UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7803

Name of Registrant: Vanguard Scottsdale Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2011 – February 29, 2012

Item 1: Reports to Shareholders

Semiannual Report | February 29, 2012
Vanguard Explorer ValueTM Fund

> For the six months ended February 29, 2012, Vanguard Explorer Value Fund returned 12.52%.

> The fund outperformed its benchmark for the period, but lagged the average performance of small-capitalization value funds.

> Holdings in financials, industrials, and information technology added most to the fund’s overall return.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisors’ Report.	6
Fund Profile.	10
Performance Summary.	11
Financial Statements.	12
About Your Fund’s Expenses.	22
Trustees Approve Advisory Agreements.	24
Glossary.	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended February 29, 2012
Total
Returns
Vanguard Explorer Value Fund	12.52%
Russell 2500 Value Index	12.07
Small-Cap Value Funds Average	13.12
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance
August 31, 2011, Through February 29, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Explorer Value Fund	$21.94	$23.32	$0.189	$1.019

1

Chairman’s Letter

Dear Shareholder,

Despite persistent volatility in the global financial markets, U.S. stocks posted strong results for the six months ended February 29, 2012. Vanguard Explorer Value Fund returned 12.52% for the period, outperforming its benchmark, the Russell 2500 Value Index, by about half a percentage point, but lagging the average return of its peers.

The fund’s holdings in financials, industrials, and information technology were the largest contributors to overall returns. The advisors’ strong stock selection within industrials and technology also boosted the fund’s performance relative to the index. Holdings in telecommunication services and energy weighed on the fund’s performance, both on an absolute basis and in comparison to its benchmark.

Notes of optimism propelled stock prices higher
U.S. stocks produced a strong return of 13.18% over the period. That statement is true enough, but the headline figure obscures the volatility that has been perhaps the most prominent feature of the financial markets over the past six months and indeed the past few years.

If the six-month period had started a month earlier, for example, the Dow Jones U.S. Total Stock Market Index would have returned just 1.97%. A start date two months earlier would have put the six-month return at –5.18%.

2

In the six months through February, however, stock prices benefited from signs of acceleration in the U.S. economic expansion and hope that the European Union’s latest agreement on Greek debt would help to contain a threat that has menaced global markets for much of the past two years. European stocks rallied on the news about Greece, but international stocks still trailed their U.S. counterparts for the full six months.

Bonds’ strength confounded expectations
Bonds produced solid returns, to the surprise of many long-time observers of the fixed income markets. At the start of the period, the yield of the 10-year U.S.

Treasury note stood at 2.22%, suggesting that returns would be very modest by historical standards. Over the next six months, however, yields moved lower still, boosting bond prices, which move in the opposite direction. At the end of February, the yield of the 10-year Treasury note stood at 1.98%. As yields decline, obviously, the scope for continued declines—and price increases—diminishes. Municipal bonds performed even more strongly than the broad taxable market.

The returns for 3-month Treasury bills and other money market instruments remained near 0%, consistent with the Federal Reserve’s policy on interest rates.

Market Barometer

		Total Returns
		Periods Ended February 29, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.31%	4.86%	1.77%
Russell 2000 Index (Small-caps)	12.40	-0.15	1.83
Dow Jones U.S. Total Stock Market Index	13.18	4.35	2.07
MSCI All Country World Index ex USA (International)	3.97	-6.10	-0.75

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.73%	8.37%	6.36%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	5.67	12.42	5.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.06	1.20

CPI
Consumer Price Index	0.49%	2.87%	2.27%

3

Strong returns in several sectors drove returns
Vanguard Explorer Value Fund invests in small- and midsized companies that, in the opinion of the fund’s advisors, are undervalued by the market. Small- and mid-capitalization stocks faced some weakness early in the reporting period, but later rallied to end the six months with double-digit returns. In this environment, the fund produced a return of almost 13%.

The fund’s holdings in the financial sector added the most to its overall performance for the half-year. After being battered by the European debt crisis and regulatory concerns during much of last year, financial stocks rebounded strongly during the period. Banks and insurance companies drove returns, but strength was evident in many areas of the sector amid signs of improving investor sentiment.

Industrial and information technology stocks also added significantly to the fund’s overall returns. In the industrial sector, professional services and rail and road companies led the way, while electronic equipment and software companies were the top performers within technology. The fund also benefited from notable returns in the consumer discretionary, materials, and health care sectors.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Explorer Value Fund	0.61%	1.45%

The fund expense ratio shown is from the prospectus dated December 29, 2011, and represents estimated costs for the current fiscal year. For the six months ended February 29, 2012, the fund’s annualized expense ratio was 0.59%. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Small-Cap Value Funds.

4

On a relative basis, the fund’s industrial and technology holdings added most to performance for the half-year. The advisors’ strong stock selection in these two sectors provided the fund with a significant boost over its benchmark.

Telecommunication services and energy were the only areas of the market in which the fund posted negative results for the period. Poor stock selection within telecom—which accounted for less than 2% of the fund’s holdings, on average, during the period—weighed most heavily on the fund’s performance, both on an absolute basis and relative to the benchmark.

In good times and bad times a balanced portfolio is key
As the volatility in the financial markets persists, we continue to believe investors are best served by maintaining a diversified, balanced investment plan. In strong markets, the equity portion of a balanced portfolio can offer investors the opportunity for long-term growth. In more volatile times, bonds and short-term investments can help provide a cushion from dramatic swings in the stock market.

For these reasons, Vanguard encourages you to create a long-term investment plan that includes a mix of large-, mid-, and small-cap stocks, bonds, and short-term investments appropriate for your time horizon and risk tolerance.

By providing broad exposure to small-and mid-cap value stocks, Explorer Value Fund can play an important role in a well-balanced portfolio. And the fund’s low costs can help you keep more of the returns produced by the fund’s advisors.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 12, 2012

5

Advisors’ Report

For the half-year ended February 29, 2012, Vanguard Explorer Value Fund returned 12.52%. Your fund is managed by three independent advisors, a strategy that enhances the fund’s diversification by providing exposure to distinct, yet complementary, investment approaches. It is not uncommon for different advisors to have different views about individual securities or the broader investment environment. The advisors, the amount and percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the table below. The advisors have also prepared a discussion of the investment environment that existed during the half-year and of how their portfolio positioning reflects this assessment. These comments were prepared on March 16, 2012.

Vanguard Explorer Value Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
Frontier Capital Management Co.,	34	42	The advisor selects stocks by identifying companies it
LLC			believes are underpriced relative to their long-term
			value. These companies are generally inexpensive and
			have low price-to-book and price-to earnings ratios.
Cardinal Capital Management,	32	40	The advisor seeks stocks of companies that are able to
L.L.C.			generate excess cash flow and reinvest the cash to
			increase shareholder value.
Sterling Capital Management LLC	30	38	The advisor searches for stocks of quality companies
			selling at large discounts compared with their
			underlying value. It defines quality companies as those
			that generate considerable cash flow, reinvest in
			opportunities with attractive returns, and have a
			competitive advantage within their business sector.
Cash Investments	4	4	These short-term reserves are invested by Vanguard in
			equity index products to simulate investment in stocks.
			Each advisor may also maintain a modest cash
			position.

6

Frontier Capital Management Co., LLC

Portfolio Managers:
Thomas W. Duncan, Jr., Senior Vice President

William A. Teichner, CFA, Senior Vice President

Through the summer and fall of 2011, the stock market remained volatile as investors worried about the European sovereign debt crisis. However, early in 2012 the market strengthened as concerns about Europe subsided to some degree, while investors gained confidence about the prospects for the U.S. economy.

Our portion of the fund benefited from stock selection, while sector allocation had an approximately neutral effect. Stock selection was particularly strong within the producer durables, materials and processing, and health care sectors.

During the period, the portfolio’s ten best-contributing stocks were spread over four sectors and included seven producer durables companies and one stock each in technology, health care, and materials and processing.

The portfolio’s best-contributing stock was On Assignment, a diversified professional staffing firm focused on highly skilled labor, such as engineers, nurses, and physicians. The stock added approximately 140 basis points to performance. (One basis point equals one-hundredth of a percentage point.) During the period, the company reported results that exceeded consensus revenue and earnings expectations. Demand was particularly strong for the company’s information technology and engineering professionals.

The portfolio’s ten largest detractors were also spread over four sectors and included three holdings each in producer durables and materials and processing, and two stocks each in energy and consumer discretionary. The largest single detractor during the period was Comstock Resources, a producer of natural gas and, to a much lesser extent, crude oil. During the period, natural gas prices weakened significantly, which caused downward revisions to the company’s earnings prospects. We continue to maintain a position in the stock, since part of the decline in natural gas prices was related to temporary weather conditions. Furthermore, the stock is inexpensive and management has been increasing the company’s exposure to crude oil, which has maintained steadier prices and offers more attractive economics.

During the period, we bought 12 new stocks and sold 11 holdings. The purchases and sales were each spread over six sectors. The net effect was a small increase in the number of financial and energy stocks and a slight reduction in health care and consumer discretionary companies. As is typical for Frontier, the changes were made because of company-specific reasons rather than top-down positioning.

7

Cardinal Capital Management, L.L.C.

Portfolio Managers:
Amy K. Minella, Managing Partner and Portfolio Manager

Robert B. Kirkpatrick, CFA, Managing Partner and Portfolio Manager

Eugene Fox, III, Managing Partner and Portfolio Manager

For the six months ended February 29, 2012, domestic equities posted strong returns. Prospects for 2012 brightened amid signs of strengthening domestic economic growth and a strong rebound in consumer confidence. However, economic challenges persisted overseas with an imminent recession in Europe and domestically as a result of the dysfunctional U.S. political situation and the drag created by a slowdown in government spending at all levels.

Relative performance was hurt by stock selection in the industrial and information technology sectors and the drag from holding residual cash in a strong market. Specifically, shares of InterDigital, an intellectual property-based business model, fell after the strategic process it entered into during the summer did not result in a sale of the company and its valuable patent portfolio.

Contributors to relative performance included stock selection in the energy sector and an absence of the poorly performing utilities sector. Also, shares of Nelnet, a student loan servicer and legacy student loan portfolio, performed strongly because of low interest rates and opportunistic redeployment of the company’s strong free cash flow.

Our investment outlook remains cautiously optimistic—cautious because of an imminent recession in Europe, political headwinds in the United States, and a continued drag in government spending at all levels. We’re optimistic because U.S. economic growth is strengthening and strong demand from emerging markets, record corporate cash, and a rebound in mergers and acquisitions activity should support corporate earnings growth.

Meanwhile, inflation is tame and interest rates are likely to remain very low for the foreseeable future. As business confidence and credit markets have continued to improve, our corporate managements have been active in utilizing their free cash flow and debt capacity to make accretive acquisitions and share repurchases. These actions will benefit 2012 results and also bode well for the future.

Sterling Capital Management LLC

Portfolio Managers:
Eduardo A. Brea, CFA, Managing Director

Brian R. Walton, CFA, Managing Director

For the six months ended February 29, 2012, U.S. domestic small- and mid-cap securities posted strong gains and recovered nicely from the 2011 summer sell-off. During the period, our technology

8

and consumer discretionary holdings produced gains that outpaced the index, while our portfolio’s energy exposure detracted from performance. Negative stock selection within the utility sector proved to be the biggest drag on portfolio performance.

Technology companies broadly benefited from a rebound in IT spending following a Europe-induced slowdown in mid-2011. Axcelis Technologies experienced improved booking activity as semiconductor demand recovered. NetScout Systems recovered from past earnings disappointments and reported strong earnings that benefited from heightened wireless network demand. Although not experiencing real accelerating revenue growth, CA Technologies’ shares were boosted by its board’s decision to return significant cash to shareholders by increasing both share repurchases and dividend payments.

Improving capital allocation strategies also benefited consumer discretionary holding Meredith Corporation, which increased its dividend 50% (to yield 5%), supported by the company’s strong free cash flow. Elsewhere in the consumer discretionary sector, improving consumer spending supported gains by retailers HHGregg and Kirkland’s.

The energy sector detracted from performance largely because of the weak performance of EXCO Resources. Natural gas prices have fallen significantly over the past few months, which pressured the values of all producers of this commodity. Within the utility sector, the portfolio’s largest position remains NII Holdings, a wireless telecommunications provider in both Mexico and Brazil. Currency fluctuations and increased competition have challenged this company but valuation remains very compelling and supports continued portfolio ownership.

Free cash flow yields remain broadly attractive within the small- and mid-cap domestic universe. Financial flexibility exists for many firms to initiate capital allocation strategies structured to enhance shareholder returns via share repurchase, dividend increases, or mergers and acquisitions. We are optimistic that the portfolio will benefit from this scenario, as our holdings generally have strong balance sheets, which can help provide support for such initiatives.

9

Explorer Value Fund

Fund Profile
As of February 29, 2012

Portfolio Characteristics
		Russell	DJ
		2500	U.S. Total
		Value	Market
	Fund	Index	Index
Number of Stocks	183	1,680	3,733
Median Market Cap	$1.9B	$2.5B	$33.9B
Price/Earnings Ratio	18.7x	19.5x	16.5x
Price/Book Ratio	1.4x	1.4x	2.2x
Return on Equity	10.7%	7.4%	18.2%
Earnings Growth Rate	0.5%	-1.3%	7.6%
Dividend Yield	1.7%	2.1%	1.9%
Foreign Holdings	0.7%	0.0%	0.0%
Turnover Rate
(Annualized)	39%	—	—
Ticker Symbol	VEVFX	—	—
Expense Ratio[1]	0.61%	—	—
30-Day SEC Yield	0.99%	—	—
Short-Term Reserves	3.5%	—	—

Sector Diversification (% of equity exposure)
		Russell	DJ
		2500	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	9.2%	13.1%	11.9%
Consumer Staples	1.2	3.0	9.4
Energy	5.1	5.0	11.2
Financials	29.0	33.0	15.4
Health Care	5.4	5.4	11.4
Industrials	20.3	14.5	11.2
Information
Technology	20.8	9.8	19.4
Materials	5.5	5.8	4.1
Telecommunication
Services	1.3	0.8	2.5
Utilities	2.2	9.6	3.5

Ten Largest Holdings (% of total net assets)
Lexmark International	Computer Storage
Inc. Class A	& Peripherals	1.4%
Affiliated Managers	Asset Management
Group Inc.	& Custody Banks	1.3
Silgan Holdings Inc.	Metal & Glass
	Containers	1.3
Teledyne Technologies	Aerospace &
Inc.	Defense	1.2
Nelnet Inc. Class A	Consumer Finance	1.2
Aspen Insurance	Property & Casualty
Holdings Ltd.	Insurance	1.2
Teleflex Inc.	Health Care
	Equipment	1.2
Six Flags Entertainment
Corp.	Leisure Facilities	1.1
Broadridge Financial	Data Processing &
Solutions Inc.	Outsourced
	Services	1.1
j2 Global Inc.	Internet Software &
	Services	1.0
Top Ten		12.0%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 29, 2011, and represents estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratio was 0.59%.

10

Explorer Value Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 30, 2010, Through February 29, 2012

Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Explorer Value Fund	3/30/2010	-2.36%	7.78%

See Financial Highlights for dividend and capital gains information.

11

Explorer Value Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (92.7%)[1]
Consumer Discretionary (8.4%)
	Six Flags Entertainment
	Corp.	31,100	1,408
	Meredith Corp.	37,271	1,226
	Interpublic Group of Cos.
	Inc.	85,400	1,001
	Virgin Media Inc.	35,500	895
	Chico’s FAS Inc.	52,597	789
*	Kirkland’s Inc.	43,500	694
*	Entercom Communications
	Corp. Class A	83,550	585
	Newell Rubbermaid Inc.	29,593	541
	Harman International
	Industries Inc.	10,900	535
	Regis Corp.	30,200	523
*	Ascena Retail Group Inc.	12,800	494
	International Speedway
	Corp. Class A	15,700	395
	HSN Inc.	10,500	390
	Thor Industries Inc.	8,770	286
	American Eagle Outfitters
	Inc.	16,700	243
*	DineEquity Inc.	3,800	203
*	Cambium Learning Group
	Inc.	58,100	167
			10,375
Consumer Staples (1.0%)
	JM Smucker Co.	8,700	655
	Inter Parfums Inc.	18,973	320
*	Pantry Inc.	19,465	242
			1,217
Energy (4.6%)
	World Fuel Services Corp.	24,700	1,029
*	Concho Resources Inc.	8,800	940
*	Oasis Petroleum Inc.	22,700	728
	SM Energy Co.	8,333	656
*	Forest Oil Corp.	39,300	508
*	Carrizo Oil & Gas Inc.	15,848	446

			Market
			Value
		Shares	($000)
*	Resolute Energy Corp.	36,700	410
	EXCO Resources Inc.	55,100	393
*	Comstock Resources Inc.	24,210	388
*	Bonanza Creek Energy Inc.	12,400	231
			5,729
Financials (27.2%)
*	Affiliated Managers Group
	Inc.	15,300	1,628
	Nelnet Inc. Class A	55,200	1,458
	Aspen Insurance Holdings
	Ltd.	54,636	1,449
	Endurance Specialty
	Holdings Ltd.	33,500	1,288
	Leucadia National Corp.	43,900	1,251
	Cash America International
	Inc.	21,900	1,016
	CYS Investments Inc.	74,200	1,007
	First Citizens BancShares
	Inc. Class A	5,600	986
	CapitalSource Inc.	134,800	910
	Comerica Inc.	30,100	894
	Washington Federal Inc.	51,800	839
*	E*Trade Financial Corp.	83,500	804
	Hatteras Financial Corp.	27,300	777
	StanCorp Financial Group
	Inc.	19,400	771
	Lincoln National Corp.	29,500	733
	Northwest Bancshares Inc.	56,800	717
	Assured Guaranty Ltd.	42,300	711
	HCC Insurance Holdings Inc.	23,173	708
	Ares Capital Corp.	41,800	697
	Assurant Inc.	16,100	684
	Flushing Financial Corp.	50,570	655
	Willis Group Holdings plc	18,100	649
	Argo Group International
	Holdings Ltd.	21,472	641
	First American Financial
	Corp.	39,900	614
	Entertainment Properties
	Trust	13,500	614

12

Explorer Value Fund

			Market
			Value
		Shares	($000)
	Parkway Properties Inc.	60,400	603
	Brookline Bancorp Inc.	64,900	596
	First Community
	Bancshares Inc.	47,094	584
	WSFS Financial Corp.	14,806	570
	Starwood Property Trust
	Inc.	27,800	549
	Jefferies Group Inc.	31,980	535
*	Popular Inc.	280,100	532
*	Beneficial Mutual Bancorp
	Inc.	56,550	513
	National Retail Properties
	Inc.	18,594	495
	Renasant Corp.	32,421	492
	Medical Properties Trust
	Inc.	47,700	464
*	PHH Corp.	33,600	458
	Government Properties
	Income Trust	19,600	457
*	Pinnacle Financial Partners
	Inc.	27,347	453
	Selective Insurance Group
	Inc.	25,410	436
	Raymond James Financial
	Inc.	12,254	433
	Hancock Holding Co.	12,540	426
	Campus Crest Communities
	Inc.	38,707	410
	MI Developments Inc.	10,600	397
*	Navigators Group Inc.	8,180	384
	Home Bancshares Inc.	14,410	363
	First Horizon National Corp.	37,404	352
*	Investment Technology
	Group Inc.	25,900	298
*	Texas Capital Bancshares
	Inc.	7,140	242
	Bank Mutual Corp.	48,500	191
			33,734
Health Care (4.7%)
	Teleflex Inc.	24,200	1,434
*	Henry Schein Inc.	11,800	874
	Omnicare Inc.	22,400	788
	Cooper Cos. Inc.	8,784	698
*	VCA Antech Inc.	29,000	638
*	Coventry Health Care Inc.	17,800	582
*	IRIS International Inc.	39,877	445
*	Symmetry Medical Inc.	40,300	292
	Lincare Holdings Inc.	2,800	75
			5,826
Industrials (19.0%)
*	Teledyne Technologies Inc.	24,642	1,469
*	Atlas Air Worldwide
	Holdings Inc.	29,425	1,254
	Celadon Group Inc.	72,288	1,067

			Market
			Value
		Shares	($000)
*	FTI Consulting Inc.	25,300	1,014
*	KAR Auction Services Inc.	62,700	1,008
*	On Assignment Inc.	69,659	967
	Equifax Inc.	21,300	895
	Mueller Industries Inc.	17,500	805
*	RailAmerica Inc.	38,364	790
	Harsco Corp.	35,000	778
*	SYKES Enterprises Inc.	56,000	772
*	Altra Holdings Inc.	37,785	736
*	Kirby Corp.	10,048	689
	Snap-on Inc.	10,535	644
	Granite Construction Inc.	21,800	623
*	Saia Inc.	37,326	609
*	WESCO International Inc.	9,576	602
	Actuant Corp. Class A	21,071	594
*	Beacon Roofing Supply Inc.	23,733	560
*	BE Aerospace Inc.	11,193	513
	Encore Wire Corp.	17,390	507
	UTi Worldwide Inc.	30,700	495
	Kaman Corp.	13,900	479
	Lennox International Inc.	12,210	478
*	EnergySolutions Inc.	110,800	466
	Carlisle Cos. Inc.	9,110	445
*	Columbus McKinnon Corp.	24,205	403
*	Orbital Sciences Corp.	28,245	397
*	WABCO Holdings Inc.	6,426	382
	Interface Inc. Class A	30,527	374
	Apogee Enterprises Inc.	27,480	365
*	Furmanite Corp.	44,885	328
	Heidrick & Struggles
	International Inc.	15,910	323
	HNI Corp.	12,076	305
*	Accuride Corp.	34,720	276
*	CRA International Inc.	10,722	255
	Mine Safety Appliances Co.	6,400	236
*	DXP Enterprises Inc.	6,349	235
	Viad Corp.	11,200	218
	JB Hunt Transport Services
	Inc.	3,900	200
			23,556
Information Technology (19.5%)
	Lexmark International Inc.
	Class A	45,461	1,677
	Broadridge Financial
	Solutions Inc.	54,350	1,323
	j2 Global Inc.	43,700	1,292
	IAC/InterActiveCorp	26,900	1,227
	CA Inc.	44,500	1,203
	DST Systems Inc.	21,700	1,150
	Earthlink Inc.	147,900	1,105
*	ACI Worldwide Inc.	27,900	1,054
*	Convergys Corp.	81,800	1,054
	Jabil Circuit Inc.	31,317	809
	MTS Systems Corp.	14,887	731
*	Compuware Corp.	80,900	729

13

Explorer Value Fund

			Market
			Value
		Shares	($000)
	InterDigital Inc.	18,800	711
*	OSI Systems Inc.	11,716	691
	Lender Processing
	Services Inc.	30,200	666
*	Insight Enterprises Inc.	31,440	657
*	Skyworks Solutions Inc.	24,000	647
*	Itron Inc.	14,300	635
*	ValueClick Inc.	30,400	632
	Global Payments Inc.	11,900	614
*	Atmel Corp.	52,300	529
*	ON Semiconductor Corp.	57,120	518
*	Orbotech Ltd.	44,800	490
*	Fairchild Semiconductor
	International Inc. Class A	32,990	481
*	Brightpoint Inc.	50,820	447
	Harris Corp.	10,200	445
*	Pericom Semiconductor
	Corp.	57,815	445
	Diebold Inc.	10,048	393
	Littelfuse Inc.	7,208	381
*	Acxiom Corp.	26,300	369
*	Advanced Energy
	Industries Inc.	20,490	246
*	Lionbridge Technologies
	Inc.	86,050	223
*	Virtusa Corp.	11,770	184
*	Netscout Systems Inc.	7,850	167
*	Anaren Inc.	8,415	148
			24,073
Materials (5.1%)
	Silgan Holdings Inc.	37,400	1,590
	FMC Corp.	11,600	1,148
	Cytec Industries Inc.	10,302	613
	PH Glatfelter Co.	34,110	533
	Eagle Materials Inc.	16,580	520
	Cabot Corp.	12,672	513
*	WR Grace & Co.	7,200	410
	Albemarle Corp.	6,100	406
*	Ferro Corp.	69,700	387
*	RTI International Metals Inc.	8,732	197
			6,317
Telecommunication Services (1.2%)
*	NII Holdings Inc.	29,900	535
	NTELOS Holdings Corp.	16,250	378
	Windstream Corp.	30,000	362
	Lumos Networks Corp.	16,250	208
			1,483

			Market
			Value
		Shares	($000)
	Utilities (2.0%)
	Westar Energy Inc.	28,135	774
	Portland General
	Electric Co.	26,453	652
	Unitil Corp.	17,210	458
	Southwest Gas Corp.	9,545	407
	Piedmont Natural Gas
	Co. Inc.	5,466	177
			2,468
	Total Common Stocks
	(Cost $103,887)		114,778
Temporary Cash Investments (7.2%)[1]
	Money Market Fund (6.8%)
2	Vanguard Market
	Liquidity Fund,
	0.111%	8,475,695	8,476

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.4%)
[3,4]	Federal Home Loan
	Bank Discount Notes,
	0.025%, 3/23/12	200	200
[4,5]	Freddie Mac Discount
	Notes, 0.050%, 4/4/12	300	300
			500
Total Temporary Cash Investments
	(Cost $8,976)		8,976
	Total Investments (99.9%)
	(Cost $112,863)		123,754
Other Assets and Liabilities (0.1%)
	Other Assets		1,053
	Liabilities		(922)
			131
	Net Assets (100%)
Applicable to 5,311,976 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)			123,885
	Net Asset Value Per Share		$23.32

14

Explorer Value Fund

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	112,440
Overdistributed Net Investment Income	(42)
Accumulated Net Realized Gains	138
Unrealized Appreciation (Depreciation)
Investment Securities	10,891
Futures Contracts	458
Net Assets	123,885

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.4% and 3.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Explorer Value Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	814
Interest[1]	5
Security Lending	7
Total Income	826
Expenses
Investment Advisory Fees—Note B
Basic Fee	200
Performance Adjustment	15
The Vanguard Group—Note C
Management and Administrative	99
Marketing and Distribution	11
Custodian Fees	8
Shareholders’ Reports	1
Total Expenses	334
Net Investment Income	492
Realized Net Gain (Loss)
Investment Securities Sold	66
Futures Contracts	(91)
Realized Net Gain (Loss)	(25)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	12,590
Futures Contracts	624
Change in Unrealized Appreciation (Depreciation)	13,214
Net Increase (Decrease) in Net Assets Resulting from Operations	13,681
1 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Explorer Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	492	914
Realized Net Gain (Loss)	(25)	7,134
Change in Unrealized Appreciation (Depreciation)	13,214	7,154
Net Increase (Decrease) in Net Assets Resulting from Operations	13,681	15,202
Distributions
Net Investment Income	(962)	(576)
Realized Capital Gain[1]	(5,185)	(837)
Total Distributions	(6,147)	(1,413)
Capital Share Transactions
Issued	12,844	64,108
Issued in Lieu of Cash Distributions	5,669	1,289
Redeemed	(17,881)	(38,764)
Net Increase (Decrease) from Capital Share Transactions	632	26,633
Total Increase (Decrease)	8,166	40,422
Net Assets
Beginning of Period	115,719	75,297
End of Period[2]	123,885	115,719

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $4,152,000 and $815,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($42,000) and $428,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Explorer Value Fund

Financial Highlights

	Six Months	Year	March 16,
	Ended	Ended	2010[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$21.94	$18.09	$20.00
Investment Operations
Net Investment Income	.100	.190	.044
Net Realized and Unrealized Gain (Loss) on Investments	2.488	3.991	(1.954)
Total from Investment Operations	2.588	4.181	(1.910)
Distributions
Dividends from Net Investment Income	(.189)	(.135)	—
Distributions from Realized Capital Gains	(1.019)	(.196)	—
Total Distributions	(1.208)	(.331)	—
Net Asset Value, End of Period	$23.32	$21.94	$18.09

Total Return[2]	12.52%	23.04%	-9.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$124	$116	$75
Ratio of Total Expenses to Average Net Assets[3]	0.59%	0.57%	0.56%[4]
Ratio of Net Investment Income to Average Net Assets	0.87%	0.82%	0.55%[4]
Portfolio Turnover Rate	39%	41%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Subscription period for the fund was March 16, 2010, to March 30, 2010, during which time all assets were held in money market instruments. Performance measurement began March 30, 2010, at a net asset value of $20.00.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.01% and 0.00%.
4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Explorer Value Fund

Notes to Financial Statements

Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

19

Explorer Value Fund

B. Frontier Capital Management Co., LLC, Cardinal Capital Management L.L.C., and Sterling Capital Management LLC each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees for Frontier Capital Management Co., LLC, Cardinal Capital Management L.L.C., and Sterling Capital Management LLC are subject to quarterly adjustments based on performance since May 31, 2010, relative to the Russell 2000 Value Index, Russell Mid-Cap Value Custom Cap-Range Index, and Russell 2500 Value Index, respectively.

The Vanguard Group manages the cash reserves of the fund on an at-cost basis.

For the six months ended February 29, 2012, the aggregate investment advisory fee represented an effective annual basic rate of 0.35% of the fund’s average net assets, before an increase of $15,000 (0.03%) based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $19,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 29, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	114,778	—	—
Temporary Cash Investments	8,476	500	—
Futures Contracts—Assets[1]	12	—	—
Futures Contracts—Liabilities[1]	(92)	—	—
Total	123,174	500	—
1 Represents variation margin on the last day of the reporting period.

20

Explorer Value Fund

E. At February 29, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-Mini Russell 2000 Index	March 2012	57	4,617	458

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 29, 2012, the cost of investment securities for tax purposes was $112,863,000. Net unrealized appreciation of investment securities for tax purposes was $10,891,000, consisting of unrealized gains of $16,728,000 on securities that had risen in value since their purchase and $5,837,000 in unrealized losses on securities that had fallen in value since their purchase.

G. During the six months ended February 29, 2012, the fund purchased $20,974,000 of investment securities and sold $27,502,000 of investment securities, other than temporary cash investments.

H. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	February 29, 2012	August 31, 2011
	Shares	Shares
	(000)	(000)
Issued	586	2,748
Issued in Lieu of Cash Distributions	275	57
Redeemed	(823)	(1,693)
Net Increase (Decrease) in Shares Outstanding	38	1,112

I. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

22

Six Months Ended February 29, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Explorer Value Fund	8/31/2011	2/29/2012	Period
Based on Actual Fund Return	$1,000.00	$1,125.23	$3.12
Based on Hypothetical 5% Yearly Return	1,000.00	1,021.93	2.97

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.59%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

23

Trustees Approve Advisory Agreements

The board of trustees of Vanguard Explorer Value Fund has renewed the fund’s investment advisory agreements with Cardinal Capital Management, L.L.C., Frontier Capital Management Co., LLC, and Sterling Capital Management LLC. The board determined that the retention of the advisors was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the agreements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services since its inception in 2010, and took into account the organizational depth and stability of each advisor. The board noted the following:

Cardinal Capital Management, L.L.C. Founded in 1995, Cardinal is an investment advisor that manages small- and mid-cap value portfolios. Cardinal employs a cash-flow-oriented investment process. Cardinal believes that a company’s stock price is ultimately determined by its ability to generate excess cash flow and redeploy that cash to enhance shareholder value. Cardinal has advised a portion of the fund since the fund’s inception.

Frontier Capital Management Co. LLC. Founded in 1980, Frontier is an investment advisor with a long history of investing in small- and mid-cap stocks. Frontier selects stocks by identifying companies that the advisor believes are underpriced relative to their long-term value. These companies generally are inexpensive in many ways, including price-to-book and price-to-earnings ratios. Frontier has advised a portion of the fund since the fund’s inception.

Sterling Capital Management LLC. Founded in 1970, Sterling uses a value-oriented strategy that seeks to identify stocks of quality companies selling at large discounts compared with the underlying value of the business. Sterling defines quality companies as those that generate considerable cash flow, offer reinvestment opportunities with attractive returns, and enjoy competitive advantages in their business sector. Sterling has advised a portion of the fund since the fund’s inception.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory agreements.

Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that each advisor has carried out the fund’s investment strategy in a disciplined fashion, and the performance results have allowed the fund to remain competitive versus its benchmark and peer group. Information about the fund’s performance since inception can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the fund’s advisory fee rate.

24

The board did not consider profitability of the fund’s advisors in determining whether to approve the advisory fees, because the firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory agreement again after a one-year period.

25

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

26

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services), Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing),
Board. Principal Occupation(s) During the Past Five	and Delphi Automotive LLP (automotive components);
Years: Chairman of the Board of The Vanguard Group,	Senior Advisor at New Mountain Capital; Trustee of
Inc., and of each of the investment companies served	The Conference Board.
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive	Amy Gutmann
Officer and President of The Vanguard Group and of	Born 1949. Trustee Since June 2006. Principal
each of the investment companies served by The	Occupation(s) During the Past Five Years: President
Vanguard Group since 2008; Director of Vanguard	of the University of Pennsylvania; Christopher H.
Marketing Corporation; Managing Director of The	Browne Distinguished Professor of Political Science
Vanguard Group (1995–2008).	in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
nication and the Graduate School of Education
Independent Trustees	of the University of Pennsylvania; Director of
Carnegie Corporation of New York, Schuylkill River
Emerson U. Fullwood	Development Corporation, and Greater Philadelphia
Born 1948. Trustee Since January 2008. Principal	Chamber of Commerce; Trustee of the National
Occupation(s) During the Past Five Years: Executive	Constitution Center; Chair of the Presidential
Chief Staff and Marketing Officer for North America	Commission for the Study of Bioethical Issues.
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and	JoAnn Heffernan Heisen
services); Executive in Residence and 2010	Born 1950. Trustee Since July 1998. Principal
Distinguished Minett Professor at the Rochester	Occupation(s) During the Past Five Years: Corporate
Institute of Technology; Director of SPX Corporation	Vice President and Chief Global Diversity Officer
(multi-industry manufacturing), the United Way of	(retired 2008) and Member of the Executive
Rochester, Amerigroup Corporation (managed health	Committee (1997–2008) of Johnson & Johnson
care), the University of Rochester Medical Center,	(pharmaceuticals/medical devices/consumer
Monroe Community College Foundation, and North	products); Director of Skytop Lodge Corporation
Carolina A&T University.	(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
Rajiv L. Gupta	for Talent Innovation; Member of the Advisory Board
Born 1945. Trustee Since December 2001.[2]	of the Maxwell School of Citizenship and Public Affairs
Principal Occupation(s) During the Past Five Years:	at Syracuse University.
Chairman and Chief Executive Officer (retired 2009)

F. Joseph Loughrey	Group since 2010; Assistant Controller of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group (2001–2010).
and Chief Operating Officer (retired 2009) and Vice
Chairman of the Board (2008–2009) of Cummins Inc.	Thomas J. Higgins
(industrial machinery); Director of SKF AB (industrial	Born 1957. Chief Financial Officer Since September
machinery), Hillenbrand, Inc. (specialized consumer	2008. Principal Occupation(s) During the Past Five
services), the Lumina Foundation for Education, and	Years: Principal of The Vanguard Group, Inc.; Chief
Oxfam America; Chairman of the Advisory Council	Financial Officer of each of the investment companies
for the College of Arts and Letters and Member	served by The Vanguard Group since 2008; Treasurer
of the Advisory Board to the Kellogg Institute for	of each of the investment companies served by The
International Studies at the University of Notre Dame.	Vanguard Group (1998–2008).

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School (retired 2011); Chief Investment	the investment companies served by The Vanguard
Officer and Managing Partner of HighVista Strategies	Group since 2008; Assistant Treasurer of each of the
LLC (private investment firm); Director of Rand	investment companies served by The Vanguard Group
Merchant Bank; Overseer of the Museum of Fine	(1988–2008).
Arts Boston.
Heidi Stam
Alfred M. Rankin, Jr.	Born 1956. Secretary Since July 2005. Principal
Born 1941. Trustee Since January 1993. Principal	Occupation(s) During the Past Five Years: Managing
Occupation(s) During the Past Five Years: Chairman,	Director of The Vanguard Group, Inc., since 2006;
President, and Chief Executive Officer of NACCO	General Counsel of The Vanguard Group since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Secretary of The Vanguard Group and of each of the
Director of Goodrich Corporation (industrial products/	investment companies served by The Vanguard Group
aircraft systems and services) and the National	since 2005; Director and Senior Vice President of
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of the Federal Reserve Bank of Cleveland and of	Principal of The Vanguard Group (1997–2006).
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Vanguard Senior Management Team
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	Michael S. Miller
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and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	Glenn W. Reed
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Corning Incorporated (2000-2010) and Dow Corning	Chris D. McIsaac
(2001–2010); Director of SPX Corporation (multi-
industry manufacturing); Overseer of the Amos Tuck	Chairman Emeritus and Senior Advisor
School of Business Administration at Dartmouth
College; Advisor to the Norris Cotton Cancer Center.	John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Executive Officers

Glenn Booraem	Founder
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	John C. Bogle
of The Vanguard Group, Inc.; Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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Q16902 042012

Semiannual Report | February 29, 2012

Vanguard Russell 1000 Index Funds

Vanguard Russell 1000 Index Fund
Vanguard Russell 1000 Value Index Fund
Vanguard Russell 1000 Growth Index Fund

> The three Vanguard Russell 1000 Index Funds delivered strong gains for the six months ended February 29, with returns in a tight range between 12.77% and 13.70%.

> Each fund met its objective of closely tracking its benchmark index.

> Information technology, consumer discretionary, and industrial stocks were among the funds’ best performers.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Russell 1000 Index Fund.	8
Russell 1000 Value Index Fund.	21
Russell 1000 Growth Index Fund.	34
About Your Fund’s Expenses.	47
Glossary.	49

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended February 29, 2012
Total
Returns
Vanguard Russell 1000 Index Fund
Institutional Shares	13.26%
ETF Shares
Market Price	13.25
Net Asset Value	13.24
Russell 1000 Index	13.31
Large-Cap Core Funds Average	12.27
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Russell 1000 Value Index Fund
Institutional Shares	12.81%
ETF Shares
Market Price	12.77
Net Asset Value	12.77
Russell 1000 Value Index	12.84
Large-Cap Value Funds Average	12.39
Large-Cap Value Funds Average: Derived from data provided by Lipper Inc.
Vanguard Russell 1000 Growth Index Fund
Institutional Shares	13.70%
ETF Shares
Market Price	13.64
Net Asset Value	13.66
Russell 1000 Growth Index	13.76
Large-Cap Growth Funds Average	12.46
Large-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

For the six months ended February 29, 2012, the Vanguard Russell 1000 Index Funds produced strong returns as a late rally more than made up for losses early in the period.

All three funds closely tracked their benchmark indexes. The Russell 1000 Growth Index Fund delivered the highest return, 13.70% for its Institutional Shares, as growth stocks outperformed their value counterparts by a modest margin. The Russell 1000 Value Index Fund returned 12.81% for the same share class, and the Russell 1000 Index Fund, which encompasses the growth and value market segments, fell between with a return of 13.26% for its Institutional Shares.

Notes of economic optimism propelled stock prices higher
U.S. stocks produced a strong return of 13.18% over the period. That statement is true enough, but the headline figure obscures the volatility that has been perhaps the most prominent feature of the financial markets over the past six months, and indeed the past few years. If our semiannual reporting period had started a month earlier, for example, the Dow Jones U.S. Total Stock Market Index would have returned just 1.97%. A start date two months earlier would have produced a return of –5.18%.

2

In the six months through February, however, stock prices benefited from signs of acceleration in the U.S. economic expansion and from hope that the European Union’s latest agreement on Greek debt would help contain a threat that has menaced global markets for much of the past two years. European stocks rallied on the news about Greece, but international stocks still trailed their U.S. counterparts for the full six months.

The bond market’s strength confounded expectations
Bonds produced solid returns, to the surprise of many longtime observers of the fixed income market. At the start of the period, the yield of the 10 year U.S. Treasury note stood at just 2.22%, suggesting that returns would be very modest by historical standards. Over the next six months, however, yields moved lower still, boosting bond prices, which move in the opposite direction. At the end of February, the yield of the 10year Tnote stood at 1.98%. As yields drop, obviously, the scope for continued declines—and price increases—diminishes. Municipal bonds performed even more strongly than the broad taxable market.

The returns for 3month Treasury bills and other money market instruments remained near 0%, consistent with the Federal Reserve’s policy on interest rates.

Market Barometer

			Total Returns
		Periods Ended February 29, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.31%	4.86%	1.77%
Russell 2000 Index (Small-caps)	12.40	-0.15	1.83
Dow Jones U.S. Total Stock Market Index	13.18	4.35	2.07
MSCI All Country World Index ex USA (International)	3.97	-6.10	-0.75

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.73%	8.37%	6.36%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	5.67	12.42	5.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.06	1.20

CPI
Consumer Price Index	0.49%	2.87%	2.27%

3

Technology stocks led the parade as every sector posted gains
Representing nearly 1,000 of the nation’s largest publicly traded companies, the Russell 1000 Index encompasses the bulk of U.S. stock market capitalization. The Russell 1000 Growth and Value Indexes divide those stocks into traditional growth and value segments (with some overlap in their holdings). Each of our Russell 1000 funds seeks to track the performance of its respective benchmark, an objective met during the past six months by the funds’ advisor, Vanguard Equity Investment Group.

As I mentioned earlier, the Russell 1000 Growth Index had the best results among the three, as growth stocks did a bit better than value stocks. The rising tide of the recent market rally lifted all industries, and every sector notched a gain in all three funds. Information technology, the largest sector within the Russell 1000 Index Fund, was also the largest contributor to that fund’s performance. Tech stocks climbed during the halfyear as hardware makers racked up strong sales of tablet computers and smartphones. Companies providing tech consulting, data processing, and outsourcing services also did well.

The Russell 1000 Growth Index Fund benefited even more from the tech surge because IT, long a growthstock stalwart, represented more than a quarter of the fund’s assets during the period. Tech stocks also performed well in the Russell

Expense Ratios
Your Fund Compared With Its Peer Group
	Institutional	ETF	Peer Group
	Shares	Shares	Average
Russell 1000 Index Fund	0.08%	0.12%	1.19%
Russell 1000 Value Index Fund	0.09	0.16	1.23
Russell 1000 Growth Index Fund	0.08	0.15	1.37

The fund expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the funds’ annualized expense ratios were: for the Russell 1000 Index Fund, 0.08% for Institutional Shares and 0.12% for ETF Shares; for the Russell 1000 Value Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; and for the Russell 1000 Growth Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Russell 1000 Index Fund, Large-Cap Core Funds; for the Russell 1000 Value Index Fund, Large-Cap Value Index Funds; and for the Russell 1000 Growth Index Fund, Large-Cap Growth Funds.

4

1000 Value Index Fund, but their contribution was less significant there because of the sector’s smaller presence among value stocks.

Consumer discretionary stocks and industrials also outperformed
The consumer discretionary sector was another strong contributor for all three funds, as cable and satellite giants, specialty retailers, and fastfood chains delivered doubledigit returns. And, as the U.S. economic recovery seemed to regain traction, industrial stocks also powered forward. Companies within that sector, including manufacturers of heavy farm and construction machinery, industrial conglomerates, and aerospace and defense firms, posted impressive returns amid increased demand for heavy machinery and equipment.

For the Russell 1000 Value Index Fund, financial stocks—the fund’s largest sector, at about a quarter of assets during the period—were the biggest contributors. Commercial banks that weathered the 2007–2008 financial crisis and subsequent regulatory challenges were standouts. Insurance companies and asset managers also performed well.

To withstand short-term volatility, stay focused on your long-term goals
The tone of the stock market shifted dramatically during the fiscal halfyear.

The swing in sentiment is perhaps a good

A note on expense ratios
The Expense Ratios table in the Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. The figures may also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

5

reminder of how quickly market conditions can change and how futile it is to try to predict shortterm trends.

At Vanguard, we encourage you to stay focused on your longterm plan rather than on the market’s recent ups and downs. Maintaining a portfolio that includes a broadly diversified and steady combination of stocks, bonds, and cash investments consistent with your longterm goals and risk tolerance can help you to “stay the course” amid the kind of shortterm turbulence we’ve seen in recent months.

It’s also important to stay diversified within an asset class, so that you maintain exposure to whichever investing styles are doing well at the moment. Any of Vanguard’s Russell 1000 Index Funds, with their lowcost, taxefficient exposure to the large and midcap segments of the stock market, can be a useful component of a balanced investment portfolio.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 19, 2012

6

Your Fund’s Performance at a Glance
August 31, 2011, Through February 29, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 1000 Index Fund
Institutional Shares	$108.35	$121.38	$1.153	$0.000
ETF Shares	55.94	62.67	0.586	0.000
Vanguard Russell 1000 Value Index Fund
Institutional Shares	$104.59	$116.63	$1.177	$0.000
ETF Shares	53.57	59.74	0.586	0.000
Vanguard Russell 1000 Growth Index Fund
Institutional Shares	$112.09	$126.49	$0.823	$0.000
ETF Shares	58.31	65.80	0.408	0.000

7

Russell 1000 Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics
	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRNIX	VONE
Expense Ratio[1]	0.08%	0.12%
30-Day SEC Yield	1.91%	1.87%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Number of Stocks	980	980	3,733
Median Market Cap $40.6B		$40.6B	$33.9B
Price/Earnings Ratio	16.1x	16.1x	16.5x
Price/Book Ratio	2.3x	2.3x	2.2x
Return on Equity	19.0%	18.8%	18.2%
Earnings Growth Rate	7.8%	7.8%	7.6%
Dividend Yield	2.0%	2.0%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	49%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Consumer
Discretionary	11.8%	11.8%	11.9%
Consumer Staples	9.9	9.8	9.4
Energy	11.6	11.5	11.2
Financials	14.8	14.8	15.4
Health Care	11.3	11.3	11.4
Industrials	11.1	11.1	11.2
Information
Technology	19.3	19.5	19.4
Materials	4.1	4.1	4.1
Telecommunication
Services	2.6	2.6	2.5
Utilities	3.5	3.5	3.5

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	3.6%
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.0
International Business	IT Consulting &
Machines Corp.	Other Services	1.7
Microsoft Corp.	Systems Software	1.7
Chevron Corp.	Integrated Oil &
	Gas	1.6
General Electric Co.	Industrial
	Conglomerates	1.4
Procter & Gamble Co.	Household
	Products	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.3
Johnson & Johnson	Pharmaceuticals	1.3
Pfizer Inc.	Pharmaceuticals	1.2
Top Ten		18.1%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.08% for Institutional Shares and 0.12% for ETF Shares.

8

Russell 1000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 29, 2012

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	10/15/2010	1.43%	7.65%
ETF Shares	9/20/2010
Market Price		1.35	9.84
Net Asset Value		1.38	9.85

See Financial Highlights for dividend and capital gains information.

9

Russell 1000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 29, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	21,009	2,086	0.7%
Comcast Corp. Class A	55,889	1,642	0.6%
Home Depot Inc.	32,372	1,540	0.5%
Walt Disney Co.	36,206	1,520	0.5%
* Amazon.com Inc.	7,363	1,323	0.5%
Consumer Discretionary—Other †		25,357	8.9%
		33,468	11.7%
Consumer Staples
Procter & Gamble Co.	56,543	3,818	1.3%
Philip Morris International Inc.	36,025	3,009	1.1%
Coca-Cola Co.	40,020	2,796	1.0%
Wal-Mart Stores Inc.	35,925	2,123	0.7%
PepsiCo Inc.	32,008	2,015	0.7%
Altria Group Inc.	42,405	1,276	0.5%
Kraft Foods Inc.	33,473	1,274	0.4%
CVS Caremark Corp.	27,420	1,237	0.4%
Consumer Staples—Other †		10,481	3.7%
		28,029	9.8%
Energy
Exxon Mobil Corp.	99,786	8,632	3.0%
Chevron Corp.	40,721	4,443	1.6%
Schlumberger Ltd.	27,472	2,132	0.7%
ConocoPhillips	26,894	2,059	0.7%
Occidental Petroleum Corp.	16,467	1,719	0.6%
Energy—Other †		13,879	4.9%
		32,864	11.5%
Financials
JPMorgan Chase & Co.	80,494	3,159	1.1%
Wells Fargo & Co.	99,640	3,118	1.1%

10

Russell 1000 Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
* Berkshire Hathaway Inc. Class B	35,460	2,782	1.0%
Citigroup Inc.	58,860	1,961	0.7%
Bank of America Corp.	205,278	1,636	0.6%
Goldman Sachs Group Inc.	10,469	1,205	0.4%
US Bancorp	38,969	1,146	0.4%
American Express Co.	21,254	1,124	0.4%
Financials—Other †		26,011	9.1%
		42,142	14.8%
Health Care
Johnson & Johnson	55,527	3,614	1.3%
Pfizer Inc.	160,050	3,377	1.2%
Merck & Co. Inc.	62,524	2,387	0.8%
Abbott Laboratories	31,485	1,782	0.6%
UnitedHealth Group Inc.	21,910	1,222	0.4%
Bristol-Myers Squibb Co.	34,510	1,110	0.4%
Health Care—Other †		18,515	6.5%
		32,007	11.2%
Industrials
General Electric Co.	214,831	4,093	1.4%
United Technologies Corp.	18,541	1,555	0.6%
Caterpillar Inc.	13,060	1,492	0.5%
3M Co.	14,394	1,261	0.4%
United Parcel Service Inc. Class B	14,862	1,143	0.4%
Boeing Co.	14,933	1,119	0.4%
Industrials—Other †		20,811	7.3%
		31,474	11.0%
Information Technology
* Apple Inc.	18,733	10,162	3.5%
International Business Machines Corp.	24,535	4,827	1.7%
Microsoft Corp.	150,321	4,771	1.7%
* Google Inc. Class A	5,099	3,152	1.1%
Intel Corp.	107,401	2,887	1.0%
Oracle Corp.	77,749	2,276	0.8%
Cisco Systems Inc.	111,328	2,213	0.8%
QUALCOMM Inc.	33,806	2,102	0.7%
Visa Inc. Class A	10,574	1,230	0.4%
* EMC Corp.	41,622	1,153	0.4%
Information Technology—Other †		20,780	7.3%
		55,553	19.4%

Materials †		11,548	4.0%

Telecommunication Services
AT&T Inc.	119,960	3,670	1.3%
Verizon Communications Inc.	57,272	2,183	0.7%
Telecommunication Services—Other †		1,629	0.6%
		7,482	2.6%

Utilities †		9,930	3.5%
Total Common Stocks (Cost $263,554)		284,497	99.5%[1]

11

Russell 1000 Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.111%	981,652	982	0.4%

4U.S. Government and Agency Obligations †			100	0.0%
Total Temporary Cash Investments (Cost $1,081)			1,082	0.4%[1]
[5]Total Investments (Cost $264,635)			285,579	99.9%
Other Assets and Liabilities
Other Assets			1,054	0.4%
Liabilities[3]			(706)	(0.3%)
			348	0.1%
Net Assets			285,927	100.0%

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	266,595
Undistributed Net Investment Income	862
Accumulated Net Realized Losses	(2,590)
Unrealized Appreciation (Depreciation)
Investment Securities	20,944
Futures Contracts	116
Net Assets	285,927

Institutional Shares—Net Assets
Applicable to 1,994,176 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	242,060
Net Asset Value Per Share—Institutional Shares	$121.38

ETF Shares—Net Assets
Applicable to 700,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	43,867
Net Asset Value Per Share—ETF Shares	$62.67

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $170,000 of collateral received for securities on loan.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $166,000.
See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 1000 Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	2,471
Interest[1]	2
Security Lending	2
Total Income	2,475
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	2
Management and Administrative—ETF Shares	—
Marketing and Distribution—Institutional Shares	20
Marketing and Distribution—ETF Shares	7
Custodian Fees	70
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	100
Net Investment Income	2,375
Realized Net Gain (Loss)
Investment Securities Sold	(400)
Futures Contracts	22
Realized Net Gain (Loss)	(378)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	28,825
Futures Contracts	122
Change in Unrealized Appreciation (Depreciation)	28,947
Net Increase (Decrease) in Net Assets Resulting from Operations	30,944
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 1000 Index Fund

Statement of Changes in Net Assets

		September 20,
	Six Months Ended	2010[1] to
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,375	1,569
Realized Net Gain (Loss)	(378)	(1,430)
Change in Unrealized Appreciation (Depreciation)	28,947	(7,887)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,944	(7,748)
Distributions
Net Investment Income
Institutional Shares	(1,979)	(760)
ETF Shares	(246)	(97)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,225)	(857)
Capital Share Transactions
Institutional Shares	39,345	186,983
ETF Shares	25,831	13,654
Net Increase (Decrease) from Capital Share Transactions	65,176	200,637
Total Increase (Decrease)	93,895	192,032
Net Assets
Beginning of Period	192,032	—
End of Period[2]	285,927	192,032
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $862,000 and $712,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 1000 Index Fund

Financial Highlights

Institutional Shares
	Six Months	Oct. 15,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$108.35	$103.49
Investment Operations
Net Investment Income	1.117	1.348
Net Realized and Unrealized Gain (Loss) on Investments	13.066	4.569
Total from Investment Operations	14.183	5.917
Distributions
Dividends from Net Investment Income	(1.153)	(1.057)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.153)	(1.057)
Net Asset Value, End of Period	$121.38	$108.35

Total Return	13.26%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$242	$178
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	2.08%	1.90%[2]
Portfolio Turnover Rate[3]	49%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 1000 Index Fund

Financial Highlights

ETF Shares
	Six Months	Sept. 20,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$55.94	$51.78
Investment Operations
Net Investment Income	.569	.736
Net Realized and Unrealized Gain (Loss) on Investments	6.747	3.957
Total from Investment Operations	7.316	4.693
Distributions
Dividends from Net Investment Income	(.586)	(.533)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.586)	(.533)
Net Asset Value, End of Period	$62.67	$55.94

Total Return	13.24%	9.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44	$14
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	2.04%	1.86%[2]
Portfolio Turnover Rate[3]	49%	20%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Russell 1000 Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on October 15, 2010. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2011, and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

17

Russell 1000 Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $41,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 29, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	284,497	—	—
Temporary Cash Investments	982	100	—
Futures Contracts—Liabilities[1]	(7)	—	—
Total	285,472	100	—
1 Represents variation margin on the last day of the reporting period.

18

Russell 1000 Index Fund

D. At February 29, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2012	11	751	47
S&P 500 Index	March 2012	2	682	69

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund realized losses of $2,104,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2012.

At February 29, 2012, the cost of investment securities for tax purposes was $264,635,000. Net unrealized appreciation of investment securities for tax purposes was $20,944,000, consisting of unrealized gains of $27,184,000 on securities that had risen in value since their purchase and $6,240,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 29, 2012, the fund purchased $121,312,000 of investment securities and sold $56,420,000 of investment securities, other than temporary cash investments.

19

Russell 1000 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Inception[1] to
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	92,964	852	190,949	1,677
Issued in Lieu of Cash Distributions	1,753	17	743	6
Redeemed	(55,372)	(518)	(4,709)	(40)
Net Increase (Decrease)—Institutional Shares	39,345	351	186,983	1,643
ETF Shares
Issued	25,831	450	21,900	400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(8,246)	(150)
Net Increase (Decrease)—ETF Shares	25,831	450	13,654	250
1 Inception was September 20, 2010, for ETF Shares and October 15, 2010, for Institutional Shares.

H. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

20

Russell 1000 Value Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRVIX	VONV
Expense Ratio[1]	0.09%	0.16%
30-Day SEC Yield	2.43%	2.36%

Portfolio Characteristics
		Russell	DJ
		1000	U.S. Total
		Value	Market
	Fund	Index	Index
Number of Stocks	658	657	3,733
Median Market Cap $39.7B		$39.7B	$33.9B
Price/Earnings Ratio	14.9x	14.9x	16.5x
Price/Book Ratio	1.6x	1.6x	2.2x
Return on Equity	12.8%	12.8%	18.2%
Earnings Growth Rate	0.3%	0.3%	7.6%
Dividend Yield	2.5%	2.5%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	12%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Russell	DJ
		1000	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	9.2%	9.3%	11.9%
Consumer Staples	7.8	7.8	9.4
Energy	12.4	12.4	11.2
Financials	25.8	25.7	15.4
Health Care	12.2	12.2	11.4
Industrials	9.3	9.3	11.2
Information
Technology	9.1	9.1	19.4
Materials	2.7	2.7	4.1
Telecommunication
Services	4.5	4.5	2.5
Utilities	7.0	7.0	3.5

Ten Largest Holdings (% of total net assets)
Chevron Corp.	Integrated Oil &
	Gas	3.0%
General Electric Co.	Industrial
	Conglomerates	2.9
AT&T Inc.	Integrated
	Telecommunication
	Services	2.6
Procter & Gamble Co.	Household
	Products	2.5
Pfizer Inc.	Pharmaceuticals	2.4
JPMorgan Chase & Co.	Diversified Financial
	Services	2.2
Wells Fargo & Co.	Diversified Banks	2.1
Intel Corp.	Semiconductors	2.1
Johnson & Johnson	Pharmaceuticals	2.0
Berkshire Hathaway Inc.	Property & Casualty
Class B	Insurance	2.0
Top Ten		23.8%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

21

Russell 1000 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 29, 2012

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	12/10/2010	0.30%	2.25%
ETF Shares	9/20/2010
Market Price		0.15	7.73
Net Asset Value		0.23	7.76

See Financial Highlights for dividend and capital gains information.

22

Russell 1000 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 29, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Walt Disney Co.	86,238	3,621	1.1%
News Corp. Class A	104,287	2,072	0.6%
Comcast Corp. Class A	63,808	1,875	0.6%
Time Warner Inc.	48,257	1,796	0.6%
Target Corp.	31,490	1,785	0.5%
Lowe’s Cos. Inc.	62,809	1,783	0.5%
Home Depot Inc.	30,524	1,452	0.4%
Consumer Discretionary—Other †		16,447	4.9%
		30,831	9.2%
Consumer Staples
Procter & Gamble Co.	125,484	8,473	2.5%
Kraft Foods Inc.	79,633	3,032	0.9%
CVS Caremark Corp.	65,335	2,947	0.9%
Consumer Staples—Other †		11,731	3.5%
		26,183	7.8%
Energy
Chevron Corp.	91,340	9,967	3.0%
Exxon Mobil Corp.	62,188	5,379	1.6%
ConocoPhillips	63,976	4,897	1.5%
Occidental Petroleum Corp.	27,888	2,911	0.9%
Anadarko Petroleum Corp.	20,354	1,712	0.5%
National Oilwell Varco Inc.	20,415	1,685	0.5%
Devon Energy Corp.	20,352	1,492	0.4%
Apache Corp.	13,136	1,418	0.4%
Energy—Other †		11,973	3.6%
		41,434	12.4%
Financials
JPMorgan Chase & Co.	191,467	7,513	2.2%
Wells Fargo & Co.	220,419	6,897	2.1%

23

Russell 1000 Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
* Berkshire Hathaway Inc. Class B	84,348	6,617	2.0%
Citigroup Inc.	140,022	4,666	1.4%
Bank of America Corp.	488,244	3,891	1.2%
Goldman Sachs Group Inc.	24,947	2,872	0.9%
US Bancorp	92,834	2,729	0.8%
MetLife Inc.	39,546	1,524	0.5%
PNC Financial Services Group Inc.	25,333	1,508	0.4%
Prudential Financial Inc.	23,385	1,430	0.4%
Morgan Stanley	74,317	1,378	0.4%
Bank of New York Mellon Corp.	59,742	1,321	0.4%
Financials—Other †		43,393	13.0%
		85,739	25.7%
Health Care
Pfizer Inc.	380,706	8,033	2.4%
Johnson & Johnson	105,135	6,842	2.0%
Merck & Co. Inc.	148,724	5,677	1.7%
UnitedHealth Group Inc.	52,205	2,910	0.9%
Bristol-Myers Squibb Co.	82,201	2,644	0.8%
Amgen Inc.	38,372	2,607	0.8%
Eli Lilly & Co.	32,903	1,291	0.4%
Health Care—Other †		10,670	3.2%
		40,674	12.2%
Industrials
General Electric Co.	511,010	9,735	2.9%
Union Pacific Corp.	19,799	2,183	0.7%
Industrials—Other †		19,176	5.7%
		31,094	9.3%
Information Technology
Intel Corp.	255,470	6,867	2.1%
Cisco Systems Inc.	265,020	5,269	1.6%
Hewlett-Packard Co.	95,741	2,423	0.7%
Visa Inc. Class A	17,064	1,986	0.6%
Information Technology—Other †		13,776	4.1%
		30,321	9.1%
Materials
Dow Chemical Co.	56,652	1,898	0.6%
Newmont Mining Corp.	23,400	1,390	0.4%
Materials—Other †		5,827	1.7%
		9,115	2.7%
Telecommunication Services
AT&T Inc.	285,344	8,729	2.6%
Verizon Communications Inc.	105,509	4,021	1.2%
Telecommunication Services—Other †		2,261	0.7%
		15,011	4.5%
Utilities
Southern Co.	40,938	1,809	0.6%
Dominion Resources Inc.	27,703	1,398	0.4%
Duke Energy Corp.	64,054	1,340	0.4%
Utilities—Other †		18,816	5.6%
		23,363	7.0%
Total Common Stocks (Cost $309,227)		333,765	99.9%[1]

24

Russell 1000 Value Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.111%	185,801	186	0.1%

4U.S. Government and Agency Obligations †			200	0.1%
Total Temporary Cash Investments (Cost $386)			386	0.1%[1]
[5]Total Investments (Cost $309,613)			334,151	100.0%
Other Assets and Liabilities
Other Assets			1,397	0.4%
Liabilities[3]			(1,299)	(0.4%)
			98	0.0%
Net Assets			334,249	100.0%

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	309,559
Undistributed Net Investment Income	1,212
Accumulated Net Realized Losses	(1,110)
Unrealized Appreciation (Depreciation)
Investment Securities	24,538
Futures Contracts	50
Net Assets	334,249

Institutional Shares—Net Assets
Applicable to 2,481,718 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	289,441
Net Asset Value Per Share—Institutional Shares	$116.63

ETF Shares—Net Assets
Applicable to 750,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	44,808
Net Asset Value Per Share—ETF Shares	$59.74

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $186,000 of collateral received for securities on loan.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $182,000.
See accompanying Notes, which are an integral part of the Financial Statements.

25

Russell 1000 Value Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	3,505
Interest[1]	1
Security Lending	4
Total Income	3,510
Expenses
The Vanguard Group—Note B
Investment Advisory Services	15
Management and Administrative—Institutional Shares	38
Management and Administrative—ETF Shares	16
Marketing and Distribution—Institutional Shares	27
Marketing and Distribution—ETF Shares	4
Custodian Fees	17
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	118
Net Investment Income	3,392
Realized Net Gain (Loss)
Investment Securities Sold	976
Futures Contracts	174
Realized Net Gain (Loss)	1,150
Change in Unrealized Appreciation (Depreciation)
Investment Securities	33,990
Futures Contracts	(7)
Change in Unrealized Appreciation (Depreciation)	33,983
Net Increase (Decrease) in Net Assets Resulting from Operations	38,525
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Russell 1000 Value Index Fund

Statement of Changes in Net Assets

		September 20,
	Six Months Ended	2010[1] to
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,392	2,385
Realized Net Gain (Loss)	1,150	(1,634)
Change in Unrealized Appreciation (Depreciation)	33,983	(9,395)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,525	(8,644)
Distributions
Net Investment Income
Institutional Shares	(2,652)	(1,362)
ETF Shares	(345)	(206)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,997)	(1,568)
Capital Share Transactions
Institutional Shares	93,814	174,124
ETF Shares	14,134	26,861
Net Increase (Decrease) from Capital Share Transactions	107,948	200,985
Total Increase (Decrease)	143,476	190,773
Net Assets
Beginning of Period	190,773	—
End of Period[2]	334,249	190,773

1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $1,212,000 and $817,000.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Russell 1000 Value Index Fund

Financial Highlights

Institutional Shares
	Six Months	Dec. 10,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$104.59	$108.03
Investment Operations
Net Investment Income	1.382[2]	1.239
Net Realized and Unrealized Gain (Loss) on Investments	11.835	(3.373)
Total from Investment Operations	13.217	(2.134)
Distributions
Dividends from Net Investment Income	(1.177)	(1.306)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.177)	(1.306)
Net Asset Value, End of Period	$116.63	$104.59

Total Return	12.81%	-2.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$289	$164
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.57%	2.30%[3]
Portfolio Turnover Rate[4]	12%	39%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Russell 1000 Value Index Fund

Financial Highlights

ETF Shares
	Six Months	Sept. 20,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$53.57	$51.46
Investment Operations
Net Investment Income	.672[2]	.876
Net Realized and Unrealized Gain (Loss) on Investments	6.084	1.886
Total from Investment Operations	6.756	2.762
Distributions
Dividends from Net Investment Income	(.586)	(.652)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.586)	(.652)
Net Asset Value, End of Period	$59.74	$53.57

Total Return	12.77%	5.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45	$27
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	2.50%	2.23%[3]
Portfolio Turnover Rate[4]	12%	39%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Russell 1000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 10, 2010. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2011, and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

30

Russell 1000 Value Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $49,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

31

Russell 1000 Value Index Fund

The following table summarizes the market value of the fund’s investments as of February 29, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	333,765	—	—
Temporary Cash Investments	186	200	—
Futures Contracts—Assets[1]	2	—	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	333,944	200	—
1 Represents variation margin on the last day of the reporting period.

D. At February 29, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2012	1	341	36
E-mini S&P 500 Index	March 2012	3	205	14

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $1,286,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2012.

At February 29, 2012, the cost of investment securities for tax purposes was $309,613,000. Net unrealized appreciation of investment securities for tax purposes was $24,538,000, consisting of unrealized gains of $30,443,000 on securities that had risen in value since their purchase and $5,905,000 in unrealized losses on securities that had fallen in value since their purchase.

32

Russell 1000 Value Index Fund

F. During the six months ended February 29, 2012, the fund purchased $124,907,000 of investment securities and sold $15,763,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Inception[1] to
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	110,378	1,069	186,341	1,679
Issued in Lieu of Cash Distributions	2,503	25	1,302	12
Redeemed	(19,067)	(180)	(13,519)	(123)
Net Increase (Decrease)—Institutional Shares	93,814	914	174,124	1,568
ETF Shares
Issued	14,134	250	34,817	650
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(7,956)	(150)
Net Increase (Decrease)—ETF Shares	14,134	250	26,861	500
1 Inception was September 20, 2010, for ETF Shares and December 10, 2010, for Institutional Shares.

H. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

33

Russell 1000 Growth Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRGWX	VONG
Expense Ratio[1]	0.08%	0.15%
30-Day SEC Yield	1.41%	1.34%

Portfolio Characteristics
		Russell	DJ
		1000	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	585	585	3,733
Median Market Cap $40.8B		$40.8B	$33.9B
Price/Earnings Ratio	17.4x	17.4x	16.5x
Price/Book Ratio	4.1x	4.1x	2.2x
Return on Equity	25.6%	25.2%	18.2%
Earnings Growth Rate 14.5%		14.5%	7.6%
Dividend Yield	1.5%	1.5%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	6%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Russell	DJ
		1000	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	14.2%	14.3%	11.9%
Consumer Staples	11.8	11.8	9.4
Energy	10.7	10.7	11.2
Financials	4.2	4.2	15.4
Health Care	10.3	10.3	11.4
Industrials	12.8	12.8	11.2
Information
Technology	29.7	29.7	19.4
Materials	5.4	5.3	4.1
Telecommunication
Services	0.8	0.8	2.5
Utilities	0.1	0.1	3.5

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	7.0%
Exxon Mobil Corp.	Integrated Oil &
	Gas	4.4
International Business	IT Consulting &
Machines Corp.	Other Services	3.3
Microsoft Corp.	Systems Software	3.3
Google Inc. Class A	Internet Software &
	Services	2.2
Coca-Cola Co.	Soft Drinks	1.9
Philip Morris
International Inc.	Tobacco	1.9
Oracle Corp.	Systems Software	1.6
Schlumberger Ltd.	Oil & Gas
	Equipment &
	Services	1.5
QUALCOMM Inc.	Communications
	Equipment	1.5
Top Ten		28.6%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

34

Russell 1000 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 29, 2012

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	12/6/2010	2.47%	4.10%
ETF Shares	9/20/2010
Market Price		2.31	11.79
Net Asset Value		2.40	11.83

See Financial Highlights for dividend and capital gains information.

35

Russell 1000 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 29, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	71,244	7,073	1.5%
* Amazon.com Inc.	24,956	4,484	0.9%
Home Depot Inc.	66,167	3,148	0.7%
NIKE Inc. Class B	24,515	2,646	0.5%
Starbucks Corp.	51,471	2,499	0.5%
Comcast Corp. Class A	82,565	2,426	0.5%
* DIRECTV Class A	48,448	2,244	0.5%
* priceline.com Inc.	3,410	2,138	0.4%
Yum! Brands Inc.	31,969	2,118	0.4%
Consumer Discretionary—Other †		40,693	8.3%
		69,469	14.2%
Consumer Staples
Coca-Cola Co.	135,654	9,477	1.9%
Philip Morris International Inc.	110,512	9,230	1.9%
PepsiCo Inc.	108,534	6,831	1.4%
Wal-Mart Stores Inc.	92,601	5,471	1.1%
Altria Group Inc.	107,230	3,228	0.7%
Colgate-Palmolive Co.	30,280	2,822	0.6%
Costco Wholesale Corp.	29,997	2,582	0.5%
Consumer Staples—Other †		18,059	3.7%
		57,700	11.8%
Energy
Exxon Mobil Corp.	249,624	21,592	4.4%
Schlumberger Ltd.	93,173	7,231	1.5%
Halliburton Co.	62,829	2,299	0.5%
EOG Resources Inc.	18,432	2,099	0.4%
Energy—Other †		19,068	3.9%
		52,289	10.7%

36

Russell 1000 Growth Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Financials
American Express Co.	43,647	2,309	0.5%
Simon Property Group Inc.	16,458	2,230	0.4%
Financials—Other †		16,019	3.3%
		20,558	4.2%
Health Care
Abbott Laboratories	100,213	5,673	1.2%
Johnson & Johnson	38,397	2,499	0.5%
* Gilead Sciences Inc.	54,043	2,459	0.5%
Medtronic Inc.	63,415	2,417	0.5%
* Celgene Corp.	30,136	2,210	0.4%
Baxter International Inc.	35,253	2,049	0.4%
Health Care—Other †		33,177	6.8%
		50,484	10.3%
Industrials
Caterpillar Inc.	44,267	5,056	1.0%
United Technologies Corp.	59,452	4,986	1.0%
United Parcel Service Inc. Class B	50,450	3,879	0.8%
3M Co.	43,083	3,774	0.8%
Boeing Co.	44,965	3,370	0.7%
Honeywell International Inc.	54,039	3,219	0.7%
Emerson Electric Co.	51,613	2,597	0.5%
Deere & Co.	28,819	2,390	0.5%
Danaher Corp.	37,719	1,993	0.4%
Industrials—Other †		31,202	6.4%
		62,466	12.8%
Information Technology
* Apple Inc.	63,498	34,444	7.0%
International Business Machines Corp.	83,166	16,361	3.4%
Microsoft Corp.	509,542	16,173	3.3%
* Google Inc. Class A	17,282	10,685	2.2%
Oracle Corp.	263,733	7,719	1.6%
QUALCOMM Inc.	114,637	7,128	1.5%
* EMC Corp.	141,281	3,912	0.8%
Mastercard Inc. Class A	7,366	3,094	0.6%
Accenture plc Class A	44,333	2,640	0.5%
Information Technology—Other †		42,867	8.8%
		145,023	29.7%
Materials
EI du Pont de Nemours & Co.	63,769	3,243	0.6%
Monsanto Co.	36,803	2,848	0.6%
Freeport-McMoRan Copper & Gold Inc.	65,047	2,768	0.6%
Praxair Inc.	20,832	2,271	0.4%
Materials—Other †		15,043	3.1%
		26,173	5.3%

Telecommunication Services †		3,977	0.8%

Utilities †		372	0.1%
Total Common Stocks (Cost $446,437)		488,511	99.9%[1]

37

Russell 1000 Growth Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.111%	851,317	851	0.2%

4U.S. Government and Agency Obligations †			200	0.0%
Total Temporary Cash Investments (Cost $1,052)			1,051	0.2%[1]
[5]Total Investments (Cost $447,489)			489,562	100.1%
Other Assets and Liabilities
Other Assets			1,481	0.3%
Liabilities[3]			(2,010)	(0.4%)
			(529)	(0.1%)
Net Assets			489,033	100.0%

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	448,917
Undistributed Net Investment Income	1,055
Accumulated Net Realized Losses	(3,047)
Unrealized Appreciation (Depreciation)
Investment Securities	42,073
Futures Contracts	35
Net Assets	489,033

Institutional Shares—Net Assets
Applicable to 3,280,040 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	414,890
Net Asset Value Per Share—Institutional Shares	$126.49

ETF Shares—Net Assets
Applicable to 1,126,711 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	74,143
Net Asset Value Per Share—ETF Shares	$65.80

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $340,000 of collateral received for securities on loan.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $331,000.
See accompanying Notes, which are an integral part of the Financial Statements.

38

Russell 1000 Growth Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	2,805
Interest[1]	3
Security Lending	2
Total Income	2,810
Expenses
The Vanguard Group—Note B
Investment Advisory Services	15
Management and Administrative—Institutional Shares	62
Management and Administrative—ETF Shares	27
Marketing and Distribution—Institutional Shares	26
Marketing and Distribution—ETF Shares	8
Custodian Fees	14
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	153
Net Investment Income	2,657
Realized Net Gain (Loss)
Investment Securities Sold	1,004
Futures Contracts	385
Realized Net Gain (Loss)	1,389
Change in Unrealized Appreciation (Depreciation)
Investment Securities	53,329
Futures Contracts	33
Change in Unrealized Appreciation (Depreciation)	53,362
Net Increase (Decrease) in Net Assets Resulting from Operations	57,408
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Russell 1000 Growth Index Fund

Statement of Changes in Net Assets

		September 20,
	Six Months Ended	2010[1] to
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,657	1,316
Realized Net Gain (Loss)	1,389	1,167
Change in Unrealized Appreciation (Depreciation)	53,362	(11,254)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,408	(8,771)
Distributions
Net Investment Income
Institutional Shares	(1,774)	(474)
ETF Shares	(367)	(303)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,141)	(777)
Capital Share Transactions
Institutional Shares	212,557	161,203
ETF Shares	14,853	54,701
Net Increase (Decrease) from Capital Share Transactions	227,410	215,904
Total Increase (Decrease)	282,677	206,356
Net Assets
Beginning of Period	206,356	—
End of Period[2]	489,033	206,356
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $1,055,000 and $539,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Russell 1000 Growth Index Fund

Financial Highlights

Institutional Shares
	Six Months	Dec. 6,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$112.09	$110.81
Investment Operations
Net Investment Income	.930[2]	.879
Net Realized and Unrealized Gain (Loss) on Investments	14.293	1.278
Total from Investment Operations	15.223	2.157
Distributions
Dividends from Net Investment Income	(.823)	(.877)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.823)	(.877)
Net Asset Value, End of Period	$126.49	$112.09

Total Return	13.70%	1.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$415	$154
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.60%	1.54%[3]
Portfolio Turnover Rate[4]	6%	30%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Russell 1000 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months	Sept. 20,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$58.31	$52.12
Investment Operations
Net Investment Income	.433[2]	.579
Net Realized and Unrealized Gain (Loss) on Investments	7.465	6.044
Total from Investment Operations	7.898	6.623
Distributions
Dividends from Net Investment Income	(.408)	(.433)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.408)	(.433)
Net Asset Value, End of Period	$65.80	$58.31

Total Return	13.66%	12.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$74	$52
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	1.53%	1.47%[3]
Portfolio Turnover Rate[4]	6%	30%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Russell 1000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 6, 2010. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2011, and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

43

Russell 1000 Growth Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $70,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 29, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	488,511	—	—
Temporary Cash Investments	851	200	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(16)	—	—
Total	489,351	200	—
1 Represents variation margin on the last day of the reporting period.

44

Russell 1000 Growth Index Fund

D. At February 29, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2012	1	341	36
E-mini S&P 500 Index	March 2012	2	136	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 29, 2012, the fund realized $412,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund realized losses of $3,108,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2012.

At February 29, 2012, the cost of investment securities for tax purposes was $447,489,000. Net unrealized appreciation of investment securities for tax purposes was $42,073,000, consisting of unrealized gains of $49,253,000 on securities that had risen in value since their purchase and $7,180,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 29, 2012, the fund purchased $241,024,000 of investment securities and sold $12,924,000 of investment securities, other than temporary cash investments.

45

Russell 1000 Growth Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Inception[1] to
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	238,447	2,127	167,763	1,433
Issued in Lieu of Cash Distributions	1,703	15	474	4
Redeemed	(27,593)	(235)	(7,034)	(64)
Net Increase (Decrease)—Institutional Shares	212,557	1,907	161,203	1,373
ETF Shares
Issued	17,833	277	309,433	5,050
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,980)	(50)	(254,732)	(4,150)
Net Increase (Decrease)—ETF Shares	14,853	227	54,701	900
1 Inception was September 20, 2010, for ETF Shares and December 6, 2010, for Institutional Shares.

H. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

46

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

47

Six Months Ended February 29, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2011	2/29/2012	Period
Based on Actual Fund Return
Russell 1000 Index Fund
Institutional Shares	$1,000.00	$1,132.60	$0.42
ETF Shares	1,000.00	1,132.40	0.64
Russell 1000 Value Index Fund
Institutional Shares	$1,000.00	$1,128.12	$0.42
ETF Shares	1,000.00	1,127.71	0.79
Russell 1000 Growth Index Fund
Institutional Shares	$1,000.00	$1,136.99	$0.43
ETF Shares	1,000.00	1,136.57	0.80
Based on Hypothetical 5% Yearly Return
Russell 1000 Index Fund
Institutional Shares	$1,000.00	$1,024.47	$0.40
ETF Shares	1,000.00	1,024.27	0.60
Russell 1000 Value Index Fund
Institutional Shares	$1,000.00	$1,024.47	$0.40
ETF Shares	1,000.00	1,024.12	0.75
Russell 1000 Growth Index Fund
Institutional Shares	$1,000.00	$1,024.47	$0.40
ETF Shares	1,000.00	1,024.12	0.75

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Russell 1000 Index Fund, 0.08% for Institutional Shares and 0.12% for ETF Shares; for the Russell 1000 Value Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; and for the Russell 1000 Growth Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

48

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

49

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

50

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services), Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing),
Board. Principal Occupation(s) During the Past Five	and Delphi Automotive LLP (automotive components);
Years: Chairman of the Board of The Vanguard Group,	Senior Advisor at New Mountain Capital; Trustee of
Inc., and of each of the investment companies served	The Conference Board.
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive	Amy Gutmann
Officer and President of The Vanguard Group and of	Born 1949. Trustee Since June 2006. Principal
each of the investment companies served by The	Occupation(s) During the Past Five Years: President
Vanguard Group since 2008; Director of Vanguard	of the University of Pennsylvania; Christopher H.
Marketing Corporation; Managing Director of The	Browne Distinguished Professor of Political Science
Vanguard Group (1995–2008).	in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
nication and the Graduate School of Education
Independent Trustees	of the University of Pennsylvania; Director of
Carnegie Corporation of New York, Schuylkill River
Emerson U. Fullwood	Development Corporation, and Greater Philadelphia
Born 1948. Trustee Since January 2008. Principal	Chamber of Commerce; Trustee of the National
Occupation(s) During the Past Five Years: Executive	Constitution Center; Chair of the Presidential
Chief Staff and Marketing Officer for North America	Commission for the Study of Bioethical Issues.
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and	JoAnn Heffernan Heisen
services); Executive in Residence and 2010	Born 1950. Trustee Since July 1998. Principal
Distinguished Minett Professor at the Rochester	Occupation(s) During the Past Five Years: Corporate
Institute of Technology; Director of SPX Corporation	Vice President and Chief Global Diversity Officer
(multi-industry manufacturing), the United Way of	(retired 2008) and Member of the Executive
Rochester, Amerigroup Corporation (managed health	Committee (1997–2008) of Johnson & Johnson
care), the University of Rochester Medical Center,	(pharmaceuticals/medical devices/consumer
Monroe Community College Foundation, and North	products); Director of Skytop Lodge Corporation
Carolina A&T University.	(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
Rajiv L. Gupta	for Talent Innovation; Member of the Advisory Board
Born 1945. Trustee Since December 2001.[2]	of the Maxwell School of Citizenship and Public Affairs
Principal Occupation(s) During the Past Five Years:	at Syracuse University.
Chairman and Chief Executive Officer (retired 2009)

F. Joseph Loughrey	Group since 2010; Assistant Controller of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group (2001–2010).
and Chief Operating Officer (retired 2009) and Vice
Chairman of the Board (2008–2009) of Cummins Inc.	Thomas J. Higgins
(industrial machinery); Director of SKF AB (industrial	Born 1957. Chief Financial Officer Since September
machinery), Hillenbrand, Inc. (specialized consumer	2008. Principal Occupation(s) During the Past Five
services), the Lumina Foundation for Education, and	Years: Principal of The Vanguard Group, Inc.; Chief
Oxfam America; Chairman of the Advisory Council	Financial Officer of each of the investment companies
for the College of Arts and Letters and Member	served by The Vanguard Group since 2008; Treasurer
of the Advisory Board to the Kellogg Institute for	of each of the investment companies served by The
International Studies at the University of Notre Dame.	Vanguard Group (1998–2008).

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School (retired 2011); Chief Investment	the investment companies served by The Vanguard
Officer and Managing Partner of HighVista Strategies	Group since 2008; Assistant Treasurer of each of the
LLC (private investment firm); Director of Rand	investment companies served by The Vanguard Group
Merchant Bank; Overseer of the Museum of Fine	(1988–2008).
Arts Boston.
Heidi Stam
Alfred M. Rankin, Jr.	Born 1956. Secretary Since July 2005. Principal
Born 1941. Trustee Since January 1993. Principal	Occupation(s) During the Past Five Years: Managing
Occupation(s) During the Past Five Years: Chairman,	Director of The Vanguard Group, Inc., since 2006;
President, and Chief Executive Officer of NACCO	General Counsel of The Vanguard Group since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Secretary of The Vanguard Group and of each of the
Director of Goodrich Corporation (industrial products/	investment companies served by The Vanguard Group
aircraft systems and services) and the National	since 2005; Director and Senior Vice President of
Association of Manufacturers; Chairman of the Board	Vanguard Marketing Corporation since 2005;
of the Federal Reserve Bank of Cleveland and of	Principal of The Vanguard Group (1997–2006).
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Vanguard Senior Management Team
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	Michael S. Miller
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	James M. Norris
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	Glenn W. Reed
Incorporated (communications equipment); Director of	Martha G. King	George U. Sauter
Corning Incorporated (2000-2010) and Dow Corning	Chris D. McIsaac
(2001–2010); Director of SPX Corporation (multi-
industry manufacturing); Overseer of the Amos Tuck	Chairman Emeritus and Senior Advisor
School of Business Administration at Dartmouth
College; Advisor to the Norris Cotton Cancer Center.	John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Executive Officers

Glenn Booraem	Founder
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	John C. Bogle
of The Vanguard Group, Inc.; Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

The Russell Indexes and Russell® are registered
Fund Information > 800-662-7447	trademarks of Russell Investments and have been
Direct Investor Account Services > 800-662-2739	licensed for use by The Vanguard Group, Inc. The
Institutional Investor Services > 800-523-1036	products are not sponsored, endorsed, sold, or
Text Telephone for People	promoted by Russell Investments and Russell
With Hearing Impairment > 800-749-7273	Investments makes no representation regarding the
advisability of investing in the products.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18482 042012

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (11.7%)
McDonald's Corp.	21,009	2,086
Comcast Corp. Class A	55,889	1,642
Home Depot Inc.	32,372	1,540
Walt Disney Co.	36,206	1,520
* Amazon.com Inc.	7,363	1,323
Ford Motor Co.	75,428	934
News Corp. Class A	43,801	870
Target Corp.	13,973	792
NIKE Inc. Class B	7,236	781
Time Warner Inc.	20,289	755
Lowe's Cos. Inc.	26,401	749
Starbucks Corp.	15,199	738
* DIRECTV Class A	14,319	663
* priceline.com Inc.	1,009	633
Yum! Brands Inc.	9,453	626
TJX Cos. Inc.	15,692	574
Viacom Inc. Class B	11,186	533
Time Warner Cable Inc.	6,465	513
Johnson Controls Inc.	13,744	448
Coach Inc.	5,948	445
* Las Vegas Sands Corp.	7,945	442
CBS Corp. Class B	13,548	405
* General Motors Co.	15,398	401
Macy's Inc.	8,575	326
* Bed Bath & Beyond Inc.	5,016	300
* Liberty Global Inc. Class A	5,594	281
Omnicom Group Inc.	5,666	280
McGraw-Hill Cos. Inc.	5,631	262
Carnival Corp.	8,587	260
VF Corp.	1,753	256
Kohl's Corp.	5,103	254
Ross Stores Inc.	4,742	253
* Discovery Communications Inc. Class A	5,339	249
* Chipotle Mexican Grill Inc. Class A	630	246
Limited Brands Inc.	5,051	235
* Liberty Interactive Corp. Class A	12,181	229
Mattel Inc.	7,037	228
* O'Reilly Automotive Inc.	2,595	224
Harley-Davidson Inc.	4,797	223
Ralph Lauren Corp. Class A	1,276	222
Thomson Reuters Corp.	7,615	221
* Dollar Tree Inc.	2,473	219
* Liberty Media Corp. - Liberty Capital Class A	2,375	214
Starwood Hotels & Resorts Worldwide Inc.	3,958	213
Staples Inc.	14,424	211
Genuine Parts Co.	3,189	200
* AutoZone Inc.	516	193
Marriott International Inc. Class A	5,295	187
* BorgWarner Inc.	2,239	185
* Sirius XM Radio Inc.	80,571	182
Gap Inc.	7,266	170
Tiffany & Co.	2,598	169
Nordstrom Inc.	3,120	167
Wynn Resorts Ltd.	1,293	153
Best Buy Co. Inc.	6,037	149
Virgin Media Inc.	5,651	142
* CarMax Inc.	4,619	142
Family Dollar Stores Inc.	2,499	135
JC Penney Co. Inc.	3,349	133
* Fossil Inc.	1,083	132
Darden Restaurants Inc.	2,590	132

1

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
			Market
			Value
		Shares	($000)
	Wyndham Worldwide Corp.	2,956	130
	PetSmart Inc.	2,332	130
	Advance Auto Parts Inc.	1,520	130
	Tractor Supply Co.	1,491	127
*	Netflix Inc.	1,122	124
	Autoliv Inc.	1,840	123
	DISH Network Corp. Class A	4,121	120
	Whirlpool Corp.	1,576	119
	Interpublic Group of Cos. Inc.	9,551	112
	Newell Rubbermaid Inc.	6,004	110
	PVH Corp.	1,238	105
	Garmin Ltd.	2,223	105
	H&R Block Inc.	6,311	103
*	Tempur-Pedic International Inc.	1,292	102
	Lear Corp.	2,181	99
*	Apollo Group Inc. Class A	2,284	97
*	MGM Resorts International	6,994	96
*	LKQ Corp.	2,956	94
	International Game Technology	6,203	93
*	TRW Automotive Holdings Corp.	2,036	93
	Foot Locker Inc.	3,135	91
*	Panera Bread Co. Class A	588	91
	Polaris Industries Inc.	1,312	87
	Hasbro Inc.	2,376	84
	Dick's Sporting Goods Inc.	1,862	83
	Scripps Networks Interactive Inc. Class A	1,831	83
*	Dollar General Corp.	1,953	82
	Signet Jewelers Ltd.	1,712	80
	Williams-Sonoma Inc.	2,069	80
	DR Horton Inc.	5,539	79
	Abercrombie & Fitch Co.	1,732	79
	Royal Caribbean Cruises Ltd.	2,671	76
*	Ulta Salon Cosmetics & Fragrance Inc.	906	75
	Lennar Corp. Class A	3,168	74
*	Charter Communications Inc. Class A	1,145	73
*	Mohawk Industries Inc.	1,133	72
	Tupperware Brands Corp.	1,146	72
	Gannett Co. Inc.	4,791	71
	Harman International Industries Inc.	1,423	70
*	Toll Brothers Inc.	2,945	69
*	NVR Inc.	99	69
	Gentex Corp.	2,816	67
	Expedia Inc.	1,955	67
*	Under Armour Inc. Class A	735	66
	Jarden Corp.	1,848	65
	Leggett & Platt Inc.	2,842	64
	GameStop Corp. Class A	2,802	64
*	TripAdvisor Inc.	1,955	63
*	Goodyear Tire & Rubber Co.	4,844	62
	Cablevision Systems Corp. Class A	4,355	62
*	Urban Outfitters Inc.	2,180	62
*	PulteGroup Inc.	6,721	59
*	Penn National Gaming Inc.	1,384	59
*	Big Lots Inc.	1,339	59
*	Deckers Outdoor Corp.	764	57
*,^	Sears Holdings Corp.	819	57
	American Eagle Outfitters Inc.	3,913	57
*	Visteon Corp.	1,040	56
	Chico's FAS Inc.	3,713	56
*	Hanesbrands Inc.	1,896	54
*	AMC Networks Inc. Class A	1,123	51
	Service Corp. International	4,487	51
	DeVry Inc.	1,404	50
	Weight Watchers International Inc.	612	48

2

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
			Market
			Value
		Shares	($000)
	Brinker International Inc.	1,631	45
*	Sally Beauty Holdings Inc.	1,876	45
	Guess? Inc.	1,279	44
	John Wiley & Sons Inc. Class A	953	43
	Washington Post Co. Class B	105	41
*	Madison Square Garden Co. Class A	1,273	41
	Aaron's Inc.	1,449	40
*	Bally Technologies Inc.	930	40
*	ITT Educational Services Inc.	575	39
*	Lamar Advertising Co. Class A	1,199	39
*	Tesla Motors Inc.	1,156	39
	Dillard's Inc. Class A	619	38
*	Hyatt Hotels Corp. Class A	849	35
	Morningstar Inc.	533	32
	Thor Industries Inc.	962	31
	Wendy's Co.	6,084	31
*	WMS Industries Inc.	1,272	28
*	DreamWorks Animation SKG Inc. Class A	1,590	27
	DSW Inc. Class A	480	27
*	AutoNation Inc.	740	25
	Regal Entertainment Group Class A	1,484	21
	Choice Hotels International Inc.	524	20
*,^	Groupon Inc.	738	15
	RadioShack Corp.	1,828	13
*	Dunkin' Brands Group Inc.	442	13
*	Education Management Corp.	695	13
*	Marriott Vacations Worldwide Corp.	484	12
*	Clear Channel Outdoor Holdings Inc. Class A	699	9
*	Career Education Corp.	1,058	9
*	Federal-Mogul Corp.	331	6
*	HomeAway Inc.	151	4
*	Pandora Media Inc.	282	4
*	Orchard Supply Hardware Stores Corp. Class A	36	1
			33,468
Consumer Staples (9.8%)
	Procter & Gamble Co.	56,543	3,818
	Philip Morris International Inc.	36,025	3,009
	Coca-Cola Co.	40,020	2,796
	Wal-Mart Stores Inc.	35,925	2,123
	PepsiCo Inc.	32,008	2,015
	Altria Group Inc.	42,405	1,276
	Kraft Foods Inc.	33,473	1,274
	CVS Caremark Corp.	27,420	1,237
	Colgate-Palmolive Co.	9,899	922
	Costco Wholesale Corp.	8,857	762
	Walgreen Co.	18,582	616
	Kimberly-Clark Corp.	7,981	582
	General Mills Inc.	12,932	495
	Archer-Daniels-Midland Co.	13,690	427
	Lorillard Inc.	2,719	356
	Sysco Corp.	11,749	346
	HJ Heinz Co.	6,481	342
	Mead Johnson Nutrition Co.	4,114	320
	Reynolds American Inc.	6,750	283
	Kroger Co.	11,510	274
	Estee Lauder Cos. Inc. Class A	4,544	266
	Kellogg Co.	4,955	259
	Whole Foods Market Inc.	3,124	252
	Sara Lee Corp.	11,809	239
	ConAgra Foods Inc.	8,261	217
	Bunge Ltd.	2,994	202
	Hershey Co.	3,082	187
	Clorox Co.	2,707	183
	JM Smucker Co.	2,354	177

3

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Coca-Cola Enterprises Inc.	6,127	177
Beam Inc.	3,142	173
Dr Pepper Snapple Group Inc.	4,494	171
Brown-Forman Corp. Class B	2,087	170
Avon Products Inc.	8,786	164
* Monster Beverage Corp.	2,870	164
* Green Mountain Coffee Roasters Inc.	2,511	163
Herbalife Ltd.	2,449	162
Safeway Inc.	7,228	155
Church & Dwight Co. Inc.	2,932	140
McCormick & Co. Inc.	2,716	137
Campbell Soup Co.	3,655	122
Molson Coors Brewing Co. Class B	2,762	121
Tyson Foods Inc. Class A	6,185	117
* Energizer Holdings Inc.	1,330	102
Corn Products International Inc.	1,548	89
* Ralcorp Holdings Inc.	1,085	81
* Constellation Brands Inc. Class A	3,578	78
Hormel Foods Corp.	2,707	77
* Smithfield Foods Inc.	3,275	77
* Dean Foods Co.	3,648	45
Flowers Foods Inc.	2,316	44
SUPERVALU Inc.	4,252	28
* Post Holdings Inc.	542	17
		28,029
Energy (11.5%)
Exxon Mobil Corp.	99,786	8,632
Chevron Corp.	40,721	4,443
Schlumberger Ltd.	27,472	2,132
ConocoPhillips	26,894	2,059
Occidental Petroleum Corp.	16,467	1,719
Anadarko Petroleum Corp.	10,078	848
Apache Corp.	7,767	838
National Oilwell Varco Inc.	8,579	708
Halliburton Co.	18,562	679
Devon Energy Corp.	8,585	629
EOG Resources Inc.	5,451	621
Marathon Oil Corp.	14,425	489
Baker Hughes Inc.	8,805	443
El Paso Corp.	15,577	433
Spectra Energy Corp.	13,165	413
Hess Corp.	6,146	399
Williams Cos. Inc.	11,961	357
Noble Energy Inc.	3,553	347
Chesapeake Energy Corp.	13,243	331
Marathon Petroleum Corp.	7,177	298
Valero Energy Corp.	11,495	282
* Cameron International Corp.	4,942	275
Pioneer Natural Resources Co.	2,365	259
Murphy Oil Corp.	3,913	250
* FMC Technologies Inc.	4,841	244
* Southwestern Energy Co.	7,013	232
* Concho Resources Inc.	2,094	224
Range Resources Corp.	3,255	207
Peabody Energy Corp.	5,498	192
Consol Energy Inc.	4,611	165
* Denbury Resources Inc.	8,211	164
Cabot Oil & Gas Corp.	4,260	149
EQT Corp.	2,743	145
Cimarex Energy Co.	1,762	142
* Whiting Petroleum Corp.	2,410	141
* Nabors Industries Ltd.	5,927	129
* Plains Exploration & Production Co.	2,913	128
HollyFrontier Corp.	3,913	128

4

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
QEP Resources Inc.	3,648	125
^ Kinder Morgan Inc.	3,521	124
Oceaneering International Inc.	2,236	121
Helmerich & Payne Inc.	1,957	120
Core Laboratories NV	944	115
Southern Union Co.	2,577	113
SM Energy Co.	1,317	104
* Newfield Exploration Co.	2,776	100
* Rowan Cos. Inc.	2,643	97
Diamond Offshore Drilling Inc.	1,395	96
* Superior Energy Services Inc.	3,107	91
* Alpha Natural Resources Inc.	4,590	85
* Oil States International Inc.	1,038	84
Sunoco Inc.	2,130	82
* Dresser-Rand Group Inc.	1,558	82
* Continental Resources Inc.	844	77
* Tesoro Corp.	2,864	76
Energen Corp.	1,423	76
* Ultra Petroleum Corp.	3,016	75
* Cobalt International Energy Inc.	2,484	75
* WPX Energy Inc.	3,991	72
* SandRidge Energy Inc.	8,289	72
Tidewater Inc.	1,058	63
* McDermott International Inc.	4,796	63
Patterson-UTI Energy Inc.	3,094	60
Arch Coal Inc.	4,233	57
* Atwood Oceanics Inc.	1,174	56
* SEACOR Holdings Inc.	454	45
* Unit Corp.	883	42
CARBO Ceramics Inc.	390	36
* Forest Oil Corp.	2,269	29
Teekay Corp.	846	24
EXCO Resources Inc.	2,764	20
RPC Inc.	787	13
* Quicksilver Resources Inc.	2,166	12
* Kosmos Energy Ltd.	560	8
		32,864
Financials (14.8%)
JPMorgan Chase & Co.	80,494	3,159
Wells Fargo & Co.	99,640	3,118
* Berkshire Hathaway Inc. Class B	35,460	2,782
Citigroup Inc.	58,860	1,961
Bank of America Corp.	205,278	1,636
Goldman Sachs Group Inc.	10,469	1,205
US Bancorp	38,969	1,146
American Express Co.	21,254	1,124
Simon Property Group Inc.	5,944	805
MetLife Inc.	16,669	643
PNC Financial Services Group Inc.	10,680	636
Prudential Financial Inc.	9,869	604
Morgan Stanley	31,364	581
Bank of New York Mellon Corp.	25,230	558
Capital One Financial Corp.	10,111	512
American Tower Corporation	8,035	503
ACE Ltd.	6,835	490
Travelers Cos. Inc.	7,962	462
Aflac Inc.	9,475	448
State Street Corp.	10,211	431
BB&T Corp.	14,109	413
CME Group Inc.	1,351	391
Public Storage	2,828	379
Chubb Corp.	5,519	375
Marsh & McLennan Cos. Inc.	11,045	345
Franklin Resources Inc.	2,917	344

5

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
BlackRock Inc.	1,724	343
Equity Residential	5,934	338
Allstate Corp.	10,530	331
Discover Financial Services	10,984	330
HCP Inc.	8,175	323
T. Rowe Price Group Inc.	5,232	322
Annaly Capital Management Inc.	19,152	318
Aon Corp.	6,657	312
ProLogis Inc.	9,241	311
Vornado Realty Trust	3,710	303
Boston Properties Inc.	2,931	298
Charles Schwab Corp.	21,114	293
Ventas Inc.	5,104	285
Progressive Corp.	12,509	268
* American International Group Inc.	8,937	261
Ameriprise Financial Inc.	4,568	255
Fifth Third Bancorp	18,538	252
SunTrust Banks Inc.	10,904	250
Loews Corp.	6,385	250
AvalonBay Communities Inc.	1,895	246
Health Care REIT Inc.	4,315	235
Invesco Ltd.	9,378	232
Weyerhaeuser Co.	10,926	228
Host Hotels & Resorts Inc.	13,896	219
M&T Bank Corp.	2,546	208
* IntercontinentalExchange Inc.	1,493	206
Northern Trust Corp.	4,412	196
Hartford Financial Services Group Inc.	9,112	189
General Growth Properties Inc.	11,461	186
Principal Financial Group Inc.	6,236	172
SLM Corp.	10,780	170
* CIT Group Inc.	4,101	167
NYSE Euronext	5,366	160
Lincoln National Corp.	6,429	160
Moody's Corp.	4,081	158
KeyCorp	19,433	157
Kimco Realty Corp.	8,337	153
Digital Realty Trust Inc.	2,060	149
Regions Financial Corp.	25,818	149
Macerich Co.	2,683	145
American Capital Agency Corp.	4,593	141
SL Green Realty Corp.	1,826	139
Unum Group	6,013	139
XL Group plc Class A	6,362	132
Plum Creek Timber Co. Inc.	3,327	130
Comerica Inc.	4,140	123
Federal Realty Investment Trust	1,283	122
New York Community Bancorp Inc.	9,002	117
Leucadia National Corp.	4,068	116
* Affiliated Managers Group Inc.	1,075	114
UDR Inc.	4,493	112
Rayonier Inc.	2,511	112
* CBRE Group Inc. Class A	5,919	109
Cincinnati Financial Corp.	3,024	106
Torchmark Corp.	2,173	105
Huntington Bancshares Inc.	17,864	104
* Arch Capital Group Ltd.	2,734	101
Realty Income Corp.	2,699	100
Camden Property Trust	1,592	99
People's United Financial Inc.	7,628	96
Essex Property Trust Inc.	661	93
Alexandria Real Estate Equities Inc.	1,252	90
* Genworth Financial Inc. Class A	9,838	89
PartnerRe Ltd.	1,368	87

6

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Reinsurance Group of America Inc. Class A	1,498	86
* MSCI Inc. Class A	2,370	84
TD Ameritrade Holding Corp.	4,337	81
Assurant Inc.	1,902	81
WR Berkley Corp.	2,253	81
Legg Mason Inc.	2,920	80
Everest Re Group Ltd.	905	80
Axis Capital Holdings Ltd.	2,553	79
Raymond James Financial Inc.	2,220	79
* Markel Corp.	192	78
Liberty Property Trust	2,274	77
Regency Centers Corp.	1,782	76
Fidelity National Financial Inc. Class A	4,410	76
Taubman Centers Inc.	1,102	76
Ares Capital Corp.	4,467	74
Arthur J Gallagher & Co.	2,179	74
RenaissanceRe Holdings Ltd.	1,021	73
BRE Properties Inc.	1,473	71
Jones Lang LaSalle Inc.	874	71
Zions Bancorporation	3,702	70
Duke Realty Corp.	5,054	70
Transatlantic Holdings Inc.	1,143	69
Eaton Vance Corp.	2,396	69
White Mountains Insurance Group Ltd.	139	69
Senior Housing Properties Trust	3,207	69
Lazard Ltd. Class A	2,246	68
DDR Corp.	4,743	67
First Niagara Financial Group Inc.	6,975	67
East West Bancorp Inc.	2,992	66
HCC Insurance Holdings Inc.	2,158	66
* NASDAQ OMX Group Inc.	2,473	65
Hudson City Bancorp Inc.	9,495	65
Chimera Investment Corp.	20,658	63
Assured Guaranty Ltd.	3,758	63
Hospitality Properties Trust	2,483	61
Weingarten Realty Investors	2,444	61
Piedmont Office Realty Trust Inc. Class A	3,452	61
Cullen/Frost Bankers Inc.	1,073	61
American Financial Group Inc.	1,611	60
Commerce Bancshares Inc.	1,557	60
Apartment Investment & Management Co.	2,416	60
* American Capital Ltd.	6,666	59
Douglas Emmett Inc.	2,806	59
SEI Investments Co.	2,976	59
Old Republic International Corp.	5,281	57
Waddell & Reed Financial Inc. Class A	1,790	57
Brown & Brown Inc.	2,359	56
Allied World Assurance Co. Holdings AG	773	51
Mack-Cali Realty Corp.	1,783	51
* E*Trade Financial Corp.	5,255	51
Protective Life Corp.	1,813	50
First Horizon National Corp.	5,191	49
Jefferies Group Inc.	2,898	48
Associated Banc-Corp	3,636	48
Validus Holdings Ltd.	1,567	48
Valley National Bancorp	3,723	47
Bank of Hawaii Corp.	991	46
* First Republic Bank	1,510	45
City National Corp.	961	45
Alleghany Corp.	138	45
Erie Indemnity Co. Class A	568	43
* Forest City Enterprises Inc. Class A	2,913	43
Fulton Financial Corp.	4,187	41
Capitol Federal Financial Inc.	3,505	41

7

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Aspen Insurance Holdings Ltd.	1,493	40
StanCorp Financial Group Inc.	976	39
* Popular Inc.	20,423	39
Corporate Office Properties Trust	1,534	38
Federated Investors Inc. Class B	1,835	38
Hanover Insurance Group Inc.	914	37
Washington Federal Inc.	2,279	37
Synovus Financial Corp.	17,186	36
CapitalSource Inc.	5,187	35
TCF Financial Corp.	3,184	34
* MBIA Inc.	3,138	34
Janus Capital Group Inc.	3,772	33
CommonWealth REIT	1,725	32
CBOE Holdings Inc.	1,162	32
Kemper Corp.	1,100	31
Endurance Specialty Holdings Ltd.	781	30
BOK Financial Corp.	559	30
Brandywine Realty Trust	2,655	29
Greenhill & Co. Inc.	649	29
* Howard Hughes Corp.	395	22
* LPL Investment Holdings Inc.	630	21
Mercury General Corp.	491	21
* St. Joe Co.	1,191	19
BankUnited Inc.	787	18
CNA Financial Corp.	629	18
First Citizens BancShares Inc. Class A	99	17
* TFS Financial Corp.	1,465	14
* Green Dot Corp. Class A	406	13
Interactive Brokers Group Inc.	607	10
American National Insurance Co.	121	9
* Rouse Properties Inc.	430	6
		42,142
Health Care (11.2%)
Johnson & Johnson	55,527	3,614
Pfizer Inc.	160,050	3,377
Merck & Co. Inc.	62,524	2,387
Abbott Laboratories	31,485	1,782
UnitedHealth Group Inc.	21,910	1,222
Bristol-Myers Squibb Co.	34,510	1,110
Amgen Inc.	16,123	1,096
Medtronic Inc.	21,678	826
Eli Lilly & Co.	20,715	813
* Gilead Sciences Inc.	15,960	726
Baxter International Inc.	11,574	673
* Celgene Corp.	8,888	652
* Biogen Idec Inc.	4,910	572
Allergan Inc.	6,196	555
* Medco Health Solutions Inc.	8,127	549
* Express Scripts Inc.	9,890	527
Covidien plc	10,077	527
WellPoint Inc.	7,047	463
* Thermo Fisher Scientific Inc.	7,764	440
McKesson Corp.	5,108	427
* Intuitive Surgical Inc.	792	405
Aetna Inc.	7,641	357
Stryker Corp.	6,313	339
Becton Dickinson and Co.	4,405	336
* Alexion Pharmaceuticals Inc.	3,703	310
* Agilent Technologies Inc.	7,012	306
Humana Inc.	3,390	295
Cardinal Health Inc.	7,060	293
St. Jude Medical Inc.	6,640	280
Cigna Corp.	5,752	254

8

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Zimmer Holdings Inc.	3,639	221
* Cerner Corp.	2,891	213
* Mylan Inc.	8,904	209
AmerisourceBergen Corp. Class A	5,233	195
Quest Diagnostics Inc.	3,193	185
* Laboratory Corp. of America Holdings	2,037	183
* Boston Scientific Corp.	29,399	183
* Forest Laboratories Inc.	5,440	177
Perrigo Co.	1,687	174
* Life Technologies Corp.	3,658	173
* Edwards Lifesciences Corp.	2,336	171
* DaVita Inc.	1,952	169
* Waters Corp.	1,876	168
* Vertex Pharmaceuticals Inc.	4,214	164
CR Bard Inc.	1,748	164
* Regeneron Pharmaceuticals Inc.	1,493	156
* Varian Medical Systems Inc.	2,391	156
* Watson Pharmaceuticals Inc.	2,578	150
* Henry Schein Inc.	1,896	140
* Illumina Inc.	2,539	130
* Hospira Inc.	3,459	123
* Mettler-Toledo International Inc.	662	119
* CareFusion Corp.	4,607	119
DENTSPLY International Inc.	2,908	112
* Hologic Inc.	5,397	112
* IDEXX Laboratories Inc.	1,162	100
* Coventry Health Care Inc.	3,003	98
* SXC Health Solutions Corp.	1,254	89
* ResMed Inc.	3,015	88
* Endo Pharmaceuticals Holdings Inc.	2,361	88
Omnicare Inc.	2,287	80
Universal Health Services Inc. Class B	1,790	80
* BioMarin Pharmaceutical Inc.	2,188	78
Cooper Cos. Inc.	918	73
* Allscripts Healthcare Solutions Inc.	3,765	73
* Mednax Inc.	957	71
* QIAGEN NV	4,651	71
PerkinElmer Inc.	2,333	63
* Gen-Probe Inc.	911	62
* Health Net Inc.	1,647	62
HCA Holdings Inc.	2,286	61
* AMERIGROUP Corp.	890	60
Patterson Cos. Inc.	1,884	60
* Covance Inc.	1,222	58
* Warner Chilcott plc Class A	3,465	58
* Sirona Dental Systems Inc.	1,137	57
Techne Corp.	753	54
* Catalyst Health Solutions Inc.	865	54
* Tenet Healthcare Corp.	9,213	52
Lincare Holdings Inc.	1,828	49
* United Therapeutics Corp.	1,022	49
* Community Health Systems Inc.	1,923	49
Teleflex Inc.	814	48
* Amylin Pharmaceuticals Inc.	2,763	47
* Alere Inc.	1,787	45
* Myriad Genetics Inc.	1,811	44
Hill-Rom Holdings Inc.	1,231	42
* Thoratec Corp.	1,205	42
* Bio-Rad Laboratories Inc. Class A	406	41
* VCA Antech Inc.	1,841	41
* Brookdale Senior Living Inc. Class A	1,988	37
* LifePoint Hospitals Inc.	944	37
* Charles River Laboratories International Inc.	1,047	37
* Health Management Associates Inc. Class A	4,939	36

9

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Dendreon Corp.	3,047	34
* Bruker Corp.	1,865	30
* Human Genome Sciences Inc.	3,770	30
		32,007
Industrials (11.0%)
General Electric Co.	214,831	4,093
United Technologies Corp.	18,541	1,555
Caterpillar Inc.	13,060	1,492
3M Co.	14,394	1,261
United Parcel Service Inc. Class B	14,862	1,143
Boeing Co.	14,933	1,119
Union Pacific Corp.	9,922	1,094
Honeywell International Inc.	15,931	949
Emerson Electric Co.	15,233	766
Deere & Co.	8,511	706
Danaher Corp.	11,152	589
FedEx Corp.	6,411	577
Illinois Tool Works Inc.	9,036	503
General Dynamics Corp.	6,730	493
Tyco International Ltd.	9,500	492
Precision Castparts Corp.	2,906	487
Cummins Inc.	3,976	479
Lockheed Martin Corp.	5,369	475
CSX Corp.	22,339	469
Norfolk Southern Corp.	6,687	461
Raytheon Co.	7,172	362
Eaton Corp.	6,871	359
PACCAR Inc.	7,359	339
Waste Management Inc.	9,550	334
Goodrich Corp.	2,516	317
Northrop Grumman Corp.	5,261	315
Fastenal Co.	5,938	313
Parker Hannifin Corp.	3,051	274
Stanley Black & Decker Inc.	3,394	261
Ingersoll-Rand plc	6,324	252
Dover Corp.	3,771	241
WW Grainger Inc.	1,152	239
Rockwell Automation Inc.	2,915	233
CH Robinson Worldwide Inc.	3,342	221
Fluor Corp.	3,544	214
Cooper Industries plc	3,354	205
Republic Services Inc. Class A	6,515	194
Expeditors International of Washington Inc.	4,315	188
Joy Global Inc.	2,135	186
Roper Industries Inc.	1,951	179
Rockwell Collins Inc.	2,950	175
* Delta Air Lines Inc.	17,265	169
AMETEK Inc.	3,298	157
Textron Inc.	5,676	156
* Kansas City Southern	2,242	156
* Stericycle Inc.	1,759	153
Pall Corp.	2,382	151
Southwest Airlines Co.	16,212	146
L-3 Communications Holdings Inc.	2,048	144
* United Continental Holdings Inc.	6,791	140
Flowserve Corp.	1,149	136
* TransDigm Group Inc.	1,030	122
* Jacobs Engineering Group Inc.	2,617	121
Donaldson Co. Inc.	1,573	116
KBR Inc.	3,139	114
* Verisk Analytics Inc. Class A	2,465	107
Iron Mountain Inc.	3,446	107
Equifax Inc.	2,544	107
* AGCO Corp.	1,963	101

10

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Xylem Inc.	3,811	99
JB Hunt Transport Services Inc.	1,851	95
* IHS Inc. Class A	1,001	95
Chicago Bridge & Iron Co. NV	2,024	94
Hubbell Inc. Class B	1,221	92
* Quanta Services Inc.	4,369	91
Timken Co.	1,734	91
* BE Aerospace Inc.	1,968	90
Cintas Corp.	2,287	88
Masco Corp.	7,101	84
Robert Half International Inc.	2,896	82
* WABCO Holdings Inc.	1,361	81
Dun & Bradstreet Corp.	975	81
* Owens Corning	2,475	78
Lincoln Electric Holdings Inc.	1,677	77
* Thomas & Betts Corp.	1,057	76
Kennametal Inc.	1,639	76
Pentair Inc.	1,953	75
SPX Corp.	1,020	75
Waste Connections Inc.	2,239	73
* Kirby Corp.	1,061	73
Towers Watson & Co. Class A	1,134	73
Wabtec Corp.	960	72
Snap-on Inc.	1,166	71
Manpower Inc.	1,649	71
Gardner Denver Inc.	1,032	71
* Hertz Global Holdings Inc.	4,936	71
MSC Industrial Direct Co. Inc. Class A	885	70
* URS Corp.	1,586	69
IDEX Corp.	1,656	69
Nordson Corp.	1,236	68
Pitney Bowes Inc.	3,625	66
Avery Dennison Corp.	2,141	65
Graco Inc.	1,241	64
* Navistar International Corp.	1,459	61
* Babcock & Wilcox Co.	2,366	61
* Fortune Brands Home & Security Inc.	3,144	61
Carlisle Cos. Inc.	1,240	61
* Spirit Aerosystems Holdings Inc. Class A	2,395	57
* AECOM Technology Corp.	2,440	57
Trinity Industries Inc.	1,638	57
* Copart Inc.	1,129	56
* WESCO International Inc.	892	56
* Terex Corp.	2,190	56
Ryder System Inc.	1,038	55
Landstar System Inc.	985	53
RR Donnelley & Sons Co.	3,797	52
Valmont Industries Inc.	470	52
Regal-Beloit Corp.	773	52
* Nielsen Holdings NV	1,654	49
Copa Holdings SA Class A	677	48
* Corrections Corp. of America	1,931	48
Crane Co.	996	48
ITT Corp.	1,898	47
Manitowoc Co. Inc.	2,680	42
Toro Co.	622	42
Lennox International Inc.	1,070	42
* Oshkosh Corp.	1,792	42
Exelis Inc.	3,958	42
Alliant Techsystems Inc.	690	41
Alexander & Baldwin Inc.	887	41
GATX Corp.	917	40
* Shaw Group Inc.	1,319	38
* Huntington Ingalls Industries Inc.	1,050	38

11

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Harsco Corp.	1,614	36
Covanta Holding Corp.	2,186	36
* General Cable Corp.	1,133	35
* GrafTech International Ltd.	2,722	35
UTi Worldwide Inc.	2,100	34
* Polypore International Inc.	770	32
Con-way Inc.	1,065	31
* Armstrong World Industries Inc.	427	22
* CNH Global NV	486	21
* Air Lease Corp.	638	16
* KAR Auction Services Inc.	489	8
		31,474
Information Technology (19.4%)
* Apple Inc.	18,733	10,162
International Business Machines Corp.	24,535	4,827
Microsoft Corp.	150,321	4,771
* Google Inc. Class A	5,099	3,152
Intel Corp.	107,401	2,887
Oracle Corp.	77,749	2,276
Cisco Systems Inc.	111,328	2,213
QUALCOMM Inc.	33,806	2,102
Visa Inc. Class A	10,574	1,230
* EMC Corp.	41,622	1,153
Hewlett-Packard Co.	40,184	1,017
Mastercard Inc. Class A	2,174	913
* eBay Inc.	23,351	835
Texas Instruments Inc.	23,533	785
Accenture plc Class A	13,088	779
* Dell Inc.	33,276	576
Automatic Data Processing Inc.	10,155	552
* Cognizant Technology Solutions Corp. Class A	6,164	437
Corning Inc.	31,801	415
Broadcom Corp. Class A	10,860	403
* Yahoo! Inc.	26,394	391
* Salesforce.com Inc.	2,697	386
Intuit Inc.	6,092	352
* Adobe Systems Inc.	10,158	334
Applied Materials Inc.	26,546	325
* NetApp Inc.	7,409	319
Motorola Solutions Inc.	5,706	284
* Citrix Systems Inc.	3,790	283
* Symantec Corp.	15,224	272
Altera Corp.	6,501	250
* Juniper Networks Inc.	10,787	245
* SanDisk Corp.	4,807	238
Analog Devices Inc.	6,058	238
Xerox Corp.	28,275	233
* Teradata Corp.	3,432	228
Western Union Co.	12,751	223
CA Inc.	7,815	211
* Motorola Mobility Holdings Inc.	5,272	209
* F5 Networks Inc.	1,649	206
Paychex Inc.	6,541	205
Xilinx Inc.	5,401	199
* Fiserv Inc.	2,921	194
* Red Hat Inc.	3,915	194
Amphenol Corp. Class A	3,388	190
* Western Digital Corp.	4,748	186
* NVIDIA Corp.	12,217	185
* Autodesk Inc.	4,697	178
* VMware Inc. Class A	1,732	171
Fidelity National Information Services Inc.	5,370	170
Maxim Integrated Products Inc.	6,025	168
KLA-Tencor Corp.	3,421	166

12

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Linear Technology Corp.	4,663	156
* Marvell Technology Group Ltd.	10,358	155
* Micron Technology Inc.	17,785	152
Avago Technologies Ltd.	3,935	148
Microchip Technology Inc.	3,902	141
* Akamai Technologies Inc.	3,836	138
* Equinix Inc.	965	135
* Alliance Data Systems Corp.	1,051	128
* Trimble Navigation Ltd.	2,524	127
* Nuance Communications Inc.	4,881	127
* BMC Software Inc.	3,326	125
VeriSign Inc.	3,279	121
* ANSYS Inc.	1,893	120
* Rackspace Hosting Inc.	2,128	111
* Electronic Arts Inc.	6,807	111
* Amdocs Ltd.	3,610	111
* Informatica Corp.	2,190	108
* Lam Research Corp.	2,571	107
Harris Corp.	2,455	107
* Avnet Inc.	2,938	105
Activision Blizzard Inc.	8,744	104
* Skyworks Solutions Inc.	3,798	102
Computer Sciences Corp.	3,214	102
Jabil Circuit Inc.	3,900	101
* VeriFone Systems Inc.	2,067	99
* LSI Corp.	11,394	98
* TIBCO Software Inc.	3,362	97
* Arrow Electronics Inc.	2,340	94
* Atmel Corp.	9,268	94
* Synopsys Inc.	2,972	91
* Advanced Micro Devices Inc.	12,266	90
* Riverbed Technology Inc.	3,110	89
* MICROS Systems Inc.	1,600	83
FLIR Systems Inc.	3,149	82
Factset Research Systems Inc.	935	82
Global Payments Inc.	1,579	81
* Rovi Corp.	2,275	81
* ON Semiconductor Corp.	8,837	80
* Gartner Inc.	1,922	77
* Polycom Inc.	3,548	73
Molex Inc.	2,695	73
Total System Services Inc.	3,225	71
* NCR Corp.	3,216	70
* SAIC Inc.	5,692	70
IAC/InterActiveCorp	1,512	69
* Cree Inc.	2,247	68
Solera Holdings Inc.	1,403	67
* Fortinet Inc.	2,424	66
* Novellus Systems Inc.	1,402	65
* Cadence Design Systems Inc.	5,412	64
* Teradyne Inc.	3,780	62
* Ingram Micro Inc.	3,242	62
* JDS Uniphase Corp.	4,681	61
* Ariba Inc.	1,924	61
Broadridge Financial Solutions Inc.	2,485	60
Lexmark International Inc. Class A	1,592	59
* Brocade Communications Systems Inc.	9,619	56
Cypress Semiconductor Corp.	3,134	54
* NeuStar Inc. Class A	1,496	52
Diebold Inc.	1,278	50
National Instruments Corp.	1,864	50
* Tech Data Corp.	853	46
* Zebra Technologies Corp.	1,139	44
* Dolby Laboratories Inc. Class A	1,139	43

13

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Genpact Ltd.	2,586	41
* Compuware Corp.	4,596	41
* Fairchild Semiconductor International Inc. Class A	2,730	40
* First Solar Inc.	1,232	40
* Silicon Laboratories Inc.	887	40
* Itron Inc.	871	39
Lender Processing Services Inc.	1,731	38
* AOL Inc.	2,115	38
* Vishay Intertechnology Inc.	2,950	36
* QLogic Corp.	1,998	34
DST Systems Inc.	639	34
* PMC - Sierra Inc.	4,814	33
* Acme Packet Inc.	1,049	32
* International Rectifier Corp.	1,420	32
* Ciena Corp.	2,100	31
* VistaPrint NV	747	30
* CoreLogic Inc.	1,964	30
* WebMD Health Corp.	1,163	29
* IPG Photonics Corp.	525	28
Tellabs Inc.	6,909	27
Intersil Corp. Class A	2,405	27
* EchoStar Corp. Class A	774	23
* LinkedIn Corp. Class A	209	18
* SunPower Corp. Class A	2,334	18
* MEMC Electronic Materials Inc.	4,221	17
* Monster Worldwide Inc.	2,370	16
* Freescale Semiconductor Holdings I Ltd.	746	12
AVX Corp.	826	11
* FleetCor Technologies Inc.	250	9
* Fusion-io Inc.	290	8
Booz Allen Hamilton Holding Corp.	396	7
		55,553
Materials (4.0%)
EI du Pont de Nemours & Co.	18,801	956
Monsanto Co.	10,856	840
Freeport-McMoRan Copper & Gold Inc.	19,190	817
Dow Chemical Co.	23,818	798
Praxair Inc.	6,156	671
Newmont Mining Corp.	9,876	587
Air Products & Chemicals Inc.	4,293	387
Ecolab Inc.	6,043	363
Mosaic Co.	5,548	320
International Paper Co.	8,804	309
PPG Industries Inc.	3,185	291
Nucor Corp.	6,364	277
LyondellBasell Industries NV Class A	6,335	274
CF Industries Holdings Inc.	1,329	247
Alcoa Inc.	21,560	219
Sherwin-Williams Co.	1,830	189
Cliffs Natural Resources Inc.	2,964	188
Sigma-Aldrich Corp.	2,482	178
Eastman Chemical Co.	2,917	158
Celanese Corp. Class A	3,207	153
FMC Corp.	1,475	146
Airgas Inc.	1,614	133
Ball Corp.	3,162	127
Albemarle Corp.	1,882	125
* Crown Holdings Inc.	3,218	119
Vulcan Materials Co.	2,662	119
Southern Copper Corp.	3,481	112
MeadWestvaco Corp.	3,511	106
Ashland Inc.	1,604	102
Rock-Tenn Co. Class A	1,404	99
Allegheny Technologies Inc.	2,195	96

14

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
International Flavors & Fragrances Inc.	1,629	93
Valspar Corp.	1,944	90
* WR Grace & Co.	1,460	83
Royal Gold Inc.	1,186	82
Walter Energy Inc.	1,229	80
Reliance Steel & Aluminum Co.	1,477	79
* Owens-Illinois Inc.	3,282	78
Martin Marietta Materials Inc.	901	77
United States Steel Corp.	2,838	77
Sealed Air Corp.	3,809	75
* Rockwood Holdings Inc.	1,386	74
Domtar Corp.	733	70
Aptargroup Inc.	1,329	70
Solutia Inc.	2,423	68
Bemis Co. Inc.	2,096	66
Steel Dynamics Inc.	4,406	65
Sonoco Products Co.	1,977	65
RPM International Inc.	2,603	62
* Allied Nevada Gold Corp.	1,791	62
Packaging Corp. of America	2,074	62
Cytec Industries Inc.	1,017	61
Huntsman Corp.	4,061	56
Cabot Corp.	1,293	52
Compass Minerals International Inc.	671	48
Carpenter Technology Corp.	893	46
Silgan Holdings Inc.	1,029	44
Greif Inc. Class A	799	41
Scotts Miracle-Gro Co. Class A	818	38
Commercial Metals Co.	2,259	30
Titanium Metals Corp.	1,890	28
* Molycorp Inc.	1,104	27
* Intrepid Potash Inc.	1,007	26
Westlake Chemical Corp.	405	24
Schnitzer Steel Industries Inc.	406	18
AK Steel Holding Corp.	2,021	16
Kronos Worldwide Inc.	374	9
		11,548
Telecommunication Services (2.6%)
AT&T Inc.	119,960	3,670
Verizon Communications Inc.	57,272	2,183
CenturyLink Inc.	12,392	499
* Crown Castle International Corp.	5,849	303
* Sprint Nextel Corp.	61,407	152
Windstream Corp.	11,626	140
* SBA Communications Corp. Class A	2,342	110
Frontier Communications Corp.	20,160	92
* Level 3 Communications Inc.	3,189	77
* tw telecom inc Class A	3,019	65
* NII Holdings Inc.	3,364	60
* MetroPCS Communications Inc.	5,706	59
* Telephone & Data Systems Inc.	2,021	51
* United States Cellular Corp.	245	11
* Clearwire Corp. Class A	4,461	10
		7,482
Utilities (3.5%)
Southern Co.	17,212	761
Dominion Resources Inc.	11,695	590
Duke Energy Corp.	27,046	566
Exelon Corp.	13,466	526
NextEra Energy Inc.	8,548	509
FirstEnergy Corp.	8,422	373
American Electric Power Co. Inc.	9,702	365
Consolidated Edison Inc.	5,892	342
PG&E Corp.	8,014	334

15

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
					Market
					Value
				Shares	($000)
	PPL Corp.			11,623	332
	Progress Energy Inc.			5,932	315
	Public Service Enterprise Group Inc.			10,188	314
	Sempra Energy			4,821	286
	Edison International			6,562	275
	Xcel Energy Inc.			9,750	258
	Entergy Corp.			3,584	239
	DTE Energy Co.			3,436	185
*	AES Corp.			13,387	181
	ONEOK Inc.			2,174	180
	CenterPoint Energy Inc.			8,650	169
	Wisconsin Energy Corp.			4,758	162
	Ameren Corp.			4,914	158
	Constellation Energy Group Inc.			3,802	138
	NiSource Inc.			5,740	138
	Northeast Utilities			3,632	130
	American Water Works Co. Inc.			3,616	124
*	Calpine Corp.			7,886	121
	CMS Energy Corp.			5,207	111
	SCANA Corp.			2,384	107
	Pinnacle West Capital Corp.			2,257	106
	OGE Energy Corp.			2,022	106
	NSTAR			2,099	98
	Alliant Energy Corp.			2,248	96
	AGL Resources Inc.			2,359	94
	Pepco Holdings Inc.			4,574	89
	National Fuel Gas Co.			1,676	84
*	NRG Energy Inc.			4,884	83
	MDU Resources Group Inc.			3,723	81
	Integrys Energy Group Inc.			1,543	80
	TECO Energy Inc.			4,239	76
	ITC Holdings Corp.			1,006	76
	NV Energy Inc.			4,651	73
	Questar Corp.			3,507	67
	UGI Corp.			2,222	63
	Westar Energy Inc.			2,261	62
	Aqua America Inc.			2,762	61
	Atmos Energy Corp.			1,807	56
	Great Plains Energy Inc.			2,725	54
	Vectren Corp.			1,643	48
	Hawaiian Electric Industries Inc.			1,908	48
*	GenOn Energy Inc.			16,253	40
					9,930
Total Common Stocks (Cost $263,554)					284,497

		Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
2,3	Vanguard Market Liquidity Fund	0.111%		981,652	982

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.030%	4/2/12	100	100
Total Temporary Cash Investments (Cost $1,081)					1,082

16

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012

Total Investments (99.9%) (Cost $264,635)	285,579
Other Assets and Liabilities—Net (0.1%)[3]	348
Net Assets (100%)	285,927

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $166,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $170,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

17

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (9.2%)
	Walt Disney Co.	86,238	3,621
	News Corp. Class A	104,287	2,072
	Comcast Corp. Class A	63,808	1,875
	Time Warner Inc.	48,257	1,796
	Target Corp.	31,490	1,785
	Lowe's Cos. Inc.	62,809	1,783
	Home Depot Inc.	30,524	1,452
	Ford Motor Co.	78,739	975
*	General Motors Co.	36,628	953
	CBS Corp. Class B	27,190	813
	Johnson Controls Inc.	24,384	796
	Macy's Inc.	17,917	680
	Carnival Corp.	20,623	625
	VF Corp.	4,179	610
*	Liberty Interactive Corp. Class A	28,914	542
*	Liberty Media Corp. - Liberty Capital Class A	5,631	506
	Staples Inc.	34,288	503
	Gap Inc.	17,099	399
	Best Buy Co. Inc.	14,239	352
	Genuine Parts Co.	5,523	346
	Comcast Corp.	11,200	320
	JC Penney Co. Inc.	7,990	316
	Wyndham Worldwide Corp.	7,021	309
	Autoliv Inc.	4,321	288
*	CarMax Inc.	9,146	281
	Whirlpool Corp.	3,699	280
	Thomson Reuters Corp.	9,642	279
	Newell Rubbermaid Inc.	14,128	259
	Lear Corp.	5,059	229
	Garmin Ltd.	4,820	227
*	TRW Automotive Holdings Corp.	4,957	227
	Foot Locker Inc.	7,540	220
	PVH Corp.	2,420	206
	Signet Jewelers Ltd.	4,133	194
	DR Horton Inc.	13,319	191
*	MGM Resorts International	13,348	184
	Lennar Corp. Class A	7,627	178
*	Mohawk Industries Inc.	2,702	172
	Gannett Co. Inc.	11,448	170
*	NVR Inc.	238	165
*	Toll Brothers Inc.	6,989	164
	Interpublic Group of Cos. Inc.	13,741	161
	Jarden Corp.	4,362	154
	GameStop Corp. Class A	6,726	153
*	PulteGroup Inc.	16,692	147
	Mattel Inc.	4,230	137
*	Penn National Gaming Inc.	3,214	137
	American Eagle Outfitters Inc.	9,278	135
*,^	Sears Holdings Corp.	1,911	133
*	Visteon Corp.	2,372	127
	Service Corp. International	10,657	121
	McGraw-Hill Cos. Inc.	2,367	110
	International Game Technology	6,879	103
	H&R Block Inc.	6,194	101
	Washington Post Co. Class B	246	97
	Williams-Sonoma Inc.	2,486	96
*	Madison Square Garden Co. Class A	2,979	95
	Dillard's Inc. Class A	1,538	94
	Kohl's Corp.	1,878	93
*	Big Lots Inc.	2,127	93
	Royal Caribbean Cruises Ltd.	2,949	84

18

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Hyatt Hotels Corp. Class A	1,959	81
Wendy's Co.	14,788	75
DISH Network Corp. Class A	2,462	72
Thor Industries Inc.	2,072	68
* Lamar Advertising Co. Class A	2,014	66
Expedia Inc.	1,913	65
* TripAdvisor Inc.	1,913	62
* DreamWorks Animation SKG Inc. Class A	3,529	61
* WMS Industries Inc.	2,652	58
Harman International Industries Inc.	1,183	58
Choice Hotels International Inc.	1,298	49
Leggett & Platt Inc.	1,823	41
Chico's FAS Inc.	2,744	41
RadioShack Corp.	4,978	35
Regal Entertainment Group Class A	2,541	35
* AutoNation Inc.	946	32
* Education Management Corp.	1,765	32
* Clear Channel Outdoor Holdings Inc. Class A	2,184	29
Aaron's Inc.	937	26
Abercrombie & Fitch Co.	571	26
* Career Education Corp.	2,883	25
DeVry Inc.	693	25
* Federal-Mogul Corp.	826	14
* Groupon Inc.	390	8
Brinker International Inc.	253	7
* Sally Beauty Holdings Inc.	268	6
* Bally Technologies Inc.	96	4
* Dunkin' Brands Group Inc.	138	4
* Pandora Media Inc.	278	4
* HomeAway Inc.	131	3
DSW Inc. Class A	51	3
* Orchard Supply Hardware Stores Corp. Class A	78	2
		30,831
Consumer Staples (7.8%)
Procter & Gamble Co.	125,484	8,473
Kraft Foods Inc.	79,633	3,032
CVS Caremark Corp.	65,335	2,947
Wal-Mart Stores Inc.	20,490	1,211
Archer-Daniels-Midland Co.	32,515	1,014
Lorillard Inc.	6,496	851
Altria Group Inc.	25,583	770
Philip Morris International Inc.	8,169	682
Mead Johnson Nutrition Co.	8,021	624
Reynolds American Inc.	11,210	470
ConAgra Foods Inc.	17,201	452
JM Smucker Co.	5,585	421
Beam Inc.	7,434	409
Clorox Co.	6,052	409
Safeway Inc.	17,080	366
Bunge Ltd.	5,296	357
HJ Heinz Co.	6,471	341
General Mills Inc.	7,606	291
Molson Coors Brewing Co. Class B	6,507	286
Tyson Foods Inc. Class A	14,594	276
* Energizer Holdings Inc.	3,161	242
Colgate-Palmolive Co.	2,335	218
* Ralcorp Holdings Inc.	2,621	196
* Smithfield Foods Inc.	7,907	185
* Constellation Brands Inc. Class A	8,167	178
Kimberly-Clark Corp.	2,319	169
Kroger Co.	6,831	162
Church & Dwight Co. Inc.	2,863	137
* Dean Foods Co.	9,039	111
Hershey Co.	1,825	111

19

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
McCormick & Co. Inc.	2,015	102
Sara Lee Corp.	4,909	99
Coca-Cola Enterprises Inc.	3,405	98
Hormel Foods Corp.	3,178	90
Walgreen Co.	2,534	84
Campbell Soup Co.	2,132	71
SUPERVALU Inc.	10,486	68
Brown-Forman Corp. Class B	702	57
Kellogg Co.	816	43
* Post Holdings Inc.	1,310	41
Corn Products International Inc.	685	39
		26,183
Energy (12.4%)
Chevron Corp.	91,340	9,967
Exxon Mobil Corp.	62,188	5,379
ConocoPhillips	63,976	4,897
Occidental Petroleum Corp.	27,888	2,911
Anadarko Petroleum Corp.	20,354	1,712
National Oilwell Varco Inc.	20,415	1,685
Devon Energy Corp.	20,352	1,492
Apache Corp.	13,136	1,418
Marathon Oil Corp.	34,383	1,165
Spectra Energy Corp.	31,269	981
Hess Corp.	14,615	949
Williams Cos. Inc.	28,303	846
Chesapeake Energy Corp.	31,642	791
Marathon Petroleum Corp.	17,102	711
Valero Energy Corp.	27,390	671
Noble Energy Inc.	6,815	665
Baker Hughes Inc.	12,559	631
Murphy Oil Corp.	7,886	504
* Nabors Industries Ltd.	13,948	304
* Plains Exploration & Production Co.	6,831	301
Southern Union Co.	6,054	266
Cimarex Energy Co.	3,021	244
EQT Corp.	3,982	211
Sunoco Inc.	5,143	199
* Rowan Cos. Inc.	5,067	187
Energen Corp.	3,431	183
* Tesoro Corp.	6,845	182
* Cameron International Corp.	3,068	171
* WPX Energy Inc.	9,375	170
Tidewater Inc.	2,375	141
Patterson-UTI Energy Inc.	6,517	127
Diamond Offshore Drilling Inc.	1,785	122
Arch Coal Inc.	8,979	122
Pioneer Natural Resources Co.	1,086	119
* SEACOR Holdings Inc.	1,066	105
* Newfield Exploration Co.	2,797	101
* Unit Corp.	2,062	98
* Atwood Oceanics Inc.	1,997	95
^ Kinder Morgan Inc.	2,675	94
* Alpha Natural Resources Inc.	4,879	91
QEP Resources Inc.	1,920	66
* Denbury Resources Inc.	3,133	62
El Paso Corp.	2,129	59
Teekay Corp.	1,970	57
SM Energy Co.	583	46
* Oil States International Inc.	419	34
* Quicksilver Resources Inc.	5,594	31
Helmerich & Payne Inc.	323	20
* McDermott International Inc.	1,328	17
* Cobalt International Energy Inc.	515	15
* Forest Oil Corp.	1,062	14

20

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
EXCO Resources Inc.	477	3
* Kosmos Energy Ltd.	169	2
		41,434
Financials (25.7%)
JPMorgan Chase & Co.	191,467	7,513
Wells Fargo & Co.	220,419	6,897
* Berkshire Hathaway Inc. Class B	84,348	6,617
Citigroup Inc.	140,022	4,666
Bank of America Corp.	488,244	3,891
Goldman Sachs Group Inc.	24,947	2,872
US Bancorp	92,834	2,729
MetLife Inc.	39,546	1,524
PNC Financial Services Group Inc.	25,333	1,508
Prudential Financial Inc.	23,385	1,430
Morgan Stanley	74,317	1,378
Bank of New York Mellon Corp.	59,742	1,321
Capital One Financial Corp.	24,015	1,215
ACE Ltd.	16,278	1,167
Travelers Cos. Inc.	18,911	1,096
Aflac Inc.	22,489	1,063
American Express Co.	19,962	1,056
State Street Corp.	24,243	1,024
BB&T Corp.	33,529	981
CME Group Inc.	3,232	936
Chubb Corp.	13,110	891
Marsh & McLennan Cos. Inc.	26,430	825
Allstate Corp.	25,161	791
HCP Inc.	19,577	773
Annaly Capital Management Inc.	45,757	760
Equity Residential	13,142	748
ProLogis Inc.	22,172	746
Aon Corp.	15,904	744
Discover Financial Services	23,607	708
Vornado Realty Trust	7,872	643
Progressive Corp.	29,810	639
* American International Group Inc.	21,248	621
Ameriprise Financial Inc.	10,871	606
Fifth Third Bancorp	44,131	601
Loews Corp.	15,216	596
SunTrust Banks Inc.	25,804	592
AvalonBay Communities Inc.	4,514	585
Health Care REIT Inc.	10,247	558
Invesco Ltd.	22,232	551
Host Hotels & Resorts Inc.	32,992	521
M&T Bank Corp.	6,036	493
Northern Trust Corp.	10,459	464
Hartford Financial Services Group Inc.	21,487	445
General Growth Properties Inc.	27,150	442
BlackRock Inc.	2,086	415
Principal Financial Group Inc.	14,710	407
SLM Corp.	25,442	401
* CIT Group Inc.	9,678	394
Weyerhaeuser Co.	18,454	386
Lincoln National Corp.	15,158	377
KeyCorp	45,906	372
Kimco Realty Corp.	19,648	361
Simon Property Group Inc.	2,592	351
Regions Financial Corp.	60,790	350
American Capital Agency Corp.	10,845	333
SL Green Realty Corp.	4,301	327
Unum Group	14,140	326
XL Group plc Class A	14,991	312
Comerica Inc.	9,733	289
New York Community Bancorp Inc.	21,042	274

21

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Leucadia National Corp.	9,580	273
Ventas Inc.	4,830	270
NYSE Euronext	8,704	259
Cincinnati Financial Corp.	7,038	248
Torchmark Corp.	5,056	245
Huntington Bancshares Inc.	41,540	243
UDR Inc.	9,658	242
Realty Income Corp.	6,409	236
* Arch Capital Group Ltd.	6,349	235
Macerich Co.	4,094	221
* Genworth Financial Inc. Class A	23,915	217
Alexandria Real Estate Equities Inc.	3,011	216
PartnerRe Ltd.	3,293	209
Reinsurance Group of America Inc. Class A	3,519	203
Assurant Inc.	4,595	195
WR Berkley Corp.	5,441	195
* Markel Corp.	475	194
Everest Re Group Ltd.	2,187	192
Axis Capital Holdings Ltd.	6,162	190
Raymond James Financial Inc.	5,271	186
Liberty Property Trust	5,482	186
Taubman Centers Inc.	2,660	184
People's United Financial Inc.	14,575	183
Fidelity National Financial Inc. Class A	10,629	183
Regency Centers Corp.	4,280	183
Legg Mason Inc.	6,654	182
Arthur J Gallagher & Co.	5,260	179
RenaissanceRe Holdings Ltd.	2,463	177
Ares Capital Corp.	10,625	177
BRE Properties Inc.	3,552	172
Duke Realty Corp.	12,028	167
Zions Bancorporation	8,742	166
Senior Housing Properties Trust	7,743	166
Transatlantic Holdings Inc.	2,732	166
White Mountains Insurance Group Ltd.	327	162
First Niagara Financial Group Inc.	16,561	158
East West Bancorp Inc.	7,076	157
DDR Corp.	10,992	155
HCC Insurance Holdings Inc.	5,070	155
Assured Guaranty Ltd.	8,994	151
Chimera Investment Corp.	48,876	150
Hospitality Properties Trust	5,872	145
Piedmont Office Realty Trust Inc. Class A	8,224	145
Cullen/Frost Bankers Inc.	2,535	143
Commerce Bancshares Inc.	3,696	143
Weingarten Realty Investors	5,730	143
* American Capital Ltd.	15,833	141
Douglas Emmett Inc.	6,664	140
Hudson City Bancorp Inc.	20,195	138
American Financial Group Inc.	3,656	137
* NASDAQ OMX Group Inc.	5,155	136
Old Republic International Corp.	12,271	133
Brown & Brown Inc.	5,518	130
Boston Properties Inc.	1,235	125
Plum Creek Timber Co. Inc.	3,162	124
Mack-Cali Realty Corp.	4,278	122
First Horizon National Corp.	12,928	122
Allied World Assurance Co. Holdings AG	1,825	120
Protective Life Corp.	4,214	117
* E*Trade Financial Corp.	11,838	114
Associated Banc-Corp	8,521	113
Jefferies Group Inc.	6,655	111
Valley National Bancorp	8,845	111
Bank of Hawaii Corp.	2,350	108

22

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
City National Corp.	2,292	108
Alleghany Corp.	327	106
* First Republic Bank	3,462	104
Validus Holdings Ltd.	3,278	100
* Forest City Enterprises Inc. Class A	6,784	99
Essex Property Trust Inc.	693	97
Capitol Federal Financial Inc.	8,256	97
* Popular Inc.	50,581	96
Fulton Financial Corp.	9,805	96
Aspen Insurance Holdings Ltd.	3,487	93
Hanover Insurance Group Inc.	2,247	92
Washington Federal Inc.	5,500	89
StanCorp Financial Group Inc.	2,235	89
TCF Financial Corp.	7,858	85
CapitalSource Inc.	12,322	83
* MBIA Inc.	7,307	79
* Affiliated Managers Group Inc.	735	78
Synovus Financial Corp.	36,788	78
Endurance Specialty Holdings Ltd.	2,002	77
Janus Capital Group Inc.	8,712	77
CommonWealth REIT	3,912	73
Federal Realty Investment Trust	752	72
Kemper Corp.	2,472	71
Brandywine Realty Trust	6,318	68
BOK Financial Corp.	1,265	68
Camden Property Trust	1,055	65
* Howard Hughes Corp.	1,061	59
Corporate Office Properties Trust	2,249	55
Mercury General Corp.	1,246	53
Public Storage	389	52
* St. Joe Co.	3,216	52
Apartment Investment & Management Co.	1,937	48
First Citizens BancShares Inc. Class A	268	47
Jones Lang LaSalle Inc.	480	39
BankUnited Inc.	1,647	38
CNA Financial Corp.	1,269	36
* TFS Financial Corp.	3,795	35
Interactive Brokers Group Inc.	1,926	31
American National Insurance Co.	365	26
Federated Investors Inc. Class B	724	15
* Rouse Properties Inc.	1,006	15
* LPL Investment Holdings Inc.	205	7
		85,739
Health Care (12.2%)
Pfizer Inc.	380,706	8,033
Johnson & Johnson	105,135	6,842
Merck & Co. Inc.	148,724	5,677
UnitedHealth Group Inc.	52,205	2,910
Bristol-Myers Squibb Co.	82,201	2,644
Amgen Inc.	38,372	2,607
Eli Lilly & Co.	32,903	1,291
WellPoint Inc.	16,792	1,102
* Thermo Fisher Scientific Inc.	18,448	1,045
Aetna Inc.	18,291	855
Humana Inc.	8,132	708
Cigna Corp.	13,708	605
Covidien plc	11,109	580
* Zimmer Holdings Inc.	8,621	524
* Boston Scientific Corp.	69,827	434
* Forest Laboratories Inc.	12,875	419
* Life Technologies Corp.	7,873	372
Cardinal Health Inc.	8,463	352
Medtronic Inc.	7,106	271

23

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Hologic Inc.	12,692	263
Abbott Laboratories	4,562	258
* Coventry Health Care Inc.	7,213	236
Omnicare Inc.	5,520	194
* CareFusion Corp.	7,308	189
* QIAGEN NV	11,126	170
Baxter International Inc.	2,715	158
DENTSPLY International Inc.	3,968	154
* Health Net Inc.	4,064	153
* Henry Schein Inc.	2,067	153
PerkinElmer Inc.	5,523	149
Cooper Cos. Inc.	1,658	132
* Community Health Systems Inc.	4,694	119
* Tenet Healthcare Corp.	20,210	114
Teleflex Inc.	1,906	113
* Alere Inc.	4,210	107
* Bio-Rad Laboratories Inc. Class A	975	99
* VCA Antech Inc.	4,271	94
* LifePoint Hospitals Inc.	2,378	93
Patterson Cos. Inc.	2,774	89
HCA Holdings Inc.	2,023	54
* Mylan Inc.	2,106	49
* AMERIGROUP Corp.	679	46
* Hospira Inc.	1,248	44
* Vertex Pharmaceuticals Inc.	1,131	44
Quest Diagnostics Inc.	604	35
* Allscripts Healthcare Solutions Inc.	1,736	34
* Watson Pharmaceuticals Inc.	387	23
* Warner Chilcott plc Class A	888	15
* Brookdale Senior Living Inc. Class A	760	14
Hill-Rom Holdings Inc.	229	8
		40,674
Industrials (9.3%)
General Electric Co.	511,010	9,735
Union Pacific Corp.	19,799	2,183
FedEx Corp.	14,307	1,288
General Dynamics Corp.	16,034	1,174
Tyco International Ltd.	22,634	1,173
Norfolk Southern Corp.	15,883	1,094
Raytheon Co.	17,162	867
Waste Management Inc.	22,815	798
Northrop Grumman Corp.	12,571	752
Stanley Black & Decker Inc.	8,077	620
Eaton Corp.	10,190	532
Republic Services Inc. Class A	15,453	461
Goodrich Corp.	3,555	448
Parker Hannifin Corp.	4,295	386
3M Co.	4,016	352
Textron Inc.	12,603	347
L-3 Communications Holdings Inc.	4,826	339
Boeing Co.	4,039	303
* Jacobs Engineering Group Inc.	6,148	284
Southwest Airlines Co.	31,580	284
KBR Inc.	6,818	248
Equifax Inc.	5,608	236
* AGCO Corp.	4,562	236
Xylem Inc.	8,858	230
Hubbell Inc. Class B	2,936	221
* Quanta Services Inc.	10,502	220
Cintas Corp.	5,374	207
United Technologies Corp.	2,352	197
* Owens Corning	5,942	188
Pentair Inc.	4,685	180
Manpower Inc.	3,912	169

24

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Cooper Industries plc	2,719	166
* URS Corp.	3,739	163
Kennametal Inc.	3,535	163
Pitney Bowes Inc.	8,716	158
* Delta Air Lines Inc.	16,067	158
Avery Dennison Corp.	4,767	145
* Fortune Brands Home & Security Inc.	7,418	143
Snap-on Inc.	2,337	143
Lockheed Martin Corp.	1,599	141
* Thomas & Betts Corp.	1,937	140
Towers Watson & Co. Class A	2,165	138
* Terex Corp.	5,379	137
Carlisle Cos. Inc.	2,759	135
Trinity Industries Inc.	3,844	134
SPX Corp.	1,813	133
Dover Corp.	2,035	130
Ryder System Inc.	2,436	130
Regal-Beloit Corp.	1,891	128
Ingersoll-Rand plc	3,175	127
RR Donnelley & Sons Co.	8,918	123
* Corrections Corp. of America	4,788	120
Crane Co.	2,398	116
ITT Corp.	4,541	113
* Spirit Aerosystems Holdings Inc. Class A	4,582	110
* Oshkosh Corp.	4,383	102
GATX Corp.	2,285	99
Exelis Inc.	9,097	96
Alexander & Baldwin Inc.	2,056	95
Chicago Bridge & Iron Co. NV	2,029	94
* Kansas City Southern	1,352	94
Alliant Techsystems Inc.	1,548	93
* Shaw Group Inc.	3,124	90
* Huntington Ingalls Industries Inc.	2,414	87
Covanta Holding Corp.	5,272	86
Harsco Corp.	3,655	81
Illinois Tool Works Inc.	1,456	81
* GrafTech International Ltd.	5,998	76
* AECOM Technology Corp.	3,251	76
Lincoln Electric Holdings Inc.	1,621	75
Con-way Inc.	2,480	73
* WESCO International Inc.	1,133	71
* Navistar International Corp.	1,638	68
* CNH Global NV	1,308	56
* Kirby Corp.	773	53
* United Continental Holdings Inc.	2,443	50
* Armstrong World Industries Inc.	913	47
* Air Lease Corp.	1,602	39
* Verisk Analytics Inc. Class A	904	39
* General Cable Corp.	1,197	37
Timken Co.	623	33
Flowserve Corp.	242	29
Copa Holdings SA Class A	384	28
Waste Connections Inc.	763	25
IDEX Corp.	466	19
* KAR Auction Services Inc.	1,113	18
* Nielsen Holdings NV	603	18
* BE Aerospace Inc.	313	14
UTi Worldwide Inc.	379	6
		31,094
Information Technology (9.1%)
Intel Corp.	255,470	6,867
Cisco Systems Inc.	265,020	5,269
Hewlett-Packard Co.	95,741	2,423
Visa Inc. Class A	17,064	1,986

25

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Corning Inc.	75,498	984
* Yahoo! Inc.	62,670	929
* eBay Inc.	25,175	900
Applied Materials Inc.	59,684	731
Texas Instruments Inc.	20,350	679
Motorola Solutions Inc.	13,554	675
* SanDisk Corp.	11,451	566
Xerox Corp.	67,323	554
CA Inc.	18,461	499
* Motorola Mobility Holdings Inc.	12,544	498
* Western Digital Corp.	11,199	440
Fidelity National Information Services Inc.	12,667	402
* Marvell Technology Group Ltd.	24,504	368
* Dell Inc.	20,894	361
* Micron Technology Inc.	41,953	359
* Amdocs Ltd.	8,405	258
* Avnet Inc.	6,978	249
Activision Blizzard Inc.	20,368	243
Computer Sciences Corp.	7,462	237
* Synopsys Inc.	6,502	198
* Arrow Electronics Inc.	4,724	190
Harris Corp.	4,127	180
Molex Inc.	6,435	174
Total System Services Inc.	7,714	169
* LSI Corp.	19,485	168
IAC/InterActiveCorp	3,621	165
* Novellus Systems Inc.	3,312	154
* Cree Inc.	5,032	152
* Ingram Micro Inc.	7,659	146
* Teradyne Inc.	8,922	146
Lexmark International Inc. Class A	3,566	131
* Brocade Communications Systems Inc.	22,361	129
Diebold Inc.	3,217	126
* SAIC Inc.	9,246	113
* Tech Data Corp.	2,089	112
* Fiserv Inc.	1,412	94
* Fairchild Semiconductor International Inc. Class A	6,306	92
KLA-Tencor Corp.	1,876	91
* Itron Inc.	2,006	89
* Vishay Intertechnology Inc.	7,137	87
* AOL Inc.	4,820	87
* PMC - Sierra Inc.	10,877	75
* International Rectifier Corp.	3,257	73
DST Systems Inc.	1,352	72
Tellabs Inc.	17,952	71
* CoreLogic Inc.	4,515	69
* EchoStar Corp. Class A	1,886	57
* Monster Worldwide Inc.	6,111	42
Jabil Circuit Inc.	1,633	42
Paychex Inc.	1,181	37
* NCR Corp.	1,679	36
* SunPower Corp. Class A	4,474	34
Intersil Corp. Class A	2,961	33
AVX Corp.	2,352	31
* Compuware Corp.	3,128	28
* Akamai Technologies Inc.	773	28
* Genpact Ltd.	1,235	20
* MEMC Electronic Materials Inc.	5,019	20
* QLogic Corp.	1,084	19
* Freescale Semiconductor Holdings I Ltd.	933	15
* Atmel Corp.	1,446	15
* Fusion-io Inc.	414	11
Booz Allen Hamilton Holding Corp.	467	9
* Silicon Laboratories Inc.	175	8

26

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Broadridge Financial Solutions Inc.	264	6
		30,321
Materials (2.7%)
Dow Chemical Co.	56,652	1,898
Newmont Mining Corp.	23,400	1,390
Nucor Corp.	15,173	661
LyondellBasell Industries NV Class A	14,023	606
International Paper Co.	16,560	582
Alcoa Inc.	51,158	520
Vulcan Materials Co.	6,254	279
MeadWestvaco Corp.	8,165	247
Ashland Inc.	3,808	242
* Owens-Illinois Inc.	7,809	187
United States Steel Corp.	6,845	186
Valspar Corp.	3,987	185
Sealed Air Corp.	9,139	179
Aptargroup Inc.	3,200	169
Domtar Corp.	1,736	166
Reliance Steel & Aluminum Co.	3,046	164
Bemis Co. Inc.	5,014	157
Sonoco Products Co.	4,746	156
RPM International Inc.	6,209	148
Cytec Industries Inc.	2,407	143
Cabot Corp.	3,216	130
Huntsman Corp.	7,676	105
Martin Marietta Materials Inc.	1,194	103
CF Industries Holdings Inc.	534	99
Greif Inc. Class A	1,888	97
Commercial Metals Co.	5,705	76
Westlake Chemical Corp.	749	45
Steel Dynamics Inc.	2,703	40
AK Steel Holding Corp.	4,490	36
Schnitzer Steel Industries Inc.	741	33
Titanium Metals Corp.	1,907	28
* WR Grace & Co.	397	23
Packaging Corp. of America	575	17
Scotts Miracle-Gro Co. Class A	235	11
* Rockwood Holdings Inc.	138	7
		9,115
Telecommunication Services (4.5%)
AT&T Inc.	285,344	8,729
Verizon Communications Inc.	105,509	4,021
CenturyLink Inc.	29,519	1,188
* Sprint Nextel Corp.	144,754	358
Frontier Communications Corp.	48,468	222
* Level 3 Communications Inc.	6,533	159
Windstream Corp.	11,594	140
* Telephone & Data Systems Inc.	4,816	122
* United States Cellular Corp.	706	30
* tw telecom inc Class A	987	21
* NII Holdings Inc.	1,067	19
* Clearwire Corp. Class A	797	2
		15,011
Utilities (7.0%)
Southern Co.	40,938	1,809
Dominion Resources Inc.	27,703	1,398
Duke Energy Corp.	64,054	1,340
Exelon Corp.	31,869	1,245
NextEra Energy Inc.	20,302	1,208
FirstEnergy Corp.	20,142	892
American Electric Power Co. Inc.	23,187	872
Consolidated Edison Inc.	14,097	819
PG&E Corp.	19,147	798

27

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 29, 2012
					Market
					Value
				Shares	($000)
	PPL Corp.			27,830	795
	Progress Energy Inc.			14,171	752
	Public Service Enterprise Group Inc.			24,341	749
	Sempra Energy			11,579	686
	Edison International			15,754	660
	Xcel Energy Inc.			23,239	616
	Entergy Corp.			8,543	569
	DTE Energy Co.			8,157	441
*	AES Corp.			31,666	429
	CenterPoint Energy Inc.			20,527	400
	ONEOK Inc.			4,775	395
	Wisconsin Energy Corp.			11,275	384
	Ameren Corp.			11,640	373
	Constellation Energy Group Inc.			9,005	327
	NiSource Inc.			13,530	325
	Northeast Utilities			8,559	307
	American Water Works Co. Inc.			8,498	291
*	Calpine Corp.			18,591	285
	CMS Energy Corp.			12,247	262
	SCANA Corp.			5,543	250
	OGE Energy Corp.			4,711	247
	Pinnacle West Capital Corp.			5,246	247
	NSTAR			5,041	237
	Alliant Energy Corp.			5,399	230
	AGL Resources Inc.			5,669	226
	Pepco Holdings Inc.			11,005	214
*	NRG Energy Inc.			11,479	196
	MDU Resources Group Inc.			8,988	195
	Integrys Energy Group Inc.			3,728	194
	TECO Energy Inc.			10,234	184
	NV Energy Inc.			11,230	176
	National Fuel Gas Co.			3,361	169
	Questar Corp.			8,449	162
	UGI Corp.			5,315	150
	Westar Energy Inc.			5,413	149
	Atmos Energy Corp.			4,300	132
	Aqua America Inc.			5,891	131
	Great Plains Energy Inc.			6,473	128
	Hawaiian Electric Industries Inc.			4,514	113
	Vectren Corp.			3,864	113
*	GenOn Energy Inc.			37,966	93

					23,363
Total Common Stocks (Cost $309,227)					333,765

		Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.0%)
2,3	Vanguard Market Liquidity Fund	0.111%		185,801	186

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Fannie Mae Discount Notes	0.040%	4/24/12	100	100
4	Freddie Mac Discount Notes	0.050%	4/24/12	100	100
					200
Total Temporary Cash Investments (Cost $386)					386

28

Vanguard® Russell 1000 Value Index Fund
Schedule of Investments
February 29, 2012

Total Investments (100.0%) (Cost $309,613)	334,151
Other Assets and Liabilities—Net (0.0%)[3]	98
Net Assets (100%)	334,249

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $182,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $186,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

29

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Consumer Discretionary (14.2%)
McDonald's Corp.	71,244	7,073
* Amazon.com Inc.	24,956	4,484
Home Depot Inc.	66,167	3,148
NIKE Inc. Class B	24,515	2,646
Starbucks Corp.	51,471	2,499
Comcast Corp. Class A	82,565	2,426
* DIRECTV Class A	48,448	2,244
* priceline.com Inc.	3,410	2,138
Yum! Brands Inc.	31,969	2,118
TJX Cos. Inc.	53,045	1,942
Viacom Inc. Class B	37,948	1,807
Ford Motor Co.	143,650	1,778
Time Warner Cable Inc.	21,934	1,740
Coach Inc.	20,186	1,511
* Las Vegas Sands Corp.	26,966	1,500
* Bed Bath & Beyond Inc.	17,071	1,020
* Liberty Global Inc. Class A	18,993	953
Omnicom Group Inc.	19,264	952
Ross Stores Inc.	16,105	859
* Discovery Communications Inc. Class A	18,109	845
* Chipotle Mexican Grill Inc. Class A	2,133	832
Limited Brands Inc.	17,090	795
* O'Reilly Automotive Inc.	8,794	761
Harley-Davidson Inc.	16,191	754
Ralph Lauren Corp. Class A	4,321	751
* Dollar Tree Inc.	8,379	742
Kohl's Corp.	14,692	730
McGraw-Hill Cos. Inc.	15,677	730
Starwood Hotels & Resorts Worldwide Inc.	13,368	720
* AutoZone Inc.	1,743	653
Marriott International Inc. Class A	17,868	630
* BorgWarner Inc.	7,545	625
* Sirius XM Radio Inc.	271,928	615
Mattel Inc.	17,802	577
Tiffany & Co.	8,805	572
Nordstrom Inc.	10,555	566
Wynn Resorts Ltd.	4,374	518
Virgin Media Inc.	19,118	482
Family Dollar Stores Inc.	8,368	452
Darden Restaurants Inc.	8,810	449
* Fossil Inc.	3,605	440
PetSmart Inc.	7,784	434
Advance Auto Parts Inc.	5,069	433
Tractor Supply Co.	4,959	424
* Netflix Inc.	3,790	420
Johnson Controls Inc.	11,800	385
Thomson Reuters Corp.	12,166	353
* Tempur-Pedic International Inc.	4,372	345
* Apollo Group Inc. Class A	7,644	326
* LKQ Corp.	9,997	318
* Panera Bread Co. Class A	1,989	307
DISH Network Corp. Class A	10,243	299
Polaris Industries Inc.	4,412	291
Dick's Sporting Goods Inc.	6,426	288
* Dollar General Corp.	6,755	284
Hasbro Inc.	7,862	278
Scripps Networks Interactive Inc. Class A	6,065	274
* Ulta Salon Cosmetics & Fragrance Inc.	3,102	258
Tupperware Brands Corp.	3,924	246
* Charter Communications Inc. Class A	3,736	237
Abercrombie & Fitch Co.	5,172	237

30

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
			Market
			Value
		Shares	($000)
	Gentex Corp.	9,751	231
*	Under Armour Inc. Class A	2,501	223
*	Goodyear Tire & Rubber Co.	16,714	215
	CBS Corp. Class B	7,113	213
	Cablevision Systems Corp. Class A	14,891	212
*	Urban Outfitters Inc.	7,460	212
	H&R Block Inc.	12,316	201
*	Deckers Outdoor Corp.	2,650	198
*	Hanesbrands Inc.	6,657	191
	Genuine Parts Co.	2,956	185
*	AMC Networks Inc. Class A	3,756	170
	Leggett & Platt Inc.	7,418	168
	International Game Technology	10,642	160
	Harman International Industries Inc.	3,199	157
	Weight Watchers International Inc.	2,009	157
	Guess? Inc.	4,496	156
	Royal Caribbean Cruises Ltd.	5,207	148
	Williams-Sonoma Inc.	3,801	147
	John Wiley & Sons Inc. Class A	3,231	147
*	Sally Beauty Holdings Inc.	6,112	145
	Target Corp.	2,543	144
	Brinker International Inc.	5,153	142
	Interpublic Group of Cos. Inc.	12,021	141
	Macy's Inc.	3,678	140
	DeVry Inc.	3,877	138
	Expedia Inc.	3,960	135
*	TripAdvisor Inc.	3,977	128
*	ITT Educational Services Inc.	1,854	127
*,^	Tesla Motors Inc.	3,779	126
	Chico's FAS Inc.	8,195	123
*	Bally Technologies Inc.	2,804	120
	Aaron's Inc.	3,773	105
	Morningstar Inc.	1,671	100
	DSW Inc. Class A	1,471	83
*	CarMax Inc.	2,496	77
*	MGM Resorts International	5,216	72
*	Big Lots Inc.	1,510	66
	PVH Corp.	596	51
*	AutoNation Inc.	1,282	44
*	Marriott Vacations Worldwide Corp.	1,738	43
*	Dunkin' Brands Group Inc.	1,478	43
*	Groupon Inc.	2,168	43
*	Lamar Advertising Co. Class A	1,203	39
	Regal Entertainment Group Class A	1,929	27
	Garmin Ltd.	548	26
*	Visteon Corp.	168	9
*	HomeAway Inc.	321	8
	Choice Hotels International Inc.	194	7
*	Pandora Media Inc.	510	7
*	Hyatt Hotels Corp. Class A	129	5
			69,469
Consumer Staples (11.8%)
	Coca-Cola Co.	135,654	9,477
	Philip Morris International Inc.	110,512	9,230
	PepsiCo Inc.	108,534	6,831
	Wal-Mart Stores Inc.	92,601	5,471
	Altria Group Inc.	107,230	3,228
	Colgate-Palmolive Co.	30,280	2,822
	Costco Wholesale Corp.	29,997	2,582
	Walgreen Co.	59,349	1,968
	Kimberly-Clark Corp.	23,658	1,724
	General Mills Inc.	33,117	1,269
	Sysco Corp.	39,982	1,176
	Estee Lauder Cos. Inc. Class A	15,464	905

31

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Procter & Gamble Co.	12,815	865
Whole Foods Market Inc.	10,596	856
Kellogg Co.	15,763	825
Kroger Co.	29,468	701
HJ Heinz Co.	12,939	682
Sara Lee Corp.	33,434	677
Dr Pepper Snapple Group Inc.	15,259	581
Avon Products Inc.	29,669	555
* Green Mountain Coffee Roasters Inc.	8,472	550
* Monster Beverage Corp.	9,578	548
Herbalife Ltd.	8,158	540
Brown-Forman Corp. Class B	5,980	488
Hershey Co.	7,760	471
Coca-Cola Enterprises Inc.	15,877	459
McCormick & Co. Inc.	6,211	313
Campbell Soup Co.	9,154	305
Reynolds American Inc.	6,973	292
Church & Dwight Co. Inc.	5,656	270
Corn Products International Inc.	4,220	242
Mead Johnson Nutrition Co.	2,572	200
Bunge Ltd.	2,620	176
Flowers Foods Inc.	7,751	148
Hormel Foods Corp.	5,056	144
ConAgra Foods Inc.	3,531	93
Clorox Co.	533	36
		57,700
Energy (10.7%)
Exxon Mobil Corp.	249,624	21,592
Schlumberger Ltd.	93,173	7,231
Halliburton Co.	62,829	2,299
EOG Resources Inc.	18,432	2,099
Occidental Petroleum Corp.	16,094	1,680
El Paso Corp.	49,763	1,384
Chevron Corp.	7,852	857
* FMC Technologies Inc.	16,468	830
Apache Corp.	7,568	817
* Southwestern Energy Co.	23,840	788
* Concho Resources Inc.	7,084	757
Pioneer Natural Resources Co.	6,517	715
Range Resources Corp.	11,061	704
* Cameron International Corp.	12,429	692
Peabody Energy Corp.	18,643	650
Baker Hughes Inc.	11,920	599
Consol Energy Inc.	15,626	560
Cabot Oil & Gas Corp.	14,293	499
* Whiting Petroleum Corp.	8,059	473
* Denbury Resources Inc.	22,941	457
Anadarko Petroleum Corp.	5,186	436
HollyFrontier Corp.	13,088	427
Oceaneering International Inc.	7,462	405
Core Laboratories NV	3,141	382
Helmerich & Payne Inc.	6,088	373
QEP Resources Inc.	9,463	323
* Superior Energy Services Inc.	10,569	310
^ Kinder Morgan Inc.	7,970	281
SM Energy Co.	3,513	277
* Dresser-Rand Group Inc.	5,137	270
* Ultra Petroleum Corp.	10,451	261
* Continental Resources Inc.	2,867	260
* SandRidge Energy Inc.	28,139	244
* Oil States International Inc.	2,945	239
Noble Energy Inc.	2,425	237
* Cobalt International Energy Inc.	7,608	229
EQT Corp.	3,626	192

32

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Newfield Exploration Co.	5,330	192
* McDermott International Inc.	14,118	184
* Alpha Natural Resources Inc.	8,740	162
Diamond Offshore Drilling Inc.	2,256	154
Murphy Oil Corp.	2,067	132
Cimarex Energy Co.	1,584	128
CARBO Ceramics Inc.	1,343	123
* Forest Oil Corp.	5,976	77
EXCO Resources Inc.	9,145	65
* Rowan Cos. Inc.	1,410	52
* Atwood Oceanics Inc.	1,084	52
RPC Inc.	2,873	46
* Kosmos Energy Ltd.	1,972	28
Patterson-UTI Energy Inc.	1,248	24
Arch Coal Inc.	1,622	22
Tidewater Inc.	271	16
* Quicksilver Resources Inc.	466	3
		52,289
Financials (4.2%)
American Express Co.	43,647	2,309
Simon Property Group Inc.	16,458	2,230
American Tower Corporation	27,263	1,706
Public Storage	9,065	1,215
Franklin Resources Inc.	9,928	1,170
T. Rowe Price Group Inc.	17,799	1,096
Charles Schwab Corp.	71,770	996
Boston Properties Inc.	8,191	832
Wells Fargo & Co.	23,594	738
* IntercontinentalExchange Inc.	5,061	698
Ventas Inc.	10,605	593
BlackRock Inc.	2,923	582
Moody's Corp.	13,625	526
Digital Realty Trust Inc.	6,881	499
Rayonier Inc.	8,376	373
* CBRE Group Inc. Class A	20,108	369
Federal Realty Investment Trust	3,205	306
* MSCI Inc. Class A	8,193	290
TD Ameritrade Holding Corp.	14,946	279
* Affiliated Managers Group Inc.	2,537	270
Plum Creek Timber Co. Inc.	6,667	261
Camden Property Trust	3,888	241
Eaton Vance Corp.	8,139	234
Lazard Ltd. Class A	7,615	232
Weyerhaeuser Co.	10,709	224
SEI Investments Co.	10,021	198
Waddell & Reed Financial Inc. Class A	5,949	188
Jones Lang LaSalle Inc.	2,289	186
Essex Property Trust Inc.	1,253	175
Macerich Co.	3,231	174
NYSE Euronext	5,599	167
Erie Indemnity Co. Class A	1,918	146
Apartment Investment & Management Co.	5,629	140
Vornado Realty Trust	1,417	116
Discover Financial Services	3,701	111
Federated Investors Inc. Class B	5,017	103
CBOE Holdings Inc.	3,611	100
Greenhill & Co. Inc.	2,034	89
Equity Residential	1,441	82
* LPL Investment Holdings Inc.	1,934	66
People's United Financial Inc.	4,718	59
* Green Dot Corp. Class A	1,481	47
Corporate Office Properties Trust	1,555	38
UDR Inc.	1,136	28
* NASDAQ OMX Group Inc.	1,058	28

33

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Validus Holdings Ltd.	784	24
Hudson City Bancorp Inc.	3,454	24
		20,558
Health Care (10.3%)
Abbott Laboratories	100,213	5,673
Johnson & Johnson	38,397	2,499
* Gilead Sciences Inc.	54,043	2,459
Medtronic Inc.	63,415	2,417
* Celgene Corp.	30,136	2,210
Baxter International Inc.	35,253	2,049
* Biogen Idec Inc.	16,598	1,933
Allergan Inc.	20,943	1,876
* Medco Health Solutions Inc.	27,474	1,857
* Express Scripts Inc.	33,549	1,789
McKesson Corp.	17,337	1,448
* Intuitive Surgical Inc.	2,693	1,378
Stryker Corp.	21,483	1,152
Becton Dickinson and Co.	14,990	1,143
* Alexion Pharmaceuticals Inc.	12,597	1,055
* Agilent Technologies Inc.	23,846	1,040
St. Jude Medical Inc.	22,534	949
Covidien plc	18,140	948
Eli Lilly & Co.	23,185	910
* Cerner Corp.	9,781	722
AmerisourceBergen Corp. Class A	17,786	664
* Mylan Inc.	27,381	642
* Laboratory Corp. of America Holdings	6,903	621
Perrigo Co.	5,722	590
* Edwards Lifesciences Corp.	7,906	578
Quest Diagnostics Inc.	9,958	578
* DaVita Inc.	6,584	570
* Waters Corp.	6,318	566
CR Bard Inc.	5,855	548
* Varian Medical Systems Inc.	8,010	523
* Regeneron Pharmaceuticals Inc.	4,986	523
Cardinal Health Inc.	11,987	498
* Vertex Pharmaceuticals Inc.	12,478	486
* Watson Pharmaceuticals Inc.	8,164	476
* Illumina Inc.	8,443	433
* Mettler-Toledo International Inc.	2,210	398
* Hospira Inc.	9,646	344
* IDEXX Laboratories Inc.	3,930	337
* SXC Health Solutions Corp.	4,228	299
* Endo Pharmaceuticals Holdings Inc.	7,945	295
* ResMed Inc.	9,879	290
Universal Health Services Inc. Class B	6,174	275
* BioMarin Pharmaceutical Inc.	7,561	270
* Henry Schein Inc.	3,340	247
* Mednax Inc.	3,295	245
* Gen-Probe Inc.	3,084	211
* Allscripts Healthcare Solutions Inc.	10,518	203
* Covance Inc.	4,173	199
* Sirona Dental Systems Inc.	3,841	192
Techne Corp.	2,562	183
* Catalyst Health Solutions Inc.	2,945	183
* Warner Chilcott plc Class A	10,660	178
* United Therapeutics Corp.	3,568	170
Lincare Holdings Inc.	6,154	165
* Amylin Pharmaceuticals Inc.	9,060	155
DENTSPLY International Inc.	3,982	154
* Myriad Genetics Inc.	5,954	144
* AMERIGROUP Corp.	2,030	138
* Thoratec Corp.	3,979	137
Hill-Rom Holdings Inc.	3,979	135

34

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Health Management Associates Inc. Class A	17,691	131
HCA Holdings Inc.	4,758	127
* Charles River Laboratories International Inc.	3,610	127
* CareFusion Corp.	4,882	126
* Dendreon Corp.	10,083	114
* Brookdale Senior Living Inc. Class A	5,807	108
* Human Genome Sciences Inc.	13,230	104
* Bruker Corp.	5,805	93
Patterson Cos. Inc.	2,482	79
Cooper Cos. Inc.	842	67
* Life Technologies Corp.	1,042	49
* Tenet Healthcare Corp.	1,657	9
		50,484
Industrials (12.8%)
Caterpillar Inc.	44,267	5,056
United Technologies Corp.	59,452	4,986
United Parcel Service Inc. Class B	50,450	3,879
3M Co.	43,083	3,774
Boeing Co.	44,965	3,370
Honeywell International Inc.	54,039	3,219
Emerson Electric Co.	51,613	2,597
Deere & Co.	28,819	2,390
Danaher Corp.	37,719	1,993
Precision Castparts Corp.	9,863	1,651
Cummins Inc.	13,494	1,627
Illinois Tool Works Inc.	28,647	1,595
CSX Corp.	75,820	1,593
Lockheed Martin Corp.	15,910	1,407
PACCAR Inc.	25,043	1,152
Fastenal Co.	20,205	1,064
WW Grainger Inc.	3,902	811
Rockwell Automation Inc.	9,889	791
CH Robinson Worldwide Inc.	11,345	751
Fluor Corp.	11,943	722
Ingersoll-Rand plc	17,041	680
Dover Corp.	9,998	640
Expeditors International of Washington Inc.	14,630	638
Joy Global Inc.	7,215	627
Union Pacific Corp.	5,509	607
Roper Industries Inc.	6,607	605
Rockwell Collins Inc.	10,084	598
AMETEK Inc.	10,992	523
* Stericycle Inc.	5,873	510
Pall Corp.	7,943	504
Eaton Corp.	8,860	462
Cooper Industries plc	7,394	453
Goodrich Corp.	3,503	441
Flowserve Corp.	3,491	414
* TransDigm Group Inc.	3,439	409
* United Continental Holdings Inc.	19,331	399
* Kansas City Southern	5,659	394
Parker Hannifin Corp.	4,291	385
Donaldson Co. Inc.	5,243	385
Iron Mountain Inc.	11,422	355
* Delta Air Lines Inc.	34,970	343
JB Hunt Transport Services Inc.	6,262	321
* IHS Inc. Class A	3,366	318
* Verisk Analytics Inc. Class A	6,825	297
Masco Corp.	24,794	295
* BE Aerospace Inc.	6,259	287
Robert Half International Inc.	10,007	285
Dun & Bradstreet Corp.	3,370	279
* WABCO Holdings Inc.	4,606	274
Timken Co.	5,040	264

35

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Wabtec Corp.	3,306	247
Gardner Denver Inc.	3,566	245
MSC Industrial Direct Co. Inc. Class A	3,032	241
* Hertz Global Holdings Inc.	16,726	239
Nordson Corp.	4,168	229
Waste Connections Inc.	6,820	222
Graco Inc.	4,166	213
IDEX Corp.	5,094	213
* Babcock & Wilcox Co.	8,068	208
* Copart Inc.	3,853	192
Chicago Bridge & Iron Co. NV	3,984	185
* Kirby Corp.	2,626	180
Landstar System Inc.	3,305	179
Valmont Industries Inc.	1,568	174
Lincoln Electric Holdings Inc.	3,581	165
Toro Co.	2,157	146
Lennox International Inc.	3,702	145
Manitowoc Co. Inc.	9,145	144
* Nielsen Holdings NV	4,825	142
Copa Holdings SA Class A	1,764	126
FedEx Corp.	1,279	115
* Navistar International Corp.	2,738	114
* Polypore International Inc.	2,730	112
UTi Worldwide Inc.	6,345	102
* WESCO International Inc.	1,362	86
Southwest Airlines Co.	9,334	84
* AECOM Technology Corp.	3,578	84
SPX Corp.	936	68
* Thomas & Betts Corp.	851	62
* General Cable Corp.	1,815	56
Towers Watson & Co. Class A	791	51
Snap-on Inc.	714	44
* Spirit Aerosystems Holdings Inc. Class A	1,641	39
Textron Inc.	1,110	31
Kennametal Inc.	660	30
KBR Inc.	711	26
Equifax Inc.	498	21
Carlisle Cos. Inc.	315	15
Avery Dennison Corp.	436	13
Con-way Inc.	439	13
Harsco Corp.	404	9
Alliant Techsystems Inc.	135	8
Covanta Holding Corp.	483	8
* Armstrong World Industries Inc.	142	7
* KAR Auction Services Inc.	438	7
* GrafTech International Ltd.	485	6
		62,466
Information Technology (29.7%)
* Apple Inc.	63,498	34,444
International Business Machines Corp.	83,166	16,361
Microsoft Corp.	509,542	16,173
* Google Inc. Class A	17,282	10,685
Oracle Corp.	263,733	7,719
QUALCOMM Inc.	114,637	7,128
* EMC Corp.	141,281	3,912
Mastercard Inc. Class A	7,366	3,094
Accenture plc Class A	44,333	2,640
Automatic Data Processing Inc.	34,333	1,865
Texas Instruments Inc.	50,685	1,690
* eBay Inc.	43,141	1,542
* Cognizant Technology Solutions Corp. Class A	20,919	1,484
* Dell Inc.	82,939	1,435
Broadcom Corp. Class A	36,870	1,370
Visa Inc. Class A	11,618	1,352

36

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Salesforce.com Inc.	9,211	1,319
Intuit Inc.	20,734	1,199
* Adobe Systems Inc.	34,567	1,137
* NetApp Inc.	25,208	1,084
* Citrix Systems Inc.	12,882	963
* Symantec Corp.	51,772	924
Altera Corp.	22,080	849
* Juniper Networks Inc.	36,528	831
Analog Devices Inc.	20,532	805
* Teradata Corp.	11,567	770
Western Union Co.	43,325	757
* F5 Networks Inc.	5,558	695
Xilinx Inc.	18,286	675
* Red Hat Inc.	13,291	657
Paychex Inc.	20,474	641
Amphenol Corp. Class A	11,416	639
* NVIDIA Corp.	41,347	626
* Autodesk Inc.	15,835	599
* VMware Inc. Class A	5,841	578
Maxim Integrated Products Inc.	20,360	568
* Fiserv Inc.	7,867	522
Linear Technology Corp.	15,566	521
Avago Technologies Ltd.	13,106	493
Microchip Technology Inc.	13,032	470
* Equinix Inc.	3,219	451
KLA-Tencor Corp.	8,892	430
* Alliance Data Systems Corp.	3,507	426
* Trimble Navigation Ltd.	8,412	423
* Nuance Communications Inc.	16,302	423
* BMC Software Inc.	11,253	421
* Akamai Technologies Inc.	11,662	420
VeriSign Inc.	10,929	404
* ANSYS Inc.	6,308	399
* Electronic Arts Inc.	22,805	372
* Rackspace Hosting Inc.	7,099	371
* Lam Research Corp.	8,574	358
* Informatica Corp.	7,249	356
* Skyworks Solutions Inc.	12,964	350
* VeriFone Systems Inc.	6,990	335
* TIBCO Software Inc.	11,371	329
* Advanced Micro Devices Inc.	41,899	308
* Riverbed Technology Inc.	10,465	298
* Atmel Corp.	29,177	295
* MICROS Systems Inc.	5,530	287
FLIR Systems Inc.	10,890	285
Global Payments Inc.	5,463	282
Jabil Circuit Inc.	10,862	281
* ON Semiconductor Corp.	30,337	275
Factset Research Systems Inc.	3,146	275
* Rovi Corp.	7,713	274
* Gartner Inc.	6,644	267
* Polycom Inc.	12,063	249
Solera Holdings Inc.	4,835	232
* Fortinet Inc.	8,234	223
* Cadence Design Systems Inc.	18,442	217
* Ariba Inc.	6,648	209
* JDS Uniphase Corp.	15,560	203
Broadridge Financial Solutions Inc.	8,010	195
* NCR Corp.	8,588	187
Cypress Semiconductor Corp.	10,613	183
* NeuStar Inc. Class A	5,081	178
National Instruments Corp.	6,268	167
* Zebra Technologies Corp.	3,787	146
* Dolby Laboratories Inc. Class A	3,691	140

37

Vanguard® Russell 1000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Lender Processing Services Inc.	6,034	133
* First Solar Inc.	4,096	132
* Silicon Laboratories Inc.	2,623	117
* Acme Packet Inc.	3,737	114
* Genpact Ltd.	6,695	107
* VistaPrint NV	2,528	103
* LSI Corp.	11,855	102
* WebMD Health Corp.	4,050	101
* IPG Photonics Corp.	1,889	99
* Compuware Corp.	10,963	99
* QLogic Corp.	5,726	98
* Ciena Corp.	6,511	97
Harris Corp.	2,187	95
* SAIC Inc.	6,223	76
Applied Materials Inc.	5,563	68
* LinkedIn Corp. Class A	603	52
Intersil Corp. Class A	4,191	47
* Arrow Electronics Inc.	1,092	44
* FleetCor Technologies Inc.	1,037	38
* MEMC Electronic Materials Inc.	9,138	36
* Freescale Semiconductor Holdings I Ltd.	1,851	30
* Synopsys Inc.	724	22
DST Systems Inc.	380	20
* Fusion-io Inc.	710	19
Booz Allen Hamilton Holding Corp.	756	14
* Cree Inc.	443	13
* PMC - Sierra Inc.	980	7
		145,023
Materials (5.3%)
EI du Pont de Nemours & Co.	63,769	3,243
Monsanto Co.	36,803	2,848
Freeport-McMoRan Copper & Gold Inc.	65,047	2,768
Praxair Inc.	20,832	2,271
Air Products & Chemicals Inc.	14,575	1,315
Ecolab Inc.	20,640	1,238
Mosaic Co.	18,881	1,090
PPG Industries Inc.	10,838	989
CF Industries Holdings Inc.	3,758	699
Cliffs Natural Resources Inc.	10,054	638
Sherwin-Williams Co.	6,181	638
Sigma-Aldrich Corp.	8,394	603
Eastman Chemical Co.	9,719	526
Celanese Corp. Class A	10,675	508
FMC Corp.	4,914	486
Airgas Inc.	5,387	443
Ball Corp.	10,697	429
Albemarle Corp.	6,292	419
* Crown Holdings Inc.	10,720	396
Southern Copper Corp.	11,800	379
Rock-Tenn Co. Class A	4,747	335
Allegheny Technologies Inc.	7,273	319
International Flavors & Fragrances Inc.	5,561	317
Royal Gold Inc.	4,008	278
Walter Energy Inc.	4,240	275
* WR Grace & Co.	4,521	258
* Rockwood Holdings Inc.	4,440	236
Solutia Inc.	8,370	235
International Paper Co.	6,371	224
* Allied Nevada Gold Corp.	6,119	211
Packaging Corp. of America	6,348	188
Compass Minerals International Inc.	2,271	164
Steel Dynamics Inc.	10,987	163
Carpenter Technology Corp.	3,039	156
Silgan Holdings Inc.	3,431	146

38

	Vanguard® Russell 1000 Index Fund
	Schedule of Investments
	February 29, 2012
					Market
					Value
				Shares	($000)
	Martin Marietta Materials Inc.			1,491	128
	Scotts Miracle-Gro Co. Class A			2,568	120
*	Molycorp Inc.			3,841	95
*	Intrepid Potash Inc.			3,586	91
	LyondellBasell Industries NV Class A			1,436	62
	Titanium Metals Corp.			3,050	45
	Valspar Corp.			843	39
	Reliance Steel & Aluminum Co.			727	39
	Kronos Worldwide Inc.			1,500	35
	Huntsman Corp.			2,520	34
	Schnitzer Steel Industries Inc.			490	22
	Westlake Chemical Corp.			305	18
	AK Steel Holding Corp.			1,735	14
					26,173
	Telecommunication Services (0.8%)
	Verizon Communications Inc.			43,954	1,675
*	Crown Castle International Corp.			19,902	1,031
*	SBA Communications Corp. Class A			7,810	367
	Windstream Corp.			22,121	267
*	MetroPCS Communications Inc.			19,125	197
*	tw telecom inc Class A			8,870	192
*	NII Holdings Inc.			10,195	182
*	Level 3 Communications Inc.			1,533	37
*	Clearwire Corp. Class A			12,748	29
					3,977
	Utilities (0.1%)
	ITC Holdings Corp.			3,487	263
	ONEOK Inc.			539	45
	National Fuel Gas Co.			810	41
	Aqua America Inc.			1,037	23

					372
	Total Common Stocks (Cost $446,437)				488,511

		Coupon
	Temporary Cash Investments (0.2%)[1]
	Money Market Fund (0.2%)
2,3	Vanguard Market Liquidity Fund	0.111%		851,317	851

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4,5	Fannie Mae Discount Notes	0.030%	4/2/12	200	200
	Total Temporary Cash Investments (Cost $1,052)				1,051
	Total Investments (100.1%) (Cost $447,489)				489,562
	Other Assets and Liabilities—Net (-0.1%)[3]				(529)
	Net Assets (100%)				489,033

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $331,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $340,000 of collateral received for securities on loan.

39

Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments
February 29, 2012

4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

40

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 18482 042012

Semiannual Report | February 29, 2012

Vanguard Russell 2000 Index Funds

Russell 2000 Index Fund
Russell 2000 Value Index Fund
Russell 2000 Growth Index Fund

> For the six months ended February 29, 2012, the three Vanguard Russell 2000 Index Funds posted strong gains, returning between 11.68% and 12.94%.

> Each fund met its objective of closely tracking its benchmark index.

> Information technology, consumer discretionary, and industrial stocks were among the best performers.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Russell 2000 Index Fund.	8
Russell 2000 Value Index Fund.	22
Russell 2000 Growth Index Fund.	33
About Your Fund’s Expenses.	45
Glossary.	47

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended February 29, 2012
Total
Returns
Vanguard Russell 2000 Index Fund
Institutional Shares	12.34%
ETF Shares
Market Price	12.35
Net Asset Value	12.30
Russell 2000 Index	12.40
Small-Cap Core Funds Average	12.08
Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Vanguard Russell 2000 Value Index Fund
ETF Shares
Market Price	11.87%
Net Asset Value	11.68
Russell 2000 Value Index	11.81
Small-Cap Value Funds Average	13.12
Small-Cap Value Funds Average: Derived from data provided by Lipper Inc.
Vanguard Russell 2000 Growth Index Fund
Institutional Shares	12.94%
ETF Shares
Market Price	13.08
Net Asset Value	12.87
Russell 2000 Growth Index	12.99
Small-Cap Growth Funds Average	12.55
Small-Cap Growth Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

For the six months ended February 29, 2012, the Vanguard Russell 2000 Index Funds produced strong returns as a rally late in the period more than made up for losses in the early part of the fiscal half-year.

The Institutional Shares of Vanguard Russell 2000 Growth Index Fund delivered the highest return of close to 13%, as growth stocks outperformed their value counterparts by a modest margin. Returns for the three funds’ ETF Shares (based on net asset values) ranged from 11.68% for the Russell 2000 Value ETF to 12.87% for the Russell 2000 Growth ETF. The Russell 2000 Index Fund, which combines the growth and value market segments, fell in between, returning 12.30% for the ETF Shares and 12.34% for the Institutional Shares. All three funds closely tracked their benchmark indexes.

Notes of economic optimism propelled stock prices higher
U.S. stocks produced a strong return of 13.18% over the period. That statement is true enough, but the headline figure obscures the volatility that has been perhaps the most prominent feature of the financial markets over the past six months and indeed the past few years. If the six-month period had started a month

2

earlier, for example, the Dow Jones U.S. Total Stock Market Index would have returned just 1.97%. A start date two months earlier would have put the six-month return at –5.18%.

In the six months through February, however, stock prices benefited from signs of acceleration in the U.S. economic expansion and hope that the European Union’s latest agreement on Greek debt would help to contain a threat that has menaced global markets for much of the past two years. European stocks rallied on the news about Greece, but international stocks still trailed their U.S. counterparts for the full six months.

The bond market’s strength confounded expectations
Bonds produced solid returns, to the surprise of many long-time observers of the fixed income markets. At the start of the period, the yield of the 10-year U.S. Treasury note stood at just 2.22%, suggesting that returns would be very modest by historical standards. Over the next six months, however, yields moved lower still, boosting bond prices, which move in the opposite direction. At the end of February, the yield of the 10-year T-note stood at 1.98%. As yields drop, obviously, the scope for continued declines—and price increases—diminishes. Municipal bonds performed even more strongly than the broad taxable market.

Market Barometer

			Total Returns
		Periods Ended February 29, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.31%	4.86%	1.77%
Russell 2000 Index (Small-caps)	12.40	-0.15	1.83
Dow Jones U.S. Total Stock Market Index	13.18	4.35	2.07
MSCI All Country World Index ex USA (International)	3.97	-6.10	-0.75

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.73%	8.37%	6.36%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	5.67	12.42	5.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.06	1.20

CPI
Consumer Price Index	0.49%	2.87%	2.27%

3

The returns for 3-month Treasury bills and other money market instruments remained near 0%, consistent with the Federal Reserve’s policy on interest rates.

Tech stocks among the leaders as the markets rallied
The Russell 2000 Index, which includes nearly 2,000 of the nation’s smaller companies, encompasses the lion’s share of that market segment. The Russell 2000 Growth and Value Indexes divide those stocks into traditional growth and value segments. (There is significant overlap of holdings between the two.) Our three funds seek to track the performance of these respective benchmarks, an objective that the funds’ advisor, Vanguard Equity Investment Group, met over the past six months.

As I mentioned, the Russell 2000 Growth Index Fund notched the best results of the three as growth stocks did a bit better than value stocks. The rising tide of the recent market rally lifted all industries, as nearly every sector notched gains in all three funds. The only exception was the energy sector in the Russell 2000 Value Index Fund, which retreated minimally.

Information technology, the second-largest sector of the Russell 2000 Index Fund, was among the largest contributors to the fund’s performance. The tech sector outperformed the broader market as software makers racked up strong sales. Companies that provide tech consulting, data processing, and outsourced services also did well.

Expense Ratios
Your Fund Compared With Its Peer Group
	Institutional	ETF	Peer Group
	Shares	Shares	Average
Russell 2000 Index Fund	0.15%	0.22%	1.37%
Russell 2000 Value Index Fund	—	0.33	1.45
Russell 2000 Growth Index Fund	0.08	0.20	1.51

The fund expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the funds’ annualized expense ratios were: for the Russell 2000 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the Russell 2000 Value Index Fund, 0.20% for ETF Shares; and for the Russell 2000 Growth Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Russell 2000 Index Fund, Small-Cap Core Funds; for the Russell 2000 Value Index Fund, Small-Cap Value Funds; and for the Russell 2000 Growth Fund, Small-Cap Growth Funds.

4

The Russell 2000 Growth Index Fund benefited most from the tech surge because IT, long a growth stock stalwart, represented nearly a quarter of the fund’s assets, on average during the period. The tech industry performed similarly well in the Russell 2000 Value Index Fund, but the sector’s performance was not quite as significant because of its smaller presence among value stocks.

Consumer discretionary and industrials also outperformed
The consumer discretionary sector was also a strong contributor for all three funds, as specialty retailers, hotels, and restaurants delivered double-digit returns. As the U.S. economic recovery seemed to regain traction, industrial stocks also powered forward. Companies within the sector, including manufacturers of industrial, farm, and construction machinery, posted impressive returns amid increased demand.

The health care sector also produced outsized gains. In the Russell 2000 and Russell 2000 Growth Index Funds, smaller pharmaceutical companies and managed health care providers generated a strong boost to performance.

The Russell 2000 Value Index Fund posted slightly lower returns than its two counterparts. Financials, the fund’s largest sector weighting, which represented more than a third of the fund’s assets, on average, during the period, was by far the

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

5

biggest factor in the fund’s showing. Commercial banks and real estate investment trusts were the standouts.

Amid short-term volatility, focus on your long-term goals
The tone of the stock market shifted dramatically during the fiscal half-year. The swing in sentiment is perhaps a good reminder of how quickly market conditions can change and the futility of trying to predict short-term trends.

At Vanguard, we encourage you to stay focused on your long-term plan rather than on the market’s latest ups and downs. Maintaining a portfolio that includes a broadly diversified combination of stocks, bonds, and cash investments consistent with your long-term goals and risk tolerance is a proven way to “stay the course” amid the kind of short-term turbulence we’ve seen in recent months.

It’s also important to stay diversified within asset classes, so that you maintain exposure to whichever investing styles are in favor. Vanguard’s Russell 2000 Index Funds, with their low-cost exposure to the small-capitalization segment of the stock market, can be a valuable component of a balanced investment portfolio.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 20, 2012

6

Your Fund’s Performance at a Glance
August 31, 2011, Through February 29, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 2000 Index Fund
Institutional Shares	$110.21	$122.64	$1.072	$0.000
ETF Shares	57.66	64.17	0.538	0.000
Vanguard Russell 2000 Value Index Fund
ETF Shares	$55.14	$60.81	$0.720	$0.000
Vanguard Russell 2000 Growth Index Fund
Institutional Shares	$114.21	$128.48	$0.455	$0.000
ETF Shares	60.02	67.54	0.185	0.000

7

Russell 2000 Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTIX	VTWO
Expense Ratio[1]	0.15%	0.22%
30-Day SEC Yield	1.15%	1.08%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		2000	Market
	Fund	Index	Index
Number of Stocks	1,949	1,944	3,733
Median Market Cap	$1.2B	$1.2B	$33.9B
Price/Earnings Ratio	23.8x	23.8x	16.5x
Price/Book Ratio	1.9x	1.9x	2.2x
Return on Equity	8.2%	8.3%	18.2%
Earnings Growth Rate	4.2%	4.2%	7.6%
Dividend Yield	1.4%	1.4%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	13%	—	—
Short-Term Reserves	-0.3%	—	—

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		2000	Market
	Fund	Index	Index
Consumer
Discretionary	13.6%	13.6%	11.9%
Consumer Staples	3.5	3.5	9.4
Energy	6.8	6.8	11.2
Financials	22.0	22.0	15.4
Health Care	12.6	12.6	11.4
Industrials	15.9	15.9	11.2
Information
Technology	16.8	16.8	19.4
Materials	4.7	4.7	4.1
Telecommunication
Services	0.8	0.8	2.5
Utilities	3.3	3.3	3.5

Ten Largest Holdings (% of total net assets)
Parametric Technology	Application
Corp.	Software	0.3%
Nu Skin Enterprises Inc.	Personal Products	0.3
Clean Harbors Inc.	Environmental &
	Facilities Services	0.3
Kilroy Realty Corp.	Office REITs	0.2
World Fuel Services	Oil & Gas Refining
Corp.	& Marketing	0.2
Jack Henry & Associates	Data Processing &
Inc.	Outsourced
	Services	0.2
WellCare Health Plans	Managed Health
Inc.	Care	0.2
Salix Pharmaceuticals
Ltd.	Pharmaceuticals	0.2
BioMed Realty Trust Inc.	Office REITs	0.2
Energy XXI Bermuda	Oil & Gas
Ltd.	Exploration &
	Production	0.2
Top Ten		2.3%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

8

Russell 2000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 29, 2012

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	12/22/2010	-4.20%	-4.87%
ETF Shares	9/20/2010
Market Price		-4.38	9.48
Net Asset Value		-4.26	9.54

See Financial Highlights for dividend and capital gains information.

9

Russell 2000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 29, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Sotheby’s	13,204	519	0.2%
* Ascena Retail Group Inc.	12,278	474	0.2%
* Carter’s Inc.	9,608	467	0.2%
* Warnaco Group Inc.	7,913	465	0.2%
* Dana Holding Corp.	28,591	457	0.2%
Consumer Discretionary—Other †		29,405	12.6%
		31,787	13.6%
Consumer Staples
Nu Skin Enterprises Inc. Class A	10,674	617	0.3%
Consumer Staples—Other †		7,504	3.2%
		8,121	3.5%
Energy
World Fuel Services Corp.	13,793	575	0.3%
* Energy XXI Bermuda Ltd.	14,670	549	0.3%
Berry Petroleum Co. Class A	10,039	542	0.2%
* Rosetta Resources Inc.	10,320	527	0.2%
* Kodiak Oil & Gas Corp.	50,170	486	0.2%
Lufkin Industries Inc.	5,954	474	0.2%
* Dril-Quip Inc.	6,718	470	0.2%
* CVR Energy Inc.	17,161	467	0.2%
Energy—Other †		11,705	5.0%
		15,795	6.8%
Financials
Kilroy Realty Corp.	13,306	583	0.3%
BioMed Realty Trust Inc.	29,962	552	0.3%
American Campus Communities Inc.	13,276	546	0.3%
National Retail Properties Inc.	20,343	542	0.2%
Home Properties Inc.	9,355	539	0.2%
* Signature Bank	9,005	535	0.2%

10

Russell 2000 Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
ProAssurance Corp.	5,953	522	0.2%
CBL & Associates Properties Inc.	28,889	509	0.2%
Hancock Holding Co.	14,916	506	0.2%
MFA Financial Inc.	69,334	506	0.2%
* SVB Financial Group	8,383	497	0.2%
Tanger Factory Outlet Centers	16,795	492	0.2%
Extra Space Storage Inc.	18,276	482	0.2%
Financials—Other †		44,842	19.2%
		51,653	22.1%
Health Care
* WellCare Health Plans Inc.	8,289	562	0.3%
* Salix Pharmaceuticals Ltd.	11,375	561	0.2%
* HMS Holdings Corp.	16,509	532	0.2%
* Cepheid Inc.	12,692	513	0.2%
* Cubist Pharmaceuticals Inc.	11,718	502	0.2%
* athenahealth Inc.	6,816	482	0.2%
* Centene Corp.	9,769	477	0.2%
* Onyx Pharmaceuticals Inc.	12,384	475	0.2%
Health Care—Other †		25,373	10.9%
		29,477	12.6%
Industrials
* Clean Harbors Inc.	9,128	613	0.3%
Acuity Brands Inc.	8,432	524	0.2%
Woodward Inc.	11,975	524	0.2%
* United Rentals Inc.	12,170	507	0.2%
CLARCOR Inc.	9,855	497	0.2%
* Hexcel Corp.	19,145	484	0.2%
* Alaska Air Group Inc.	7,003	480	0.2%
Triumph Group Inc.	7,352	469	0.2%
* Genesee & Wyoming Inc. Class A	7,745	460	0.2%
Industrials—Other †		32,480	13.9%
		37,038	15.8%
Information Technology
* Parametric Technology Corp.	23,207	620	0.3%
Jack Henry & Associates Inc.	16,815	567	0.2%
* Concur Technologies Inc.	8,693	512	0.2%
* Wright Express Corp.	7,549	467	0.2%
Information Technology—Other †		37,032	15.9%
		39,198	16.8%
Materials
* Coeur d’Alene Mines Corp.	17,433	496	0.2%
Materials—Other †		10,478	4.5%
		10,974	4.7%

Telecommunication Services †		1,843	0.8%

Utilities
Cleco Corp.	11,920	459	0.2%
Utilities—Other †		7,266	3.1%
		7,725	3.3%
Total Common Stocks (Cost $227,023)		233,611	100.0%[1]

11

Russell 2000 Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.111%	27,735,991	27,736	11.9%

4 U.S. Government and Agency Obligations †			301	0.1%
Total Temporary Cash Investments (Cost $28,037)			28,037	12.0%[1]
[5] Total Investments (Cost $255,060)			261,648	112.0%
Other Assets and Liabilities
Other Assets			2,840	1.2%
Liabilities[2]			(30,788)	(13.2%)
			(27,948)	(12.0%)
Net Assets			233,700	100.0%

Market
Value
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	261,648
Receivables for Capital Shares Issued	2,008
Other Assets	832
Total Assets	264,488
Liabilities
Payables for Investment Securities Purchased	30,631
Other Liabilities	157
Total Liabilities	30,788
Net Assets	233,700

12

Russell 2000 Index Fund

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	227,446
Undistributed Net Investment Income	128
Accumulated Net Realized Losses	(460)
Unrealized Appreciation (Depreciation)
Investment Securities	6,588
Futures Contracts	(2)
Net Assets	233,700

Institutional Shares—Net Assets
Applicable to 1,382,323 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	169,531
Net Asset Value Per Share—Institutional Shares	$122.64

ETF Shares—Net Assets
Applicable to 1,000,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	64,169
Net Asset Value Per Share—ETF Shares	$64.17

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 12.0%, respectively, of net assets.
2 Includes $135,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
5 The value of securities on loan in $123,000.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 2000 Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	883
Interest[1]	1
Security Lending	4
Total Income	888
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	3
Management and Administrative—ETF Shares	10
Marketing and Distribution—Institutional Shares	8
Marketing and Distribution—ETF Shares	8
Custodian Fees	40
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	71
Net Investment Income	817
Realized Net Gain (Loss)
Investment Securities Sold	103
Futures Contracts	438
Realized Net Gain (Loss)	541
Change in Unrealized Appreciation (Depreciation)
Investment Securities	15,939
Futures Contracts	(19)
Change in Unrealized Appreciation (Depreciation)	15,920
Net Increase (Decrease) in Net Assets Resulting from Operations	17,278
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 2000 Index Fund

Statement of Changes in Net Assets

		September 20,
	Six Months Ended	2010[1] to
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	817	774
Realized Net Gain (Loss)	541	2,420
Change in Unrealized Appreciation (Depreciation)	15,920	(9,334)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,278	(6,140)
Distributions
Net Investment Income
Institutional Shares	(895)	(16)
ETF Shares	(484)	(68)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,379)	(84)
Capital Share Transactions
Institutional Shares	81,893	83,851
ETF Shares	28,789	29,492
Net Increase (Decrease) from Capital Share Transactions	110,682	113,343
Total Increase (Decrease)	126,581	107,119
Net Assets
Beginning of Period	107,119	—
End of Period[2]	233,700	107,119
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $128,000 and $690,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 2000 Index Fund

Financial Highlights

Institutional Shares
	Six Months	Dec. 22,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$110.21	$119.33
Investment Operations
Net Investment Income	.651[2]	.652
Net Realized and Unrealized Gain (Loss) on Investments	12.851	(9.340)
Total from Investment Operations	13.502	(8.688)
Distributions
Dividends from Net Investment Income	(1.072)	(. 432)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.072)	(.432)
Net Asset Value, End of Period	$122.64	$110.21

Total Return	12.34%	-7.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$170	$78
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.24%	1.21% [3]
Portfolio Turnover Rate [4]	13%	34%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Russell 2000 Index Fund

Financial Highlights

ETF Shares
	Six Months	Sept. 20,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$57.66	$52.78
Investment Operations
Net Investment Income	.332[2]	.575
Net Realized and Unrealized Gain (Loss) on Investments	6.716	4.531
Total from Investment Operations	7.048	5.106
Distributions
Dividends from Net Investment Income	(. 538)	(. 226)
Distributions from Realized Capital Gains	—	—
Total Distributions	(. 538)	(. 226)
Net Asset Value, End of Period	$64.17	$57.66

Total Return	12.30%	9.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$64	$29
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	1.17%	1.14% [3]
Portfolio Turnover Rate [4]	13%	34%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Russell 2000 Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on December 22, 2010. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on the Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2011, and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

18

Russell 2000 Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $24,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 29, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	233,610	—	1
Temporary Cash Investments	27,736	301	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	261,344	301	1
1 Represents variation margin on the last day of the reporting period.

19

Russell 2000 Index Fund

There were no changes in investments valued based on Level 3 inputs during the six months ended February 29, 2012.

D. At February 29, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2012	1	81	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $974,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2012.

At February 29, 2012, the cost of investment securities for tax purposes was $255,060,000. Net unrealized appreciation of investment securities for tax purposes was $6,588,000, consisting of unrealized gains of $16,563,000 on securities that had risen in value since their purchase and $9,975,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 29, 2012, the fund purchased $119,828,000 of investment securities and sold $8,944,000 of investment securities, other than temporary cash investments.

20

Russell 2000 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Inception[1] to
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	85,545	701	90,835	767
Issued in Lieu of Cash Distributions	810	7	16	—
Redeemed	(4,462)	(36)	(7,000)	(57)
Net Increase (Decrease)—Institutional Shares	81,893	672	83,851	710
ETF Shares
Issued	28,789	500	59,242	1,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(29,750)	(500)
Net Increase (Decrease)—ETF Shares	28,789	500	29,492	500
1 Inception was September 20, 2010, for the ETF Shares and December 22, 2010, for the Institutional Shares.

At February 29, 2012, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If the shareholder were to redeem its total investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or result in the realization of taxable capital gains.

H. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

21

Russell 2000 Value Index Fund

Fund Profile
As of February 29, 2012

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		2000	Market
	Fund	Value Index	Index
Number of Stocks	1,344	1,342	3,733
Median Market Cap	$1.0B	$1.0B	$33.9B
Price/Earnings Ratio	21.2x	21.2x	16.5x
Price/Book Ratio	1.3x	1.3x	2.2x
Return on Equity	6.1%	6.1%	18.2%
Earnings Growth Rate	-1.5%	-1.5%	7.6%
Dividend Yield	2.1%	2.1%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	10%	—	—
Ticker Symbol	VTWV	—	—
Expense Ratio[1]	0.33%	—	—
30-Day SEC Yield	1.86%	—	—
Short-Term Reserves	0.3%	—	—

Sector Diversification (% of equity exposure)
		Russell	DJ
		2000	U.S. Total
		Value	Market
	Fund	Index	Index
Consumer
Discretionary	12.1%	12.1%	11.9%
Consumer Staples	2.9	3.0	9.4
Energy	4.7	4.7	11.2
Financials	36.9	36.8	15.4
Health Care	5.1	5.0	11.4
Industrials	15.1	15.1	11.2
Information
Technology	10.9	10.9	19.4
Materials	5.2	5.2	4.1
Telecommunication
Services	0.6	0.6	2.5
Utilities	6.5	6.6	3.5

Ten Largest Holdings (% of total net assets)
BioMed Realty Trust Inc.	Office REITs	0.5%
National Retail
Properties Inc.	Retail REITs	0.5
ProAssurance Corp.	Property & Casualty
	Insurance	0.4
MFA Financial Inc.	Mortgage REITs	0.4
Hancock Holding Co.	Regional Banks	0.4
Coeur d'Alene Mines	Precious Metals &
Corp.	Minerals	0.4
Cleco Corp.	Electric Utilities	0.4
Piedmont Natural Gas
Co. Inc.	Gas Utilities	0.4
Alaska Air Group Inc.	Airlines	0.4
Post Properties Inc.	Residential REITs	0.4
Top Ten		4.2%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratio shown is from the prospectus dated December 29, 2011, and represents estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratio was 0.20%.

22

Russell 2000 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 29, 2012

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
ETF Shares	9/20/2010
Market Price		-5.11%	7.75%
Net Asset Value		-5.62	7.25

See Financial Highlights for dividend and capital gains information.

23

Russell 2000 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 29, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Rent-A-Center Inc.	1,192	42	0.3%
Men’s Wearhouse Inc.	864	33	0.3%
Consumer Discretionary—Other †		1,370	11.3%
		1,445	11.9%

Consumer Staples †		352	2.9%

Energy
* Helix Energy Solutions Group Inc.	2,158	41	0.3%
Bristow Group Inc.	739	35	0.3%
Energy—Other †		488	4.0%
		564	4.6%
Financials
BioMed Realty Trust Inc.	3,114	57	0.5%
National Retail Properties Inc.	2,121	57	0.5%
ProAssurance Corp.	620	54	0.4%
MFA Financial Inc.	7,236	53	0.4%
Hancock Holding Co.	1,547	53	0.4%
Post Properties Inc.	1,071	47	0.4%
LaSalle Hotel Properties	1,726	46	0.4%
Delphi Financial Group Inc.	978	44	0.4%
Two Harbors Investment Corp.	4,238	44	0.4%
Hatteras Financial Corp.	1,523	43	0.4%
Entertainment Properties Trust	947	43	0.4%
Alterra Capital Holdings Ltd.	1,840	42	0.3%
Prosperity Bancshares Inc.	953	42	0.3%
Invesco Mortgage Capital Inc.	2,347	40	0.3%
* SVB Financial Group	678	40	0.3%
Starwood Property Trust Inc.	1,889	37	0.3%

24

Russell 2000 Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
CBL & Associates Properties Inc.	2,067	36	0.3%
FirstMerit Corp.	2,212	35	0.3%
Susquehanna Bancshares Inc.	3,798	35	0.3%
Colonial Properties Trust	1,692	35	0.3%
DiamondRock Hospitality Co.	3,389	34	0.3%
* CNO Financial Group Inc.	4,495	33	0.3%
First American Financial Corp.	2,132	33	0.3%
Financials—Other †		3,464	28.4%
		4,447	36.6%
Health Care
* Viropharma Inc.	1,435	46	0.4%
* HealthSouth Corp.	1,927	39	0.3%
Health Care—Other †		517	4.2%
		602	4.9%
Industrials
* Alaska Air Group Inc.	685	47	0.4%
Triumph Group Inc.	674	43	0.4%
* Esterline Technologies Corp.	617	40	0.3%
Robbins & Myers Inc.	802	39	0.3%
EMCOR Group Inc.	1,353	38	0.3%
* United Rentals Inc.	898	37	0.3%
* Moog Inc. Class A	832	37	0.3%
AO Smith Corp.	774	35	0.3%
Curtiss-Wright Corp.	940	35	0.3%
* FTI Consulting Inc.	855	34	0.3%
Actuant Corp. Class A	1,167	33	0.3%
Industrials—Other †		1,390	11.4%
		1,808	14.9%

Information Technology †		1,302	10.7%

Materials
* Coeur d’Alene Mines Corp.	1,696	48	0.4%
Sensient Technologies Corp.	1,017	38	0.3%
Materials—Other †		534	4.4%
		620	5.1%

Telecommunication Services †		73	0.6%

Utilities
Cleco Corp.	1,237	48	0.4%
Piedmont Natural Gas Co. Inc.	1,456	47	0.4%
WGL Holdings Inc.	1,039	42	0.4%
IDACORP Inc.	1,006	41	0.3%
Southwest Gas Corp.	930	40	0.3%
New Jersey Resources Corp.	841	39	0.3%
Portland General Electric Co.	1,531	38	0.3%
UIL Holdings Corp.	1,028	36	0.3%
Utilities—Other †		459	3.8%
		790	6.5%
Total Common Stocks (Cost $10,824)		12,003	98.7%[1]

25

Russell 2000 Value Index Fund

				Market	Percentage
		Maturity		Value	of Net
	Coupon	Date	Shares	($000)	Assets
Temporary Cash Investments
U.S. Government and Agency Obligations
[2,3] Freddie Mac Discount Notes	0.050%	4/4/12	100	100	0.8%
2 Freddie Mac Discount Notes	0.050%	4/24/12	100	100	0.8%
Total Temporary Cash Investments (Cost $200)				200	1.6%[1]
Total Investments (Cost $11,024)				12,203	100.3%
Other Assets and Liabilities
Other Assets				43	0.4%
Liabilities				(84)	(0.7%)
				(41)	(0.3%)
Net Assets				12,162	100.0%

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	11,275
Undistributed Net Investment Income	6
Accumulated Net Realized Losses	(314)
Unrealized Appreciation (Depreciation)
Investment Securities	1,179
Futures Contracts	16
Net Assets	12,162

ETF Shares—Net Assets
Applicable to 200,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,162
Net Asset Value Per Share—ETF Shares	$60.81

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

26

Russell 2000 Value Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	106
Total Income	106
Expenses
The Vanguard Group—Note B
Management and Administrative	8
Custodian Fees	2
Shareholders’ Reports	1
Total Expenses	11
Net Investment Income	95
Realized Net Gain (Loss)
Investment Securities Sold	143
Futures Contracts	1
Realized Net Gain (Loss)	144
Change in Unrealized Appreciation (Depreciation)
Investment Securities	875
Futures Contracts	15
Change in Unrealized Appreciation (Depreciation)	890
Net Increase (Decrease) in Net Assets Resulting from Operations	1,129

See accompanying Notes, which are an integral part of the Financial Statements.

27

Russell 2000 Value Index Fund

Statement of Changes in Net Assets

		September 20,
	Six Months Ended	2010[1] to
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	95	107
Realized Net Gain (Loss)	144	345
Change in Unrealized Appreciation (Depreciation)	890	305
Net Increase (Decrease) in Net Assets Resulting from Operations	1,129	757
Distributions
Net Investment Income	(144)	(42)
Realized Capital Gain	—	—
Total Distributions	(144)	(42)
Capital Share Transactions
Issued	—	21,329
Issued in Lieu of Cash Distributions	—	—
Redeemed	(5,364)	(5,503)
Net Increase (Decrease) from Capital Share Transactions	(5,364)	15,826
Total Increase (Decrease)	(4,379)	16,541
Net Assets
Beginning of Period	16,541	—
End of Period[2]	12,162	16,541
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $6,000 and $55,000.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Russell 2000 Value Index Fund

Financial Highlights

ETF Shares
	Six Months	Sept. 20,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$55.14	$52.39
Investment Operations
Net Investment Income	.445 [2]	.921[2]
Net Realized and Unrealized Gain (Loss) on Investments	5.945	2.249
Total from Investment Operations	6.390	3.170
Distributions
Dividends from Net Investment Income	(.720)	(. 420)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.720)	(. 420)
Net Asset Value, End of Period	$60.81	$55.14

Total Return	11.68%	5.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12	$17
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.71%	1.79% [3]
Portfolio Turnover Rate [4]	10%	101%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Russell 2000 Value Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Shares as of February 29, 2012. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2011, and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

30

Russell 2000 Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $2,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 29, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,003	—	—
Temporary Cash Investments	—	200	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	12,000	200	—
1 Represents variation margin on the last day of the reporting period.

D. At February 29, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2012	2	162	16

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

31

Russell 2000 Value Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 29, 2012, the fund realized $132,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $325,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2012.

At February 29, 2012, the cost of investment securities for tax purposes was $11,024,000. Net unrealized appreciation of investment securities for tax purposes was $1,179,000, consisting of unrealized gains of $1,565,000 on securities that had risen in value since their purchase and $386,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 29, 2012, the fund purchased $567,000 of investment securities and sold $6,019,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	September 20, 2010[1] to
	February 29, 2012	August 31, 2011
	Shares	Shares
	(000)	(000)
ETF Shares
Issued	—	400
Issued in Lieu of Cash Distributions	—	—
Redeemed	(100)	(100)
Net Increase (Decrease) in Shares Outstanding	(100)	300
1 Inception.

H. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

32

Russell 2000 Growth Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics
	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTGX	VTWG
Expense Ratio[1]	0.08%	0.20%
30-Day SEC Yield	0.65%	0.53%

Portfolio Characteristics
		Russell	DJ
		2000	U.S. Total
		Growth	Market
	Fund	Index	Index
Number of Stocks	1,151	1,147	3,733
Median Market Cap	$1.4B	$1.4B	$33.9B
Price/Earnings Ratio	27.0x	26.9x	16.5x
Price/Book Ratio	3.3x	3.3x	2.2x
Return on Equity	10.8%	10.8%	18.2%
Earnings Growth Rate	9.9%	9.9%	7.6%
Dividend Yield	0.7%	0.7%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	60%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Russell	DJ
		2000	U.S. Total
		Growth	Market
	Fund	Index	Index
Consumer
Discretionary	15.1%	15.2%	11.9%
Consumer Staples	4.0	4.0	9.4
Energy	8.8	8.8	11.2
Financials	7.4	7.3	15.4
Health Care	20.1	20.1	11.4
Industrials	16.6	16.6	11.2
Information
Technology	22.6	22.7	19.4
Materials	4.3	4.2	4.1
Telecommunication
Services	1.0	1.0	2.5
Utilities	0.1	0.1	3.5

Ten Largest Holdings (% of total net assets)
Parametric Technology	Application
Corp.	Software	0.5%
Nu Skin Enterprises Inc.	Personal Products	0.5
Clean Harbors Inc.	Environmental &
	Facilities Services	0.5
Jack Henry & Associates	Data Processing &
Inc.	Outsourced
	Services	0.5
WellCare Health Plans	Managed Health
Inc.	Care	0.5
Salix Pharmaceuticals
Ltd.	Pharmaceuticals	0.5
Energy XXI Bermuda	Oil & Gas
Ltd.	Exploration &
	Production	0.5
Berry Petroleum Co.	Oil & Gas
	Exploration &
	Production	0.5
Home Properties Inc.	Residential REITs	0.5
Signature Bank	Regional Banks	0.5
Top Ten		5.0%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.08% for Institutional Shares and 0.20% for ETF Shares.

33

Russell 2000 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 29, 2012

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	5/25/2011	—	-9.61%
ETF Shares	9/20/2010
Market Price		-3.27%	11.62
Net Asset Value		-3.11	11.63

See Financial Highlights for dividend and capital gains information.

34

Russell 2000 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 29, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
Sotheby’s	5,791	228	0.4%
* Ascena Retail Group Inc.	5,383	208	0.4%
* Tenneco Inc.	5,182	200	0.4%
* Dana Holding Corp.	11,825	189	0.4%
Brunswick Corp.	7,650	183	0.4%
* Carter’s Inc.	3,654	177	0.3%
* Warnaco Group Inc.	2,929	172	0.3%
Consumer Discretionary—Other †		6,450	12.5%
		7,807	15.1%
Consumer Staples
Nu Skin Enterprises Inc. Class A	4,699	271	0.5%
* United Natural Foods Inc.	4,156	189	0.4%
Consumer Staples—Other †		1,614	3.1%
		2,074	4.0%
Energy
* Energy XXI Bermuda Ltd.	6,458	242	0.5%
Berry Petroleum Co. Class A	4,420	239	0.5%
* Rosetta Resources Inc.	4,544	232	0.5%
* Kodiak Oil & Gas Corp.	22,087	214	0.4%
Lufkin Industries Inc.	2,611	208	0.4%
* Dril-Quip Inc.	2,953	207	0.4%
* CVR Energy Inc.	7,543	205	0.4%
Energy—Other †		2,984	5.7%
		4,531	8.8%
Financials
Home Properties Inc.	4,118	237	0.5%
* Signature Bank	3,950	234	0.5%
Tanger Factory Outlet Centers	7,364	216	0.4%
Mid-America Apartment Communities Inc.	3,153	197	0.4%
Financials—Other †		2,930	5.6%
		3,814	7.4%

35

Russell 2000 Growth Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Health Care
*	WellCare Health Plans Inc.	3,649	248	0.5%
*	Salix Pharmaceuticals Ltd.	5,007	247	0.5%
*	HMS Holdings Corp.	7,268	234	0.5%
*	Cepheid Inc.	5,593	226	0.4%
*	Cubist Pharmaceuticals Inc.	5,139	220	0.4%
*	athenahealth Inc.	2,996	212	0.4%
*	Onyx Pharmaceuticals Inc.	5,430	208	0.4%
*	Ariad Pharmaceuticals Inc.	13,536	194	0.4%
*	Questcor Pharmaceuticals Inc.	4,563	178	0.4%
*	Medivation Inc.	2,693	176	0.3%
*	Vivus Inc.	7,614	171	0.3%
	Health Care—Other †		8,066	15.6%
			10,380	20.1%
Industrials
*	Clean Harbors Inc.	4,018	270	0.5%
	Acuity Brands Inc.	3,712	231	0.5%
	Woodward Inc.	5,272	231	0.5%
	CLARCOR Inc.	4,115	208	0.4%
*	Genesee & Wyoming Inc. Class A	3,396	202	0.4%
	HEICO Corp.	3,575	195	0.4%
*	Dollar Thrifty Automotive Group Inc.	2,479	188	0.4%
*	Hexcel Corp.	7,119	180	0.4%
*	Old Dominion Freight Line Inc.	4,077	177	0.3%
*	Chart Industries Inc.	2,524	173	0.3%
	Watsco Inc.	2,410	172	0.3%
	Industrials—Other †		6,349	12.2%
			8,576	16.6%
Information Technology
*	Parametric Technology Corp.	10,215	273	0.5%
	Jack Henry & Associates Inc.	7,403	250	0.5%
*	Concur Technologies Inc.	3,827	226	0.4%
*	Wright Express Corp.	3,311	205	0.4%
	ADTRAN Inc.	5,543	195	0.4%
*	CommVault Systems Inc.	3,774	195	0.4%
*	QLIK Technologies Inc.	6,048	183	0.4%
*	SolarWinds Inc.	4,882	182	0.4%
	Information Technology—Other †		9,970	19.2%
			11,679	22.6%

Materials †			2,195	4.3%

Telecommunication Services †			496	1.0%

Utilities †			48	0.1%
Total Investments (Cost $46,678)			51,600	100.0%
Other Assets and Liabilities
Other Assets			160	0.3%
Liabilities			(160)	(0.3%)
			(0)	(0.0%)
Net Assets			51,600	100.0%

36

Russell 2000 Growth Index Fund

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	48,598
Undistributed Net Investment Income	34
Accumulated Net Realized Losses	(1,954)
Unrealized Appreciation (Depreciation)	4,922
Net Assets	51,600

Institutional Shares—Net Assets
Applicable to 243,906 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	31,337
Net Asset Value Per Share—Institutional Shares	$128.48

ETF Shares—Net Assets
Applicable to 300,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	20,263
Net Asset Value Per Share—ETF Shares	$67.54

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
See accompanying Notes, which are an integral part of the Financial Statements.

37

Russell 2000 Growth Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	162
Total Income	162
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	4
Management and Administrative—ETF Shares	9
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—ETF Shares	—
Custodian Fees	12
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	26
Net Investment Income	136
Realized Net Gain (Loss) on Investment Securities Sold	(631)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	7,631
Net Increase (Decrease) in Net Assets Resulting from Operations	7,136

See accompanying Notes, which are an integral part of the Financial Statements.

38

Russell 2000 Growth Index Fund

Statement of Changes in Net Assets

		September 20
	Six Months Ended	2010[1], to
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	136	86
Realized Net Gain (Loss)	(631)	112
Change in Unrealized Appreciation (Depreciation)	7,631	(2,709)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,136	(2,511)
Distributions
Net Investment Income
Institutional Shares	(126)	—
ETF Shares	(37)	(17)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(163)	(17)
Capital Share Transactions
Institutional Shares	4,254	23,736
ETF Shares	6,458	12,707
Net Increase (Decrease) from Capital Share Transactions	10,712	36,443
Total Increase (Decrease)	17,685	33,915
Net Assets
Beginning of Period	33,915	—
End of Period[2]	51,600	33,915
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $34,000 and $61,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Russell 2000 Growth Index Fund

Financial Highlights

Institutional Shares
	Six Months	May 25,
	Ended	2011[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$114.21	$128.54
Investment Operations
Net Investment Income	.322	.228
Net Realized and Unrealized Gain (Loss) on Investments	14.403	(14.558)
Total from Investment Operations	14.725	(14.330)
Distributions
Dividends from Net Investment Income	(. 455)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(. 455)	—
Net Asset Value, End of Period	$128.48	$114.21

Total Return	12.94%	-11.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31	$22
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	0.65%	0.57%[2]
Portfolio Turnover Rate [3]	60%	78%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Russell 2000 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months	Sept. 20,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$60.02	$53.17
Investment Operations
Net Investment Income	.135	.258
Net Realized and Unrealized Gain (Loss) on Investments	7.570	6.762
Total from Investment Operations	7.705	7.020
Distributions
Dividends from Net Investment Income	(.185)	(.170)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.185)	(.170)
Net Asset Value, End of Period	$67.54	$60.02

Total Return	12.87%	13.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20	$12
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	0.53%	0.45%[2]
Portfolio Turnover Rate [3]	60%	78%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Russell 2000 Growth Index Fund

Notes to Financial Statements

Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Shares were first issued on May 25, 2011. ETF Shares were first issued on September 20, 2010, and first offered to the public on September 22, 2010. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2011, and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $9,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

42

Russell 2000 Growth Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $1,318,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2012.

At February 29, 2012, the cost of investment securities for tax purposes was $46,678,000. Net unrealized appreciation of investment securities for tax purposes was $4,922,200, consisting of unrealized gains of $6,634,000 on securities that had risen in value since their purchase and $1,712,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2012, the fund purchased $24,028,000 of investment securities and sold $13,377,000 of investment securities, other than temporary cash investments.

43

Russell 2000 Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Inception[1] to
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	15,000	136	23,736	192
Issued in Lieu of Cash Distributions	126	1	—	—
Redeemed	(10,872)	(85)	—	—
Net Increase (Decrease)—Institutional Shares	4,254	52	23,736	192
ETF Shares
Issued	6,458	100	24,726	400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(12,019)	(200)
Net Increase (Decrease)—ETF Shares	6,458	100	12,707	200
1 Inception was September 20, 2010, for the ETF Shares and May 25, 2011, for the Institutional Shares.

At February 29, 2012, one shareholder was the record or beneficial owner of 48% of the fund’s net assets. If the shareholder were to redeem its total investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or result in the realization of taxable capital gains.

G. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

44

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

45

Six Months Ended February 29, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2011	2/29/2012	Period
Based on Actual Fund Return
Russell 2000 Index Fund
Institutional Shares	$1,000.00	$1,123.39	$0.42
ETF Shares	1,000.00	1,123.04	0.79
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$1,116.82	$1.05
Russell 2000 Growth Index Fund
Institutional Shares	$1,000.00	$1,129.35	$0.42
ETF Shares	1,000.00	1,128.68	1.06
Based on Hypothetical 5% Yearly Return
Russell 2000 Index Fund
Institutional Shares	$1,000.00	$1,024.47	$0.40
ETF Shares	1,000.00	1,024.12	0.75
Russell 2000 Value Index Fund
ETF Shares	$1,000.00	$1,023.87	$1.01
Russell 2000 Growth Index Fund
Institutional Shares	$1,000.00	$1,024.47	$0.40
ETF Shares	1,000.00	1,023.87	1.01

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Russell 2000 Index Fund, 0.08% for Institutional Shares and 0.15% for ETF Shares; for the Russell 2000 Value Index Fund, 0.20% for ETF Shares; and for the Russell 2000 Growth Index Fund, 0.08% for Institutional Shares and 0.20% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

46

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

47

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

48

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services), Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing),
Board. Principal Occupation(s) During the Past Five	and Delphi Automotive LLP (automotive components);
Years: Chairman of the Board of The Vanguard Group,	Senior Advisor at New Mountain Capital; Trustee of
Inc., and of each of the investment companies served	The Conference Board.
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive	Amy Gutmann
Officer and President of The Vanguard Group and of	Born 1949. Trustee Since June 2006. Principal
each of the investment companies served by The	Occupation(s) During the Past Five Years: President
Vanguard Group since 2008; Director of Vanguard	of the University of Pennsylvania; Christopher H.
Marketing Corporation; Managing Director of The	Browne Distinguished Professor of Political Science
Vanguard Group (1995–2008).	in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
nication and the Graduate School of Education
Independent Trustees	of the University of Pennsylvania; Director of
Carnegie Corporation of New York, Schuylkill River
Emerson U. Fullwood	Development Corporation, and Greater Philadelphia
Born 1948. Trustee Since January 2008. Principal	Chamber of Commerce; Trustee of the National
Occupation(s) During the Past Five Years: Executive	Constitution Center; Chair of the Presidential
Chief Staff and Marketing Officer for North America	Commission for the Study of Bioethical Issues.
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and	JoAnn Heffernan Heisen
services); Executive in Residence and 2010	Born 1950. Trustee Since July 1998. Principal
Distinguished Minett Professor at the Rochester	Occupation(s) During the Past Five Years: Corporate
Institute of Technology; Director of SPX Corporation	Vice President and Chief Global Diversity Officer
(multi-industry manufacturing), the United Way of	(retired 2008) and Member of the Executive
Rochester, Amerigroup Corporation (managed health	Committee (1997–2008) of Johnson & Johnson
care), the University of Rochester Medical Center,	(pharmaceuticals/medical devices/consumer
Monroe Community College Foundation, and North	products); Director of Skytop Lodge Corporation
Carolina A&T University.	(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
Rajiv L. Gupta	for Talent Innovation; Member of the Advisory Board
Born 1945. Trustee Since December 2001.[2]	of the Maxwell School of Citizenship and Public Affairs
Principal Occupation(s) During the Past Five Years:	at Syracuse University.
Chairman and Chief Executive Officer (retired 2009)

F. Joseph Loughrey	Group since 2010; Assistant Controller of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group (2001–2010).
and Chief Operating Officer (retired 2009) and Vice
Chairman of the Board (2008–2009) of Cummins Inc.	Thomas J. Higgins
(industrial machinery); Director of SKF AB (industrial	Born 1957. Chief Financial Officer Since September
machinery), Hillenbrand, Inc. (specialized consumer	2008. Principal Occupation(s) During the Past Five
services), the Lumina Foundation for Education, and	Years: Principal of The Vanguard Group, Inc.; Chief
Oxfam America; Chairman of the Advisory Council	Financial Officer of each of the investment companies
for the College of Arts and Letters and Member	served by The Vanguard Group since 2008; Treasurer
of the Advisory Board to the Kellogg Institute for	of each of the investment companies served by The
International Studies at the University of Notre Dame.	Vanguard Group (1998–2008).

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School (retired 2011); Chief Investment	the investment companies served by The Vanguard
Officer and Managing Partner of HighVista Strategies	Group since 2008; Assistant Treasurer of each of the
LLC (private investment firm); Director of Rand	investment companies served by The Vanguard Group
Merchant Bank; Overseer of the Museum of Fine	(1988–2008).
Arts Boston.
Heidi Stam
Alfred M. Rankin, Jr.	Born 1956. Secretary Since July 2005. Principal
Born 1941. Trustee Since January 1993. Principal	Occupation(s) During the Past Five Years: Managing
Occupation(s) During the Past Five Years: Chairman,	Director of The Vanguard Group, Inc., since 2006;
President, and Chief Executive Officer of NACCO	General Counsel of The Vanguard Group since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Secretary of The Vanguard Group and of each of the
Director of Goodrich Corporation (industrial products/	investment companies served by The Vanguard Group
aircraft systems and services) and the National	since 2005; Director and Senior Vice President of
Association of Manufacturers; Chairman of the Board	Vanguard Marketing Corporation since 2005;
of the Federal Reserve Bank of Cleveland and of	Principal of The Vanguard Group (1997–2006).
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Vanguard Senior Management Team
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	Michael S. Miller
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	James M. Norris
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	Glenn W. Reed
Incorporated (communications equipment); Director of	Martha G. King	George U. Sauter
Corning Incorporated (2000-2010) and Dow Corning	Chris D. McIsaac
(2001–2010); Director of SPX Corporation (multi-
industry manufacturing); Overseer of the Amos Tuck	Chairman Emeritus and Senior Advisor
School of Business Administration at Dartmouth
College; Advisor to the Norris Cotton Cancer Center.	John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Executive Officers

Glenn Booraem	Founder
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	John C. Bogle
of The Vanguard Group, Inc.; Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

The Russell Indexes and Russell® are registered
Fund Information > 800-662-7447	trademarks of Russell Investments and have been
Direct Investor Account Services > 800-662-2739	licensed for use by The Vanguard Group, Inc. The
Institutional Investor Services > 800-523-1036	products are not sponsored, endorsed, sold, or
Text Telephone for People	promoted by Russell Investments and Russell
With Hearing Impairment > 800-749-7273	Investments makes no representation regarding the
advisability of investing in the products.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18512 042012

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (13.6%)
Sotheby's	13,204	519
* Ascena Retail Group Inc.	12,278	474
* Carter's Inc.	9,608	467
* Warnaco Group Inc.	7,913	465
* Dana Holding Corp.	28,591	457
* Tenneco Inc.	11,818	455
* Domino's Pizza Inc.	11,376	438
Brunswick Corp.	17,405	416
* Life Time Fitness Inc.	8,267	409
Rent-A-Center Inc.	11,485	407
Men's Wearhouse Inc.	10,063	390
Cinemark Holdings Inc.	18,167	380
Wolverine World Wide Inc.	9,702	370
Six Flags Entertainment Corp.	8,150	369
* Coinstar Inc.	6,129	357
* Crocs Inc.	17,644	347
Pool Corp.	9,417	343
* Cheesecake Factory Inc.	11,289	335
* Pier 1 Imports Inc.	19,179	329
* Select Comfort Corp.	10,866	322
* Steven Madden Ltd.	7,395	319
* Genesco Inc.	4,630	315
* Buffalo Wild Wings Inc.	3,581	310
* Cabela's Inc.	8,456	300
Vail Resorts Inc.	7,038	296
HSN Inc.	7,813	290
* Aeropostale Inc.	15,780	284
Hillenbrand Inc.	12,255	281
* JOS A Bank Clothiers Inc.	5,400	278
Monro Muffler Brake Inc.	5,959	273
* Saks Inc.	22,543	263
* Hibbett Sports Inc.	5,356	262
* Iconix Brand Group Inc.	14,258	259
* Childrens Place Retail Stores Inc.	5,100	259
* Live Nation Entertainment Inc.	27,587	257
* Express Inc.	10,801	257
Cracker Barrel Old Country Store Inc.	4,486	250
Strayer Education Inc.	2,393	246
* ANN Inc.	10,175	243
Buckle Inc.	5,265	236
Meredith Corp.	7,103	234
* BJ's Restaurants Inc.	4,701	233
Finish Line Inc. Class A	10,131	233
Group 1 Automotive Inc.	4,444	229
* Valassis Communications Inc.	8,748	219
Bob Evans Farms Inc.	5,923	218
* Collective Brands Inc.	12,032	217
Penske Automotive Group Inc.	8,727	210
* Gaylord Entertainment Co.	6,967	207
* Vitamin Shoppe Inc.	4,850	206
Texas Roadhouse Inc. Class A	12,300	206
* Jack in the Box Inc.	8,595	205
Cooper Tire & Rubber Co.	12,138	201
* Helen of Troy Ltd.	6,033	196
Regis Corp.	11,292	195
* Orient-Express Hotels Ltd. Class A	18,628	184
* Liz Claiborne Inc.	18,490	181
MDC Holdings Inc.	7,331	180
* Office Depot Inc.	54,260	179
Matthews International Corp. Class A	5,769	179
Arbitron Inc.	5,304	177

1

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* New York Times Co. Class A	26,814	177
KB Home	15,044	172
National CineMedia Inc.	10,778	171
* DineEquity Inc.	3,023	161
* Peet's Coffee & Tea Inc.	2,505	161
* Shutterfly Inc.	5,823	159
Scholastic Corp.	5,209	159
PF Chang's China Bistro Inc.	4,146	159
Ryland Group Inc.	8,701	158
Jones Group Inc.	15,857	156
PEP Boys-Manny Moe & Jack	10,324	155
* Shuffle Master Inc.	10,594	155
Sturm Ruger & Co. Inc.	3,688	154
* American Axle & Manufacturing Holdings Inc.	13,091	149
CEC Entertainment Inc.	3,892	149
* Asbury Automotive Group Inc.	5,724	148
Cato Corp. Class A	5,423	147
* Steiner Leisure Ltd.	2,937	147
* La-Z-Boy Inc.	10,169	145
International Speedway Corp. Class A	5,774	145
* GNC Holdings Inc. Class A	4,480	145
* Vera Bradley Inc.	3,884	143
* Meritage Homes Corp.	5,480	142
* Ascent Capital Group Inc. Class A	2,823	139
* American Public Education Inc.	3,507	137
* Papa John's International Inc.	3,661	136
Sonic Automotive Inc. Class A	7,890	135
* Pinnacle Entertainment Inc.	12,140	134
* True Religion Apparel Inc.	5,054	133
* Zumiez Inc.	4,164	131
Belo Corp. Class A	18,154	130
* Charming Shoppes Inc.	22,790	129
Churchill Downs Inc.	2,463	129
Oxford Industries Inc.	2,517	127
Ameristar Casinos Inc.	6,318	125
* Lions Gate Entertainment Corp.	8,838	121
* Scientific Games Corp. Class A	11,408	120
Ethan Allen Interiors Inc.	4,734	120
* Quiksilver Inc.	25,440	119
* iRobot Corp.	4,658	119
Columbia Sportswear Co.	2,380	119
Sinclair Broadcast Group Inc. Class A	9,889	113
American Greetings Corp. Class A	7,513	113
* Capella Education Co.	2,835	110
* K12 Inc.	5,097	110
* Interval Leisure Group Inc.	7,886	106
* Knology Inc.	5,891	105
* Drew Industries Inc.	3,747	103
Lithia Motors Inc. Class A	4,327	102
Fred's Inc. Class A	7,262	101
* Sonic Corp.	12,117	100
* Ruby Tuesday Inc.	12,764	99
* Lumber Liquidators Holdings Inc.	4,535	99
* Biglari Holdings Inc.	238	98
* Maidenform Brands Inc.	4,589	96
* Dorman Products Inc.	2,121	96
* Grand Canyon Education Inc.	5,621	96
Stewart Enterprises Inc. Class A	15,447	96
* OfficeMax Inc.	16,856	94
* Krispy Kreme Doughnuts Inc.	11,466	94
* Skechers U.S.A. Inc. Class A	7,342	94
* Standard Pacific Corp.	20,827	91
Stage Stores Inc.	6,100	91
Core-Mark Holding Co. Inc.	2,234	90

2

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Brown Shoe Co. Inc.	8,229	89
Standard Motor Products Inc.	3,858	88
* Red Robin Gourmet Burgers Inc.	2,545	88
* Arctic Cat Inc.	2,379	87
* Boyd Gaming Corp.	10,741	86
* Bridgepoint Education Inc.	3,503	85
* Fuel Systems Solutions Inc.	3,263	84
* Blue Nile Inc.	2,337	83
Superior Industries International Inc.	4,590	83
Jakks Pacific Inc.	5,335	83
* Modine Manufacturing Co.	9,124	83
Callaway Golf Co.	12,629	83
* G-III Apparel Group Ltd.	3,238	81
* Denny's Corp.	19,394	80
* Rue21 Inc.	2,937	78
* AFC Enterprises Inc.	4,855	78
Harte-Hanks Inc.	8,678	76
* Barnes & Noble Inc.	5,694	76
* America's Car-Mart Inc.	1,680	75
HOT Topic Inc.	8,283	74
* Bravo Brio Restaurant Group Inc.	3,777	73
Movado Group Inc.	3,392	73
* Corinthian Colleges Inc.	15,279	69
Bebe Stores Inc.	7,533	67
Blyth Inc.	1,019	65
* Body Central Corp.	2,306	64
* Amerigon Inc.	4,361	64
MDC Partners Inc. Class A	4,916	64
* Wet Seal Inc. Class A	17,746	62
* Smith & Wesson Holding Corp.	11,814	62
* Cavco Industries Inc.	1,337	60
Nutrisystem Inc.	5,285	60
* EW Scripps Co. Class A	6,180	59
* Universal Electronics Inc.	2,946	58
* Universal Technical Institute Inc.	4,416	57
* Leapfrog Enterprises Inc.	8,125	57
* Multimedia Games Holding Co. Inc.	5,274	54
* Digital Generation Inc.	5,375	54
* Central European Media Enterprises Ltd. Class A	7,183	54
* Kirkland's Inc.	3,285	52
* Winnebago Industries Inc.	5,710	51
* Stoneridge Inc.	5,186	50
* Fisher Communications Inc.	1,731	50
* Cost Plus Inc.	3,724	49
World Wrestling Entertainment Inc. Class A	5,344	49
* Libbey Inc.	3,889	49
PetMed Express Inc.	3,988	49
Marcus Corp.	3,998	48
* Shoe Carnival Inc.	1,795	47
* Beazer Homes USA Inc.	14,938	47
* Zagg Inc.	4,348	46
* VOXX International Corp. Class A	3,538	45
* Exide Technologies	15,176	45
* Francesca's Holdings Corp.	1,963	45
* M/I Homes Inc.	3,669	44
* Ruth's Hospitality Group Inc.	6,898	43
* Caribou Coffee Co. Inc.	2,532	42
* Perry Ellis International Inc.	2,391	42
* Town Sports International Holdings Inc.	4,018	41
* Systemax Inc.	2,118	41
* Talbots Inc.	13,706	41
Haverty Furniture Cos. Inc.	3,683	41
* Journal Communications Inc. Class A	8,470	40
* Rentrak Corp.	1,865	39

3

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

			Market
			Value
		Shares	($000)
*	Stein Mart Inc.	5,385	39
	Destination Maternity Corp.	2,104	38
*	hhgregg Inc.	3,305	38
*	Conn's Inc.	2,841	38
	Lincoln Educational Services Corp.	4,428	37
	Spartan Motors Inc.	6,538	37
*	Mattress Firm Holding Corp.	1,120	37
*	MarineMax Inc.	4,555	37
	Speedway Motorsports Inc.	2,315	36
*	O'Charleys Inc.	3,615	36
	Big 5 Sporting Goods Corp.	4,311	34
*	Hovnanian Enterprises Inc. Class A	12,009	33
*	Entercom Communications Corp. Class A	4,743	33
*,^	Teavana Holdings Inc.	1,401	33
	Weyco Group Inc.	1,405	33
	Mac-Gray Corp.	2,332	32
*	Steinway Musical Instruments Inc.	1,293	32
*	Citi Trends Inc.	2,936	32
	CSS Industries Inc.	1,590	31
*	West Marine Inc.	2,902	31
*	Black Diamond Inc.	3,652	30
	Benihana Inc. Class A	2,830	29
*	Carrols Restaurant Group Inc.	2,470	29
*	Tuesday Morning Corp.	8,451	29
*	McClatchy Co. Class A	11,315	29
*	Jamba Inc.	12,921	27
*	Skullcandy Inc.	1,889	27
*	Saga Communications Inc. Class A	707	27
*	Casual Male Retail Group Inc.	8,261	26
	Winmark Corp.	443	26
*	Cumulus Media Inc. Class A	7,389	25
*	Isle of Capri Casinos Inc.	4,002	25
	Martha Stewart Living Omnimedia Class A	5,336	24
*	LIN TV Corp. Class A	5,813	24
	RG Barry Corp.	1,685	24
*	Archipelago Learning Inc.	2,561	23
*	Kenneth Cole Productions Inc. Class A	1,480	23
*	Delta Apparel Inc.	1,389	23
*	Unifi Inc.	2,731	23
*	Morgans Hotel Group Co.	4,325	22
*	Red Lion Hotels Corp.	2,877	22
	Lifetime Brands Inc.	1,820	21
*	Zale Corp.	6,301	20
*	Gray Television Inc.	9,726	20
	Outdoor Channel Holdings Inc.	2,817	20
*	Pacific Sunwear of California Inc.	9,300	20
*	Motorcar Parts of America Inc.	2,366	20
	Cherokee Inc.	1,668	19
*	Monarch Casino & Resort Inc.	1,747	18
	Ambassadors Group Inc.	3,471	18
*	Luby's Inc.	3,598	18
*	Nexstar Broadcasting Group Inc. Class A	2,148	18
*	K-Swiss Inc. Class A	5,191	17
	AH Belo Corp. Class A	3,657	17
*	Sealy Corp.	9,668	17
	Entravision Communications Corp. Class A	10,005	17
	Einstein Noah Restaurant Group Inc.	1,174	16
*	Tower International Inc.	1,289	16
*	Summer Infant Inc.	2,658	16
*	Build-A-Bear Workshop Inc.	2,910	16
*	Gordmans Stores Inc.	1,042	16
*	Johnson Outdoors Inc. Class A	961	16
*	ReachLocal Inc.	1,956	15
	Christopher & Banks Corp.	7,112	15

4

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Orbitz Worldwide Inc.	4,102	15
* Overstock.com Inc.	2,270	14
* US Auto Parts Network Inc.	2,900	14
* New York & Co. Inc.	5,336	14
* 1-800-Flowers.com Inc. Class A	5,081	14
* Valuevision Media Inc. Class A	8,023	14
* Coldwater Creek Inc.	14,274	13
* Furniture Brands International Inc.	8,198	13
Marine Products Corp.	2,035	13
* Geeknet Inc.	857	12
* Global Sources Ltd.	2,312	12
National American University Holdings Inc.	1,768	12
Bon-Ton Stores Inc.	2,488	12
Skyline Corp.	1,340	11
* School Specialty Inc.	3,147	10
Shiloh Industries Inc.	1,052	9
* Cambium Learning Group Inc.	3,228	9
* Crown Media Holdings Inc. Class A	5,270	7
* Digital Domain Media Group Inc.	385	2
Value Line Inc.	87	1
* Dial Global Inc.	217	1
		31,787
Consumer Staples (3.5%)
Nu Skin Enterprises Inc. Class A	10,674	617
* United Natural Foods Inc.	9,454	430
* TreeHouse Foods Inc.	6,940	400
Ruddick Corp.	9,605	393
Casey's General Stores Inc.	7,418	380
* Darling International Inc.	22,870	366
* Hain Celestial Group Inc.	6,999	286
* Fresh Market Inc.	5,497	247
Lancaster Colony Corp.	3,658	238
PriceSmart Inc.	3,477	225
B&G Foods Inc. Class A	9,363	218
Sanderson Farms Inc.	4,327	213
Universal Corp.	4,527	208
Snyders-Lance Inc.	9,234	207
* Elizabeth Arden Inc.	4,778	178
* Rite Aid Corp.	115,204	177
Vector Group Ltd.	9,405	171
* Prestige Brands Holdings Inc.	9,859	163
Fresh Del Monte Produce Inc.	7,136	160
Andersons Inc.	3,635	157
* Boston Beer Co. Inc. Class A	1,605	152
J&J Snack Foods Corp.	2,802	141
WD-40 Co.	3,130	135
Tootsie Roll Industries Inc.	4,662	108
Cal-Maine Foods Inc.	2,780	107
* Winn-Dixie Stores Inc.	10,944	104
Diamond Foods Inc.	4,317	103
* Spectrum Brands Holdings Inc.	3,276	93
Weis Markets Inc.	2,157	92
* Chiquita Brands International Inc.	8,905	85
Spartan Stores Inc.	4,429	79
* Star Scientific Inc.	20,991	79
* Central Garden and Pet Co. Class A	8,220	79
* Pilgrim's Pride Corp.	11,981	75
* Smart Balance Inc.	11,664	70
* Dole Food Co. Inc.	7,034	67
Calavo Growers Inc.	2,321	64
Nash Finch Co.	2,375	64
* Alliance One International Inc.	17,074	63
* Central European Distribution Corp.	14,259	62
Coca-Cola Bottling Co. Consolidated	898	58

5

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Pantry Inc.	4,507	56
Inter Parfums Inc.	3,157	53
* USANA Health Sciences Inc.	1,267	47
* Susser Holdings Corp.	1,843	47
* Seneca Foods Corp. Class A	1,811	46
Ingles Markets Inc. Class A	2,471	44
* Medifast Inc.	2,702	44
* Chefs' Warehouse Inc.	2,030	43
Village Super Market Inc. Class A	1,226	37
* National Beverage Corp.	2,194	35
* Nature's Sunshine Products Inc.	2,190	32
* Revlon Inc. Class A	2,128	32
* Omega Protein Corp.	3,796	31
Limoneira Co.	1,534	28
* Schiff Nutrition International Inc.	2,393	27
* Nutraceutical International Corp.	1,804	24
* Synutra International Inc.	3,393	21
Oil-Dri Corp. of America	977	20
Arden Group Inc.	223	20
Female Health Co.	3,622	18
Alico Inc.	705	16
* Farmer Bros Co.	1,328	15
MGP Ingredients Inc.	2,351	14
Imperial Sugar Co.	2,401	14
* Craft Brew Alliance Inc.	2,052	13
Griffin Land & Nurseries Inc.	488	12
* Lifeway Foods Inc.	680	6
* Harbinger Group Inc.	1,336	6
* Primo Water Corp.	2,124	6
		8,121
Energy (6.8%)
World Fuel Services Corp.	13,793	575
* Energy XXI Bermuda Ltd.	14,670	549
Berry Petroleum Co. Class A	10,039	542
* Rosetta Resources Inc.	10,320	527
* Kodiak Oil & Gas Corp.	50,170	486
Lufkin Industries Inc.	5,954	474
* Dril-Quip Inc.	6,718	470
* CVR Energy Inc.	17,161	467
* Key Energy Services Inc.	24,389	416
* Helix Energy Solutions Group Inc.	20,723	399
* Oasis Petroleum Inc.	11,635	373
* Cheniere Energy Inc.	24,639	371
Bristow Group Inc.	7,099	335
Golar LNG Ltd.	7,796	331
* Stone Energy Corp.	9,579	306
* Gulfport Energy Corp.	8,913	300
* Northern Oil and Gas Inc.	12,342	293
* Bill Barrett Corp.	9,225	270
* McMoRan Exploration Co.	19,202	269
* Swift Energy Co.	8,293	249
* Hornbeck Offshore Services Inc.	6,037	246
* Gulfmark Offshore Inc.	4,641	233
* SemGroup Corp. Class A	8,113	230
* Carrizo Oil & Gas Inc.	7,611	214
* Cloud Peak Energy Inc.	11,915	211
Western Refining Inc.	10,314	187
* ION Geophysical Corp.	25,681	184
* Clean Energy Fuels Corp.	9,688	182
* Exterran Holdings Inc.	12,495	180
* Approach Resources Inc.	5,089	176
W&T Offshore Inc.	6,812	172
* Contango Oil & Gas Co.	2,385	152
* Magnum Hunter Resources Corp.	21,835	151

6

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Petroleum Development Corp.	4,607	150
* Comstock Resources Inc.	9,338	150
Nordic American Tankers Ltd.	10,375	145
* Parker Drilling Co.	22,876	145
Targa Resources Corp.	3,211	143
* Newpark Resources Inc.	17,722	139
* Tetra Technologies Inc.	15,062	137
Apco Oil and Gas International Inc.	1,783	134
* Patriot Coal Corp.	17,899	129
* GeoResources Inc.	3,934	126
Ship Finance International Ltd.	8,828	121
* Pioneer Drilling Co.	12,081	120
* Hercules Offshore Inc.	22,581	115
Crosstex Energy Inc.	7,960	109
* Clayton Williams Energy Inc.	1,157	102
* Resolute Energy Corp.	9,050	101
* Heckmann Corp.	19,684	100
* Energy Partners Ltd.	5,674	97
* Basic Energy Services Inc.	4,725	94
* OYO Geospace Corp.	852	94
* Rex Energy Corp.	8,140	94
* Tesco Corp.	5,917	91
* Endeavour International Corp.	7,281	84
Gulf Island Fabrication Inc.	2,813	82
* Goodrich Petroleum Corp.	5,081	81
* Vaalco Energy Inc.	10,028	79
* Rentech Inc.	43,695	78
* ATP Oil & Gas Corp.	8,729	70
* Matrix Service Co.	5,184	69
* Petroquest Energy Inc.	10,985	67
* FX Energy Inc.	10,258	65
* Abraxas Petroleum Corp.	16,133	65
* BPZ Resources Inc.	20,018	64
Knightsbridge Tankers Ltd.	4,310	64
* Venoco Inc.	5,797	63
* Triangle Petroleum Corp.	8,420	60
* Dawson Geophysical Co.	1,553	59
* PHI Inc.	2,558	57
* Uranium Energy Corp.	14,755	55
* Mitcham Industries Inc.	2,358	55
* Warren Resources Inc.	14,003	55
* Cal Dive International Inc.	18,705	54
^ Frontline Ltd.	10,106	54
* Callon Petroleum Co.	7,669	54
* C&J Energy Services Inc.	2,337	47
Overseas Shipholding Group Inc.	5,221	46
Teekay Tankers Ltd. Class A	10,295	45
* Vantage Drilling Co.	34,245	45
* Hyperdynamics Corp.	32,610	44
* Harvest Natural Resources Inc.	6,662	44
Penn Virginia Corp.	8,955	44
* Green Plains Renewable Energy Inc.	3,671	42
Panhandle Oil and Gas Inc. Class A	1,379	40
* James River Coal Co.	6,965	40
* Global Geophysical Services Inc.	3,552	38
* Scorpio Tankers Inc.	5,872	37
* REX American Resources Corp.	1,208	37
Delek US Holdings Inc.	2,787	37
* Houston American Energy Corp.	3,240	35
* Natural Gas Services Group Inc.	2,396	34
* Gastar Exploration Ltd.	11,382	33
* Willbros Group Inc.	7,660	32
* Uranerz Energy Corp.	12,658	32
* USEC Inc.	22,755	30

7

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Voyager Oil & Gas Inc.	9,210	30
* Solazyme Inc.	2,151	30
* Evolution Petroleum Corp.	3,150	29
* Miller Energy Resources Inc.	6,090	26
* Ur-Energy Inc.	20,291	24
* GMX Resources Inc.	12,577	22
* Syntroleum Corp.	17,310	21
Alon USA Energy Inc.	2,223	21
* Westmoreland Coal Co.	1,940	20
* Union Drilling Inc.	2,969	20
* RigNet Inc.	1,147	19
* Amyris Inc.	3,459	19
* KiOR Inc.	2,118	18
* Isramco Inc.	213	18
* Uranium Resources Inc.	18,312	18
* Zion Oil & Gas Inc.	5,938	16
DHT Holdings Inc.	12,636	14
* Crimson Exploration Inc.	4,280	13
* Gevo Inc.	1,215	12
* L&L Energy Inc.	4,547	11
* CAMAC Energy Inc.	11,467	10
Hallador Energy Co.	875	9
* Geokinetics Inc.	1,415	3
* General Maritime Corp.	13,697	—
		15,795
Financials (22.1%)
Kilroy Realty Corp.	13,306	583
BioMed Realty Trust Inc.	29,962	552
American Campus Communities Inc.	13,276	546
National Retail Properties Inc.	20,343	542
Home Properties Inc.	9,355	539
* Signature Bank	9,005	535
ProAssurance Corp.	5,953	522
CBL & Associates Properties Inc.	28,889	509
Hancock Holding Co.	14,916	506
MFA Financial Inc.	69,334	506
* SVB Financial Group	8,383	497
Tanger Factory Outlet Centers	16,795	492
Extra Space Storage Inc.	18,276	482
Post Properties Inc.	10,359	452
Highwoods Properties Inc.	14,098	451
Mid-America Apartment Communities Inc.	7,173	447
LaSalle Hotel Properties	16,632	444
Equity Lifestyle Properties Inc.	6,347	422
Two Harbors Investment Corp.	40,994	421
Delphi Financial Group Inc.	9,435	420
Hatteras Financial Corp.	14,611	416
Entertainment Properties Trust	9,117	415
Alterra Capital Holdings Ltd.	17,737	407
Omega Healthcare Investors Inc.	19,863	405
Prosperity Bancshares Inc.	9,165	401
* Stifel Financial Corp.	10,501	394
Invesco Mortgage Capital Inc.	22,555	386
Washington REIT	12,890	382
Starwood Property Trust Inc.	18,220	360
FirstMerit Corp.	21,355	343
Colonial Properties Trust	16,317	335
Susquehanna Bancshares Inc.	35,893	333
DiamondRock Hospitality Co.	32,718	326
* CNO Financial Group Inc.	43,349	322
First American Financial Corp.	20,559	317
Healthcare Realty Trust Inc.	15,214	314
FNB Corp.	26,564	313
Webster Financial Corp.	14,083	308

8

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Iberiabank Corp.	5,773	306
* Ocwen Financial Corp.	18,732	302
CYS Investments Inc.	21,834	296
Trustmark Corp.	12,509	295
* Ezcorp Inc. Class A	9,173	289
United Bankshares Inc.	9,812	287
Umpqua Holdings Corp.	22,411	276
DCT Industrial Trust Inc.	48,024	272
CubeSmart	23,959	270
Apollo Investment Corp.	38,297	269
Westamerica Bancorporation	5,645	267
Cash America International Inc.	5,746	266
DuPont Fabros Technology Inc.	11,498	263
UMB Financial Corp.	6,257	261
* Knight Capital Group Inc. Class A	19,619	260
Platinum Underwriters Holdings Ltd.	7,285	259
* First Cash Financial Services Inc.	6,120	259
Sovran Self Storage Inc.	5,411	257
Medical Properties Trust Inc.	26,266	255
EastGroup Properties Inc.	5,287	255
Cathay General Bancorp	15,371	251
RLI Corp.	3,564	250
* Texas Capital Bancshares Inc.	7,275	247
Potlatch Corp.	7,847	242
Northwest Bancshares Inc.	19,060	241
Wintrust Financial Corp.	6,834	230
Prospect Capital Corp.	21,310	230
PS Business Parks Inc.	3,637	227
National Health Investors Inc.	4,766	225
Glimcher Realty Trust	22,672	224
Old National Bancorp	18,518	224
Capstead Mortgage Corp.	16,498	219
BancorpSouth Inc.	18,460	219
Sun Communities Inc.	5,170	214
Pebblebrook Hotel Trust	9,947	213
* Strategic Hotels & Resorts Inc.	34,170	213
MB Financial Inc.	10,639	212
National Penn Bancshares Inc.	24,186	212
First Financial Bankshares Inc.	6,145	211
Montpelier Re Holdings Ltd.	12,191	210
Community Bank System Inc.	7,605	208
* Sunstone Hotel Investors Inc.	23,102	207
Lexington Realty Trust	23,404	202
* First Industrial Realty Trust Inc.	16,929	200
Equity One Inc.	10,488	199
International Bancshares Corp.	10,361	197
Glacier Bancorp Inc.	14,058	194
ARMOUR Residential REIT Inc.	27,216	192
CVB Financial Corp.	17,460	188
* World Acceptance Corp.	2,940	187
First Financial Bancorp	11,387	186
MarketAxess Holdings Inc.	5,609	186
Education Realty Trust Inc.	17,981	185
LTC Properties Inc.	5,929	183
Selective Insurance Group Inc.	10,559	181
Redwood Trust Inc.	15,354	178
Acadia Realty Trust	8,324	176
Park National Corp.	2,522	174
* Financial Engines Inc.	7,486	173
Anworth Mortgage Asset Corp.	26,188	170
PrivateBancorp Inc. Class A	11,735	170
First Midwest Bancorp Inc.	14,570	168
Tower Group Inc.	7,207	166
* MGIC Investment Corp.	36,794	166

9

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Solar Capital Ltd.	7,130	164
Columbia Banking System Inc.	7,718	163
Provident Financial Services Inc.	11,819	162
Bank of the Ozarks Inc.	5,505	162
Government Properties Income Trust	6,919	161
Argo Group International Holdings Ltd.	5,381	161
Fifth Street Finance Corp.	16,104	159
* DFC Global Corp.	8,520	153
Alexander's Inc.	401	152
* PHH Corp.	11,030	150
Astoria Financial Corp.	17,052	150
* BBCN Bancorp Inc.	14,552	149
NBT Bancorp Inc.	6,753	147
Primerica Inc.	5,877	147
Pennsylvania REIT	10,911	146
Boston Private Financial Holdings Inc.	15,097	144
Franklin Street Properties Corp.	13,843	143
American Equity Investment Life Holding Co.	11,666	141
BlackRock Kelso Capital Corp.	14,315	140
Hersha Hospitality Trust Class A	27,598	139
American Assets Trust Inc.	6,317	136
Horace Mann Educators Corp.	7,820	136
Harleysville Group Inc.	2,391	135
Nelnet Inc. Class A	5,057	134
Infinity Property & Casualty Corp.	2,423	133
Cousins Properties Inc.	17,880	132
* Investors Bancorp Inc.	9,075	132
Symetra Financial Corp.	13,248	132
Inland Real Estate Corp.	15,119	131
* Enstar Group Ltd.	1,351	131
First Potomac Realty Trust	9,811	130
* Greenlight Capital Re Ltd. Class A	5,495	129
PacWest Bancorp	5,931	129
Amtrust Financial Services Inc.	4,725	128
* Credit Acceptance Corp.	1,310	126
CreXus Investment Corp.	11,207	125
* National Financial Partners Corp.	8,112	124
First Commonwealth Financial Corp.	20,569	123
Brookline Bancorp Inc.	13,290	122
Associated Estates Realty Corp.	8,128	121
Investors Real Estate Trust	15,738	120
Chemical Financial Corp.	5,383	119
PennantPark Investment Corp.	10,724	118
Employers Holdings Inc.	6,839	118
Compass Diversified Holdings	7,915	118
Oritani Financial Corp.	8,982	117
S&T Bancorp Inc.	5,501	117
Independent Bank Corp.	4,203	116
Cohen & Steers Inc.	3,484	115
Retail Opportunity Investments Corp.	9,740	113
* iStar Financial Inc.	16,061	113
Newcastle Investment Corp.	20,621	112
Evercore Partners Inc. Class A	4,120	112
Advance America Cash Advance Centers Inc.	10,801	112
Chesapeake Lodging Trust	6,305	111
* Pinnacle Financial Partners Inc.	6,693	111
Home Bancshares Inc.	4,397	111
* Western Alliance Bancorp	13,595	111
* Forestar Group Inc.	6,946	109
Colony Financial Inc.	6,453	108
KBW Inc.	6,475	107
Banco Latinoamericano de Comercio Exterior SA	5,456	106
Safety Insurance Group Inc.	2,474	106
Main Street Capital Corp.	4,498	105

10

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
BGC Partners Inc. Class A	14,820	104
Sabra Health Care REIT Inc.	7,229	103
Walter Investment Management Corp.	5,059	103
Triangle Capital Corp.	5,284	103
* Virtus Investment Partners Inc.	1,289	103
City Holding Co.	2,988	102
ViewPoint Financial Group	6,831	102
* Sterling Financial Corp.	5,259	102
* State Bank Financial Corp.	6,198	101
Dynex Capital Inc.	10,577	101
NorthStar Realty Finance Corp.	18,795	100
* Navigators Group Inc.	2,126	100
Meadowbrook Insurance Group Inc.	10,446	99
Radian Group Inc.	26,099	99
Hercules Technology Growth Capital Inc.	9,561	99
* PICO Holdings Inc.	4,451	98
PennyMac Mortgage Investment Trust	5,444	98
Trustco Bank Corp. NY	18,235	98
Oriental Financial Group Inc.	8,062	95
RLJ Lodging Trust	5,399	95
* FelCor Lodging Trust Inc.	24,406	94
* Investment Technology Group Inc.	8,088	93
Berkshire Hills Bancorp Inc.	4,066	89
Simmons First National Corp. Class A	3,398	89
WesBanco Inc.	4,531	88
Universal Health Realty Income Trust	2,328	88
Resource Capital Corp.	15,216	88
Ashford Hospitality Trust Inc.	10,233	86
Getty Realty Corp.	5,061	86
Urstadt Biddle Properties Inc. Class A	4,517	86
Maiden Holdings Ltd.	9,911	86
FBL Financial Group Inc. Class A	2,515	85
Sandy Spring Bancorp Inc.	4,723	85
Dime Community Bancshares Inc.	6,103	85
SCBT Financial Corp.	2,740	85
United Fire Group Inc.	4,222	85
Community Trust Bancorp Inc.	2,716	84
Ramco-Gershenson Properties Trust	7,553	84
Coresite Realty Corp.	3,895	83
* HFF Inc. Class A	5,692	82
Duff & Phelps Corp. Class A	5,955	82
* Tejon Ranch Co.	2,790	82
* AMERISAFE Inc.	3,607	81
Flagstone Reinsurance Holdings SA	10,274	81
Lakeland Financial Corp.	3,177	80
Flushing Financial Corp.	6,154	80
* Citizens Inc.	7,434	79
* Piper Jaffray Cos.	3,100	76
Renasant Corp.	4,913	75
1st Source Corp.	2,983	73
First Busey Corp.	15,111	73
* United Community Banks Inc.	8,151	73
Excel Trust Inc.	6,069	73
MCG Capital Corp.	15,109	73
Epoch Holding Corp.	2,895	72
Monmouth Real Estate Investment Corp. Class A	7,698	72
Kennedy-Wilson Holdings Inc.	5,286	71
Banner Corp.	3,432	71
First Financial Corp.	2,184	70
Southside Bancshares Inc.	3,224	69
* Safeguard Scientifics Inc.	4,055	69
Rockville Financial Inc.	5,785	67
OneBeacon Insurance Group Ltd. Class A	4,350	66
Hudson Pacific Properties Inc.	4,324	66

11

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Washington Trust Bancorp Inc.	2,795	66
Tompkins Financial Corp.	1,594	66
* West Coast Bancorp	3,781	65
* Hilltop Holdings Inc.	7,810	64
Winthrop Realty Trust	5,625	64
Provident New York Bancorp	7,458	64
Campus Crest Communities Inc.	5,998	64
* ICG Group Inc.	7,271	63
TICC Capital Corp.	6,325	62
TowneBank	4,774	62
GAMCO Investors Inc.	1,332	61
Cardinal Financial Corp.	5,673	61
Apollo Commercial Real Estate Finance Inc.	4,032	60
* Beneficial Mutual Bancorp Inc.	6,520	59
* eHealth Inc.	3,930	59
* INTL. FCStone Inc.	2,603	59
MVC Capital Inc.	4,704	59
National Western Life Insurance Co. Class A	432	59
First Merchants Corp.	5,030	56
Union First Market Bankshares Corp.	3,972	55
Saul Centers Inc.	1,441	55
Bancfirst Corp.	1,319	54
Sterling Bancorp	6,064	54
CapLease Inc.	13,344	54
* Ameris Bancorp	4,660	54
Kite Realty Group Trust	10,917	54
* Hanmi Financial Corp.	6,174	54
Capital Southwest Corp.	575	53
Agree Realty Corp.	2,219	53
Camden National Corp.	1,506	53
GFI Group Inc.	13,854	53
* NewStar Financial Inc.	5,349	53
StellarOne Corp.	4,506	52
* Wilshire Bancorp Inc.	12,063	52
Cedar Realty Trust Inc.	10,993	52
Univest Corp. of Pennsylvania	3,289	52
SY Bancorp Inc.	2,363	51
* Eagle Bancorp Inc.	3,286	51
Republic Bancorp Inc. Class A	1,942	51
United Financial Bancorp Inc.	3,158	50
Hudson Valley Holding Corp.	3,060	50
Summit Hotel Properties Inc.	5,350	49
WSFS Financial Corp.	1,259	48
German American Bancorp Inc.	2,469	48
* Global Indemnity plc	2,511	48
Arrow Financial Corp.	1,988	48
* Bancorp Inc.	5,734	48
Citizens & Northern Corp.	2,389	48
Westwood Holdings Group Inc.	1,223	47
* Phoenix Cos. Inc.	22,802	47
Stewart Information Services Corp.	3,566	47
Northfield Bancorp Inc.	3,343	46
Presidential Life Corp.	4,251	46
Calamos Asset Management Inc. Class A	3,719	46
Territorial Bancorp Inc.	2,166	45
First Connecticut Bancorp Inc.	3,506	45
Trico Bancshares	2,756	45
* Netspend Holdings Inc.	5,179	45
Financial Institutions Inc.	2,705	44
Great Southern Bancorp Inc.	1,992	44
Bryn Mawr Bank Corp.	2,229	44
Westfield Financial Inc.	5,499	44
Parkway Properties Inc.	4,307	43
* Ladenburg Thalmann Financial Services Inc.	20,869	42

12

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
First Interstate Bancsystem Inc.	3,092	42
* Central Pacific Financial Corp.	3,012	42
RAIT Financial Trust	7,858	42
Centerstate Banks Inc.	5,889	41
Heritage Financial Corp.	3,069	41
Heartland Financial USA Inc.	2,611	41
State Auto Financial Corp.	2,870	40
MainSource Financial Group Inc.	3,948	40
* Taylor Capital Group Inc.	2,972	40
* American Safety Insurance Holdings Ltd.	2,048	40
OceanFirst Financial Corp.	2,875	39
* OmniAmerican Bancorp Inc.	2,188	39
First of Long Island Corp.	1,497	39
First Community Bancshares Inc.	3,116	39
* Virginia Commerce Bancorp Inc.	4,592	39
Lakeland Bancorp Inc.	4,250	39
Federal Agricultural Mortgage Corp.	1,929	39
Gladstone Commercial Corp.	2,146	38
STAG Industrial Inc.	3,113	38
Washington Banking Co.	3,007	38
Diamond Hill Investment Group Inc.	503	38
One Liberty Properties Inc.	2,176	38
CNB Financial Corp.	2,410	37
CoBiz Financial Inc.	6,377	37
Terreno Realty Corp.	2,610	37
Cogdell Spencer Inc.	8,738	37
National Bankshares Inc.	1,360	37
* Franklin Financial Corp.	2,723	37
AG Mortgage Investment Trust Inc.	1,844	37
Bank of Marin Bancorp	1,044	37
* Cowen Group Inc. Class A	13,110	37
Enterprise Financial Services Corp.	3,118	36
Bank Mutual Corp.	9,017	35
Ames National Corp.	1,626	35
Gladstone Capital Corp.	4,125	35
Apollo Residential Mortgage Inc.	1,961	35
* Doral Financial Corp.	24,958	35
Golub Capital BDC Inc.	2,329	35
Mission West Properties Inc.	3,473	35
Baldwin & Lyons Inc.	1,640	35
Gladstone Investment Corp.	4,330	34
Oppenheimer Holdings Inc. Class A	2,023	34
American Capital Mortgage Investment Corp.	1,569	34
Fox Chase Bancorp Inc.	2,680	34
Peoples Bancorp Inc.	2,071	33
Chatham Lodging Trust	2,710	33
* Southwest Bancorp Inc.	3,812	33
National Interstate Corp.	1,350	33
FXCM Inc. Class A	3,396	32
SeaBright Holdings Inc.	3,923	32
SWS Group Inc.	5,715	32
NGP Capital Resources Co.	4,241	32
First Financial Holdings Inc.	3,241	32
Medallion Financial Corp.	2,884	32
* 1st United Bancorp Inc.	5,339	31
ESB Financial Corp.	2,444	31
* Manning & Napier Inc.	2,451	31
* BofI Holding Inc.	1,888	31
Home Federal Bancorp Inc.	3,062	31
Pacific Continental Corp.	3,613	30
First Defiance Financial Corp.	1,907	30
First Bancorp	2,961	30
Artio Global Investors Inc. Class A	6,134	29
West Bancorporation Inc.	3,051	29

13

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Penns Woods Bancorp Inc.	753	29
Arlington Asset Investment Corp. Class A	1,262	29
* Metro Bancorp Inc.	2,717	29
* Park Sterling Corp.	6,281	29
Bank of Kentucky Financial Corp.	1,130	28
* Flagstar Bancorp Inc.	38,334	28
Alliance Financial Corp.	931	27
Kansas City Life Insurance Co.	839	27
Marlin Business Services Corp.	1,697	27
Edelman Financial Group Inc.	3,972	27
Bridge Bancorp Inc.	1,321	26
* Seacoast Banking Corp. of Florida	14,210	26
Merchants Bancshares Inc.	943	26
Kohlberg Capital Corp.	3,748	26
* Walker & Dunlop Inc.	2,107	26
* Harris & Harris Group Inc.	6,079	26
First Bancorp Inc.	1,720	26
Solar Senior Capital Ltd.	1,520	26
Nicholas Financial Inc.	1,906	25
Consolidated-Tomoka Land Co.	823	25
Kearny Financial Corp.	2,613	24
Medley Capital Corp.	2,180	24
* Encore Bancshares Inc.	1,655	24
UMH Properties Inc.	2,373	24
BankFinancial Corp.	4,132	23
First Pactrust Bancorp Inc.	1,986	23
THL Credit Inc.	1,816	23
* Suffolk Bancorp	1,905	23
Center Bancorp Inc.	2,370	23
* Pacific Capital Bancorp NA	807	23
* Sun Bancorp Inc.	7,801	22
* Meridian Interstate Bancorp Inc.	1,723	22
Crawford & Co. Class B	5,054	22
* FBR & Co.	8,797	22
* Gleacher & Co. Inc.	14,373	22
* Bridge Capital Holdings	1,793	22
* MPG Office Trust Inc.	9,616	22
* Heritage Commerce Corp.	4,089	21
Sierra Bancorp	2,331	21
JMP Group Inc.	2,971	21
Donegal Group Inc. Class A	1,517	21
ESSA Bancorp Inc.	2,106	20
MidSouth Bancorp Inc.	1,500	19
Whitestone REIT Class B	1,473	19
EMC Insurance Group Inc.	902	19
New Mountain Finance Corp.	1,427	19
* AV Homes Inc.	1,751	18
* Cape Bancorp Inc.	2,250	18
Enterprise Bancorp Inc.	1,142	18
Capital City Bank Group Inc.	2,240	18
Century Bancorp Inc. Class A	676	17
Clifton Savings Bancorp Inc.	1,676	16
* Hallmark Financial Services	2,360	16
Roma Financial Corp.	1,468	15
Fidus Investment Corp.	1,053	15
Universal Insurance Holdings Inc.	3,665	15
Independence Holding Co.	1,588	15
* First Marblehead Corp.	10,829	13
Charter Financial Corp.	1,344	13
* CIFC Corp.	2,367	12
Orrstown Financial Services Inc.	1,403	12
Pzena Investment Management Inc. Class A	1,705	9
Gain Capital Holdings Inc.	1,458	8
* Imperial Holdings Inc.	2,647	7

14

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Fortegra Financial Corp.	857	6
* Cascade Bancorp	800	5
* Capital Bank Corp.	1,925	4
California First National Bancorp	266	4
* Hampton Roads Bankshares Inc.	1,270	3
		51,653
Health Care (12.6%)
* WellCare Health Plans Inc.	8,289	562
* Salix Pharmaceuticals Ltd.	11,375	561
* HMS Holdings Corp.	16,509	532
* Cepheid Inc.	12,692	513
* Cubist Pharmaceuticals Inc.	11,718	502
* athenahealth Inc.	6,816	482
* Centene Corp.	9,769	477
* Onyx Pharmaceuticals Inc.	12,384	475
* Viropharma Inc.	13,830	443
* Ariad Pharmaceuticals Inc.	30,797	442
Medicis Pharmaceutical Corp. Class A	12,068	422
* Questcor Pharmaceuticals Inc.	10,380	404
* Medivation Inc.	6,126	401
* Vivus Inc.	17,370	391
* HealthSouth Corp.	18,595	379
Owens & Minor Inc.	12,461	373
STERIS Corp.	11,576	363
* Seattle Genetics Inc.	18,860	348
* Haemonetics Corp.	5,020	336
* Alkermes plc	18,639	328
Quality Systems Inc.	7,574	325
* Zoll Medical Corp.	4,283	313
* Align Technology Inc.	11,986	307
* Impax Laboratories Inc.	12,761	298
* Incyte Corp. Ltd.	17,291	293
* Volcano Corp.	10,192	286
* PAREXEL International Corp.	11,508	282
West Pharmaceutical Services Inc.	6,546	272
* Magellan Health Services Inc.	5,565	263
* Par Pharmaceutical Cos. Inc.	7,078	263
* Theravance Inc.	13,479	252
* MAKO Surgical Corp.	6,253	244
* PSS World Medical Inc.	10,024	243
Chemed Corp.	3,886	240
* Jazz Pharmaceuticals plc	4,316	226
* Pharmacyclics Inc.	8,976	226
* Medicines Co.	10,534	226
* Masimo Corp.	10,268	224
* MWI Veterinary Supply Inc.	2,453	212
* Cyberonics Inc.	5,541	206
* Accretive Health Inc.	7,821	203
* Immunogen Inc.	14,684	202
* Acorda Therapeutics Inc.	7,714	202
* Halozyme Therapeutics Inc.	17,389	200
* Air Methods Corp.	2,214	200
* Micromet Inc.	17,892	197
* Molina Healthcare Inc.	5,485	186
* Auxilium Pharmaceuticals Inc.	9,351	185
* Isis Pharmaceuticals Inc.	19,468	177
* Insulet Corp.	8,985	177
* NxStage Medical Inc.	8,724	174
PDL BioPharma Inc.	27,305	174
* HeartWare International Inc.	2,348	172
* Luminex Corp.	7,388	166
* CONMED Corp.	5,532	165
* Exelixis Inc.	29,014	165
* Nektar Therapeutics	22,366	160

15

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Spectrum Pharmaceuticals Inc.	11,256	160
* Amsurg Corp. Class A	6,111	160
* Neogen Corp.	4,533	157
Meridian Bioscience Inc.	8,040	145
* InterMune Inc.	10,600	142
* DexCom Inc.	13,151	142
* Ironwood Pharmaceuticals Inc. Class A	10,530	141
Analogic Corp.	2,460	140
* Arthrocare Corp.	5,355	140
* Idenix Pharmaceuticals Inc.	11,816	139
* Orthofix International NV	3,540	139
* Akorn Inc.	10,993	138
* Hanger Orthopedic Group Inc.	6,568	136
* Rigel Pharmaceuticals Inc.	13,446	134
* MedAssets Inc.	9,343	133
* Momenta Pharmaceuticals Inc.	9,043	133
Computer Programs & Systems Inc.	2,170	132
* NuVasive Inc.	8,283	130
* ABIOMED Inc.	6,210	130
* Endologix Inc.	9,592	127
* Wright Medical Group Inc.	7,651	127
* Dynavax Technologies Corp.	30,039	126
* Integra LifeSciences Holdings Corp.	3,839	121
* Alnylam Pharmaceuticals Inc.	8,796	117
* Abaxis Inc.	4,415	117
* IPC The Hospitalist Co. Inc.	3,210	117
* Optimer Pharmaceuticals Inc.	9,088	116
* NPS Pharmaceuticals Inc.	16,862	115
* Team Health Holdings Inc.	5,227	113
* Greatbatch Inc.	4,569	113
* Emeritus Corp.	5,991	111
* ICU Medical Inc.	2,382	109
* Opko Health Inc.	21,350	105
* Kindred Healthcare Inc.	10,190	105
* Exact Sciences Corp.	11,079	104
* Merit Medical Systems Inc.	8,214	103
Landauer Inc.	1,848	99
* Achillion Pharmaceuticals Inc.	9,300	98
* Genomic Health Inc.	3,334	97
* Bio-Reference Labs Inc.	4,816	97
* Omnicell Inc.	6,494	97
* Sequenom Inc.	22,410	97
* Ardea Biosciences Inc.	4,511	96
Invacare Corp.	5,622	93
* OraSure Technologies Inc.	9,154	92
* Triple-S Management Corp. Class B	3,875	92
* Accuray Inc.	13,407	91
National Healthcare Corp.	2,007	90
* Neurocrine Biosciences Inc.	11,339	89
Ensign Group Inc.	3,197	88
* Sunrise Senior Living Inc.	11,253	87
* Conceptus Inc.	6,115	82
* Medidata Solutions Inc.	4,125	82
* Hi-Tech Pharmacal Co. Inc.	2,032	81
* AVEO Pharmaceuticals Inc.	6,143	80
* Quidel Corp.	5,586	79
Cantel Medical Corp.	3,880	78
* Arqule Inc.	10,466	74
* Amedisys Inc.	5,779	74
* Select Medical Holdings Corp.	8,772	74
* Emergent Biosolutions Inc.	4,776	73
* Staar Surgical Co.	6,969	73
* HealthStream Inc.	3,550	73
Universal American Corp.	6,330	72

16

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

			Market
			Value
		Shares	($000)
*	AVANIR Pharmaceuticals Inc.	25,972	72
*	Merge Healthcare Inc.	10,931	71
*	Affymax Inc.	6,938	71
*	PharMerica Corp.	5,758	71
*	Metropolitan Health Networks Inc.	8,299	69
*	MAP Pharmaceuticals Inc.	4,286	69
*	MModal Inc.	6,562	68
*	Curis Inc.	14,970	68
*,^	Oncothyreon Inc.	8,156	67
*	Depomed Inc.	10,524	66
*	AMAG Pharmaceuticals Inc.	4,149	66
*	ZIOPHARM Oncology Inc.	13,139	65
*	Raptor Pharmaceutical Corp.	9,229	64
*	AngioDynamics Inc.	4,897	64
	Atrion Corp.	309	64
	Assisted Living Concepts Inc. Class A	3,831	61
*	Lexicon Pharmaceuticals Inc.	36,150	61
*	eResearchTechnology Inc.	9,620	61
*	Vanguard Health Systems Inc.	5,983	60
*	Natus Medical Inc.	5,687	60
*	Affymetrix Inc.	13,824	58
*	Ligand Pharmaceuticals Inc. Class B	3,851	57
*	Progenics Pharmaceuticals Inc.	5,755	56
*	Navidea Biopharmaceuticals Inc.	18,553	56
*	Corvel Corp.	1,215	55
*	ExamWorks Group Inc.	5,304	55
*	Sangamo Biosciences Inc.	10,258	54
*	Vical Inc.	16,704	53
*	Healthways Inc.	6,659	53
*	LHC Group Inc.	3,094	53
*	Clovis Oncology Inc.	2,098	52
*	Enzon Pharmaceuticals Inc.	7,379	52
*	ISTA Pharmaceuticals Inc.	6,287	52
*	Symmetry Medical Inc.	7,132	52
*	Arena Pharmaceuticals Inc.	28,605	51
*	Cell Therapeutics Inc.	39,697	51
*	Spectranetics Corp.	6,538	51
*	BioScrip Inc.	7,980	51
*	Geron Corp.	25,291	51
*	Tornier NV	2,067	49
*	Santarus Inc.	10,448	47
*	Gentiva Health Services Inc.	5,995	47
*	Unilife Corp.	12,656	47
*	Array Biopharma Inc.	16,528	46
*	Capital Senior Living Corp.	5,401	46
*	Immunomedics Inc.	12,894	46
*	MannKind Corp.	19,326	45
*	Keryx Biopharmaceuticals Inc.	13,544	45
	US Physical Therapy Inc.	2,314	44
*	Antares Pharma Inc.	17,193	43
*	SurModics Inc.	2,992	42
*	Chelsea Therapeutics International Ltd.	11,348	42
*	AMN Healthcare Services Inc.	7,761	41
*	Obagi Medical Products Inc.	3,634	41
*	Palomar Medical Technologies Inc.	3,727	41
*	Delcath Systems Inc.	9,422	41
*	RTI Biologics Inc.	10,815	40
*	IRIS International Inc.	3,490	39
*	Cambrex Corp.	5,768	38
*	Providence Service Corp.	2,542	38
	Kensey Nash Corp.	1,673	38
*	Transcend Services Inc.	1,725	37
*	Almost Family Inc.	1,613	37
*	Targacept Inc.	5,402	37

17

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Cadence Pharmaceuticals Inc.	9,719	36
* Cerus Corp.	9,333	35
* Furiex Pharmaceuticals Inc.	1,938	35
* Vascular Solutions Inc.	3,323	35
* Solta Medical Inc.	11,882	34
* Cynosure Inc. Class A	1,896	34
Young Innovations Inc.	1,107	33
* Celldex Therapeutics Inc.	8,653	33
* Cytori Therapeutics Inc.	10,014	33
* Sciclone Pharmaceuticals Inc.	6,777	32
* Corcept Therapeutics Inc.	8,051	32
* Cross Country Healthcare Inc.	5,446	31
* Infinity Pharmaceuticals Inc.	3,748	31
* OncoGenex Pharmaceutical Inc.	1,906	30
* Maxygen Inc.	5,510	30
* Nymox Pharmaceutical Corp.	3,805	30
* Aegerion Pharmaceuticals Inc.	1,792	30
* Rockwell Medical Technologies Inc.	3,146	30
* CryoLife Inc.	5,477	30
* Hansen Medical Inc.	9,187	29
* Five Star Quality Care Inc.	8,227	29
* Dyax Corp.	19,354	29
* Sagent Pharmaceuticals Inc.	1,304	28
* AtriCure Inc.	2,754	28
* Savient Pharmaceuticals Inc.	13,928	28
* Pacific Biosciences of California Inc.	6,651	28
* XenoPort Inc.	6,933	28
* Orexigen Therapeutics Inc.	7,058	28
* AVI BioPharma Inc.	26,579	28
* Synergetics USA Inc.	4,362	27
* Anthera Pharmaceuticals Inc.	4,128	27
* Pain Therapeutics Inc.	7,232	27
* Exactech Inc.	1,667	26
* BioCryst Pharmaceuticals Inc.	5,668	26
* Cardiovascular Systems Inc.	2,838	26
* Vanda Pharmaceuticals Inc.	5,510	26
* Synta Pharmaceuticals Corp.	5,218	25
* Skilled Healthcare Group Inc.	3,796	25
* Biotime Inc.	4,842	24
* Novavax Inc.	18,836	24
* Dusa Pharmaceuticals Inc.	4,791	23
* Allos Therapeutics Inc.	15,448	23
* Medtox Scientific Inc.	1,485	23
* Pozen Inc.	5,189	23
* Sun Healthcare Group Inc.	4,920	22
* Chindex International Inc.	2,227	21
* Insmed Inc.	4,868	21
* Cleveland Biolabs Inc.	5,555	20
* Astex Pharmaceuticals	11,056	20
* Alphatec Holdings Inc.	10,572	20
* Enzo Biochem Inc.	7,503	19
* SIGA Technologies Inc.	6,743	19
* Codexis Inc.	4,813	19
* Harvard Bioscience Inc.	4,514	19
* Amicus Therapeutics Inc.	3,093	19
* Sucampo Pharmaceuticals Inc. Class A	2,531	18
* Metabolix Inc.	6,675	18
* Fluidigm Corp.	1,265	18
* RadNet Inc.	6,090	18
* Osiris Therapeutics Inc.	3,343	17
* Medical Action Industries Inc.	3,213	17
* Biospecifics Technologies Corp.	971	17
* Biosante Pharmaceuticals Inc.	21,482	17
* Biolase Technology Inc.	6,001	16

18

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Ampio Pharmaceuticals Inc.	4,203	16
* Zeltiq Aesthetics Inc.	1,446	16
* Peregrine Pharmaceuticals Inc.	17,016	16
* Nabi Biopharmaceuticals	8,367	16
* CardioNet Inc.	4,778	15
* Pacira Pharmaceuticals Inc.	1,408	15
* GTx Inc.	4,293	15
* Zalicus Inc.	14,537	15
* Anacor Pharmaceuticals Inc.	2,385	14
* KV Pharmaceutical Co. Class A	10,097	14
National Research Corp.	360	14
* Bacterin International Holdings Inc.	4,664	14
* Lannett Co. Inc.	3,175	13
* Albany Molecular Research Inc.	4,405	12
* Durect Corp.	16,262	12
* BG Medicine Inc.	1,550	12
* Endocyte Inc.	3,366	12
* Epocrates Inc.	1,253	12
* Uroplasty Inc.	4,173	12
* NewLink Genetics Corp.	1,361	12
* PharmAthene Inc.	7,274	11
* Trius Therapeutics Inc.	2,022	10
* Sunesis Pharmaceuticals Inc.	5,561	10
* Columbia Laboratories Inc.	14,340	9
* Zogenix Inc.	4,134	9
* Cornerstone Therapeutics Inc.	1,573	9
* Transcept Pharmaceuticals Inc.	776	6
* Alimera Sciences Inc.	1,685	6
* BioMimetic Therapeutics Inc.	2,822	6
* Complete Genomics Inc.	1,514	6
* Acura Pharmaceuticals Inc.	1,452	5
* Alliance HealthCare Services Inc.	3,312	5
* Stereotaxis Inc.	5,659	4
* Pernix Therapeutics Holdings	478	4
* DynaVox Inc. Class A	1,244	4
* Neostem Inc.	5,692	3
* Horizon Pharma Inc.	516	2
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	913	1
		29,477
Industrials (15.8%)
* Clean Harbors Inc.	9,128	613
Acuity Brands Inc.	8,432	524
Woodward Inc.	11,975	524
* United Rentals Inc.	12,170	507
CLARCOR Inc.	9,855	497
* Hexcel Corp.	19,145	484
* Alaska Air Group Inc.	7,003	480
Triumph Group Inc.	7,352	469
* Genesee & Wyoming Inc. Class A	7,745	460
HEICO Corp.	8,154	446
* Dollar Thrifty Automotive Group Inc.	5,655	429
* Teledyne Technologies Inc.	7,179	428
* Old Dominion Freight Line Inc.	9,275	404
* Chart Industries Inc.	5,741	393
Watsco Inc.	5,497	392
* Moog Inc. Class A	8,877	390
* Esterline Technologies Corp.	5,957	387
Actuant Corp. Class A	13,409	378
Robbins & Myers Inc.	7,706	376
Belden Inc.	9,261	366
EMCOR Group Inc.	13,067	363
* Middleby Corp.	3,663	358
Mueller Industries Inc.	7,400	340
Curtiss-Wright Corp.	9,074	337

19

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
AO Smith Corp.	7,431	336
Applied Industrial Technologies Inc.	8,283	333
* Acacia Research Corp.	8,361	330
* FTI Consulting Inc.	8,220	329
* EnerSys	9,324	313
* Colfax Corp.	8,858	301
* Tetra Tech Inc.	12,187	299
Brady Corp. Class A	9,283	297
* CoStar Group Inc.	4,942	296
* RSC Holdings Inc.	13,244	295
Barnes Group Inc.	10,645	295
Corporate Executive Board Co.	6,747	280
* Avis Budget Group Inc.	20,522	265
* Advisory Board Co.	3,259	264
* HUB Group Inc. Class A	7,195	256
Healthcare Services Group Inc.	12,975	253
Rollins Inc.	12,421	252
Deluxe Corp.	10,051	248
* JetBlue Airways Corp.	48,172	246
Simpson Manufacturing Co. Inc.	8,130	242
United Stationers Inc.	8,341	242
Kaydon Corp.	6,372	240
* II-VI Inc.	10,115	237
ABM Industries Inc.	10,364	235
Herman Miller Inc.	11,199	235
* US Airways Group Inc.	31,667	235
* Portfolio Recovery Associates Inc.	3,343	233
Watts Water Technologies Inc. Class A	5,882	233
Brink's Co.	9,124	230
Franklin Electric Co. Inc.	4,547	227
* Geo Group Inc.	12,682	223
Raven Industries Inc.	3,534	223
HNI Corp.	8,744	221
* Atlas Air Worldwide Holdings Inc.	5,134	219
Granite Construction Inc.	7,553	216
* Beacon Roofing Supply Inc.	8,986	212
Werner Enterprises Inc.	8,566	207
Knight Transportation Inc.	11,924	204
Titan International Inc.	8,224	203
* USG Corp.	13,959	199
Mine Safety Appliances Co.	5,308	196
* RBC Bearings Inc.	4,285	195
* MasTec Inc.	11,069	195
Forward Air Corp.	5,742	193
ESCO Technologies Inc.	5,200	186
* Swift Transportation Co.	15,486	181
Kaman Corp.	5,135	177
Amerco Inc.	1,694	176
AAR Corp.	7,768	171
Briggs & Stratton Corp.	9,858	167
Unifirst Corp.	2,768	166
* Huron Consulting Group Inc.	4,339	166
* Blount International Inc.	9,538	164
Lindsay Corp.	2,455	161
* Orbital Sciences Corp.	11,456	161
* Mobile Mini Inc.	7,206	156
TAL International Group Inc.	4,295	155
Tennant Co.	3,742	154
* EnPro Industries Inc.	4,053	153
* Rush Enterprises Inc. Class A	6,353	151
McGrath Rentcorp	4,765	151
* Ceradyne Inc.	4,881	151
Cubic Corp.	3,098	148
* Astec Industries Inc.	3,897	148

20

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Korn/Ferry International	9,209	147
* Dycom Industries Inc.	6,905	147
Aircastle Ltd.	10,767	147
* Allegiant Travel Co. Class A	2,897	145
Knoll Inc.	9,380	145
Heartland Express Inc.	9,886	143
* Wabash National Corp.	13,430	142
* Meritor Inc.	18,518	137
Steelcase Inc. Class A	15,595	137
* Navigant Consulting Inc.	10,112	137
* Aegion Corp. Class A	7,742	136
Insperity Inc.	4,492	135
* Interline Brands Inc.	6,540	134
* TrueBlue Inc.	7,861	130
Albany International Corp.	5,420	130
Sun Hydraulics Corp.	3,930	129
American Science & Engineering Inc.	1,774	129
* ACCO Brands Corp.	10,814	128
Interface Inc. Class A	10,329	127
Quanex Building Products Corp.	7,431	126
* Exponent Inc.	2,597	125
* Generac Holdings Inc.	4,888	124
AZZ Inc.	2,460	123
Universal Forest Products Inc.	3,829	123
* Sauer-Danfoss Inc.	2,269	123
G&K Services Inc. Class A	3,669	122
* Trimas Corp.	5,011	121
SkyWest Inc.	10,369	118
* Team Inc.	3,817	117
* Seaboard Corp.	60	115
NACCO Industries Inc. Class A	1,144	112
CIRCOR International Inc.	3,379	112
Resources Connection Inc.	8,458	111
* SYKES Enterprises Inc.	7,779	107
* DigitalGlobe Inc.	6,911	106
Encore Wire Corp.	3,638	106
* Altra Holdings Inc.	5,268	103
* On Assignment Inc.	7,248	101
* ICF International Inc.	3,856	100
Griffon Corp.	9,348	100
* Greenbrier Cos. Inc.	3,870	98
John Bean Technologies Corp.	5,616	97
* H&E Equipment Services Inc.	5,604	97
* Tutor Perini Corp.	6,117	97
Cascade Corp.	1,797	96
* Aerovironment Inc.	3,315	94
Standex International Corp.	2,449	94
* Layne Christensen Co.	3,850	93
Mueller Water Products Inc. Class A	30,484	91
Arkansas Best Corp.	4,985	89
* GeoEye Inc.	4,348	88
* RailAmerica Inc.	4,186	86
Gorman-Rupp Co.	2,984	86
Ennis Inc.	5,107	86
Comfort Systems USA Inc.	7,434	85
* Gibraltar Industries Inc.	5,962	82
* Trex Co. Inc.	3,052	82
* Kforce Inc.	5,822	82
Great Lakes Dredge & Dock Corp.	11,532	82
National Presto Industries Inc.	942	82
Primoris Services Corp.	5,235	80
* Titan Machinery Inc.	3,021	79
* MYR Group Inc.	3,947	79
Kelly Services Inc. Class A	5,226	78

21

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Viad Corp.	3,995	78
* Consolidated Graphics Inc.	1,655	77
* Global Power Equipment Group Inc.	3,089	75
Textainer Group Holdings Ltd.	2,233	74
Quad/Graphics Inc.	4,948	74
Apogee Enterprises Inc.	5,506	73
* Pendrell Corp.	29,640	72
Heidrick & Struggles International Inc.	3,487	71
* Encore Capital Group Inc.	3,162	70
* GenCorp Inc.	11,509	69
AAON Inc.	3,683	68
* Commercial Vehicle Group Inc.	5,643	68
US Ecology Inc.	3,591	68
* PMFG Inc.	4,042	66
* EnergySolutions Inc.	15,647	66
FreightCar America Inc.	2,343	65
* Mistras Group Inc.	2,886	65
* Astronics Corp.	1,931	65
Marten Transport Ltd.	3,048	64
* DXP Enterprises Inc.	1,704	63
* Accuride Corp.	7,930	63
* Columbus McKinnon Corp.	3,775	63
* Wesco Aircraft Holdings Inc.	4,118	61
* Spirit Airlines Inc.	3,056	60
Dynamic Materials Corp.	2,614	58
Celadon Group Inc.	3,934	58
* InnerWorkings Inc.	5,055	58
* Air Transport Services Group Inc.	10,554	57
* Federal Signal Corp.	12,179	57
* Powell Industries Inc.	1,729	57
* American Railcar Industries Inc.	1,909	56
* Standard Parking Corp.	3,103	56
* Capstone Turbine Corp.	48,228	54
* Dolan Co.	5,955	53
Twin Disc Inc.	1,659	53
* Furmanite Corp.	7,244	53
* Kadant Inc.	2,413	53
* Hawaiian Holdings Inc.	9,882	52
LB Foster Co. Class A	1,765	52
* Saia Inc.	3,123	51
* CRA International Inc.	2,127	51
* CBIZ Inc.	7,728	50
* Republic Airways Holdings Inc.	9,449	50
Houston Wire & Cable Co.	3,483	49
* Swisher Hygiene Inc.	16,589	49
Multi-Color Corp.	2,236	49
* Ameresco Inc. Class A	3,464	49
* CAI International Inc.	2,372	48
Douglas Dynamics Inc.	3,654	47
* NCI Building Systems Inc.	3,871	47
* GP Strategies Corp.	2,909	46
Graham Corp.	1,930	45
* Northwest Pipe Co.	1,826	45
* Taser International Inc.	10,898	44
* Odyssey Marine Exploration Inc.	14,273	44
Insteel Industries Inc.	3,454	43
Aceto Corp.	5,220	43
* Cenveo Inc.	10,797	42
* Kratos Defense & Security Solutions Inc.	6,493	41
* FuelCell Energy Inc.	27,350	41
* Genco Shipping & Trading Ltd.	5,794	40
* Michael Baker Corp.	1,639	40
Thermon Group Holdings Inc.	1,961	39
* Metalico Inc.	7,867	39

22

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* American Superconductor Corp.	8,758	39
* Orion Marine Group Inc.	5,295	39
* American Reprographics Co.	7,262	38
* Quality Distribution Inc.	2,933	38
* Pacer International Inc.	6,860	38
Kimball International Inc. Class B	6,143	38
CDI Corp.	2,494	37
* Flow International Corp.	9,280	37
* LMI Aerospace Inc.	1,795	37
* EnerNOC Inc.	4,559	36
Ampco-Pittsburgh Corp.	1,671	35
SeaCube Container Leasing Ltd.	2,167	35
Alamo Group Inc.	1,310	35
Miller Industries Inc.	2,198	35
* Sterling Construction Co. Inc.	3,228	33
* RPX Corp.	1,971	33
* Casella Waste Systems Inc. Class A	4,964	32
* Roadrunner Transportation Systems Inc.	1,783	32
Preformed Line Products Co.	478	32
Ducommun Inc.	2,066	32
Vicor Corp.	3,842	31
* A123 Systems Inc.	17,312	31
* Park-Ohio Holdings Corp.	1,635	31
* Lydall Inc.	3,364	31
* Hurco Cos. Inc.	1,263	30
* TMS International Corp. Class A	2,525	30
* NN Inc.	3,295	29
* Hudson Highland Group Inc.	6,428	29
* Pike Electric Corp.	3,187	28
* Patriot Transportation Holding Inc.	1,210	27
* Builders FirstSource Inc.	8,917	27
LSI Industries Inc.	3,819	26
* Hill International Inc.	4,914	26
American Woodmark Corp.	1,840	26
* Zipcar Inc.	2,009	26
* KEYW Holding Corp.	3,613	26
Schawk Inc. Class A	2,312	26
Met-Pro Corp.	2,875	25
Barrett Business Services Inc.	1,492	25
Argan Inc.	1,544	23
* Franklin Covey Co.	2,616	23
International Shipholding Corp.	1,065	23
Intersections Inc.	1,897	22
* Fuel Tech Inc.	3,576	22
* PowerSecure International Inc.	3,693	22
Courier Corp.	2,019	22
* WCA Waste Corp.	3,300	21
* Heritage-Crystal Clean Inc.	929	21
VSE Corp.	810	20
* Eagle Bulk Shipping Inc.	12,266	20
NL Industries Inc.	1,307	19
* Energy Recovery Inc.	8,974	19
* AT Cross Co. Class A	1,877	19
* Coleman Cable Inc.	1,641	19
* TRC Cos. Inc.	3,476	18
* Xerium Technologies Inc.	2,159	17
* Broadwind Energy Inc.	27,392	17
* Tecumseh Products Co. Class A	3,665	17
Universal Truckload Services Inc.	1,075	17
* Excel Maritime Carriers Ltd. Class A	9,046	16
Baltic Trading Ltd.	3,188	15
* Valence Technology Inc.	14,118	13
* Essex Rental Corp.	3,399	13
* Ultrapetrol Bahamas Ltd.	4,266	12

23

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Active Power Inc.	16,075	11
Lawson Products Inc.	683	11
* UniTek Global Services Inc.	2,147	9
* Satcon Technology Corp.	17,732	9
* Omega Flex Inc.	416	7
* Covenant Transportation Group Inc. Class A	1,152	4
* Astronics Corp. Class B	85	3
Compx International Inc.	108	2
		37,038
Information Technology (16.8%)
* Parametric Technology Corp.	23,207	620
Jack Henry & Associates Inc.	16,815	567
* Concur Technologies Inc.	8,693	512
* Wright Express Corp.	7,549	467
ADTRAN Inc.	12,641	446
* CommVault Systems Inc.	8,608	444
* QLIK Technologies Inc.	13,759	416
* SolarWinds Inc.	11,137	415
* Anixter International Inc.	5,666	394
* Aruba Networks Inc.	17,550	379
* Taleo Corp. Class A	8,027	368
* Semtech Corp.	12,754	366
* Finisar Corp.	17,521	356
* Microsemi Corp.	16,888	353
* Ultimate Software Group Inc.	5,051	353
* Hittite Microwave Corp.	6,125	350
Cognex Corp.	8,104	346
* Aspen Technology Inc.	16,539	340
* Cavium Inc.	9,467	338
* FEI Co.	7,564	337
InterDigital Inc.	8,866	336
* Viasat Inc.	7,091	327
* ValueClick Inc.	15,381	320
Plantronics Inc.	8,504	317
* Universal Display Corp.	7,519	311
MKS Instruments Inc.	10,216	306
* Cirrus Logic Inc.	12,945	305
* CACI International Inc. Class A	5,161	305
* ACI Worldwide Inc.	7,643	289
* Mentor Graphics Corp.	18,823	285
MAXIMUS Inc.	6,784	283
Fair Isaac Corp.	6,978	282
* Progress Software Corp.	12,119	281
* Arris Group Inc.	24,194	276
Blackbaud Inc.	8,699	274
* Cymer Inc.	5,965	274
* Netgear Inc.	7,155	269
Sapient Corp.	21,354	267
j2 Global Inc.	8,989	266
* Convergys Corp.	20,565	265
* TiVo Inc.	23,305	262
* RF Micro Devices Inc.	53,976	257
* Coherent Inc.	4,612	256
* NetSuite Inc.	5,320	254
* Sourcefire Inc.	5,558	250
* Plexus Corp.	6,949	241
* Entegris Inc.	26,262	237
* Synaptics Inc.	6,285	231
* Cabot Microelectronics Corp.	4,596	231
* Cardtronics Inc.	8,419	224
* DealerTrack Holdings Inc.	8,037	224
* OpenTable Inc.	4,602	223
Littelfuse Inc.	4,213	223
* Acxiom Corp.	15,863	223

24

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Quest Software Inc.	11,092	222
* Take-Two Interactive Software Inc.	14,368	222
* OSI Systems Inc.	3,724	220
* Tyler Technologies Inc.	5,808	219
* Veeco Instruments Inc.	7,963	215
Heartland Payment Systems Inc.	7,534	213
* MicroStrategy Inc. Class A	1,561	212
* GT Advanced Technologies Inc.	24,610	211
Power Integrations Inc.	5,636	210
* JDA Software Group Inc.	8,270	207
* TriQuint Semiconductor Inc.	32,101	207
* SYNNEX Corp.	4,916	203
* Integrated Device Technology Inc.	28,965	200
* Bottomline Technologies Inc.	7,021	197
* Scansource Inc.	5,279	195
* Benchmark Electronics Inc.	11,868	195
* Euronet Worldwide Inc.	10,010	193
* Omnivision Technologies Inc.	11,332	186
* Manhattan Associates Inc.	3,994	185
* 3D Systems Corp.	8,193	184
* Sanmina-SCI Corp.	15,738	183
* Emulex Corp.	17,154	179
* Insight Enterprises Inc.	8,577	179
* FARO Technologies Inc.	3,194	177
* Constant Contact Inc.	5,759	174
* Synchronoss Technologies Inc.	5,165	173
* VirnetX Holding Corp.	7,957	172
* Diodes Inc.	6,903	171
* Tessera Technologies Inc.	9,992	168
* Advent Software Inc.	6,415	165
* Infinera Corp.	20,497	163
Earthlink Inc.	21,570	161
* BroadSoft Inc.	4,407	160
* Liquidity Services Inc.	3,683	159
* Kulicke & Soffa Industries Inc.	14,117	159
* Unisys Corp.	8,438	158
* LivePerson Inc.	10,327	156
Brooks Automation Inc.	12,969	155
* Netscout Systems Inc.	7,300	155
Syntel Inc.	3,020	155
Mantech International Corp. Class A	4,569	153
* Loral Space & Communications Inc.	2,143	153
* Lattice Semiconductor Corp.	23,095	152
* Stratasys Inc.	4,130	152
NIC Inc.	12,543	152
MTS Systems Corp.	3,059	150
* Volterra Semiconductor Corp.	4,815	148
* LogMeIn Inc.	3,995	147
* Electronics for Imaging Inc.	9,153	146
* Kenexa Corp.	5,178	144
* Ancestry.com Inc.	6,209	141
* comScore Inc.	6,250	137
* ATMI Inc.	6,205	137
* Rambus Inc.	19,252	136
* Ultratech Inc.	4,931	134
* Websense Inc.	7,368	133
* Harmonic Inc.	22,506	133
Ebix Inc.	5,651	132
* Rofin-Sinar Technologies Inc.	5,577	131
* Digital River Inc.	7,320	129
Comtech Telecommunications Corp.	3,989	129
* Spansion Inc. Class A	9,865	126
* Newport Corp.	7,346	123
* Amkor Technology Inc.	18,967	121

25

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Sonus Networks Inc.	41,370	121
* TTM Technologies Inc.	10,188	119
* RealPage Inc.	5,945	118
* Brightpoint Inc.	13,371	118
* Quantum Corp.	44,193	116
* Rogers Corp.	3,131	116
Park Electrochemical Corp.	4,064	116
* Standard Microsystems Corp.	4,512	115
* Verint Systems Inc.	4,153	114
* Ceva Inc.	4,517	111
* OCZ Technology Group Inc.	12,855	110
* Monolithic Power Systems Inc.	5,873	109
* CSG Systems International Inc.	6,786	109
* Bankrate Inc.	4,509	108
* iGate Corp.	6,066	106
Micrel Inc.	9,885	105
* Ixia	7,571	105
* Entropic Communications Inc.	16,798	104
* Advanced Energy Industries Inc.	8,540	102
* SS&C Technologies Holdings Inc.	4,944	102
* Maxwell Technologies Inc.	5,480	100
* Monotype Imaging Holdings Inc.	7,012	98
* DTS Inc.	3,412	96
* Measurement Specialties Inc.	2,933	95
Xyratex Ltd.	5,553	95
* RealD Inc.	8,051	95
Badger Meter Inc.	2,952	95
Black Box Corp.	3,524	95
* Forrester Research Inc.	2,886	93
* Super Micro Computer Inc.	5,549	92
Pegasystems Inc.	3,260	92
* TNS Inc.	4,993	92
* InfoSpace Inc.	7,731	90
* Higher One Holdings Inc.	6,000	88
* ExlService Holdings Inc.	3,169	88
United Online Inc.	17,379	88
* Checkpoint Systems Inc.	7,860	87
* Intermec Inc.	11,645	87
* Accelrys Inc.	10,860	86
* Mercury Computer Systems Inc.	5,917	85
* Dice Holdings Inc.	9,496	84
* Applied Micro Circuits Corp.	12,423	84
* Photronics Inc.	11,526	81
OPNET	2,823	81
* Silicon Image Inc.	15,586	81
* Interactive Intelligence Group Inc.	2,794	78
* Kemet Corp.	8,656	78
* Internap Network Services Corp.	10,247	77
* KIT Digital Inc.	7,541	76
* TeleTech Holdings Inc.	4,972	76
* Web.com Group Inc.	5,699	75
* PROS Holdings Inc.	4,216	74
* Sycamore Networks Inc.	3,918	72
* Fabrinet	4,001	72
EPIQ Systems Inc.	6,158	71
* Global Cash Access Holdings Inc.	12,646	70
Cass Information Systems Inc.	1,817	70
* STEC Inc.	7,208	70
* Nanometrics Inc.	3,948	69
* Saba Software Inc.	5,840	68
* Move Inc.	7,780	68
CTS Corp.	6,731	67
* Calix Inc.	7,377	67
* Extreme Networks	18,054	67

26

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

			Market
			Value
		Shares	($000)
	Electro Rent Corp.	3,682	66
	Methode Electronics Inc.	7,243	66
*	LTX-Credence Corp.	9,698	65
*	Globecomm Systems Inc.	4,397	64
*	Oplink Communications Inc.	3,830	63
*	Avid Technology Inc.	5,809	62
	Electro Scientific Industries Inc.	4,428	61
*	Rudolph Technologies Inc.	6,206	61
	Daktronics Inc.	6,788	61
*	Inphi Corp.	4,234	61
*	LoopNet Inc.	3,252	60
*	Zygo Corp.	3,118	60
*	MIPS Technologies Inc. Class A	10,302	59
*	Silicon Graphics International Corp.	6,076	59
*	GSI Group Inc.	5,068	58
*	Power-One Inc.	13,349	58
*	Perficient Inc.	4,738	57
	Keynote Systems Inc.	2,873	57
*	Cray Inc.	7,094	57
*	IXYS Corp.	4,737	57
*	QuinStreet Inc.	5,402	56
*	Digi International Inc.	4,968	56
*	Integrated Silicon Solution Inc.	5,248	56
*	CIBER Inc.	12,538	55
*	Procera Networks Inc.	2,822	55
*	Stamps.com Inc.	2,078	54
	Cohu Inc.	4,714	53
*	Anaren Inc.	2,964	52
*	XO Group Inc.	5,618	51
*	Formfactor Inc.	9,931	51
*	Exar Corp.	7,175	50
*	NVE Corp.	937	50
*	Symmetricom Inc.	8,483	50
*	ShoreTel Inc.	9,248	50
*	Deltek Inc.	4,352	48
*	VASCO Data Security International Inc.	5,299	48
*	Kopin Corp.	13,302	48
	ModusLink Global Solutions Inc.	8,587	48
*	Envestnet Inc.	3,754	47
*	Vocus Inc.	3,454	47
*	Multi-Fineline Electronix Inc.	1,772	47
*	Limelight Networks Inc.	12,341	46
*	Cornerstone OnDemand Inc.	2,237	46
*	Virtusa Corp.	2,965	46
*	Actuate Corp.	7,458	45
*,^	Ubiquiti Networks Inc.	1,710	45
*	Computer Task Group Inc.	2,964	44
*	Callidus Software Inc.	5,879	44
*	Mindspeed Technologies Inc.	6,566	43
*	Oclaro Inc.	9,894	43
*	Aeroflex Holding Corp.	3,890	43
*	STR Holdings Inc.	5,925	42
	RealNetworks Inc.	4,136	42
*	Echo Global Logistics Inc.	2,209	41
*	SPS Commerce Inc.	1,652	41
*	Openwave Systems Inc.	16,708	40
*	Imperva Inc.	1,079	40
*	Active Network Inc.	2,410	39
*	Zix Corp.	13,018	38
*	Pericom Semiconductor Corp.	4,908	38
*	Tangoe Inc.	2,010	38
*	Supertex Inc.	2,017	37
*	Convio Inc.	2,373	37
	American Software Inc. Class A	4,454	37

27

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

			Market
			Value
		Shares	($000)
*	PDF Solutions Inc.	4,590	37
*	IntraLinks Holdings Inc.	6,266	37
*	Imation Corp.	5,890	37
*	MoneyGram International Inc.	2,050	37
*	Ultra Clean Holdings	4,461	36
*	SciQuest Inc.	2,419	36
*	Immersion Corp.	5,594	36
	Bel Fuse Inc. Class B	2,062	36
*	AXT Inc.	6,269	36
*	Sigma Designs Inc.	6,236	36
*	Seachange International Inc.	5,184	35
*	Vishay Precision Group Inc.	2,412	35
*	Intevac Inc.	4,478	35
*	Glu Mobile Inc.	9,302	35
*	ServiceSource International Inc.	2,061	35
*	Axcelis Technologies Inc.	20,802	35
*	Digimarc Corp.	1,229	34
*	Anadigics Inc.	13,221	34
	Richardson Electronics Ltd.	2,765	34
*	Echelon Corp.	6,884	34
*	Wave Systems Corp. Class A	16,245	33
	DDi Corp.	2,959	32
*,^	Angie's List Inc.	1,988	32
*	support.com Inc.	9,506	31
*	Lionbridge Technologies Inc.	12,077	31
*	Aviat Networks Inc.	11,885	31
*	Rubicon Technology Inc.	3,437	31
*	InvenSense Inc.	1,961	31
*	PLX Technology Inc.	8,729	31
*	FSI International Inc.	7,588	30
*	LeCroy Corp.	3,215	29
*	DSP Group Inc.	4,591	29
*	Guidance Software Inc.	2,528	29
*	Hackett Group Inc.	5,968	29
*	Alpha & Omega Semiconductor Ltd.	2,881	29
*	Radisys Corp.	3,808	29
*	Travelzoo Inc.	1,085	28
*	Agilysys Inc.	3,320	27
*	KVH Industries Inc.	2,917	27
*	Zillow Inc.	806	26
	Pulse Electronics Corp.	8,157	25
*	MoSys Inc.	6,398	24
*	TeleCommunication Systems Inc. Class A	9,095	24
*	Westell Technologies Inc. Class A	10,410	24
*	X-Rite Inc.	5,173	23
*	ePlus Inc.	712	23
*	Responsys Inc.	1,859	22
*	ORBCOMM Inc.	6,791	22
*	TeleNav Inc.	3,230	22
*	Novatel Wireless Inc.	6,284	22
*	PRGX Global Inc.	3,830	21
	Rimage Corp.	1,863	20
*	TechTarget Inc.	2,862	20
*	Rosetta Stone Inc.	2,151	19
	Communications Systems Inc.	1,304	19
*	Emcore Corp.	4,330	19
*	Numerex Corp. Class A	1,882	18
*	GSI Technology Inc.	3,954	18
	Marchex Inc. Class B	4,189	18
*	Smith Micro Software Inc.	7,033	18
	QAD Inc. Class A	1,291	18
*	FalconStor Software Inc.	6,115	17
*	MaxLinear Inc.	3,158	17
*	Identive Group Inc.	7,638	17

28

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Amtech Systems Inc.	1,878	16
PC Connection Inc.	1,825	16
* SRS Labs Inc.	2,428	16
* Dynamics Research Corp.	1,753	16
* Dot Hill Systems Corp.	11,043	15
* Carbonite Inc.	1,447	14
* Ellie Mae Inc.	1,656	14
* Intermolecular Inc.	1,938	12
* eMagin Corp.	3,691	12
* Demand Media Inc.	1,612	11
* Viasystems Group Inc.	559	10
* Motricity Inc.	7,536	10
* Meru Networks Inc.	2,106	10
* Microvision Inc.	3,007	10
* NCI Inc. Class A	1,303	9
* NeoPhotonics Corp.	1,692	9
* Opnext Inc.	8,541	9
* Powerwave Technologies Inc.	4,782	7
* THQ Inc.	9,809	5
* Stream Global Services Inc.	1,235	4
* Quepasa Corp.	907	4
* FriendFinder Networks Inc.	200	—
		39,198
Materials (4.7%)
* Coeur d'Alene Mines Corp.	17,433	496
Sensient Technologies Corp.	9,786	362
Olin Corp.	15,577	328
NewMarket Corp.	1,761	321
* Stillwater Mining Co.	22,531	320
* Chemtura Corp.	18,824	292
HB Fuller Co.	9,662	291
Hecla Mining Co.	54,578	277
Eagle Materials Inc.	8,697	273
Buckeye Technologies Inc.	7,798	266
PolyOne Corp.	18,255	245
Minerals Technologies Inc.	3,571	231
Schweitzer-Mauduit International Inc.	3,149	221
* Thompson Creek Metals Co. Inc.	29,858	217
* Georgia Gulf Corp.	6,640	214
Innophos Holdings Inc.	4,242	214
* Louisiana-Pacific Corp.	25,833	211
* SunCoke Energy Inc.	13,807	198
Worthington Industries Inc.	10,508	177
Globe Specialty Metals Inc.	12,320	175
* Kraton Performance Polymers Inc.	6,234	173
* Calgon Carbon Corp.	11,038	167
* OM Group Inc.	6,060	167
* Graphic Packaging Holding Co.	31,246	165
A Schulman Inc.	6,031	156
* Clearwater Paper Corp.	4,517	155
* KapStone Paper and Packaging Corp.	7,660	154
Kaiser Aluminum Corp.	3,182	154
Balchem Corp.	5,640	154
Koppers Holdings Inc.	4,040	152
Texas Industries Inc.	4,466	151
Haynes International Inc.	2,385	151
Boise Inc.	17,924	147
* LSB Industries Inc.	3,601	145
* Innospec Inc.	4,648	144
AMCOL International Corp.	4,777	140
Stepan Co.	1,589	139
Deltic Timber Corp.	2,109	138
Gold Resource Corp.	5,570	136
PH Glatfelter Co.	8,552	133

29

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* RTI International Metals Inc.	5,919	133
* Materion Corp.	4,002	117
* Flotek Industries Inc.	9,790	110
Tredegar Corp.	4,681	109
* McEwen Mining Inc.	20,669	108
Quaker Chemical Corp.	2,511	103
* Jaguar Mining Inc.	16,543	102
* Century Aluminum Co.	10,112	99
* Golden Star Resources Ltd.	50,694	98
* Horsehead Holding Corp.	8,564	98
* Ferro Corp.	16,971	94
* TPC Group Inc.	2,601	90
Wausau Paper Corp.	9,642	90
Neenah Paper Inc.	2,926	82
Myers Industries Inc.	5,869	78
American Vanguard Corp.	4,380	72
Hawkins Inc.	1,703	66
* Zoltek Cos. Inc.	5,446	66
Zep Inc.	4,302	65
* Paramount Gold and Silver Corp.	22,964	59
Noranda Aluminum Holding Corp.	4,455	53
* Vista Gold Corp.	13,928	49
* General Moly Inc.	13,219	48
* Universal Stainless & Alloy	1,393	47
* Golden Minerals Co.	5,468	46
* Omnova Solutions Inc.	8,870	45
Olympic Steel Inc.	1,793	42
FutureFuel Corp.	3,661	40
* AM Castle & Co.	3,277	38
* Headwaters Inc.	11,923	36
* Spartech Corp.	6,053	35
* Landec Corp.	5,174	33
* United States Lime & Minerals Inc.	510	31
* Metals USA Holdings Corp.	2,272	30
* Midway Gold Corp.	16,812	30
* AEP Industries Inc.	842	29
* US Silica Holdings Inc.	1,708	29
* Senomyx Inc.	7,759	27
KMG Chemicals Inc.	1,407	24
* Revett Minerals Inc.	4,913	23
Chase Corp.	1,256	18
* US Energy Corp. Wyoming	4,809	16
* Handy & Harman Ltd.	1,143	14
* Verso Paper Corp.	1,482	2
		10,974
Telecommunication Services (0.8%)
* AboveNet Inc.	4,536	316
* Cogent Communications Group Inc.	8,986	166
* Cincinnati Bell Inc.	38,975	146
* Leap Wireless International Inc.	11,974	125
Consolidated Communications Holdings Inc.	5,125	97
* Premiere Global Services Inc.	10,243	89
* General Communication Inc. Class A	8,125	86
Atlantic Tele-Network Inc.	1,838	70
* Neutral Tandem Inc.	6,159	69
NTELOS Holdings Corp.	2,947	68
* Iridium Communications Inc.	8,543	65
* Vonage Holdings Corp.	27,176	65
SureWest Communications	2,757	62
USA Mobility Inc.	4,334	59
* 8x8 Inc.	12,178	52
Shenandoah Telecommunications Co.	4,660	47
* Cbeyond Inc.	5,477	42
Lumos Networks Corp.	2,947	38

30

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* inContact Inc.	6,017	32
Alaska Communications Systems Group Inc.	8,856	28
HickoryTech Corp.	2,620	28
IDT Corp. Class B	2,724	25
* Towerstream Corp.	8,300	24
* Globalstar Inc.	20,493	17
* Fairpoint Communications Inc.	4,256	16
* Boingo Wireless Inc.	1,126	11
		1,843
Utilities (3.3%)
Cleco Corp.	11,920	459
Piedmont Natural Gas Co. Inc.	14,032	455
WGL Holdings Inc.	10,013	409
IDACORP Inc.	9,688	392
Southwest Gas Corp.	8,962	382
New Jersey Resources Corp.	8,087	378
Portland General Electric Co.	14,724	363
UIL Holdings Corp.	9,877	348
Atlantic Power Corp.	22,182	321
South Jersey Industries Inc.	5,855	304
PNM Resources Inc.	15,571	280
Avista Corp.	11,265	278
El Paso Electric Co.	8,231	269
Unisource Energy Corp.	7,174	264
Allete Inc.	6,233	259
Black Hills Corp.	7,703	253
NorthWestern Corp.	7,087	246
Northwest Natural Gas Co.	5,214	239
CH Energy Group Inc.	3,038	203
MGE Energy Inc.	4,518	198
Laclede Group Inc.	4,380	180
Empire District Electric Co.	8,166	163
California Water Service Group	8,186	157
Otter Tail Corp.	7,070	150
American States Water Co.	3,659	135
Central Vermont Public Service Corp.	2,627	93
Chesapeake Utilities Corp.	1,873	77
Ormat Technologies Inc.	3,519	71
SJW Corp.	2,765	66
Unitil Corp.	2,143	57
Middlesex Water Co.	3,057	56
Connecticut Water Service Inc.	1,684	49
York Water Co.	2,494	43
Artesian Resources Corp. Class A	1,429	27
* Dynegy Inc. Class A	20,187	26
Genie Energy Ltd. Class B	2,724	26
* Cadiz Inc.	2,364	25
Consolidated Water Co. Ltd.	2,855	24

		7,725
Total Common Stocks (Cost $227,023)		233,611

31

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (12.0%)[1]
Money Market Fund (11.9%)
2,3	Vanguard Market Liquidity Fund	0.111%		27,735,991	27,736

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Federal Home Loan Bank Discount Notes	0.133%	3/14/12	100	100
5,6	Freddie Mac Discount Notes	0.050%	4/4/12	100	100
	United States Treasury Note/Bond	4.500%	4/30/12	100	101

					301
Total Temporary Cash Investments (Cost $28,037)					28,037
Total Investments (112.0%) (Cost $255,060)					261,648
Other Assets and Liabilities—Net (-12.0%)[3]					(27,948)
Net Assets (100%)					233,700

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $123,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 12.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $135,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

32

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Common Stocks (98.7%)[1]
Consumer Discretionary (11.9%)
Rent-A-Center Inc.	1,192	42
Men's Wearhouse Inc.	864	33
* Cabela's Inc.	873	31
* Genesco Inc.	428	29
* Domino's Pizza Inc.	730	28
* Saks Inc.	2,338	27
* Childrens Place Retail Stores Inc.	530	27
* Iconix Brand Group Inc.	1,477	27
* Live Nation Entertainment Inc.	2,852	27
Meredith Corp.	731	24
Group 1 Automotive Inc.	461	24
* Pier 1 Imports Inc.	1,350	23
* Collective Brands Inc.	1,263	23
Bob Evans Farms Inc.	609	22
* Gaylord Entertainment Co.	732	22
Penske Automotive Group Inc.	898	22
Regis Corp.	1,188	21
* Helen of Troy Ltd.	619	20
* Jack in the Box Inc.	841	20
* Orient-Express Hotels Ltd. Class A	1,920	19
MDC Holdings Inc.	756	19
* New York Times Co. Class A	2,816	19
* Office Depot Inc.	5,590	18
KB Home	1,551	18
* Liz Claiborne Inc.	1,803	18
Finish Line Inc. Class A	722	17
Scholastic Corp.	536	16
Ryland Group Inc.	895	16
Jones Group Inc.	1,644	16
PEP Boys-Manny Moe & Jack	1,061	16
* Asbury Automotive Group Inc.	588	15
International Speedway Corp. Class A	594	15
* La-Z-Boy Inc.	1,045	15
* Meritage Homes Corp.	563	15
* Ascent Capital Group Inc. Class A	288	14
Sonic Automotive Inc. Class A	810	14
* Charming Shoppes Inc.	2,342	13
* Pinnacle Entertainment Inc.	1,173	13
* Quiksilver Inc.	2,614	12
* American Axle & Manufacturing Holdings Inc.	1,057	12
Matthews International Corp. Class A	366	11
American Greetings Corp. Class A	727	11
Sinclair Broadcast Group Inc. Class A	943	11
Lithia Motors Inc. Class A	445	11
Fred's Inc. Class A	751	10
* Ruby Tuesday Inc.	1,312	10
Stewart Enterprises Inc. Class A	1,587	10
Churchill Downs Inc.	186	10
* OfficeMax Inc.	1,731	10
* Skechers U.S.A. Inc. Class A	755	10
* Biglari Holdings Inc.	23	9
Belo Corp. Class A	1,315	9
* Standard Pacific Corp.	2,139	9
Stage Stores Inc.	625	9
Brown Shoe Co. Inc.	851	9
Standard Motor Products Inc.	397	9
* Arctic Cat Inc.	245	9
* Boyd Gaming Corp.	1,104	9
* Fuel Systems Solutions Inc.	335	9
Superior Industries International Inc.	472	9
* Modine Manufacturing Co.	938	9

33

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Jakks Pacific Inc.	548	9
Callaway Golf Co.	1,298	9
Ethan Allen Interiors Inc.	316	8
Core-Mark Holding Co. Inc.	198	8
Harte-Hanks Inc.	892	8
* Barnes & Noble Inc.	585	8
* Warnaco Group Inc.	129	8
HOT Topic Inc.	838	7
Movado Group Inc.	349	7
* Corinthian Colleges Inc.	1,570	7
Bebe Stores Inc.	774	7
Blyth Inc.	105	7
* Drew Industries Inc.	238	7
* Carter's Inc.	134	7
Vail Resorts Inc.	152	6
* Wet Seal Inc. Class A	1,818	6
* Cavco Industries Inc.	138	6
* EW Scripps Co. Class A	625	6
* Leapfrog Enterprises Inc.	835	6
* Scientific Games Corp. Class A	558	6
* Multimedia Games Holding Co. Inc.	543	6
* Central European Media Enterprises Ltd. Class A	738	6
* Kirkland's Inc.	337	5
* Fisher Communications Inc.	179	5
Marcus Corp.	411	5
* Shoe Carnival Inc.	185	5
* Beazer Homes USA Inc.	1,534	5
* VOXX International Corp. Class A	364	5
* M/I Homes Inc.	378	5
* Select Comfort Corp.	144	4
* Perry Ellis International Inc.	242	4
* Smith & Wesson Holding Corp.	803	4
Haverty Furniture Cos. Inc.	379	4
* Talbots Inc.	1,408	4
* Journal Communications Inc. Class A	870	4
* Life Time Fitness Inc.	81	4
* Systemax Inc.	206	4
* Stein Mart Inc.	554	4
* hhgregg Inc.	346	4
* America's Car-Mart Inc.	88	4
Columbia Sportswear Co.	78	4
Lincoln Educational Services Corp.	455	4
Spartan Motors Inc.	672	4
* MarineMax Inc.	469	4
Speedway Motorsports Inc.	238	4
* O'Charleys Inc.	371	4
* Ruth's Hospitality Group Inc.	589	4
* Universal Electronics Inc.	187	4
* Conn's Inc.	275	4
Cinemark Holdings Inc.	174	4
* Exide Technologies	1,171	3
Big 5 Sporting Goods Corp.	443	3
* Hovnanian Enterprises Inc. Class A	1,234	3
* Entercom Communications Corp. Class A	488	3
Weyco Group Inc.	144	3
Mac-Gray Corp.	240	3
* Steinway Musical Instruments Inc.	133	3
* Citi Trends Inc.	302	3
Benihana Inc. Class A	314	3
CSS Industries Inc.	164	3
* West Marine Inc.	298	3
* Black Diamond Inc.	378	3
* Francesca's Holdings Corp.	134	3
* Shuffle Master Inc.	207	3

34

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Tuesday Morning Corp.	868	3
* McClatchy Co. Class A	1,163	3
* Dana Holding Corp.	175	3
* Saga Communications Inc. Class A	73	3
* Casual Male Retail Group Inc.	849	3
* Isle of Capri Casinos Inc.	411	3
* Mattress Firm Holding Corp.	77	3
Martha Stewart Living Omnimedia Class A	547	2
* Town Sports International Holdings Inc.	238	2
* Caribou Coffee Co. Inc.	143	2
Lifetime Brands Inc.	200	2
* Unifi Inc.	281	2
* Denny's Corp.	551	2
* Red Lion Hotels Corp.	296	2
* LIN TV Corp. Class A	549	2
* Teavana Holdings Inc.	96	2
RG Barry Corp.	156	2
* Delta Apparel Inc.	129	2
* Cumulus Media Inc. Class A	608	2
* Zale Corp.	648	2
* Gray Television Inc.	998	2
Outdoor Channel Holdings Inc.	291	2
* Motorcar Parts of America Inc.	244	2
* Pacific Sunwear of California Inc.	956	2
* Monarch Casino & Resort Inc.	190	2
* Luby's Inc.	378	2
* Build-A-Bear Workshop Inc.	337	2
* Skullcandy Inc.	126	2
AH Belo Corp. Class A	376	2
* K-Swiss Inc. Class A	528	2
* Cost Plus Inc.	133	2
* Sealy Corp.	996	2
* Summer Infant Inc.	275	2
* Kenneth Cole Productions Inc. Class A	103	2
* Orbitz Worldwide Inc.	431	2
* Johnson Outdoors Inc. Class A	94	2
Christopher & Banks Corp.	721	2
* Nexstar Broadcasting Group Inc. Class A	176	1
* Morgans Hotel Group Co.	283	1
Ambassadors Group Inc.	275	1
Cracker Barrel Old Country Store Inc.	25	1
Texas Roadhouse Inc. Class A	82	1
* Coldwater Creek Inc.	1,452	1
* Furniture Brands International Inc.	845	1
* 1-800-Flowers.com Inc. Class A	494	1
* New York & Co. Inc.	513	1
PF Chang's China Bistro Inc.	34	1
* Digital Generation Inc.	129	1
Bon-Ton Stores Inc.	248	1
Skyline Corp.	139	1
* Red Robin Gourmet Burgers Inc.	32	1
* School Specialty Inc.	325	1
* Archipelago Learning Inc.	112	1
Shiloh Industries Inc.	109	1
* Cambium Learning Group Inc.	334	1
* Crown Media Holdings Inc. Class A	671	1
* Knology Inc.	45	1
Entravision Communications Corp. Class A	383	1
Marine Products Corp.	84	1
World Wrestling Entertainment Inc. Class A	57	1
* Valuevision Media Inc. Class A	166	—
Cherokee Inc.	22	—
Einstein Noah Restaurant Group Inc.	16	—
* Dial Global Inc.	83	—

35

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Digital Domain Media Group Inc.	35	—
* Gordmans Stores Inc.	5	—
* Global Sources Ltd.	10	—
Value Line Inc.	3	—
		1,445
Consumer Staples (2.9%)
Sanderson Farms Inc.	454	22
* Hain Celestial Group Inc.	542	22
Snyders-Lance Inc.	970	22
Universal Corp.	469	22
Ruddick Corp.	454	19
* TreeHouse Foods Inc.	301	17
Fresh Del Monte Produce Inc.	753	17
* Rite Aid Corp.	10,967	17
* Prestige Brands Holdings Inc.	1,013	17
Andersons Inc.	373	16
* Winn-Dixie Stores Inc.	1,125	11
Cal-Maine Foods Inc.	269	10
B&G Foods Inc. Class A	413	10
Weis Markets Inc.	222	9
* Chiquita Brands International Inc.	915	9
* Central Garden and Pet Co. Class A	851	8
Spartan Stores Inc.	455	8
* Pilgrim's Pride Corp.	1,230	8
Nash Finch Co.	244	7
* Alliance One International Inc.	1,754	6
* Central European Distribution Corp.	1,465	6
* Dole Food Co. Inc.	588	6
Vector Group Ltd.	307	6
* Pantry Inc.	429	5
* Susser Holdings Corp.	191	5
* Seneca Foods Corp. Class A	186	5
Ingles Markets Inc. Class A	254	5
Village Super Market Inc. Class A	127	4
* Smart Balance Inc.	631	4
* Elizabeth Arden Inc.	93	3
* Revlon Inc. Class A	219	3
* Omega Protein Corp.	352	3
* Nutraceutical International Corp.	186	2
* Spectrum Brands Holdings Inc.	70	2
* Schiff Nutrition International Inc.	176	2
* Chefs' Warehouse Inc.	91	2
Oil-Dri Corp. of America	86	2
* Farmer Bros Co.	129	1
Imperial Sugar Co.	247	1
MGP Ingredients Inc.	225	1
Griffin Land & Nurseries Inc.	50	1
Alico Inc.	50	1
* Craft Brew Alliance Inc.	163	1
* Star Scientific Inc.	246	1
Tootsie Roll Industries Inc.	37	1
* Harbinger Group Inc.	182	1
Arden Group Inc.	9	1
* Primo Water Corp.	96	—
		352
Energy (4.6%)
* Helix Energy Solutions Group Inc.	2,158	41
Bristow Group Inc.	739	35
* Bill Barrett Corp.	886	26
World Fuel Services Corp.	620	26
* Swift Energy Co.	859	26
* Hornbeck Offshore Services Inc.	627	26
* SemGroup Corp. Class A	851	24
* Gulfmark Offshore Inc.	393	20

36

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Exterran Holdings Inc.	1,288	19
* Cloud Peak Energy Inc.	971	17
* Petroleum Development Corp.	471	15
* Comstock Resources Inc.	956	15
Nordic American Tankers Ltd.	1,070	15
* Parker Drilling Co.	2,341	15
* Newpark Resources Inc.	1,693	13
* Tetra Technologies Inc.	1,378	12
Ship Finance International Ltd.	907	12
* Hercules Offshore Inc.	2,320	12
* Energy Partners Ltd.	583	10
* Endeavour International Corp.	748	9
* GeoResources Inc.	247	8
Gulf Island Fabrication Inc.	247	7
* Vaalco Energy Inc.	908	7
Knightsbridge Tankers Ltd.	443	7
* Matrix Service Co.	449	6
* PHI Inc.	263	6
Frontline Ltd.	1,038	6
* Heckmann Corp.	1,036	5
* Petroquest Energy Inc.	864	5
* Approach Resources Inc.	150	5
* BPZ Resources Inc.	1,559	5
* Venoco Inc.	456	5
Overseas Shipholding Group Inc.	536	5
* Warren Resources Inc.	1,207	5
Teekay Tankers Ltd. Class A	1,065	5
* Vantage Drilling Co.	3,518	5
* Harvest Natural Resources Inc.	685	5
Penn Virginia Corp.	920	4
* Key Energy Services Inc.	262	4
* Dawson Geophysical Co.	116	4
* Green Plains Renewable Energy Inc.	367	4
* James River Coal Co.	716	4
* Scorpio Tankers Inc.	606	4
* REX American Resources Corp.	124	4
Delek US Holdings Inc.	287	4
* Natural Gas Services Group Inc.	246	3
* Gastar Exploration Ltd.	1,169	3
* Triangle Petroleum Corp.	449	3
* USEC Inc.	2,338	3
* Mitcham Industries Inc.	116	3
* Willbros Group Inc.	638	3
* Pioneer Drilling Co.	265	3
* Miller Energy Resources Inc.	626	3
* C&J Energy Services Inc.	115	2
* Cal Dive International Inc.	738	2
* Union Drilling Inc.	306	2
* Tesco Corp.	114	2
* Westmoreland Coal Co.	146	2
* GMX Resources Inc.	821	1
DHT Holdings Inc.	1,298	1
* Crimson Exploration Inc.	440	1
Crosstex Energy Inc.	87	1
* Rex Energy Corp.	101	1
Western Refining Inc.	59	1
* L&L Energy Inc.	449	1
* CAMAC Energy Inc.	1,158	1
* Solazyme Inc.	69	1
* Patriot Coal Corp.	123	1
* KiOR Inc.	96	1
* Voyager Oil & Gas Inc.	257	1
Alon USA Energy Inc.	57	1
* Ur-Energy Inc.	419	—

37

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Hallador Energy Co.	7	—
* General Maritime Corp.	2,387	—
		564
Financials (36.6%)
BioMed Realty Trust Inc.	3,114	57
National Retail Properties Inc.	2,121	57
ProAssurance Corp.	620	54
MFA Financial Inc.	7,236	53
Hancock Holding Co.	1,547	53
Post Properties Inc.	1,071	47
LaSalle Hotel Properties	1,726	46
Delphi Financial Group Inc.	978	44
Two Harbors Investment Corp.	4,238	44
Hatteras Financial Corp.	1,523	43
Entertainment Properties Trust	947	43
Alterra Capital Holdings Ltd.	1,840	42
Prosperity Bancshares Inc.	953	42
Invesco Mortgage Capital Inc.	2,347	40
* SVB Financial Group	678	40
Starwood Property Trust Inc.	1,889	37
CBL & Associates Properties Inc.	2,067	36
FirstMerit Corp.	2,212	35
Susquehanna Bancshares Inc.	3,798	35
Colonial Properties Trust	1,692	35
DiamondRock Hospitality Co.	3,389	34
* CNO Financial Group Inc.	4,495	33
First American Financial Corp.	2,132	33
Healthcare Realty Trust Inc.	1,585	33
FNB Corp.	2,774	33
Iberiabank Corp.	602	32
Webster Financial Corp.	1,458	32
American Campus Communities Inc.	767	32
* Ocwen Financial Corp.	1,946	31
Kilroy Realty Corp.	700	31
Extra Space Storage Inc.	1,162	31
CYS Investments Inc.	2,258	31
Trustmark Corp.	1,295	31
United Bankshares Inc.	1,025	30
Washington REIT	995	29
Umpqua Holdings Corp.	2,323	29
DCT Industrial Trust Inc.	4,973	28
CubeSmart	2,487	28
Apollo Investment Corp.	3,965	28
Platinum Underwriters Holdings Ltd.	762	27
UMB Financial Corp.	648	27
* Knight Capital Group Inc. Class A	2,034	27
Sovran Self Storage Inc.	566	27
Medical Properties Trust Inc.	2,716	26
Cathay General Bancorp	1,609	26
* Texas Capital Bancshares Inc.	762	26
RLI Corp.	367	26
Northwest Bancshares Inc.	1,979	25
* Stifel Financial Corp.	654	25
Prospect Capital Corp.	2,236	24
Wintrust Financial Corp.	703	24
Old National Bancorp	1,942	23
Capstead Mortgage Corp.	1,712	23
BancorpSouth Inc.	1,910	23
Pebblebrook Hotel Trust	1,044	22
MB Financial Inc.	1,118	22
National Penn Bancshares Inc.	2,539	22
Sun Communities Inc.	535	22
Montpelier Re Holdings Ltd.	1,264	22
* Sunstone Hotel Investors Inc.	2,425	22

38

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Community Bank System Inc.	787	21
Lexington Realty Trust	2,436	21
Equity One Inc.	1,102	21
International Bancshares Corp.	1,089	21
* First Industrial Realty Trust Inc.	1,743	21
Glacier Bancorp Inc.	1,477	20
ARMOUR Residential REIT Inc.	2,814	20
CVB Financial Corp.	1,838	20
First Financial Bancorp	1,197	20
Education Realty Trust Inc.	1,866	19
Selective Insurance Group Inc.	1,111	19
PS Business Parks Inc.	300	19
Redwood Trust Inc.	1,576	18
Cash America International Inc.	393	18
Park National Corp.	258	18
Anworth Mortgage Asset Corp.	2,720	18
PrivateBancorp Inc. Class A	1,209	18
First Midwest Bancorp Inc.	1,496	17
Tower Group Inc.	739	17
* MGIC Investment Corp.	3,765	17
Solar Capital Ltd.	731	17
Columbia Banking System Inc.	792	17
DuPont Fabros Technology Inc.	730	17
Provident Financial Services Inc.	1,213	17
Government Properties Income Trust	710	17
Fifth Street Finance Corp.	1,665	16
Argo Group International Holdings Ltd.	550	16
* Strategic Hotels & Resorts Inc.	2,630	16
* PHH Corp.	1,140	16
* BBCN Bancorp Inc.	1,507	15
LTC Properties Inc.	499	15
Astoria Financial Corp.	1,752	15
Primerica Inc.	606	15
NBT Bancorp Inc.	691	15
Westamerica Bancorporation	318	15
Pennsylvania REIT	1,121	15
Boston Private Financial Holdings Inc.	1,551	15
Franklin Street Properties Corp.	1,416	15
Acadia Realty Trust	688	15
American Equity Investment Life Holding Co.	1,193	14
Bank of the Ozarks Inc.	489	14
BlackRock Kelso Capital Corp.	1,471	14
Hersha Hospitality Trust Class A	2,835	14
EastGroup Properties Inc.	295	14
Horace Mann Educators Corp.	804	14
Harleysville Group Inc.	246	14
Equity Lifestyle Properties Inc.	207	14
Nelnet Inc. Class A	520	14
Infinity Property & Casualty Corp.	250	14
Cousins Properties Inc.	1,837	14
Symetra Financial Corp.	1,361	14
* Enstar Group Ltd.	139	13
Inland Real Estate Corp.	1,553	13
First Potomac Realty Trust	1,008	13
PacWest Bancorp	610	13
National Health Investors Inc.	275	13
CreXus Investment Corp.	1,151	13
* National Financial Partners Corp.	839	13
First Commonwealth Financial Corp.	2,113	13
Brookline Bancorp Inc.	1,358	12
PennantPark Investment Corp.	1,109	12
Employers Holdings Inc.	708	12
Chemical Financial Corp.	553	12
Compass Diversified Holdings	813	12

39

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Oritani Financial Corp.	929	12
S&T Bancorp Inc.	566	12
First Financial Bankshares Inc.	348	12
Independent Bank Corp.	432	12
Associated Estates Realty Corp.	792	12
Retail Opportunity Investments Corp.	1,009	12
* iStar Financial Inc.	1,662	12
* Investors Bancorp Inc.	803	12
Potlatch Corp.	375	12
Amtrust Financial Services Inc.	424	11
Chesapeake Lodging Trust	648	11
* Pinnacle Financial Partners Inc.	688	11
Home Bancshares Inc.	452	11
* Western Alliance Bancorp	1,397	11
Highwoods Properties Inc.	354	11
* Forestar Group Inc.	714	11
Colony Financial Inc.	664	11
KBW Inc.	670	11
Banco Latinoamericano de Comercio Exterior SA	561	11
Main Street Capital Corp.	466	11
Safety Insurance Group Inc.	254	11
Triangle Capital Corp.	547	11
Walter Investment Management Corp.	523	11
City Holding Co.	308	11
ViewPoint Financial Group	702	11
* Sterling Financial Corp.	540	10
Dynex Capital Inc.	1,094	10
* State Bank Financial Corp.	637	10
NorthStar Realty Finance Corp.	1,931	10
* Navigators Group Inc.	219	10
* Greenlight Capital Re Ltd. Class A	437	10
Meadowbrook Insurance Group Inc.	1,073	10
Hercules Technology Growth Capital Inc.	989	10
Radian Group Inc.	2,681	10
* PICO Holdings Inc.	458	10
Advance America Cash Advance Centers Inc.	976	10
PennyMac Mortgage Investment Trust	560	10
Investors Real Estate Trust	1,308	10
Oriental Financial Group Inc.	833	10
RLJ Lodging Trust	555	10
* Investment Technology Group Inc.	831	10
Trustco Bank Corp. NY	1,776	10
Berkshire Hills Bancorp Inc.	418	9
Simmons First National Corp. Class A	349	9
Resource Capital Corp.	1,576	9
WesBanco Inc.	466	9
Ashford Hospitality Trust Inc.	1,051	9
Maiden Holdings Ltd.	1,018	9
FBL Financial Group Inc. Class A	259	9
Sandy Spring Bancorp Inc.	486	9
Dime Community Bancshares Inc.	628	9
United Fire Group Inc.	434	9
SCBT Financial Corp.	281	9
Community Trust Bancorp Inc.	280	9
Ramco-Gershenson Properties Trust	776	9
Coresite Realty Corp.	401	9
* AMERISAFE Inc.	371	8
Lakeland Financial Corp.	327	8
Flushing Financial Corp.	632	8
* Citizens Inc.	764	8
Flagstone Reinsurance Holdings SA	994	8
* Piper Jaffray Cos.	319	8
Sabra Health Care REIT Inc.	538	8
Urstadt Biddle Properties Inc. Class A	403	8

40

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Renasant Corp.	505	8
1st Source Corp.	307	8
First Busey Corp.	1,552	8
* United Community Banks Inc.	836	7
Excel Trust Inc.	624	7
Monmouth Real Estate Investment Corp. Class A	797	7
MCG Capital Corp.	1,553	7
Kennedy-Wilson Holdings Inc.	548	7
First Financial Corp.	225	7
Southside Bancshares Inc.	331	7
* Safeguard Scientifics Inc.	417	7
Banner Corp.	334	7
Rockville Financial Inc.	595	7
OneBeacon Insurance Group Ltd. Class A	447	7
Hudson Pacific Properties Inc.	445	7
Tompkins Financial Corp.	165	7
Washington Trust Bancorp Inc.	288	7
* West Coast Bancorp	389	7
* Hilltop Holdings Inc.	803	7
Winthrop Realty Trust	578	7
Provident New York Bancorp	767	7
Campus Crest Communities Inc.	616	7
TICC Capital Corp.	650	6
TowneBank	490	6
Cardinal Financial Corp.	583	6
Apollo Commercial Real Estate Finance Inc.	414	6
National Western Life Insurance Co. Class A	45	6
* Beneficial Mutual Bancorp Inc.	670	6
* INTL. FCStone Inc.	268	6
MVC Capital Inc.	484	6
* ICG Group Inc.	694	6
* eHealth Inc.	397	6
First Merchants Corp.	517	6
Union First Market Bankshares Corp.	409	6
Bancfirst Corp.	136	6
Sterling Bancorp	624	6
* Hanmi Financial Corp.	639	6
CapLease Inc.	1,371	6
Agree Realty Corp.	230	6
* Ameris Bancorp	479	6
Kite Realty Group Trust	1,122	5
Capital Southwest Corp.	59	5
Camden National Corp.	155	5
GFI Group Inc.	1,423	5
* NewStar Financial Inc.	550	5
StellarOne Corp.	463	5
Cedar Realty Trust Inc.	1,129	5
* Wilshire Bancorp Inc.	1,238	5
Univest Corp. of Pennsylvania	338	5
* Eagle Bancorp Inc.	338	5
* Global Indemnity plc	273	5
Republic Bancorp Inc. Class A	200	5
United Financial Bancorp Inc.	325	5
Hudson Valley Holding Corp.	314	5
Summit Hotel Properties Inc.	550	5
WSFS Financial Corp.	130	5
German American Bancorp Inc.	254	5
* Bancorp Inc.	590	5
Citizens & Northern Corp.	246	5
* Phoenix Cos. Inc.	2,342	5
Stewart Information Services Corp.	367	5
* FelCor Lodging Trust Inc.	1,254	5
Getty Realty Corp.	280	5
Presidential Life Corp.	437	5

41

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Northfield Bancorp Inc.	343	5
Calamos Asset Management Inc. Class A	383	5
First Connecticut Bancorp Inc.	360	5
Arrow Financial Corp.	193	5
Trico Bancshares	284	5
Financial Institutions Inc.	278	5
Territorial Bancorp Inc.	216	5
RAIT Financial Trust	854	5
Great Southern Bancorp Inc.	205	5
SY Bancorp Inc.	206	4
Parkway Properties Inc.	443	4
First Interstate Bancsystem Inc.	318	4
* Central Pacific Financial Corp.	309	4
* OmniAmerican Bancorp Inc.	239	4
Universal Health Realty Income Trust	113	4
Centerstate Banks Inc.	606	4
Heritage Financial Corp.	316	4
Heartland Financial USA Inc.	268	4
MainSource Financial Group Inc.	406	4
* American Safety Insurance Holdings Ltd.	211	4
OceanFirst Financial Corp.	296	4
First of Long Island Corp.	155	4
First Community Bancshares Inc.	320	4
* Virginia Commerce Bancorp Inc.	472	4
Federal Agricultural Mortgage Corp.	198	4
Lakeland Bancorp Inc.	436	4
Washington Banking Co.	310	4
STAG Industrial Inc.	320	4
One Liberty Properties Inc.	224	4
CNB Financial Corp.	248	4
Terreno Realty Corp.	270	4
CoBiz Financial Inc.	656	4
Bank of Marin Bancorp	108	4
National Bankshares Inc.	140	4
* Franklin Financial Corp.	280	4
* Cowen Group Inc. Class A	1,347	4
Fox Chase Bancorp Inc.	294	4
Bank Mutual Corp.	926	4
State Auto Financial Corp.	259	4
Gladstone Capital Corp.	424	4
Ames National Corp.	167	4
Golub Capital BDC Inc.	241	4
* Doral Financial Corp.	2,564	4
Mission West Properties Inc.	358	4
Baldwin & Lyons Inc.	169	4
Oppenheimer Holdings Inc. Class A	209	3
Gladstone Investment Corp.	445	3
Peoples Bancorp Inc.	213	3
Chatham Lodging Trust	279	3
National Interstate Corp.	139	3
* Southwest Bancorp Inc.	392	3
Home Federal Bancorp Inc.	334	3
Westfield Financial Inc.	418	3
FXCM Inc. Class A	350	3
SeaBright Holdings Inc.	403	3
SWS Group Inc.	588	3
NGP Capital Resources Co.	436	3
First Financial Holdings Inc.	334	3
Medallion Financial Corp.	297	3
* BofI Holding Inc.	198	3
* 1st United Bancorp Inc.	549	3
Enterprise Financial Services Corp.	277	3
ESB Financial Corp.	252	3
Bryn Mawr Bank Corp.	163	3

42

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
AG Mortgage Investment Trust Inc.	159	3
* Park Sterling Corp.	695	3
Pacific Continental Corp.	371	3
First Defiance Financial Corp.	197	3
First Bancorp	305	3
Penns Woods Bancorp Inc.	78	3
West Bancorporation Inc.	313	3
Arlington Asset Investment Corp. Class A	130	3
* Metro Bancorp Inc.	280	3
Bank of Kentucky Financial Corp.	117	3
American Capital Mortgage Investment Corp.	134	3
* Flagstar Bancorp Inc.	3,938	3
Alliance Financial Corp.	96	3
Cogdell Spencer Inc.	661	3
Marlin Business Services Corp.	178	3
Kansas City Life Insurance Co.	87	3
Glimcher Realty Trust	277	3
Edelman Financial Group Inc.	409	3
Merchants Bancshares Inc.	97	3
* Seacoast Banking Corp. of Florida	1,460	3
Kohlberg Capital Corp.	385	3
* Harris & Harris Group Inc.	625	3
First Bancorp Inc.	177	3
Solar Senior Capital Ltd.	156	3
* FBR & Co.	1,016	3
Nicholas Financial Inc.	197	3
First Pactrust Bancorp Inc.	217	3
Consolidated-Tomoka Land Co.	85	3
Kearny Financial Corp.	269	2
* Manning & Napier Inc.	197	2
Medley Capital Corp.	224	2
* Encore Bancshares Inc.	169	2
* Gleacher & Co. Inc.	1,587	2
BankFinancial Corp.	425	2
* Bridge Capital Holdings	199	2
THL Credit Inc.	187	2
* Suffolk Bancorp	196	2
GAMCO Investors Inc.	51	2
Center Bancorp Inc.	244	2
UMH Properties Inc.	232	2
Omega Healthcare Investors Inc.	115	2
* Taylor Capital Group Inc.	173	2
* Pacific Capital Bancorp NA	83	2
Gladstone Commercial Corp.	130	2
* Meridian Interstate Bancorp Inc.	177	2
Donegal Group Inc. Class A	162	2
* MPG Office Trust Inc.	988	2
Sierra Bancorp	240	2
ESSA Bancorp Inc.	229	2
* Heritage Commerce Corp.	419	2
JMP Group Inc.	306	2
* Sun Bancorp Inc.	758	2
Cohen & Steers Inc.	62	2
Whitestone REIT Class B	151	2
EMC Insurance Group Inc.	92	2
New Mountain Finance Corp.	146	2
* Cape Bancorp Inc.	240	2
* AV Homes Inc.	181	2
MidSouth Bancorp Inc.	147	2
Enterprise Bancorp Inc.	118	2
Capital City Bank Group Inc.	230	2
Bridge Bancorp Inc.	89	2
Century Bancorp Inc. Class A	69	2
Apollo Residential Mortgage Inc.	88	2

43

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Roma Financial Corp.	151	2
Clifton Savings Bancorp Inc.	152	1
Independence Holding Co.	162	1
Universal Insurance Holdings Inc.	366	1
* First Marblehead Corp.	1,111	1
Charter Financial Corp.	136	1
* CIFC Corp.	238	1
Orrstown Financial Services Inc.	141	1
Fidus Investment Corp.	84	1
* Hallmark Financial Services	142	1
Gain Capital Holdings Inc.	161	1
* Fortegra Financial Corp.	118	1
* Capital Bank Corp.	358	1
American Assets Trust Inc.	35	1
Newcastle Investment Corp.	136	1
* Virtus Investment Partners Inc.	9	1
* Cascade Bancorp	115	1
California First National Bancorp	40	1
Artio Global Investors Inc. Class A	58	—
* Imperial Holdings Inc.	69	—
		4,447
Health Care (4.9%)
* Viropharma Inc.	1,435	46
* HealthSouth Corp.	1,927	39
* Magellan Health Services Inc.	577	27
* Centene Corp.	378	18
* CONMED Corp.	567	17
* Amsurg Corp. Class A	627	16
* Wright Medical Group Inc.	787	13
West Pharmaceutical Services Inc.	306	13
* Greatbatch Inc.	470	12
* Kindred Healthcare Inc.	1,047	11
* Idenix Pharmaceuticals Inc.	885	10
* Medicines Co.	468	10
* Micromet Inc.	904	10
* Triple-S Management Corp. Class B	399	9
National Healthcare Corp.	206	9
Invacare Corp.	544	9
* ICU Medical Inc.	186	9
* Par Pharmaceutical Cos. Inc.	224	8
Cantel Medical Corp.	399	8
* InterMune Inc.	585	8
Medicis Pharmaceutical Corp. Class A	219	8
* Molina Healthcare Inc.	225	8
* Amedisys Inc.	594	8
Universal American Corp.	651	7
* PharMerica Corp.	592	7
Owens & Minor Inc.	239	7
* Hanger Orthopedic Group Inc.	322	7
* AngioDynamics Inc.	503	7
Assisted Living Concepts Inc. Class A	394	6
* Nektar Therapeutics	848	6
* AMAG Pharmaceuticals Inc.	380	6
* Affymetrix Inc.	1,420	6
* Immunogen Inc.	430	6
* Select Medical Holdings Corp.	699	6
* Hi-Tech Pharmacal Co. Inc.	145	6
* Healthways Inc.	684	5
* Omnicell Inc.	347	5
* LHC Group Inc.	302	5
* Enzon Pharmaceuticals Inc.	712	5
* Gentiva Health Services Inc.	616	5
* Arena Pharmaceuticals Inc.	2,716	5
* SurModics Inc.	307	4

44

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Theravance Inc.	230	4
* Lexicon Pharmaceuticals Inc.	2,521	4
* Palomar Medical Technologies Inc.	383	4
* Geron Corp.	2,022	4
* Symmetry Medical Inc.	549	4
* Vanguard Health Systems Inc.	399	4
* Cambrex Corp.	593	4
* RTI Biologics Inc.	1,049	4
* Almost Family Inc.	166	4
Analogic Corp.	66	4
* Affymax Inc.	367	4
* Cynosure Inc. Class A	207	4
* Furiex Pharmaceuticals Inc.	200	4
* Exact Sciences Corp.	383	4
* Solta Medical Inc.	1,221	3
* Rigel Pharmaceuticals Inc.	327	3
* Capital Senior Living Corp.	375	3
* Cross Country Healthcare Inc.	560	3
* Providence Service Corp.	209	3
PDL BioPharma Inc.	492	3
* Maxygen Inc.	563	3
* Sequenom Inc.	713	3
* eResearchTechnology Inc.	478	3
* Five Star Quality Care Inc.	845	3
* Natus Medical Inc.	282	3
* Celldex Therapeutics Inc.	761	3
* CryoLife Inc.	509	3
* PAREXEL International Corp.	113	3
* Array Biopharma Inc.	954	3
* Neurocrine Biosciences Inc.	339	3
* Skilled Healthcare Group Inc.	408	3
* Impax Laboratories Inc.	114	3
* MedAssets Inc.	172	2
* Sun Healthcare Group Inc.	521	2
* AMN Healthcare Services Inc.	434	2
Young Innovations Inc.	75	2
* Sunrise Senior Living Inc.	292	2
* Pacific Biosciences of California Inc.	533	2
* Curis Inc.	488	2
* Insmed Inc.	501	2
* Alphatec Holdings Inc.	1,086	2
* Oncothyreon Inc.	239	2
* Astex Pharmaceuticals	1,057	2
* Harvard Bioscience Inc.	443	2
* Enzo Biochem Inc.	709	2
* Progenics Pharmaceuticals Inc.	167	2
* Clovis Oncology Inc.	57	1
* Chindex International Inc.	141	1
* IRIS International Inc.	113	1
* BioScrip Inc.	198	1
* Accuray Inc.	181	1
* Biolase Technology Inc.	451	1
* Albany Molecular Research Inc.	444	1
* CardioNet Inc.	364	1
* Medical Action Industries Inc.	187	1
* Staar Surgical Co.	94	1
* Lannett Co. Inc.	230	1
* Cornerstone Therapeutics Inc.	161	1
* Cytori Therapeutics Inc.	279	1
* Savient Pharmaceuticals Inc.	414	1
* Novavax Inc.	643	1
* Exactech Inc.	49	1
* AVANIR Pharmaceuticals Inc.	254	1
* Dyax Corp.	429	1

45

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Cell Therapeutics Inc.	488	1
* Zalicus Inc.	596	1
* XenoPort Inc.	142	1
* Nymox Pharmaceutical Corp.	67	1
* Cerus Corp.	139	1
* Metabolix Inc.	187	1
* KV Pharmaceutical Co. Class A	347	1
* Vical Inc.	150	1
* BioMimetic Therapeutics Inc.	230	1
* Zeltiq Aesthetics Inc.	43	—
* Allos Therapeutics Inc.	295	—
* NewLink Genetics Corp.	37	—
* DynaVox Inc. Class A	84	—
* Uroplasty Inc.	85	—
* Transcept Pharmaceuticals Inc.	23	—
* Columbia Laboratories Inc.	278	—
* Vanda Pharmaceuticals Inc.	35	—
* BG Medicine Inc.	19	—
* Epocrates Inc.	9	—
* Durect Corp.	113	—
* Sunesis Pharmaceuticals Inc.	37	—
* Anacor Pharmaceuticals Inc.	10	—
* Horizon Pharma Inc.	16	—
* Neostem Inc.	90	—
		602
Industrials (14.9%)
* Alaska Air Group Inc.	685	47
Triumph Group Inc.	674	43
* Esterline Technologies Corp.	617	40
Robbins & Myers Inc.	802	39
EMCOR Group Inc.	1,353	38
* United Rentals Inc.	898	37
* Moog Inc. Class A	832	37
AO Smith Corp.	774	35
Curtiss-Wright Corp.	940	35
* FTI Consulting Inc.	855	34
Actuant Corp. Class A	1,167	33
* Teledyne Technologies Inc.	532	32
* RSC Holdings Inc.	1,383	31
Barnes Group Inc.	1,104	31
Mueller Industries Inc.	663	30
Brady Corp. Class A	881	28
* JetBlue Airways Corp.	4,993	25
Simpson Manufacturing Co. Inc.	843	25
* Tetra Tech Inc.	1,018	25
Kaydon Corp.	655	25
* US Airways Group Inc.	3,312	25
* Geo Group Inc.	1,314	23
* EnerSys	682	23
* Atlas Air Worldwide Holdings Inc.	537	23
Granite Construction Inc.	776	22
Watts Water Technologies Inc. Class A	546	22
Werner Enterprises Inc.	770	19
Amerco Inc.	175	18
ABM Industries Inc.	770	17
Unifirst Corp.	286	17
Briggs & Stratton Corp.	1,011	17
* Rush Enterprises Inc. Class A	653	16
* Ceradyne Inc.	502	16
* Astec Industries Inc.	402	15
ESCO Technologies Inc.	398	14
* Korn/Ferry International	889	14
* Navigant Consulting Inc.	1,039	14
* Aegion Corp. Class A	796	14

46

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Aircastle Ltd.	1,002	14
* Swift Transportation Co.	1,132	13
AAR Corp.	598	13
* ACCO Brands Corp.	1,111	13
Quanex Building Products Corp.	764	13
Universal Forest Products Inc.	393	13
* Interline Brands Inc.	612	13
* Dycom Industries Inc.	591	13
G&K Services Inc. Class A	377	13
Steelcase Inc. Class A	1,415	12
SkyWest Inc.	1,065	12
* Mobile Mini Inc.	549	12
NACCO Industries Inc. Class A	118	12
* Seaboard Corp.	6	11
Resources Connection Inc.	871	11
Encore Wire Corp.	374	11
Albany International Corp.	451	11
Griffon Corp.	960	10
* Greenbrier Cos. Inc.	401	10
* Tutor Perini Corp.	629	10
* SYKES Enterprises Inc.	712	10
* Layne Christensen Co.	396	10
* Orbital Sciences Corp.	681	10
Cascade Corp.	175	9
Mueller Water Products Inc. Class A	3,131	9
* On Assignment Inc.	666	9
Arkansas Best Corp.	513	9
* EnPro Industries Inc.	238	9
McGrath Rentcorp	283	9
* RailAmerica Inc.	431	9
United Stationers Inc.	305	9
Ennis Inc.	525	9
Comfort Systems USA Inc.	764	9
Cubic Corp.	179	9
* GeoEye Inc.	421	9
* Gibraltar Industries Inc.	613	8
Great Lakes Dredge & Dock Corp.	1,185	8
Kaman Corp.	237	8
* Generac Holdings Inc.	318	8
Kelly Services Inc. Class A	537	8
Standex International Corp.	205	8
* Hexcel Corp.	304	8
Apogee Enterprises Inc.	566	7
Quad/Graphics Inc.	463	7
Viad Corp.	356	7
Heidrick & Struggles International Inc.	329	7
* ICF International Inc.	257	7
FreightCar America Inc.	241	7
* Spirit Airlines Inc.	314	6
* USG Corp.	419	6
* Air Transport Services Group Inc.	1,085	6
* Powell Industries Inc.	178	6
* Accuride Corp.	733	6
* American Railcar Industries Inc.	196	6
LB Foster Co. Class A	191	6
Marten Transport Ltd.	265	6
* Titan Machinery Inc.	211	6
* Dolan Co.	612	5
* Hawaiian Holdings Inc.	1,016	5
* Federal Signal Corp.	1,145	5
* H&E Equipment Services Inc.	311	5
Belden Inc.	136	5
* EnergySolutions Inc.	1,257	5
* Saia Inc.	322	5

47

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* CBIZ Inc.	794	5
* Republic Airways Holdings Inc.	971	5
* NCI Building Systems Inc.	398	5
Multi-Color Corp.	218	5
* Northwest Pipe Co.	188	5
* Meritor Inc.	609	4
* TrueBlue Inc.	271	4
Aceto Corp.	536	4
* CRA International Inc.	180	4
* Kratos Defense & Security Solutions Inc.	668	4
CIRCOR International Inc.	128	4
Insteel Industries Inc.	336	4
* RBC Bearings Inc.	92	4
* Genco Shipping & Trading Ltd.	596	4
* Michael Baker Corp.	168	4
* American Superconductor Corp.	900	4
* Orion Marine Group Inc.	544	4
* Kadant Inc.	181	4
Kimball International Inc. Class B	632	4
* Wesco Aircraft Holdings Inc.	262	4
* Global Power Equipment Group Inc.	158	4
Miller Industries Inc.	238	4
SeaCube Container Leasing Ltd.	223	4
* Pacer International Inc.	636	3
* Sterling Construction Co. Inc.	332	3
Alamo Group Inc.	126	3
* American Reprographics Co.	639	3
* GP Strategies Corp.	212	3
CDI Corp.	221	3
Ampco-Pittsburgh Corp.	156	3
* Odyssey Marine Exploration Inc.	1,079	3
Ducommun Inc.	212	3
Brink's Co.	127	3
* Lydall Inc.	346	3
* Hurco Cos. Inc.	130	3
* Roadrunner Transportation Systems Inc.	172	3
Preformed Line Products Co.	45	3
* Hudson Highland Group Inc.	661	3
* Pike Electric Corp.	327	3
* Builders FirstSource Inc.	949	3
* Patriot Transportation Holding Inc.	124	3
* Quality Distribution Inc.	211	3
LSI Industries Inc.	393	3
* Hill International Inc.	505	3
* Pendrell Corp.	1,112	3
American Woodmark Corp.	189	3
Schawk Inc. Class A	238	3
* KEYW Holding Corp.	371	3
* A123 Systems Inc.	1,461	3
Barrett Business Services Inc.	154	3
CLARCOR Inc.	51	3
* EnerNOC Inc.	325	3
Met-Pro Corp.	275	2
* Franklin Covey Co.	269	2
International Shipholding Corp.	110	2
Douglas Dynamics Inc.	173	2
Courier Corp.	208	2
Celadon Group Inc.	150	2
VSE Corp.	88	2
* WCA Waste Corp.	327	2
* Cenveo Inc.	520	2
* Eagle Bulk Shipping Inc.	1,260	2
* Energy Recovery Inc.	922	2
Argan Inc.	130	2

48

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* PowerSecure International Inc.	322	2
* Metalico Inc.	380	2
* GenCorp Inc.	312	2
* LMI Aerospace Inc.	91	2
* TMS International Corp. Class A	155	2
* Tecumseh Products Co. Class A	373	2
* Colfax Corp.	49	2
Universal Truckload Services Inc.	106	2
* Excel Maritime Carriers Ltd. Class A	921	2
Baltic Trading Ltd.	329	1
Franklin Electric Co. Inc.	30	1
* Columbus McKinnon Corp.	81	1
* Broadwind Energy Inc.	2,096	1
* Ultrapetrol Bahamas Ltd.	431	1
Lawson Products Inc.	70	1
* Essex Rental Corp.	301	1
* Kforce Inc.	75	1
Primoris Services Corp.	68	1
* Huron Consulting Group Inc.	26	1
* UniTek Global Services Inc.	222	1
* Valence Technology Inc.	813	1
John Bean Technologies Corp.	41	1
* Zipcar Inc.	53	1
* Casella Waste Systems Inc. Class A	91	1
US Ecology Inc.	30	1
* Covenant Transportation Group Inc. Class A	169	1
* MYR Group Inc.	26	1
Compx International Inc.	28	—
* Flow International Corp.	114	—
* CAI International Inc.	12	—
* AT Cross Co. Class A	16	—
* Fuel Tech Inc.	19	—
NL Industries Inc.	6	—
		1,808
Information Technology (10.7%)
MKS Instruments Inc.	1,059	32
* CACI International Inc. Class A	497	29
* Arris Group Inc.	2,507	29
* Convergys Corp.	2,148	28
Plantronics Inc.	643	24
* RF Micro Devices Inc.	5,015	24
* Acxiom Corp.	1,665	23
* Cymer Inc.	470	22
* Viasat Inc.	466	21
* SYNNEX Corp.	504	21
* Benchmark Electronics Inc.	1,247	20
* Euronet Worldwide Inc.	1,027	20
* Anixter International Inc.	284	20
* Sanmina-SCI Corp.	1,657	19
* Cabot Microelectronics Corp.	373	19
* Insight Enterprises Inc.	890	19
* Emulex Corp.	1,768	18
* Tessera Technologies Inc.	1,051	18
* JDA Software Group Inc.	690	17
* Scansource Inc.	462	17
Earthlink Inc.	2,216	17
* Entegris Inc.	1,817	16
* Mentor Graphics Corp.	1,079	16
* Kulicke & Soffa Industries Inc.	1,451	16
* Quest Software Inc.	799	16
Brooks Automation Inc.	1,327	16
Mantech International Corp. Class A	470	16
* Infinera Corp.	1,973	16
* Loral Space & Communications Inc.	203	14

49

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Electronics for Imaging Inc.	874	14
Comtech Telecommunications Corp.	412	13
* ATMI Inc.	602	13
* Spansion Inc. Class A	1,013	13
* Amkor Technology Inc.	1,963	13
Fair Isaac Corp.	302	12
* Quantum Corp.	4,539	12
Park Electrochemical Corp.	418	12
* Standard Microsystems Corp.	464	12
* Progress Software Corp.	508	12
* Digital River Inc.	662	12
* Sonus Networks Inc.	3,922	11
* Lattice Semiconductor Corp.	1,642	11
* Harmonic Inc.	1,825	11
* SS&C Technologies Holdings Inc.	509	11
* Advanced Energy Industries Inc.	878	10
Xyratex Ltd.	574	10
Black Box Corp.	362	10
* Unisys Corp.	506	9
* TTM Technologies Inc.	798	9
United Online Inc.	1,785	9
* Checkpoint Systems Inc.	808	9
* Intermec Inc.	1,196	9
* Accelrys Inc.	1,116	9
* Mercury Computer Systems Inc.	608	9
* Newport Corp.	518	9
* Photronics Inc.	1,185	8
* InfoSpace Inc.	695	8
* Rogers Corp.	212	8
* KIT Digital Inc.	774	8
* Kemet Corp.	845	8
* Sycamore Networks Inc.	403	7
* Integrated Device Technology Inc.	1,077	7
* Coherent Inc.	134	7
* Global Cash Access Holdings Inc.	1,300	7
* Rofin-Sinar Technologies Inc.	304	7
* Nanometrics Inc.	406	7
CTS Corp.	692	7
* Brightpoint Inc.	775	7
Methode Electronics Inc.	744	7
EPIQ Systems Inc.	588	7
* Veeco Instruments Inc.	248	7
Cognex Corp.	153	6
* Avid Technology Inc.	597	6
* Rudolph Technologies Inc.	637	6
* GSI Group Inc.	521	6
* CSG Systems International Inc.	363	6
* Cray Inc.	729	6
Electro Scientific Industries Inc.	413	6
* Integrated Silicon Solution Inc.	540	6
* CIBER Inc.	1,288	6
Cohu Inc.	484	5
* OSI Systems Inc.	89	5
* Zygo Corp.	272	5
* Formfactor Inc.	1,020	5
* Symmetricom Inc.	872	5
* QuinStreet Inc.	489	5
Daktronics Inc.	560	5
* Extreme Networks	1,333	5
ModusLink Global Solutions Inc.	882	5
* Digi International Inc.	427	5
* Anaren Inc.	271	5
* ACI Worldwide Inc.	125	5
* Exar Corp.	656	5

50

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Oclaro Inc.	1,017	4
* STR Holdings Inc.	609	4
Ebix Inc.	185	4
RealNetworks Inc.	424	4
* Supertex Inc.	224	4
* Omnivision Technologies Inc.	247	4
Electro Rent Corp.	223	4
* Multi-Fineline Electronix Inc.	151	4
* Oplink Communications Inc.	236	4
* Imation Corp.	606	4
Bel Fuse Inc. Class B	213	4
* Sigma Designs Inc.	641	4
* Vishay Precision Group Inc.	248	4
* Intevac Inc.	461	4
* Ubiquiti Networks Inc.	135	4
* Axcelis Technologies Inc.	2,137	4
* Anadigics Inc.	1,358	3
Richardson Electronics Ltd.	284	3
* Pericom Semiconductor Corp.	445	3
* Aviat Networks Inc.	1,221	3
* DealerTrack Holdings Inc.	114	3
* PLX Technology Inc.	897	3
* LTX-Credence Corp.	460	3
* FSI International Inc.	778	3
* DSP Group Inc.	472	3
Littelfuse Inc.	56	3
* Bankrate Inc.	124	3
* Alpha & Omega Semiconductor Ltd.	296	3
* Radisys Corp.	391	3
* Openwave Systems Inc.	1,202	3
* Agilysys Inc.	361	3
* Kopin Corp.	799	3
* FEI Co.	59	3
* KVH Industries Inc.	284	3
* Monolithic Power Systems Inc.	139	3
* XO Group Inc.	282	3
* Westell Technologies Inc. Class A	1,069	2
* X-Rite Inc.	532	2
* ePlus Inc.	73	2
* Plexus Corp.	67	2
* ORBCOMM Inc.	685	2
DDi Corp.	199	2
* AXT Inc.	371	2
Rimage Corp.	192	2
* MIPS Technologies Inc. Class A	359	2
* Zillow Inc.	63	2
Communications Systems Inc.	138	2
* Mindspeed Technologies Inc.	307	2
* Rosetta Stone Inc.	221	2
* Novatel Wireless Inc.	581	2
* IXYS Corp.	167	2
* Seachange International Inc.	283	2
* Emcore Corp.	444	2
* Globecomm Systems Inc.	131	2
* GSI Technology Inc.	407	2
* Smith Micro Software Inc.	723	2
* Identive Group Inc.	786	2
* Silicon Image Inc.	337	2
* Perficient Inc.	142	2
* InvenSense Inc.	109	2
PC Connection Inc.	185	2
* Dynamics Research Corp.	179	2
* Angie's List Inc.	101	2
Badger Meter Inc.	50	2

51

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* TeleCommunication Systems Inc. Class A	541	1
* Computer Task Group Inc.	92	1
* Applied Micro Circuits Corp.	199	1
* support.com Inc.	381	1
* Dot Hill Systems Corp.	879	1
* Imperva Inc.	30	1
* Internap Network Services Corp.	146	1
Marchex Inc. Class B	254	1
* Hackett Group Inc.	216	1
* Opnext Inc.	1,029	1
* Viasystems Group Inc.	56	1
* Tangoe Inc.	55	1
* NCI Inc. Class A	111	1
* Limelight Networks Inc.	202	1
* THQ Inc.	1,371	1
* TechTarget Inc.	88	1
* Stream Global Services Inc.	185	1
* Intermolecular Inc.	84	1
* Actuate Corp.	83	1
* MoneyGram International Inc.	26	—
* Immersion Corp.	70	—
* NeoPhotonics Corp.	76	—
* Carbonite Inc.	39	—
* Power-One Inc.	84	—
* PDF Solutions Inc.	27	—
* TeleNav Inc.	20	—
* Amtech Systems Inc.	11	—
* Motricity Inc.	43	—
		1,302
Materials (5.1%)
* Coeur d'Alene Mines Corp.	1,696	48
Sensient Technologies Corp.	1,017	38
HB Fuller Co.	942	28
Buckeye Technologies Inc.	815	28
Minerals Technologies Inc.	374	24
Schweitzer-Mauduit International Inc.	326	23
* Thompson Creek Metals Co. Inc.	3,090	23
* Louisiana-Pacific Corp.	2,707	22
* Georgia Gulf Corp.	685	22
* OM Group Inc.	625	17
* Clearwater Paper Corp.	465	16
* KapStone Paper and Packaging Corp.	787	16
Texas Industries Inc.	459	16
Boise Inc.	1,855	15
A Schulman Inc.	590	15
Stepan Co.	164	14
PH Glatfelter Co.	885	14
Olin Corp.	638	13
* RTI International Metals Inc.	528	12
* Chemtura Corp.	749	12
Tredegar Corp.	481	11
* Materion Corp.	379	11
* SunCoke Energy Inc.	742	11
* Jaguar Mining Inc.	1,699	10
* Century Aluminum Co.	1,039	10
* Golden Star Resources Ltd.	5,207	10
* Ferro Corp.	1,743	10
* Horsehead Holding Corp.	835	10
Wausau Paper Corp.	991	9
Kaiser Aluminum Corp.	186	9
Myers Industries Inc.	553	7
PolyOne Corp.	518	7
Worthington Industries Inc.	408	7
* Zoltek Cos. Inc.	560	7

52

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
American Vanguard Corp.	377	6
Eagle Materials Inc.	170	5
* Universal Stainless & Alloy	144	5
Olympic Steel Inc.	184	4
* Vista Gold Corp.	1,206	4
Neenah Paper Inc.	149	4
* AM Castle & Co.	337	4
* Headwaters Inc.	1,225	4
* Spartech Corp.	622	4
* Calgon Carbon Corp.	232	4
Haynes International Inc.	55	4
* Landec Corp.	532	3
* TPC Group Inc.	95	3
Quaker Chemical Corp.	68	3
FutureFuel Corp.	242	3
* United States Lime & Minerals Inc.	42	3
* Kraton Performance Polymers Inc.	82	2
* Graphic Packaging Holding Co.	405	2
Chase Corp.	123	2
* US Energy Corp. Wyoming	492	2
* Innospec Inc.	51	2
* Handy & Harman Ltd.	100	1
* Revett Minerals Inc.	221	1
* Verso Paper Corp.	267	—
* Golden Minerals Co.	40	—
KMG Chemicals Inc.	17	—
		620
Telecommunication Services (0.6%)
* Cincinnati Bell Inc.	2,847	11
* Leap Wireless International Inc.	974	10
* Premiere Global Services Inc.	1,053	9
* Neutral Tandem Inc.	632	7
USA Mobility Inc.	445	6
SureWest Communications	266	6
* Iridium Communications Inc.	775	6
Atlantic Tele-Network Inc.	145	6
* Vonage Holdings Corp.	1,603	4
Alaska Communications Systems Group Inc.	725	2
Consolidated Communications Holdings Inc.	105	2
* Globalstar Inc.	2,060	2
* Fairpoint Communications Inc.	408	2
* Boingo Wireless Inc.	30	—
* inContact Inc.	51	—
IDT Corp. Class B	25	—
		73
Utilities (6.5%)
Cleco Corp.	1,237	48
Piedmont Natural Gas Co. Inc.	1,456	47
WGL Holdings Inc.	1,039	42
IDACORP Inc.	1,006	41
Southwest Gas Corp.	930	40
New Jersey Resources Corp.	841	39
Portland General Electric Co.	1,531	38
UIL Holdings Corp.	1,028	36
Atlantic Power Corp.	2,128	31
PNM Resources Inc.	1,615	29
Avista Corp.	1,168	29
El Paso Electric Co.	853	28
Unisource Energy Corp.	744	27
Allete Inc.	646	27
Black Hills Corp.	799	26
South Jersey Industries Inc.	498	26
NorthWestern Corp.	736	25
Northwest Natural Gas Co.	546	25

53

Vanguard® Russell 2000 Value Index Fund
Schedule of Investments
February 29, 2012

					Market
					Value
				Shares	($000)
	CH Energy Group Inc.			314	21
	MGE Energy Inc.			475	21
	Laclede Group Inc.			461	19
	Empire District Electric Co.			838	17
	California Water Service Group			837	16
	Otter Tail Corp.			687	15
	American States Water Co.			376	14
	Central Vermont Public Service Corp.			270	9
	Chesapeake Utilities Corp.			193	8
	Ormat Technologies Inc.			362	7
	SJW Corp.			284	7
	Unitil Corp.			220	6
	Middlesex Water Co.			314	6
	Connecticut Water Service Inc.			173	5
	York Water Co.			256	4
	Artesian Resources Corp. Class A			159	3
*	Dynegy Inc. Class A			2,074	3
*	Cadiz Inc.			243	3
	Consolidated Water Co. Ltd.			294	2
	Genie Energy Ltd. Class B			25	—

					790
Total Common Stocks (Cost $10,824)					12,003

		Coupon

Temporary Cash Investments (1.6%)[1]
U.S. Government and Agency Obligations (1.6%)
2,3	Freddie Mac Discount Notes	0.050%	4/4/12	100	100
2	Freddie Mac Discount Notes	0.050%	4/24/12	100	100
Total Temporary Cash Investments (Cost $200)					200
Total Investments (100.3%) (Cost $11,024)					12,203
Other Assets and Liabilities—Net (-0.3%)					(41)
Net Assets (100%)					12,162

  Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

54

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.1%)
Sotheby's	5,791	228
* Ascena Retail Group Inc.	5,383	208
* Tenneco Inc.	5,182	200
* Dana Holding Corp.	11,825	189
Brunswick Corp.	7,650	183
* Carter's Inc.	3,654	177
* Warnaco Group Inc.	2,929	172
* Life Time Fitness Inc.	3,292	163
Wolverine World Wide Inc.	4,265	163
Six Flags Entertainment Corp.	3,583	162
* Coinstar Inc.	2,694	157
* Crocs Inc.	7,755	152
Cinemark Holdings Inc.	7,243	152
Pool Corp.	4,139	151
* Cheesecake Factory Inc.	4,962	147
* Steven Madden Ltd.	3,251	140
* Buffalo Wild Wings Inc.	1,575	136
HSN Inc.	3,435	128
* Aeropostale Inc.	6,936	125
Hillenbrand Inc.	5,387	124
* Select Comfort Corp.	4,165	123
* JOS A Bank Clothiers Inc.	2,374	122
Monro Muffler Brake Inc.	2,620	120
* Hibbett Sports Inc.	2,355	115
* Express Inc.	4,748	113
Strayer Education Inc.	1,052	108
* ANN Inc.	4,473	107
Buckle Inc.	2,315	104
Cracker Barrel Old Country Store Inc.	1,862	104
Vail Resorts Inc.	2,448	103
* BJ's Restaurants Inc.	2,067	103
* Valassis Communications Inc.	3,846	96
* Vitamin Shoppe Inc.	2,133	91
Cooper Tire & Rubber Co.	5,338	89
Texas Roadhouse Inc. Class A	5,058	85
Arbitron Inc.	2,334	78
National CineMedia Inc.	4,746	76
* Domino's Pizza Inc.	1,901	73
* DineEquity Inc.	1,324	71
* Peet's Coffee & Tea Inc.	1,096	71
* Shutterfly Inc.	2,547	70
Sturm Ruger & Co. Inc.	1,613	67
CEC Entertainment Inc.	1,699	65
* Steiner Leisure Ltd.	1,286	64
Cato Corp. Class A	2,365	64
PF Chang's China Bistro Inc.	1,671	64
* GNC Holdings Inc. Class A	1,957	63
* Vera Bradley Inc.	1,697	62
* American Public Education Inc.	1,529	60
* Papa John's International Inc.	1,598	59
* True Religion Apparel Inc.	2,203	58
* Zumiez Inc.	1,822	57
Oxford Industries Inc.	1,101	55
Ameristar Casinos Inc.	2,763	55
* Shuffle Master Inc.	3,751	55
* Lions Gate Entertainment Corp.	3,880	53
* iRobot Corp.	2,034	52
* Capella Education Co.	1,242	48
* K12 Inc.	2,235	48
* Interval Leisure Group Inc.	3,463	47
* Pier 1 Imports Inc.	2,671	46

55

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Sonic Corp.	5,332	44
* Lumber Liquidators Holdings Inc.	1,994	44
* Knology Inc.	2,392	43
* Maidenform Brands Inc.	2,018	42
* Dorman Products Inc.	932	42
* Grand Canyon Education Inc.	2,471	42
* Krispy Kreme Doughnuts Inc.	5,044	41
* Bridgepoint Education Inc.	1,542	38
* Blue Nile Inc.	1,029	37
Columbia Sportswear Co.	709	35
* G-III Apparel Group Ltd.	1,410	35
* Red Robin Gourmet Burgers Inc.	999	34
* Rue21 Inc.	1,281	34
* AFC Enterprises Inc.	2,113	34
* Bravo Brio Restaurant Group Inc.	1,647	32
Finish Line Inc. Class A	1,353	31
Matthews International Corp. Class A	972	30
Men's Wearhouse Inc.	754	29
* Body Central Corp.	1,008	28
* Amerigon Inc.	1,905	28
MDC Partners Inc. Class A	2,149	28
* Scientific Games Corp. Class A	2,607	27
Nutrisystem Inc.	2,313	26
* Denny's Corp.	6,148	26
* Universal Technical Institute Inc.	1,934	25
* Winnebago Industries Inc.	2,502	22
* Stoneridge Inc.	2,279	22
* Libbey Inc.	1,706	21
PetMed Express Inc.	1,755	21
* Zagg Inc.	1,919	20
World Wrestling Entertainment Inc. Class A	2,103	19
Ethan Allen Interiors Inc.	735	19
* Digital Generation Inc.	1,817	18
* Drew Industries Inc.	631	17
* America's Car-Mart Inc.	387	17
* Rentrak Corp.	823	17
Belo Corp. Class A	2,368	17
Destination Maternity Corp.	906	16
Churchill Downs Inc.	289	15
* American Axle & Manufacturing Holdings Inc.	1,242	14
* Cost Plus Inc.	1,047	14
* Genesco Inc.	201	14
* Carrols Restaurant Group Inc.	1,057	13
* Jamba Inc.	5,549	12
Winmark Corp.	190	11
* Universal Electronics Inc.	488	10
* Smith & Wesson Holding Corp.	1,720	9
* Caribou Coffee Co. Inc.	504	8
* Town Sports International Holdings Inc.	728	8
* Tower International Inc.	553	7
Cherokee Inc.	623	7
* ReachLocal Inc.	839	7
* Francesca's Holdings Corp.	284	7
* Gordmans Stores Inc.	426	6
* Overstock.com Inc.	975	6
Einstein Noah Restaurant Group Inc.	434	6
* US Auto Parts Network Inc.	1,244	6
* Archipelago Learning Inc.	640	6
* Mattress Firm Holding Corp.	162	5
* Geeknet Inc.	368	5
Core-Mark Holding Co. Inc.	130	5
National American University Holdings Inc.	745	5
* Jack in the Box Inc.	207	5
* Global Sources Ltd.	910	5

56

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Exide Technologies	1,622	5
* Teavana Holdings Inc.	202	5
* Valuevision Media Inc. Class A	2,753	5
Entravision Communications Corp. Class A	2,476	4
* Skullcandy Inc.	286	4
* Liz Claiborne Inc.	406	4
* Biglari Holdings Inc.	9	4
Sinclair Broadcast Group Inc. Class A	305	3
* Morgans Hotel Group Co.	672	3
* Pinnacle Entertainment Inc.	312	3
* Kenneth Cole Productions Inc. Class A	206	3
* Ruth's Hospitality Group Inc.	500	3
American Greetings Corp. Class A	196	3
Marine Products Corp.	410	3
* Cumulus Media Inc. Class A	628	2
Ambassadors Group Inc.	372	2
* Nexstar Broadcasting Group Inc. Class A	183	2
Value Line Inc.	111	1
* Conn's Inc.	89	1
RG Barry Corp.	84	1
* Delta Apparel Inc.	71	1
* hhgregg Inc.	100	1
* Perry Ellis International Inc.	65	1
* Digital Domain Media Group Inc.	180	1
* Systemax Inc.	41	1
* Crown Media Holdings Inc. Class A	590	1
* LIN TV Corp. Class A	160	1
* 1-800-Flowers.com Inc. Class A	189	1
* New York & Co. Inc.	132	—
		7,807
Consumer Staples (4.0%)
Nu Skin Enterprises Inc. Class A	4,699	271
* United Natural Foods Inc.	4,156	189
Casey's General Stores Inc.	3,261	167
* Darling International Inc.	10,052	161
* Fresh Market Inc.	2,417	109
Lancaster Colony Corp.	1,608	105
* TreeHouse Foods Inc.	1,797	104
PriceSmart Inc.	1,529	99
Ruddick Corp.	2,280	93
* Boston Beer Co. Inc. Class A	707	67
* Elizabeth Arden Inc.	1,699	63
J&J Snack Foods Corp.	1,223	61
WD-40 Co.	1,368	59
B&G Foods Inc. Class A	2,359	55
Vector Group Ltd.	2,828	51
Diamond Foods Inc.	1,889	45
Tootsie Roll Industries Inc.	1,889	44
* Spectrum Brands Holdings Inc.	1,129	32
* Hain Celestial Group Inc.	754	31
* Star Scientific Inc.	8,116	30
Calavo Growers Inc.	1,014	28
Coca-Cola Bottling Co. Consolidated	393	25
Inter Parfums Inc.	1,384	23
* USANA Health Sciences Inc.	558	21
* Medifast Inc.	1,189	19
* National Beverage Corp.	972	16
* Smart Balance Inc.	2,442	15
* Nature's Sunshine Products Inc.	971	14
Limoneira Co.	659	12
* Chefs' Warehouse Inc.	493	10
* Synutra International Inc.	1,457	9
Female Health Co.	1,555	8
* Rite Aid Corp.	3,771	6

57

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Dole Food Co. Inc.	564	5
Arden Group Inc.	55	5
* Lifeway Foods Inc.	386	4
* Schiff Nutrition International Inc.	287	3
Cal-Maine Foods Inc.	70	3
Alico Inc.	106	2
* Primo Water Corp.	835	2
* Craft Brew Alliance Inc.	275	2
* Pantry Inc.	125	2
Oil-Dri Corp. of America	73	2
* Omega Protein Corp.	147	1
* Farmer Bros Co.	52	1
		2,074
Energy (8.8%)
* Energy XXI Bermuda Ltd.	6,458	242
Berry Petroleum Co. Class A	4,420	239
* Rosetta Resources Inc.	4,544	232
* Kodiak Oil & Gas Corp.	22,087	214
Lufkin Industries Inc.	2,611	208
* Dril-Quip Inc.	2,953	207
* CVR Energy Inc.	7,543	205
* Oasis Petroleum Inc.	5,114	164
* Key Energy Services Inc.	9,605	164
* Cheniere Energy Inc.	10,830	163
Golar LNG Ltd.	3,427	146
World Fuel Services Corp.	3,456	144
* Stone Energy Corp.	4,211	135
* Gulfport Energy Corp.	3,918	132
* Northern Oil and Gas Inc.	5,425	129
* McMoRan Exploration Co.	8,440	118
* Carrizo Oil & Gas Inc.	3,346	94
* ION Geophysical Corp.	11,296	81
* Clean Energy Fuels Corp.	4,241	80
Western Refining Inc.	4,261	77
W&T Offshore Inc.	2,981	75
* Contango Oil & Gas Co.	1,044	66
* Magnum Hunter Resources Corp.	9,533	66
Targa Resources Corp.	1,408	63
Apco Oil and Gas International Inc.	782	59
* Approach Resources Inc.	1,601	55
* Patriot Coal Corp.	7,286	53
* Clayton Williams Energy Inc.	503	44
* Resolute Energy Corp.	3,974	44
Crosstex Energy Inc.	3,127	43
* Pioneer Drilling Co.	4,140	41
* Basic Energy Services Inc.	2,057	41
* OYO Geospace Corp.	370	41
* Rex Energy Corp.	3,059	35
* Goodrich Petroleum Corp.	2,207	35
* Rentech Inc.	19,049	34
* Tesco Corp.	2,094	32
* ATP Oil & Gas Corp.	3,815	31
* FX Energy Inc.	4,487	28
* Abraxas Petroleum Corp.	7,058	28
* Uranium Energy Corp.	6,457	24
* Callon Petroleum Co.	3,358	24
* Heckmann Corp.	4,257	22
* GeoResources Inc.	673	22
* Hyperdynamics Corp.	14,315	19
* Cloud Peak Energy Inc.	1,086	19
* Gulfmark Offshore Inc.	363	18
Panhandle Oil and Gas Inc. Class A	609	18
* Global Geophysical Services Inc.	1,571	17
* Houston American Energy Corp.	1,430	15

58

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Cal Dive International Inc.	5,101	15
* Uranerz Energy Corp.	5,616	14
* Mitcham Industries Inc.	549	13
* Evolution Petroleum Corp.	1,352	13
* Triangle Petroleum Corp.	1,738	12
* C&J Energy Services Inc.	520	11
* Solazyme Inc.	703	10
* Voyager Oil & Gas Inc.	2,879	9
* Syntroleum Corp.	7,434	9
* Bill Barrett Corp.	301	9
* RigNet Inc.	492	8
* Ur-Energy Inc.	7,137	8
* Amyris Inc.	1,485	8
* Uranium Resources Inc.	7,865	8
* Isramco Inc.	90	7
* Zion Oil & Gas Inc.	2,557	7
* Dawson Geophysical Co.	183	7
Alon USA Energy Inc.	727	7
* Petroquest Energy Inc.	1,103	7
* BPZ Resources Inc.	2,080	7
* Tetra Technologies Inc.	711	6
* Venoco Inc.	585	6
Gulf Island Fabrication Inc.	176	5
* Gevo Inc.	500	5
* Matrix Service Co.	351	5
* KiOR Inc.	511	4
* Newpark Resources Inc.	525	4
* Vaalco Energy Inc.	512	4
* Warren Resources Inc.	968	4
Hallador Energy Co.	346	3
* GMX Resources Inc.	1,756	3
* Willbros Group Inc.	625	3
* Westmoreland Coal Co.	225	2
* Geokinetics Inc.	952	2
		4,531
Financials (7.4%)
Home Properties Inc.	4,118	237
* Signature Bank	3,950	234
Tanger Factory Outlet Centers	7,364	216
Mid-America Apartment Communities Inc.	3,153	197
Omega Healthcare Investors Inc.	8,268	168
Highwoods Properties Inc.	4,691	150
* Ezcorp Inc. Class A	4,032	127
Equity Lifestyle Properties Inc.	1,909	127
Kilroy Realty Corp.	2,890	127
* First Cash Financial Services Inc.	2,691	114
American Campus Communities Inc.	2,585	106
Glimcher Realty Trust	8,678	86
Extra Space Storage Inc.	3,140	83
* World Acceptance Corp.	1,294	82
MarketAxess Holdings Inc.	2,468	82
* Financial Engines Inc.	3,295	76
CBL & Associates Properties Inc.	3,985	70
* Stifel Financial Corp.	1,840	69
* DFC Global Corp.	3,740	67
Alexander's Inc.	176	67
Potlatch Corp.	1,849	57
American Assets Trust Inc.	2,609	56
* Credit Acceptance Corp.	574	55
Westamerica Bancorporation	1,128	53
EastGroup Properties Inc.	1,067	51
Evercore Partners Inc. Class A	1,806	49
* SVB Financial Group	819	48
Newcastle Investment Corp.	8,473	46

59

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
BGC Partners Inc. Class A	6,515	46
DuPont Fabros Technology Inc.	1,931	44
National Health Investors Inc.	927	44
Washington REIT	1,450	43
* Virtus Investment Partners Inc.	529	42
First Financial Bankshares Inc.	1,223	42
Cohen & Steers Inc.	1,271	42
Cash America International Inc.	841	39
* HFF Inc. Class A	2,477	36
Duff & Phelps Corp. Class A	2,590	36
* Tejon Ranch Co.	1,216	35
Epoch Holding Corp.	1,263	31
Saul Centers Inc.	632	24
* Strategic Hotels & Resorts Inc.	3,804	24
Westwood Holdings Group Inc.	538	21
* FelCor Lodging Trust Inc.	5,359	21
Universal Health Realty Income Trust	540	20
PS Business Parks Inc.	318	20
* Netspend Holdings Inc.	2,284	20
* Ladenburg Thalmann Financial Services Inc.	9,220	19
Getty Realty Corp.	1,033	18
GAMCO Investors Inc.	370	17
Diamond Hill Investment Group Inc.	223	17
Acadia Realty Trust	761	16
LTC Properties Inc.	475	15
* Greenlight Capital Re Ltd. Class A	553	13
Sabra Health Care REIT Inc.	853	12
Artio Global Investors Inc. Class A	2,425	12
* Walker & Dunlop Inc.	904	11
Investors Real Estate Trust	1,291	10
Crawford & Co. Class B	2,170	9
Bank of the Ozarks Inc.	323	9
Apollo Residential Mortgage Inc.	522	9
* Investors Bancorp Inc.	541	8
Amtrust Financial Services Inc.	257	7
Gladstone Commercial Corp.	380	7
Advance America Cash Advance Centers Inc.	561	6
* Taylor Capital Group Inc.	419	6
Urstadt Biddle Properties Inc. Class A	258	5
Westfield Financial Inc.	616	5
Bryn Mawr Bank Corp.	233	5
Cogdell Spencer Inc.	990	4
Bridge Bancorp Inc.	193	4
Pzena Investment Management Inc. Class A	734	4
SY Bancorp Inc.	152	3
* Imperial Holdings Inc.	1,259	3
* Manning & Napier Inc.	237	3
* Hallmark Financial Services	413	3
Associated Estates Realty Corp.	181	3
AG Mortgage Investment Trust Inc.	135	3
State Auto Financial Corp.	170	2
American Capital Mortgage Investment Corp.	105	2
Trustco Bank Corp. NY	404	2
* Hampton Roads Bankshares Inc.	826	2
Enterprise Financial Services Corp.	183	2
* ICG Group Inc.	221	2
Flagstone Reinsurance Holdings SA	235	2
Fidus Investment Corp.	89	1
Arrow Financial Corp.	44	1
Clifton Savings Bancorp Inc.	93	1
* BofI Holding Inc.	55	1
		3,814
Health Care (20.1%)
* WellCare Health Plans Inc.	3,649	248

60

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Salix Pharmaceuticals Ltd.	5,007	247
* HMS Holdings Corp.	7,268	234
* Cepheid Inc.	5,593	226
* Cubist Pharmaceuticals Inc.	5,139	220
* athenahealth Inc.	2,996	212
* Onyx Pharmaceuticals Inc.	5,430	208
* Ariad Pharmaceuticals Inc.	13,536	194
* Questcor Pharmaceuticals Inc.	4,563	178
* Medivation Inc.	2,693	176
* Vivus Inc.	7,614	171
STERIS Corp.	5,088	160
* Seattle Genetics Inc.	8,290	153
Medicis Pharmaceutical Corp. Class A	4,371	153
* Haemonetics Corp.	2,207	148
* Alkermes plc	8,193	144
Quality Systems Inc.	3,330	143
* Zoll Medical Corp.	1,883	138
* Align Technology Inc.	5,269	135
Owens & Minor Inc.	4,459	134
* Centene Corp.	2,684	131
* Incyte Corp. Ltd.	7,600	129
* Volcano Corp.	4,480	126
* Impax Laboratories Inc.	5,121	120
* PAREXEL International Corp.	4,578	112
* MAKO Surgical Corp.	2,749	107
* PSS World Medical Inc.	4,400	107
Chemed Corp.	1,709	106
* Jazz Pharmaceuticals plc	1,898	100
* Pharmacyclics Inc.	3,946	99
* Masimo Corp.	4,514	98
* MWI Veterinary Supply Inc.	1,079	93
* Theravance Inc.	4,948	93
* Cyberonics Inc.	2,438	91
* Accretive Health Inc.	3,440	89
* Acorda Therapeutics Inc.	3,391	89
* Air Methods Corp.	974	88
* Halozyme Therapeutics Inc.	7,633	88
* Auxilium Pharmaceuticals Inc.	4,113	81
* Par Pharmaceutical Cos. Inc.	2,159	80
* Isis Pharmaceuticals Inc.	8,568	78
* Insulet Corp.	3,952	78
* NxStage Medical Inc.	3,838	77
* HeartWare International Inc.	1,034	76
* Luminex Corp.	3,253	73
* Exelixis Inc.	12,736	72
* Spectrum Pharmaceuticals Inc.	4,942	70
* Neogen Corp.	1,983	69
West Pharmaceutical Services Inc.	1,569	65
* Immunogen Inc.	4,599	63
Meridian Bioscience Inc.	3,509	63
PDL BioPharma Inc.	9,861	63
* DexCom Inc.	5,777	62
* Ironwood Pharmaceuticals Inc. Class A	4,622	62
* Arthrocare Corp.	2,351	61
* Orthofix International NV	1,544	61
* Akorn Inc.	4,803	60
* Momenta Pharmaceuticals Inc.	3,946	58
Computer Programs & Systems Inc.	949	58
* NuVasive Inc.	3,618	57
* ABIOMED Inc.	2,711	57
* Medicines Co.	2,631	56
* Endologix Inc.	4,197	56
* Dynavax Technologies Corp.	13,145	55
* Integra LifeSciences Holdings Corp.	1,683	53

61

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Alnylam Pharmaceuticals Inc.	3,861	52
* Abaxis Inc.	1,935	51
* IPC The Hospitalist Co. Inc.	1,409	51
* Optimer Pharmaceuticals Inc.	3,976	51
* NPS Pharmaceuticals Inc.	7,380	50
* Team Health Holdings Inc.	2,293	50
* Molina Healthcare Inc.	1,454	49
* Emeritus Corp.	2,627	48
* MedAssets Inc.	3,363	48
* Opko Health Inc.	9,366	46
Analogic Corp.	801	46
* Rigel Pharmaceuticals Inc.	4,511	45
* Merit Medical Systems Inc.	3,602	45
* Nektar Therapeutics	6,207	45
* Micromet Inc.	4,023	44
Landauer Inc.	803	43
* Genomic Health Inc.	1,467	43
* Achillion Pharmaceuticals Inc.	4,050	43
* Ardea Biosciences Inc.	1,981	42
* Bio-Reference Labs Inc.	2,096	42
* OraSure Technologies Inc.	4,026	40
Ensign Group Inc.	1,393	38
* Conceptus Inc.	2,665	36
* Medidata Solutions Inc.	1,797	36
* AVEO Pharmaceuticals Inc.	2,678	35
* Accuray Inc.	5,135	35
* Quidel Corp.	2,433	34
* Arqule Inc.	4,559	32
* Emergent Biosolutions Inc.	2,081	32
* HealthStream Inc.	1,553	32
* Exact Sciences Corp.	3,327	31
* Merge Healthcare Inc.	4,773	31
* Hanger Orthopedic Group Inc.	1,502	31
* Metropolitan Health Networks Inc.	3,622	30
* MAP Pharmaceuticals Inc.	1,871	30
* MModal Inc.	2,865	29
* Sequenom Inc.	6,793	29
* Depomed Inc.	4,594	29
* InterMune Inc.	2,140	29
* Sunrise Senior Living Inc.	3,676	28
* ZIOPHARM Oncology Inc.	5,740	28
* Raptor Pharmaceutical Corp.	4,030	28
* AVANIR Pharmaceuticals Inc.	10,184	28
* Neurocrine Biosciences Inc.	3,549	28
Atrion Corp.	134	28
* Staar Surgical Co.	2,646	28
* Ligand Pharmaceuticals Inc. Class B	1,686	25
* Navidea Biopharmaceuticals Inc.	8,123	24
* Corvel Corp.	532	24
* ExamWorks Group Inc.	2,327	24
* Sangamo Biosciences Inc.	4,525	24
* ISTA Pharmaceuticals Inc.	2,760	23
* Spectranetics Corp.	2,867	22
* Tornier NV	911	21
* Oncothyreon Inc.	2,562	21
* Curis Inc.	4,650	21
* Vical Inc.	6,535	21
* Santarus Inc.	4,595	21
* Unilife Corp.	5,566	21
* Omnicell Inc.	1,372	20
* Immunomedics Inc.	5,671	20
* MannKind Corp.	8,483	20
* Keryx Biopharmaceuticals Inc.	5,972	20
* Cell Therapeutics Inc.	15,247	20

62

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
US Physical Therapy Inc.	1,017	19
* Antares Pharma Inc.	7,587	19
* Chelsea Therapeutics International Ltd.	5,018	19
* Progenics Pharmaceuticals Inc.	1,881	18
* Obagi Medical Products Inc.	1,603	18
* Delcath Systems Inc.	4,163	18
* Clovis Oncology Inc.	687	17
* Idenix Pharmaceuticals Inc.	1,449	17
* BioScrip Inc.	2,676	17
Kensey Nash Corp.	739	17
* Transcend Services Inc.	762	16
* Targacept Inc.	2,392	16
* Cadence Pharmaceuticals Inc.	4,295	16
* Vascular Solutions Inc.	1,472	15
* Affymax Inc.	1,492	15
* Sciclone Pharmaceuticals Inc.	3,013	14
* Corcept Therapeutics Inc.	3,577	14
* Natus Medical Inc.	1,312	14
* eResearchTechnology Inc.	2,144	14
* Aegerion Pharmaceuticals Inc.	798	13
* Infinity Pharmaceuticals Inc.	1,616	13
* OncoGenex Pharmaceutical Inc.	820	13
* Hansen Medical Inc.	4,088	13
* Cerus Corp.	3,419	13
* Rockwell Medical Technologies Inc.	1,350	13
* Sagent Pharmaceuticals Inc.	560	12
* Anthera Pharmaceuticals Inc.	1,834	12
* AtriCure Inc.	1,183	12
* IRIS International Inc.	1,066	12
* AVI BioPharma Inc.	11,438	12
* Orexigen Therapeutics Inc.	3,031	12
* Synergetics USA Inc.	1,871	12
* Pain Therapeutics Inc.	3,104	11
* BioCryst Pharmaceuticals Inc.	2,434	11
* ICU Medical Inc.	246	11
* Cardiovascular Systems Inc.	1,217	11
* Hi-Tech Pharmacal Co. Inc.	270	11
* Synta Pharmaceuticals Corp.	2,236	11
* Nymox Pharmaceutical Corp.	1,351	11
* Biotime Inc.	2,079	10
* Vanda Pharmaceuticals Inc.	2,219	10
* Cytori Therapeutics Inc.	3,139	10
* Dyax Corp.	6,808	10
* Dusa Pharmaceuticals Inc.	2,057	10
* Medtox Scientific Inc.	637	10
* XenoPort Inc.	2,441	10
* Pozen Inc.	2,228	10
* Lexicon Pharmaceuticals Inc.	5,387	9
* Array Biopharma Inc.	3,207	9
* Vanguard Health Systems Inc.	902	9
* Cleveland Biolabs Inc.	2,386	9
* Savient Pharmaceuticals Inc.	4,253	9
* SIGA Technologies Inc.	2,896	8
* Codexis Inc.	2,067	8
* AMN Healthcare Services Inc.	1,516	8
* Exactech Inc.	508	8
* Allos Therapeutics Inc.	5,354	8
* Amicus Therapeutics Inc.	1,328	8
* Fluidigm Corp.	543	8
* Sucampo Pharmaceuticals Inc. Class A	1,067	8
* RadNet Inc.	2,567	8
* Osiris Therapeutics Inc.	1,404	7
* Biospecifics Technologies Corp.	416	7
* Select Medical Holdings Corp.	847	7

63

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Biosante Pharmaceuticals Inc.	9,226	7
* Ampio Pharmaceuticals Inc.	1,845	7
* Novavax Inc.	5,541	7
* Peregrine Pharmaceuticals Inc.	7,308	7
* Nabi Biopharmaceuticals	3,604	7
* Pacira Pharmaceuticals Inc.	604	6
* Capital Senior Living Corp.	751	6
* GTx Inc.	1,843	6
* Bacterin International Holdings Inc.	2,003	6
National Research Corp.	153	6
* Anacor Pharmaceuticals Inc.	986	6
* Metabolix Inc.	2,052	6
* Symmetry Medical Inc.	768	6
* Endocyte Inc.	1,449	5
Young Innovations Inc.	169	5
* Zeltiq Aesthetics Inc.	443	5
* Geron Corp.	2,411	5
* Durect Corp.	6,320	5
* Epocrates Inc.	488	5
* Trius Therapeutics Inc.	888	4
* PharmAthene Inc.	3,002	4
* BG Medicine Inc.	565	4
* Uroplasty Inc.	1,519	4
* Zogenix Inc.	1,780	4
* KV Pharmaceutical Co. Class A	2,870	4
* Sunesis Pharmaceuticals Inc.	2,237	4
* Chindex International Inc.	414	4
* Zalicus Inc.	3,795	4
* NewLink Genetics Corp.	432	4
* Alimera Sciences Inc.	897	3
* Columbia Laboratories Inc.	4,991	3
* Providence Service Corp.	218	3
* Complete Genomics Inc.	880	3
* Medical Action Industries Inc.	602	3
* AMAG Pharmaceuticals Inc.	194	3
* Acura Pharmaceuticals Inc.	906	3
* Stereotaxis Inc.	3,714	3
* Transcept Pharmaceuticals Inc.	336	3
* Alliance HealthCare Services Inc.	2,061	3
* Pernix Therapeutics Holdings	313	3
* Pacific Biosciences of California Inc.	628	3
Invacare Corp.	139	2
* Neostem Inc.	3,843	2
* Celldex Therapeutics Inc.	535	2
* DynaVox Inc. Class A	576	2
* Biolase Technology Inc.	650	2
* Lannett Co. Inc.	414	2
* Arena Pharmaceuticals Inc.	933	2
* BioMimetic Therapeutics Inc.	725	2
* CardioNet Inc.	471	2
* Horizon Pharma Inc.	435	2
* CryoLife Inc.	252	1
* Enzon Pharmaceuticals Inc.	186	1
* LHC Group Inc.	68	1
* RTI Biologics Inc.	247	1
* Enzo Biochem Inc.	322	1
* Astex Pharmaceuticals	360	1
* Harvard Bioscience Inc.	127	1
* Skilled Healthcare Group Inc.	80	1
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	367	—
		10,380
Industrials (16.6%)
* Clean Harbors Inc.	4,018	270
Acuity Brands Inc.	3,712	231

64

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Woodward Inc.	5,272	231
CLARCOR Inc.	4,115	208
* Genesee & Wyoming Inc. Class A	3,396	202
HEICO Corp.	3,575	195
* Dollar Thrifty Automotive Group Inc.	2,479	188
* Hexcel Corp.	7,119	180
* Old Dominion Freight Line Inc.	4,077	177
* Chart Industries Inc.	2,524	173
Watsco Inc.	2,410	172
* Middleby Corp.	1,605	157
Applied Industrial Technologies Inc.	3,641	146
* Acacia Research Corp.	3,675	145
Belden Inc.	3,493	138
* CoStar Group Inc.	2,173	130
* Colfax Corp.	3,688	125
Corporate Executive Board Co.	2,966	123
* Avis Budget Group Inc.	9,020	116
* Advisory Board Co.	1,431	116
* HUB Group Inc. Class A	3,163	113
Healthcare Services Group Inc.	5,703	111
Rollins Inc.	5,460	111
Deluxe Corp.	4,418	109
* II-VI Inc.	4,446	104
Herman Miller Inc.	4,923	103
* Portfolio Recovery Associates Inc.	1,470	102
Raven Industries Inc.	1,554	98
HNI Corp.	3,844	97
Franklin Electric Co. Inc.	1,869	93
* Beacon Roofing Supply Inc.	3,950	93
Knight Transportation Inc.	5,242	90
Titan International Inc.	3,616	89
Brink's Co.	3,476	88
Mine Safety Appliances Co.	2,335	86
* MasTec Inc.	4,868	86
Forward Air Corp.	2,525	85
* Blount International Inc.	4,186	72
Lindsay Corp.	1,074	70
United Stationers Inc.	2,376	69
* Huron Consulting Group Inc.	1,785	68
* RBC Bearings Inc.	1,497	68
TAL International Group Inc.	1,880	68
Tennant Co.	1,639	67
* United Rentals Inc.	1,578	66
Knoll Inc.	4,120	64
* Allegiant Travel Co. Class A	1,263	63
Heartland Express Inc.	4,312	62
* Wabash National Corp.	5,863	62
* USG Corp.	4,334	62
Insperity Inc.	1,962	59
American Science & Engineering Inc.	779	57
Sun Hydraulics Corp.	1,720	56
Interface Inc. Class A	4,515	55
* Exponent Inc.	1,137	55
AZZ Inc.	1,078	54
* Sauer-Danfoss Inc.	995	54
* Trimas Corp.	2,196	53
* Teledyne Technologies Inc.	883	53
* Team Inc.	1,673	51
* DigitalGlobe Inc.	3,029	47
* Altra Holdings Inc.	2,311	45
Kaman Corp.	1,239	43
* Aerovironment Inc.	1,458	42
* Meritor Inc.	5,535	41
* EnerSys	1,206	40

65

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
John Bean Technologies Corp.	2,267	39
Gorman-Rupp Co.	1,312	38
* TrueBlue Inc.	2,244	37
* Trex Co. Inc.	1,330	36
National Presto Industries Inc.	409	35
* Consolidated Graphics Inc.	720	34
Textainer Group Holdings Ltd.	974	32
* MYR Group Inc.	1,613	32
* Kforce Inc.	2,256	32
* Encore Capital Group Inc.	1,379	31
Primoris Services Corp.	1,993	31
CIRCOR International Inc.	925	31
AAON Inc.	1,607	30
* Commercial Vehicle Group Inc.	2,461	30
* Orbital Sciences Corp.	2,107	30
* PMFG Inc.	1,774	29
* EnPro Industries Inc.	762	29
ABM Industries Inc.	1,258	29
Cubic Corp.	597	29
* Mistras Group Inc.	1,261	28
US Ecology Inc.	1,483	28
McGrath Rentcorp	877	28
* DXP Enterprises Inc.	745	28
* Astronics Corp.	821	27
* Tetra Tech Inc.	1,086	27
Actuant Corp. Class A	936	26
Dynamic Materials Corp.	1,143	25
* InnerWorkings Inc.	2,214	25
* Standard Parking Corp.	1,361	25
Triumph Group Inc.	375	24
* Capstone Turbine Corp.	21,125	23
Twin Disc Inc.	728	23
* Swift Transportation Co.	1,982	23
* Furmanite Corp.	3,177	23
* GenCorp Inc.	3,721	22
* Columbus McKinnon Corp.	1,309	22
Houston Wire & Cable Co.	1,530	22
* Ameresco Inc. Class A	1,523	21
* Swisher Hygiene Inc.	7,265	21
ESCO Technologies Inc.	592	21
Mueller Industries Inc.	444	20
* Generac Holdings Inc.	794	20
* Pendrell Corp.	8,270	20
* CAI International Inc.	990	20
Graham Corp.	849	20
* H&E Equipment Services Inc.	1,136	20
* Taser International Inc.	4,798	19
AAR Corp.	869	19
* FuelCell Energy Inc.	12,118	18
* Mobile Mini Inc.	826	18
Thermon Group Holdings Inc.	868	17
* Moog Inc. Class A	382	17
* Global Power Equipment Group Inc.	688	17
Celadon Group Inc.	1,094	16
* ICF International Inc.	601	16
* RPX Corp.	873	15
* Flow International Corp.	3,624	14
Vicor Corp.	1,703	14
* Park-Ohio Holdings Corp.	727	14
Werner Enterprises Inc.	558	13
* NN Inc.	1,464	13
* Casella Waste Systems Inc. Class A	1,851	12
* Alaska Air Group Inc.	175	12
Douglas Dynamics Inc.	849	11

66

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Titan Machinery Inc.	416	11
Brady Corp. Class A	339	11
Albany International Corp.	445	11
* Dycom Industries Inc.	494	10
* Wesco Aircraft Holdings Inc.	675	10
* Metalico Inc.	1,953	10
Watts Water Technologies Inc. Class A	243	10
* Cenveo Inc.	2,462	10
Intersections Inc.	814	9
* Fuel Tech Inc.	1,454	9
* Heritage-Crystal Clean Inc.	398	9
* Zipcar Inc.	671	9
* Coleman Cable Inc.	704	8
NL Industries Inc.	532	8
* LMI Aerospace Inc.	386	8
* TRC Cos. Inc.	1,492	8
Standex International Corp.	196	7
* Xerium Technologies Inc.	926	7
* AT Cross Co. Class A	737	7
Steelcase Inc. Class A	783	7
Aircastle Ltd.	467	6
* EnergySolutions Inc.	1,465	6
* Kadant Inc.	281	6
* GP Strategies Corp.	363	6
* SYKES Enterprises Inc.	384	5
* TMS International Corp. Class A	440	5
* Interline Brands Inc.	249	5
* Odyssey Marine Exploration Inc.	1,618	5
* Quality Distribution Inc.	379	5
* EnerNOC Inc.	603	5
* Active Power Inc.	6,736	5
* On Assignment Inc.	333	5
Viad Corp.	228	4
Marten Transport Ltd.	204	4
* Satcon Technology Corp.	7,638	4
* CRA International Inc.	160	4
* Omega Flex Inc.	232	4
* Korn/Ferry International	221	4
Quad/Graphics Inc.	191	3
* Accuride Corp.	344	3
* Valence Technology Inc.	2,888	3
Heidrick & Struggles International Inc.	125	3
* A123 Systems Inc.	1,331	2
* American Reprographics Co.	434	2
CDI Corp.	145	2
* GeoEye Inc.	106	2
Cascade Corp.	40	2
* Federal Signal Corp.	444	2
* Astronics Corp. Class B	58	2
* Broadwind Energy Inc.	2,937	2
Argan Inc.	118	2
* Pacer International Inc.	291	2
* PowerSecure International Inc.	241	1
Ampco-Pittsburgh Corp.	66	1
Preformed Line Products Co.	21	1
Multi-Color Corp.	55	1
Alamo Group Inc.	31	1
Insteel Industries Inc.	65	1
* WCA Waste Corp.	112	1
Met-Pro Corp.	71	1
* Roadrunner Transportation Systems Inc.	31	1
* Essex Rental Corp.	118	—
Compx International Inc.	11	—
		8,576

67

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Information Technology (22.6%)
* Parametric Technology Corp.	10,215	273
Jack Henry & Associates Inc.	7,403	250
* Concur Technologies Inc.	3,827	226
* Wright Express Corp.	3,311	205
ADTRAN Inc.	5,543	195
* CommVault Systems Inc.	3,774	195
* QLIK Technologies Inc.	6,048	183
* SolarWinds Inc.	4,882	182
* Aruba Networks Inc.	7,704	166
* Taleo Corp. Class A	3,529	162
* Semtech Corp.	5,606	161
* Finisar Corp.	7,701	156
* Microsemi Corp.	7,423	155
* Ultimate Software Group Inc.	2,220	155
* Hittite Microwave Corp.	2,693	154
* Aspen Technology Inc.	7,270	149
* Cavium Inc.	4,162	149
InterDigital Inc.	3,897	148
* ValueClick Inc.	6,761	141
* FEI Co.	3,072	137
* Universal Display Corp.	3,305	137
* Cirrus Logic Inc.	5,690	134
MAXIMUS Inc.	2,982	124
Cognex Corp.	2,911	124
Blackbaud Inc.	3,824	121
* Netgear Inc.	3,145	118
Sapient Corp.	9,386	117
j2 Global Inc.	3,951	117
* TiVo Inc.	10,243	115
* ACI Worldwide Inc.	2,959	112
* NetSuite Inc.	2,339	112
* Sourcefire Inc.	2,444	110
* Synaptics Inc.	2,763	102
* Cardtronics Inc.	3,701	98
* OpenTable Inc.	2,023	98
* Take-Two Interactive Software Inc.	6,316	98
* Tyler Technologies Inc.	2,553	96
* Plexus Corp.	2,765	96
Heartland Payment Systems Inc.	3,312	94
* MicroStrategy Inc. Class A	687	93
* GT Advanced Technologies Inc.	10,817	93
Power Integrations Inc.	2,478	92
* TriQuint Semiconductor Inc.	14,111	91
* Anixter International Inc.	1,284	89
* Bottomline Technologies Inc.	3,088	87
Littelfuse Inc.	1,625	86
* DealerTrack Holdings Inc.	3,049	85
* Manhattan Associates Inc.	1,757	81
* 3D Systems Corp.	3,606	81
* Coherent Inc.	1,441	80
* FARO Technologies Inc.	1,406	78
* Constant Contact Inc.	2,535	77
* Synchronoss Technologies Inc.	2,273	76
* VirnetX Holding Corp.	3,501	76
* Diodes Inc.	3,037	75
* OSI Systems Inc.	1,255	74
* Progress Software Corp.	3,159	73
* Advent Software Inc.	2,823	73
Fair Isaac Corp.	1,792	73
* BroadSoft Inc.	1,930	70
* Liquidity Services Inc.	1,606	69
* Netscout Systems Inc.	3,215	68
* LivePerson Inc.	4,511	68

68

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Syntel Inc.	1,318	68
NIC Inc.	5,507	67
* Stratasys Inc.	1,807	67
* Veeco Instruments Inc.	2,431	66
MTS Systems Corp.	1,335	66
* LogMeIn Inc.	1,754	65
* Volterra Semiconductor Corp.	2,101	65
* Omnivision Technologies Inc.	3,912	64
* Kenexa Corp.	2,259	63
* Ancestry.com Inc.	2,727	62
* comScore Inc.	2,727	60
* Rambus Inc.	8,397	59
* Ultratech Inc.	2,152	59
* Websense Inc.	3,234	58
* Integrated Device Technology Inc.	8,120	56
* Mentor Graphics Corp.	3,674	56
* Viasat Inc.	1,164	54
* RealPage Inc.	2,613	52
* Verint Systems Inc.	1,820	50
* Ceva Inc.	1,980	49
* OCZ Technology Group Inc.	5,643	48
* iGate Corp.	2,663	46
Micrel Inc.	4,336	46
* Ixia	3,321	46
* Entropic Communications Inc.	7,362	45
* Maxwell Technologies Inc.	2,402	44
* Monotype Imaging Holdings Inc.	3,077	43
* RealD Inc.	3,541	42
* DTS Inc.	1,484	42
* Measurement Specialties Inc.	1,275	41
* Forrester Research Inc.	1,255	40
* Super Micro Computer Inc.	2,442	40
Pegasystems Inc.	1,434	40
* TNS Inc.	2,195	40
Ebix Inc.	1,691	39
* ExlService Holdings Inc.	1,381	38
* Higher One Holdings Inc.	2,608	38
Plantronics Inc.	1,003	37
* Dice Holdings Inc.	4,135	37
* Monolithic Power Systems Inc.	1,966	37
OPNET	1,228	35
Badger Meter Inc.	1,072	35
* Bankrate Inc.	1,443	34
* Interactive Intelligence Group Inc.	1,217	34
* Entegris Inc.	3,729	34
* TeleTech Holdings Inc.	2,165	33
* Web.com Group Inc.	2,485	33
* PROS Holdings Inc.	1,835	32
* Fabrinet	1,745	31
* Applied Micro Circuits Corp.	4,576	31
Cass Information Systems Inc.	793	31
* STEC Inc.	3,145	30
* Saba Software Inc.	2,549	30
* Cymer Inc.	648	30
* Quest Software Inc.	1,487	30
* Move Inc.	3,397	30
* Calix Inc.	3,206	29
* Internap Network Services Corp.	3,857	29
* Unisys Corp.	1,532	29
* Silicon Image Inc.	5,374	28
* Rofin-Sinar Technologies Inc.	1,145	27
* Inphi Corp.	1,850	27
* LoopNet Inc.	1,425	26
* Silicon Graphics International Corp.	2,661	26

69

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
Keynote Systems Inc.	1,258	25
* Procera Networks Inc.	1,239	24
* Power-One Inc.	5,478	24
* Stamps.com Inc.	909	24
* Cabot Microelectronics Corp.	463	23
* CSG Systems International Inc.	1,429	23
* Brightpoint Inc.	2,552	22
* NVE Corp.	411	22
* ShoreTel Inc.	4,060	22
* Deltek Inc.	1,914	21
* VASCO Data Security International Inc.	2,328	21
* Lattice Semiconductor Corp.	3,129	21
* Envestnet Inc.	1,652	21
* Cornerstone OnDemand Inc.	987	20
* Virtusa Corp.	1,304	20
* Vocus Inc.	1,503	20
* Globecomm Systems Inc.	1,370	20
* Callidus Software Inc.	2,600	19
* Aeroflex Holding Corp.	1,711	19
* MIPS Technologies Inc. Class A	3,201	18
* Actuate Corp.	3,025	18
* SPS Commerce Inc.	730	18
* Echo Global Logistics Inc.	975	18
* Perficient Inc.	1,476	18
* Rogers Corp.	470	17
* Limelight Networks Inc.	4,588	17
* Active Network Inc.	1,067	17
* JDA Software Group Inc.	681	17
* Newport Corp.	1,017	17
* Zix Corp.	5,748	17
* Convio Inc.	1,050	16
American Software Inc. Class A	1,970	16
* IXYS Corp.	1,370	16
* IntraLinks Holdings Inc.	2,769	16
* SciQuest Inc.	1,072	16
* Ultra Clean Holdings	1,972	16
* LTX-Credence Corp.	2,310	16
* Glu Mobile Inc.	4,121	16
* Digimarc Corp.	545	15
* PDF Solutions Inc.	1,868	15
* Echelon Corp.	3,046	15
* ServiceSource International Inc.	886	15
* MoneyGram International Inc.	830	15
* Immersion Corp.	2,275	15
* Wave Systems Corp. Class A	7,205	15
* Lionbridge Technologies Inc.	5,365	14
* Rubicon Technology Inc.	1,518	14
* Computer Task Group Inc.	891	13
* LeCroy Corp.	1,428	13
* Guidance Software Inc.	1,109	13
* Imperva Inc.	340	13
* Harmonic Inc.	2,116	12
* Scansource Inc.	331	12
* TTM Technologies Inc.	1,036	12
* XO Group Inc.	1,337	12
* Tangoe Inc.	634	12
* Travelzoo Inc.	466	12
Electro Rent Corp.	654	12
* RF Micro Devices Inc.	2,441	12
Pulse Electronics Corp.	3,503	11
* Oplink Communications Inc.	650	11
* MoSys Inc.	2,747	11
* Mindspeed Technologies Inc.	1,531	10
* Responsys Inc.	798	10

70

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* CACI International Inc. Class A	157	9
* PRGX Global Inc.	1,644	9
* TeleNav Inc.	1,302	9
* support.com Inc.	2,531	8
* Extreme Networks	2,178	8
* Hackett Group Inc.	1,663	8
* Kopin Corp.	2,205	8
* Numerex Corp. Class A	804	8
QAD Inc. Class A	554	8
* Seachange International Inc.	1,086	7
* MaxLinear Inc.	1,347	7
* FalconStor Software Inc.	2,585	7
* Angie's List Inc.	441	7
* Digital River Inc.	396	7
* SRS Labs Inc.	1,015	7
* Amtech Systems Inc.	756	7
* AXT Inc.	1,141	7
* InvenSense Inc.	390	6
* TechTarget Inc.	871	6
* Ellie Mae Inc.	711	6
* Openwave Systems Inc.	2,152	5
Daktronics Inc.	574	5
* Loral Space & Communications Inc.	72	5
* eMagin Corp.	1,569	5
* InfoSpace Inc.	428	5
DDi Corp.	454	5
* Ubiquiti Networks Inc.	177	5
* Demand Media Inc.	665	5
* Infinera Corp.	554	4
* TeleCommunication Systems Inc. Class A	1,644	4
* Electronics for Imaging Inc.	275	4
* Carbonite Inc.	444	4
* Meru Networks Inc.	907	4
* Microvision Inc.	1,295	4
* Sonus Networks Inc.	1,368	4
* Digi International Inc.	352	4
* Zygo Corp.	206	4
* Motricity Inc.	2,936	4
* Powerwave Technologies Inc.	2,666	4
* Multi-Fineline Electronix Inc.	129	3
* ATMI Inc.	151	3
Marchex Inc. Class B	741	3
* Intermolecular Inc.	468	3
* QuinStreet Inc.	276	3
* Zillow Inc.	85	3
* Anaren Inc.	141	2
Electro Scientific Industries Inc.	174	2
* Exar Corp.	342	2
* Quepasa Corp.	575	2
* Pericom Semiconductor Corp.	279	2
EPIQ Systems Inc.	185	2
* NeoPhotonics Corp.	359	2
* Kemet Corp.	189	2
* Dot Hill Systems Corp.	1,002	1
* Dialogic Inc.	1,410	1
* Novatel Wireless Inc.	309	1
* FriendFinder Networks Inc.	432	1
* NCI Inc. Class A	91	1
* Viasystems Group Inc.	25	—
* KVH Industries Inc.	47	—
* ePlus Inc.	8	—
		11,679
Materials (4.3%)
NewMarket Corp.	772	141

71

Vanguard® Russell 2000 Index Fund
Schedule of Investments
February 29, 2012

		Market
		Value
	Shares	($000)
* Stillwater Mining Co.	9,903	141
Hecla Mining Co.	23,988	122
Eagle Materials Inc.	3,097	97
Innophos Holdings Inc.	1,866	94
Olin Corp.	4,130	87
* Chemtura Corp.	5,086	79
PolyOne Corp.	5,820	78
Globe Specialty Metals Inc.	5,420	77
Balchem Corp.	2,480	68
* Kraton Performance Polymers Inc.	2,397	67
Koppers Holdings Inc.	1,762	66
* LSB Industries Inc.	1,575	63
* Graphic Packaging Holding Co.	11,954	63
AMCOL International Corp.	2,085	61
Deltic Timber Corp.	924	60
Gold Resource Corp.	2,430	59
* Calgon Carbon Corp.	3,849	58
* Innospec Inc.	1,815	56
Haynes International Inc.	815	52
Worthington Industries Inc.	2,878	49
* Flotek Industries Inc.	4,299	48
* McEwen Mining Inc.	9,073	47
* SunCoke Energy Inc.	2,918	42
Quaker Chemical Corp.	827	34
Kaiser Aluminum Corp.	604	29
Hawkins Inc.	744	29
Zep Inc.	1,878	28
* Paramount Gold and Silver Corp.	10,060	26
* TPC Group Inc.	737	26
Noranda Aluminum Holding Corp.	1,957	23
* US Silica Holdings Inc.	1,331	23
* General Moly Inc.	5,814	21
* Omnova Solutions Inc.	3,902	20
* Golden Minerals Co.	2,240	19
Neenah Paper Inc.	658	18
* Coeur d'Alene Mines Corp.	490	14
* Metals USA Holdings Corp.	975	13
* Midway Gold Corp.	7,224	13
* AEP Industries Inc.	361	13
* Senomyx Inc.	3,332	11
KMG Chemicals Inc.	530	9
HB Fuller Co.	283	9
* RTI International Metals Inc.	338	8
FutureFuel Corp.	562	6
* Revett Minerals Inc.	1,164	5
American Vanguard Corp.	304	5
* Materion Corp.	133	4
A Schulman Inc.	135	3
* Vista Gold Corp.	939	3
* United States Lime & Minerals Inc.	42	3
Myers Industries Inc.	176	2
* Horsehead Holding Corp.	183	2
* Handy & Harman Ltd.	80	1
		2,195
Telecommunication Services (1.0%)
* AboveNet Inc.	1,995	139
* Cogent Communications Group Inc.	3,957	73
* General Communication Inc. Class A	3,536	37
Consolidated Communications Holdings Inc.	1,785	34
NTELOS Holdings Corp.	1,286	30
* 8x8 Inc.	5,340	23
Shenandoah Telecommunications Co.	2,048	20
* Cincinnati Bell Inc.	4,968	19
* Cbeyond Inc.	2,407	18

72

Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments
February 29, 2012

			Market
			Value
		Shares	($000)
	Lumos Networks Corp.	1,301	17
*	inContact Inc.	2,364	13
	HickoryTech Corp.	1,125	12
*	Vonage Holdings Corp.	4,975	12
*	Leap Wireless International Inc.	1,068	11
*	Towerstream Corp.	3,564	10
	IDT Corp. Class B	1,075	10
	Atlantic Tele-Network Inc.	183	7
*	Boingo Wireless Inc.	357	3
*	Iridium Communications Inc.	432	3
	Alaska Communications Systems Group Inc.	772	2
	SureWest Communications	76	2
*	Fairpoint Communications Inc.	147	1
			496
Utilities (0.1%)
	South Jersey Industries Inc.	461	24
	Atlantic Power Corp.	726	10
	Genie Energy Ltd. Class B	1,075	10
	Otter Tail Corp.	166	4

			48
Total Investments (100.0%) (Cost $46,678)			51,600
Other Assets and Liabilities—Net (0.0%)			—
Net Assets (100.0%)			51,600

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
REIT—Real Estate Investment Trust.

73

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA18512 042012

Semiannual Report | February 29, 2012
Vanguard Russell 3000 Index Fund

> Vanguard Russell 3000 Index Fund returned about 13% for the six-month period ended February 29, 2012.

> The fund closely tracked its benchmark index.

> Technology and consumer discretionary stocks were the strongest performers for the period, reflecting growing optimism about the economy.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	19
Glossary.	21

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended February 29, 2012
Total
Returns
Vanguard Russell 3000 Index Fund
Institutional Shares	13.14%
ETF Shares
Market Price	13.13
Net Asset Value	13.10
Russell 3000 Index	13.24
Multi-Cap Core Funds Average	10.97
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
August 31, 2011, Through February 29, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Russell 3000 Index Fund
Institutional Shares	$108.32	$121.37	$1.021	$0.000
ETF Shares	55.97	62.72	0.507	0.000

1

Chairman’s Letter

Dear Shareholder,

Buoyed by signs of a strengthening economy, U.S. stocks enjoyed robust gains for the six months ended February 29, 2012. Technology stocks were especially strong performers in what was a broad-based advance for domestic equities.

The Russell 3000 Index Fund, which provides exposure to the entire U.S. stock market, returned 13.10% for ETF Shares and 13.14% for Institutional Shares, closely tracking its benchmark index. (The ETF return cited is based on net asset value.)

Notes of economic optimism propelled stock prices higher
U.S. stocks produced a strong return of 13.18% over the period. That statement is true enough, but the headline figure obscures the volatility that has been perhaps the most prominent feature of the financial markets over the past six months and indeed the past few years. If our semiannual reporting period had started a month earlier, for example, the Dow Jones U.S. Total Stock Market Index would have returned just 1.97%. A start date two months earlier would have produced a return of –5.18%.

In the six months through February, however, stock prices benefited from signs of acceleration in the U.S. economic expansion and from hope that the European Union’s latest agreement on Greek debt would help to contain a threat that has menaced global markets for much of

2

the past two years. European stocks rallied on the news about Greece, but international stocks still trailed their U.S. counterparts for the full six months.

The bond markets’ strength confounded expectations
Bonds produced solid returns, to the surprise of many long-time observers of the fixed income markets. At the start of the period, the yield of the 10-year U.S. Treasury note stood at just 2.22%, suggesting that returns would be very modest by historical standards. Over the next six months, however, yields moved lower still, boosting bond prices, which move in the opposite direction. At the end of February, the yield of the 10-year T-note stood at 1.98%. As yields drop, obviously, the scope for continued declines—and price increases—diminishes. Municipal bonds performed even more strongly than the broad taxable market.

The returns for 3-month Treasury bills and other money market instruments remained near 0%, consistent with the Federal Reserve’s policy on interest rates.

A broad-based rally notable for surging tech stocks
As I mentioned earlier, the fiscal half-year was an exceptionally strong period for stocks. All ten of the sectors that make up the Russell 3000 Index had positive returns, with technology stocks leading the way.

Market Barometer

			Total Returns
		Periods Ended February 29, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.31%	4.86%	1.77%
Russell 2000 Index (Small-caps)	12.40	-0.15	1.83
Dow Jones U.S. Total Stock Market Index	13.18	4.35	2.07
MSCI All Country World Index ex USA (International)	3.97	-6.10	-0.75

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.73%	8.37%	6.36%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	5.67	12.42	5.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.06	1.20

CPI
Consumer Price Index	0.49%	2.87%	2.27%

3

The technology sector benefited amid signs of strong spending by both consumers and businesses. Communication equipment manufacturers were among the sector’s stars. Internet, software, and computer companies also recorded double-digit returns, helped by the popularity of smart-phones and tablet computers and their peripheral products and services.

Consumer discretionary stocks, which like their technology counterparts are particularly sensitive to the rhythms of the business cycle, were also a standout. Signs that consumers were opening their wallets boosted the shares of everything from cable television companies to clothing retailers. The financial sector, which has been beset by a host of problems, rebounded. Bank stocks were especially strong, with investors apparently optimistic that lenders were getting past the lingering effects of mortgage defaults associated with the U.S. housing downturn.

Weak spots were conspicuous by their absence. Utilities and telecommunication services stocks produced the lowest returns, but their absolute gains were strong.

Vanguard Russell 3000 Index Fund succeeded in capturing nearly all of the returns of its target index. The fund’s performance is a reflection of the deep experience of Vanguard’s Equity Investment Group, the fund’s advisor,

Expense Ratios
Your Fund Compared With Its Peer Group
	Institutional	ETF	Peer Group
	Shares	Shares	Average
Russell 3000 Index Fund	0.09%	0.16%	1.18%

The fund expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: Multi-Cap Core Funds.

4

which has spent more than 35 years developing and refining index-fund management strategies.

Stay focused on what you can control
In my letter to you in last year’s semi-annual report, I cautioned that strong results can’t be expected in every period. We’ve had another period of impressive returns, but the caution still very much applies. Indeed, as I discussed earlier, the double-digit gains recorded by U.S. stocks mask significant volatility.

You will perhaps recall that markets were roiled in the early fall by concerns over the European debt crisis as well as renewed worries about the U.S. economy. I note these challenges not to discourage you but as a way of helping set realistic expectations. We’re sure to experience stock downturns in the future, and when they occur, maintaining a long-term perspective is essential.

In addition to keeping a long-term view, it’s constructive to focus on two key elements of an investment plan: how much you’re investing and how long you’re investing for. This point was underscored by a recent Vanguard research paper (Penny Saved, Penny Earned, available at vanguard.com/ research.) The study found that retirement investors have a greater likelihood of reaching their goals if they increase their savings rate and savings time horizon. Those two factors, independently or together, can generally provide a higher

A note on expense ratios
The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

5

chance of success than simply counting on the possibility of higher portfolio returns, the study’s authors concluded.

As always, Vanguard encourages you to create a long-term investment plan that includes a mix of stocks, bonds, and short-term investments that are appropriate for your goals and risk tolerance. A well-balanced portfolio can help cushion some of the market’s volatility while allowing you to participate in its long-term potential for growth. The Russell 3000 Index Fund, which provides broadly diversified, low-cost exposure to the entire U.S. stock market, can be a building block in such a portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 20, 2012

6

Russell 3000 Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics

	Institutional	ETF
	Shares	Shares
Ticker Symbol	VRTTX	VTHR
Expense Ratio[1]	0.09%	0.16%
30-Day SEC Yield	1.88%	1.81%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		3000	Market
	Fund	Index	Index
Number of Stocks	2,928	2,924	3,733
Median Market Cap	$34.8B	$34.8B	$33.9B
Price/Earnings Ratio	16.5x	16.5x	16.5x
Price/Book Ratio	2.2x	2.2x	2.2x
Return on Equity	18.2%	18.0%	18.2%
Earnings Growth Rate	7.6%	7.6%	7.6%
Dividend Yield	2.0%	2.0%	1.9%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	26%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		3000	Market
	Fund	Index	Index
Consumer
Discretionary	11.9%	11.9%	11.9%
Consumer Staples	9.4	9.3	9.4
Energy	11.2	11.2	11.2
Financials	15.4	15.4	15.4
Health Care	11.4	11.4	11.4
Industrials	11.4	11.4	11.2
Information
Technology	19.2	19.3	19.4
Materials	4.1	4.1	4.1
Telecommunication
Services	2.5	2.5	2.5
Utilities	3.5	3.5	3.5

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	3.3%
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.8
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
Microsoft Corp.	Systems Software	1.5
Chevron Corp.	Integrated Oil &
	Gas	1.4
General Electric Co.	Industrial
	Conglomerates	1.3
Procter & Gamble Co.	Household
	Products	1.2
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Johnson & Johnson	Pharmaceuticals	1.2
Pfizer Inc.	Pharmaceuticals	1.1
Top Ten		16.6%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.08% for Institutional Shares and 0.15% for ETF Shares.

7

Russell 3000 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 20, 2010, Through February 29, 2012

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Institutional Shares	11/1/2010	1.00%	7.16%
ETF Shares	9/20/2010
Market Price		0.85	9.79
Net Asset Value		0.95	9.83

See Financial Highlights for dividend and capital gains information.

8

Russell 3000 Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of February 29, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	5,934	589	0.7%
Comcast Corp. Class A	15,777	464	0.5%
Home Depot Inc.	9,144	435	0.5%
Walt Disney Co.	10,241	430	0.5%
* Amazon.com Inc.	2,081	374	0.4%
Consumer Discretionary—Other †		8,088	9.3%
		10,380	11.9%
Consumer Staples
Procter & Gamble Co.	15,969	1,078	1.2%
Philip Morris International Inc.	10,174	850	1.0%
Coca-Cola Co.	11,303	790	0.9%
Wal-Mart Stores Inc.	10,146	599	0.7%
PepsiCo Inc.	9,039	569	0.6%
Altria Group Inc.	11,983	361	0.4%
Kraft Foods Inc.	9,459	360	0.4%
CVS Caremark Corp.	7,764	350	0.4%
Consumer Staples—Other †		3,202	3.7%
		8,159	9.3%
Energy
Exxon Mobil Corp.	28,182	2,438	2.8%
Chevron Corp.	11,501	1,255	1.4%
Schlumberger Ltd.	7,759	602	0.7%
ConocoPhillips	7,593	581	0.7%
Occidental Petroleum Corp.	4,650	485	0.5%
Energy—Other †		4,370	5.0%
		9,731	11.1%
Financials
JPMorgan Chase & Co.	22,733	892	1.0%
Wells Fargo & Co.	28,140	881	1.0%
* Berkshire Hathaway Inc. Class B	10,015	786	0.9%

9

Russell 3000 Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Citigroup Inc.	16,618	554	0.7%
Bank of America Corp.	57,961	462	0.5%
Goldman Sachs Group Inc.	2,965	341	0.4%
US Bancorp	11,022	324	0.4%
American Express Co.	6,011	318	0.4%
Financials—Other †		8,849	10.1%
		13,407	15.4%
Health Care
Johnson & Johnson	15,682	1,021	1.1%
Pfizer Inc.	45,201	954	1.1%
Merck & Co. Inc.	17,658	674	0.8%
Abbott Laboratories	8,890	503	0.6%
UnitedHealth Group Inc.	6,203	346	0.4%
Bristol-Myers Squibb Co.	9,760	314	0.3%
Health Care—Other †		6,087	7.0%
		9,899	11.3%
Industrials
General Electric Co.	60,656	1,156	1.3%
United Technologies Corp.	5,237	439	0.5%
Caterpillar Inc.	3,689	421	0.5%
3M Co.	4,068	356	0.4%
United Parcel Service Inc. Class B	4,204	323	0.4%
Boeing Co.	4,224	317	0.3%
Industrials—Other †		6,963	8.0%
		9,975	11.4%
Information Technology
* Apple Inc.	5,291	2,870	3.3%
International Business Machines Corp.	6,930	1,363	1.6%
Microsoft Corp.	42,453	1,347	1.6%
* Google Inc. Class A	1,440	890	1.0%
Intel Corp.	30,332	815	0.9%
Oracle Corp.	21,974	643	0.7%
Cisco Systems Inc.	31,466	626	0.7%
QUALCOMM Inc.	9,547	594	0.7%
Visa Inc. Class A	2,994	348	0.4%
* EMC Corp.	11,771	326	0.4%
Information Technology—Other †		7,021	8.0%
		16,843	19.3%

Materials †		3,582	4.1%

Telecommunication Services
AT&T Inc.	33,879	1,036	1.2%
Verizon Communications Inc.	16,175	616	0.7%
Telecommunication Services—Other †		514	0.6%
		2,166	2.5%

Utilities †		3,032	3.5%
Total Common Stocks (Cost $80,155)		87,174	99.8%[1]

10

Russell 3000 Index Fund

	Market	Percentage
	Value•	of Net
	($000)	Assets
[2]Temporary Cash Investments (Cost $200) †	200	0.3%[1]
Total Investments (Cost $80,355)	87,374	100.1%
Other Assets and Liabilities
Other Assets	288	0.3%
Liabilities	(336)	(0.4%)
	(48)	(0.1%)
Net Assets	87,326	100.0%

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	81,960
Undistributed Net Investment Income	249
Accumulated Net Realized Losses	(1,911)
Unrealized Appreciation (Depreciation)
Investment Securities	7,019
Futures Contracts	9
Net Assets	87,326

Institutional Shares—Net Assets
Applicable to 512,778 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	62,236
Net Asset Value Per Share—Institutional Shares	$121.37

ETF Shares—Net Assets
Applicable to 400,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	25,090
Net Asset Value Per Share—ETF Shares	$62.72

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

11

Russell 3000 Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Dividends	682
Total Income	682
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	6
Management and Administrative—ETF Shares	10
Custodian Fees	18
Total Expenses	34
Net Investment Income	648
Realized Net Gain (Loss)
Investment Securities Sold	(442)
Futures Contracts	59
Realized Net Gain (Loss)	(383)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	8,720
Futures Contracts	(1)
Change in Unrealized Appreciation (Depreciation)	8,719
Net Increase (Decrease) in Net Assets Resulting from Operations	8,984

See accompanying Notes, which are an integral part of the Financial Statements.

12

Russell 3000 Index Fund

Statement of Changes in Net Assets

		September 20,
	Six Months Ended	2010[1] to
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	648	529
Realized Net Gain (Loss)	(383)	(215)
Change in Unrealized Appreciation (Depreciation)	8,719	(1,691)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,984	(1,377)
Distributions
Net Investment Income
Institutional Shares	(390)	(181)
ETF Shares	(203)	(154)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(593)	(335)
Capital Share Transactions
Institutional Shares	21,958	35,657
ETF Shares	—	23,032
Net Increase (Decrease) from Capital Share Transactions	21,958	58,689
Total Increase (Decrease)	30,349	56,977
Net Assets
Beginning of Period	56,977	—
End of Period[2]	87,326	56,977
1 Inception.
2 Net Assets—End of Period includes undistributed net investment income of $249,000 and $194,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Russell 3000 Index Fund

Financial Highlights

Institutional Shares
	Six Months	Nov. 1,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$108.32	$104.44
Investment Operations
Net Investment Income	.996	1.494
Net Realized and Unrealized Gain (Loss) on Investments	13.075	3.650
Total from Investment Operations	14.071	5.144
Distributions
Dividends from Net Investment Income	(1.021)	(1.264)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.021)	(1.264)
Net Asset Value, End of Period	$121.37	$108.32

Total Return	13.14%	4.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$62	$35
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]
Ratio of Net Investment Income to Average Net Assets	1.99%	1.78%[2]
Portfolio Turnover Rate[3]	26%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Russell 3000 Index Fund

Financial Highlights

ETF Shares
	Six Months	Sept. 20,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$55.97	$51.86
Investment Operations
Net Investment Income	.494	.819
Net Realized and Unrealized Gain (Loss) on Investments	6.763	3.924
Total from Investment Operations	7.257	4.743
Distributions
Dividends from Net Investment Income	(.507)	(.633)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.507)	(.633)
Net Asset Value, End of Period	$62.72	$55.97

Total Return	13.10%	9.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25	$22
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.92%	1.71%[2]
Portfolio Turnover Rate[3]	26%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Russell 3000 Index Fund

Notes to Financial Statements

Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax year ended August 31, 2011, and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

16

Russell 3000 Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $13,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 29, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	87,174	—	—
Temporary Cash Investments	—	200	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	87,172	200	—
1 Represents variation margin on the last day of the reporting period.

D. At February 29, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2012	1	81	8
E-mini S&P 500 Index	March 2012	1	68	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

17

Russell 3000 Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $1,436,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending August, 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 29, 2012, the cost of investment securities for tax purposes was $80,355,000. Net unrealized appreciation of investment securities for tax purposes was $7,019,000, consisting of unrealized gains of $8,628,000 on securities that had risen in value since their purchase and $1,609,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 29, 2012, the fund purchased $31,026,000 of investment securities and sold $8,825,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Inception[1] to
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	29,750	266	37,726	337
Issued in Lieu of Cash Distributions	390	4	181	2
Redeemed	(8,182)	(77)	(2,250)	(20)
Net Increase (Decrease)—Institutional Shares	21,958	193	35,657	319
ETF Shares
Issued	—	—	34,354	600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(11,322)	(200)
Net Increase (Decrease)—ETF Shares	—	—	23,032	400
1 Inception was September 20, 2010, for ETF Shares and November 1, 2010, for Institutional Shares.

H. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

19

Six Months Ended February 29, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Russell 3000 Index Fund	8/31/2011	2/29/2012	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,131.42	$0.42
ETF Shares	1,000.00	1,131.03	0.79
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.47	$0.40
ETF Shares	1,000.00	1,024.12	0.75

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.08% for Institutional Shares and 0.15% for ETF Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

20

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

21

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

22

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services), Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing),
Board. Principal Occupation(s) During the Past Five	and Delphi Automotive LLP (automotive components);
Years: Chairman of the Board of The Vanguard Group,	Senior Advisor at New Mountain Capital; Trustee of
Inc., and of each of the investment companies served	The Conference Board.
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive	Amy Gutmann
Officer and President of The Vanguard Group and of	Born 1949. Trustee Since June 2006. Principal
each of the investment companies served by The	Occupation(s) During the Past Five Years: President
Vanguard Group since 2008; Director of Vanguard	of the University of Pennsylvania; Christopher H.
Marketing Corporation; Managing Director of The	Browne Distinguished Professor of Political Science
Vanguard Group (1995–2008).	in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
nication and the Graduate School of Education
Independent Trustees	of the University of Pennsylvania; Director of
Carnegie Corporation of New York, Schuylkill River
Emerson U. Fullwood	Development Corporation, and Greater Philadelphia
Born 1948. Trustee Since January 2008. Principal	Chamber of Commerce; Trustee of the National
Occupation(s) During the Past Five Years: Executive	Constitution Center; Chair of the Presidential
Chief Staff and Marketing Officer for North America	Commission for the Study of Bioethical Issues.
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and	JoAnn Heffernan Heisen
services); Executive in Residence and 2010	Born 1950. Trustee Since July 1998. Principal
Distinguished Minett Professor at the Rochester	Occupation(s) During the Past Five Years: Corporate
Institute of Technology; Director of SPX Corporation	Vice President and Chief Global Diversity Officer
(multi-industry manufacturing), the United Way of	(retired 2008) and Member of the Executive
Rochester, Amerigroup Corporation (managed health	Committee (1997–2008) of Johnson & Johnson
care), the University of Rochester Medical Center,	(pharmaceuticals/medical devices/consumer
Monroe Community College Foundation, and North	products); Director of Skytop Lodge Corporation
Carolina A&T University.	(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
Rajiv L. Gupta	for Talent Innovation; Member of the Advisory Board
Born 1945. Trustee Since December 2001.[2]	of the Maxwell School of Citizenship and Public Affairs
Principal Occupation(s) During the Past Five Years:	at Syracuse University.
Chairman and Chief Executive Officer (retired 2009)

F. Joseph Loughrey	Group since 2010; Assistant Controller of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group (2001–2010).
and Chief Operating Officer (retired 2009) and Vice
Chairman of the Board (2008–2009) of Cummins Inc.	Thomas J. Higgins
(industrial machinery); Director of SKF AB (industrial	Born 1957. Chief Financial Officer Since September
machinery), Hillenbrand, Inc. (specialized consumer	2008. Principal Occupation(s) During the Past Five
services), the Lumina Foundation for Education, and	Years: Principal of The Vanguard Group, Inc.; Chief
Oxfam America; Chairman of the Advisory Council	Financial Officer of each of the investment companies
for the College of Arts and Letters and Member	served by The Vanguard Group since 2008; Treasurer
of the Advisory Board to the Kellogg Institute for	of each of the investment companies served by The
International Studies at the University of Notre Dame.	Vanguard Group (1998–2008).

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School (retired 2011); Chief Investment	the investment companies served by The Vanguard
Officer and Managing Partner of HighVista Strategies	Group since 2008; Assistant Treasurer of each of the
LLC (private investment firm); Director of Rand	investment companies served by The Vanguard Group
Merchant Bank; Overseer of the Museum of Fine	(1988–2008).
Arts Boston.
Heidi Stam
Alfred M. Rankin, Jr.	Born 1956. Secretary Since July 2005. Principal
Born 1941. Trustee Since January 1993. Principal	Occupation(s) During the Past Five Years: Managing
Occupation(s) During the Past Five Years: Chairman,	Director of The Vanguard Group, Inc., since 2006;
President, and Chief Executive Officer of NACCO	General Counsel of The Vanguard Group since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Secretary of The Vanguard Group and of each of the
Director of Goodrich Corporation (industrial products/	investment companies served by The Vanguard Group
aircraft systems and services) and the National	since 2005; Director and Senior Vice President of
Association of Manufacturers; Chairman of the Board	Vanguard Marketing Corporation since 2005;
of the Federal Reserve Bank of Cleveland and of	Principal of The Vanguard Group (1997–2006).
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Vanguard Senior Management Team
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	Michael S. Miller
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	James M. Norris
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	Glenn W. Reed
Incorporated (communications equipment); Director of	Martha G. King	George U. Sauter
Corning Incorporated (2000-2010) and Dow Corning	Chris D. McIsaac
(2001–2010); Director of SPX Corporation (multi-
industry manufacturing); Overseer of the Amos Tuck	Chairman Emeritus and Senior Advisor
School of Business Administration at Dartmouth
College; Advisor to the Norris Cotton Cancer Center.	John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Executive Officers

Glenn Booraem	Founder
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	John C. Bogle
of The Vanguard Group, Inc.; Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q18542 042012

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (11.9%)
McDonald's Corp.	5,934	589
Comcast Corp. Class A	15,777	464
Home Depot Inc.	9,144	435
Walt Disney Co.	10,241	430
* Amazon.com Inc.	2,081	374
Ford Motor Co.	21,308	264
News Corp. Class A	12,370	246
Target Corp.	3,937	223
NIKE Inc. Class B	2,039	220
Time Warner Inc.	5,726	213
Lowe's Cos. Inc.	7,435	211
Starbucks Corp.	4,280	208
* DIRECTV Class A	4,034	187
* priceline.com Inc.	285	179
Yum! Brands Inc.	2,665	177
TJX Cos. Inc.	4,428	162
Viacom Inc. Class B	3,165	151
Time Warner Cable Inc.	1,826	145
Johnson Controls Inc.	3,882	127
Coach Inc.	1,680	126
* Las Vegas Sands Corp.	2,237	124
CBS Corp. Class B	3,817	114
* General Motors Co.	4,337	113
Macy's Inc.	2,436	93
* Bed Bath & Beyond Inc.	1,426	85
* Liberty Global Inc. Class A	1,588	80
Omnicom Group Inc.	1,611	80
Carnival Corp.	2,444	74
McGraw-Hill Cos. Inc.	1,590	74
VF Corp.	499	73
Kohl's Corp.	1,453	72
Ross Stores Inc.	1,349	72
* Discovery Communications Inc. Class A	1,517	71
* Chipotle Mexican Grill Inc. Class A	179	70
Limited Brands Inc.	1,432	67
* Liberty Interactive Corp. Class A	3,453	65
Mattel Inc.	1,996	65
* O'Reilly Automotive Inc.	738	64
Harley-Davidson Inc.	1,358	63
Ralph Lauren Corp. Class A	361	63
Thomson Reuters Corp.	2,164	63
* Dollar Tree Inc.	704	62
* Liberty Media Corp. - Liberty Capital Class A	674	61
Starwood Hotels & Resorts Worldwide Inc.	1,122	60
Staples Inc.	4,099	60
Genuine Parts Co.	906	57
* AutoZone Inc.	146	55
Marriott International Inc. Class A	1,496	53
* BorgWarner Inc.	632	52
* Sirius XM Radio Inc.	22,773	51
Tiffany & Co.	738	48
Gap Inc.	2,044	48
Nordstrom Inc.	881	47
Wynn Resorts Ltd.	365	43
Best Buy Co. Inc.	1,706	42
Virgin Media Inc.	1,596	40
* CarMax Inc.	1,293	40
Wyndham Worldwide Corp.	871	38
Family Dollar Stores Inc.	700	38
JC Penney Co. Inc.	946	37
Darden Restaurants Inc.	728	37

1

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
PetSmart Inc.	649	36
* Fossil Inc.	296	36
Advance Auto Parts Inc.	422	36
* Netflix Inc.	317	35
Tractor Supply Co.	409	35
Autoliv Inc.	505	34
DISH Network Corp. Class A	1,132	33
Whirlpool Corp.	431	33
* Tempur-Pedic International Inc.	387	31
Interpublic Group of Cos. Inc.	2,607	31
Newell Rubbermaid Inc.	1,646	30
PVH Corp.	338	29
Garmin Ltd.	608	29
H&R Block Inc.	1,726	28
* MGM Resorts International	1,992	27
Lear Corp.	595	27
* Apollo Group Inc. Class A	629	27
* TRW Automotive Holdings Corp.	576	26
* LKQ Corp.	825	26
Foot Locker Inc.	875	26
International Game Technology	1,696	25
* Panera Bread Co. Class A	164	25
Polaris Industries Inc.	366	24
Dick's Sporting Goods Inc.	533	24
* Dollar General Corp.	560	24
Hasbro Inc.	652	23
Signet Jewelers Ltd.	491	23
Williams-Sonoma Inc.	594	23
Abercrombie & Fitch Co.	497	23
Scripps Networks Interactive Inc. Class A	502	23
DR Horton Inc.	1,582	23
Royal Caribbean Cruises Ltd.	763	22
* Ulta Salon Cosmetics & Fragrance Inc.	257	21
Lennar Corp. Class A	906	21
* Mohawk Industries Inc.	321	20
Tupperware Brands Corp.	325	20
Gannett Co. Inc.	1,359	20
* NVR Inc.	29	20
Harman International Industries Inc.	397	20
* Toll Brothers Inc.	830	19
* Charter Communications Inc. Class A	307	19
Gentex Corp.	807	19
Expedia Inc.	549	19
* Under Armour Inc. Class A	207	18
Jarden Corp.	521	18
Leggett & Platt Inc.	808	18
GameStop Corp. Class A	799	18
* TripAdvisor Inc.	554	18
* Goodyear Tire & Rubber Co.	1,380	18
Cablevision Systems Corp. Class A	1,228	17
* Urban Outfitters Inc.	614	17
* PulteGroup Inc.	1,953	17
* Sears Holdings Corp.	239	17
* Penn National Gaming Inc.	386	16
* Big Lots Inc.	374	16
* Deckers Outdoor Corp.	219	16
American Eagle Outfitters Inc.	1,107	16
* Hanesbrands Inc.	556	16
* Visteon Corp.	290	16
Sotheby's	394	16
Service Corp. International	1,361	15
Chico's FAS Inc.	1,026	15
* AMC Networks Inc. Class A	315	14
* Ascena Retail Group Inc.	364	14

2

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
DeVry Inc.	391	14
* Carter's Inc.	285	14
* Warnaco Group Inc.	234	14
* Dana Holding Corp.	852	14
* Tenneco Inc.	353	14
Weight Watchers International Inc.	169	13
* Sally Beauty Holdings Inc.	552	13
Guess? Inc.	377	13
* Domino's Pizza Inc.	339	13
Brunswick Corp.	526	13
Brinker International Inc.	450	12
* Life Time Fitness Inc.	248	12
John Wiley & Sons Inc. Class A	270	12
Rent-A-Center Inc.	338	12
Aaron's Inc.	424	12
Men's Wearhouse Inc.	304	12
Dillard's Inc. Class A	188	11
Cinemark Holdings Inc.	549	11
Washington Post Co. Class B	29	11
* Lamar Advertising Co. Class A	345	11
* Madison Square Garden Co. Class A	354	11
Wolverine World Wide Inc.	292	11
Six Flags Entertainment Corp.	246	11
* Coinstar Inc.	190	11
* Bally Technologies Inc.	255	11
* ITT Educational Services Inc.	158	11
* Hyatt Hotels Corp. Class A	261	11
* Tesla Motors Inc.	323	11
Pool Corp.	288	10
* Crocs Inc.	518	10
* Cheesecake Factory Inc.	341	10
* Pier 1 Imports Inc.	588	10
* Select Comfort Corp.	338	10
* Steven Madden Ltd.	230	10
* Buffalo Wild Wings Inc.	112	10
* Genesco Inc.	141	10
* Cabela's Inc.	270	10
Vail Resorts Inc.	218	9
Wendy's Co.	1,773	9
HSN Inc.	240	9
Thor Industries Inc.	271	9
* Aeropostale Inc.	491	9
Morningstar Inc.	146	9
Hillenbrand Inc.	378	9
* JOS A Bank Clothiers Inc.	168	9
Monro Muffler Brake Inc.	187	9
* Saks Inc.	715	8
* Express Inc.	346	8
* Hibbett Sports Inc.	168	8
* Iconix Brand Group Inc.	448	8
* Childrens Place Retail Stores Inc.	159	8
* AutoNation Inc.	236	8
* Live Nation Entertainment Inc.	855	8
Cracker Barrel Old Country Store Inc.	142	8
Strayer Education Inc.	76	8
DSW Inc. Class A	138	8
* WMS Industries Inc.	353	8
* ANN Inc.	320	8
* DreamWorks Animation SKG Inc. Class A	435	8
Finish Line Inc. Class A	326	7
Buckle Inc.	166	7
* BJ's Restaurants Inc.	150	7
Meredith Corp.	224	7
Regal Entertainment Group Class A	515	7

3

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Bob Evans Farms Inc.	190	7
* Collective Brands Inc.	381	7
Choice Hotels International Inc.	179	7
Penske Automotive Group Inc.	278	7
* Gaylord Entertainment Co.	223	7
* Vitamin Shoppe Inc.	156	7
Texas Roadhouse Inc. Class A	394	7
Group 1 Automotive Inc.	127	7
* Valassis Communications Inc.	260	6
Cooper Tire & Rubber Co.	386	6
Regis Corp.	367	6
* Helen of Troy Ltd.	194	6
* Jack in the Box Inc.	246	6
Matthews International Corp. Class A	188	6
* New York Times Co. Class A	857	6
* Liz Claiborne Inc.	542	5
* Orient-Express Hotels Ltd. Class A	505	5
MDC Holdings Inc.	199	5
* Office Depot Inc.	1,473	5
Arbitron Inc.	144	5
KB Home	407	5
National CineMedia Inc.	292	5
PF Chang's China Bistro Inc.	121	5
Jones Group Inc.	464	5
RadioShack Corp.	631	4
* Peet's Coffee & Tea Inc.	68	4
* DineEquity Inc.	82	4
* Shutterfly Inc.	158	4
Scholastic Corp.	140	4
Ryland Group Inc.	235	4
* Groupon Inc.	214	4
PEP Boys-Manny Moe & Jack	279	4
Sturm Ruger & Co. Inc.	100	4
* Shuffle Master Inc.	286	4
* American Axle & Manufacturing Holdings Inc.	354	4
* Asbury Automotive Group Inc.	155	4
CEC Entertainment Inc.	105	4
* Steiner Leisure Ltd.	80	4
Cato Corp. Class A	146	4
* GNC Holdings Inc. Class A	122	4
* La-Z-Boy Inc.	275	4
International Speedway Corp. Class A	156	4
* Dunkin' Brands Group Inc.	135	4
* Papa John's International Inc.	104	4
* Meritage Homes Corp.	148	4
* Vera Bradley Inc.	104	4
* Ascent Capital Group Inc. Class A	76	4
* American Public Education Inc.	95	4
* Education Management Corp.	204	4
Sonic Automotive Inc. Class A	213	4
* Pinnacle Entertainment Inc.	328	4
* True Religion Apparel Inc.	136	4
* Zumiez Inc.	112	4
Belo Corp. Class A	489	4
Churchill Downs Inc.	67	4
* Charming Shoppes Inc.	616	3
Oxford Industries Inc.	68	3
* Marriott Vacations Worldwide Corp.	137	3
Ameristar Casinos Inc.	171	3
* Lions Gate Entertainment Corp.	238	3
* Scientific Games Corp. Class A	308	3
Ethan Allen Interiors Inc.	128	3
American Greetings Corp. Class A	215	3
* Quiksilver Inc.	686	3

4

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Columbia Sportswear Co.	64	3
* iRobot Corp.	125	3
Sinclair Broadcast Group Inc. Class A	267	3
* Capella Education Co.	77	3
* K12 Inc.	137	3
* Career Education Corp.	342	3
* America's Car-Mart Inc.	65	3
Fred's Inc. Class A	208	3
* G-III Apparel Group Ltd.	115	3
* Interval Leisure Group Inc.	212	3
* Clear Channel Outdoor Holdings Inc. Class A	216	3
* Knology Inc.	159	3
Lithia Motors Inc. Class A	119	3
* Drew Industries Inc.	102	3
* Sonic Corp.	330	3
* Ruby Tuesday Inc.	345	3
* Lumber Liquidators Holdings Inc.	122	3
* Dorman Products Inc.	58	3
* Maidenform Brands Inc.	125	3
Stage Stores Inc.	175	3
* Grand Canyon Education Inc.	152	3
Stewart Enterprises Inc. Class A	418	3
* Standard Pacific Corp.	585	3
* OfficeMax Inc.	455	3
* Skechers U.S.A. Inc. Class A	199	3
* Krispy Kreme Doughnuts Inc.	310	3
Brown Shoe Co. Inc.	233	3
* Biglari Holdings Inc.	6	2
* Corinthian Colleges Inc.	547	2
* Blue Nile Inc.	68	2
* Boyd Gaming Corp.	302	2
Core-Mark Holding Co. Inc.	60	2
* Bridgepoint Education Inc.	98	2
Standard Motor Products Inc.	105	2
* Red Robin Gourmet Burgers Inc.	69	2
* Fuel Systems Solutions Inc.	91	2
* Arctic Cat Inc.	64	2
Callaway Golf Co.	351	2
* Denny's Corp.	550	2
Superior Industries International Inc.	124	2
Jakks Pacific Inc.	144	2
* Modine Manufacturing Co.	246	2
Movado Group Inc.	102	2
* Rue21 Inc.	80	2
HOT Topic Inc.	237	2
* AFC Enterprises Inc.	132	2
* Cost Plus Inc.	160	2
Bebe Stores Inc.	230	2
* Barnes & Noble Inc.	154	2
Harte-Hanks Inc.	234	2
* Federal-Mogul Corp.	114	2
* Bravo Brio Restaurant Group Inc.	101	2
* Wet Seal Inc. Class A	529	2
* Leapfrog Enterprises Inc.	259	2
Lincoln Educational Services Corp.	213	2
* Smith & Wesson Holding Corp.	337	2
* Talbots Inc.	587	2
* Body Central Corp.	62	2
Blyth Inc.	27	2
* Amerigon Inc.	117	2
MDC Partners Inc. Class A	132	2
Nutrisystem Inc.	151	2
* Rentrak Corp.	81	2
* Universal Technical Institute Inc.	128	2

5

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Beazer Homes USA Inc.	494	2
* Kirkland's Inc.	96	2
* Stoneridge Inc.	158	2
* Digital Generation Inc.	152	2
* McClatchy Co. Class A	593	2
* EW Scripps Co. Class A	156	1
* Multimedia Games Holding Co. Inc.	145	1
PetMed Express Inc.	121	1
* Winnebago Industries Inc.	164	1
* Cavco Industries Inc.	32	1
* Central European Media Enterprises Ltd. Class A	193	1
* HomeAway Inc.	54	1
* Exide Technologies	475	1
Marcus Corp.	113	1
* Fisher Communications Inc.	47	1
* Libbey Inc.	104	1
* Journal Communications Inc. Class A	273	1
* Universal Electronics Inc.	66	1
* Zagg Inc.	120	1
World Wrestling Entertainment Inc. Class A	131	1
* MarineMax Inc.	147	1
* VOXX International Corp. Class A	92	1
Destination Maternity Corp.	63	1
* Conn's Inc.	83	1
* Shoe Carnival Inc.	42	1
* Citi Trends Inc.	101	1
* Perry Ellis International Inc.	62	1
* Mattress Firm Holding Corp.	31	1
Big 5 Sporting Goods Corp.	131	1
Haverty Furniture Cos. Inc.	89	1
* Systemax Inc.	50	1
* hhgregg Inc.	84	1
* M/I Homes Inc.	76	1
* Francesca's Holdings Corp.	40	1
* Caribou Coffee Co. Inc.	55	1
* Black Diamond Inc.	107	1
* Carrols Restaurant Group Inc.	74	1
* Ruth's Hospitality Group Inc.	140	1
* O'Charleys Inc.	88	1
* Stein Mart Inc.	120	1
* Town Sports International Holdings Inc.	82	1
* Pandora Media Inc.	64	1
* Unifi Inc.	100	1
Speedway Motorsports Inc.	53	1
Winmark Corp.	14	1
* Red Lion Hotels Corp.	96	1
* Cumulus Media Inc. Class A	213	1
Spartan Motors Inc.	127	1
Weyco Group Inc.	31	1
Outdoor Channel Holdings Inc.	102	1
RG Barry Corp.	51	1
Martha Stewart Living Omnimedia Class A	156	1
Lifetime Brands Inc.	60	1
* West Marine Inc.	66	1
* Steinway Musical Instruments Inc.	28	1
* Entercom Communications Corp. Class A	99	1
Mac-Gray Corp.	49	1
* Hovnanian Enterprises Inc. Class A	243	1
CSS Industries Inc.	34	1
* Jamba Inc.	310	1
* Archipelago Learning Inc.	67	1
* LIN TV Corp. Class A	147	1
Benihana Inc. Class A	58	1
* Teavana Holdings Inc.	25	1

6

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Delta Apparel Inc.	35	1
* Tuesday Morning Corp.	167	1
* Casual Male Retail Group Inc.	179	1
* Saga Communications Inc. Class A	15	1
* Build-A-Bear Workshop Inc.	99	1
* Skullcandy Inc.	38	1
* Morgans Hotel Group Co.	98	1
* Sealy Corp.	271	—
* Summer Infant Inc.	77	—
AH Belo Corp. Class A	92	—
* Pacific Sunwear of California Inc.	206	—
Cherokee Inc.	38	—
* Motorcar Parts of America Inc.	51	—
* Zale Corp.	131	—
Ambassadors Group Inc.	79	—
* Gray Television Inc.	195	—
* New York & Co. Inc.	145	—
* Luby's Inc.	73	—
* Orbitz Worldwide Inc.	95	—
* Isle of Capri Casinos Inc.	52	—
* Valuevision Media Inc. Class A	181	—
* K-Swiss Inc. Class A	93	—
* Furniture Brands International Inc.	193	—
* ReachLocal Inc.	38	—
* School Specialty Inc.	92	—
* Overstock.com Inc.	45	—
* Kenneth Cole Productions Inc. Class A	17	—
* Geeknet Inc.	18	—
* Coldwater Creek Inc.	266	—
* Global Sources Ltd.	46	—
* Orchard Supply Hardware Stores Corp. Class A	9	—
* Monarch Casino & Resort Inc.	22	—
Christopher & Banks Corp.	99	—
* Tower International Inc.	16	—
* Nexstar Broadcasting Group Inc. Class A	24	—
* Johnson Outdoors Inc. Class A	11	—
* Cambium Learning Group Inc.	57	—
* 1-800-Flowers.com Inc. Class A	59	—
Entravision Communications Corp. Class A	93	—
Einstein Noah Restaurant Group Inc.	11	—
Value Line Inc.	13	—
* Gordmans Stores Inc.	8	—
Skyline Corp.	14	—
* Digital Domain Media Group Inc.	20	—
Marine Products Corp.	18	—
Bon-Ton Stores Inc.	22	—
Shiloh Industries Inc.	11	—
National American University Holdings Inc.	13	—
* Crown Media Holdings Inc. Class A	70	—
* US Auto Parts Network Inc.	17	—
* Dial Global Inc.	16	—
		10,380
Consumer Staples (9.3%)
Procter & Gamble Co.	15,969	1,078
Philip Morris International Inc.	10,174	850
Coca-Cola Co.	11,303	790
Wal-Mart Stores Inc.	10,146	599
PepsiCo Inc.	9,039	569
Altria Group Inc.	11,983	361
Kraft Foods Inc.	9,459	360
CVS Caremark Corp.	7,764	350
Colgate-Palmolive Co.	2,797	261
Costco Wholesale Corp.	2,495	215
Walgreen Co.	5,235	174

7

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Kimberly-Clark Corp.	2,249	164
General Mills Inc.	3,660	140
Archer-Daniels-Midland Co.	3,855	120
Lorillard Inc.	773	101
Sysco Corp.	3,333	98
HJ Heinz Co.	1,838	97
Mead Johnson Nutrition Co.	1,169	91
Reynolds American Inc.	1,920	81
Kroger Co.	3,274	78
Estee Lauder Cos. Inc. Class A	1,295	76
Kellogg Co.	1,411	74
Whole Foods Market Inc.	887	72
Sara Lee Corp.	3,358	68
ConAgra Foods Inc.	2,350	62
Bunge Ltd.	849	57
Hershey Co.	877	53
Clorox Co.	769	52
JM Smucker Co.	669	50
Coca-Cola Enterprises Inc.	1,730	50
Beam Inc.	891	49
Dr Pepper Snapple Group Inc.	1,278	49
Brown-Forman Corp. Class B	593	48
Avon Products Inc.	2,483	46
* Monster Beverage Corp.	811	46
* Green Mountain Coffee Roasters Inc.	710	46
Herbalife Ltd.	691	46
Safeway Inc.	2,046	44
Church & Dwight Co. Inc.	818	39
McCormick & Co. Inc.	758	38
Campbell Soup Co.	1,003	33
Molson Coors Brewing Co. Class B	759	33
Tyson Foods Inc. Class A	1,702	32
* Energizer Holdings Inc.	394	30
Corn Products International Inc.	432	25
* Ralcorp Holdings Inc.	312	23
* Constellation Brands Inc. Class A	1,028	22
Hormel Foods Corp.	776	22
* Smithfield Foods Inc.	939	22
Nu Skin Enterprises Inc. Class A	311	18
* Dean Foods Co.	1,065	13
* United Natural Foods Inc.	281	13
Flowers Foods Inc.	647	12
* TreeHouse Foods Inc.	204	12
Ruddick Corp.	284	12
Casey's General Stores Inc.	221	11
* Darling International Inc.	696	11
* Hain Celestial Group Inc.	220	9
SUPERVALU Inc.	1,246	8
* Fresh Market Inc.	174	8
Lancaster Colony Corp.	115	8
PriceSmart Inc.	110	7
B&G Foods Inc. Class A	296	7
Sanderson Farms Inc.	139	7
Universal Corp.	145	7
Snyders-Lance Inc.	295	7
* Elizabeth Arden Inc.	157	6
* Boston Beer Co. Inc. Class A	53	5
* Post Holdings Inc.	156	5
* Rite Aid Corp.	3,126	5
Vector Group Ltd.	255	5
* Prestige Brands Holdings Inc.	267	4
Fresh Del Monte Produce Inc.	194	4
Andersons Inc.	99	4
J&J Snack Foods Corp.	76	4

8

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
WD-40 Co.	85	4
* Winn-Dixie Stores Inc.	324	3
Tootsie Roll Industries Inc.	126	3
Cal-Maine Foods Inc.	75	3
Diamond Foods Inc.	117	3
* Spectrum Brands Holdings Inc.	89	3
Weis Markets Inc.	58	2
* Central Garden and Pet Co. Class A	252	2
* Chiquita Brands International Inc.	240	2
Spartan Stores Inc.	120	2
* Star Scientific Inc.	566	2
* Pilgrim's Pride Corp.	322	2
* Smart Balance Inc.	315	2
* Dole Food Co. Inc.	195	2
Nash Finch Co.	68	2
Calavo Growers Inc.	63	2
* Pantry Inc.	137	2
* Central European Distribution Corp.	385	2
* Alliance One International Inc.	405	2
Ingles Markets Inc. Class A	80	1
* USANA Health Sciences Inc.	38	1
* Seneca Foods Corp. Class A	54	1
Coca-Cola Bottling Co. Consolidated	20	1
* Medifast Inc.	78	1
Inter Parfums Inc.	74	1
* Susser Holdings Corp.	44	1
* Revlon Inc. Class A	62	1
* Chefs' Warehouse Inc.	41	1
Village Super Market Inc. Class A	28	1
* National Beverage Corp.	52	1
* Schiff Nutrition International Inc.	72	1
Female Health Co.	147	1
Oil-Dri Corp. of America	33	1
* Nature's Sunshine Products Inc.	44	1
* Omega Protein Corp.	74	1
* Nutraceutical International Corp.	45	1
Arden Group Inc.	6	1
Limoneira Co.	26	—
Imperial Sugar Co.	60	—
* Craft Brew Alliance Inc.	45	—
* Synutra International Inc.	40	—
* Farmer Bros Co.	19	—
MGP Ingredients Inc.	31	—
* Primo Water Corp.	58	—
Griffin Land & Nurseries Inc.	6	—
* Harbinger Group Inc.	32	—
* Lifeway Foods Inc.	13	—
Alico Inc.	5	—
		8,159
Energy (11.1%)
Exxon Mobil Corp.	28,182	2,438
Chevron Corp.	11,501	1,255
Schlumberger Ltd.	7,759	602
ConocoPhillips	7,593	581
Occidental Petroleum Corp.	4,650	485
Anadarko Petroleum Corp.	2,847	240
Apache Corp.	2,194	237
National Oilwell Varco Inc.	2,419	200
Halliburton Co.	5,230	191
Devon Energy Corp.	2,422	178
EOG Resources Inc.	1,537	175
Marathon Oil Corp.	4,087	139
Baker Hughes Inc.	2,487	125
El Paso Corp.	4,386	122

9

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Spectra Energy Corp.	3,707	116
Hess Corp.	1,732	112
Williams Cos. Inc.	3,360	100
Noble Energy Inc.	1,008	98
Chesapeake Energy Corp.	3,764	94
Marathon Petroleum Corp.	2,036	85
Valero Energy Corp.	3,265	80
* Cameron International Corp.	1,403	78
Pioneer Natural Resources Co.	670	73
Murphy Oil Corp.	1,111	71
* FMC Technologies Inc.	1,378	70
* Southwestern Energy Co.	1,997	66
* Concho Resources Inc.	594	63
Range Resources Corp.	925	59
Peabody Energy Corp.	1,560	54
Consol Energy Inc.	1,309	47
* Denbury Resources Inc.	2,324	46
Cabot Oil & Gas Corp.	1,211	42
EQT Corp.	779	41
Cimarex Energy Co.	490	40
* Whiting Petroleum Corp.	672	39
* Nabors Industries Ltd.	1,644	36
* Plains Exploration & Production Co.	807	36
HollyFrontier Corp.	1,079	35
QEP Resources Inc.	1,000	34
Kinder Morgan Inc.	966	34
Oceaneering International Inc.	614	33
Helmerich & Payne Inc.	539	33
Core Laboratories NV	258	31
Southern Union Co.	705	31
SM Energy Co.	360	28
* Newfield Exploration Co.	761	27
Diamond Offshore Drilling Inc.	389	27
* Rowan Cos. Inc.	721	27
* Superior Energy Services Inc.	878	26
* Alpha Natural Resources Inc.	1,281	24
Sunoco Inc.	615	24
* Oil States International Inc.	290	24
* Dresser-Rand Group Inc.	426	22
Energen Corp.	408	22
* Ultra Petroleum Corp.	865	22
* Tesoro Corp.	813	22
* Continental Resources Inc.	237	22
* Cobalt International Energy Inc.	690	21
* WPX Energy Inc.	1,108	20
* SandRidge Energy Inc.	2,318	20
Tidewater Inc.	296	18
* McDermott International Inc.	1,331	17
Patterson-UTI Energy Inc.	874	17
World Fuel Services Corp.	401	17
Arch Coal Inc.	1,196	16
* Energy XXI Bermuda Ltd.	430	16
Berry Petroleum Co. Class A	296	16
* Rosetta Resources Inc.	303	15
* Atwood Oceanics Inc.	325	15
* Kodiak Oil & Gas Corp.	1,465	14
Lufkin Industries Inc.	176	14
* CVR Energy Inc.	515	14
* Dril-Quip Inc.	198	14
* SEACOR Holdings Inc.	127	13
* Key Energy Services Inc.	725	12
* Helix Energy Solutions Group Inc.	624	12
* Unit Corp.	243	12
* Oasis Petroleum Inc.	347	11

10

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Cheniere Energy Inc.	716	11
Bristow Group Inc.	215	10
CARBO Ceramics Inc.	110	10
Golar LNG Ltd.	235	10
* Stone Energy Corp.	296	9
* Northern Oil and Gas Inc.	375	9
* Forest Oil Corp.	675	9
* Gulfport Energy Corp.	258	9
* McMoRan Exploration Co.	592	8
* Bill Barrett Corp.	280	8
* Hornbeck Offshore Services Inc.	194	8
* Swift Energy Co.	256	8
* Gulfmark Offshore Inc.	150	8
Teekay Corp.	260	8
* SemGroup Corp. Class A	258	7
* Carrizo Oil & Gas Inc.	243	7
* Cloud Peak Energy Inc.	374	7
EXCO Resources Inc.	891	6
* ION Geophysical Corp.	817	6
* Approach Resources Inc.	151	5
Western Refining Inc.	279	5
* Clean Energy Fuels Corp.	263	5
* Exterran Holdings Inc.	339	5
W&T Offshore Inc.	185	5
Nordic American Tankers Ltd.	324	5
* Contango Oil & Gas Co.	65	4
* Magnum Hunter Resources Corp.	591	4
* Petroleum Development Corp.	125	4
* Comstock Resources Inc.	252	4
* Parker Drilling Co.	619	4
Targa Resources Corp.	87	4
* Newpark Resources Inc.	480	4
* Tetra Technologies Inc.	407	4
RPC Inc.	228	4
Apco Oil and Gas International Inc.	48	4
* Patriot Coal Corp.	483	4
* Quicksilver Resources Inc.	626	4
* GeoResources Inc.	108	3
Ship Finance International Ltd.	239	3
* Heckmann Corp.	640	3
* Pioneer Drilling Co.	327	3
* Hercules Offshore Inc.	610	3
Crosstex Energy Inc.	215	3
* Clayton Williams Energy Inc.	32	3
* OYO Geospace Corp.	25	3
* Rex Energy Corp.	239	3
* Resolute Energy Corp.	245	3
* Energy Partners Ltd.	154	3
* Basic Energy Services Inc.	129	3
* Tesco Corp.	160	2
* Kosmos Energy Ltd.	174	2
* Uranium Energy Corp.	633	2
* Vaalco Energy Inc.	296	2
* Endeavour International Corp.	196	2
Gulf Island Fabrication Inc.	77	2
Frontline Ltd.	413	2
* Goodrich Petroleum Corp.	137	2
* Rentech Inc.	1,178	2
* Abraxas Petroleum Corp.	488	2
* Petroquest Energy Inc.	309	2
* FX Energy Inc.	297	2
* ATP Oil & Gas Corp.	235	2
* Triangle Petroleum Corp.	259	2
* Matrix Service Co.	140	2

11

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* BPZ Resources Inc.	571	2
* Venoco Inc.	160	2
Knightsbridge Tankers Ltd.	117	2
* Cal Dive International Inc.	569	2
* Dawson Geophysical Co.	42	2
* Mitcham Industries Inc.	68	2
* Warren Resources Inc.	400	2
* PHI Inc.	69	2
* Green Plains Renewable Energy Inc.	121	1
* REX American Resources Corp.	44	1
Teekay Tankers Ltd. Class A	302	1
* Harvest Natural Resources Inc.	197	1
* Vantage Drilling Co.	978	1
Overseas Shipholding Group Inc.	144	1
Penn Virginia Corp.	257	1
* Callon Petroleum Co.	172	1
* C&J Energy Services Inc.	58	1
* James River Coal Co.	200	1
* Hyperdynamics Corp.	825	1
* Houston American Energy Corp.	103	1
* Scorpio Tankers Inc.	172	1
Panhandle Oil and Gas Inc. Class A	37	1
* Natural Gas Services Group Inc.	77	1
* Gastar Exploration Ltd.	373	1
* Willbros Group Inc.	246	1
* Global Geophysical Services Inc.	87	1
* Evolution Petroleum Corp.	87	1
Delek US Holdings Inc.	59	1
* Solazyme Inc.	52	1
* Miller Energy Resources Inc.	157	1
* USEC Inc.	448	1
* Uranerz Energy Corp.	237	1
* Amyris Inc.	110	1
* Voyager Oil & Gas Inc.	174	1
* Syntroleum Corp.	403	1
* Ur-Energy Inc.	398	—
* GMX Resources Inc.	240	—
* RigNet Inc.	23	—
Alon USA Energy Inc.	40	—
* KiOR Inc.	43	—
* Crimson Exploration Inc.	120	—
* Westmoreland Coal Co.	33	—
* Uranium Resources Inc.	347	—
* Union Drilling Inc.	48	—
* Isramco Inc.	3	—
DHT Holdings Inc.	176	—
* Zion Oil & Gas Inc.	63	—
Hallador Energy Co.	16	—
* L&L Energy Inc.	53	—
* Gevo Inc.	12	—
* CAMAC Energy Inc.	111	—
* Geokinetics Inc.	33	—
* General Maritime Corp.	260	—
		9,731
Financials (15.4%)
JPMorgan Chase & Co.	22,733	892
Wells Fargo & Co.	28,140	881
* Berkshire Hathaway Inc. Class B	10,015	786
Citigroup Inc.	16,618	554
Bank of America Corp.	57,961	462
Goldman Sachs Group Inc.	2,965	341
US Bancorp	11,022	324
American Express Co.	6,011	318
Simon Property Group Inc.	1,679	227

12

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
MetLife Inc.	4,701	181
PNC Financial Services Group Inc.	3,009	179
Prudential Financial Inc.	2,784	170
Morgan Stanley	8,847	164
Bank of New York Mellon Corp.	7,114	157
Capital One Financial Corp.	2,856	145
American Tower Corporation	2,275	142
ACE Ltd.	1,931	138
Travelers Cos. Inc.	2,248	130
Aflac Inc.	2,667	126
State Street Corp.	2,884	122
BB&T Corp.	3,976	116
CME Group Inc.	384	111
Public Storage	802	108
Chubb Corp.	1,558	106
Marsh & McLennan Cos. Inc.	3,133	98
Franklin Resources Inc.	828	98
BlackRock Inc.	490	98
Equity Residential	1,684	96
Allstate Corp.	2,989	94
Discover Financial Services	3,120	94
HCP Inc.	2,320	92
T. Rowe Price Group Inc.	1,486	92
Annaly Capital Management Inc.	5,437	90
Aon Corp.	1,890	88
ProLogis Inc.	2,625	88
Vornado Realty Trust	1,054	86
Boston Properties Inc.	833	85
Charles Schwab Corp.	6,002	83
Ventas Inc.	1,451	81
Progressive Corp.	3,555	76
* American International Group Inc.	2,536	74
Ameriprise Financial Inc.	1,298	72
Fifth Third Bancorp	5,269	72
Loews Corp.	1,818	71
SunTrust Banks Inc.	3,082	71
AvalonBay Communities Inc.	540	70
Health Care REIT Inc.	1,219	66
Invesco Ltd.	2,654	66
Weyerhaeuser Co.	3,096	65
Host Hotels & Resorts Inc.	3,941	62
M&T Bank Corp.	723	59
* IntercontinentalExchange Inc.	424	58
Northern Trust Corp.	1,252	56
Hartford Financial Services Group Inc.	2,568	53
General Growth Properties Inc.	3,247	53
Principal Financial Group Inc.	1,763	49
SLM Corp.	3,045	48
* CIT Group Inc.	1,159	47
NYSE Euronext	1,515	45
Lincoln National Corp.	1,812	45
KeyCorp	5,501	45
Moody's Corp.	1,154	45
Kimco Realty Corp.	2,355	43
Regions Financial Corp.	7,272	42
Digital Realty Trust Inc.	576	42
Macerich Co.	758	41
American Capital Agency Corp.	1,300	40
SL Green Realty Corp.	509	39
Unum Group	1,673	39
XL Group plc Class A	1,771	37
Plum Creek Timber Co. Inc.	916	36
Comerica Inc.	1,136	34
Federal Realty Investment Trust	352	34

13

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
New York Community Bancorp Inc.	2,472	32
Leucadia National Corp.	1,117	32
* Affiliated Managers Group Inc.	295	31
UDR Inc.	1,228	31
Rayonier Inc.	688	31
* CBRE Group Inc. Class A	1,652	30
Cincinnati Financial Corp.	827	29
Torchmark Corp.	594	29
Huntington Bancshares Inc.	4,881	29
Realty Income Corp.	753	28
Camden Property Trust	448	28
* Arch Capital Group Ltd.	746	28
People's United Financial Inc.	2,129	27
Essex Property Trust Inc.	185	26
* Genworth Financial Inc. Class A	2,773	25
Alexandria Real Estate Equities Inc.	350	25
PartnerRe Ltd.	382	24
Reinsurance Group of America Inc. Class A	418	24
* MSCI Inc. Class A	680	24
Assurant Inc.	546	23
WR Berkley Corp.	647	23
TD Ameritrade Holding Corp.	1,237	23
Everest Re Group Ltd.	260	23
Axis Capital Holdings Ltd.	732	23
* Markel Corp.	55	22
Raymond James Financial Inc.	627	22
Liberty Property Trust	651	22
Taubman Centers Inc.	316	22
Fidelity National Financial Inc. Class A	1,262	22
Regency Centers Corp.	509	22
Legg Mason Inc.	791	22
Arthur J Gallagher & Co.	625	21
RenaissanceRe Holdings Ltd.	293	21
Ares Capital Corp.	1,260	21
BRE Properties Inc.	422	20
Jones Lang LaSalle Inc.	244	20
Duke Realty Corp.	1,428	20
Zions Bancorporation	1,039	20
Transatlantic Holdings Inc.	325	20
Senior Housing Properties Trust	920	20
Eaton Vance Corp.	672	19
White Mountains Insurance Group Ltd.	39	19
Lazard Ltd. Class A	627	19
First Niagara Financial Group Inc.	1,967	19
East West Bancorp Inc.	841	19
* NASDAQ OMX Group Inc.	700	18
DDR Corp.	1,303	18
HCC Insurance Holdings Inc.	602	18
Hudson City Bancorp Inc.	2,677	18
* American Capital Ltd.	2,009	18
Chimera Investment Corp.	5,824	18
Assured Guaranty Ltd.	1,047	18
Hospitality Properties Trust	698	17
Piedmont Office Realty Trust Inc. Class A	977	17
Kilroy Realty Corp.	391	17
Weingarten Realty Investors	686	17
Cullen/Frost Bankers Inc.	302	17
American Financial Group Inc.	455	17
Commerce Bancshares Inc.	439	17
Apartment Investment & Management Co.	677	17
Douglas Emmett Inc.	793	17
SEI Investments Co.	829	16
Old Republic International Corp.	1,483	16
BioMed Realty Trust Inc.	872	16

14

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
National Retail Properties Inc.	593	16
American Campus Communities Inc.	384	16
Waddell & Reed Financial Inc. Class A	497	16
Home Properties Inc.	272	16
Brown & Brown Inc.	662	16
* Signature Bank	262	16
ProAssurance Corp.	175	15
CBL & Associates Properties Inc.	849	15
MFA Financial Inc.	2,037	15
Hancock Holding Co.	435	15
* SVB Financial Group	248	15
Tanger Factory Outlet Centers	490	14
Allied World Assurance Co. Holdings AG	217	14
Mack-Cali Realty Corp.	500	14
First Horizon National Corp.	1,515	14
Extra Space Storage Inc.	540	14
* E*Trade Financial Corp.	1,447	14
Protective Life Corp.	498	14
Validus Holdings Ltd.	442	13
Highwoods Properties Inc.	416	13
Associated Banc-Corp	1,003	13
Post Properties Inc.	304	13
Jefferies Group Inc.	789	13
Mid-America Apartment Communities Inc.	211	13
LaSalle Hotel Properties	491	13
Valley National Bancorp	1,041	13
Alleghany Corp.	39	13
* First Republic Bank	422	13
Bank of Hawaii Corp.	275	13
City National Corp.	269	13
Hatteras Financial Corp.	435	12
Delphi Financial Group Inc.	278	12
Equity Lifestyle Properties Inc.	186	12
Two Harbors Investment Corp.	1,200	12
Entertainment Properties Trust	271	12
Erie Indemnity Co. Class A	160	12
Alterra Capital Holdings Ltd.	525	12
Omega Healthcare Investors Inc.	590	12
Prosperity Bancshares Inc.	274	12
* Forest City Enterprises Inc. Class A	813	12
* Stifel Financial Corp.	316	12
Invesco Mortgage Capital Inc.	684	12
* Popular Inc.	6,107	12
Washington REIT	387	11
Capitol Federal Financial Inc.	974	11
Fulton Financial Corp.	1,154	11
Federated Investors Inc. Class B	540	11
Hanover Insurance Group Inc.	270	11
Aspen Insurance Holdings Ltd.	413	11
CapitalSource Inc.	1,608	11
Starwood Property Trust Inc.	549	11
Washington Federal Inc.	659	11
StanCorp Financial Group Inc.	267	11
Corporate Office Properties Trust	424	10
FirstMerit Corp.	642	10
Susquehanna Bancshares Inc.	1,101	10
Synovus Financial Corp.	4,788	10
Colonial Properties Trust	492	10
TCF Financial Corp.	936	10
Janus Capital Group Inc.	1,139	10
* CNO Financial Group Inc.	1,338	10
DiamondRock Hospitality Co.	989	10
First American Financial Corp.	635	10
Healthcare Realty Trust Inc.	465	10

15

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
FNB Corp.	805	9
Webster Financial Corp.	429	9
* MBIA Inc.	866	9
Iberiabank Corp.	176	9
CommonWealth REIT	501	9
* Ocwen Financial Corp.	578	9
Endurance Specialty Holdings Ltd.	242	9
* Ezcorp Inc. Class A	287	9
Trustmark Corp.	379	9
Brandywine Realty Trust	824	9
United Bankshares Inc.	301	9
CBOE Holdings Inc.	319	9
CYS Investments Inc.	639	9
Kemper Corp.	300	9
DCT Industrial Trust Inc.	1,497	8
Umpqua Holdings Corp.	687	8
CubeSmart	746	8
Apollo Investment Corp.	1,184	8
Westamerica Bancorporation	175	8
Cash America International Inc.	178	8
BOK Financial Corp.	153	8
* First Cash Financial Services Inc.	194	8
UMB Financial Corp.	196	8
* Knight Capital Group Inc. Class A	616	8
Platinum Underwriters Holdings Ltd.	228	8
DuPont Fabros Technology Inc.	354	8
Greenhill & Co. Inc.	184	8
Sovran Self Storage Inc.	169	8
EastGroup Properties Inc.	166	8
Cathay General Bancorp	481	8
RLI Corp.	111	8
* Texas Capital Bancshares Inc.	229	8
Potlatch Corp.	245	8
* Howard Hughes Corp.	135	7
Medical Properties Trust Inc.	769	7
Prospect Capital Corp.	682	7
Wintrust Financial Corp.	218	7
* LPL Investment Holdings Inc.	215	7
PS Business Parks Inc.	117	7
National Health Investors Inc.	152	7
Northwest Bancshares Inc.	562	7
Old National Bancorp	585	7
Mercury General Corp.	164	7
Capstead Mortgage Corp.	528	7
Pebblebrook Hotel Trust	321	7
MB Financial Inc.	345	7
* Strategic Hotels & Resorts Inc.	1,085	7
National Penn Bancshares Inc.	770	7
Montpelier Re Holdings Ltd.	390	7
Glimcher Realty Trust	678	7
First Financial Bankshares Inc.	195	7
* Sunstone Hotel Investors Inc.	730	7
* St. Joe Co.	406	7
Lexington Realty Trust	750	6
* First Industrial Realty Trust Inc.	542	6
Equity One Inc.	336	6
International Bancshares Corp.	334	6
Community Bank System Inc.	231	6
Sun Communities Inc.	151	6
BancorpSouth Inc.	526	6
Glacier Bancorp Inc.	450	6
* World Acceptance Corp.	95	6
First Financial Bancorp	367	6
Selective Insurance Group Inc.	343	6

16

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
ARMOUR Residential REIT Inc.	797	6
Acadia Realty Trust	265	6
Anworth Mortgage Asset Corp.	833	5
First Citizens BancShares Inc. Class A	29	5
CVB Financial Corp.	474	5
MarketAxess Holdings Inc.	152	5
Education Realty Trust Inc.	489	5
LTC Properties Inc.	161	5
Alexander's Inc.	13	5
Redwood Trust Inc.	416	5
* BBCN Bancorp Inc.	467	5
Park National Corp.	68	5
* Financial Engines Inc.	203	5
Fifth Street Finance Corp.	472	5
PrivateBancorp Inc. Class A	318	5
First Midwest Bancorp Inc.	395	5
Tower Group Inc.	196	5
BankUnited Inc.	196	5
Primerica Inc.	180	5
* MGIC Investment Corp.	996	4
Solar Capital Ltd.	193	4
Columbia Banking System Inc.	209	4
Provident Financial Services Inc.	321	4
Government Properties Income Trust	188	4
Bank of the Ozarks Inc.	149	4
Argo Group International Holdings Ltd.	145	4
* DFC Global Corp.	231	4
* PHH Corp.	298	4
Astoria Financial Corp.	461	4
NBT Bancorp Inc.	183	4
CNA Financial Corp.	141	4
Pennsylvania REIT	296	4
* TFS Financial Corp.	423	4
Boston Private Financial Holdings Inc.	408	4
Franklin Street Properties Corp.	375	4
American Equity Investment Life Holding Co.	315	4
BlackRock Kelso Capital Corp.	388	4
* Green Dot Corp. Class A	118	4
Hersha Hospitality Trust Class A	747	4
American Assets Trust Inc.	171	4
Harleysville Group Inc.	65	4
Horace Mann Educators Corp.	211	4
Infinity Property & Casualty Corp.	66	4
Nelnet Inc. Class A	136	4
Retail Opportunity Investments Corp.	308	4
Cousins Properties Inc.	484	4
* National Financial Partners Corp.	234	4
Symetra Financial Corp.	359	4
* Investors Bancorp Inc.	245	4
Inland Real Estate Corp.	410	4
Employers Holdings Inc.	205	4
Oritani Financial Corp.	271	4
First Potomac Realty Trust	266	4
* Greenlight Capital Re Ltd. Class A	149	4
* Enstar Group Ltd.	36	3
PacWest Bancorp	160	3
* iStar Financial Inc.	493	3
PennantPark Investment Corp.	314	3
Amtrust Financial Services Inc.	128	3
CreXus Investment Corp.	303	3
* Credit Acceptance Corp.	35	3
First Commonwealth Financial Corp.	555	3
Associated Estates Realty Corp.	219	3
Investors Real Estate Trust	425	3

17

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Brookline Bancorp Inc.	350	3
Chemical Financial Corp.	145	3
Compass Diversified Holdings	214	3
KBW Inc.	192	3
S&T Bancorp Inc.	148	3
Independent Bank Corp.	113	3
Cohen & Steers Inc.	94	3
Interactive Brokers Group Inc.	194	3
Evercore Partners Inc. Class A	112	3
Newcastle Investment Corp.	558	3
Advance America Cash Advance Centers Inc.	293	3
* Virtus Investment Partners Inc.	38	3
Triangle Capital Corp.	155	3
Main Street Capital Corp.	129	3
* Pinnacle Financial Partners Inc.	181	3
Chesapeake Lodging Trust	170	3
* Western Alliance Bancorp	367	3
Home Bancshares Inc.	118	3
* Forestar Group Inc.	188	3
Dynex Capital Inc.	310	3
* Navigators Group Inc.	62	3
Radian Group Inc.	766	3
Colony Financial Inc.	174	3
Hercules Technology Growth Capital Inc.	280	3
Banco Latinoamericano de Comercio Exterior SA	147	3
Safety Insurance Group Inc.	67	3
Epoch Holding Corp.	113	3
BGC Partners Inc. Class A	400	3
Oriental Financial Group Inc.	239	3
Sabra Health Care REIT Inc.	196	3
City Holding Co.	81	3
ViewPoint Financial Group	185	3
Walter Investment Management Corp.	136	3
* Sterling Financial Corp.	142	3
* State Bank Financial Corp.	167	3
NorthStar Realty Finance Corp.	507	3
Meadowbrook Insurance Group Inc.	282	3
* PICO Holdings Inc.	120	3
Trustco Bank Corp. NY	494	3
PennyMac Mortgage Investment Trust	147	3
Provident New York Bancorp	309	3
American National Insurance Co.	36	3
RLJ Lodging Trust	146	3
* FelCor Lodging Trust Inc.	659	3
* Investment Technology Group Inc.	219	3
Tompkins Financial Corp.	61	3
Simmons First National Corp. Class A	92	2
Ashford Hospitality Trust Inc.	285	2
Berkshire Hills Bancorp Inc.	109	2
Universal Health Realty Income Trust	63	2
WesBanco Inc.	122	2
Getty Realty Corp.	139	2
Monmouth Real Estate Investment Corp. Class A	250	2
Coresite Realty Corp.	109	2
Urstadt Biddle Properties Inc. Class A	122	2
Lakeland Financial Corp.	92	2
Maiden Holdings Ltd.	268	2
Sandy Spring Bancorp Inc.	128	2
United Fire Group Inc.	115	2
FBL Financial Group Inc. Class A	68	2
Dime Community Bancshares Inc.	165	2
SCBT Financial Corp.	74	2
Community Trust Bancorp Inc.	74	2
Resource Capital Corp.	394	2

18

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Ramco-Gershenson Properties Trust	204	2
* AMERISAFE Inc.	99	2
* Tejon Ranch Co.	76	2
* HFF Inc. Class A	154	2
Duff & Phelps Corp. Class A	161	2
Flagstone Reinsurance Holdings SA	278	2
Flushing Financial Corp.	169	2
* United Community Banks Inc.	239	2
* Citizens Inc.	200	2
* Piper Jaffray Cos.	85	2
First Financial Corp.	65	2
Excel Trust Inc.	172	2
Renasant Corp.	135	2
Southside Bancshares Inc.	96	2
Rockville Financial Inc.	173	2
* Safeguard Scientifics Inc.	118	2
1st Source Corp.	81	2
MCG Capital Corp.	411	2
First Busey Corp.	407	2
Winthrop Realty Trust	172	2
Banner Corp.	93	2
* Hilltop Holdings Inc.	228	2
Centerstate Banks Inc.	266	2
TICC Capital Corp.	190	2
First Merchants Corp.	162	2
* ICG Group Inc.	207	2
Apollo Commercial Real Estate Finance Inc.	120	2
* INTL. FCStone Inc.	79	2
Washington Trust Bancorp Inc.	76	2
Hudson Pacific Properties Inc.	116	2
* Taylor Capital Group Inc.	131	2
* West Coast Bancorp	102	2
* Rouse Properties Inc.	119	2
* Hanmi Financial Corp.	200	2
Campus Crest Communities Inc.	162	2
Kennedy-Wilson Holdings Inc.	126	2
* eHealth Inc.	113	2
TowneBank	129	2
GAMCO Investors Inc.	36	2
Cardinal Financial Corp.	153	2
CapLease Inc.	407	2
AG Mortgage Investment Trust Inc.	81	2
* Wilshire Bancorp Inc.	371	2
* Ameris Bancorp	139	2
OneBeacon Insurance Group Ltd. Class A	105	2
Bancfirst Corp.	39	2
Terreno Realty Corp.	112	2
Camden National Corp.	45	2
* Beneficial Mutual Bancorp Inc.	175	2
Summit Hotel Properties Inc.	170	2
* Netspend Holdings Inc.	181	2
GFI Group Inc.	405	2
* Doral Financial Corp.	1,092	2
Cedar Realty Trust Inc.	315	2
National Western Life Insurance Co. Class A	11	1
German American Bancorp Inc.	76	1
Kite Realty Group Trust	303	1
Capital Southwest Corp.	16	1
Saul Centers Inc.	39	1
* Eagle Bancorp Inc.	95	1
Agree Realty Corp.	61	1
United Financial Bancorp Inc.	92	1
* Global Indemnity plc	76	1
* NewStar Financial Inc.	147	1

19

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Territorial Bancorp Inc.	69	1
Trico Bancshares	89	1
MVC Capital Inc.	114	1
Republic Bancorp Inc. Class A	54	1
StellarOne Corp.	121	1
First Connecticut Bancorp Inc.	109	1
SY Bancorp Inc.	64	1
Univest Corp. of Pennsylvania	88	1
Great Southern Bancorp Inc.	63	1
Bryn Mawr Bank Corp.	70	1
* Phoenix Cos. Inc.	663	1
Parkway Properties Inc.	137	1
Westfield Financial Inc.	172	1
Westwood Holdings Group Inc.	35	1
Heartland Financial USA Inc.	86	1
Northfield Bancorp Inc.	98	1
Hudson Valley Holding Corp.	82	1
Citizens & Northern Corp.	66	1
Calamos Asset Management Inc. Class A	107	1
RAIT Financial Trust	247	1
WSFS Financial Corp.	34	1
Union First Market Bankshares Corp.	93	1
* Bancorp Inc.	154	1
First Interstate Bancsystem Inc.	93	1
* Central Pacific Financial Corp.	91	1
Sterling Bancorp	141	1
Cogdell Spencer Inc.	293	1
Arrow Financial Corp.	51	1
* Cowen Group Inc. Class A	436	1
Financial Institutions Inc.	72	1
Heritage Financial Corp.	86	1
CoBiz Financial Inc.	195	1
OceanFirst Financial Corp.	82	1
Gladstone Commercial Corp.	63	1
Gladstone Capital Corp.	131	1
Presidential Life Corp.	103	1
Lakeland Bancorp Inc.	123	1
One Liberty Properties Inc.	63	1
* American Safety Insurance Holdings Ltd.	55	1
Bank of Marin Bancorp	30	1
First Community Bancshares Inc.	84	1
* 1st United Bancorp Inc.	174	1
National Bankshares Inc.	38	1
* Ladenburg Thalmann Financial Services Inc.	505	1
Washington Banking Co.	80	1
NGP Capital Resources Co.	134	1
Baldwin & Lyons Inc.	47	1
* Virginia Commerce Bancorp Inc.	117	1
State Auto Financial Corp.	70	1
Stewart Information Services Corp.	74	1
First Bancorp	97	1
Artio Global Investors Inc. Class A	202	1
MainSource Financial Group Inc.	94	1
* Walker & Dunlop Inc.	74	1
Enterprise Financial Services Corp.	78	1
* Encore Bancshares Inc.	62	1
Penns Woods Bancorp Inc.	23	1
* OmniAmerican Bancorp Inc.	50	1
Peoples Bancorp Inc.	54	1
West Bancorporation Inc.	90	1
* Manning & Napier Inc.	67	1
Marlin Business Services Corp.	54	1
Federal Agricultural Mortgage Corp.	42	1
CNB Financial Corp.	54	1

20

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Kansas City Life Insurance Co.	26	1
Apollo Residential Mortgage Inc.	46	1
Ames National Corp.	38	1
Mission West Properties Inc.	81	1
Merchants Bancshares Inc.	29	1
First of Long Island Corp.	31	1
Medallion Financial Corp.	72	1
STAG Industrial Inc.	63	1
National Interstate Corp.	32	1
Diamond Hill Investment Group Inc.	10	1
Gladstone Investment Corp.	95	1
JMP Group Inc.	103	1
Bank Mutual Corp.	186	1
Kearny Financial Corp.	78	1
* Meridian Interstate Bancorp Inc.	56	1
First Financial Holdings Inc.	74	1
Fox Chase Bancorp Inc.	57	1
* Franklin Financial Corp.	52	1
American Capital Mortgage Investment Corp.	32	1
ESB Financial Corp.	54	1
* BofI Holding Inc.	42	1
Consolidated-Tomoka Land Co.	23	1
Alliance Financial Corp.	23	1
SeaBright Holdings Inc.	83	1
First Bancorp Inc.	45	1
ESSA Bancorp Inc.	70	1
Home Federal Bancorp Inc.	67	1
FXCM Inc. Class A	71	1
* Metro Bancorp Inc.	63	1
Pacific Continental Corp.	79	1
SWS Group Inc.	118	1
THL Credit Inc.	51	1
Bridge Bancorp Inc.	32	1
Golub Capital BDC Inc.	42	1
Edelman Financial Group Inc.	94	1
Oppenheimer Holdings Inc. Class A	37	1
UMH Properties Inc.	61	1
Arlington Asset Investment Corp. Class A	26	1
Fidus Investment Corp.	42	1
* Harris & Harris Group Inc.	136	1
* Suffolk Bancorp	48	1
First Defiance Financial Corp.	37	1
Bank of Kentucky Financial Corp.	23	1
Century Bancorp Inc. Class A	23	1
Chatham Lodging Trust	47	1
Capital City Bank Group Inc.	72	1
* Southwest Bancorp Inc.	66	1
Sierra Bancorp	60	1
Kohlberg Capital Corp.	78	1
* MPG Office Trust Inc.	241	1
* FBR & Co.	212	1
Crawford & Co. Class B	119	1
Nicholas Financial Inc.	39	1
* Park Sterling Corp.	110	1
* Seacoast Banking Corp. of Florida	269	—
* Gleacher & Co. Inc.	327	—
Center Bancorp Inc.	51	—
* AV Homes Inc.	46	—
* Pacific Capital Bancorp NA	17	—
BankFinancial Corp.	83	—
* Flagstar Bancorp Inc.	640	—
* Heritage Commerce Corp.	86	—
Whitestone REIT Class B	34	—
New Mountain Finance Corp.	33	—

21

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Sun Bancorp Inc.	152	—
Solar Senior Capital Ltd.	25	—
* Bridge Capital Holdings	35	—
Medley Capital Corp.	36	—
Enterprise Bancorp Inc.	25	—
First Pactrust Bancorp Inc.	33	—
* Cape Bancorp Inc.	43	—
Independence Holding Co.	35	—
Charter Financial Corp.	31	—
MidSouth Bancorp Inc.	23	—
Donegal Group Inc. Class A	21	—
Orrstown Financial Services Inc.	30	—
EMC Insurance Group Inc.	11	—
Gain Capital Holdings Inc.	42	—
* Hallmark Financial Services	31	—
* Fortegra Financial Corp.	29	—
* Cascade Bancorp	34	—
Clifton Savings Bancorp Inc.	18	—
Universal Insurance Holdings Inc.	43	—
Roma Financial Corp.	15	—
* Capital Bank Corp.	65	—
* CIFC Corp.	27	—
* Imperial Holdings Inc.	54	—
California First National Bancorp	8	—
* First Marblehead Corp.	91	—
* Hampton Roads Bankshares Inc.	38	—
Pzena Investment Management Inc. Class A	19	—
		13,407
Health Care (11.3%)
Johnson & Johnson	15,682	1,021
Pfizer Inc.	45,201	954
Merck & Co. Inc.	17,658	674
Abbott Laboratories	8,890	503
UnitedHealth Group Inc.	6,203	346
Bristol-Myers Squibb Co.	9,760	314
Amgen Inc.	4,554	309
Medtronic Inc.	6,123	233
Eli Lilly & Co.	5,848	229
* Gilead Sciences Inc.	4,503	205
Baxter International Inc.	3,262	190
* Celgene Corp.	2,510	184
* Biogen Idec Inc.	1,384	161
Allergan Inc.	1,747	157
* Medco Health Solutions Inc.	2,293	155
* Express Scripts Inc.	2,801	149
Covidien plc	2,844	149
WellPoint Inc.	1,998	131
* Thermo Fisher Scientific Inc.	2,186	124
McKesson Corp.	1,439	120
* Intuitive Surgical Inc.	225	115
Aetna Inc.	2,167	101
Stryker Corp.	1,791	96
Becton Dickinson and Co.	1,251	95
* Alexion Pharmaceuticals Inc.	1,052	88
* Agilent Technologies Inc.	1,990	87
Humana Inc.	964	84
Cardinal Health Inc.	2,006	83
St. Jude Medical Inc.	1,883	79
Cigna Corp.	1,637	72
* Zimmer Holdings Inc.	1,030	63
* Cerner Corp.	819	60
* Mylan Inc.	2,527	59
AmerisourceBergen Corp. Class A	1,488	56
Quest Diagnostics Inc.	908	53

22

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Laboratory Corp. of America Holdings	579	52
* Boston Scientific Corp.	8,302	52
* Forest Laboratories Inc.	1,542	50
Perrigo Co.	475	49
* Life Technologies Corp.	1,032	49
* Edwards Lifesciences Corp.	663	48
* DaVita Inc.	552	48
* Waters Corp.	530	48
CR Bard Inc.	496	46
* Vertex Pharmaceuticals Inc.	1,192	46
* Varian Medical Systems Inc.	678	44
* Regeneron Pharmaceuticals Inc.	418	44
* Watson Pharmaceuticals Inc.	732	43
* Henry Schein Inc.	528	39
* Illumina Inc.	705	36
* Hospira Inc.	949	34
* Mettler-Toledo International Inc.	182	33
* CareFusion Corp.	1,263	33
DENTSPLY International Inc.	796	31
* Hologic Inc.	1,479	31
* IDEXX Laboratories Inc.	325	28
* Coventry Health Care Inc.	838	27
* ResMed Inc.	865	25
* SXC Health Solutions Corp.	350	25
* Endo Pharmaceuticals Holdings Inc.	659	24
Omnicare Inc.	656	23
Universal Health Services Inc. Class B	511	23
* BioMarin Pharmaceutical Inc.	627	22
Cooper Cos. Inc.	262	21
* Allscripts Healthcare Solutions Inc.	1,076	21
* Mednax Inc.	273	20
* QIAGEN NV	1,321	20
* Gen-Probe Inc.	271	19
* Health Net Inc.	472	18
PerkinElmer Inc.	647	17
HCA Holdings Inc.	642	17
* AMERIGROUP Corp.	249	17
Patterson Cos. Inc.	529	17
* WellCare Health Plans Inc.	245	17
* Covance Inc.	344	16
* Salix Pharmaceuticals Ltd.	332	16
* Warner Chilcott plc Class A	962	16
* Sirona Dental Systems Inc.	319	16
* HMS Holdings Corp.	483	16
* Catalyst Health Solutions Inc.	245	15
Techne Corp.	212	15
* Cepheid Inc.	373	15
* Cubist Pharmaceuticals Inc.	344	15
* athenahealth Inc.	204	14
* Community Health Systems Inc.	561	14
* Centene Corp.	290	14
* United Therapeutics Corp.	295	14
* Tenet Healthcare Corp.	2,449	14
Lincare Holdings Inc.	513	14
* Onyx Pharmaceuticals Inc.	359	14
Teleflex Inc.	231	14
* Amylin Pharmaceuticals Inc.	784	13
* Viropharma Inc.	411	13
* Ariad Pharmaceuticals Inc.	896	13
* Alere Inc.	496	13
Medicis Pharmaceutical Corp. Class A	358	13
* Vivus Inc.	552	12
Hill-Rom Holdings Inc.	365	12
* Medivation Inc.	188	12

23

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Myriad Genetics Inc.	504	12
* Questcor Pharmaceuticals Inc.	307	12
* Bio-Rad Laboratories Inc. Class A	116	12
* Thoratec Corp.	336	12
* HealthSouth Corp.	563	11
Owens & Minor Inc.	375	11
* VCA Antech Inc.	509	11
* Charles River Laboratories International Inc.	311	11
STERIS Corp.	348	11
* Health Management Associates Inc. Class A	1,479	11
* LifePoint Hospitals Inc.	278	11
* Brookdale Senior Living Inc. Class A	578	11
* Seattle Genetics Inc.	569	11
* Haemonetics Corp.	153	10
Quality Systems Inc.	234	10
* Alkermes plc	564	10
* Dendreon Corp.	869	10
* Zoll Medical Corp.	133	10
* Align Technology Inc.	367	9
* Impax Laboratories Inc.	396	9
* Incyte Corp. Ltd.	534	9
* Human Genome Sciences Inc.	1,139	9
* Volcano Corp.	319	9
* PAREXEL International Corp.	360	9
West Pharmaceutical Services Inc.	204	8
* Bruker Corp.	528	8
* Par Pharmaceutical Cos. Inc.	223	8
* PSS World Medical Inc.	336	8
* Magellan Health Services Inc.	170	8
* MAKO Surgical Corp.	204	8
* Theravance Inc.	416	8
* Medicines Co.	340	7
* Masimo Corp.	333	7
* Pharmacyclics Inc.	283	7
Chemed Corp.	113	7
* Cyberonics Inc.	181	7
* Jazz Pharmaceuticals plc	127	7
* Accretive Health Inc.	253	7
* Acorda Therapeutics Inc.	248	7
* Immunogen Inc.	469	6
* Air Methods Corp.	71	6
* MWI Veterinary Supply Inc.	72	6
* Auxilium Pharmaceuticals Inc.	305	6
* Molina Healthcare Inc.	176	6
* Halozyme Therapeutics Inc.	509	6
* Micromet Inc.	524	6
* Idenix Pharmaceuticals Inc.	432	5
* Spectrum Pharmaceuticals Inc.	345	5
* Exelixis Inc.	850	5
* Insulet Corp.	244	5
* Isis Pharmaceuticals Inc.	528	5
* NxStage Medical Inc.	237	5
PDL BioPharma Inc.	741	5
* HeartWare International Inc.	64	5
* Luminex Corp.	200	5
* CONMED Corp.	150	4
* Nektar Therapeutics	605	4
* Amsurg Corp. Class A	166	4
* NuVasive Inc.	276	4
* Neogen Corp.	123	4
* Ironwood Pharmaceuticals Inc. Class A	309	4
* Dynavax Technologies Corp.	970	4
Meridian Bioscience Inc.	218	4
* DexCom Inc.	359	4

24

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* InterMune Inc.	286	4
Analogic Corp.	67	4
* Orthofix International NV	96	4
* Arthrocare Corp.	144	4
* Exact Sciences Corp.	397	4
* Akorn Inc.	297	4
* Hanger Orthopedic Group Inc.	178	4
* Rigel Pharmaceuticals Inc.	364	4
* MedAssets Inc.	253	4
* Momenta Pharmaceuticals Inc.	245	4
Computer Programs & Systems Inc.	59	4
* ABIOMED Inc.	168	4
* Integra LifeSciences Holdings Corp.	111	4
* Alnylam Pharmaceuticals Inc.	258	3
* Endologix Inc.	260	3
* Wright Medical Group Inc.	207	3
* NPS Pharmaceuticals Inc.	472	3
* Sequenom Inc.	742	3
* Abaxis Inc.	120	3
* IPC The Hospitalist Co. Inc.	87	3
* Optimer Pharmaceuticals Inc.	245	3
* Team Health Holdings Inc.	142	3
* Neurocrine Biosciences Inc.	389	3
* Greatbatch Inc.	123	3
* Emeritus Corp.	162	3
* ICU Medical Inc.	64	3
* Opko Health Inc.	576	3
* Ardea Biosciences Inc.	133	3
* Kindred Healthcare Inc.	275	3
* Merit Medical Systems Inc.	222	3
Landauer Inc.	50	3
* Genomic Health Inc.	90	3
* Achillion Pharmaceuticals Inc.	250	3
* Bio-Reference Labs Inc.	130	3
* Omnicell Inc.	175	3
* OraSure Technologies Inc.	260	3
* Triple-S Management Corp. Class B	107	3
Invacare Corp.	152	3
* AVANIR Pharmaceuticals Inc.	901	2
* Accuray Inc.	361	2
National Healthcare Corp.	54	2
* Sunrise Senior Living Inc.	310	2
Ensign Group Inc.	87	2
* Conceptus Inc.	171	2
* Arqule Inc.	320	2
* Hi-Tech Pharmacal Co. Inc.	56	2
* Medidata Solutions Inc.	111	2
* AVEO Pharmaceuticals Inc.	166	2
* Quidel Corp.	151	2
* Select Medical Holdings Corp.	252	2
Cantel Medical Corp.	105	2
* Staar Surgical Co.	201	2
* LHC Group Inc.	123	2
* Gentiva Health Services Inc.	261	2
* Emergent Biosolutions Inc.	133	2
* Depomed Inc.	322	2
* Affymax Inc.	198	2
* Metropolitan Health Networks Inc.	240	2
* MAP Pharmaceuticals Inc.	125	2
* Amedisys Inc.	156	2
* ISTA Pharmaceuticals Inc.	241	2
Universal American Corp.	171	2
* Palomar Medical Technologies Inc.	173	2
* PharMerica Corp.	155	2

25

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Santarus Inc.	419	2
* HealthStream Inc.	91	2
* Merge Healthcare Inc.	284	2
* AMAG Pharmaceuticals Inc.	117	2
* Oncothyreon Inc.	222	2
* Curis Inc.	403	2
* Natus Medical Inc.	171	2
* AngioDynamics Inc.	137	2
* MModal Inc.	172	2
* eResearchTechnology Inc.	272	2
* ExamWorks Group Inc.	165	2
* Lexicon Pharmaceuticals Inc.	998	2
* ZIOPHARM Oncology Inc.	341	2
* Vanguard Health Systems Inc.	168	2
Assisted Living Concepts Inc. Class A	103	2
Atrion Corp.	8	2
* Healthways Inc.	207	2
* Navidea Biopharmaceuticals Inc.	547	2
* Progenics Pharmaceuticals Inc.	168	2
* Almost Family Inc.	70	2
* Affymetrix Inc.	380	2
* Sangamo Biosciences Inc.	300	2
* Tornier NV	67	2
* Cadence Pharmaceuticals Inc.	415	2
* Ligand Pharmaceuticals Inc. Class B	106	2
* Geron Corp.	775	2
* Raptor Pharmaceutical Corp.	221	2
* Corvel Corp.	34	2
* Enzon Pharmaceuticals Inc.	213	2
* Delcath Systems Inc.	338	1
* Clovis Oncology Inc.	57	1
* BioScrip Inc.	221	1
* Symmetry Medical Inc.	192	1
* Array Biopharma Inc.	484	1
* Cell Therapeutics Inc.	1,052	1
* Vical Inc.	419	1
* Hansen Medical Inc.	406	1
* Arena Pharmaceuticals Inc.	720	1
* SurModics Inc.	89	1
* Spectranetics Corp.	161	1
* Capital Senior Living Corp.	139	1
Kensey Nash Corp.	52	1
* Cynosure Inc. Class A	65	1
* Providence Service Corp.	76	1
* Targacept Inc.	166	1
* Unilife Corp.	300	1
* Five Star Quality Care Inc.	312	1
* Immunomedics Inc.	297	1
* Cambrex Corp.	155	1
* Transcend Services Inc.	47	1
US Physical Therapy Inc.	52	1
* Vascular Solutions Inc.	94	1
* MannKind Corp.	419	1
* Chelsea Therapeutics International Ltd.	260	1
* Savient Pharmaceuticals Inc.	463	1
* Antares Pharma Inc.	365	1
* Cerus Corp.	240	1
* Keryx Biopharmaceuticals Inc.	270	1
* RTI Biologics Inc.	242	1
* XenoPort Inc.	222	1
* Biotime Inc.	170	1
* AMN Healthcare Services Inc.	157	1
* IRIS International Inc.	75	1
* Obagi Medical Products Inc.	73	1

26

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Furiex Pharmaceuticals Inc.	44	1
* Solta Medical Inc.	276	1
Young Innovations Inc.	25	1
* BioCryst Pharmaceuticals Inc.	162	1
* Aegerion Pharmaceuticals Inc.	45	1
* Nymox Pharmaceutical Corp.	92	1
* Infinity Pharmaceuticals Inc.	88	1
* Celldex Therapeutics Inc.	189	1
* Maxygen Inc.	130	1
* CryoLife Inc.	130	1
* Corcept Therapeutics Inc.	179	1
* Dyax Corp.	457	1
* Cytori Therapeutics Inc.	209	1
* Sciclone Pharmaceuticals Inc.	142	1
* Codexis Inc.	168	1
* Cross Country Healthcare Inc.	113	1
* Pozen Inc.	141	1
* Metabolix Inc.	221	1
* Anthera Pharmaceuticals Inc.	91	1
* Sagent Pharmaceuticals Inc.	27	1
* Rockwell Medical Technologies Inc.	61	1
* Synergetics USA Inc.	91	1
* Exactech Inc.	36	1
* OncoGenex Pharmaceutical Inc.	34	1
* Vanda Pharmaceuticals Inc.	116	1
* Cleveland Biolabs Inc.	142	1
* AtriCure Inc.	51	1
* Pacific Biosciences of California Inc.	124	1
* Biosante Pharmaceuticals Inc.	648	1
* Medtox Scientific Inc.	32	1
* Pain Therapeutics Inc.	134	1
* Osiris Therapeutics Inc.	94	1
* AVI BioPharma Inc.	453	—
* Cardiovascular Systems Inc.	52	—
* Alphatec Holdings Inc.	248	—
* Dusa Pharmaceuticals Inc.	96	—
* Sun Healthcare Group Inc.	103	—
* Zeltiq Aesthetics Inc.	40	—
* Insmed Inc.	103	—
* Enzo Biochem Inc.	169	—
* Synta Pharmaceuticals Corp.	90	—
* Allos Therapeutics Inc.	288	—
* Astex Pharmaceuticals	234	—
* Medical Action Industries Inc.	79	—
* RadNet Inc.	140	—
* Novavax Inc.	323	—
* Orexigen Therapeutics Inc.	103	—
* Fluidigm Corp.	28	—
* Amicus Therapeutics Inc.	67	—
* Harvard Bioscience Inc.	96	—
* Chindex International Inc.	42	—
* Sucampo Pharmaceuticals Inc. Class A	53	—
* CardioNet Inc.	121	—
* SIGA Technologies Inc.	135	—
* Skilled Healthcare Group Inc.	58	—
* Biolase Technology Inc.	138	—
* Albany Molecular Research Inc.	131	—
* Nabi Biopharmaceuticals	181	—
* Ampio Pharmaceuticals Inc.	85	—
* GTx Inc.	94	—
* Peregrine Pharmaceuticals Inc.	346	—
* NewLink Genetics Corp.	37	—
* Pacira Pharmaceuticals Inc.	29	—
* Sunesis Pharmaceuticals Inc.	173	—

27

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Endocyte Inc.	84	—
* Anacor Pharmaceuticals Inc.	49	—
* Durect Corp.	363	—
* KV Pharmaceutical Co. Class A	190	—
* Bacterin International Holdings Inc.	87	—
* Biospecifics Technologies Corp.	14	—
* PharmAthene Inc.	156	—
* Alliance HealthCare Services Inc.	162	—
* BioMimetic Therapeutics Inc.	102	—
* Transcept Pharmaceuticals Inc.	25	—
* Zalicus Inc.	200	—
* Uroplasty Inc.	70	—
National Research Corp.	5	—
* Columbia Laboratories Inc.	287	—
* Lannett Co. Inc.	44	—
* Stereotaxis Inc.	232	—
* Pernix Therapeutics Holdings	19	—
* Trius Therapeutics Inc.	30	—
* Epocrates Inc.	16	—
* BG Medicine Inc.	16	—
* Acura Pharmaceuticals Inc.	33	—
* Cornerstone Therapeutics Inc.	15	—
* Complete Genomics Inc.	23	—
* Neostem Inc.	144	—
* Alimera Sciences Inc.	19	—
* Horizon Pharma Inc.	20	—
* Zogenix Inc.	28	—
* DynaVox Inc. Class A	20	—
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	32	—
		9,899
Industrials (11.4%)
General Electric Co.	60,656	1,156
United Technologies Corp.	5,237	439
Caterpillar Inc.	3,689	421
3M Co.	4,068	356
United Parcel Service Inc. Class B	4,204	323
Boeing Co.	4,224	317
Union Pacific Corp.	2,807	309
Honeywell International Inc.	4,503	268
Emerson Electric Co.	4,301	216
Deere & Co.	2,398	199
Danaher Corp.	3,145	166
FedEx Corp.	1,808	163
Illinois Tool Works Inc.	2,552	142
General Dynamics Corp.	1,907	140
Tyco International Ltd.	2,692	140
Precision Castparts Corp.	823	138
Cummins Inc.	1,123	135
Lockheed Martin Corp.	1,517	134
CSX Corp.	6,325	133
Norfolk Southern Corp.	1,888	130
Raytheon Co.	2,035	103
Eaton Corp.	1,949	102
PACCAR Inc.	2,090	96
Waste Management Inc.	2,710	95
Goodrich Corp.	714	90
Northrop Grumman Corp.	1,494	89
Fastenal Co.	1,688	89
Parker Hannifin Corp.	867	78
Stanley Black & Decker Inc.	965	74
Ingersoll-Rand plc	1,791	71
Dover Corp.	1,071	69
WW Grainger Inc.	327	68
Rockwell Automation Inc.	829	66

28

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
CH Robinson Worldwide Inc.	952	63
Fluor Corp.	1,003	61
Cooper Industries plc	950	58
Republic Services Inc. Class A	1,848	55
Expeditors International of Washington Inc.	1,224	53
Joy Global Inc.	605	53
Roper Industries Inc.	554	51
Rockwell Collins Inc.	830	49
* Delta Air Lines Inc.	4,873	48
AMETEK Inc.	930	44
* Kansas City Southern	636	44
Textron Inc.	1,600	44
Pall Corp.	673	43
* Stericycle Inc.	492	43
Southwest Airlines Co.	4,580	41
L-3 Communications Holdings Inc.	572	40
* United Continental Holdings Inc.	1,919	40
Flowserve Corp.	316	37
* TransDigm Group Inc.	283	34
* Jacobs Engineering Group Inc.	717	33
Donaldson Co. Inc.	432	32
KBR Inc.	857	31
Iron Mountain Inc.	943	29
* Verisk Analytics Inc. Class A	673	29
Equifax Inc.	696	29
* AGCO Corp.	536	28
Xylem Inc.	1,041	27
* IHS Inc. Class A	280	26
JB Hunt Transport Services Inc.	517	26
Chicago Bridge & Iron Co. NV	565	26
Timken Co.	495	26
Hubbell Inc. Class B	341	26
* Quanta Services Inc.	1,219	25
* BE Aerospace Inc.	550	25
Cintas Corp.	638	25
Masco Corp.	2,025	24
Robert Half International Inc.	830	24
Dun & Bradstreet Corp.	280	23
* WABCO Holdings Inc.	382	23
* Owens Corning	706	22
Lincoln Electric Holdings Inc.	477	22
* Thomas & Betts Corp.	297	21
Pentair Inc.	557	21
Kennametal Inc.	463	21
SPX Corp.	289	21
Waste Connections Inc.	642	21
* Kirby Corp.	304	21
Towers Watson & Co. Class A	325	21
Wabtec Corp.	273	20
Gardner Denver Inc.	296	20
Snap-on Inc.	329	20
Manpower Inc.	465	20
MSC Industrial Direct Co. Inc. Class A	251	20
* Hertz Global Holdings Inc.	1,382	20
IDEX Corp.	469	20
* URS Corp.	445	19
Nordson Corp.	346	19
Pitney Bowes Inc.	1,035	19
Avery Dennison Corp.	605	18
* Clean Harbors Inc.	265	18
Graco Inc.	347	18
* Babcock & Wilcox Co.	666	17
* Navistar International Corp.	410	17
Carlisle Cos. Inc.	347	17

29

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Fortune Brands Home & Security Inc.	875	17
* Terex Corp.	648	16
* Spirit Aerosystems Holdings Inc. Class A	668	16
Trinity Industries Inc.	457	16
* AECOM Technology Corp.	679	16
* Copart Inc.	318	16
* WESCO International Inc.	248	16
Acuity Brands Inc.	250	16
Ryder System Inc.	291	15
Woodward Inc.	350	15
* United Rentals Inc.	366	15
Regal-Beloit Corp.	224	15
Landstar System Inc.	275	15
RR Donnelley & Sons Co.	1,063	15
Valmont Industries Inc.	132	15
CLARCOR Inc.	287	14
* Corrections Corp. of America	569	14
* Hexcel Corp.	560	14
* Alaska Air Group Inc.	204	14
Triumph Group Inc.	216	14
* Nielsen Holdings NV	462	14
Crane Co.	279	14
* Genesee & Wyoming Inc. Class A	227	13
Copa Holdings SA Class A	188	13
ITT Corp.	538	13
HEICO Corp.	239	13
* Dollar Thrifty Automotive Group Inc.	168	13
* Teledyne Technologies Inc.	213	13
Manitowoc Co. Inc.	801	13
* Oshkosh Corp.	527	12
Toro Co.	180	12
Lennox International Inc.	311	12
* Shaw Group Inc.	419	12
* Old Dominion Freight Line Inc.	278	12
* Chart Industries Inc.	173	12
Alliant Techsystems Inc.	196	12
Watsco Inc.	164	12
GATX Corp.	269	12
* Moog Inc. Class A	265	12
* Esterline Technologies Corp.	179	12
Actuant Corp. Class A	407	11
Exelis Inc.	1,085	11
Alexander & Baldwin Inc.	245	11
Robbins & Myers Inc.	229	11
Belden Inc.	280	11
Covanta Holding Corp.	675	11
EMCOR Group Inc.	392	11
* Middleby Corp.	111	11
Harsco Corp.	477	11
Mueller Industries Inc.	227	10
* Huntington Ingalls Industries Inc.	290	10
Curtiss-Wright Corp.	275	10
AO Smith Corp.	226	10
Applied Industrial Technologies Inc.	253	10
* Acacia Research Corp.	255	10
UTi Worldwide Inc.	617	10
* FTI Consulting Inc.	247	10
* General Cable Corp.	313	10
Con-way Inc.	328	10
* GrafTech International Ltd.	748	10
* Polypore International Inc.	230	9
* Tetra Tech Inc.	377	9
* RSC Holdings Inc.	414	9
Barnes Group Inc.	330	9

30

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Brady Corp. Class A	283	9
* CoStar Group Inc.	150	9
* EnerSys	266	9
Corporate Executive Board Co.	210	9
* Colfax Corp.	254	9
* Avis Budget Group Inc.	649	8
* HUB Group Inc. Class A	226	8
Healthcare Services Group Inc.	410	8
* Advisory Board Co.	98	8
Deluxe Corp.	316	8
Rollins Inc.	383	8
Kaydon Corp.	205	8
* II-VI Inc.	329	8
* JetBlue Airways Corp.	1,491	8
ABM Industries Inc.	331	8
Simpson Manufacturing Co. Inc.	251	7
Herman Miller Inc.	356	7
* Portfolio Recovery Associates Inc.	107	7
Watts Water Technologies Inc. Class A	187	7
Franklin Electric Co. Inc.	146	7
Brink's Co.	286	7
* US Airways Group Inc.	972	7
* CNH Global NV	166	7
United Stationers Inc.	244	7
* Geo Group Inc.	402	7
Raven Industries Inc.	112	7
* Atlas Air Worldwide Holdings Inc.	165	7
Granite Construction Inc.	245	7
HNI Corp.	277	7
* Beacon Roofing Supply Inc.	287	7
Werner Enterprises Inc.	274	7
Knight Transportation Inc.	387	7
Titan International Inc.	264	7
* MasTec Inc.	357	6
Forward Air Corp.	185	6
* Armstrong World Industries Inc.	121	6
* USG Corp.	409	6
Mine Safety Appliances Co.	156	6
* RBC Bearings Inc.	117	5
ESCO Technologies Inc.	141	5
* Swift Transportation Co.	420	5
Kaman Corp.	139	5
Amerco Inc.	46	5
AAR Corp.	211	5
* Air Lease Corp.	184	5
Briggs & Stratton Corp.	267	5
Unifirst Corp.	75	5
* Huron Consulting Group Inc.	118	5
* Blount International Inc.	257	4
Lindsay Corp.	67	4
* Orbital Sciences Corp.	310	4
* Mobile Mini Inc.	195	4
Aircastle Ltd.	308	4
Tennant Co.	102	4
TAL International Group Inc.	116	4
* EnPro Industries Inc.	110	4
* Ceradyne Inc.	133	4
* Rush Enterprises Inc. Class A	172	4
McGrath Rentcorp	129	4
* Astec Industries Inc.	106	4
Cubic Corp.	84	4
* Dycom Industries Inc.	187	4
* Korn/Ferry International	249	4
Knoll Inc.	254	4

31

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Allegiant Travel Co. Class A	78	4
* TrueBlue Inc.	235	4
Heartland Express Inc.	268	4
* Wabash National Corp.	363	4
* Seaboard Corp.	2	4
* Meritor Inc.	501	4
Steelcase Inc. Class A	422	4
* Aegion Corp. Class A	210	4
* Navigant Consulting Inc.	273	4
Insperity Inc.	122	4
* Interline Brands Inc.	177	4
* Exponent Inc.	74	4
Sun Hydraulics Corp.	107	4
Albany International Corp.	146	3
American Science & Engineering Inc.	48	3
* ACCO Brands Corp.	292	3
Quanex Building Products Corp.	201	3
Interface Inc. Class A	279	3
* Generac Holdings Inc.	133	3
AZZ Inc.	67	3
Universal Forest Products Inc.	103	3
* Sauer-Danfoss Inc.	61	3
G&K Services Inc. Class A	99	3
* Trimas Corp.	135	3
Resources Connection Inc.	245	3
SkyWest Inc.	280	3
* Team Inc.	104	3
* SYKES Enterprises Inc.	222	3
CIRCOR International Inc.	92	3
NACCO Industries Inc. Class A	31	3
* On Assignment Inc.	212	3
Encore Wire Corp.	99	3
* DigitalGlobe Inc.	187	3
Textainer Group Holdings Ltd.	85	3
* H&E Equipment Services Inc.	163	3
* ICF International Inc.	107	3
* Altra Holdings Inc.	142	3
Griffon Corp.	252	3
* Greenbrier Cos. Inc.	104	3
John Bean Technologies Corp.	152	3
* Tutor Perini Corp.	165	3
Standex International Corp.	68	3
* Aerovironment Inc.	90	3
Cascade Corp.	48	3
* Kforce Inc.	179	3
* Layne Christensen Co.	103	2
Mueller Water Products Inc. Class A	823	2
* KAR Auction Services Inc.	152	2
* GeoEye Inc.	120	2
Arkansas Best Corp.	134	2
Comfort Systems USA Inc.	208	2
* Trex Co. Inc.	88	2
* RailAmerica Inc.	114	2
* Federal Signal Corp.	499	2
Gorman-Rupp Co.	81	2
Great Lakes Dredge & Dock Corp.	328	2
Ennis Inc.	138	2
* Consolidated Graphics Inc.	48	2
* Gibraltar Industries Inc.	161	2
Apogee Enterprises Inc.	165	2
Primoris Services Corp.	141	2
National Presto Industries Inc.	25	2
* MYR Group Inc.	108	2
Viad Corp.	111	2

32

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Titan Machinery Inc.	82	2
Kelly Services Inc. Class A	141	2
* EnergySolutions Inc.	491	2
* Dolan Co.	227	2
* Global Power Equipment Group Inc.	84	2
Quad/Graphics Inc.	133	2
Multi-Color Corp.	91	2
Marten Transport Ltd.	94	2
* Encore Capital Group Inc.	88	2
* Mistras Group Inc.	87	2
* Pendrell Corp.	801	2
Heidrick & Struggles International Inc.	95	2
AAON Inc.	103	2
* Commercial Vehicle Group Inc.	157	2
* Accuride Corp.	237	2
* GenCorp Inc.	310	2
* Wesco Aircraft Holdings Inc.	120	2
* Spirit Airlines Inc.	90	2
FreightCar America Inc.	63	2
Celadon Group Inc.	118	2
* Air Transport Services Group Inc.	317	2
* Michael Baker Corp.	70	2
* Columbus McKinnon Corp.	101	2
* PMFG Inc.	102	2
* Builders FirstSource Inc.	547	2
* Saia Inc.	101	2
* DXP Enterprises Inc.	44	2
US Ecology Inc.	86	2
Dynamic Materials Corp.	71	2
* Astronics Corp.	47	2
* American Railcar Industries Inc.	53	2
* InnerWorkings Inc.	136	2
* Powell Industries Inc.	47	2
Houston Wire & Cable Co.	108	2
* NCI Building Systems Inc.	126	2
* CRA International Inc.	64	2
* Furmanite Corp.	208	2
* Standard Parking Corp.	83	2
* Republic Airways Holdings Inc.	281	1
* Kadant Inc.	68	1
Douglas Dynamics Inc.	112	1
* CAI International Inc.	72	1
Graham Corp.	61	1
* Ameresco Inc. Class A	101	1
* Hawaiian Holdings Inc.	266	1
* CBIZ Inc.	208	1
* Swisher Hygiene Inc.	450	1
* Odyssey Marine Exploration Inc.	435	1
* Flow International Corp.	330	1
* Orion Marine Group Inc.	180	1
* Cenveo Inc.	336	1
* American Reprographics Co.	246	1
* Taser International Inc.	320	1
* Northwest Pipe Co.	52	1
* Capstone Turbine Corp.	1,144	1
Twin Disc Inc.	39	1
Insteel Industries Inc.	99	1
LB Foster Co. Class A	42	1
Kimball International Inc. Class B	200	1
Miller Industries Inc.	76	1
* Genco Shipping & Trading Ltd.	170	1
* Metalico Inc.	230	1
* RPX Corp.	64	1
* EnerNOC Inc.	135	1

33

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Vicor Corp.	128	1
Universal Truckload Services Inc.	66	1
* Roadrunner Transportation Systems Inc.	56	1
* A123 Systems Inc.	551	1
* Sterling Construction Co. Inc.	91	1
* GP Strategies Corp.	59	1
Alamo Group Inc.	34	1
Schawk Inc. Class A	81	1
* American Superconductor Corp.	196	1
* Kratos Defense & Security Solutions Inc.	137	1
Aceto Corp.	105	1
Thermon Group Holdings Inc.	43	1
* FuelCell Energy Inc.	544	1
* LMI Aerospace Inc.	39	1
* Casella Waste Systems Inc. Class A	120	1
Argan Inc.	52	1
* Franklin Covey Co.	88	1
SeaCube Container Leasing Ltd.	47	1
* Pacer International Inc.	137	1
Barrett Business Services Inc.	44	1
Ampco-Pittsburgh Corp.	35	1
* Quality Distribution Inc.	57	1
VSE Corp.	30	1
* TMS International Corp. Class A	61	1
* Pike Electric Corp.	79	1
CDI Corp.	47	1
* Patriot Transportation Holding Inc.	31	1
* Park-Ohio Holdings Corp.	36	1
* Hudson Highland Group Inc.	151	1
* Hill International Inc.	125	1
Preformed Line Products Co.	10	1
Ducommun Inc.	41	1
International Shipholding Corp.	29	1
* Lydall Inc.	68	1
Courier Corp.	57	1
Met-Pro Corp.	69	1
LSI Industries Inc.	88	1
* NN Inc.	67	1
American Woodmark Corp.	42	1
* PowerSecure International Inc.	92	1
* Hurco Cos. Inc.	23	1
NL Industries Inc.	37	1
* Zipcar Inc.	42	1
* Coleman Cable Inc.	48	1
* Fuel Tech Inc.	88	1
* Heritage-Crystal Clean Inc.	23	1
* KEYW Holding Corp.	68	—
* Energy Recovery Inc.	224	—
* WCA Waste Corp.	67	—
Intersections Inc.	35	—
* Eagle Bulk Shipping Inc.	229	—
* AT Cross Co. Class A	36	—
* Ultrapetrol Bahamas Ltd.	128	—
* Excel Maritime Carriers Ltd. Class A	197	—
* Tecumseh Products Co. Class A	75	—
* Essex Rental Corp.	86	—
* Xerium Technologies Inc.	35	—
* Broadwind Energy Inc.	439	—
* Valence Technology Inc.	283	—
* TRC Cos. Inc.	50	—
Baltic Trading Ltd.	55	—
* Active Power Inc.	351	—
Lawson Products Inc.	12	—
* Covenant Transportation Group Inc. Class A	54	—

34

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* UniTek Global Services Inc.	36	—
* Omega Flex Inc.	8	—
Compx International Inc.	7	—
* Satcon Technology Corp.	229	—
* Astronics Corp. Class B	2	—
		9,975
Information Technology (19.3%)
* Apple Inc.	5,291	2,870
International Business Machines Corp.	6,930	1,363
Microsoft Corp.	42,453	1,347
* Google Inc. Class A	1,440	890
Intel Corp.	30,332	815
Oracle Corp.	21,974	643
Cisco Systems Inc.	31,466	626
QUALCOMM Inc.	9,547	594
Visa Inc. Class A	2,994	348
* EMC Corp.	11,771	326
Hewlett-Packard Co.	11,368	288
Mastercard Inc. Class A	613	257
* eBay Inc.	6,594	236
Texas Instruments Inc.	6,643	222
Accenture plc Class A	3,688	220
* Dell Inc.	9,386	162
Automatic Data Processing Inc.	2,863	156
* Cognizant Technology Solutions Corp. Class A	1,736	123
Corning Inc.	8,982	117
Broadcom Corp. Class A	3,059	114
* Yahoo! Inc.	7,430	110
* Salesforce.com Inc.	765	110
Intuit Inc.	1,729	100
* Adobe Systems Inc.	2,884	95
Applied Materials Inc.	7,529	92
* NetApp Inc.	2,106	91
* Citrix Systems Inc.	1,077	81
Motorola Solutions Inc.	1,611	80
* Symantec Corp.	4,328	77
Altera Corp.	1,848	71
* Juniper Networks Inc.	3,058	70
* SanDisk Corp.	1,370	68
Analog Devices Inc.	1,720	67
Xerox Corp.	8,040	66
* Teradata Corp.	972	65
Western Union Co.	3,631	63
CA Inc.	2,206	60
* Motorola Mobility Holdings Inc.	1,500	60
* F5 Networks Inc.	467	58
Paychex Inc.	1,860	58
Xilinx Inc.	1,530	57
* Red Hat Inc.	1,112	55
* Fiserv Inc.	828	55
Amphenol Corp. Class A	956	54
* Western Digital Corp.	1,340	53
* NVIDIA Corp.	3,455	52
* Autodesk Inc.	1,325	50
* VMware Inc. Class A	490	48
Fidelity National Information Services Inc.	1,516	48
Maxim Integrated Products Inc.	1,707	48
KLA-Tencor Corp.	970	47
Linear Technology Corp.	1,318	44
* Marvell Technology Group Ltd.	2,935	44
* Micron Technology Inc.	5,021	43
Avago Technologies Ltd.	1,095	41
Microchip Technology Inc.	1,090	39
* Akamai Technologies Inc.	1,069	38

35

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Equinix Inc.	265	37
* Nuance Communications Inc.	1,363	35
* BMC Software Inc.	939	35
* Alliance Data Systems Corp.	289	35
* Trimble Navigation Ltd.	694	35
VeriSign Inc.	900	33
* ANSYS Inc.	519	33
* Avnet Inc.	864	31
* Electronic Arts Inc.	1,880	31
* Rackspace Hosting Inc.	583	30
* Amdocs Ltd.	988	30
* Informatica Corp.	598	29
* Lam Research Corp.	704	29
Harris Corp.	671	29
* Skyworks Solutions Inc.	1,070	29
Activision Blizzard Inc.	2,393	29
Jabil Circuit Inc.	1,089	28
Computer Sciences Corp.	877	28
* LSI Corp.	3,238	28
* VeriFone Systems Inc.	577	28
* TIBCO Software Inc.	938	27
* Arrow Electronics Inc.	653	26
* Atmel Corp.	2,586	26
* Advanced Micro Devices Inc.	3,475	26
* Synopsys Inc.	830	25
* Riverbed Technology Inc.	868	25
* MICROS Systems Inc.	459	24
FLIR Systems Inc.	903	24
Global Payments Inc.	453	23
Factset Research Systems Inc.	261	23
* ON Semiconductor Corp.	2,514	23
* Rovi Corp.	640	23
* Gartner Inc.	550	22
Molex Inc.	764	21
* Polycom Inc.	999	21
Total System Services Inc.	916	20
* SAIC Inc.	1,631	20
IAC/InterActiveCorp	430	20
* NCR Corp.	901	20
Solera Holdings Inc.	400	19
* Cree Inc.	626	19
* Fortinet Inc.	685	19
* Novellus Systems Inc.	395	18
* Parametric Technology Corp.	686	18
* Cadence Design Systems Inc.	1,523	18
* Ingram Micro Inc.	911	17
* Ariba Inc.	549	17
* Teradyne Inc.	1,052	17
Broadridge Financial Solutions Inc.	699	17
* JDS Uniphase Corp.	1,293	17
Jack Henry & Associates Inc.	489	17
* Brocade Communications Systems Inc.	2,692	16
Lexmark International Inc. Class A	420	16
* Concur Technologies Inc.	258	15
Cypress Semiconductor Corp.	878	15
Diebold Inc.	380	15
* NeuStar Inc. Class A	419	15
National Instruments Corp.	523	14
* Wright Express Corp.	224	14
* Tech Data Corp.	250	13
ADTRAN Inc.	377	13
* CommVault Systems Inc.	257	13
* QLIK Technologies Inc.	417	13
* SolarWinds Inc.	338	13

36

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Zebra Technologies Corp.	318	12
* Dolby Laboratories Inc. Class A	314	12
* Anixter International Inc.	170	12
* Genpact Ltd.	737	12
* Compuware Corp.	1,280	12
Lender Processing Services Inc.	523	12
* Taleo Corp. Class A	245	11
* First Solar Inc.	345	11
* Semtech Corp.	386	11
* Fairchild Semiconductor International Inc. Class A	758	11
* Aruba Networks Inc.	508	11
* Finisar Corp.	534	11
* Microsemi Corp.	516	11
* Itron Inc.	243	11
* Ultimate Software Group Inc.	153	11
* QLogic Corp.	621	11
* Vishay Intertechnology Inc.	870	11
* Hittite Microwave Corp.	186	11
* Silicon Laboratories Inc.	236	11
Cognex Corp.	247	11
* Aspen Technology Inc.	509	10
* Cavium Inc.	290	10
* FEI Co.	230	10
* AOL Inc.	567	10
InterDigital Inc.	265	10
* VistaPrint NV	246	10
* ValueClick Inc.	478	10
* Viasat Inc.	214	10
DST Systems Inc.	186	10
* Acme Packet Inc.	322	10
* PMC - Sierra Inc.	1,415	10
* Cirrus Logic Inc.	412	10
* Universal Display Corp.	233	10
* Progress Software Corp.	412	10
Plantronics Inc.	255	10
* ACI Worldwide Inc.	250	9
* International Rectifier Corp.	420	9
MKS Instruments Inc.	314	9
* CACI International Inc. Class A	158	9
* CoreLogic Inc.	593	9
* IPG Photonics Corp.	172	9
* Mentor Graphics Corp.	586	9
MAXIMUS Inc.	208	9
Intersil Corp. Class A	764	9
Tellabs Inc.	2,183	9
* Ciena Corp.	579	9
Blackbaud Inc.	272	9
* Arris Group Inc.	751	9
Fair Isaac Corp.	211	9
* WebMD Health Corp.	339	8
* Netgear Inc.	223	8
* Cymer Inc.	182	8
j2 Global Inc.	279	8
* Convergys Corp.	638	8
* TiVo Inc.	730	8
Sapient Corp.	657	8
* NetSuite Inc.	170	8
* Sourcefire Inc.	178	8
* RF Micro Devices Inc.	1,642	8
* Plexus Corp.	222	8
Littelfuse Inc.	143	8
* Entegris Inc.	827	7
* Synaptics Inc.	202	7
* Cabot Microelectronics Corp.	146	7

37

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Coherent Inc.	132	7
* OpenTable Inc.	150	7
* Acxiom Corp.	512	7
* DealerTrack Holdings Inc.	255	7
* Cardtronics Inc.	267	7
* Take-Two Interactive Software Inc.	458	7
* MicroStrategy Inc. Class A	52	7
* EchoStar Corp. Class A	234	7
Heartland Payment Systems Inc.	246	7
* OSI Systems Inc.	118	7
* GT Advanced Technologies Inc.	798	7
Power Integrations Inc.	183	7
* Veeco Instruments Inc.	252	7
* TriQuint Semiconductor Inc.	1,028	7
* SYNNEX Corp.	158	7
* Quest Software Inc.	324	6
* Tyler Technologies Inc.	170	6
* JDA Software Group Inc.	256	6
* Integrated Device Technology Inc.	928	6
* Scansource Inc.	172	6
* Bottomline Technologies Inc.	225	6
* Euronet Worldwide Inc.	325	6
* Benchmark Electronics Inc.	379	6
* Monster Worldwide Inc.	807	6
* MEMC Electronic Materials Inc.	1,408	6
* VirnetX Holding Corp.	254	5
* Omnivision Technologies Inc.	332	5
* Manhattan Associates Inc.	117	5
* 3D Systems Corp.	240	5
* Insight Enterprises Inc.	248	5
* Sanmina-SCI Corp.	427	5
* Emulex Corp.	465	5
* FARO Technologies Inc.	87	5
* Constant Contact Inc.	156	5
* Synchronoss Technologies Inc.	140	5
* Diodes Inc.	187	5
* Tessera Technologies Inc.	271	5
* Advent Software Inc.	174	4
* Infinera Corp.	554	4
* BroadSoft Inc.	120	4
Earthlink Inc.	583	4
* Kulicke & Soffa Industries Inc.	381	4
* Liquidity Services Inc.	99	4
* Unisys Corp.	228	4
* LivePerson Inc.	279	4
* Netscout Systems Inc.	198	4
Syntel Inc.	82	4
Brooks Automation Inc.	351	4
* LinkedIn Corp. Class A	48	4
* Loral Space & Communications Inc.	58	4
* Stratasys Inc.	112	4
Mantech International Corp. Class A	123	4
* Lattice Semiconductor Corp.	625	4
NIC Inc.	339	4
MTS Systems Corp.	83	4
Comtech Telecommunications Corp.	125	4
* Volterra Semiconductor Corp.	130	4
* LogMeIn Inc.	108	4
* Electronics for Imaging Inc.	248	4
* SunPower Corp. Class A	525	4
* Kenexa Corp.	141	4
* Ancestry.com Inc.	168	4
* Websense Inc.	212	4
* comScore Inc.	169	4

38

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Freescale Semiconductor Holdings I Ltd.	230	4
* Digital River Inc.	210	4
* ATMI Inc.	168	4
* Rambus Inc.	520	4
* Ultratech Inc.	134	4
* Harmonic Inc.	609	4
* Amkor Technology Inc.	559	4
Ebix Inc.	153	4
* Rofin-Sinar Technologies Inc.	151	4
* Spansion Inc. Class A	272	3
* Newport Corp.	206	3
AVX Corp.	256	3
* Sonus Networks Inc.	1,117	3
* OCZ Technology Group Inc.	377	3
* TTM Technologies Inc.	276	3
* RealPage Inc.	161	3
* Brightpoint Inc.	361	3
* Rogers Corp.	85	3
* Quantum Corp.	1,193	3
Park Electrochemical Corp.	110	3
* Verint Systems Inc.	113	3
* Monolithic Power Systems Inc.	167	3
* Standard Microsystems Corp.	121	3
* Ceva Inc.	123	3
* CSG Systems International Inc.	183	3
* iGate Corp.	168	3
* FleetCor Technologies Inc.	79	3
* Bankrate Inc.	122	3
* Entropic Communications Inc.	469	3
Micrel Inc.	267	3
Xyratex Ltd.	166	3
* Ixia	204	3
* Advanced Energy Industries Inc.	231	3
* SS&C Technologies Holdings Inc.	133	3
* Maxwell Technologies Inc.	148	3
* KIT Digital Inc.	266	3
* Monotype Imaging Holdings Inc.	190	3
Cass Information Systems Inc.	69	3
* DTS Inc.	92	3
Electro Rent Corp.	143	3
Badger Meter Inc.	80	3
* RealD Inc.	218	3
* Measurement Specialties Inc.	79	3
Black Box Corp.	95	3
* Move Inc.	288	3
* Forrester Research Inc.	78	3
* Saba Software Inc.	213	3
* TNS Inc.	135	2
Pegasystems Inc.	88	2
* Inphi Corp.	171	2
* InfoSpace Inc.	211	2
* Fusion-io Inc.	89	2
* LoopNet Inc.	132	2
* Higher One Holdings Inc.	163	2
* ExlService Holdings Inc.	86	2
United Online Inc.	469	2
* Internap Network Services Corp.	317	2
* Checkpoint Systems Inc.	213	2
* Intermec Inc.	315	2
* Super Micro Computer Inc.	142	2
* Accelrys Inc.	294	2
* Mercury Computer Systems Inc.	160	2
* Applied Micro Circuits Corp.	336	2
* Dice Holdings Inc.	256	2

39

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Booz Allen Hamilton Holding Corp.	123	2
* Photronics Inc.	311	2
* Silicon Image Inc.	421	2
OPNET	76	2
* Interactive Intelligence Group Inc.	76	2
* PROS Holdings Inc.	121	2
* Global Cash Access Holdings Inc.	380	2
* STEC Inc.	217	2
* Kemet Corp.	233	2
* Web.com Group Inc.	156	2
* TeleTech Holdings Inc.	135	2
CTS Corp.	205	2
* Nanometrics Inc.	114	2
* Callidus Software Inc.	267	2
* Sycamore Networks Inc.	105	2
* Fabrinet	108	2
EPIQ Systems Inc.	166	2
* Oplink Communications Inc.	116	2
* Avid Technology Inc.	178	2
Methode Electronics Inc.	206	2
* LTX-Credence Corp.	274	2
* Mindspeed Technologies Inc.	282	2
* MIPS Technologies Inc. Class A	317	2
* Globecomm Systems Inc.	125	2
* Calix Inc.	199	2
* Extreme Networks	486	2
Daktronics Inc.	194	2
* Zygo Corp.	90	2
Keynote Systems Inc.	85	2
* Ultra Clean Holdings	203	2
* IntraLinks Holdings Inc.	282	2
Electro Scientific Industries Inc.	119	2
* Power-One Inc.	377	2
* QuinStreet Inc.	155	2
* Cray Inc.	203	2
* Axcelis Technologies Inc.	962	2
* Silicon Graphics International Corp.	164	2
* Perficient Inc.	131	2
* GSI Group Inc.	137	2
* Vishay Precision Group Inc.	107	2
* IXYS Corp.	128	2
* Integrated Silicon Solution Inc.	144	2
* Procera Networks Inc.	78	2
* Exar Corp.	216	2
* Rudolph Technologies Inc.	153	2
* Envestnet Inc.	121	2
* Digi International Inc.	134	2
* CIBER Inc.	343	2
ModusLink Global Solutions Inc.	268	2
* Aviat Networks Inc.	562	1
* Cornerstone OnDemand Inc.	71	1
* Symmetricom Inc.	248	1
* ShoreTel Inc.	271	1
* Formfactor Inc.	275	1
* Anaren Inc.	80	1
* NVE Corp.	26	1
* support.com Inc.	418	1
* Multi-Fineline Electronix Inc.	52	1
* Kopin Corp.	373	1
* MoSys Inc.	351	1
* Stamps.com Inc.	51	1
* STR Holdings Inc.	185	1
* Limelight Networks Inc.	347	1
RealNetworks Inc.	127	1

40

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Virtusa Corp.	82	1
* Vocus Inc.	94	1
* XO Group Inc.	140	1
* Ubiquiti Networks Inc.	47	1
* Supertex Inc.	66	1
Cohu Inc.	108	1
* Computer Task Group Inc.	82	1
* Pericom Semiconductor Corp.	154	1
* Intevac Inc.	148	1
Bel Fuse Inc. Class B	66	1
* Active Network Inc.	71	1
* Imation Corp.	180	1
* Zix Corp.	383	1
* Anadigics Inc.	436	1
* Imperva Inc.	30	1
* Immersion Corp.	164	1
* Deltek Inc.	94	1
* Rubicon Technology Inc.	112	1
* VASCO Data Security International Inc.	111	1
* Wave Systems Corp. Class A	478	1
* Openwave Systems Inc.	395	1
* Convio Inc.	61	1
* Oclaro Inc.	220	1
* Actuate Corp.	156	1
* PDF Solutions Inc.	114	1
* Aeroflex Holding Corp.	82	1
* SPS Commerce Inc.	35	1
* ePlus Inc.	27	1
* Angie's List Inc.	54	1
* AXT Inc.	150	1
* Echo Global Logistics Inc.	46	1
* InvenSense Inc.	54	1
* Tangoe Inc.	45	1
* Sigma Designs Inc.	145	1
DDi Corp.	75	1
* MoneyGram International Inc.	44	1
American Software Inc. Class A	93	1
* Echelon Corp.	157	1
* TeleNav Inc.	110	1
* Seachange International Inc.	107	1
* Digimarc Corp.	26	1
* SciQuest Inc.	48	1
* ServiceSource International Inc.	43	1
* FSI International Inc.	180	1
* X-Rite Inc.	155	1
* Agilysys Inc.	86	1
* Glu Mobile Inc.	183	1
Richardson Electronics Ltd.	55	1
* PLX Technology Inc.	192	1
* Hackett Group Inc.	137	1
* DSP Group Inc.	99	1
* LeCroy Corp.	68	1
* Lionbridge Technologies Inc.	227	1
* Zillow Inc.	18	1
* Guidance Software Inc.	50	1
Rimage Corp.	52	1
* Alpha & Omega Semiconductor Ltd.	57	1
* Travelzoo Inc.	22	1
* ORBCOMM Inc.	173	1
* FalconStor Software Inc.	176	1
* KVH Industries Inc.	53	—
* GSI Technology Inc.	103	—
Pulse Electronics Corp.	148	—
* Radisys Corp.	60	—

41

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Westell Technologies Inc. Class A	195	—
* Rosetta Stone Inc.	49	—
* Novatel Wireless Inc.	126	—
* Ellie Mae Inc.	51	—
Communications Systems Inc.	28	—
* Carbonite Inc.	42	—
* Identive Group Inc.	178	—
* Responsys Inc.	32	—
* TeleCommunication Systems Inc. Class A	144	—
* PRGX Global Inc.	67	—
Marchex Inc. Class B	84	—
* Emcore Corp.	83	—
* Numerex Corp. Class A	37	—
* Amtech Systems Inc.	41	—
* Smith Micro Software Inc.	134	—
* Intermolecular Inc.	52	—
* Dot Hill Systems Corp.	234	—
* Dynamics Research Corp.	34	—
QAD Inc. Class A	22	—
* Opnext Inc.	265	—
* NeoPhotonics Corp.	47	—
* Motricity Inc.	181	—
* Microvision Inc.	70	—
* NCI Inc. Class A	31	—
* Viasystems Group Inc.	12	—
PC Connection Inc.	24	—
* MaxLinear Inc.	37	—
* TechTarget Inc.	29	—
* Powerwave Technologies Inc.	134	—
* eMagin Corp.	60	—
* Demand Media Inc.	25	—
* SRS Labs Inc.	23	—
* Quepasa Corp.	39	—
* THQ Inc.	199	—
* Stream Global Services Inc.	34	—
* Meru Networks Inc.	21	—
* FriendFinder Networks Inc.	42	—
* Dialogic Inc.	38	—
		16,843
Materials (4.1%)
EI du Pont de Nemours & Co.	5,313	270
Monsanto Co.	3,067	237
Freeport-McMoRan Copper & Gold Inc.	5,420	231
Dow Chemical Co.	6,726	225
Praxair Inc.	1,735	189
Newmont Mining Corp.	2,784	165
Air Products & Chemicals Inc.	1,210	109
Ecolab Inc.	1,713	103
Mosaic Co.	1,577	91
International Paper Co.	2,504	88
PPG Industries Inc.	906	83
Nucor Corp.	1,810	79
LyondellBasell Industries NV Class A	1,793	77
CF Industries Holdings Inc.	376	70
Alcoa Inc.	6,111	62
Sherwin-Williams Co.	519	54
Cliffs Natural Resources Inc.	841	53
Sigma-Aldrich Corp.	704	51
Eastman Chemical Co.	823	45
Celanese Corp. Class A	903	43
FMC Corp.	411	41
Airgas Inc.	450	37
Ball Corp.	893	36
Albemarle Corp.	519	35

42

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
* Crown Holdings Inc.	882	33
Vulcan Materials Co.	730	33
Southern Copper Corp.	971	31
MeadWestvaco Corp.	960	29
Ashland Inc.	448	28
Rock-Tenn Co. Class A	392	28
Allegheny Technologies Inc.	600	26
International Flavors & Fragrances Inc.	455	26
Valspar Corp.	543	25
* WR Grace & Co.	416	24
Royal Gold Inc.	335	23
Walter Energy Inc.	353	23
Reliance Steel & Aluminum Co.	423	23
* Owens-Illinois Inc.	927	22
Martin Marietta Materials Inc.	258	22
United States Steel Corp.	813	22
Sealed Air Corp.	1,085	21
* Rockwood Holdings Inc.	388	21
Aptargroup Inc.	380	20
Domtar Corp.	207	20
Solutia Inc.	705	20
Bemis Co. Inc.	596	19
Sonoco Products Co.	564	18
Steel Dynamics Inc.	1,234	18
RPM International Inc.	738	18
* Allied Nevada Gold Corp.	505	17
Packaging Corp. of America	580	17
Cytec Industries Inc.	282	17
Huntsman Corp.	1,125	15
Cabot Corp.	379	15
* Coeur d'Alene Mines Corp.	514	15
Compass Minerals International Inc.	189	14
Carpenter Technology Corp.	253	13
Silgan Holdings Inc.	288	12
Greif Inc. Class A	225	12
Scotts Miracle-Gro Co. Class A	241	11
Sensient Technologies Corp.	292	11
Olin Corp.	472	10
NewMarket Corp.	54	10
* Stillwater Mining Co.	652	9
* Chemtura Corp.	596	9
HB Fuller Co.	305	9
Commercial Metals Co.	682	9
Eagle Materials Inc.	273	9
Hecla Mining Co.	1,655	8
* Molycorp Inc.	337	8
Buckeye Technologies Inc.	241	8
* Intrepid Potash Inc.	321	8
PolyOne Corp.	581	8
Titanium Metals Corp.	519	8
Westlake Chemical Corp.	124	7
Minerals Technologies Inc.	114	7
Schweitzer-Mauduit International Inc.	101	7
* Thompson Creek Metals Co. Inc.	948	7
* Georgia Gulf Corp.	211	7
Innophos Holdings Inc.	135	7
* Louisiana-Pacific Corp.	820	7
Worthington Industries Inc.	362	6
* SunCoke Energy Inc.	423	6
Schnitzer Steel Industries Inc.	118	5
Balchem Corp.	178	5
Globe Specialty Metals Inc.	334	5
* Kraton Performance Polymers Inc.	169	5
AK Steel Holding Corp.	585	5

43

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Boise Inc.	553	5
* Calgon Carbon Corp.	299	4
* OM Group Inc.	164	4
* Graphic Packaging Holding Co.	848	4
* Clearwater Paper Corp.	123	4
A Schulman Inc.	163	4
Kaiser Aluminum Corp.	87	4
* KapStone Paper and Packaging Corp.	206	4
Koppers Holdings Inc.	110	4
Haynes International Inc.	65	4
Texas Industries Inc.	121	4
* LSB Industries Inc.	98	4
* Innospec Inc.	126	4
PH Glatfelter Co.	245	4
AMCOL International Corp.	129	4
Stepan Co.	43	4
Deltic Timber Corp.	57	4
Gold Resource Corp.	150	4
* RTI International Metals Inc.	160	4
* Materion Corp.	109	3
* Flotek Industries Inc.	264	3
Tredegar Corp.	127	3
* McEwen Mining Inc.	559	3
Quaker Chemical Corp.	68	3
* Jaguar Mining Inc.	447	3
Kronos Worldwide Inc.	115	3
* Century Aluminum Co.	273	3
* Golden Star Resources Ltd.	1,368	3
* Horsehead Holding Corp.	231	3
Wausau Paper Corp.	277	3
* Ferro Corp.	459	3
* Zoltek Cos. Inc.	203	2
* TPC Group Inc.	70	2
Myers Industries Inc.	168	2
Neenah Paper Inc.	79	2
American Vanguard Corp.	119	2
Zep Inc.	128	2
* Paramount Gold and Silver Corp.	666	2
Hawkins Inc.	41	2
* Golden Minerals Co.	159	1
* Omnova Solutions Inc.	254	1
FutureFuel Corp.	116	1
* US Silica Holdings Inc.	75	1
Noranda Aluminum Holding Corp.	98	1
* Headwaters Inc.	385	1
Olympic Steel Inc.	49	1
* AM Castle & Co.	99	1
* Universal Stainless & Alloy	33	1
* General Moly Inc.	294	1
* Vista Gold Corp.	299	1
* United States Lime & Minerals Inc.	16	1
* Midway Gold Corp.	525	1
* AEP Industries Inc.	24	1
* Landec Corp.	115	1
* Spartech Corp.	121	1
KMG Chemicals Inc.	37	1
* Metals USA Holdings Corp.	49	1
* Revett Minerals Inc.	103	—
* Senomyx Inc.	132	—
Chase Corp.	24	—
* US Energy Corp. Wyoming	90	—
* Handy & Harman Ltd.	23	—
* Verso Paper Corp.	79	—
		3,582

44

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Telecommunication Services (2.5%)
AT&T Inc.	33,879	1,036
Verizon Communications Inc.	16,175	616
CenturyLink Inc.	3,511	141
* Crown Castle International Corp.	1,663	86
* Sprint Nextel Corp.	17,303	43
Windstream Corp.	3,290	40
* SBA Communications Corp. Class A	641	30
Frontier Communications Corp.	5,626	26
* Level 3 Communications Inc.	897	22
* tw telecom inc Class A	852	18
* NII Holdings Inc.	962	17
* MetroPCS Communications Inc.	1,597	16
* Telephone & Data Systems Inc.	564	14
* AboveNet Inc.	139	10
* Cogent Communications Group Inc.	244	5
* Cincinnati Bell Inc.	1,056	4
* Leap Wireless International Inc.	327	3
* United States Cellular Corp.	77	3
* Clearwire Corp. Class A	1,345	3
SureWest Communications	131	3
Consolidated Communications Holdings Inc.	138	3
* Premiere Global Services Inc.	289	3
* General Communication Inc. Class A	220	2
Atlantic Tele-Network Inc.	53	2
* Neutral Tandem Inc.	166	2
* Iridium Communications Inc.	241	2
* Cbeyond Inc.	237	2
* Vonage Holdings Corp.	759	2
USA Mobility Inc.	126	2
* 8x8 Inc.	391	2
NTELOS Holdings Corp.	71	2
Shenandoah Telecommunications Co.	142	1
Lumos Networks Corp.	107	1
Alaska Communications Systems Group Inc.	277	1
IDT Corp. Class B	87	1
* inContact Inc.	116	1
HickoryTech Corp.	50	1
* Towerstream Corp.	138	—
* Fairpoint Communications Inc.	80	—
* Boingo Wireless Inc.	29	—
* Globalstar Inc.	148	—
		2,166
Utilities (3.5%)
Southern Co.	4,858	215
Dominion Resources Inc.	3,295	166
Duke Energy Corp.	7,619	159
Exelon Corp.	3,795	148
NextEra Energy Inc.	2,419	144
FirstEnergy Corp.	2,388	106
American Electric Power Co. Inc.	2,749	103
Consolidated Edison Inc.	1,671	97
PG&E Corp.	2,275	95
PPL Corp.	3,299	94
Progress Energy Inc.	1,684	89
Public Service Enterprise Group Inc.	2,893	89
Sempra Energy	1,372	81
Edison International	1,867	78
Xcel Energy Inc.	2,775	74
Entergy Corp.	1,021	68
DTE Energy Co.	977	53
* AES Corp.	3,788	51
ONEOK Inc.	619	51
CenterPoint Energy Inc.	2,459	48

45

Vanguard® Russell 3000 Index Fund
Schedule of Investments
February 29, 2012
		Market
		Value
	Shares	($000)
Wisconsin Energy Corp.	1,352	46
Ameren Corp.	1,395	45
Constellation Energy Group Inc.	1,066	39
NiSource Inc.	1,600	38
Northeast Utilities	1,000	36
American Water Works Co. Inc.	992	34
* Calpine Corp.	2,171	33
CMS Energy Corp.	1,427	31
SCANA Corp.	652	29
OGE Energy Corp.	554	29
Pinnacle West Capital Corp.	617	29
NSTAR	586	27
Alliant Energy Corp.	628	27
AGL Resources Inc.	659	26
Pepco Holdings Inc.	1,277	25
National Fuel Gas Co.	468	24
* NRG Energy Inc.	1,363	23
MDU Resources Group Inc.	1,068	23
Integrys Energy Group Inc.	443	23
ITC Holdings Corp.	289	22
TECO Energy Inc.	1,215	22
NV Energy Inc.	1,334	21
Questar Corp.	1,004	19
UGI Corp.	632	18
Westar Energy Inc.	643	18
Aqua America Inc.	782	17
Atmos Energy Corp.	511	16
Great Plains Energy Inc.	769	15
Vectren Corp.	467	14
Hawaiian Electric Industries Inc.	544	14
Cleco Corp.	351	14
Piedmont Natural Gas Co. Inc.	410	13
WGL Holdings Inc.	294	12
IDACORP Inc.	287	12
Southwest Gas Corp.	268	11
New Jersey Resources Corp.	241	11
* GenOn Energy Inc.	4,484	11
Portland General Electric Co.	440	11
UIL Holdings Corp.	297	10
Atlantic Power Corp.	674	10
South Jersey Industries Inc.	177	9
Avista Corp.	345	9
El Paso Electric Co.	254	8
PNM Resources Inc.	460	8
Unisource Energy Corp.	223	8
Allete Inc.	194	8
Black Hills Corp.	239	8
NorthWestern Corp.	220	8
Northwest Natural Gas Co.	162	7
MGE Energy Inc.	146	6
CH Energy Group Inc.	83	6
Laclede Group Inc.	119	5
Empire District Electric Co.	222	4
California Water Service Group	222	4
Otter Tail Corp.	191	4
American States Water Co.	99	4
Central Vermont Public Service Corp.	71	3
Chesapeake Utilities Corp.	51	2
Ormat Technologies Inc.	100	2
SJW Corp.	80	2
Unitil Corp.	58	2
Middlesex Water Co.	83	2
Connecticut Water Service Inc.	45	1
York Water Co.	67	1

46

	Vanguard® Russell 3000 Index Fund
	Schedule of Investments
	February 29, 2012

					Market
					Value
				Shares	($000)
*	Dynegy Inc. Class A			577	1
	Artesian Resources Corp. Class A			35	1
*	Cadiz Inc.			60	1
	Consolidated Water Co. Ltd.			76	1
	Genie Energy Ltd. Class B			46	—
					3,032
	Total Common Stocks (Cost $80,155)				87,174

		Coupon
	Temporary Cash Investment (0.3%)[1]

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.3%)
2,3	Freddie Mac Discount Notes (Cost $200)	0.050%	4/24/12	200	200
	Total Investments (100.1%) (Cost $80,355)				87,374
	Other Assets and Liabilities—Net (-0.1%)				(48)
	Net Assets (100%)				87,326
	Securities with a market value of less than $500 are displayed with a dash.

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

47

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 18542 042012

Semiannual Report | February 29, 2012

Vanguard Sector Bond Index Funds

Vanguard Short-Term Government Bond Index Fund
Vanguard Intermediate-Term Government Bond Index Fund
Vanguard Long-Term Government Bond Index Fund
Vanguard Short-Term Corporate Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund
Vanguard Mortgage-Backed Securities Index Fund

> For the six months ended February 29, 2012, Vanguard’s seven Sector Bond Index Funds posted returns ranging from just above zero for the Short-Term Government Bond Index Fund to more than 10% for the Long-Term Corporate Bond Index Fund.

> The three government funds, the Mortgage-Backed Securities Index Fund, and the Short-Term Corporate Bond Index Fund closely tracked their target indexes. The intermediate- and long-term corporate funds’ returns were less aligned with their indexes because of their sampling strategy and timing differences in end-of-day pricing.

> Corporate bonds significantly outperformed government bonds of comparable maturities, an indication that investors were willing to accept more risk.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Short-Term Government Bond Index Fund.	10
Intermediate-Term Government Bond Index Fund.	24
Long-Term Government Bond Index Fund.	38
Short-Term Corporate Bond Index Fund.	51
Intermediate-Term Corporate Bond Index Fund.	83
Long-Term Corporate Bond Index Fund.	116
Mortgage-Backed Securities Index Fund.	144
About Your Fund’s Expenses.	157
Glossary.	160

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended February 29, 2012
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Short-Term Government Bond Index Fund
Signal® Shares	0.16%	0.23%	-0.22%	0.01%
Institutional Shares	0.21	0.26	-0.18	0.08
ETF Shares	0.16
Market Price				-0.03
Net Asset Value				0.05
Barclays Capital U.S. 1–3 Year Government Float
Adjusted Index				0.10
Short U.S. Government Funds Average				0.40
Short U.S. Government Funds Average: Derived from data provided by Lipper Inc.
Vanguard Intermediate-Term Government Bond Index Fund
Signal Shares	0.90%	0.91%	0.88%	1.79%
Institutional Shares	0.95	0.92	0.86	1.78
ETF Shares	0.90
Market Price				1.79
Net Asset Value				1.78
Barclays Capital U.S. 3–10 Year Government Float
Adjusted Index				1.77
Intermediate U.S. Government Funds Average				1.74
Intermediate U.S. Government Funds Average: Derived from data provided by Lipper Inc.
Vanguard Long-Term Government Bond Index Fund
Signal Shares	2.74%	1.66%	7.51%	9.17%
Institutional Shares	2.79	1.69	7.57	9.26
ETF Shares	2.74
Market Price				9.26
Net Asset Value				9.20
Barclays Capital U.S. Long Government Float
Adjusted Index				9.22
General U.S. Government Funds Average				2.51
General U.S. Government Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

Your Fund’s Total Returns

Six Months Ended February 29, 2012
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Short-Term Corporate Bond Index Fund
Signal Shares	1.72%	1.17%	1.11%	2.28%
Institutional Shares	1.77	1.19	1.08	2.27
ETF Shares	1.72
Market Price				2.25
Net Asset Value				2.28
Barclays Capital U.S. 1–5 Year Corporate Bond
Index				2.34
Short-Intermediate Investment-Grade Debt Funds
Average				1.89
Short-Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.
Vanguard Intermediate-Term Corporate Bond Index Fund
Signal Shares	3.27%	1.93%	3.17%	5.10%
Institutional Shares	3.32	1.94	3.14	5.08
ETF Shares	3.27
Market Price				4.71
Net Asset Value				5.09
Barclays Capital U.S. 5–10 Year Corporate Bond
Index				4.82
Intermediate Investment-Grade Debt Funds
Average				3.22
Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.
Vanguard Long-Term Corporate Bond Index Fund
Signal Shares	4.68%	2.52%	8.25%	10.77%
Institutional Shares	4.73	2.56	8.24	10.80
ETF Shares	4.68
Market Price				10.91
Net Asset Value				10.74
Barclays Capital U.S. 10+ Year Corporate Bond
Index				10.30
Corporate Debt Funds BBB-Rated Average				4.89
Corporate Debt Funds BBB-Rated Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

Your Fund’s Total Returns

Six Months Ended February 29, 2012
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Mortgage-Backed Securities Index Fund
Signal Shares	1.73%	0.97%	0.49%	1.46%
ETF Shares	1.73
Market Price				1.48
Net Asset Value				1.45
Barclays Capital U.S. MBS Float Adjusted Index				1.53
U.S. Mortgage Funds Average				1.76
U.S. Mortgage Funds Average: Derived from data provided by Lipper Inc.

Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Chairman’s Letter

Dear Shareholder,

Long-term bonds rallied in the six-month period ended February 29, 2012, eclipsing the results of their intermediate- and short-term counterparts. Corporate bonds outperformed government bonds of comparable maturities.

In this environment, Vanguard Long-Term Corporate Bond Index Fund performed best, returning 10.74%. (All returns cited in this letter are for ETF Shares, based on net asset value.) At the other end of the spectrum was the Short-Term Government Bond Index Fund, which returned just 0.05%.

The three government bond funds, the Mortgage-Backed Securities Index Fund, and the Short-Term Corporate Bond Index Fund met their objective of closely tracking their target indexes. The intermediate- and long-term corporate bond funds didn’t track as closely; their returns exceeded those of their benchmarks by more than one-quarter of a percentage point.

This divergence, or tracking error, is typically caused by a fund’s sampling strategy and by timing differences in end-of-day pricing. For more information on this, please see the Investment insight box on page 8.

The 30-day SEC yields for all seven of the Sector Bond Index funds declined over the period.

Bonds’ strength confounded expectations
Bonds produced solid returns, to the surprise of many long-time observers of the fixed income markets. At the start of the period, the yield of the 10-year U.S. Treasury note stood at 2.22%, suggesting that returns would be very modest by historical standards. Over the next six months, however, yields moved lower still, boosting bond prices, which move in the opposite direction. At the end of February, the yield of the 10-year T-note stood at 1.98%. As yields decline, obviously, the scope for continued declines—and price increases—diminishes. Municipal bonds performed even more strongly than the broad taxable market.

The returns for 3-month Treasury bills and other money market instruments remained near 0%, consistent with the Federal Reserve’s policy on interest rates.

Notes of optimism propelled stock prices higher
U.S. stocks produced a strong double-digit return of 13.18% over the period. That statement is true enough, but the headline figure obscures the volatility that has been perhaps the most prominent feature of the financial markets over the past six months and indeed the past few years. If the six-month period had started a month earlier, for example, the Dow Jones U.S. Total Stock Market Index would have returned just 1.97%. A start date two months earlier would have put the six-month return at –5.18%.

Market Barometer
		Total Returns
		Periods Ended February 29, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.73%	8.37%	6.36%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	5.67	12.42	5.50
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.06	1.20

Stocks
Russell 1000 Index (Large-caps)	13.31%	4.86%	1.77%
Russell 2000 Index (Small-caps)	12.40	-0.15	1.83
Dow Jones U.S. Total Stock Market Index	13.18	4.35	2.07
MSCI All Country World Index ex USA (International)	3.97	-6.10	-0.75

CPI
Consumer Price Index	0.49%	2.87%	2.27%

In the six months through February, however, stock prices benefited from signs of acceleration in the U.S. economic expansion and hope that the European Union’s latest agreement on Greek debt would help contain a threat that has menaced global markets for much of the past two years. European stocks rallied on the news about Greece, but international stocks still trailed their U.S. counterparts for the full six months.

Long-term bonds were the standouts
As I mentioned, investors favored bonds with longer-term maturities during the fiscal half-year, as reflected in the double-digit return of the Long-Term Corporate Bond Index Fund. The Long-Term Government Bond Index Fund also had an impressive result, returning 9.20%. For both funds, a rise in bond prices—reflected in their capital return—was the primary driver of total return. Of course, as bond prices rise, yields move in the opposite direction.

Expense Ratios
Your Fund Compared With Its Peer Group

	Signal	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Short-Term Government Bond Index
Fund	0.14%	0.09%	0.14%	0.82%
Intermediate-Term Government Bond
Index Fund	0.13	0.09	0.14	0.95
Long-Term Government Bond Index
Fund	0.14	0.09	0.14	1.09
Short-Term Corporate Bond Index Fund	0.14	0.09	0.14	0.87
Intermediate-Term Corporate Bond
Index Fund	0.14	0.09	0.14	0.89
Long-Term Corporate Bond Index Fund	0.14	0.09	0.14	1.01
Mortgage-Backed Securities Index
Fund	0.15	—	0.15	0.90

The fund expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the funds’ annualized expense ratios were: for the Short-Term Government Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Intermediate-Term Government Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Long-Term Government Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Short-Term Corporate Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Long-Term Corporate Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; and for the Mortgage-Backed Securities Index Fund, 0.15% for Signal Shares and 0.15% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through 2011.

Peer groups: For the Short-Term Government Bond Index Fund, Short U.S. Government Funds; for the Intermediate-Term Government Bond Index Fund, Intermediate U.S. Government Funds; for the Long-Term Government Bond Index Fund, General U.S. Government Funds; for the Short-Term Corporate Bond Index Fund, Short-Intermediate Investment-Grade Debt Funds; for the Intermediate-Term Corporate Bond Index Fund, Intermediate Investment-Grade Debt Funds; for the Long-Term Corporate Bond Index Fund, Corporate BBB-Rated Debt Funds; for the Mortgage-Backed Securities Index Fund, U.S. Mortgage Funds.

Long-term bonds have been the beneficiary of the Fed’s “Operation Twist” program of buying long-term Treasury bonds, boosting prices and driving down yields. The policy is expected to stimulate economic growth because long-term bond yields influence borrowing costs for both consumers and corporations.

Investors in search of yield probably contributed to the rally. Although long-term bond yields have fallen, they remain significantly above those of short- and intermediate-term bonds. The higher yields, however, also come with higher risk. Long-term bonds are especially sensitive to changes in interest rates; a jump in rates could lead to a sharp drop in bond prices.

Among short- and intermediate-term bonds, corporate issues produced strong returns while results for government bonds were more modest. Government bonds, which include Treasuries and agency debt, had been a popular safe haven for investors during the summer and early fall. At that time, the headlines were dominated by Europe’s debt crisis and the controversy over whether to raise the U.S. government’s debt limit. In late 2011 and early 2012, however, investor optimism displaced anxiety amid signs of a strengthening U.S. economy.

Improving sentiment worked to the benefit of corporate bonds. Their prices rose, and by the end of the period, the difference between their yields and those of comparable Treasuries had narrowed.

Yields of U.S. Treasury Securities
	August 31,	February 29,
Maturity	2011	2012
2 years	0.19%	0.30%
3 years	0.32	0.42
5 years	0.95	0.87
10 years	2.22	1.98
30 years	3.59	3.09
Source: Vanguard.

Short-term government bonds, in contrast, were stuck in neutral, producing negligible returns. The Short-Term Government Bond Index Fund’s meager income return was almost completely offset by a slight decline in prices. The Intermediate-Term Government Bond Index Fund, meanwhile, returned 1.78%.

Staying diversified remains the sound choice
The performance of longer-term bonds over the past six months was impressive. A note of caution may be in order, however. With apparently little room for interest rates to move lower, there is less opportunity for the kinds of gains we’ve seen in recent years.

We do believe bonds will continue to play an important role in a balanced plan by dampening the volatility of more risky assets such as stocks. Individually or in combination, the Vanguard Sector Bond Index Funds can help you to maintain a diversified portfolio that is consistent with your investment goals, and to do so at a low cost.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
March 15, 2012

Investment insight
Why a bond index fund may stray from its benchmark
Most bond index funds use a sampling strategy designed to match the key risk characteristics of their target indexes, because it would be very costly and impractical to own all of the index’s bonds. As a consequence of this strategy, there can occasionally be a notable difference between the index fund’s return and that of its target benchmark, a divergence known as “tracking error.”

With Vanguard Fixed Income Group’s sophisticated sampling techniques and robust risk controls, we expect Vanguard funds to have relatively low tracking error over time.

Another source of tracking error can be timing differences in end-of-day pricing.
Vanguard prices its bond holdings daily at 4 p.m., while the Barclays Capital indexes are priced at 3 p.m. If the bond market is volatile after 3 p.m., or the prices of even a few bonds change significantly, our fund may appear to underperform or outperform its target index. However, because bond prices tend to converge the next trading day, this divergence is usually temporary.

Your Fund’s Performance at a Glance
August 31, 2011, Through February 29, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Short-Term Government Bond Index
Fund
Signal Shares	$20.39	$20.31	$0.048	$0.035
Institutional Shares	25.62	25.53	0.067	0.044
ETF Shares	61.11	60.89	0.144	0.105
Vanguard Intermediate-Term Government
Bond Index Fund
Signal Shares	$21.94	$22.09	$0.198	$0.042
Institutional Shares	27.21	27.39	0.250	0.053
ETF Shares	64.91	65.35	0.586	0.124
Vanguard Long-Term Government Bond Index
Fund
Signal Shares	$22.91	$24.63	$0.377	$0.000
Institutional Shares	29.06	31.26	0.486	0.000
ETF Shares	68.07	73.21	1.118	0.000
Vanguard Short-Term Corporate Bond Index
Fund
Signal Shares	$21.26	$21.47	$0.245	$0.025
Institutional Shares	26.03	26.28	0.304	0.031
ETF Shares	78.06	78.83	0.896	0.092
Vanguard Intermediate-Term Corporate Bond
Index Fund
Signal Shares	$21.98	$22.66	$0.407	$0.017
Institutional Shares	27.17	28.00	0.509	0.021
ETF Shares	81.49	84.01	1.508	0.063
Vanguard Long-Term Corporate Bond Index
Fund
Signal Shares	$21.69	$23.48	$0.523	$0.000
Institutional Shares	26.93	29.15	0.657	0.000
ETF Shares	80.80	87.45	1.949	0.000
Vanguard Mortgage-Backed Securities Index
Fund
Signal Shares	$20.76	$20.76	$0.199	$0.101
ETF Shares	51.90	51.88	0.512	0.253

Short-Term Government Bond Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics
	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSBSX	VSBIX	VGSH
Expense Ratio[1]	0.14%	0.09%	0.14%
30-Day SEC Yield	0.16%	0.21%	0.16%

Financial Attributes
		Barclays
		1–3 Year
		Gov’t	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	117	512	7,819
Yield to Maturity
(before expenses)	0.3%	0.3%	2.1%
Average Coupon	1.3%	1.6%	3.9%
Average Duration	1.9 years	1.9 years	5.1 years
Average Effective
Maturity	1.9 years	2.0 years	7.2 years
Short-Term
Reserves	2.5%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	1.2%
1 - 3 Years	98.4
3 - 5 Years	0.4

Distribution by Credit Quality (% of portfolio)
U.S. Government	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares.

Short-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 29, 2012
		Barclays
		1–3 Year
		Gov’t
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	1.69%	1.83%
2011	1.39	1.53
2012	0.05	0.10
Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	12/28/2009	1.46%	0.67%	1.13%	1.80%
Institutional Shares	8/23/2010	1.49	0.72	0.42	1.14
ETF Shares	11/19/2009
Market Price		1.39			1.49
Net Asset Value		1.45			1.48

See Financial Highlights for dividend and capital gains information.

Short-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.6%)
U.S. Government Securities (80.8%)
United States Treasury Note/Bond	1.375%	3/15/13	3,466	3,508
United States Treasury Note/Bond	0.750%	3/31/13	2,564	2,578
United States Treasury Note/Bond	2.500%	3/31/13	2,844	2,914
United States Treasury Note/Bond	1.750%	4/15/13	1,511	1,537
United States Treasury Note/Bond	0.625%	4/30/13	2,414	2,425
United States Treasury Note/Bond	3.125%	4/30/13	1,782	1,842
United States Treasury Note/Bond	1.375%	5/15/13	3,707	3,757
United States Treasury Note/Bond	3.625%	5/15/13	1,405	1,462
United States Treasury Note/Bond	0.500%	5/31/13	4,130	4,144
United States Treasury Note/Bond	3.500%	5/31/13	1,095	1,139
United States Treasury Note/Bond	1.125%	6/15/13	2,748	2,779
United States Treasury Note/Bond	0.375%	6/30/13	4,975	4,983
United States Treasury Note/Bond	3.375%	6/30/13	2,387	2,486
United States Treasury Note/Bond	1.000%	7/15/13	6,809	6,878
United States Treasury Note/Bond	0.375%	7/31/13	3,100	3,105
United States Treasury Note/Bond	3.375%	7/31/13	2,627	2,742
United States Treasury Note/Bond	0.750%	8/15/13	3,590	3,615
United States Treasury Note/Bond	4.250%	8/15/13	3,448	3,647
United States Treasury Note/Bond	0.125%	8/31/13	1,925	1,921
United States Treasury Note/Bond	3.125%	8/31/13	2,090	2,178
United States Treasury Note/Bond	0.750%	9/15/13	1,498	1,509
United States Treasury Note/Bond	0.125%	9/30/13	2,175	2,170
United States Treasury Note/Bond	3.125%	9/30/13	2,151	2,247
United States Treasury Note/Bond	0.500%	10/15/13	981	984
United States Treasury Note/Bond	0.250%	10/31/13	3,950	3,948
United States Treasury Note/Bond	2.750%	10/31/13	2,092	2,177
United States Treasury Note/Bond	0.500%	11/15/13	6,094	6,115
United States Treasury Note/Bond	4.250%	11/15/13	2,378	2,538
United States Treasury Note/Bond	0.250%	11/30/13	800	799
United States Treasury Note/Bond	2.000%	11/30/13	957	985
United States Treasury Note/Bond	0.750%	12/15/13	2,064	2,080
United States Treasury Note/Bond	0.125%	12/31/13	2,875	2,866
United States Treasury Note/Bond	1.500%	12/31/13	1,581	1,616
United States Treasury Note/Bond	1.000%	1/15/14	1,581	1,601
United States Treasury Note/Bond	0.250%	1/31/14	5,700	5,694
United States Treasury Note/Bond	1.750%	1/31/14	1,359	1,396
United States Treasury Note/Bond	1.250%	2/15/14	2,811	2,862

Short-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	4.000%	2/15/14	2,334	2,502
United States Treasury Note/Bond	1.875%	2/28/14	3,566	3,676
United States Treasury Note/Bond	1.250%	3/15/14	693	706
United States Treasury Note/Bond	1.750%	3/31/14	1,994	2,053
United States Treasury Note/Bond	1.250%	4/15/14	1,531	1,560
United States Treasury Note/Bond	1.875%	4/30/14	2,275	2,350
United States Treasury Note/Bond	1.000%	5/15/14	2,580	2,617
United States Treasury Note/Bond	4.750%	5/15/14	2,404	2,637
United States Treasury Note/Bond	2.250%	5/31/14	3,822	3,983
United States Treasury Note/Bond	0.750%	6/15/14	2,770	2,795
United States Treasury Note/Bond	0.625%	7/15/14	6,120	6,156
United States Treasury Note/Bond	2.625%	7/31/14	300	316
United States Treasury Note/Bond	0.500%	8/15/14	6,425	6,443
United States Treasury Note/Bond	2.375%	8/31/14	250	262
United States Treasury Note/Bond	0.250%	9/15/14	5,335	5,315
United States Treasury Note/Bond	2.375%	9/30/14	200	210
United States Treasury Note/Bond	0.500%	10/15/14	4,590	4,602
United States Treasury Note/Bond	0.375%	11/15/14	6,850	6,844
United States Treasury Note/Bond	4.250%	11/15/14	1,245	1,373
United States Treasury Note/Bond	2.125%	11/30/14	2,800	2,929
United States Treasury Note/Bond	0.250%	12/15/14	7,250	7,218
United States Treasury Note/Bond	2.625%	12/31/14	1,200	1,274
United States Treasury Note/Bond	0.250%	1/15/15	2,075	2,065
United States Treasury Note/Bond	2.250%	1/31/15	1,525	1,605
United States Treasury Note/Bond	0.250%	2/15/15	10,525	10,472
				183,190
Agency Bonds and Notes (17.8%)
1 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	45	46
1 Federal Farm Credit Bank	1.375%	6/25/13	60	61
1 Federal Farm Credit Bank	1.125%	2/27/14	100	102
1 Federal Farm Credit Bank	2.625%	4/17/14	550	576
1 Federal Farm Credit Bank	1.625%	11/19/14	50	52
1 Federal Home Loan Banks	1.625%	3/20/13	25	25
1 Federal Home Loan Banks	1.000%	3/27/13	900	907
1 Federal Home Loan Banks	3.875%	6/14/13	50	52
1 Federal Home Loan Banks	1.875%	6/21/13	2,175	2,220
1 Federal Home Loan Banks	0.500%	8/28/13	1,300	1,304
1 Federal Home Loan Banks	4.000%	9/6/13	380	401
1 Federal Home Loan Banks	0.375%	11/27/13	350	350
1 Federal Home Loan Banks	0.875%	12/27/13	2,510	2,534
1 Federal Home Loan Banks	0.375%	1/29/14	400	400
1 Federal Home Loan Banks	2.500%	6/13/14	100	105
1 Federal Home Loan Banks	5.500%	8/13/14	700	787
1 Federal Home Loan Banks	4.500%	11/14/14	100	111
1 Federal Home Loan Banks	2.750%	12/12/14	675	716
2 Federal Home Loan Mortgage Corp.	0.750%	3/28/13	1,675	1,684
2 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	3,000	3,046
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	375	397
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	1,640	1,641
2 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	500	500
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	265	275
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	450	484
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	1,065	1,086
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	190	198
2 Federal Home Loan Mortgage Corp.	0.375%	4/28/14	1,000	999

Short-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	285	302
2	Federal Home Loan Mortgage Corp.	1.000%	7/30/14	325	329
2	Federal Home Loan Mortgage Corp.	1.000%	8/20/14	575	582
2	Federal Home Loan Mortgage Corp.	1.000%	8/27/14	925	937
2	Federal Home Loan Mortgage Corp.	0.500%	9/19/14	475	475
2	Federal Home Loan Mortgage Corp.	0.750%	11/25/14	500	503
2	Federal Home Loan Mortgage Corp.	0.625%	12/29/14	650	652
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/15	50	56
2	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	675	721
2	Federal Home Loan Mortgage Corp.	0.500%	4/17/15	500	498
2	Federal National Mortgage Assn.	4.375%	3/15/13	1,915	1,997
2	Federal National Mortgage Assn.	1.500%	6/26/13	585	594
2	Federal National Mortgage Assn.	3.875%	7/12/13	280	294
2	Federal National Mortgage Assn.	0.500%	8/9/13	1,125	1,128
2	Federal National Mortgage Assn.	1.250%	8/20/13	550	558
2	Federal National Mortgage Assn.	2.875%	12/11/13	880	919
2	Federal National Mortgage Assn.	0.750%	12/18/13	2,065	2,079
2	Federal National Mortgage Assn.	1.250%	2/27/14	1,355	1,379
2	Federal National Mortgage Assn.	2.750%	3/13/14	555	581
2	Federal National Mortgage Assn.	1.125%	6/27/14	475	483
2	Federal National Mortgage Assn.	0.875%	8/28/14	1,550	1,566
2	Federal National Mortgage Assn.	0.625%	10/30/14	1,375	1,380
2	Federal National Mortgage Assn.	2.625%	11/20/14	280	296
2	Federal National Mortgage Assn.	0.750%	12/19/14	500	503
2	Federal National Mortgage Assn.	0.375%	3/16/15	350	348
	Private Export Funding Corp.	3.050%	10/15/14	175	185
					40,404
Total U.S. Government and Agency Obligations (Cost $222,779)					223,594

				Shares
Temporary Cash Investment (2.5%)
Money Market Fund (2.5%)
3	Vanguard Market Liquidity Fund (Cost $5,738)	0.111%		5,737,914	5,738
Total Investments (101.1%) (Cost $228,517)					229,332
Other Assets and Liabilities (-1.1%)
Other Assets					9,574
Liabilities					(12,054)
					(2,480)
Net Assets (100%)					226,852
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value					229,332
Receivables for Investment Securities Sold					8,833
Other Assets					741
Total Assets					238,906
Liabilities
Payables for Investment Securities Purchased					10,605
Other Liabilities					1,449
Total Liabilities					12,054
Net Assets					226,852

Short-Term Government Bond Index Fund

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	225,803
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	234
Unrealized Appreciation (Depreciation)	815
Net Assets	226,852

Signal Shares—Net Assets
Applicable to 1,277,981 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	25,961
Net Asset Value Per Share—Signal Shares	$20.31

Institutional Shares—Net Assets
Applicable to 1,310,351 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	33,450
Net Asset Value Per Share—Institutional Shares	$25.53

ETF Shares—Net Assets
Applicable to 2,750,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	167,441
Net Asset Value Per Share—ETF Shares	$60.89

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Interest[1]	663
Total Income	663
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5
Management and Administrative—Signal Shares	8
Management and Administrative—Institutional Shares	14
Management and Administrative—ETF Shares	84
Marketing and Distribution—Signal Shares	2
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—ETF Shares	21
Custodian Fees	1
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	5
Total Expenses	140
Net Investment Income	523
Realized Net Gain (Loss) on Investment Securities Sold	355
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(780)
Net Increase (Decrease) in Net Assets Resulting from Operations	98
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	523	927
Realized Net Gain (Loss)	355	360
Change in Unrealized Appreciation (Depreciation)	(780)	887
Net Increase (Decrease) in Net Assets Resulting from Operations	98	2,174
Distributions
Net Investment Income
Signal Shares	(36)	(72)
Institutional Shares	(87)	(127)
ETF Shares	(391)	(737)
Realized Capital Gain[1]
Signal Shares	(22)	(5)
Institutional Shares	(57)	(4)
ETF Shares	(294)	(41)
Return of Capital
Total Distributions	(887)	(986)
Capital Share Transactions
Signal Shares	15,391	4,982
Institutional Shares	199	25,172
ETF Shares	18,327	69,867
Net Increase (Decrease) from Capital Share Transactions	33,917	100,021
Total Increase (Decrease)	33,128	101,209
Net Assets
Beginning of Period	193,724	92,515
End of Period[2]	226,852	193,724

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $178,000 and $50,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and ($9,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	Dec. 28,
	Ended	Ended	2009[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$20.39	$20.25	$19.92
Investment Operations
Net Investment Income	.050	.134	.101
Net Realized and Unrealized Gain (Loss) on Investments	(.047)	.149	.329
Total from Investment Operations	.003	.283	.430
Distributions
Dividends from Net Investment Income	(.048)	(.135)	(.100)
Distributions from Realized Capital Gains	(.035)	(.008)	—
Total Distributions	(.083)	(.143)	(.100)
Net Asset Value, End of Period	$20.31	$20.39	$20.25

Total Return	0.01%	1.40%	2.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26	$11	$6
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	0.49%	0.66%	0.84%[2]
Portfolio Turnover Rate[3]	76%	69%	69%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Aug. 23,
	Ended	Ended	2010[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$25.62	$25.45	$25.46
Investment Operations
Net Investment Income	.068	.183	.005
Net Realized and Unrealized Gain (Loss) on Investments	(.047)	.180	.003
Total from Investment Operations	.021	.363	.008
Distributions
Dividends from Net Investment Income	(.067)	(.183)	(.018)
Distributions from Realized Capital Gains	(.044)	(.010)	—
Total Distributions	(.111)	(.193)	(.018)
Net Asset Value, End of Period	$25.53	$25.62	$25.45

Total Return	0.08%	1.43%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33	$33	$8
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%[2]
Ratio of Net Investment Income to Average Net Assets	0.54%	0.71%	0.90%[2]
Portfolio Turnover Rate[3]	76%	69%	69%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Nov. 19,
	Ended	Ended	2009[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$61.11	$60.70	$60.04
Investment Operations
Net Investment Income	.147	.405	.349
Net Realized and Unrealized Gain (Loss) on Investments	(.118)	.434	.660
Total from Investment Operations	.029	.839	1.009
Distributions
Dividends from Net Investment Income	(.144)	(.405)	(.349)
Distributions from Realized Capital Gains	(.105)	(.024)	—
Total Distributions	(.249)	(.429)	(.349)
Net Asset Value, End of Period	$60.89	$61.11	$60.70

Total Return	0.05%	1.39%	1.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$167	$150	$79
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	0.49%	0.66%	0.84%[2]
Portfolio Turnover Rate[3]	76%	69%	69%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $34,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Short-Term Government Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 29, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	223,594	—
Temporary Cash Investments	5,738	—	—
Total	5,738	223,594	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 29, 2012, the fund realized $29,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At February 29, 2012, the cost of investment securities for tax purposes was $228,517,000. Net unrealized appreciation of investment securities for tax purposes was $815,000, consisting of unrealized gains of $872,000 on securities that had risen in value since their purchase and $57,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2012, the fund purchased $116,394,000 of investment securities and sold $82,549,000 of investment securities, other than temporary cash investments.

Short-Term Government Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	20,482	1,007	11,614	574
Issued in Lieu of Cash Distributions	57	3	77	4
Redeemed	(5,148)	(253)	(6,709)	(333)
Net Increase (Decrease)—Signal Shares	15,391	757	4,982	245
Institutional Shares
Issued	54	2	25,041	983
Issued in Lieu of Cash Distributions	145	6	131	5
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Shares	199	8	25,172	988
ETF Shares
Issued	21,377	350	78,970	1,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,050)	(50)	(9,103)	(150)
Net Increase (Decrease)—ETF Shares	18,327	300	69,867	1,150

F. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Intermediate-Term Government Bond Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics
	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSIGX	VIIGX	VGIT
Expense Ratio[1]	0.13%	0.09%	0.14%
30-Day SEC Yield	0.90%	0.95%	0.90%

Financial Attributes
		Barclays
		3–10 Year
		Gov’t	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	150	365	7,819
Yield to Maturity
(before expenses)	1.1%	1.1%	2.1%
Average Coupon	2.9%	2.7%	3.9%
Average Duration	5.3 years	5.3 years	5.1 years
Average Effective
Maturity	5.8 years	5.8 years	7.2 years
Short-Term
Reserves	1.5%	—	—
Sector Diversification (% of portfolio)
Treasury/Agency			100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.7%
1 - 3 Years	0.2
3 - 5 Years	43.6
5 - 10 Years	55.5

Distribution by Credit Quality (% of portfolio)
U.S. Government	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares.

Intermediate-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 29, 2012
		Barclays
		3–10 Year
		Gov’t
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	7.65%	7.76%
2011	5.30	5.53
2012	1.78	1.77
Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	8/4/2010	9.66%	2.16%	4.26%	6.42%
Institutional Shares	3/19/2010	9.79	2.29	6.04	8.33
ETF Shares	11/19/2009
Market Price		9.71			6.99
Net Asset Value		9.72			6.94

See Financial Highlights for dividend and capital gains information.

Intermediate-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.7%)
U.S. Government Securities (90.7%)
United States Treasury Note/Bond	2.375%	2/28/15	484	512
United States Treasury Note/Bond	2.500%	3/31/15	2,910	3,090
United States Treasury Note/Bond	2.500%	4/30/15	2,627	2,793
United States Treasury Note/Bond	4.125%	5/15/15	2,055	2,292
United States Treasury Note/Bond	2.125%	5/31/15	3,401	3,579
United States Treasury Note/Bond	1.875%	6/30/15	2,790	2,915
United States Treasury Note/Bond	1.750%	7/31/15	1,830	1,905
United States Treasury Note/Bond	4.250%	8/15/15	883	995
United States Treasury Note/Bond	10.625%	8/15/15	613	826
United States Treasury Note/Bond	1.250%	8/31/15	4,381	4,489
United States Treasury Note/Bond	1.250%	9/30/15	1,724	1,766
United States Treasury Note/Bond	1.250%	10/31/15	1,767	1,809
United States Treasury Note/Bond	4.500%	11/15/15	1,113	1,273
United States Treasury Note/Bond	9.875%	11/15/15	158	212
United States Treasury Note/Bond	1.375%	11/30/15	2,234	2,298
United States Treasury Note/Bond	2.125%	12/31/15	1,829	1,934
United States Treasury Note/Bond	2.000%	1/31/16	2,938	3,093
United States Treasury Note/Bond	4.500%	2/15/16	1,085	1,248
United States Treasury Note/Bond	9.250%	2/15/16	266	356
United States Treasury Note/Bond	2.125%	2/29/16	800	847
United States Treasury Note/Bond	2.625%	2/29/16	736	794
United States Treasury Note/Bond	2.250%	3/31/16	1,913	2,036
United States Treasury Note/Bond	2.375%	3/31/16	1,182	1,264
United States Treasury Note/Bond	2.000%	4/30/16	1,870	1,970
United States Treasury Note/Bond	2.625%	4/30/16	2,337	2,521
United States Treasury Note/Bond	5.125%	5/15/16	746	883
United States Treasury Note/Bond	7.250%	5/15/16	123	156
United States Treasury Note/Bond	1.750%	5/31/16	2,686	2,803
United States Treasury Note/Bond	3.250%	5/31/16	387	428
United States Treasury Note/Bond	1.500%	6/30/16	4,150	4,285
United States Treasury Note/Bond	3.250%	6/30/16	1,660	1,837
United States Treasury Note/Bond	1.500%	7/31/16	4,115	4,248
United States Treasury Note/Bond	3.250%	7/31/16	1,177	1,305
United States Treasury Note/Bond	4.875%	8/15/16	172	203
United States Treasury Note/Bond	1.000%	8/31/16	3,415	3,450
United States Treasury Note/Bond	3.000%	8/31/16	917	1,007
United States Treasury Note/Bond	1.000%	9/30/16	1,585	1,600
United States Treasury Note/Bond	3.000%	9/30/16	4,415	4,855

Intermediate-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.000%	10/31/16	675	681
United States Treasury Note/Bond	3.125%	10/31/16	707	782
United States Treasury Note/Bond	4.625%	11/15/16	1,255	1,475
United States Treasury Note/Bond	7.500%	11/15/16	1,315	1,721
United States Treasury Note/Bond	0.875%	11/30/16	3,500	3,509
United States Treasury Note/Bond	2.750%	11/30/16	1,615	1,760
United States Treasury Note/Bond	0.875%	12/31/16	1,350	1,352
United States Treasury Note/Bond	3.250%	12/31/16	223	248
United States Treasury Note/Bond	0.875%	1/31/17	582	583
United States Treasury Note/Bond	3.125%	1/31/17	4,130	4,580
United States Treasury Note/Bond	4.625%	2/15/17	1,605	1,897
United States Treasury Note/Bond	0.875%	2/28/17	1,600	1,600
United States Treasury Note/Bond	3.000%	2/28/17	927	1,023
United States Treasury Note/Bond	3.250%	3/31/17	3,259	3,639
United States Treasury Note/Bond	3.125%	4/30/17	863	959
United States Treasury Note/Bond	4.500%	5/15/17	4,204	4,967
United States Treasury Note/Bond	8.750%	5/15/17	177	248
United States Treasury Note/Bond	2.750%	5/31/17	1,274	1,392
United States Treasury Note/Bond	2.500%	6/30/17	1,646	1,778
United States Treasury Note/Bond	2.375%	7/31/17	1,523	1,635
United States Treasury Note/Bond	4.750%	8/15/17	724	869
United States Treasury Note/Bond	8.875%	8/15/17	1,320	1,878
United States Treasury Note/Bond	1.875%	8/31/17	911	953
United States Treasury Note/Bond	1.875%	9/30/17	2,008	2,099
United States Treasury Note/Bond	1.875%	10/31/17	1,940	2,028
United States Treasury Note/Bond	4.250%	11/15/17	2,098	2,470
United States Treasury Note/Bond	2.250%	11/30/17	5,155	5,497
United States Treasury Note/Bond	2.750%	12/31/17	1,111	1,216
United States Treasury Note/Bond	2.625%	1/31/18	909	988
United States Treasury Note/Bond	3.500%	2/15/18	3,671	4,176
United States Treasury Note/Bond	2.750%	2/28/18	2,006	2,197
United States Treasury Note/Bond	2.875%	3/31/18	1,162	1,281
United States Treasury Note/Bond	2.625%	4/30/18	1,567	1,704
United States Treasury Note/Bond	3.875%	5/15/18	906	1,054
United States Treasury Note/Bond	9.125%	5/15/18	171	253
United States Treasury Note/Bond	2.375%	5/31/18	1,682	1,802
United States Treasury Note/Bond	2.375%	6/30/18	2,185	2,338
United States Treasury Note/Bond	2.250%	7/31/18	3,500	3,717
United States Treasury Note/Bond	4.000%	8/15/18	3,315	3,890
United States Treasury Note/Bond	1.500%	8/31/18	1,450	1,470
United States Treasury Note/Bond	1.375%	9/30/18	1,385	1,391
United States Treasury Note/Bond	1.750%	10/31/18	1,140	1,172
United States Treasury Note/Bond	3.750%	11/15/18	1,672	1,937
United States Treasury Note/Bond	9.000%	11/15/18	133	200
United States Treasury Note/Bond	1.375%	11/30/18	1,035	1,038
United States Treasury Note/Bond	1.375%	12/31/18	785	786
United States Treasury Note/Bond	1.250%	1/31/19	300	297
United States Treasury Note/Bond	2.750%	2/15/19	3,702	4,042
United States Treasury Note/Bond	8.875%	2/15/19	344	518
United States Treasury Note/Bond	3.125%	5/15/19	2,998	3,347
United States Treasury Note/Bond	3.625%	8/15/19	2,633	3,035
United States Treasury Note/Bond	8.125%	8/15/19	1,184	1,750
United States Treasury Note/Bond	3.375%	11/15/19	3,715	4,216
United States Treasury Note/Bond	3.625%	2/15/20	4,935	5,694
United States Treasury Note/Bond	8.500%	2/15/20	395	603
United States Treasury Note/Bond	3.500%	5/15/20	4,204	4,813

Intermediate-Term Government Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	8.750%	5/15/20	621	966
United States Treasury Note/Bond	2.625%	8/15/20	3,149	3,380
United States Treasury Note/Bond	8.750%	8/15/20	1,110	1,738
United States Treasury Note/Bond	2.625%	11/15/20	5,147	5,514
United States Treasury Note/Bond	3.625%	2/15/21	4,625	5,337
United States Treasury Note/Bond	7.875%	2/15/21	721	1,092
United States Treasury Note/Bond	3.125%	5/15/21	3,867	4,291
United States Treasury Note/Bond	2.125%	8/15/21	4,275	4,359
United States Treasury Note/Bond	8.125%	8/15/21	300	466
United States Treasury Note/Bond	2.000%	11/15/21	6,755	6,788
United States Treasury Note/Bond	8.000%	11/15/21	1,200	1,861
United States Treasury Note/Bond	2.000%	2/15/22	1,500	1,503
				223,720
Agency Bonds and Notes (8.0%)
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	50	52
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	50	52
1 Federal Farm Credit Bank	1.500%	11/16/15	50	51
1 Federal Farm Credit Bank	4.875%	1/17/17	500	591
1 Federal Home Loan Banks	3.125%	3/11/16	425	463
1 Federal Home Loan Banks	5.375%	5/18/16	845	1,004
1 Federal Home Loan Banks	4.750%	12/16/16	600	706
1 Federal Home Loan Banks	4.125%	3/13/20	660	767
1 Federal Home Loan Banks	5.625%	6/11/21	400	515
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	950	947
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,455	1,509
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	610	650
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	250	299
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	525	549
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	100	119
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	600	596
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	238
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	225	272
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	725	826
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	450	449
2 Federal National Mortgage Assn.	0.375%	3/16/15	750	746
2 Federal National Mortgage Assn.	5.000%	4/15/15	920	1,046
2 Federal National Mortgage Assn.	2.375%	7/28/15	1,495	1,582
2 Federal National Mortgage Assn.	4.375%	10/15/15	175	198
2 Federal National Mortgage Assn.	1.625%	10/26/15	75	77
2 Federal National Mortgage Assn.	5.000%	3/15/16	25	29
2 Federal National Mortgage Assn.	2.375%	4/11/16	100	106
2 Federal National Mortgage Assn.	1.250%	9/28/16	50	51
2 Federal National Mortgage Assn.	1.375%	11/15/16	475	482
2 Federal National Mortgage Assn.	1.250%	1/30/17	400	403
2 Federal National Mortgage Assn.	5.000%	2/13/17	380	451
2 Federal National Mortgage Assn.	1.125%	4/27/17	600	599
2 Federal National Mortgage Assn.	5.000%	5/11/17	465	554
2 Federal National Mortgage Assn.	5.375%	6/12/17	865	1,049
2 Federal National Mortgage Assn.	0.000%	10/9/19	450	351
1 Financing Corp. FICO	10.700%	10/6/17	122	180
1 Financing Corp. FICO	9.800%	4/6/18	200	292
1 Financing Corp. FICO	10.350%	8/3/18	250	378
1 Financing Corp. FICO	9.700%	4/5/19	50	75
Private Export Funding Corp.	1.375%	2/15/17	250	251
Private Export Funding Corp.	2.250%	12/15/17	25	26

Intermediate-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Tennessee Valley Authority	5.500%	7/18/17	125	152
1	Tennessee Valley Authority	3.875%	2/15/21	75	85
					19,818
Total U.S. Government and Agency Obligations (Cost $233,604)					243,538

				Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
3	Vanguard Market Liquidity Fund (Cost $3,553)	0.111%		3,552,759	3,553
Total Investments (100.2%) (Cost $237,157)					247,091
Other Assets and Liabilities (-0.2%)
Other Assets					7,682
Liabilities					(8,103)
					(421)
Net Assets (100%)					246,670

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	235,975
Overdistributed Net Investment Income	(8)
Accumulated Net Realized Gains	769
Unrealized Appreciation (Depreciation)	9,934
Net Assets	246,670

Signal Shares—Net Assets
Applicable to 588,386 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,995
Net Asset Value Per Share—Signal Shares	$22.09

Institutional Shares—Net Assets
Applicable to 5,071,034 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	138,913
Net Asset Value Per Share—Institutional Shares	$27.39

ETF Shares—Net Assets
Applicable to 1,450,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	94,762
Net Asset Value Per Share—ETF Shares	$65.35

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Interest[1]	2,022
Total Income	2,022
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5
Management and Administrative—Signal Shares	7
Management and Administrative—Institutional Shares	34
Management and Administrative—ETF Shares	41
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	16
Marketing and Distribution—ETF Shares	9
Custodian Fees	1
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	115
Net Investment Income	1,907
Realized Net Gain (Loss) on Investment Securities Sold	927
Change in Unrealized Appreciation (Depreciation) of Investment Securities	442
Net Increase (Decrease) in Net Assets Resulting from Operations	3,276
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,907	2,799
Realized Net Gain (Loss)	927	994
Change in Unrealized Appreciation (Depreciation)	442	5,068
Net Increase (Decrease) in Net Assets Resulting from Operations	3,276	8,861
Distributions
Net Investment Income
Signal Shares	(100)	(73)
Institutional Shares	(1,089)	(1,914)
ETF Shares	(720)	(819)
Realized Capital Gain[1]
Signal Shares	(22)	(22)
Institutional Shares	(215)	(814)
ETF Shares	(155)	(308)
Total Distributions	(2,301)	(3,950)
Capital Share Transactions
Signal Shares	4,581	4,662
Institutional Shares	20,630	41,161
ETF Shares	39,272	15,628
Net Increase (Decrease) from Capital Share Transactions	64,483	61,451
Total Increase (Decrease)	65,458	66,362
Net Assets
Beginning of Period	181,212	114,850
End of Period[2]	246,670	181,212

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $178,000 and $1,144,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($8,000) and ($6,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	Aug. 4,
	Ended	Ended	2010[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$21.94	$21.49	$21.11
Investment Operations
Net Investment Income	.197	.441	.033
Net Realized and Unrealized Gain (Loss) on Investments	.193	.658	.385
Total from Investment Operations	.390	1.099	.418
Distributions
Dividends from Net Investment Income	(.198)	(.441)	(.038)
Distributions from Realized Capital Gains	(.042)	(.208)	—
Total Distributions	(.240)	(.649)	(.038)
Net Asset Value, End of Period	$22.09	$21.94	$21.49

Total Return	1.79%	5.31%	1.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13	$8	$3
Ratio of Total Expenses to Average Net Assets	0.14%	0.13%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.82%	2.10%	2.29%[2]
Portfolio Turnover Rate[3]	42%	41%	106%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	March 19,
	Ended	Ended	2010[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$27.21	$26.65	$25.01
Investment Operations
Net Investment Income	.250	.557	.239
Net Realized and Unrealized Gain (Loss) on Investments	.233	.819	1.674
Total from Investment Operations	.483	1.376	1.913
Distributions
Dividends from Net Investment Income	(.250)	(.558)	(.273)
Distributions from Realized Capital Gains	(.053)	(.258)	—
Total Distributions	(.303)	(.816)	(.273)
Net Asset Value, End of Period	$27.39	$27.21	$26.65

Total Return	1.78%	5.36%	7.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$139	$118	$73
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%[2]
Ratio of Net Investment Income to Average Net Assets	1.87%	2.14%	2.35%[2]
Portfolio Turnover Rate[3]	42%	41%	106%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Nov. 19,
	Ended	Ended	2009[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$64.91	$63.58	$60.00
Investment Operations
Net Investment Income	.585	1.301	.961
Net Realized and Unrealized Gain (Loss) on Investments	.565	1.949	3.579
Total from Investment Operations	1.150	3.250	4.540
Distributions
Dividends from Net Investment Income	(.586)	(1.304)	(.960)
Distributions from Realized Capital Gains	(.124)	(.616)	—
Total Distributions	(.710)	(1.920)	(.960)
Net Asset Value, End of Period	$65.35	$64.91	$63.58

Total Return	1.78%	5.30%	7.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$95	$55	$38
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.82%	2.09%	2.29%[2]
Portfolio Turnover Rate[3]	42%	41%	106%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $33,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Intermediate-Term Government Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 29, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	243,538	—
Temporary Cash Investments	3,553	—	—
Total	3,553	243,538	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 29, 2012, the cost of investment securities for tax purposes was $237,157,000. Net unrealized appreciation of investment securities for tax purposes was $9,934,000, consisting of unrealized gains of $10,006,000 on securities that had risen in value since their purchase and $72,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2012, the fund purchased $108,548,000 of investment securities and sold $43,291,000 of investment securities, other than temporary cash investments.

Intermediate-Term Government Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	6,736	306	6,111	289
Issued in Lieu of Cash Distributions	121	5	96	5
Redeemed	(2,276)	(103)	(1,545)	(71)
Net Increase (Decrease)—Signal Shares	4,581	208	4,662	223
Institutional Shares
Issued	28,121	1,020	41,367	1,583
Issued in Lieu of Cash Distributions	914	33	1,676	65
Redeemed	(8,405)	(308)	(1,882)	(73)
Net Increase (Decrease)—Institutional Shares	20,630	745	41,161	1,575
ETF Shares
Issued	39,272	600	28,247	450
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(12,619)	(200)
Net Increase (Decrease)—ETF Shares	39,272	600	15,628	250

G. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Long-Term Government Bond Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VLGSX	VLGIX	VGLT
Expense Ratio[1]	0.14%	0.09%	0.14%
30-Day SEC Yield	2.74%	2.79%	2.74%

Financial Attributes
		Barclays
		Long Gov	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	59	94	7,819
Yield to Maturity
(before expenses)	2.9%	2.9%	2.1%
Average Coupon	4.8%	4.7%	3.9%
Average Duration	15.9 years	15.9 years	5.1 years
Average Effective
Maturity	23.9 years	24.0 years	7.2 years
Short-Term
Reserves	1.5%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.7%
5 - 10 Years	0.1
10 - 20 Years	30.6
20 - 30 Years	68.1
Over 30 Years	0.5

Distribution by Credit Quality (% of portfolio)
U.S. Government	99.3%
Aaa	0.2
Aa	0.5

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares.

Long-Term Government Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 29, 2012
		Barclays
		Long Gov
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	16.21%	16.12%
2011	4.63	5.11
2012	9.20	9.22
Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	3/1/2010	28.88%	4.16%	14.77%	18.93%
Institutional Shares	7/30/2010	28.94	4.13	12.79	16.92
ETF Shares	11/19/2009
Market Price		29.48			15.52
Net Asset Value		28.85			15.50

See Financial Highlights for dividend and capital gains information.

Long-Term Government Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.6%)
U.S. Government Securities (93.0%)
United States Treasury Note/Bond	2.000%	11/15/21	125	126
United States Treasury Note/Bond	7.250%	8/15/22	556	835
United States Treasury Note/Bond	7.625%	11/15/22	530	818
United States Treasury Note/Bond	7.125%	2/15/23	1,804	2,706
United States Treasury Note/Bond	6.250%	8/15/23	4,111	5,833
United States Treasury Note/Bond	7.500%	11/15/24	970	1,530
United States Treasury Note/Bond	7.625%	2/15/25	730	1,165
United States Treasury Note/Bond	6.875%	8/15/25	1,308	1,987
United States Treasury Note/Bond	6.000%	2/15/26	861	1,222
United States Treasury Note/Bond	6.750%	8/15/26	600	912
United States Treasury Note/Bond	6.500%	11/15/26	1,634	2,437
United States Treasury Note/Bond	6.625%	2/15/27	398	602
United States Treasury Note/Bond	6.375%	8/15/27	403	599
United States Treasury Note/Bond	6.125%	11/15/27	3,250	4,738
United States Treasury Note/Bond	5.500%	8/15/28	2,923	4,042
United States Treasury Note/Bond	5.250%	11/15/28	784	1,058
United States Treasury Note/Bond	5.250%	2/15/29	1,330	1,799
United States Treasury Note/Bond	6.125%	8/15/29	2,419	3,587
United States Treasury Note/Bond	6.250%	5/15/30	1,612	2,438
United States Treasury Note/Bond	5.375%	2/15/31	2,150	2,993
United States Treasury Note/Bond	4.500%	2/15/36	1,040	1,320
United States Treasury Note/Bond	4.750%	2/15/37	3,450	4,545
United States Treasury Note/Bond	5.000%	5/15/37	4,436	6,050
United States Treasury Note/Bond	4.375%	2/15/38	3,954	4,950
United States Treasury Note/Bond	4.500%	5/15/38	2,401	3,064
United States Treasury Note/Bond	3.500%	2/15/39	3,290	3,573
United States Treasury Note/Bond	4.250%	5/15/39	4,047	4,978
United States Treasury Note/Bond	4.500%	8/15/39	3,295	4,211
United States Treasury Note/Bond	4.375%	11/15/39	3,992	5,008
United States Treasury Note/Bond	4.625%	2/15/40	6,472	8,439
United States Treasury Note/Bond	4.375%	5/15/40	5,713	7,173
United States Treasury Note/Bond	3.875%	8/15/40	4,828	5,585
United States Treasury Note/Bond	4.250%	11/15/40	5,992	7,377
United States Treasury Note/Bond	4.750%	2/15/41	6,678	8,890
United States Treasury Note/Bond	4.375%	5/15/41	5,904	7,422
United States Treasury Note/Bond	3.750%	8/15/41	7,860	8,900

Long-Term Government Bond Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	3.125%	11/15/41	7,835	7,884
	United States Treasury Note/Bond	3.125%	2/15/42	3,875	3,896
					144,692
Agency Bonds and Notes (5.6%)
1	Federal Home Loan Banks	5.500%	7/15/36	525	675
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	495	725
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	500	741
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	410	587
2	Federal National Mortgage Assn.	6.250%	5/15/29	100	139
2	Federal National Mortgage Assn.	7.125%	1/15/30	830	1,261
2	Federal National Mortgage Assn.	7.250%	5/15/30	765	1,179
2	Federal National Mortgage Assn.	6.625%	11/15/30	230	337
2	Federal National Mortgage Assn.	5.625%	7/15/37	200	271
	Israel Government AID Bond	5.500%	4/26/24	525	663
	Private Export Funding Corp.	2.800%	5/15/22	75	77
1	Tennessee Valley Authority	6.750%	11/1/25	180	255
1	Tennessee Valley Authority	7.125%	5/1/30	150	224
1	Tennessee Valley Authority	4.650%	6/15/35	225	256
1	Tennessee Valley Authority	5.880%	4/1/36	50	67
1	Tennessee Valley Authority	5.500%	6/15/38	150	191
1	Tennessee Valley Authority	5.250%	9/15/39	207	258
1	Tennessee Valley Authority	4.875%	1/15/48	120	141
1	Tennessee Valley Authority	5.375%	4/1/56	340	441
1	Tennessee Valley Authority	4.625%	9/15/60	150	171
					8,659
Total U.S. Government and Agency Obligations (Cost $139,565)					153,351

				Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
3	Vanguard Market Liquidity Fund (Cost $2,289)	0.111%		2,289,000	2,289
Total Investments (100.1%) (Cost $141,854)					155,640
Other Assets and Liabilities (-0.1%)
Other Assets					17,039
Liabilities					(17,205)
					(166)
Net Assets (100%)					155,474

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value					155,640
Receivables for Capital Shares Issued					15,701
Other Assets					1,338
Total Assets					172,679
Liabilities
Payables for Investment Securities Purchased					16,984
Other Liabilities					221
Total Liabilities					17,205
Net Assets					155,474

Long-Term Government Bond Index Fund

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	142,275
Overdistributed Net Investment Income	(12)
Accumulated Net Realized Losses	(575)
Unrealized Appreciation (Depreciation)	13,786
Net Assets	155,474

Signal Shares—Net Assets
Applicable to 105,491 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,599
Net Asset Value Per Share—Signal Shares	$24.63

Institutional Shares—Net Assets
Applicable to 2,782,624 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	86,985
Net Asset Value Per Share—Institutional Shares	$31.26

ETF Shares—Net Assets
Applicable to 900,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	65,890
Net Asset Value Per Share—ETF Shares	$73.21

See Note A in Notes to Financial Statements.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Interest[1]	1,888
Total Income	1,888
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2
Management and Administrative—Signal Shares	2
Management and Administrative—Institutional Shares	24
Management and Administrative—ETF Shares	32
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	2
Marketing and Distribution—ETF Shares	2
Custodian Fees	1
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	1
Total Expenses	66
Net Investment Income	1,822
Realized Net Gain (Loss) on Investment Securities Sold	1,494
Change in Unrealized Appreciation (Depreciation) of Investment Securities	5,656
Net Increase (Decrease) in Net Assets Resulting from Operations	8,972
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,822	3,152
Realized Net Gain (Loss)	1,494	(3,894)
Change in Unrealized Appreciation (Depreciation)	5,656	2,760
Net Increase (Decrease) in Net Assets Resulting from Operations	8,972	2,018
Distributions
Net Investment Income
Signal Shares	(29)	(41)
Institutional Shares	(969)	(1,316)
ETF Shares	(835)	(1,798)
Realized Capital Gain[1]
Signal Shares	—	(1)
Institutional Shares	—	(22)
ETF Shares	—	(76)
Total Distributions	(1,833)	(3,254)
Capital Share Transactions
Signal Shares	1,293	22
Institutional Shares	21,755	46,507
ETF Shares	29,257	(37,116)
Net Increase (Decrease) from Capital Share Transactions	52,305	9,413
Total Increase (Decrease)	59,444	8,177
Net Assets
Beginning of Period	96,030	87,853
End of Period[2]	155,474	96,030

1 Includes fiscal 2011 short-term gain distributions totaling $99,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($12,000) and ($1,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	March 1,
	Ended	Ended	2010[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$22.91	$22.75	$19.66
Investment Operations
Net Investment Income	.375	.780	.364
Net Realized and Unrealized Gain (Loss) on Investments	1.722	.182	3.084
Total from Investment Operations	2.097	.962	3.448
Distributions
Dividends from Net Investment Income	(.377)	(.781)	(.358)
Distributions from Realized Capital Gains	—	(.021)	—
Total Distributions	(.377)	(.802)	(.358)
Net Asset Value, End of Period	$24.63	$22.91	$22.75

Total Return	9.17%	4.66%	17.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3	$1	$1
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	3.11%	3.68%	3.75%[2]
Portfolio Turnover Rate[3]	41%	40%	70%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	July 30,
	Ended	Ended	2010[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$29.06	$28.87	$27.07
Investment Operations
Net Investment Income	.483	1.003	.070
Net Realized and Unrealized Gain (Loss) on Investments	2.203	.218	1.799
Total from Investment Operations	2.686	1.221	1.869
Distributions
Dividends from Net Investment Income	(.486)	(1.004)	(.069)
Distributions from Realized Capital Gains	—	(.027)	—
Total Distributions	(.486)	(1.031)	(.069)
Net Asset Value, End of Period	$31.26	$29.06	$28.87

Total Return	9.26%	4.67%	6.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$87	$61	$9
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%[2]
Ratio of Net Investment Income to Average Net Assets	3.16%	3.73%	3.81%[2]
Portfolio Turnover Rate[3]	41%	40%	70%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Nov. 19,
	Ended	Ended	2009[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$68.07	$67.61	$59.84
Investment Operations
Net Investment Income	1.113	2.321	1.691
Net Realized and Unrealized Gain (Loss) on Investments	5.145	.526	7.768
Total from Investment Operations	6.258	2.847	9.459
Distributions
Dividends from Net Investment Income	(1.118)	(2.324)	(1.689)
Distributions from Realized Capital Gains	—	(.063)	—
Total Distributions	(1.118)	(2.387)	(1.689)
Net Asset Value, End of Period	$73.21	$68.07	$67.61

Total Return	9.20%	4.63%	16.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$66	$34	$78
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	3.11%	3.68%	3.75%[2]
Portfolio Turnover Rate[3]	41%	40%	70%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Government Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Government Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $22,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Long-Term Government Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 29, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	153,351	—
Temporary Cash Investments	2,289	—	—
Total	2,289	153,351	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2011, the fund had available capital loss carryforwards totaling $3,000 to offset future net capital gains through August 31, 2019. In addition, the fund realized losses of $2,065,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 29, 2012, the cost of investment securities for tax purposes was $141,854,000. Net unrealized appreciation of investment securities for tax purposes was $13,786,000, consisting of unrealized gains of $13,920,000 on securities that had risen in value since their purchase and $134,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2012, the fund purchased $76,192,000 of investment securities and sold $24,208,000 of investment securities, other than temporary cash investments.

Long-Term Government Bond Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	1,606	65	159	8
Issued in Lieu of Cash Distributions	29	1	42	2
Redeemed	(342)	(14)	(179)	(9)
Net Increase (Decrease)—Signal Shares	1,293	52	22	1
Institutional Shares
Issued	31,067	984	46,497	1,778
Issued in Lieu of Cash Distributions	969	31	1,338	51
Redeemed	(10,281)	(323)	(1,328)	(47)
Net Increase (Decrease)—Institutional Shares	21,755	692	46,507	1,782
ETF Shares
Issued	29,257	400	27,524	450
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(64,640)	(1,100)
Net Increase (Decrease)—ETF Shares	29,257	400	(37,116)	(650)

At February 29, 2012, one shareholder was the record or beneficial owner of 36% of the fund’s net assets. If the shareholder were to redeem its total investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or result in the realization of taxable capital gains.

G. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Short-Term Corporate Bond Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics
	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VSCSX	VSTBX	VCSH
Expense Ratio[1]	0.14%	0.09%	0.14%
30-Day SEC Yield	1.72%	1.77%	1.72%

Financial Attributes
		Barclays
		1–5 Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,041	1,487	7,819
Yield to Maturity
(before expenses)	1.9%	1.9%	2.1%
Average Coupon	4.3%	4.4%	3.9%
Average Duration	2.8 years	2.8 years	5.1 years
Average Effective
Maturity	3.0 years	3.0 years	7.2 years
Short-Term
Reserves	0.5%	—	—

Sector Diversification (% of portfolio)
Finance	43.3%
Industrial	49.6
Treasury/Agency	0.2
Utilities	6.9

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	1.8%
1 - 3 Years	49.9
3 - 5 Years	48.2
5 - 10 Years	0.1

Distribution by Credit Quality (% of portfolio)
U.S. Government	0.2%
Aaa	0.7
Aa	16.9
A	51.5
Baa	30.7

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares.

Short-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 29, 2012
		Barclays
		1–5 Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	5.34%	5.61%
2011	2.94	3.45
2012	2.28	2.34
Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	11/18/2010	2.91%	2.45%	-0.32%	2.13%
Fee-Adjusted
Returns		2.65			1.90
Institutional Shares	11/19/2009	2.99	2.41	1.60	4.01
Fee-Adjusted
Returns		2.73			3.89
ETF Shares	11/19/2009
Market Price		3.14			4.20
Net Asset Value		2.94			3.96

Fee-adjusted returns reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares.
See Financial Highlights for dividend and capital gains information.

Short-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.5%)
U.S. Government Securities (0.5%)
United States Treasury Note/Bond	1.375%	2/15/13	3,530	3,569
United States Treasury Note/Bond	2.750%	2/28/13	1,005	1,030
United States Treasury Note/Bond	1.375%	3/15/13	180	182
United States Treasury Note/Bond	4.500%	2/15/16	30	35
United States Treasury Note/Bond	2.625%	2/29/16	90	97
United States Treasury Note/Bond	3.125%	1/31/17	15	17
United States Treasury Note/Bond	0.875%	2/28/17	9,850	9,852
Total U.S. Government and Agency Obligations (Cost $14,779)				14,782
Corporate Bonds (98.6%)
Finance (42.6%)
Banking (31.4%)
Abbey National Treasury Services plc	2.875%	4/25/14	2,575	2,560
Abbey National Treasury Services plc	4.000%	4/27/16	2,425	2,388
American Express Co.	7.250%	5/20/14	721	812
American Express Co.	5.500%	9/12/16	1,400	1,564
1 American Express Co.	6.800%	9/1/66	2,000	2,040
American Express Credit Corp.	5.875%	5/2/13	11,150	11,767
American Express Credit Corp.	7.300%	8/20/13	7,835	8,511
American Express Credit Corp.	5.125%	8/25/14	2,750	3,008
American Express Credit Corp.	2.750%	9/15/15	6,150	6,398
American Express Credit Corp.	2.800%	9/19/16	5,325	5,520
BanColombia SA	4.250%	1/12/16	500	502
BanColombia SA	5.950%	6/3/21	100	104
Bank of America Corp.	4.900%	5/1/13	12,475	12,831
Bank of America Corp.	7.375%	5/15/14	5,290	5,744
Bank of America Corp.	4.500%	4/1/15	6,950	7,094
Bank of America Corp.	4.750%	8/1/15	300	307
Bank of America Corp.	7.750%	8/15/15	1,000	1,081
Bank of America Corp.	3.700%	9/1/15	4,550	4,540
Bank of America Corp.	5.250%	12/1/15	4,000	4,058
Bank of America Corp.	3.625%	3/17/16	7,125	7,052
Bank of America Corp.	3.750%	7/12/16	5,000	4,960
Bank of America Corp.	6.500%	8/1/16	4,785	5,201
Bank of America Corp.	7.800%	9/15/16	1,250	1,358
Bank of America Corp.	5.625%	10/14/16	4,575	4,773
Bank of Montreal	2.125%	6/28/13	1,625	1,658

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of Montreal	1.750%	4/29/14	5,725	5,840
Bank of Montreal	2.500%	1/11/17	1,500	1,532
Bank of New York Mellon Corp.	4.500%	4/1/13	2,175	2,265
Bank of New York Mellon Corp.	5.125%	8/27/13	2,317	2,464
Bank of New York Mellon Corp.	4.300%	5/15/14	2,913	3,120
Bank of New York Mellon Corp.	1.200%	2/20/15	1,150	1,154
Bank of New York Mellon Corp.	4.950%	3/15/15	1,000	1,102
Bank of New York Mellon Corp.	2.950%	6/18/15	2,050	2,157
Bank of New York Mellon Corp.	2.500%	1/15/16	1,325	1,362
Bank of New York Mellon Corp.	2.300%	7/28/16	6,350	6,513
Bank of New York Mellon Corp.	2.400%	1/17/17	1,500	1,538
Bank of Nova Scotia	2.375%	12/17/13	2,700	2,785
Bank of Nova Scotia	1.850%	1/12/15	1,490	1,519
Bank of Nova Scotia	3.400%	1/22/15	10,725	11,400
Bank of Nova Scotia	2.050%	10/7/15	1,375	1,412
Bank of Nova Scotia	2.900%	3/29/16	2,400	2,515
Bank of Nova Scotia	2.550%	1/12/17	2,340	2,421
2 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.450%	9/11/15	1,000	1,021
Barclays Bank plc	2.500%	1/23/13	2,975	3,001
Barclays Bank plc	5.200%	7/10/14	2,100	2,228
Barclays Bank plc	2.750%	2/23/15	3,075	3,092
Barclays Bank plc	3.900%	4/7/15	3,400	3,508
Barclays Bank plc	5.000%	9/22/16	5,950	6,415
BB&T Corp.	2.050%	4/28/14	5,825	5,941
BB&T Corp.	5.200%	12/23/15	2,700	2,971
BB&T Corp.	3.200%	3/15/16	1,525	1,619
BB&T Corp.	3.950%	4/29/16	1,300	1,411
BBVA US Senior SAU	3.250%	5/16/14	1,925	1,893
Bear Stearns Cos. LLC	5.700%	11/15/14	1,652	1,835
Bear Stearns Cos. LLC	5.300%	10/30/15	2,100	2,330
BNP Paribas SA	3.250%	3/11/15	6,150	6,226
BNP Paribas SA	3.600%	2/23/16	7,350	7,403
Canadian Imperial Bank of Commerce	1.450%	9/13/13	2,500	2,536
Canadian Imperial Bank of Commerce	2.350%	12/11/15	3,245	3,313
Capital One Financial Corp.	7.375%	5/23/14	5,750	6,402
Capital One Financial Corp.	2.125%	7/15/14	990	994
Capital One Financial Corp.	3.150%	7/15/16	2,100	2,145
Capital One Financial Corp.	6.150%	9/1/16	3,500	3,767
Citigroup Inc.	5.300%	10/17/12	3,900	3,976
Citigroup Inc.	5.500%	4/11/13	13,950	14,473
Citigroup Inc.	6.500%	8/19/13	1,305	1,384
Citigroup Inc.	6.000%	12/13/13	4,230	4,492
Citigroup Inc.	6.375%	8/12/14	5,550	6,012
Citigroup Inc.	5.000%	9/15/14	8,375	8,722
Citigroup Inc.	5.500%	10/15/14	9,525	10,228
Citigroup Inc.	6.010%	1/15/15	2,350	2,562
Citigroup Inc.	2.650%	3/2/15	4,300	4,298
Citigroup Inc.	4.875%	5/7/15	2,000	2,092
Citigroup Inc.	4.750%	5/19/15	10,860	11,511
Citigroup Inc.	4.587%	12/15/15	10,725	11,356
Citigroup Inc.	5.300%	1/7/16	2,450	2,644
Citigroup Inc.	3.953%	6/15/16	4,165	4,311
Citigroup Inc.	4.450%	1/10/17	5,350	5,652
Citigroup Inc.	5.500%	2/15/17	1,750	1,847
Comerica Bank	5.750%	11/21/16	2,225	2,486

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comerica Inc.	3.000%	9/16/15	725	750
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	1.850%	1/10/14	4,950	4,990
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	5,200	5,201
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	4,000	4,168
Countrywide Financial Corp.	6.250%	5/15/16	1,600	1,605
Credit Suisse	3.450%	7/2/12	500	504
Credit Suisse	5.000%	5/15/13	12,735	13,232
Credit Suisse	2.200%	1/14/14	7,500	7,556
Credit Suisse	5.500%	5/1/14	3,575	3,824
Credit Suisse	3.500%	3/23/15	4,250	4,390
Credit Suisse USA Inc.	4.875%	1/15/15	5,700	6,125
Credit Suisse USA Inc.	5.125%	8/15/15	1,720	1,867
Credit Suisse USA Inc.	5.375%	3/2/16	2,400	2,640
Credit Suisse USA Inc.	5.850%	8/16/16	3,250	3,617
Deutsche Bank AG	4.875%	5/20/13	6,645	6,891
Deutsche Bank AG	3.875%	8/18/14	2,175	2,272
Deutsche Bank AG	3.250%	1/11/16	6,760	6,899
Deutsche Bank Financial LLC	5.375%	3/2/15	2,500	2,519
Dresdner Bank AG	7.250%	9/15/15	1,200	1,210
Fifth Third Bancorp	6.250%	5/1/13	3,750	3,951
Fifth Third Bancorp	3.625%	1/25/16	3,550	3,747
First Horizon National Corp.	5.375%	12/15/15	3,375	3,534
First Tennessee Bank NA	5.050%	1/15/15	225	231
Goldman Sachs Group Inc.	4.750%	7/15/13	775	804
Goldman Sachs Group Inc.	5.250%	10/15/13	10,525	11,041
Goldman Sachs Group Inc.	5.150%	1/15/14	3,650	3,841
Goldman Sachs Group Inc.	6.000%	5/1/14	5,950	6,395
Goldman Sachs Group Inc.	5.000%	10/1/14	1,900	2,006
Goldman Sachs Group Inc.	5.125%	1/15/15	7,700	8,184
Goldman Sachs Group Inc.	3.700%	8/1/15	16,275	16,577
Goldman Sachs Group Inc.	5.350%	1/15/16	1,850	1,962
Goldman Sachs Group Inc.	3.625%	2/7/16	7,300	7,298
Goldman Sachs Group Inc.	5.750%	10/1/16	3,750	4,069
Goldman Sachs Group Inc.	5.625%	1/15/17	5,125	5,408
HSBC Bank USA NA	4.625%	4/1/14	3,675	3,885
HSBC USA Inc.	2.375%	2/13/15	2,125	2,155
JPMorgan Chase & Co.	4.750%	5/1/13	4,929	5,146
JPMorgan Chase & Co.	2.050%	1/24/14	7,960	8,118
JPMorgan Chase & Co.	4.875%	3/15/14	3,040	3,271
JPMorgan Chase & Co.	4.650%	6/1/14	2,964	3,182
JPMorgan Chase & Co.	5.125%	9/15/14	2,700	2,893
JPMorgan Chase & Co.	3.700%	1/20/15	17,925	19,030
JPMorgan Chase & Co.	4.750%	3/1/15	7,375	8,003
JPMorgan Chase & Co.	5.250%	5/1/15	1,500	1,618
JPMorgan Chase & Co.	5.150%	10/1/15	2,299	2,495
JPMorgan Chase & Co.	2.600%	1/15/16	2,075	2,101
JPMorgan Chase & Co.	3.450%	3/1/16	3,150	3,268
JPMorgan Chase & Co.	3.150%	7/5/16	12,075	12,434
KeyBank NA	5.800%	7/1/14	950	1,028
KeyBank NA	4.950%	9/15/15	1,000	1,071
KeyCorp	6.500%	5/14/13	2,240	2,373
KeyCorp	3.750%	8/13/15	4,000	4,215

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lloyds TSB Bank plc	4.875%	1/21/16	5,575	5,768
M&I Marshall & Ilsley Bank	4.850%	6/16/15	550	590
M&I Marshall & Ilsley Bank	5.000%	1/17/17	925	991
1 Manufacturers & Traders Trust Co.	5.585%	12/28/20	1,500	1,467
MBNA Corp.	5.000%	6/15/15	2,300	2,365
Merrill Lynch & Co. Inc.	6.150%	4/25/13	1,700	1,766
Merrill Lynch & Co. Inc.	5.000%	2/3/14	2,000	2,072
Merrill Lynch & Co. Inc.	5.450%	7/15/14	4,300	4,462
Merrill Lynch & Co. Inc.	5.000%	1/15/15	3,775	3,891
Merrill Lynch & Co. Inc.	6.050%	5/16/16	4,350	4,484
Morgan Stanley	5.300%	3/1/13	3,285	3,377
Morgan Stanley	2.875%	1/24/14	6,950	6,905
Morgan Stanley	4.750%	4/1/14	8,350	8,465
Morgan Stanley	6.000%	5/13/14	5,850	6,108
Morgan Stanley	4.200%	11/20/14	2,750	2,760
Morgan Stanley	4.100%	1/26/15	7,775	7,796
Morgan Stanley	6.000%	4/28/15	4,350	4,566
Morgan Stanley	4.000%	7/24/15	6,425	6,405
Morgan Stanley	5.375%	10/15/15	3,375	3,495
Morgan Stanley	3.450%	11/2/15	3,000	2,937
Morgan Stanley	3.800%	4/29/16	5,850	5,679
Morgan Stanley	5.750%	10/18/16	3,025	3,145
Morgan Stanley	5.450%	1/9/17	5,700	5,867
National City Bank	4.625%	5/1/13	175	181
National City Corp.	4.900%	1/15/15	2,700	2,967
Northern Trust Corp.	5.500%	8/15/13	1,000	1,065
PNC Funding Corp.	5.400%	6/10/14	850	929
PNC Funding Corp.	3.625%	2/8/15	6,775	7,228
PNC Funding Corp.	4.250%	9/21/15	600	659
PNC Funding Corp.	2.700%	9/19/16	5,050	5,237
PNC Funding Corp.	5.625%	2/1/17	850	946
Royal Bank of Canada	2.100%	7/29/13	4,650	4,745
Royal Bank of Canada	1.450%	10/30/14	2,525	2,565
Royal Bank of Canada	2.625%	12/15/15	10,525	11,049
Royal Bank of Canada	2.875%	4/19/16	200	210
Royal Bank of Canada	2.300%	7/20/16	925	948
Royal Bank of Scotland plc	3.400%	8/23/13	4,650	4,719
Royal Bank of Scotland plc	3.250%	1/11/14	2,250	2,257
Royal Bank of Scotland plc	4.875%	3/16/15	5,750	5,972
Royal Bank of Scotland plc	3.950%	9/21/15	4,500	4,527
Royal Bank of Scotland plc	4.375%	3/16/16	1,700	1,735
Santander Holdings USA Inc.	4.625%	4/19/16	2,725	2,737
State Street Corp.	4.300%	5/30/14	2,205	2,360
State Street Corp.	2.875%	3/7/16	4,950	5,186
SunTrust Banks Inc.	3.600%	4/15/16	4,525	4,681
SunTrust Banks Inc.	3.500%	1/20/17	1,650	1,684
Svenska Handelsbanken AB	3.125%	7/12/16	2,500	2,553
Toronto-Dominion Bank	1.375%	7/14/14	1,240	1,259
Toronto-Dominion Bank	2.500%	7/14/16	1,860	1,934
Toronto-Dominion Bank	2.375%	10/19/16	7,235	7,450
UBS AG	2.250%	8/12/13	4,525	4,534
UBS AG	2.250%	1/28/14	4,075	4,083
UBS AG	3.875%	1/15/15	5,175	5,360
UBS AG	5.875%	7/15/16	3,000	3,153
UFJ Finance Aruba AEC	6.750%	7/15/13	6,455	6,885

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Union Bank NA	2.125%	12/16/13	450	457
Union Bank NA	5.950%	5/11/16	1,800	1,946
Union Bank NA	3.000%	6/6/16	2,875	2,985
US Bancorp	2.125%	2/15/13	2,850	2,896
US Bancorp	2.000%	6/14/13	8,550	8,710
US Bancorp	1.125%	10/30/13	825	829
US Bancorp	4.200%	5/15/14	225	241
US Bancorp	2.875%	11/20/14	325	341
US Bancorp	2.450%	7/27/15	4,075	4,238
US Bancorp	3.442%	2/1/16	2,250	2,328
US Bancorp	2.200%	11/15/16	4,375	4,491
US Bank NA	6.300%	2/4/14	150	164
US Bank NA	4.950%	10/30/14	360	394
US Bank NA	4.800%	4/15/15	600	654
1 US Bank NA	3.778%	4/29/20	1,000	1,041
Wachovia Bank NA	4.800%	11/1/14	950	1,017
Wachovia Bank NA	4.875%	2/1/15	4,150	4,489
Wachovia Bank NA	5.000%	8/15/15	500	543
Wachovia Corp.	5.500%	5/1/13	6,575	6,919
Wachovia Corp.	4.875%	2/15/14	750	791
Wachovia Corp.	5.625%	10/15/16	6,200	6,949
Wells Fargo & Co.	4.950%	10/16/13	10,100	10,696
Wells Fargo & Co.	4.625%	4/15/14	5,000	5,271
Wells Fargo & Co.	3.750%	10/1/14	8,325	8,851
Wells Fargo & Co.	5.000%	11/15/14	150	161
Wells Fargo & Co.	1.250%	2/13/15	4,125	4,117
Wells Fargo & Co.	3.625%	4/15/15	1,150	1,231
Wells Fargo & Co.	3.676%	6/15/16	6,100	6,537
Wells Fargo & Co.	5.125%	9/15/16	1,400	1,556
Wells Fargo & Co.	2.625%	12/15/16	3,750	3,858
Wells Fargo Bank NA	4.750%	2/9/15	500	538
Wells Fargo Bank NA	5.750%	5/16/16	3,250	3,668
Westpac Banking Corp.	2.100%	8/2/13	2,200	2,226
Westpac Banking Corp.	1.850%	12/9/13	4,875	4,917
Westpac Banking Corp.	4.200%	2/27/15	2,725	2,912
Westpac Banking Corp.	3.000%	8/4/15	7,300	7,510

Brokerage (0.7%)
Ameriprise Financial Inc.	5.650%	11/15/15	900	1,021
1 Ameriprise Financial Inc.	7.518%	6/1/66	1,200	1,296
BlackRock Inc.	3.500%	12/10/14	3,275	3,511
Charles Schwab Corp.	4.950%	6/1/14	1,425	1,549
Franklin Resources Inc.	2.000%	5/20/13	175	177
Franklin Resources Inc.	3.125%	5/20/15	150	157
Jefferies Group Inc.	5.875%	6/8/14	100	103
Jefferies Group Inc.	3.875%	11/9/15	100	95
Jefferies Group Inc.	5.500%	3/15/16	2,000	1,965
Lazard Group LLC	7.125%	5/15/15	975	1,050
Nomura Holdings Inc.	5.000%	3/4/15	1,450	1,515
Nomura Holdings Inc.	4.125%	1/19/16	5,100	5,181
Raymond James Financial Inc.	4.250%	4/15/16	300	312
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,994	2,137

Finance Companies (3.8%)
Block Financial LLC	7.875%	1/15/13	575	599

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Block Financial LLC	5.125%	10/30/14	250	255
GATX Corp.	3.500%	7/15/16	2,000	2,047
General Electric Capital Corp.	5.450%	1/15/13	8,100	8,436
General Electric Capital Corp.	4.800%	5/1/13	1,500	1,570
General Electric Capital Corp.	1.875%	9/16/13	17,475	17,812
General Electric Capital Corp.	2.100%	1/7/14	3,000	3,060
General Electric Capital Corp.	5.900%	5/13/14	1,050	1,160
General Electric Capital Corp.	3.750%	11/14/14	3,925	4,194
General Electric Capital Corp.	3.500%	6/29/15	2,425	2,588
General Electric Capital Corp.	4.375%	9/21/15	2,000	2,185
General Electric Capital Corp.	2.250%	11/9/15	12,500	12,870
General Electric Capital Corp.	5.000%	1/8/16	1,300	1,449
General Electric Capital Corp.	2.950%	5/9/16	4,750	4,978
General Electric Capital Corp.	3.350%	10/17/16	2,650	2,819
General Electric Capital Corp.	2.900%	1/9/17	6,000	6,247
General Electric Capital Corp.	5.400%	2/15/17	5,000	5,720
1 HSBC Finance Capital Trust IX	5.911%	11/30/35	1,700	1,522
HSBC Finance Corp.	4.750%	7/15/13	1,850	1,916
HSBC Finance Corp.	5.250%	1/15/14	525	553
HSBC Finance Corp.	5.250%	4/15/15	1,600	1,704
HSBC Finance Corp.	5.000%	6/30/15	6,577	6,985
HSBC Finance Corp.	5.500%	1/19/16	4,700	5,090
SLM Corp.	5.000%	10/1/13	4,900	5,017
SLM Corp.	5.000%	4/15/15	1,875	1,912
SLM Corp.	6.250%	1/25/16	5,675	5,926
SLM Corp.	6.000%	1/25/17	1,500	1,543

Insurance (4.7%)
ACE INA Holdings Inc.	5.875%	6/15/14	1,375	1,517
ACE INA Holdings Inc.	5.600%	5/15/15	1,700	1,924
ACE INA Holdings Inc.	2.600%	11/23/15	1,990	2,063
ACE INA Holdings Inc.	5.700%	2/15/17	1,000	1,173
Aegon NV	4.625%	12/1/15	3,275	3,448
Aetna Inc.	6.000%	6/15/16	1,775	2,058
Aflac Inc.	3.450%	8/15/15	1,575	1,651
Allied World Assurance Co. Ltd.	7.500%	8/1/16	900	1,026
Allstate Corp.	5.000%	8/15/14	207	224
Allstate Life Global Funding Trusts	5.375%	4/30/13	6,222	6,558
American International Group Inc.	4.250%	5/15/13	950	969
American International Group Inc.	4.250%	9/15/14	4,665	4,826
American International Group Inc.	5.050%	10/1/15	3,675	3,862
American International Group Inc.	4.875%	9/15/16	1,500	1,579
American International Group Inc.	5.600%	10/18/16	875	943
Aon Corp.	3.500%	9/30/15	3,675	3,839
Assurant Inc.	5.625%	2/15/14	350	371
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	5,221	5,456
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	2,325	2,472
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,000	3,332
Berkshire Hathaway Inc.	3.200%	2/11/15	8,900	9,513
Berkshire Hathaway Inc.	1.900%	1/31/17	2,600	2,649
Chubb Corp.	5.200%	4/1/13	25	26
Cigna Corp.	2.750%	11/15/16	4,475	4,564
CNA Financial Corp.	5.850%	12/15/14	1,850	1,986
CNA Financial Corp.	6.500%	8/15/16	1,000	1,120
Coventry Health Care Inc.	6.300%	8/15/14	200	219

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Genworth Financial Inc.	5.750%	6/15/14	1,635	1,688
Genworth Financial Inc.	4.950%	10/1/15	1,000	1,013
Genworth Financial Inc.	8.625%	12/15/16	450	494
Hartford Financial Services Group Inc.	4.625%	7/15/13	250	257
Hartford Financial Services Group Inc.	4.000%	3/30/15	1,500	1,541
Humana Inc.	6.450%	6/1/16	675	768
Jefferson-Pilot Corp.	4.750%	1/30/14	525	547
Lincoln National Corp.	4.300%	6/15/15	400	423
1 Lincoln National Corp.	7.000%	5/17/66	1,575	1,520
Loews Corp.	5.250%	3/15/16	575	642
Manulife Financial Corp.	3.400%	9/17/15	2,725	2,838
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	1	1
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	1,432	1,594
MetLife Inc.	2.375%	2/6/14	7,225	7,419
MetLife Inc.	5.000%	6/15/15	1,800	1,996
MetLife Inc.	6.750%	6/1/16	1,700	2,036
2 Metropolitan Life Global Funding I	5.125%	6/10/14	100	108
Principal Financial Group Inc.	7.875%	5/15/14	850	954
2 Principal Life Global Funding I	5.125%	10/15/13	175	186
Principal Life Income Funding Trusts	5.300%	4/24/13	2,750	2,888
Prudential Financial Inc.	5.100%	9/20/14	4,725	5,116
Prudential Financial Inc.	3.875%	1/14/15	450	476
Prudential Financial Inc.	6.200%	1/15/15	400	440
Prudential Financial Inc.	4.750%	9/17/15	5,900	6,453
Prudential Financial Inc.	5.500%	3/15/16	575	645
1 Reinsurance Group of America Inc.	6.750%	12/15/65	1,400	1,281
Torchmark Corp.	6.375%	6/15/16	500	567
Transatlantic Holdings Inc.	5.750%	12/14/15	725	790
Travelers Cos. Inc.	5.500%	12/1/15	1,350	1,533
Travelers Cos. Inc.	6.250%	6/20/16	700	823
UnitedHealth Group Inc.	4.875%	4/1/13	500	523
UnitedHealth Group Inc.	5.000%	8/15/14	600	662
UnitedHealth Group Inc.	4.875%	3/15/15	1,250	1,395
UnitedHealth Group Inc.	5.375%	3/15/16	2,600	3,006
WellPoint Inc.	6.800%	8/1/12	1,325	1,358
WellPoint Inc.	6.000%	2/15/14	2,370	2,583
WellPoint Inc.	5.250%	1/15/16	2,575	2,910
Willis Group Holdings plc	4.125%	3/15/16	2,950	3,001
Willis North America Inc.	5.625%	7/15/15	275	297
XL Group plc	5.250%	9/15/14	2,250	2,378

Other Finance (0.3%)
CME Group Inc.	5.400%	8/1/13	2,100	2,233
CME Group Inc.	5.750%	2/15/14	787	860
NASDAQ OMX Group Inc.	4.000%	1/15/15	225	234
NYSE Euronext	4.800%	6/28/13	1,383	1,450
ORIX Corp.	4.710%	4/27/15	1,250	1,322
ORIX Corp.	5.000%	1/12/16	1,775	1,878

Real Estate Investment Trusts (1.7%)
AvalonBay Communities Inc.	5.750%	9/15/16	500	572
Boston Properties LP	5.625%	4/15/15	1,000	1,115
Brandywine Operating Partnership LP	7.500%	5/15/15	450	497
Brandywine Operating Partnership LP	6.000%	4/1/16	600	636
CommonWealth REIT	6.250%	8/15/16	1,400	1,491

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Digital Realty Trust LP	4.500%	7/15/15	2,500	2,609
Duke Realty LP	6.250%	5/15/13	1,800	1,881
Duke Realty LP	7.375%	2/15/15	850	955
Duke Realty LP	5.950%	2/15/17	1,050	1,170
ERP Operating LP	5.250%	9/15/14	100	108
ERP Operating LP	6.584%	4/13/15	1,000	1,118
ERP Operating LP	5.125%	3/15/16	2,425	2,655
HCP Inc.	5.650%	12/15/13	100	106
HCP Inc.	2.700%	2/1/14	2,050	2,067
HCP Inc.	3.750%	2/1/16	4,775	4,964
HCP Inc.	6.000%	1/30/17	300	335
Health Care REIT Inc.	3.625%	3/15/16	3,375	3,443
Health Care REIT Inc.	6.200%	6/1/16	1,275	1,408
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,200	1,326
Hospitality Properties Trust	7.875%	8/15/14	150	165
Hospitality Properties Trust	5.125%	2/15/15	2,250	2,318
Kilroy Realty LP	5.000%	11/3/15	125	134
Kimco Realty Corp.	5.783%	3/15/16	500	551
Liberty Property LP	5.125%	3/2/15	600	640
Liberty Property LP	5.500%	12/15/16	113	124
ProLogis LP	7.625%	8/15/14	750	818
Realty Income Corp.	5.950%	9/15/16	1,000	1,112
Regency Centers LP	5.250%	8/1/15	250	269
Simon Property Group LP	6.750%	5/15/14	3,445	3,793
Simon Property Group LP	4.200%	2/1/15	3,050	3,272
Simon Property Group LP	5.100%	6/15/15	175	194
Simon Property Group LP	5.250%	12/1/16	1,400	1,594
Simon Property Group LP	2.800%	1/30/17	1,475	1,530
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	900	919
Vornado Realty LP	4.250%	4/1/15	2,300	2,411
				1,215,273
Industrial (49.2%)
Basic Industry (4.7%)
Air Products & Chemicals Inc.	2.000%	8/2/16	925	953
Airgas Inc.	3.250%	10/1/15	950	982
Airgas Inc.	2.950%	6/15/16	500	521
Alcoa Inc.	6.000%	7/15/13	2,285	2,428
Alcoa Inc.	5.550%	2/1/17	1,000	1,105
ArcelorMittal	5.375%	6/1/13	5,650	5,860
ArcelorMittal	9.000%	2/15/15	1,225	1,411
ArcelorMittal	3.750%	2/25/15	1,800	1,832
ArcelorMittal	3.750%	8/5/15	1,425	1,452
ArcelorMittal	3.750%	3/1/16	1,150	1,154
ArcelorMittal	4.500%	2/25/17	2,600	2,615
ArcelorMittal USA LLC	6.500%	4/15/14	250	268
Barrick Gold Corp.	1.750%	5/30/14	1,350	1,374
Barrick Gold Corp.	2.900%	5/30/16	1,075	1,133
Barrick Gold Financeco LLC	6.125%	9/15/13	4,330	4,675
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	10,300	11,300
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	2,350	2,369
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	750	751
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	1,450	1,482
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	2,675	2,672
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	450	487
Dow Chemical Co.	7.600%	5/15/14	3,800	4,320

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dow Chemical Co.	5.900%	2/15/15	2,650	2,999
Dow Chemical Co.	2.500%	2/15/16	4,525	4,669
Eastman Chemical Co.	3.000%	12/15/15	250	257
Ecolab Inc.	2.375%	12/8/14	3,250	3,374
Ecolab Inc.	3.000%	12/8/16	2,700	2,849
EI du Pont de Nemours & Co.	5.000%	7/15/13	1,475	1,563
EI du Pont de Nemours & Co.	1.750%	3/25/14	2,675	2,740
EI du Pont de Nemours & Co.	4.875%	4/30/14	450	490
EI du Pont de Nemours & Co.	3.250%	1/15/15	3,200	3,430
EI du Pont de Nemours & Co.	2.750%	4/1/16	4,700	4,996
EI du Pont de Nemours & Co.	5.250%	12/15/16	600	706
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	875	877
Georgia-Pacific LLC	7.700%	6/15/15	750	882
International Paper Co.	7.400%	6/15/14	2,800	3,101
2 Kinross Gold Corp.	3.625%	9/1/16	1,950	1,931
Monsanto Co.	2.750%	4/15/16	1,100	1,161
Nucor Corp.	5.000%	6/1/13	925	972
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	3,625	3,968
PPG Industries Inc.	5.750%	3/15/13	4,100	4,303
Praxair Inc.	2.125%	6/14/13	5,200	5,297
Praxair Inc.	5.250%	11/15/14	1,950	2,180
Rio Tinto Alcan Inc.	5.000%	6/1/15	700	776
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	7,425	8,671
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	4,725	4,835
Rohm & Haas Co.	5.600%	3/15/13	275	287
Teck Resources Ltd.	9.750%	5/15/14	403	483
Teck Resources Ltd.	10.250%	5/15/16	3,500	4,034
Vale Canada Ltd.	5.700%	10/15/15	3,200	3,475
Vale Overseas Ltd.	6.250%	1/11/16	2,575	2,928
Vale Overseas Ltd.	6.250%	1/23/17	2,750	3,180
Xstrata Canada Corp.	6.000%	10/15/15	1,000	1,107

Capital Goods (4.1%)
3M Co.	4.375%	8/15/13	2,135	2,256
3M Co.	1.375%	9/29/16	2,425	2,463
Bemis Co. Inc.	5.650%	8/1/14	800	878
Black & Decker Corp.	8.950%	4/15/14	1,000	1,146
Black & Decker Corp.	5.750%	11/15/16	1,400	1,620
Boeing Capital Corp.	3.250%	10/27/14	3,500	3,716
Boeing Capital Corp.	2.125%	8/15/16	4,450	4,627
Boeing Co.	1.875%	11/20/12	1,240	1,254
Caterpillar Financial Services Corp.	2.000%	4/5/13	2,750	2,791
Caterpillar Financial Services Corp.	6.200%	9/30/13	200	217
Caterpillar Financial Services Corp.	6.125%	2/17/14	8,574	9,472
Caterpillar Financial Services Corp.	1.375%	5/20/14	2,275	2,313
Caterpillar Financial Services Corp.	1.125%	12/15/14	1,225	1,237
Caterpillar Financial Services Corp.	4.625%	6/1/15	600	669
Caterpillar Financial Services Corp.	2.050%	8/1/16	5,475	5,659
Caterpillar Inc.	1.375%	5/27/14	2,800	2,849
Cooper US Inc.	5.450%	4/1/15	950	1,057
CRH America Inc.	5.300%	10/15/13	1,975	2,063
CRH America Inc.	4.125%	1/15/16	500	506
CRH America Inc.	6.000%	9/30/16	4,000	4,348
Danaher Corp.	2.300%	6/23/16	2,500	2,609
Deere & Co.	6.950%	4/25/14	125	141

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dover Corp.	4.875%	10/15/15	175	198
Eaton Corp.	4.900%	5/15/13	900	943
Embraer Overseas Ltd.	6.375%	1/24/17	925	1,024
Emerson Electric Co.	4.500%	5/1/13	2,000	2,085
Emerson Electric Co.	5.125%	12/1/16	375	434
General Dynamics Corp.	5.250%	2/1/14	4,275	4,658
General Dynamics Corp.	1.375%	1/15/15	3,600	3,667
Harsco Corp.	2.700%	10/15/15	300	308
Honeywell International Inc.	4.250%	3/1/13	550	571
Honeywell International Inc.	3.875%	2/15/14	2,680	2,851
Honeywell International Inc.	5.400%	3/15/16	275	319
Illinois Tool Works Inc.	5.150%	4/1/14	1,325	1,444
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	2,600	3,006
John Deere Capital Corp.	4.900%	9/9/13	2,600	2,768
John Deere Capital Corp.	1.600%	3/3/14	3,800	3,867
John Deere Capital Corp.	1.250%	12/2/14	1,175	1,192
John Deere Capital Corp.	2.950%	3/9/15	2,850	3,034
John Deere Capital Corp.	1.850%	9/15/16	1,700	1,737
John Deere Capital Corp.	2.000%	1/13/17	475	488
Joy Global Inc.	6.000%	11/15/16	400	457
L-3 Communications Corp.	3.950%	11/15/16	950	1,000
Lockheed Martin Corp.	2.125%	9/15/16	3,200	3,256
Northrop Grumman Corp.	3.700%	8/1/14	225	236
Northrop Grumman Corp.	1.850%	11/15/15	2,750	2,785
Owens Corning	6.500%	12/1/16	1,300	1,439
Raytheon Co.	1.400%	12/15/14	1,600	1,631
Raytheon Co.	1.625%	10/15/15	200	204
Roper Industries Inc.	6.625%	8/15/13	1,375	1,472
Textron Inc.	4.625%	9/21/16	2,000	2,124
Tyco International Finance SA	6.000%	11/15/13	950	1,029
Tyco International Finance SA	4.125%	10/15/14	2,925	3,145
Tyco International Finance SA	3.375%	10/15/15	200	211
United Technologies Corp.	4.875%	5/1/15	4,100	4,607
Waste Management Inc.	5.000%	3/15/14	100	108
Waste Management Inc.	6.375%	3/11/15	534	612
Waste Management Inc.	2.600%	9/1/16	3,800	3,915

Communication (9.5%)
America Movil SAB de CV	5.500%	3/1/14	2,600	2,815
America Movil SAB de CV	3.625%	3/30/15	3,900	4,127
America Movil SAB de CV	2.375%	9/8/16	4,125	4,223
American Tower Corp.	4.625%	4/1/15	2,100	2,236
AT&T Inc.	4.950%	1/15/13	5,500	5,707
AT&T Inc.	6.700%	11/15/13	7,425	8,170
AT&T Inc.	4.850%	2/15/14	1,900	2,050
AT&T Inc.	5.100%	9/15/14	3,250	3,595
AT&T Inc.	2.500%	8/15/15	4,100	4,296
AT&T Inc.	2.950%	5/15/16	7,075	7,528
AT&T Inc.	5.625%	6/15/16	1,300	1,520
AT&T Inc.	2.400%	8/15/16	4,000	4,171
AT&T Inc.	1.600%	2/15/17	3,700	3,708
BellSouth Corp.	5.200%	9/15/14	200	221
CBS Corp.	8.200%	5/15/14	2,000	2,284
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	13,650	14,847
CenturyLink Inc.	5.000%	2/15/15	300	314

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	3,705	3,999
Comcast Corp.	5.300%	1/15/14	8,075	8,722
Comcast Corp.	6.500%	1/15/15	250	286
Comcast Corp.	5.900%	3/15/16	6,350	7,383
Comcast Corp.	6.500%	1/15/17	1,575	1,901
COX Communications Inc.	4.625%	6/1/13	3,750	3,931
COX Communications Inc.	5.450%	12/15/14	2,275	2,538
Deutsche Telekom International Finance BV	5.250%	7/22/13	2,675	2,815
Deutsche Telekom International Finance BV	5.875%	8/20/13	146	156
Deutsche Telekom International Finance BV	4.875%	7/8/14	3,475	3,731
Deutsche Telekom International Finance BV	5.750%	3/23/16	1,725	1,957
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	4.750%	10/1/14	4,400	4,795
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	3.550%	3/15/15	4,700	4,986
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	3.125%	2/15/16	1,000	1,044
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	3.500%	3/1/16	2,000	2,118
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	7.625%	5/15/16	2,500	2,628
Discovery Communications LLC	3.700%	6/1/15	3,100	3,329
Embarq Corp.	7.082%	6/1/16	3,400	3,803
France Telecom SA	4.375%	7/8/14	4,800	5,134
France Telecom SA	2.750%	9/14/16	3,500	3,645
NBCUniversal Media LLC	2.100%	4/1/14	3,100	3,164
NBCUniversal Media LLC	3.650%	4/30/15	375	403
NBCUniversal Media LLC	2.875%	4/1/16	3,900	4,093
News America Inc.	5.300%	12/15/14	4,650	5,162
Omnicom Group Inc.	5.900%	4/15/16	1,610	1,852
Qwest Communications International Inc.	7.500%	2/15/14	3,150	3,150
Qwest Corp.	8.375%	5/1/16	7,525	8,851
Reed Elsevier Capital Inc.	7.750%	1/15/14	1,122	1,252
Rogers Communications Inc.	6.375%	3/1/14	5,675	6,267
Rogers Communications Inc.	5.500%	3/15/14	750	818
TCI Communications Inc.	8.750%	8/1/15	125	153
Telecom Italia Capital SA	5.250%	11/15/13	630	642
Telecom Italia Capital SA	6.175%	6/18/14	7,250	7,509
Telecom Italia Capital SA	4.950%	9/30/14	4,425	4,451
Telecom Italia Capital SA	5.250%	10/1/15	1,000	1,019
Telefonica Emisiones SAU	2.582%	4/26/13	6,850	6,863
Telefonica Emisiones SAU	4.949%	1/15/15	2,025	2,100
Telefonica Emisiones SAU	3.729%	4/27/15	550	553
Telefonica Emisiones SAU	3.992%	2/16/16	6,375	6,419
Telefonica Emisiones SAU	6.421%	6/20/16	1,000	1,080
Telefonos de Mexico SAB de CV	5.500%	1/27/15	1,400	1,528
Thomson Reuters Corp.	5.950%	7/15/13	1,350	1,433
Thomson Reuters Corp.	5.250%	8/15/13	145	153
Thomson Reuters Corp.	5.700%	10/1/14	4,775	5,273
Time Warner Cable Inc.	6.200%	7/1/13	2,225	2,382
Time Warner Cable Inc.	8.250%	2/14/14	1,500	1,711
Time Warner Cable Inc.	7.500%	4/1/14	2,900	3,282
Time Warner Cable Inc.	3.500%	2/1/15	2,725	2,906
Verizon Communications Inc.	5.250%	4/15/13	7,990	8,410
Verizon Communications Inc.	1.950%	3/28/14	3,525	3,620

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verizon Communications Inc.	1.250%	11/3/14	600	608
Verizon Communications Inc.	5.550%	2/15/16	1,600	1,860
Verizon Communications Inc.	3.000%	4/1/16	3,300	3,519
Verizon Communications Inc.	2.000%	11/1/16	6,050	6,190
Vodafone Group plc	5.000%	12/16/13	925	993
Vodafone Group plc	4.150%	6/10/14	8,876	9,532
Vodafone Group plc	3.375%	11/24/15	3,300	3,554
Vodafone Group plc	5.750%	3/15/16	475	555
Vodafone Group plc	5.625%	2/27/17	3,000	3,569
WPP Finance UK	8.000%	9/15/14	2,700	3,115

Consumer Cyclical (5.1%)
AutoZone Inc.	5.750%	1/15/15	100	111
AutoZone Inc.	5.500%	11/15/15	2,200	2,490
Best Buy Co. Inc.	6.750%	7/15/13	1,500	1,587
CVS Caremark Corp.	3.250%	5/18/15	4,475	4,767
Daimler Finance North America LLC	6.500%	11/15/13	6,400	6,983
2 Daimler Finance North America LLC	2.625%	9/15/16	125	127
eBay Inc.	0.875%	10/15/13	425	428
eBay Inc.	1.625%	10/15/15	2,950	3,026
Home Depot Inc.	5.250%	12/16/13	1,725	1,870
Home Depot Inc.	5.400%	3/1/16	8,900	10,340
Hyatt Hotels Corp.	3.875%	8/15/16	400	415
Johnson Controls Inc.	5.500%	1/15/16	3,075	3,489
Johnson Controls Inc.	2.600%	12/1/16	475	493
Lowe’s Cos. Inc.	5.000%	10/15/15	3,625	4,114
Lowe’s Cos. Inc.	5.400%	10/15/16	400	470
Macy’s Retail Holdings Inc.	5.750%	7/15/14	2,000	2,201
Macy’s Retail Holdings Inc.	7.875%	7/15/15	1,825	2,157
Macy’s Retail Holdings Inc.	5.900%	12/1/16	2,369	2,726
Marriott International Inc.	6.200%	6/15/16	1,200	1,384
McDonald’s Corp.	4.300%	3/1/13	1,461	1,518
Nordstrom Inc.	6.750%	6/1/14	2,375	2,687
PACCAR Inc.	6.875%	2/15/14	2,125	2,375
Staples Inc.	9.750%	1/15/14	3,725	4,251
Target Corp.	1.125%	7/18/14	2,000	2,030
Target Corp.	5.875%	7/15/16	1,500	1,786
Time Warner Inc.	3.150%	7/15/15	1,475	1,569
Time Warner Inc.	5.875%	11/15/16	3,200	3,781
Toyota Motor Credit Corp.	1.375%	8/12/13	3,225	3,260
Toyota Motor Credit Corp.	1.250%	11/17/14	2,800	2,829
Toyota Motor Credit Corp.	1.000%	2/17/15	3,825	3,817
Toyota Motor Credit Corp.	3.200%	6/17/15	750	798
Toyota Motor Credit Corp.	2.800%	1/11/16	1,200	1,255
Toyota Motor Credit Corp.	2.000%	9/15/16	5,300	5,396
Toyota Motor Credit Corp.	2.050%	1/12/17	1,025	1,047
Turner Broadcasting System Inc.	8.375%	7/1/13	1,650	1,812
Viacom Inc.	4.375%	9/15/14	5,350	5,786
Viacom Inc.	1.250%	2/27/15	100	100
Viacom Inc.	2.500%	12/15/16	800	825
Wal-Mart Stores Inc.	4.250%	4/15/13	2,950	3,076
Wal-Mart Stores Inc.	4.550%	5/1/13	5,225	5,471
Wal-Mart Stores Inc.	1.625%	4/15/14	2,950	3,022
Wal-Mart Stores Inc.	3.200%	5/15/14	4,800	5,090
Wal-Mart Stores Inc.	2.875%	4/1/15	200	213

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wal-Mart Stores Inc.	4.500%	7/1/15	1,200	1,344
Wal-Mart Stores Inc.	2.250%	7/8/15	2,825	2,960
Wal-Mart Stores Inc.	1.500%	10/25/15	2,825	2,893
Wal-Mart Stores Inc.	2.800%	4/15/16	3,500	3,751
Walgreen Co.	4.875%	8/1/13	2,425	2,576
Walt Disney Co.	4.500%	12/15/13	5,075	5,437
Walt Disney Co.	1.350%	8/16/16	200	202
Walt Disney Co.	5.625%	9/15/16	4,050	4,833
Walt Disney Co.	1.125%	2/15/17	1,500	1,488
Western Union Co.	6.500%	2/26/14	475	521
Western Union Co.	5.930%	10/1/16	2,350	2,705
Wyndham Worldwide Corp.	6.000%	12/1/16	3,375	3,839
Yum! Brands Inc.	6.250%	4/15/16	539	620

Consumer Noncyclical (13.6%)
Abbott Laboratories	2.700%	5/27/15	1,900	2,015
Abbott Laboratories	5.875%	5/15/16	5,525	6,511
Abbott Laboratories	5.600%	11/30/17	1,000	1,220
Allergan Inc.	5.750%	4/1/16	1,200	1,406
Altria Group Inc.	8.500%	11/10/13	1,002	1,126
Altria Group Inc.	4.125%	9/11/15	6,638	7,276
AmerisourceBergen Corp.	5.875%	9/15/15	925	1,064
Amgen Inc.	1.875%	11/15/14	3,200	3,278
Amgen Inc.	4.850%	11/18/14	3,600	3,958
Amgen Inc.	2.300%	6/15/16	200	205
Amgen Inc.	2.500%	11/15/16	2,550	2,636
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	1,375	1,403
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	4,400	4,468
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	6,450	7,206
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	2,925	3,185
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	1,000	1,077
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	200	213
2 Aristotle Holding Inc.	2.100%	2/12/15	1,475	1,478
2 Aristotle Holding Inc.	3.500%	11/15/16	2,200	2,272
2 Aristotle Holding Inc.	2.650%	2/15/17	2,875	2,901
AstraZeneca plc	5.400%	6/1/14	875	968
Avon Products Inc.	5.625%	3/1/14	450	480
Baxter International Inc.	1.800%	3/15/13	2,925	2,966
Baxter International Inc.	4.000%	3/1/14	333	356
Baxter International Inc.	4.625%	3/15/15	400	442
Baxter International Inc.	5.900%	9/1/16	1,640	1,972
Baxter International Inc.	1.850%	1/15/17	800	815
Becton Dickinson and Co.	1.750%	11/8/16	675	687
Biogen Idec Inc.	6.000%	3/1/13	2,669	2,798
Boston Scientific Corp.	4.500%	1/15/15	3,240	3,477
Boston Scientific Corp.	6.250%	11/15/15	2,800	3,131
Boston Scientific Corp.	6.400%	6/15/16	500	578
Boston Scientific Corp.	5.125%	1/12/17	1,250	1,360
Bottling Group LLC	6.950%	3/15/14	475	535
Bottling Group LLC	5.500%	4/1/16	425	497
Bristol-Myers Squibb Co.	5.250%	8/15/13	1,325	1,414
Brown-Forman Corp.	2.500%	1/15/16	575	599
Bunge Ltd. Finance Corp.	5.875%	5/15/13	400	414
Bunge Ltd. Finance Corp.	5.350%	4/15/14	525	551
Bunge Ltd. Finance Corp.	4.100%	3/15/16	1,500	1,562

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Campbell Soup Co.	3.375%	8/15/14	2,700	2,871
Cardinal Health Inc.	4.000%	6/15/15	3,625	3,888
CareFusion Corp.	5.125%	8/1/14	2,700	2,920
Celgene Corp.	2.450%	10/15/15	2,650	2,717
Church & Dwight Co. Inc.	3.350%	12/15/15	250	262
Clorox Co.	5.000%	3/1/13	3,000	3,116
Coca-Cola Co.	3.625%	3/15/14	850	903
Coca-Cola Co.	1.500%	11/15/15	3,670	3,770
Coca-Cola Co.	1.800%	9/1/16	2,700	2,775
Coca-Cola Enterprises Inc.	2.125%	9/15/15	1,200	1,232
Coca-Cola Enterprises Inc.	2.000%	8/19/16	500	504
Coca-Cola HBC Finance BV	5.500%	9/17/15	1,250	1,375
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	4,450	5,035
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	1,885	2,071
Colgate-Palmolive Co.	0.600%	11/15/14	2,075	2,080
Colgate-Palmolive Co.	1.300%	1/15/17	2,275	2,290
Corn Products International Inc.	3.200%	11/1/15	125	130
Covidien International Finance SA	1.875%	6/15/13	2,350	2,377
Delhaize Group SA	5.875%	2/1/14	25	27
DENTSPLY International Inc.	2.750%	8/15/16	525	534
Diageo Capital plc	7.375%	1/15/14	3,475	3,893
Diageo Capital plc	5.500%	9/30/16	700	813
Diageo Finance BV	5.500%	4/1/13	4,400	4,637
Diageo Finance BV	5.300%	10/28/15	200	229
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,025	3,166
Eli Lilly & Co.	4.200%	3/6/14	2,100	2,250
Express Scripts Inc.	6.250%	6/15/14	2,900	3,193
Express Scripts Inc.	3.125%	5/15/16	5,450	5,626
Genentech Inc.	4.750%	7/15/15	2,625	2,941
General Mills Inc.	5.250%	8/15/13	1,525	1,625
General Mills Inc.	5.200%	3/17/15	3,020	3,377
General Mills Inc.	5.700%	2/15/17	2,325	2,755
Gilead Sciences Inc.	2.400%	12/1/14	2,400	2,491
Gilead Sciences Inc.	3.050%	12/1/16	1,225	1,291
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	7,383	7,769
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	4,100	4,428
Hasbro Inc.	6.125%	5/15/14	1,025	1,115
Hershey Co.	5.450%	9/1/16	1,400	1,648
Hershey Co.	1.500%	11/1/16	375	380
HJ Heinz Co.	2.000%	9/12/16	1,400	1,430
HJ Heinz Co.	1.500%	3/1/17	1,100	1,100
Hospira Inc.	5.900%	6/15/14	25	27
Johnson & Johnson	5.150%	8/15/12	2,250	2,299
Johnson & Johnson	1.200%	5/15/14	1,550	1,579
Johnson & Johnson	2.150%	5/15/16	2,000	2,092
Kellogg Co.	4.450%	5/30/16	3,275	3,653
Kellogg Co.	1.875%	11/17/16	3,000	3,023
Kimberly-Clark Corp.	4.875%	8/15/15	2,550	2,854
Koninklijke Philips Electronics NV	4.625%	3/11/13	1,075	1,116
Kraft Foods Inc.	2.625%	5/8/13	3,925	4,006
Kraft Foods Inc.	5.250%	10/1/13	3,635	3,872
Kraft Foods Inc.	6.750%	2/19/14	125	139
Kraft Foods Inc.	4.125%	2/9/16	5,350	5,845
Kroger Co.	5.000%	4/15/13	875	916
Kroger Co.	7.500%	1/15/14	3,850	4,314

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kroger Co.	3.900%	10/1/15	1,750	1,913
Kroger Co.	2.200%	1/15/17	850	870
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,075	1,210
Life Technologies Corp.	4.400%	3/1/15	2,450	2,575
Lorillard Tobacco Co.	3.500%	8/4/16	800	837
Mattel Inc.	2.500%	11/1/16	2,255	2,300
McKesson Corp.	5.250%	3/1/13	260	271
McKesson Corp.	6.500%	2/15/14	575	636
McKesson Corp.	3.250%	3/1/16	3,775	4,013
Medco Health Solutions Inc.	6.125%	3/15/13	900	945
Medco Health Solutions Inc.	7.250%	8/15/13	400	432
Medco Health Solutions Inc.	2.750%	9/15/15	1,725	1,750
Medtronic Inc.	4.500%	3/15/14	100	108
Medtronic Inc.	3.000%	3/15/15	5,550	5,902
Medtronic Inc.	2.625%	3/15/16	1,000	1,054
Merck & Co. Inc.	5.300%	12/1/13	5,575	6,047
Merck & Co. Inc.	4.750%	3/1/15	550	614
Merck & Co. Inc.	4.000%	6/30/15	2,825	3,122
Merck & Co. Inc.	2.250%	1/15/16	1,975	2,064
Newell Rubbermaid Inc.	5.500%	4/15/13	1,150	1,205
Novartis Capital Corp.	1.900%	4/24/13	5,550	5,641
Novartis Capital Corp.	4.125%	2/10/14	4,075	4,339
Novartis Capital Corp.	2.900%	4/24/15	4,175	4,449
PepsiAmericas Inc.	4.875%	1/15/15	225	250
PepsiCo Inc.	4.650%	2/15/13	4,779	4,973
PepsiCo Inc.	3.750%	3/1/14	850	904
PepsiCo Inc.	0.800%	8/25/14	1,000	1,007
PepsiCo Inc.	3.100%	1/15/15	3,850	4,103
PepsiCo Inc.	0.750%	3/5/15	1,775	1,774
PepsiCo Inc.	2.500%	5/10/16	5,700	6,017
Pfizer Inc.	5.350%	3/15/15	10,850	12,334
Philip Morris International Inc.	4.875%	5/16/13	8,400	8,851
Philip Morris International Inc.	6.875%	3/17/14	3,325	3,745
Procter & Gamble Co.	0.700%	8/15/14	4,050	4,070
Procter & Gamble Co.	3.150%	9/1/15	3,275	3,535
Procter & Gamble Co.	4.850%	12/15/15	500	579
Procter & Gamble Co.	1.450%	8/15/16	9,025	9,177
Quest Diagnostics Inc.	3.200%	4/1/16	1,000	1,049
Reynolds American Inc.	7.250%	6/1/13	1,575	1,680
Reynolds American Inc.	7.625%	6/1/16	1,000	1,207
Safeway Inc.	6.250%	3/15/14	3,850	4,254
Sanofi	1.625%	3/28/14	1,375	1,404
Sanofi	1.200%	9/30/14	775	787
Sanofi	2.625%	3/29/16	4,840	5,112
Sara Lee Corp.	2.750%	9/15/15	1,575	1,608
St. Jude Medical Inc.	2.200%	9/15/13	450	458
St. Jude Medical Inc.	3.750%	7/15/14	3,225	3,427
St. Jude Medical Inc.	2.500%	1/15/16	975	1,010
Stryker Corp.	3.000%	1/15/15	1,375	1,456
Stryker Corp.	2.000%	9/30/16	1,500	1,546
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	2,750	2,841
Teva Pharmaceutical Finance II BV /
Teva Pharmaceutical Finance III LLC	3.000%	6/15/15	400	423
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	1,175	1,178
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	3,475	3,543

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Thermo Fisher Scientific Inc.	2.050%	2/21/14	350	360
Thermo Fisher Scientific Inc.	3.250%	11/20/14	150	159
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,375	1,470
Thermo Fisher Scientific Inc.	5.000%	6/1/15	2,000	2,243
Thermo Fisher Scientific Inc.	3.200%	3/1/16	2,110	2,265
Thermo Fisher Scientific Inc.	2.250%	8/15/16	2,000	2,084
Tyson Foods Inc.	10.500%	3/1/14	3,000	3,473
Unilever Capital Corp.	3.650%	2/15/14	300	318
Unilever Capital Corp.	2.750%	2/10/16	1,750	1,853
Whirlpool Corp.	5.500%	3/1/13	3,475	3,625
Wyeth LLC	5.500%	3/15/13	50	53
Wyeth LLC	5.500%	2/1/14	5,055	5,538
Wyeth LLC	5.500%	2/15/16	2,500	2,921
Zimmer Holdings Inc.	1.400%	11/30/14	475	476

Energy (5.2%)
Anadarko Petroleum Corp.	7.625%	3/15/14	950	1,061
Anadarko Petroleum Corp.	5.750%	6/15/14	560	610
Anadarko Petroleum Corp.	5.950%	9/15/16	5,100	5,914
Apache Corp.	5.250%	4/15/13	1,920	2,020
Apache Corp.	6.000%	9/15/13	1,450	1,569
Apache Corp.	5.625%	1/15/17	825	979
BP Capital Markets plc	5.250%	11/7/13	7,290	7,827
BP Capital Markets plc	3.625%	5/8/14	4,325	4,576
BP Capital Markets plc	1.700%	12/5/14	1,400	1,434
BP Capital Markets plc	3.875%	3/10/15	10,125	10,981
BP Capital Markets plc	3.125%	10/1/15	2,050	2,193
BP Capital Markets plc	3.200%	3/11/16	400	427
BP Capital Markets plc	2.248%	11/1/16	2,150	2,222
Canadian Natural Resources Ltd.	5.150%	2/1/13	1,500	1,560
Canadian Natural Resources Ltd.	1.450%	11/14/14	1,300	1,324
Canadian Natural Resources Ltd.	4.900%	12/1/14	400	442
Cenovus Energy Inc.	4.500%	9/15/14	2,300	2,488
Chevron Corp.	3.950%	3/3/14	3,325	3,552
ConocoPhillips	4.750%	2/1/14	5,075	5,476
ConocoPhillips	4.600%	1/15/15	6,700	7,437
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	2,900	3,459
Devon Energy Corp.	5.625%	1/15/14	1,800	1,961
Devon Energy Corp.	2.400%	7/15/16	1,675	1,736
Diamond Offshore Drilling Inc.	5.150%	9/1/14	750	817
EnCana Holdings Finance Corp.	5.800%	5/1/14	2,450	2,656
Ensco plc	3.250%	3/15/16	4,625	4,836
EOG Resources Inc.	2.950%	6/1/15	4,125	4,371
Husky Energy Inc.	5.900%	6/15/14	1,400	1,529
Marathon Petroleum Corp.	3.500%	3/1/16	2,700	2,807
Noble Holding International Ltd.	3.450%	8/1/15	800	840
Noble Holding International Ltd.	3.050%	3/1/16	1,000	1,034
Occidental Petroleum Corp.	1.450%	12/13/13	2,875	2,920
Occidental Petroleum Corp.	2.500%	2/1/16	800	845
Occidental Petroleum Corp.	4.125%	6/1/16	2,500	2,811
Occidental Petroleum Corp.	1.750%	2/15/17	3,350	3,412
PC Financial Partnership	5.000%	11/15/14	3,400	3,722
Petrohawk Energy Corp.	10.500%	8/1/14	700	778
Petrohawk Energy Corp.	7.875%	6/1/15	1,225	1,294
Shell International Finance BV	1.875%	3/25/13	3,425	3,483

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Shell International Finance BV	4.000%	3/21/14	10,125	10,811
Shell International Finance BV	3.100%	6/28/15	1,775	1,910
Shell International Finance BV	3.250%	9/22/15	775	840
Total Capital Canada Ltd.	1.625%	1/28/14	1,000	1,021
Total Capital International SA	1.500%	2/17/17	2,200	2,202
Total Capital SA	3.000%	6/24/15	8,525	9,075
Total Capital SA	2.300%	3/15/16	200	208
Transocean Inc.	5.250%	3/15/13	1,450	1,501
Transocean Inc.	4.950%	11/15/15	3,795	4,090
Transocean Inc.	5.050%	12/15/16	2,000	2,185
Valero Energy Corp.	4.750%	6/15/13	775	807
Valero Energy Corp.	4.500%	2/1/15	2,000	2,145
Weatherford International Ltd.	5.500%	2/15/16	1,040	1,158

Other Industrial (0.0%)
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	2.900%	10/15/14	660	700

Technology (6.0%)
Adobe Systems Inc.	3.250%	2/1/15	2,250	2,377
Agilent Technologies Inc.	5.500%	9/14/15	3,300	3,724
Amphenol Corp.	4.750%	11/15/14	400	433
Analog Devices Inc.	3.000%	4/15/16	1,000	1,061
Applied Materials Inc.	2.650%	6/15/16	700	729
Arrow Electronics Inc.	3.375%	11/1/15	500	514
Avnet Inc.	6.625%	9/15/16	1,600	1,829
Broadcom Corp.	1.500%	11/1/13	500	506
Broadcom Corp.	2.375%	11/1/15	2,400	2,501
CA Inc.	6.125%	12/1/14	1,500	1,650
Cisco Systems Inc.	1.625%	3/14/14	6,775	6,923
Cisco Systems Inc.	2.900%	11/17/14	5,500	5,837
Cisco Systems Inc.	5.500%	2/22/16	3,575	4,186
Computer Sciences Corp.	5.500%	3/15/13	1,700	1,763
Dell Inc.	4.700%	4/15/13	500	522
Dell Inc.	1.400%	9/10/13	475	480
Dell Inc.	2.300%	9/10/15	4,375	4,539
Dell Inc.	3.100%	4/1/16	425	455
Dun & Bradstreet Corp.	6.000%	4/1/13	50	52
Dun & Bradstreet Corp.	2.875%	11/15/15	625	641
Fiserv Inc.	3.125%	6/15/16	3,275	3,379
Google Inc.	1.250%	5/19/14	900	916
Google Inc.	2.125%	5/19/16	2,700	2,825
Harris Corp.	5.000%	10/1/15	200	220
Hewlett-Packard Co.	4.500%	3/1/13	6,200	6,423
Hewlett-Packard Co.	1.250%	9/13/13	5,900	5,917
Hewlett-Packard Co.	6.125%	3/1/14	2,768	3,024
Hewlett-Packard Co.	1.550%	5/30/14	1,725	1,742
Hewlett-Packard Co.	2.625%	12/9/14	3,575	3,701
Hewlett-Packard Co.	2.350%	3/15/15	3,200	3,272
Hewlett-Packard Co.	2.125%	9/13/15	2,650	2,687
Hewlett-Packard Co.	2.200%	12/1/15	750	760
Hewlett-Packard Co.	2.650%	6/1/16	1,220	1,254
Hewlett-Packard Co.	3.000%	9/15/16	1,650	1,724
Hewlett-Packard Co.	3.300%	12/9/16	4,325	4,568
HP Enterprise Services LLC	6.000%	8/1/13	425	453

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
IBM International Group Capital LLC	5.050%	10/22/12	715	736
Intel Corp.	1.950%	10/1/16	3,475	3,609
International Business Machines Corp.	2.100%	5/6/13	5,725	5,842
International Business Machines Corp.	1.000%	8/5/13	3,700	3,725
International Business Machines Corp.	6.500%	10/15/13	4,275	4,685
International Business Machines Corp.	1.250%	5/12/14	3,075	3,118
International Business Machines Corp.	0.550%	2/6/15	3,500	3,482
International Business Machines Corp.	2.000%	1/5/16	3,500	3,630
International Business Machines Corp.	1.950%	7/22/16	4,650	4,800
International Business Machines Corp.	1.250%	2/6/17	1,500	1,496
Juniper Networks Inc.	3.100%	3/15/16	300	312
Lexmark International Inc.	5.900%	6/1/13	150	157
Maxim Integrated Products Inc.	3.450%	6/14/13	150	155
Microsoft Corp.	0.875%	9/27/13	2,050	2,066
Microsoft Corp.	2.950%	6/1/14	5,350	5,653
Microsoft Corp.	1.625%	9/25/15	450	464
Microsoft Corp.	2.500%	2/8/16	3,527	3,747
Oracle Corp.	4.950%	4/15/13	2,375	2,496
Oracle Corp.	3.750%	7/8/14	5,930	6,370
Oracle Corp.	5.250%	1/15/16	4,050	4,695
Pitney Bowes Inc.	4.875%	8/15/14	1,800	1,918
Pitney Bowes Inc.	4.750%	1/15/16	2,750	2,913
Symantec Corp.	2.750%	9/15/15	1,000	1,034
Texas Instruments Inc.	1.375%	5/15/14	4,400	4,486
Texas Instruments Inc.	2.375%	5/16/16	2,925	3,076
Tyco Electronics Group SA	1.600%	2/3/15	1,200	1,203
Xerox Corp.	5.500%	5/15/12	1,150	1,160
Xerox Corp.	5.650%	5/15/13	125	131
Xerox Corp.	4.250%	2/15/15	9,425	10,051
Xerox Corp.	6.400%	3/15/16	200	227

Transportation (1.0%)
Burlington Northern Santa Fe LLC	7.000%	2/1/14	2,100	2,341
Canadian National Railway Co.	4.400%	3/15/13	1,000	1,040
Canadian National Railway Co.	5.800%	6/1/16	700	823
Canadian National Railway Co.	1.450%	12/15/16	425	426
1 Continental Airlines 2009-1 Pass Through Trust	9.000%	7/8/16	885	1,011
CSX Corp.	6.250%	4/1/15	4,966	5,738
JB Hunt Transport Services Inc.	3.375%	9/15/15	300	309
Norfolk Southern Corp.	5.750%	1/15/16	3,200	3,726
Ryder System Inc.	6.000%	3/1/13	150	157
Ryder System Inc.	5.850%	3/1/14	500	540
Ryder System Inc.	3.150%	3/2/15	525	547
Ryder System Inc.	7.200%	9/1/15	325	379
Ryder System Inc.	3.600%	3/1/16	2,600	2,720
Ryder System Inc.	2.500%	3/1/17	1,000	1,004
Southwest Airlines Co.	5.750%	12/15/16	1,390	1,536
1 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	2,212	2,539
United Parcel Service Inc.	3.875%	4/1/14	3,950	4,223
				1,402,074
Utilities (6.8%)
Electric (4.7%)
Ameren Corp.	8.875%	5/15/14	525	594
Appalachian Power Co.	3.400%	5/24/15	600	632
Arizona Public Service Co.	5.800%	6/30/14	1,800	1,980

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Baltimore Gas & Electric Co.	5.900%	10/1/16	1,700	1,990
Carolina Power & Light Co.	5.125%	9/15/13	75	80
Carolina Power & Light Co.	5.150%	4/1/15	237	266
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	3,450	3,866
Cleveland Electric Illuminating Co.	5.650%	12/15/13	75	80
Commonwealth Edison Co.	1.625%	1/15/14	3,325	3,382
Commonwealth Edison Co.	4.700%	4/15/15	600	663
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,500	2,597
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	1,972	2,271
Consolidated Natural Gas Co.	5.000%	12/1/14	225	248
Constellation Energy Group Inc.	4.550%	6/15/15	525	567
Consumers Energy Co.	5.375%	4/15/13	50	53
Consumers Energy Co.	5.500%	8/15/16	1,300	1,494
Dayton Power & Light Co.	5.125%	10/1/13	960	1,022
Dominion Resources Inc.	5.000%	3/15/13	200	209
Dominion Resources Inc.	1.800%	3/15/14	4,650	4,752
Dominion Resources Inc.	5.150%	7/15/15	1,725	1,948
Dominion Resources Inc.	2.250%	9/1/15	1,625	1,690
Dominion Resources Inc.	1.950%	8/15/16	750	769
1 Dominion Resources Inc.	7.500%	6/30/66	1,100	1,166
Duke Energy Carolinas LLC	1.750%	12/15/16	4,525	4,602
Duke Energy Corp.	6.300%	2/1/14	3,900	4,298
Duke Energy Corp.	3.950%	9/15/14	975	1,045
Duke Energy Corp.	3.350%	4/1/15	3,375	3,597
Entergy Corp.	4.700%	1/15/17	1,800	1,892
Entergy Louisiana LLC	1.875%	12/15/14	2,000	2,039
Exelon Corp.	4.900%	6/15/15	4,450	4,848
FirstEnergy Solutions Corp.	4.800%	2/15/15	5,050	5,472
Florida Power Corp.	5.100%	12/1/15	2,150	2,444
Great Plains Energy Inc.	2.750%	8/15/13	325	329
2 Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	1,575	1,603
1 Integrys Energy Group Inc.	6.110%	12/1/66	500	496
Kentucky Utilities Co.	1.625%	11/1/15	350	356
LG&E and KU Energy LLC	2.125%	11/15/15	425	424
Louisville Gas & Electric Co.	1.625%	11/15/15	1,200	1,217
MidAmerican Energy Holdings Co.	5.875%	10/1/12	1,850	1,903
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	6,325	6,732
National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	2,200	2,336
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	1,000	1,052
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	375	381
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,600	4,343
2 Niagara Mohawk Power Corp.	3.553%	10/1/14	50	53
Northeast Utilities	5.650%	6/1/13	25	26
Northern States Power Co.	1.950%	8/15/15	125	129
Ohio Power Co.	5.750%	9/1/13	107	115
Ohio Power Co.	6.000%	6/1/16	2,450	2,840
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	525	562
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,100	2,389
Pacific Gas & Electric Co.	6.250%	12/1/13	310	340
Pacific Gas & Electric Co.	4.800%	3/1/14	4,725	5,100
Peco Energy Co.	5.000%	10/1/14	25	27
Pepco Holdings Inc.	2.700%	10/1/15	500	506
PG&E Corp.	5.750%	4/1/14	50	55
PPL Energy Supply LLC	6.300%	7/15/13	1,650	1,749
PPL Energy Supply LLC	5.400%	8/15/14	75	81

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PPL Energy Supply LLC	6.200%	5/15/16	1,100	1,252
Progress Energy Inc.	6.050%	3/15/14	4,425	4,886
PSEG Power LLC	2.500%	4/15/13	2,250	2,292
PSEG Power LLC	5.000%	4/1/14	100	107
PSEG Power LLC	5.500%	12/1/15	975	1,100
PSEG Power LLC	2.750%	9/15/16	300	304
Public Service Co. of Colorado	7.875%	10/1/12	1,315	1,370
Public Service Electric & Gas Co.	2.700%	5/1/15	3,625	3,826
San Diego Gas & Electric Co.	5.300%	11/15/15	300	345
Sierra Pacific Power Co.	6.000%	5/15/16	1,750	2,065
Southern California Edison Co.	5.750%	3/15/14	2,675	2,945
Southern California Edison Co.	4.150%	9/15/14	1,089	1,176
Southern California Edison Co.	4.650%	4/1/15	600	662
Southern Co.	4.150%	5/15/14	1,141	1,220
Southern Co.	2.375%	9/15/15	4,450	4,602
Southern Co.	1.950%	9/1/16	1,100	1,118
Southern Power Co.	4.875%	7/15/15	1,875	2,065
Southwestern Electric Power Co.	5.550%	1/15/17	675	767
TECO Finance Inc.	4.000%	3/15/16	725	773
TransAlta Corp.	4.750%	1/15/15	1,600	1,716
Wisconsin Electric Power Co.	6.000%	4/1/14	1,950	2,156

Natural Gas (2.0%)
AGL Capital Corp.	6.375%	7/15/16	675	791
Atmos Energy Corp.	4.950%	10/15/14	105	115
Boardwalk Pipelines LP	5.500%	2/1/17	1,700	1,881
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,569
DCP Midstream Operating LP	3.250%	10/1/15	200	201
Enbridge Energy Partners LP	5.875%	12/15/16	1,000	1,152
Enbridge Inc.	5.800%	6/15/14	325	356
Enbridge Inc.	4.900%	3/1/15	2,600	2,818
Energy Transfer Partners LP	6.000%	7/1/13	340	359
Energy Transfer Partners LP	5.950%	2/1/15	3,900	4,278
Energy Transfer Partners LP	6.125%	2/15/17	1,000	1,113
Enterprise Products Operating LLC	9.750%	1/31/14	425	490
Enterprise Products Operating LLC	5.600%	10/15/14	3,800	4,184
Enterprise Products Operating LLC	5.000%	3/1/15	206	226
Enterprise Products Operating LLC	3.700%	6/1/15	1,300	1,384
Enterprise Products Operating LLC	3.200%	2/1/16	2,250	2,372
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,550	1,651
Kinder Morgan Energy Partners LP	3.500%	3/1/16	3,900	4,135
Magellan Midstream Partners LP	5.650%	10/15/16	650	746
National Grid plc	6.300%	8/1/16	1,800	2,100
Nisource Finance Corp.	6.150%	3/1/13	762	802
Nisource Finance Corp.	5.400%	7/15/14	2,325	2,541
ONEOK Inc.	5.200%	6/15/15	225	248
ONEOK Partners LP	3.250%	2/1/16	1,725	1,812
ONEOK Partners LP	6.150%	10/1/16	1,675	1,945
Plains All American Pipeline LP /
PAA Finance Corp.	6.125%	1/15/17	2,500	2,889
Questar Corp.	2.750%	2/1/16	275	282
Sempra Energy	2.000%	3/15/14	7,125	7,275
Spectra Energy Capital LLC	5.668%	8/15/14	248	269
Texas Gas Transmission LLC	4.600%	6/1/15	175	187
TransCanada PipeLines Ltd.	4.000%	6/15/13	425	441

Short-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
TransCanada PipeLines Ltd.	0.875%	3/2/15	1,300	1,296
TransCanada PipeLines Ltd.	3.400%	6/1/15	2,025	2,170
Williams Partners LP	3.800%	2/15/15	2,900	3,076
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	450	547

Other Utility (0.1%)
Veolia Environnement SA	5.250%	6/3/13	900	939
				193,087
Total Corporate Bonds (Cost $2,759,070)				2,810,434

			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
3 Vanguard Market Liquidity Fund (Cost $13,286)	0.111%		13,285,871	13,286
Total Investments (99.6%) (Cost $2,787,135)				2,838,502
Other Assets and Liabilities (0.4%)
Other Assets				42,215
Liabilities				(31,114)
				11,101
Net Assets (100%)				2,849,603

Short-Term Corporate Bond Index Fund

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	2,798,700
Undistributed Net Investment Income	106
Accumulated Net Realized Losses	(570)
Unrealized Appreciation (Depreciation)	51,367
Net Assets	2,849,603

Signal Shares—Net Assets
Applicable to 419,848 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,013
Net Asset Value Per Share—Signal Shares	$21.47

Institutional Shares—Net Assets
Applicable to 6,106,091 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	160,484
Net Asset Value Per Share—Institutional Shares	$26.28

ETF Shares—Net Assets
Applicable to 34,000,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,680,106
Net Asset Value Per Share—ETF Shares	$78.83

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $11,680,000, representing 0.4% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Interest[1]	29,215
Total Income	29,215
Expenses
The Vanguard Group—Note B
Investment Advisory Services	50
Management and Administrative—Signal Shares	3
Management and Administrative—Institutional Shares	38
Management and Administrative—ETF Shares	1,149
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	18
Marketing and Distribution—ETF Shares	270
Custodian Fees	6
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	43
Trustees’ Fees and Expenses	1
Total Expenses	1,578
Net Investment Income	27,637
Realized Net Gain (Loss)
Investment Securities Sold	(244)
Futures Contracts	(172)
Realized Net Gain (Loss)	(416)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	29,877
Net Increase (Decrease) in Net Assets Resulting from Operations	57,098
1 Interest income from an affiliated company of the fund was $7,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	27,637	33,625
Realized Net Gain (Loss)	(416)	3,474
Change in Unrealized Appreciation (Depreciation)	29,877	4,900
Net Increase (Decrease) in Net Assets Resulting from Operations	57,098	41,999
Distributions
Net Investment Income
Signal Shares	(64)	(25)
Institutional Shares	(1,626)	(3,490)
ETF Shares	(25,635)	(30,249)
Realized Capital Gain[1]
Signal Shares	(7)	—
Institutional Shares	(179)	(127)
ETF Shares	(2,576)	(800)
Total Distributions	(30,087)	(34,691)
Capital Share Transactions
Signal Shares	5,444	3,477
Institutional Shares	33,888	(9,699)
ETF Shares	749,965	1,191,319
Net Increase (Decrease) from Capital Share Transactions	789,297	1,185,097
Total Increase (Decrease)	816,308	1,192,405
Net Assets
Beginning of Period	2,033,295	840,890
End of Period[2]	2,849,603	2,033,295

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $1,425,000 and $927,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $106,000 and ($206,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Signal Shares
	Six Months	Nov. 18,
	Ended	2010[1] to
	February 29,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011
Net Asset Value, Beginning of Period	$21.26	$21.21
Investment Operations
Net Investment Income	.247	.387
Net Realized and Unrealized Gain (Loss) on Investments	.233	.091
Total from Investment Operations	.480	.478
Distributions
Dividends from Net Investment Income	(.245)	(.410)
Distributions from Realized Capital Gains	(.025)	(.018)
Total Distributions	(.270)	(.428)
Net Asset Value, End of Period	$21.47	$21.26

Total Return[2]	2.28%	2.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9	$3
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[3]
Ratio of Net Investment Income to Average Net Assets	2.40%	2.39%[3]
Portfolio Turnover Rate[4]	72%	63%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Nov 19,
	Ended	Ended	2009[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$26.03	$25.90	$25.02
Investment Operations
Net Investment Income	.308	.619	.453
Net Realized and Unrealized Gain (Loss) on Investments	.277	.151	.882
Total from Investment Operations	.585	.770	1.335
Distributions
Dividends from Net Investment Income	(.304)	(.618)	(.455)
Distributions from Realized Capital Gains	(.031)	(.022)	—
Total Distributions	(.335)	(.640)	(.455)
Net Asset Value, End of Period	$26.28	$26.03	$25.90

Total Return[2]	2.27%	3.01%	5.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$160	$125	$134
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	2.45%	2.44%	2.62%[3]
Portfolio Turnover Rate[4]	72%	63%	68%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Nov. 19,
	Ended	Ended	2009[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$78.06	$77.68	$75.05
Investment Operations
Net Investment Income	.907	1.815	1.334
Net Realized and Unrealized Gain (Loss) on Investments	.851	.443	2.636
Total from Investment Operations	1.758	2.258	3.970
Distributions
Dividends from Net Investment Income	(.896)	(1.813)	(1.340)
Distributions from Realized Capital Gains	(.092)	(.065)	—
Total Distributions	(.988)	(1.878)	(1.340)
Net Asset Value, End of Period	$78.83	$78.06	$77.68

Total Return	2.28%	2.94%	5.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,680	$1,905	$707
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	2.40%	2.39%	2.56%[2]
Portfolio Turnover Rate[3]	72%	63%	68%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). There were no open futures contracts at February 29, 2012.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Short-Term Corporate Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $394,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 29, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	14,782	—
Corporate Bonds	—	2,810,434	—
Temporary Cash Investments	13,286	—	—
Total	13,286	2,825,216	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Short-Term Corporate Bond Index Fund

At February 29, 2012, the cost of investment securities for tax purposes was $2,787,262,000. Net unrealized appreciation of investment securities for tax purposes was $51,240,000, consisting of unrealized gains of $53,096,000 on securities that had risen in value since their purchase and $1,856,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2012, the fund purchased $1,195,235,000 of investment securities and sold $391,390,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $417,710,000 and $431,983,000, respectively.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[1]	6,003	283	4,404	207
Issued in Lieu of Cash Distributions	66	3	24	1
Redeemed	(625)	(30)	(951)	(45)
Net Increase (Decrease)—Signal Shares	5,444	256	3,477	163
Institutional Shares
Issued[1]	56,914	2,185	20,397	785
Issued in Lieu of Cash Distributions	1,805	70	3,552	137
Redeemed	(24,831)	(958)	(33,648)	(1,287)
Net Increase (Decrease)—Institutional Shares	33,888	1,297	(9,699)	(365)
ETF Shares
Issued[1]	749,965	9,600	1,214,469	15,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(23,150)	(300)
Net Increase (Decrease)—ETF Shares	749,965	9,600	1,191,319	15,300
1 Includes purchase fees for fiscal 2012 and 2011 of $124,000 and $177,000, respectively (fund totals).

G. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics
	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VICSX	VICBX	VCIT
Expense Ratio[1]	0.14%	0.09%	0.14%
30-Day SEC Yield	3.27%	3.32%	3.27%

Financial Attributes
		Barclays
		5–10 Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	1,032	1,405	7,819
Yield to Maturity
(before expenses)	3.4%	3.5%	2.1%
Average Coupon	5.5%	5.6%	3.9%
Average Duration	6.2 years	6.2 years	5.1 years
Average Effective
Maturity	7.4 years	7.4 years	7.2 years
Short-Term
Reserves	2.2%	—	—

Sector Diversification (% of portfolio)
Finance	33.9%
Industrial	54.3
Utilities	10.6
Other	1.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	1.2%
1 - 3 Years	0.6
3 - 5 Years	0.4
5 - 10 Years	97.7
10 - 20 Years	0.1

Distribution by Credit Quality (% of portfolio)
Aaa	1.7
Aa	10.8
A	44.4
Baa	43.1

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares.

Intermediate-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 29, 2012
		Barclays
		5–10 Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	11.30%	11.41%
2011	5.65	6.19
2012	5.09	4.82
Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	3/2/2010	7.94%	4.37%	4.37%	8.74%
Fee-Adjusted
Returns		7.40			8.44
Institutional Shares	11/19/2009	7.98	4.41	4.33	8.74
Fee-Adjusted
Returns		7.44			8.48
ETF Shares	11/19/2009
Market Price		8.97			9.18
Net Asset Value		7.94			8.68

Fee-adjusted returns reflect the 0.50% fee on purchases of fund shares. The fee does not apply to the ETF Shares.
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
U.S. Government Securities (0.4%)
United States Treasury Note/Bond	1.375%	2/15/13	945	955
United States Treasury Note/Bond	3.875%	2/15/13	4,520	4,679
United States Treasury Note/Bond	2.750%	2/28/13	430	441
United States Treasury Note/Bond	1.000%	8/31/16	280	283
United States Treasury Note/Bond	0.875%	2/28/17	1,400	1,400
United States Treasury Note/Bond	2.000%	2/15/22	640	641
Total U.S. Government and Agency Obligations (Cost $8,399)				8,399
Corporate Bonds (97.5%)
Finance (33.4%)
Banking (21.3%)
American Express Bank FSB	6.000%	9/13/17	2,400	2,808
American Express Centurion Bank	6.000%	9/13/17	575	673
American Express Co.	6.150%	8/28/17	2,750	3,245
American Express Co.	7.000%	3/19/18	3,950	4,865
American Express Co.	8.125%	5/20/19	2,875	3,773
BanColombia SA	5.950%	6/3/21	900	932
Bank of America Corp.	5.420%	3/15/17	2,400	2,401
Bank of America Corp.	6.000%	9/1/17	5,250	5,574
Bank of America Corp.	5.750%	12/1/17	3,275	3,457
Bank of America Corp.	5.650%	5/1/18	5,975	6,226
Bank of America Corp.	5.490%	3/15/19	700	686
Bank of America Corp.	7.625%	6/1/19	7,725	8,807
Bank of America Corp.	5.625%	7/1/20	4,225	4,382
Bank of America Corp.	5.875%	1/5/21	3,675	3,883
Bank of America Corp.	5.000%	5/13/21	3,325	3,310
Bank of America Corp.	5.700%	1/24/22	1,775	1,879
Bank of America NA	5.300%	3/15/17	3,100	3,142
Bank of America NA	6.100%	6/15/17	250	260
Bank of New York Mellon Corp.	4.600%	1/15/20	875	970
Bank of New York Mellon Corp.	4.150%	2/1/21	1,900	2,045
Bank of New York Mellon Corp.	3.550%	9/23/21	2,800	2,906
Bank of Nova Scotia	4.375%	1/13/21	1,975	2,162
Barclays Bank plc	6.750%	5/22/19	3,050	3,493
Barclays Bank plc	5.125%	1/8/20	5,050	5,348
Barclays Bank plc	5.140%	10/14/20	1,825	1,752
BB&T Corp.	6.850%	4/30/19	1,600	1,983

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BB&T Corp.	5.250%	11/1/19	750	827
Bear Stearns Cos. LLC	6.400%	10/2/17	3,900	4,532
Bear Stearns Cos. LLC	7.250%	2/1/18	4,850	5,893
BNP Paribas SA	5.000%	1/15/21	5,150	5,268
Capital One Bank USA NA	8.800%	7/15/19	1,175	1,438
Capital One Financial Corp.	6.750%	9/15/17	4,525	5,243
Capital One Financial Corp.	4.750%	7/15/21	1,100	1,152
Citigroup Inc.	6.000%	8/15/17	2,450	2,710
Citigroup Inc.	6.125%	11/21/17	8,537	9,541
Citigroup Inc.	6.125%	5/15/18	4,700	5,256
Citigroup Inc.	8.500%	5/22/19	4,650	5,775
Citigroup Inc.	5.375%	8/9/20	4,475	4,868
Citigroup Inc.	4.500%	1/14/22	1,925	1,977
Comerica Bank	5.200%	8/22/17	650	720
Compass Bank	6.400%	10/1/17	800	831
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	2,675	2,818
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	3,875	3,851
Credit Suisse	6.000%	2/15/18	3,100	3,265
Credit Suisse	5.300%	8/13/19	3,175	3,371
Credit Suisse	5.400%	1/14/20	5,375	5,395
Credit Suisse	4.375%	8/5/20	3,135	3,187
1 Credit Suisse AG	5.860%	5/29/49	1,876	1,721
Deutsche Bank AG	6.000%	9/1/17	5,925	6,779
Discover Bank	8.700%	11/18/19	1,325	1,613
Discover Bank	7.000%	4/15/20	450	504
Fifth Third Bancorp	4.500%	6/1/18	1,000	1,041
1 Fifth Third Capital Trust IV	6.500%	4/15/67	1,425	1,420
First Niagara Financial Group Inc.	6.750%	3/19/20	100	108
First Niagara Financial Group Inc.	7.250%	12/15/21	425	444
Goldman Sachs Group Inc.	6.250%	9/1/17	6,150	6,774
Goldman Sachs Group Inc.	5.950%	1/18/18	5,975	6,429
Goldman Sachs Group Inc.	6.150%	4/1/18	6,100	6,605
Goldman Sachs Group Inc.	7.500%	2/15/19	5,485	6,277
Goldman Sachs Group Inc.	5.375%	3/15/20	4,925	5,020
Goldman Sachs Group Inc.	6.000%	6/15/20	1,850	1,964
Goldman Sachs Group Inc.	5.250%	7/27/21	6,400	6,381
Goldman Sachs Group Inc.	5.750%	1/24/22	4,925	5,139
HSBC Bank USA NA	6.000%	8/9/17	625	686
HSBC Bank USA NA	4.875%	8/24/20	3,405	3,427
HSBC Holdings plc	5.100%	4/5/21	3,550	3,907
HSBC Holdings plc	4.875%	1/14/22	1,300	1,402
HSBC USA Inc.	5.000%	9/27/20	1,950	1,987
Huntington Bancshares Inc.	7.000%	12/15/20	675	771
JPMorgan Chase & Co.	3.700%	1/20/15	50	53
JPMorgan Chase & Co.	6.125%	6/27/17	2,025	2,284
JPMorgan Chase & Co.	6.000%	1/15/18	10,832	12,584
JPMorgan Chase & Co.	6.300%	4/23/19	2,850	3,350
JPMorgan Chase & Co.	4.950%	3/25/20	1,350	1,449
JPMorgan Chase & Co.	4.400%	7/22/20	2,900	3,028
JPMorgan Chase & Co.	4.250%	10/15/20	3,750	3,878
JPMorgan Chase & Co.	4.625%	5/10/21	2,725	2,906
JPMorgan Chase & Co.	4.350%	8/15/21	7,125	7,479
JPMorgan Chase & Co.	4.500%	1/24/22	5,075	5,399

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase Bank NA	6.000%	10/1/17	5,760	6,529
KeyCorp	5.100%	3/24/21	1,900	2,060
Lloyds TSB Bank plc	6.375%	1/21/21	3,900	4,213
Manufacturers & Traders Trust Co.	6.625%	12/4/17	1,100	1,271
Merrill Lynch & Co. Inc.	5.700%	5/2/17	1,900	1,935
Merrill Lynch & Co. Inc.	6.400%	8/28/17	7,175	7,608
Merrill Lynch & Co. Inc.	6.875%	4/25/18	6,950	7,539
Merrill Lynch & Co. Inc.	6.875%	11/15/18	400	427
Morgan Stanley	5.550%	4/27/17	1,600	1,642
Morgan Stanley	6.250%	8/28/17	1,250	1,310
Morgan Stanley	5.950%	12/28/17	3,975	4,118
Morgan Stanley	6.625%	4/1/18	4,350	4,617
Morgan Stanley	7.300%	5/13/19	4,650	5,038
Morgan Stanley	5.625%	9/23/19	3,940	3,955
Morgan Stanley	5.500%	1/26/20	8,275	8,217
Morgan Stanley	5.500%	7/24/20	1,570	1,546
Morgan Stanley	5.750%	1/25/21	6,800	6,739
Morgan Stanley	5.500%	7/28/21	1,400	1,387
National City Corp.	6.875%	5/15/19	1,750	2,032
Northern Trust Corp.	3.450%	11/4/20	300	314
Northern Trust Corp.	3.375%	8/23/21	1,450	1,502
PNC Bank NA	4.875%	9/21/17	875	943
PNC Bank NA	6.000%	12/7/17	725	832
PNC Funding Corp.	5.125%	2/8/20	3,550	4,084
PNC Funding Corp.	4.375%	8/11/20	2,275	2,510
Royal Bank of Scotland Group plc	6.400%	10/21/19	4,750	4,974
Royal Bank of Scotland plc	5.625%	8/24/20	1,250	1,301
Royal Bank of Scotland plc	6.125%	1/11/21	2,700	2,929
Sovereign Bank	8.750%	5/30/18	400	447
State Street Corp.	5.375%	4/30/17	185	212
State Street Corp.	4.956%	3/15/18	2,975	3,139
State Street Corp.	4.375%	3/7/21	1,600	1,789
SunTrust Bank	7.250%	3/15/18	1,225	1,404
SunTrust Banks Inc.	6.000%	9/11/17	575	643
UBS AG	5.875%	12/20/17	5,825	6,450
UBS AG	5.750%	4/25/18	4,000	4,421
UBS AG	4.875%	8/4/20	3,900	4,026
US Bancorp	4.125%	5/24/21	2,275	2,491
US Bancorp	3.000%	3/15/22	50	50
Wachovia Bank NA	6.000%	11/15/17	1,700	1,953
Wachovia Corp.	5.750%	6/15/17	3,600	4,178
Wachovia Corp.	5.750%	2/1/18	3,050	3,540
Wells Fargo & Co.	5.625%	12/11/17	5,375	6,218
Wells Fargo & Co.	4.600%	4/1/21	4,950	5,467
Westpac Banking Corp.	4.875%	11/19/19	3,750	4,019

Brokerage (0.8%)
Ameriprise Financial Inc.	7.300%	6/28/19	500	613
Ameriprise Financial Inc.	5.300%	3/15/20	1,350	1,491
BlackRock Inc.	6.250%	9/15/17	200	238
BlackRock Inc.	5.000%	12/10/19	2,500	2,857
BlackRock Inc.	4.250%	5/24/21	1,700	1,844
Charles Schwab Corp.	4.450%	7/22/20	1,150	1,259
GFI Group Inc.	8.375%	7/19/18	150	142
Jefferies Group Inc.	5.125%	4/13/18	1,600	1,488

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Jefferies Group Inc.	8.500%	7/15/19	1,555	1,680
Lazard Group LLC	6.850%	6/15/17	1,000	1,083
Nomura Holdings Inc.	6.700%	3/4/20	2,375	2,570
TD Ameritrade Holding Corp.	5.600%	12/1/19	1,000	1,099

Finance Companies (3.0%)
Discover Financial Services	6.450%	6/12/17	100	110
Discover Financial Services	10.250%	7/15/19	900	1,151
1 GE Capital Trust I	6.375%	11/15/67	1,675	1,700
General Electric Capital Corp.	5.625%	9/15/17	4,840	5,575
General Electric Capital Corp.	5.625%	5/1/18	3,470	4,020
2 General Electric Capital Corp.	6.000%	8/7/19	8,400	9,774
General Electric Capital Corp.	5.500%	1/8/20	250	287
General Electric Capital Corp.	5.550%	5/4/20	4,225	4,825
General Electric Capital Corp.	4.375%	9/16/20	550	586
General Electric Capital Corp.	4.625%	1/7/21	6,175	6,611
General Electric Capital Corp.	5.300%	2/11/21	3,150	3,472
General Electric Capital Corp.	4.650%	10/17/21	3,225	3,503
1 General Electric Capital Corp.	6.375%	11/15/67	2,500	2,538
HSBC Finance Corp.	6.676%	1/15/21	5,318	5,701
SLM Corp.	8.450%	6/15/18	5,075	5,684
SLM Corp.	8.000%	3/25/20	2,000	2,192
SLM Corp.	7.250%	1/25/22	1,400	1,465

Insurance (5.3%)
ACE INA Holdings Inc.	5.900%	6/15/19	1,775	2,125
AEGON Funding Co. LLC	5.750%	12/15/20	775	831
Aetna Inc.	6.500%	9/15/18	750	924
Aetna Inc.	3.950%	9/1/20	950	1,015
Aetna Inc.	4.125%	6/1/21	925	1,005
Aflac Inc.	8.500%	5/15/19	800	1,045
Aflac Inc.	4.000%	2/15/22	500	507
Alleghany Corp.	5.625%	9/15/20	100	106
Allied World Assurance Co. Ltd.	5.500%	11/15/20	275	281
Allstate Corp.	7.450%	5/16/19	1,425	1,803
1 Allstate Corp.	6.125%	5/15/67	950	926
Alterra Finance LLC	6.250%	9/30/20	320	338
American Financial Group Inc.	9.875%	6/15/19	750	935
American International Group Inc.	5.450%	5/18/17	1,250	1,328
American International Group Inc.	5.850%	1/16/18	3,250	3,492
American International Group Inc.	8.250%	8/15/18	4,375	5,243
American International Group Inc.	6.400%	12/15/20	4,925	5,472
Aon Corp.	5.000%	9/30/20	1,725	1,931
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	100	105
Axis Specialty Finance LLC	5.875%	6/1/20	950	1,023
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,525	3,009
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	600	656
Berkshire Hathaway Inc.	3.750%	8/15/21	2,125	2,232
Chubb Corp.	5.750%	5/15/18	575	694
1 Chubb Corp.	6.375%	3/29/67	1,650	1,700
Cigna Corp.	4.375%	12/15/20	425	452
Cigna Corp.	4.500%	3/15/21	2,375	2,552
Cigna Corp.	4.000%	2/15/22	600	623
CNA Financial Corp.	7.350%	11/15/19	850	986
CNA Financial Corp.	5.875%	8/15/20	600	650

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CNA Financial Corp.	5.750%	8/15/21	500	540
Coventry Health Care Inc.	5.950%	3/15/17	500	567
Coventry Health Care Inc.	5.450%	6/15/21	1,150	1,272
Genworth Financial Inc.	6.515%	5/22/18	1,625	1,649
Genworth Financial Inc.	7.700%	6/15/20	900	929
Genworth Financial Inc.	7.200%	2/15/21	225	225
Genworth Financial Inc.	7.625%	9/24/21	725	744
Hanover Insurance Group Inc.	6.375%	6/15/21	725	786
Hartford Financial Services Group Inc.	6.300%	3/15/18	1,000	1,083
Hartford Financial Services Group Inc.	5.500%	3/30/20	1,875	1,952
Humana Inc.	7.200%	6/15/18	800	965
Lincoln National Corp.	8.750%	7/1/19	1,625	2,073
1 Lincoln National Corp.	6.050%	4/20/67	900	819
Manulife Financial Corp.	4.900%	9/17/20	925	959
Markel Corp.	5.350%	6/1/21	380	397
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,325	2,598
MetLife Inc.	6.817%	8/15/18	1,650	2,011
MetLife Inc.	7.717%	2/15/19	1,995	2,541
MetLife Inc.	4.750%	2/8/21	1,525	1,685
PartnerRe Finance B LLC	5.500%	6/1/20	675	698
Principal Financial Group Inc.	8.875%	5/15/19	800	1,028
Progressive Corp.	3.750%	8/23/21	400	434
1 Progressive Corp.	6.700%	6/15/67	1,200	1,254
Protective Life Corp.	7.375%	10/15/19	100	112
Prudential Financial Inc.	7.375%	6/15/19	1,625	2,017
Prudential Financial Inc.	5.375%	6/21/20	4,650	5,262
1 Prudential Financial Inc.	8.875%	6/15/68	925	1,098
Reinsurance Group of America Inc.	6.450%	11/15/19	600	677
Reinsurance Group of America Inc.	5.000%	6/1/21	1,150	1,200
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	350	391
Travelers Cos. Inc.	5.750%	12/15/17	700	842
Travelers Cos. Inc.	5.800%	5/15/18	600	731
Travelers Cos. Inc.	5.900%	6/2/19	600	724
Travelers Cos. Inc.	3.900%	11/1/20	1,125	1,221
UnitedHealth Group Inc.	6.000%	2/15/18	3,450	4,215
UnitedHealth Group Inc.	3.875%	10/15/20	750	815
UnitedHealth Group Inc.	3.375%	11/15/21	425	446
Unum Group	5.625%	9/15/20	825	876
WellPoint Inc.	5.250%	1/15/16	100	113
WellPoint Inc.	5.875%	6/15/17	450	531
WellPoint Inc.	7.000%	2/15/19	2,025	2,563
WellPoint Inc.	4.350%	8/15/20	1,400	1,529
WellPoint Inc.	3.700%	8/15/21	875	917
Willis Group Holdings plc	5.750%	3/15/21	1,550	1,689
Willis North America Inc.	7.000%	9/29/19	900	1,029
WR Berkley Corp.	5.375%	9/15/20	1,050	1,072
XLIT Ltd.	5.750%	10/1/21	725	799

Other Finance (0.1%)
NASDAQ OMX Group Inc.	5.550%	1/15/20	950	998

Real Estate Investment Trusts (2.9%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	450	456
AvalonBay Communities Inc.	5.700%	3/15/17	335	381
Boston Properties LP	3.700%	11/15/18	2,640	2,772

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Boston Properties LP	5.875%	10/15/19	1,350	1,568
Boston Properties LP	5.625%	11/15/20	1,075	1,236
Boston Properties LP	4.125%	5/15/21	1,200	1,265
Brandywine Operating Partnership LP	5.700%	5/1/17	950	995
Brandywine Operating Partnership LP	4.950%	4/15/18	500	505
BRE Properties Inc.	5.500%	3/15/17	975	1,083
CommonWealth REIT	5.875%	9/15/20	1,300	1,326
Digital Realty Trust LP	5.875%	2/1/20	600	651
Digital Realty Trust LP	5.250%	3/15/21	785	829
Duke Realty LP	6.750%	3/15/20	850	1,004
ERP Operating LP	5.750%	6/15/17	1,125	1,269
ERP Operating LP	4.750%	7/15/20	300	321
ERP Operating LP	4.625%	12/15/21	2,250	2,410
HCP Inc.	6.700%	1/30/18	2,550	2,977
HCP Inc.	3.750%	2/1/19	1,000	1,004
HCP Inc.	5.375%	2/1/21	1,775	1,941
Health Care REIT Inc.	4.700%	9/15/17	1,925	2,039
Health Care REIT Inc.	4.950%	1/15/21	900	936
Health Care REIT Inc.	5.250%	1/15/22	1,915	2,020
Healthcare Realty Trust Inc.	5.750%	1/15/21	800	832
Hospitality Properties Trust	5.625%	3/15/17	1,150	1,230
Kilroy Realty LP	4.800%	7/15/18	950	981
Kimco Realty Corp.	5.783%	3/15/16	1,100	1,212
Kimco Realty Corp.	6.875%	10/1/19	450	526
Liberty Property LP	6.625%	10/1/17	250	287
Liberty Property LP	4.750%	10/1/20	870	893
Mack-Cali Realty LP	7.750%	8/15/19	675	827
National Retail Properties Inc.	6.875%	10/15/17	1,250	1,440
ProLogis LP	6.250%	3/15/17	650	717
ProLogis LP	4.500%	8/15/17	200	205
ProLogis LP	6.625%	5/15/18	1,575	1,783
ProLogis LP	7.375%	10/30/19	450	525
ProLogis LP	6.875%	3/15/20	1,675	1,917
Realty Income Corp.	6.750%	8/15/19	1,000	1,173
Realty Income Corp.	5.750%	1/15/21	450	500
Regency Centers LP	5.875%	6/15/17	1,300	1,465
Simon Property Group LP	6.125%	5/30/18	1,775	2,123
Simon Property Group LP	10.350%	4/1/19	1,250	1,755
Simon Property Group LP	5.650%	2/1/20	3,474	4,091
Simon Property Group LP	4.375%	3/1/21	1,525	1,670
Simon Property Group LP	4.125%	12/1/21	250	270
UDR Inc.	4.250%	6/1/18	125	131
UDR Inc.	4.625%	1/10/22	500	523
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	1,225	1,259
				649,654
Industrial (53.6%)
Basic Industry (6.5%)
Air Products & Chemicals Inc.	3.000%	11/3/21	1,225	1,255
Albemarle Corp.	4.500%	12/15/20	125	134
Alcoa Inc.	6.500%	6/15/18	865	981
Alcoa Inc.	6.750%	7/15/18	1,200	1,383
Alcoa Inc.	5.720%	2/23/19	1,400	1,494
Alcoa Inc.	6.150%	8/15/20	1,625	1,760
Alcoa Inc.	5.400%	4/15/21	1,600	1,669
Allegheny Technologies Inc.	9.375%	6/1/19	900	1,165

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Allegheny Technologies Inc.	5.950%	1/15/21	265	292
AngloGold Ashanti Holdings plc	5.375%	4/15/20	700	716
ArcelorMittal	6.125%	6/1/18	1,750	1,840
ArcelorMittal	9.850%	6/1/19	2,300	2,771
ArcelorMittal	5.250%	8/5/20	4,300	4,234
ArcelorMittal	5.500%	3/1/21	1,750	1,728
ArcelorMittal	6.250%	2/25/22	500	516
Barrick Gold Corp.	6.950%	4/1/19	725	908
Barrick North America Finance LLC	6.800%	9/15/18	2,300	2,854
Barrick North America Finance LLC	4.400%	5/30/21	1,950	2,145
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	325	382
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	2,175	2,739
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	2,600	2,692
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	2,200	2,182
Carpenter Technology Corp.	5.200%	7/15/21	200	204
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	775	924
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	350	366
3 Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,175	1,192
Cliffs Natural Resources Inc.	5.900%	3/15/20	50	56
Cliffs Natural Resources Inc.	4.875%	4/1/21	2,350	2,492
Dow Chemical Co.	5.700%	5/15/18	2,125	2,477
Dow Chemical Co.	8.550%	5/15/19	1,975	2,631
Dow Chemical Co.	4.250%	11/15/20	5,100	5,467
Dow Chemical Co.	4.125%	11/15/21	2,669	2,830
Eastman Chemical Co.	4.500%	1/15/21	550	580
Ecolab Inc.	4.350%	12/8/21	1,950	2,143
EI du Pont de Nemours & Co.	6.000%	7/15/18	3,625	4,516
EI du Pont de Nemours & Co.	4.625%	1/15/20	2,175	2,533
EI du Pont de Nemours & Co.	3.625%	1/15/21	850	931
EI du Pont de Nemours & Co.	4.250%	4/1/21	500	574
FMC Corp.	3.950%	2/1/22	750	785
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	1,400	1,400
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	2,730	2,861
International Paper Co.	7.950%	6/15/18	4,500	5,659
International Paper Co.	9.375%	5/15/19	775	1,026
International Paper Co.	7.500%	8/15/21	1,601	2,055
3 Kinross Gold Corp.	5.125%	9/1/21	350	350
Lubrizol Corp.	8.875%	2/1/19	1,175	1,615
Mosaic Co.	3.750%	11/15/21	700	729
Newmont Mining Corp.	5.125%	10/1/19	1,500	1,708
Nucor Corp.	5.750%	12/1/17	1,300	1,554
Plum Creek Timberlands LP	4.700%	3/15/21	250	251
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	2,650	2,854
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	100	124
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	725	837
PPG Industries Inc.	6.650%	3/15/18	400	491
PPG Industries Inc.	3.600%	11/15/20	2,195	2,312
Praxair Inc.	4.500%	8/15/19	300	343
Praxair Inc.	4.050%	3/15/21	1,525	1,715
Praxair Inc.	3.000%	9/1/21	2,500	2,598
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	5,425	6,787
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	2,050	2,824
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	1,600	1,746
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,475	1,569
RPM International Inc.	6.125%	10/15/19	750	835

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sigma-Aldrich Corp.	3.375%	11/1/20	240	251
Southern Copper Corp.	5.375%	4/16/20	200	221
Teck Resources Ltd.	3.850%	8/15/17	400	426
Teck Resources Ltd.	3.000%	3/1/19	775	778
Teck Resources Ltd.	10.750%	5/15/19	4,475	5,549
Teck Resources Ltd.	4.750%	1/15/22	750	818
Vale Overseas Ltd.	5.625%	9/15/19	1,925	2,192
Vale Overseas Ltd.	4.625%	9/15/20	1,925	2,064
Vale Overseas Ltd.	4.375%	1/11/22	1,315	1,372
Valspar Corp.	7.250%	6/15/19	425	509
Valspar Corp.	4.200%	1/15/22	1,775	1,846

Capital Goods (5.4%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	200	223
Allied Waste North America Inc.	6.875%	6/1/17	200	210
Boeing Capital Corp.	2.900%	8/15/18	300	320
Boeing Co.	6.000%	3/15/19	225	280
Boeing Co.	4.875%	2/15/20	1,975	2,353
Boeing Co.	8.750%	8/15/21	300	437
Caterpillar Financial Services Corp.	5.450%	4/15/18	500	592
Caterpillar Financial Services Corp.	7.150%	2/15/19	3,775	4,921
Caterpillar Inc.	7.900%	12/15/18	1,850	2,510
Caterpillar Inc.	3.900%	5/27/21	2,425	2,690
Cooper US Inc.	3.875%	12/15/20	800	840
CRH America Inc.	4.125%	1/15/16	1,000	1,011
CRH America Inc.	8.125%	7/15/18	200	234
CRH America Inc.	5.750%	1/15/21	400	411
Danaher Corp.	5.400%	3/1/19	2,350	2,793
Danaher Corp.	3.900%	6/23/21	1,375	1,519
Deere & Co.	4.375%	10/16/19	2,425	2,778
Dover Corp.	4.300%	3/1/21	1,750	1,990
Eaton Corp.	6.950%	3/20/19	1,085	1,373
Embraer Overseas Ltd.	6.375%	1/15/20	1,275	1,414
Emerson Electric Co.	4.875%	10/15/19	1,250	1,461
Emerson Electric Co.	4.250%	11/15/20	575	638
General Dynamics Corp.	3.875%	7/15/21	1,150	1,262
General Electric Co.	5.250%	12/6/17	7,300	8,613
Goodrich Corp.	4.875%	3/1/20	1,100	1,264
Goodrich Corp.	3.600%	2/1/21	575	612
Harsco Corp.	5.750%	5/15/18	475	545
Honeywell International Inc.	5.300%	3/1/18	2,500	2,999
Honeywell International Inc.	4.250%	3/1/21	2,685	3,089
IDEX Corp.	4.200%	12/15/21	600	614
Illinois Tool Works Inc.	6.250%	4/1/19	475	586
3 Illinois Tool Works Inc.	3.375%	9/15/21	977	1,021
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,454	1,791
John Deere Capital Corp.	5.500%	4/13/17	800	954
John Deere Capital Corp.	2.800%	9/18/17	300	320
John Deere Capital Corp.	5.350%	4/3/18	250	299
John Deere Capital Corp.	3.900%	7/12/21	1,200	1,323
John Deere Capital Corp.	3.150%	10/15/21	2,225	2,317
John Deere Capital Corp.	2.750%	3/15/22	225	225
Kennametal Inc.	3.875%	2/15/22	350	351
L-3 Communications Corp.	5.200%	10/15/19	75	81
L-3 Communications Corp.	4.750%	7/15/20	1,725	1,789

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
L-3 Communications Corp.	4.950%	2/15/21	1,900	1,979
Lockheed Martin Corp.	4.250%	11/15/19	2,325	2,548
Lockheed Martin Corp.	3.350%	9/15/21	1,375	1,409
Northrop Grumman Corp.	5.050%	8/1/19	1,275	1,429
Northrop Grumman Corp.	3.500%	3/15/21	1,100	1,135
Parker Hannifin Corp.	5.500%	5/15/18	425	499
Raytheon Co.	6.750%	3/15/18	250	309
Raytheon Co.	4.400%	2/15/20	125	140
Raytheon Co.	3.125%	10/15/20	3,075	3,184
Republic Services Inc.	3.800%	5/15/18	2,700	2,911
Republic Services Inc.	5.500%	9/15/19	925	1,068
Republic Services Inc.	5.000%	3/1/20	675	761
Republic Services Inc.	5.250%	11/15/21	2,225	2,572
Rockwell Collins Inc.	3.100%	11/15/21	475	491
Roper Industries Inc.	6.250%	9/1/19	600	712
Sonoco Products Co.	4.375%	11/1/21	775	809
Stanley Black & Decker Inc.	3.400%	12/1/21	2,300	2,361
Textron Inc.	7.250%	10/1/19	850	976
Tyco International Finance SA	3.750%	1/15/18	600	640
Tyco International Finance SA	8.500%	1/15/19	1,900	2,456
Tyco International Ltd. /
Tyco International Finance SA	7.000%	12/15/19	1,000	1,245
Tyco International Ltd. /
Tyco International Finance SA	6.875%	1/15/21	250	314
United Technologies Corp.	5.375%	12/15/17	1,450	1,746
United Technologies Corp.	6.125%	2/1/19	2,175	2,699
United Technologies Corp.	4.500%	4/15/20	3,300	3,829
Waste Management Inc.	6.100%	3/15/18	650	768
Waste Management Inc.	7.375%	3/11/19	200	252
Waste Management Inc.	4.750%	6/30/20	2,550	2,835
Waste Management Inc.	4.600%	3/1/21	450	500
3 Xylem Inc.	4.875%	10/1/21	620	673

Communication (8.8%)
America Movil SAB de CV	5.625%	11/15/17	775	907
America Movil SAB de CV	5.000%	10/16/19	1,100	1,251
America Movil SAB de CV	5.000%	3/30/20	3,775	4,293
American Tower Corp.	7.000%	10/15/17	600	691
American Tower Corp.	4.500%	1/15/18	3,300	3,411
American Tower Corp.	5.050%	9/1/20	1,275	1,326
AT&T Inc.	5.500%	2/1/18	6,725	8,012
AT&T Inc.	5.800%	2/15/19	2,575	3,108
AT&T Inc.	4.450%	5/15/21	1,325	1,488
AT&T Inc.	3.875%	8/15/21	3,125	3,367
AT&T Inc.	3.000%	2/15/22	300	300
British Telecommunications plc	5.950%	1/15/18	1,225	1,432
CBS Corp.	8.875%	5/15/19	1,000	1,332
CBS Corp.	5.750%	4/15/20	1,815	2,111
CBS Corp.	4.300%	2/15/21	650	692
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	4,600	6,425
CenturyLink Inc.	6.000%	4/1/17	3,225	3,427
CenturyLink Inc.	5.150%	6/15/17	1,500	1,544
CenturyLink Inc.	6.450%	6/15/21	2,000	2,138
Comcast Corp.	6.300%	11/15/17	2,650	3,231
Comcast Corp.	5.875%	2/15/18	1,600	1,891

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Corp.	5.700%	5/15/18	3,450	4,058
Comcast Corp.	5.700%	7/1/19	1,725	2,056
Comcast Corp.	5.150%	3/1/20	50	59
Deutsche Telekom International Finance BV	6.750%	8/20/18	450	547
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,625	1,898
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	5.875%	10/1/19	3,525	4,108
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	5.200%	3/15/20	1,425	1,601
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	4.600%	2/15/21	820	889
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	5.000%	3/1/21	1,750	1,948
Discovery Communications LLC	5.050%	6/1/20	1,775	2,041
Discovery Communications LLC	4.375%	6/15/21	800	883
France Telecom SA	5.375%	7/8/19	1,650	1,868
France Telecom SA	4.125%	9/14/21	2,300	2,419
Grupo Televisa SAB	6.000%	5/15/18	1,150	1,328
GTE Corp.	6.840%	4/15/18	750	936
GTE Corp.	8.750%	11/1/21	275	383
Interpublic Group of Cos. Inc.	10.000%	7/15/17	1,975	2,264
Moody’s Corp.	5.500%	9/1/20	775	825
NBCUniversal Media LLC	5.150%	4/30/20	2,750	3,181
NBCUniversal Media LLC	4.375%	4/1/21	3,840	4,212
News America Inc.	6.900%	3/1/19	2,525	3,065
News America Inc.	4.500%	2/15/21	2,325	2,504
Omnicom Group Inc.	4.450%	8/15/20	2,850	3,109
Qwest Corp.	6.750%	12/1/21	1,325	1,504
Reed Elsevier Capital Inc.	8.625%	1/15/19	1,400	1,761
Rogers Communications Inc.	6.800%	8/15/18	2,300	2,901
Telecom Italia Capital SA	6.999%	6/4/18	1,125	1,162
Telecom Italia Capital SA	7.175%	6/18/19	1,525	1,577
Telefonica Emisiones SAU	6.221%	7/3/17	1,300	1,386
Telefonica Emisiones SAU	5.877%	7/15/19	1,835	1,924
Telefonica Emisiones SAU	5.134%	4/27/20	2,900	2,853
Telefonica Emisiones SAU	5.462%	2/16/21	2,200	2,212
Telefonos de Mexico SAB de CV	5.500%	11/15/19	500	578
Thomson Reuters Corp.	6.500%	7/15/18	1,500	1,850
Thomson Reuters Corp.	4.700%	10/15/19	2,225	2,458
Time Warner Cable Inc.	5.850%	5/1/17	3,275	3,854
Time Warner Cable Inc.	6.750%	7/1/18	2,475	3,041
Time Warner Cable Inc.	8.250%	4/1/19	4,200	5,455
Time Warner Cable Inc.	5.000%	2/1/20	2,425	2,722
Time Warner Cable Inc.	4.125%	2/15/21	3,300	3,488
Time Warner Cable Inc.	4.000%	9/1/21	1,756	1,838
Verizon Communications Inc.	5.500%	4/1/17	450	530
Verizon Communications Inc.	5.500%	2/15/18	4,875	5,802
Verizon Communications Inc.	6.100%	4/15/18	1,900	2,325
Verizon Communications Inc.	8.750%	11/1/18	4,275	5,893
Verizon Communications Inc.	6.350%	4/1/19	2,075	2,568
Verizon Communications Inc.	4.600%	4/1/21	1,250	1,418
Verizon Communications Inc.	3.500%	11/1/21	3,700	3,876
Virgin Media Secured Finance plc	5.250%	1/15/21	1,700	1,861
Vodafone Group plc	4.625%	7/15/18	650	738
Vodafone Group plc	5.450%	6/10/19	2,925	3,480
3 WPP Finance 2010	4.750%	11/21/21	775	810

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consumer Cyclical (5.3%)
Advance Auto Parts Inc.	4.500%	1/15/22	1,075	1,138
AutoZone Inc.	7.125%	8/1/18	250	306
AutoZone Inc.	4.000%	11/15/20	750	788
Best Buy Co. Inc.	5.500%	3/15/21	950	925
BorgWarner Inc.	4.625%	9/15/20	75	81
Costco Wholesale Corp.	5.500%	3/15/17	1,725	2,070
CVS Caremark Corp.	5.750%	6/1/17	2,500	2,981
CVS Caremark Corp.	4.750%	5/18/20	1,850	2,108
CVS Caremark Corp.	4.125%	5/15/21	1,800	1,995
Darden Restaurants Inc.	6.200%	10/15/17	300	346
Darden Restaurants Inc.	4.500%	10/15/21	625	653
eBay Inc.	3.250%	10/15/20	550	570
Expedia Inc.	7.456%	8/15/18	350	393
Expedia Inc.	5.950%	8/15/20	1,800	1,839
Family Dollar Stores Inc.	5.000%	2/1/21	400	413
Gap Inc.	5.950%	4/12/21	1,825	1,829
Historic TW Inc.	6.875%	6/15/18	2,314	2,868
Home Depot Inc.	3.950%	9/15/20	1,000	1,107
Home Depot Inc.	4.400%	4/1/21	1,300	1,486
Hyatt Hotels Corp.	5.375%	8/15/21	150	155
3 Hyundai Capital America	4.000%	6/8/17	500	511
International Game Technology	7.500%	6/15/19	475	560
International Game Technology	5.500%	6/15/20	50	53
Johnson Controls Inc.	5.000%	3/30/20	725	830
Johnson Controls Inc.	4.250%	3/1/21	200	218
Johnson Controls Inc.	3.750%	12/1/21	2,175	2,298
Kohl’s Corp.	6.250%	12/15/17	300	356
Kohl’s Corp.	4.000%	11/1/21	1,450	1,523
Lowe’s Cos. Inc.	4.625%	4/15/20	1,775	2,011
Lowe’s Cos. Inc.	3.750%	4/15/21	750	808
Lowe’s Cos. Inc.	3.800%	11/15/21	849	924
Macy’s Retail Holdings Inc.	7.450%	7/15/17	875	1,074
Macy’s Retail Holdings Inc.	3.875%	1/15/22	1,000	1,028
Marriott International Inc.	3.000%	3/1/19	1,125	1,121
McDonald’s Corp.	5.300%	3/15/17	1,350	1,602
McDonald’s Corp.	5.350%	3/1/18	3,000	3,632
McDonald’s Corp.	5.000%	2/1/19	500	593
McDonald’s Corp.	3.500%	7/15/20	1,500	1,642
Nordstrom Inc.	6.250%	1/15/18	867	1,058
Nordstrom Inc.	4.750%	5/1/20	600	685
Nordstrom Inc.	4.000%	10/15/21	1,425	1,562
O’Reilly Automotive Inc.	4.875%	1/14/21	1,075	1,159
O’Reilly Automotive Inc.	4.625%	9/15/21	375	400
Starbucks Corp.	6.250%	8/15/17	850	1,010
Target Corp.	5.375%	5/1/17	300	357
Target Corp.	6.000%	1/15/18	4,400	5,368
Target Corp.	3.875%	7/15/20	500	553
Target Corp.	2.900%	1/15/22	2,125	2,147
Time Warner Inc.	4.875%	3/15/20	3,424	3,845
Time Warner Inc.	4.750%	3/29/21	1,325	1,488
Time Warner Inc.	4.000%	1/15/22	1,125	1,192
TJX Cos. Inc.	6.950%	4/15/19	625	780
Toyota Motor Credit Corp.	4.500%	6/17/20	1,025	1,135
Toyota Motor Credit Corp.	4.250%	1/11/21	425	464

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Toyota Motor Credit Corp.	3.400%	9/15/21	2,125	2,198
Toyota Motor Credit Corp.	3.300%	1/12/22	2,475	2,542
VF Corp.	3.500%	9/1/21	400	419
Viacom Inc.	3.500%	4/1/17	3,325	3,581
Viacom Inc.	6.125%	10/5/17	600	719
Viacom Inc.	4.500%	3/1/21	355	390
Viacom Inc.	3.875%	12/15/21	875	926
Wal-Mart Stores Inc.	5.375%	4/5/17	1,950	2,326
Wal-Mart Stores Inc.	5.800%	2/15/18	2,750	3,379
Wal-Mart Stores Inc.	3.625%	7/8/20	1,325	1,452
Wal-Mart Stores Inc.	3.250%	10/25/20	3,425	3,670
Wal-Mart Stores Inc.	4.250%	4/15/21	1,500	1,716
Walgreen Co.	5.250%	1/15/19	1,325	1,563
Walt Disney Co.	6.000%	7/17/17	900	1,090
Walt Disney Co.	3.750%	6/1/21	2,200	2,410
Walt Disney Co.	2.750%	8/16/21	750	760
Western Union Co.	3.650%	8/22/18	400	422
Wyndham Worldwide Corp.	5.750%	2/1/18	1,250	1,406
Yum! Brands Inc.	6.250%	3/15/18	650	774
Yum! Brands Inc.	5.300%	9/15/19	900	1,022
Yum! Brands Inc.	3.875%	11/1/20	1,375	1,437

Consumer Noncyclical (13.8%)
Abbott Laboratories	5.600%	11/30/17	3,550	4,331
Abbott Laboratories	5.125%	4/1/19	1,250	1,497
Abbott Laboratories	4.125%	5/27/20	3,675	4,207
Allergan Inc.	3.375%	9/15/20	1,125	1,175
Altria Group Inc.	9.700%	11/10/18	5,250	7,154
Altria Group Inc.	9.250%	8/6/19	2,999	4,091
Altria Group Inc.	4.750%	5/5/21	3,625	3,980
AmerisourceBergen Corp.	4.875%	11/15/19	520	586
AmerisourceBergen Corp.	3.500%	11/15/21	1,000	1,042
Amgen Inc.	5.850%	6/1/17	3,200	3,780
Amgen Inc.	5.700%	2/1/19	2,025	2,346
Amgen Inc.	3.450%	10/1/20	1,375	1,397
Amgen Inc.	4.100%	6/15/21	1,725	1,823
Amgen Inc.	3.875%	11/15/21	1,925	2,000
Anheuser-Busch Cos. LLC	5.500%	1/15/18	850	1,006
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	5,750	7,574
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	850	1,097
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	2,825	3,368
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,125	2,482
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,950	2,216
Archer-Daniels-Midland Co.	5.450%	3/15/18	500	597
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,925	3,350
3 Aristotle Holding Inc.	4.750%	11/15/21	1,425	1,506
3 Aristotle Holding Inc.	3.900%	2/15/22	875	891
AstraZeneca plc	5.900%	9/15/17	3,150	3,826
Avon Products Inc.	6.500%	3/1/19	800	906
Baxter International Inc.	4.500%	8/15/19	1,450	1,639
Baxter International Inc.	4.250%	3/15/20	525	588
Becton Dickinson and Co.	3.250%	11/12/20	800	832
Becton Dickinson and Co.	3.125%	11/8/21	3,150	3,241
Biogen Idec Inc.	6.875%	3/1/18	1,625	2,006
Boston Scientific Corp.	6.000%	1/15/20	2,175	2,537

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bottling Group LLC	5.125%	1/15/19	1,150	1,362
Bristol-Myers Squibb Co.	5.450%	5/1/18	855	1,038
Bunge Ltd. Finance Corp.	8.500%	6/15/19	1,100	1,361
Campbell Soup Co.	3.050%	7/15/17	125	134
Campbell Soup Co.	4.500%	2/15/19	700	785
Campbell Soup Co.	4.250%	4/15/21	425	479
Cardinal Health Inc.	4.625%	12/15/20	825	906
CareFusion Corp.	6.375%	8/1/19	750	882
Celgene Corp.	3.950%	10/15/20	1,115	1,149
Clorox Co.	3.800%	11/15/21	850	869
Coca-Cola Co.	5.350%	11/15/17	2,825	3,411
Coca-Cola Co.	4.875%	3/15/19	525	615
Coca-Cola Co.	3.150%	11/15/20	1,950	2,073
Coca-Cola Co.	3.300%	9/1/21	2,325	2,479
Coca-Cola Enterprises Inc.	3.500%	9/15/20	950	978
Coca-Cola Enterprises Inc.	3.250%	8/19/21	425	429
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	475	521
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	375	550
Colgate-Palmolive Co.	2.625%	5/1/17	300	320
Colgate-Palmolive Co.	2.450%	11/15/21	375	377
ConAgra Foods Inc.	7.000%	4/15/19	1,000	1,199
Corn Products International Inc.	4.625%	11/1/20	375	397
Covidien International Finance SA	6.000%	10/15/17	2,600	3,149
Covidien International Finance SA	4.200%	6/15/20	825	911
CR Bard Inc.	4.400%	1/15/21	1,200	1,347
Delhaize Group SA	6.500%	6/15/17	700	816
DENTSPLY International Inc.	4.125%	8/15/21	300	311
Diageo Capital plc	5.750%	10/23/17	1,550	1,863
Diageo Capital plc	4.828%	7/15/20	2,010	2,326
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	770	964
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	175	176
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,475	1,496
Eli Lilly & Co.	5.200%	3/15/17	1,300	1,535
Energizer Holdings Inc.	4.700%	5/19/21	525	554
Express Scripts Inc.	7.250%	6/15/19	525	652
General Mills Inc.	5.650%	2/15/19	2,050	2,462
General Mills Inc.	3.150%	12/15/21	1,925	1,961
Gilead Sciences Inc.	4.500%	4/1/21	1,975	2,115
Gilead Sciences Inc.	4.400%	12/1/21	1,425	1,523
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	4,525	5,541
Hasbro Inc.	6.300%	9/15/17	525	604
Hershey Co.	4.125%	12/1/20	225	252
HJ Heinz Co.	2.850%	3/1/22	1,050	1,048
Hormel Foods Corp.	4.125%	4/15/21	100	110
Hospira Inc.	6.050%	3/30/17	400	448
JM Smucker Co.	3.500%	10/15/21	1,300	1,342
Johnson & Johnson	5.550%	8/15/17	925	1,136
Johnson & Johnson	5.150%	7/15/18	2,325	2,831
Johnson & Johnson	3.550%	5/15/21	650	722
Kellogg Co.	3.250%	5/21/18	2,325	2,449
Kellogg Co.	4.150%	11/15/19	75	81
Kellogg Co.	4.000%	12/15/20	1,800	1,939
Kimberly-Clark Corp.	6.125%	8/1/17	1,329	1,628
Kimberly-Clark Corp.	7.500%	11/1/18	1,425	1,897
Kimberly-Clark Corp.	3.625%	8/1/20	100	108

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kimberly-Clark Corp.	3.875%	3/1/21	1,075	1,180
Koninklijke Philips Electronics NV	5.750%	3/11/18	2,825	3,328
Kraft Foods Inc.	6.500%	8/11/17	1,075	1,308
Kraft Foods Inc.	6.125%	2/1/18	5,750	6,932
Kraft Foods Inc.	6.125%	8/23/18	1,050	1,264
Kraft Foods Inc.	5.375%	2/10/20	6,225	7,251
Kroger Co.	6.400%	8/15/17	600	730
Kroger Co.	6.800%	12/15/18	425	528
Kroger Co.	6.150%	1/15/20	2,490	3,069
Laboratory Corp. of America Holdings	4.625%	11/15/20	1,150	1,229
Life Technologies Corp.	6.000%	3/1/20	1,100	1,272
Life Technologies Corp.	5.000%	1/15/21	1,233	1,336
Lorillard Tobacco Co.	8.125%	6/23/19	650	814
Lorillard Tobacco Co.	6.875%	5/1/20	1,850	2,198
Massachusetts Healthcare System Inc.
(Partners Healthcare)	3.443%	7/1/21	225	225
McCormick & Co. Inc.	3.900%	7/15/21	275	297
McKesson Corp.	4.750%	3/1/21	2,275	2,608
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,350	1,513
Medco Health Solutions Inc.	7.125%	3/15/18	2,675	3,197
Medco Health Solutions Inc.	4.125%	9/15/20	725	751
Medtronic Inc.	4.450%	3/15/20	3,950	4,498
Merck & Co. Inc.	6.000%	9/15/17	400	496
Merck & Co. Inc.	5.000%	6/30/19	2,625	3,143
Merck & Co. Inc.	3.875%	1/15/21	2,075	2,337
Newell Rubbermaid Inc.	4.700%	8/15/20	850	922
Novartis Capital Corp.	4.400%	4/24/20	1,950	2,255
Novartis Securities Investment Ltd.	5.125%	2/10/19	3,811	4,540
PepsiCo Inc.	5.000%	6/1/18	1,625	1,922
PepsiCo Inc.	7.900%	11/1/18	3,400	4,654
PepsiCo Inc.	4.500%	1/15/20	3,900	4,489
PepsiCo Inc.	3.125%	11/1/20	895	935
PepsiCo Inc.	2.750%	3/5/22	850	849
PerkinElmer Inc.	5.000%	11/15/21	825	875
Pfizer Inc.	6.200%	3/15/19	6,925	8,755
Philip Morris International Inc.	5.650%	5/16/18	4,175	5,018
Philip Morris International Inc.	4.500%	3/26/20	2,175	2,455
Philip Morris International Inc.	4.125%	5/17/21	200	221
Philip Morris International Inc.	2.900%	11/15/21	1,200	1,212
Procter & Gamble Co.	4.700%	2/15/19	1,885	2,220
Quest Diagnostics Inc.	4.700%	4/1/21	2,175	2,373
Ralcorp Holdings Inc.	4.950%	8/15/20	275	280
Reynolds American Inc.	6.750%	6/15/17	700	833
Safeway Inc.	6.350%	8/15/17	1,325	1,550
Safeway Inc.	5.000%	8/15/19	625	673
Safeway Inc.	3.950%	8/15/20	1,200	1,215
Safeway Inc.	4.750%	12/1/21	300	317
Sanofi	4.000%	3/29/21	3,325	3,701
Sara Lee Corp.	4.100%	9/15/20	100	101
St. Jude Medical Inc.	4.875%	7/15/19	400	457
Stryker Corp.	4.375%	1/15/20	500	557
Sysco Corp.	5.250%	2/12/18	970	1,146
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	1,650	1,714
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	1,000	1,042
Thermo Fisher Scientific Inc.	4.500%	3/1/21	2,175	2,476

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Thermo Fisher Scientific Inc.	3.600%	8/15/21	1,600	1,710
Tupperware Brands Corp.	4.750%	6/1/21	300	309
Unilever Capital Corp.	4.800%	2/15/19	925	1,082
Unilever Capital Corp.	4.250%	2/10/21	1,700	1,945
Watson Pharmaceuticals Inc.	6.125%	8/15/19	375	440
Wyeth LLC	5.450%	4/1/17	900	1,067
Zimmer Holdings Inc.	4.625%	11/30/19	175	192
Zimmer Holdings Inc.	3.375%	11/30/21	2,100	2,139

Energy (7.0%)
Anadarko Petroleum Corp.	6.375%	9/15/17	3,875	4,652
Anadarko Petroleum Corp.	8.700%	3/15/19	925	1,230
Apache Corp.	3.625%	2/1/21	2,800	3,004
Baker Hughes Inc.	7.500%	11/15/18	1,050	1,400
3 Baker Hughes Inc.	3.200%	8/15/21	1,700	1,759
BP Capital Markets plc	4.750%	3/10/19	1,200	1,366
BP Capital Markets plc	4.500%	10/1/20	3,275	3,688
BP Capital Markets plc	4.742%	3/11/21	1,850	2,138
BP Capital Markets plc	3.561%	11/1/21	1,550	1,645
Cameron International Corp.	6.375%	7/15/18	425	500
Cameron International Corp.	4.500%	6/1/21	350	383
Canadian Natural Resources Ltd.	5.700%	5/15/17	2,500	2,988
Canadian Natural Resources Ltd.	3.450%	11/15/21	650	678
Cenovus Energy Inc.	5.700%	10/15/19	2,075	2,496
Chevron Corp.	4.950%	3/3/19	2,025	2,431
ConocoPhillips	5.750%	2/1/19	4,425	5,474
ConocoPhillips	6.000%	1/15/20	2,475	3,114
Devon Energy Corp.	6.300%	1/15/19	1,250	1,551
Devon Energy Corp.	4.000%	7/15/21	1,175	1,289
Diamond Offshore Drilling Inc.	5.875%	5/1/19	400	470
Encana Corp.	5.900%	12/1/17	825	954
Encana Corp.	3.900%	11/15/21	1,875	1,885
Ensco plc	4.700%	3/15/21	3,375	3,689
EOG Resources Inc.	5.875%	9/15/17	300	361
EOG Resources Inc.	5.625%	6/1/19	1,400	1,675
EOG Resources Inc.	4.400%	6/1/20	2,000	2,245
EOG Resources Inc.	4.100%	2/1/21	1,890	2,082
EQT Corp.	6.500%	4/1/18	1,500	1,729
EQT Corp.	8.125%	6/1/19	1,075	1,293
EQT Corp.	4.875%	11/15/21	1,175	1,206
Halliburton Co.	5.900%	9/15/18	500	610
Halliburton Co.	6.150%	9/15/19	1,500	1,847
Halliburton Co.	3.250%	11/15/21	1,350	1,413
Hess Corp.	8.125%	2/15/19	2,175	2,832
Husky Energy Inc.	7.250%	12/15/19	1,750	2,203
Marathon Oil Corp.	6.000%	10/1/17	1,200	1,417
Marathon Oil Corp.	5.900%	3/15/18	2,050	2,419
Marathon Petroleum Corp.	5.125%	3/1/21	950	1,039
Nabors Industries Inc.	6.150%	2/15/18	750	868
Nabors Industries Inc.	9.250%	1/15/19	2,700	3,472
Nabors Industries Inc.	5.000%	9/15/20	650	702
Nabors Industries Inc.	4.625%	9/15/21	2,000	2,101
Noble Energy Inc.	8.250%	3/1/19	650	823
Noble Energy Inc.	4.150%	12/15/21	2,400	2,512
Noble Holding International Ltd.	2.500%	3/15/17	700	705

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Noble Holding International Ltd.	4.625%	3/1/21	725	783
Occidental Petroleum Corp.	4.100%	2/1/21	1,900	2,111
Petro-Canada	6.050%	5/15/18	1,725	2,085
Petrohawk Energy Corp.	7.250%	8/15/18	600	686
Petrohawk Energy Corp.	6.250%	6/1/19	2,050	2,317
Pride International Inc.	8.500%	6/15/19	1,050	1,349
Pride International Inc.	6.875%	8/15/20	1,000	1,220
Rowan Cos. Inc.	5.000%	9/1/17	1,150	1,235
Shell International Finance BV	5.200%	3/22/17	400	471
Shell International Finance BV	4.300%	9/22/19	4,925	5,711
Shell International Finance BV	4.375%	3/25/20	1,725	2,017
3 Southwestern Energy Co.	4.100%	3/15/22	1,775	1,773
Suncor Energy Inc.	6.100%	6/1/18	2,625	3,206
Talisman Energy Inc.	7.750%	6/1/19	700	877
Talisman Energy Inc.	3.750%	2/1/21	1,400	1,410
Total Capital International SA	2.875%	2/17/22	1,600	1,627
Total Capital SA	4.450%	6/24/20	1,725	1,978
Total Capital SA	4.125%	1/28/21	2,100	2,356
Transocean Inc.	6.000%	3/15/18	1,950	2,184
Transocean Inc.	6.500%	11/15/20	1,090	1,270
Transocean Inc.	6.375%	12/15/21	2,450	2,884
Valero Energy Corp.	6.125%	6/15/17	1,425	1,675
Valero Energy Corp.	9.375%	3/15/19	1,200	1,593
Valero Energy Corp.	6.125%	2/1/20	2,100	2,454
Weatherford International Ltd.	6.000%	3/15/18	1,550	1,781
Weatherford International Ltd.	9.625%	3/1/19	1,150	1,559
Weatherford International Ltd.	5.125%	9/15/20	1,800	1,983
Williams Cos. Inc.	7.875%	9/1/21	459	577
XTO Energy Inc.	6.250%	8/1/17	547	680
XTO Energy Inc.	5.500%	6/15/18	300	368
XTO Energy Inc.	6.500%	12/15/18	200	257

Other Industrial (0.1%)
Cintas Corp. No 2	6.125%	12/1/17	875	1,030
Cornell University New York Revenue	5.450%	2/1/19	150	180
Fluor Corp.	3.375%	9/15/21	700	710

Technology (4.9%)
Adobe Systems Inc.	4.750%	2/1/20	1,625	1,798
Agilent Technologies Inc.	6.500%	11/1/17	1,500	1,796
Amphenol Corp.	4.000%	2/1/22	450	463
Applied Materials Inc.	4.300%	6/15/21	1,650	1,804
Arrow Electronics Inc.	5.125%	3/1/21	300	310
Avnet Inc.	5.875%	6/15/20	500	546
BMC Software Inc.	4.250%	2/15/22	1,000	1,038
Broadcom Corp.	2.700%	11/1/18	1,500	1,553
CA Inc.	5.375%	12/1/19	1,825	2,012
Cisco Systems Inc.	3.150%	3/14/17	2,100	2,292
Cisco Systems Inc.	4.950%	2/15/19	2,300	2,715
Cisco Systems Inc.	4.450%	1/15/20	4,950	5,726
Computer Sciences Corp.	6.500%	3/15/18	1,475	1,571
Corning Inc.	4.250%	8/15/20	1,150	1,240
Dell Inc.	5.650%	4/15/18	1,725	2,020
Dell Inc.	5.875%	6/15/19	250	296
Dell Inc.	4.625%	4/1/21	1,275	1,426
Fiserv Inc.	6.800%	11/20/17	1,325	1,568

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Fiserv Inc.	4.625%	10/1/20	1,275	1,339
Google Inc.	3.625%	5/19/21	1,525	1,692
Harris Corp.	6.375%	6/15/19	650	733
Harris Corp.	4.400%	12/15/20	425	438
Hewlett-Packard Co.	5.400%	3/1/17	1,100	1,249
Hewlett-Packard Co.	5.500%	3/1/18	1,525	1,763
Hewlett-Packard Co.	3.750%	12/1/20	2,025	2,077
Hewlett-Packard Co.	4.300%	6/1/21	2,725	2,863
Hewlett-Packard Co.	4.375%	9/15/21	1,675	1,766
Hewlett-Packard Co.	4.650%	12/9/21	1,725	1,862
Intel Corp.	3.300%	10/1/21	3,075	3,264
International Business Machines Corp.	5.700%	9/14/17	5,675	6,910
International Business Machines Corp.	7.625%	10/15/18	2,929	3,970
International Business Machines Corp.	2.900%	11/1/21	1,550	1,608
Juniper Networks Inc.	4.600%	3/15/21	90	97
KLA-Tencor Corp.	6.900%	5/1/18	1,450	1,734
Microsoft Corp.	4.200%	6/1/19	2,050	2,370
Microsoft Corp.	3.000%	10/1/20	1,900	2,041
Microsoft Corp.	4.000%	2/8/21	50	57
National Semiconductor Corp.	6.600%	6/15/17	1,400	1,740
Nokia Oyj	5.375%	5/15/19	2,875	2,934
Oracle Corp.	5.750%	4/15/18	4,699	5,765
Oracle Corp.	5.000%	7/8/19	2,575	3,071
Oracle Corp.	3.875%	7/15/20	1,900	2,126
Pitney Bowes Inc.	5.750%	9/15/17	500	542
Pitney Bowes Inc.	6.250%	3/15/19	1,429	1,549
SAIC Inc.	4.450%	12/1/20	150	160
Symantec Corp.	4.200%	9/15/20	625	651
Tyco Electronics Group SA	6.550%	10/1/17	1,300	1,528
Tyco Electronics Group SA	3.500%	2/3/22	1,775	1,775
Xerox Corp.	6.350%	5/15/18	2,275	2,619
Xerox Corp.	5.625%	12/15/19	375	413
Xerox Corp.	4.500%	5/15/21	1,875	1,917

Transportation (2.0%)
1 American Airlines 2011-1 Class A
Pass Through Trust	5.250%	1/31/21	146	145
1 American Airlines 2011-2 Class A
Pass Through Trust	8.625%	10/15/21	1,675	1,767
1 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	651	705
Burlington Northern Santa Fe LLC	5.650%	5/1/17	950	1,114
Burlington Northern Santa Fe LLC	5.750%	3/15/18	4,200	4,977
Burlington Northern Santa Fe LLC	3.450%	9/15/21	500	518
Canadian National Railway Co.	5.550%	3/1/19	725	870
Canadian National Railway Co.	2.850%	12/15/21	1,250	1,268
Canadian Pacific Railway Co.	6.500%	5/15/18	250	288
Canadian Pacific Railway Co.	7.250%	5/15/19	1,050	1,251
Con-way Inc.	7.250%	1/15/18	200	230
1 Continental Airlines 2009-2 Class A
Pass Through Trust	7.250%	11/10/19	185	207
1 Continental Airlines 2010-1 Class A
Pass Through Trust	4.750%	1/12/21	588	619
CSX Corp.	7.375%	2/1/19	3,000	3,785
CSX Corp.	3.700%	10/30/20	750	785
CSX Corp.	4.250%	6/1/21	1,250	1,367

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	1,491	1,681
1 Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	7/2/18	450	490
1 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	5/23/19	1,620	1,718
FedEx Corp.	8.000%	1/15/19	1,150	1,514
Norfolk Southern Corp.	5.750%	4/1/18	200	238
Norfolk Southern Corp.	5.900%	6/15/19	1,700	2,057
Norfolk Southern Corp.	3.250%	12/1/21	1,975	2,035
Ryder System Inc.	3.500%	6/1/17	1,225	1,279
Union Pacific Corp.	6.125%	2/15/20	1,150	1,400
Union Pacific Corp.	4.000%	2/1/21	500	546
Union Pacific Corp.	4.163%	7/15/22	687	756
United Parcel Service Inc.	5.500%	1/15/18	1,150	1,391
United Parcel Service Inc.	5.125%	4/1/19	600	726
United Parcel Service Inc.	3.125%	1/15/21	3,400	3,657
				1,044,520
Utilities (10.5%)
Electric (6.2%)
Ameren Illinois Co.	9.750%	11/15/18	550	731
Appalachian Power Co.	7.950%	1/15/20	700	931
Appalachian Power Co.	4.600%	3/30/21	2,950	3,246
Arizona Public Service Co.	8.750%	3/1/19	500	650
Carolina Power & Light Co.	5.300%	1/15/19	1,425	1,693
Carolina Power & Light Co.	3.000%	9/15/21	300	309
CenterPoint Energy Inc.	6.500%	5/1/18	600	709
Cleveland Electric Illuminating Co.	5.700%	4/1/17	1,000	1,132
Commonwealth Edison Co.	5.800%	3/15/18	655	780
Commonwealth Edison Co.	4.000%	8/1/20	1,325	1,445
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	600	738
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	1,100	1,437
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	1,725	1,971
Constellation Energy Group Inc.	5.150%	12/1/20	900	1,009
Consumers Energy Co.	6.700%	9/15/19	1,525	1,952
Consumers Energy Co.	5.650%	4/15/20	1,075	1,278
Detroit Edison Co.	3.900%	6/1/21	475	518
Dominion Resources Inc.	8.875%	1/15/19	1,975	2,686
Dominion Resources Inc.	5.200%	8/15/19	2,925	3,419
Dominion Resources Inc.	4.450%	3/15/21	2,875	3,234
Duke Energy Carolinas LLC	7.000%	11/15/18	1,300	1,687
Duke Energy Carolinas LLC	4.300%	6/15/20	1,375	1,567
Duke Energy Carolinas LLC	3.900%	6/15/21	525	579
Duke Energy Corp.	6.250%	6/15/18	695	844
Duke Energy Corp.	5.050%	9/15/19	2,395	2,760
Duke Energy Indiana Inc.	3.750%	7/15/20	1,000	1,086
Edison International	3.750%	9/15/17	800	855
Entergy Arkansas Inc.	3.750%	2/15/21	1,175	1,211
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	950	1,099
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	325	341
Entergy Louisiana LLC	6.500%	9/1/18	450	542
Exelon Generation Co. LLC	6.200%	10/1/17	900	1,061
Exelon Generation Co. LLC	4.000%	10/1/20	4,150	4,359
FirstEnergy Solutions Corp.	6.050%	8/15/21	3,425	3,920
Florida Power Corp.	5.650%	6/15/18	1,800	2,169
Georgia Power Co.	5.700%	6/1/17	200	240
Georgia Power Co.	4.250%	12/1/19	1,775	1,978
Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,285

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kansas City Power & Light Co.	7.150%	4/1/19	1,200	1,508
Kentucky Utilities Co.	3.250%	11/1/20	925	960
LG&E and KU Energy LLC	3.750%	11/15/20	195	198
MidAmerican Energy Holdings Co.	5.750%	4/1/18	3,000	3,553
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	300	345
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	3,550	5,199
National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	1,000	1,010
Nevada Power Co.	6.500%	8/1/18	685	842
Nevada Power Co.	7.125%	3/15/19	1,550	1,960
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	350	411
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,275	1,372
1 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	425	433
1 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	500	530
Northern States Power Co.	5.250%	3/1/18	1,350	1,602
NSTAR	4.500%	11/15/19	744	821
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	1,275	1,560
Pacific Gas & Electric Co.	5.625%	11/30/17	1,900	2,271
Pacific Gas & Electric Co.	8.250%	10/15/18	650	876
Pacific Gas & Electric Co.	3.500%	10/1/20	1,200	1,268
Pacific Gas & Electric Co.	4.250%	5/15/21	825	913
PacifiCorp	3.850%	6/15/21	1,900	2,068
Pennsylvania Electric Co.	6.050%	9/1/17	1,400	1,640
Pennsylvania Electric Co.	5.200%	4/1/20	350	393
PPL Energy Supply LLC	6.500%	5/1/18	1,200	1,382
PPL Energy Supply LLC	4.600%	12/15/21	3,025	3,140
Progress Energy Inc.	7.050%	3/15/19	700	877
Progress Energy Inc.	4.875%	12/1/19	850	960
Progress Energy Inc.	4.400%	1/15/21	1,585	1,752
PSEG Power LLC	5.125%	4/15/20	1,500	1,673
Public Service Co. of Colorado	5.125%	6/1/19	1,850	2,183
Public Service Co. of Oklahoma	4.400%	2/1/21	500	547
Public Service Electric & Gas Co.	3.500%	8/15/20	375	398
San Diego Gas & Electric Co.	3.000%	8/15/21	200	208
SCANA Corp.	4.750%	5/15/21	1,500	1,599
SCANA Corp.	4.125%	2/1/22	950	961
Southern California Edison Co.	5.500%	8/15/18	100	122
Southern California Edison Co.	3.875%	6/1/21	2,200	2,438
Southwestern Electric Power Co.	5.875%	3/1/18	300	348
Southwestern Electric Power Co.	6.450%	1/15/19	1,600	1,904
TECO Finance Inc.	6.572%	11/1/17	1,000	1,191
TransAlta Corp.	6.650%	5/15/18	550	643
Tucson Electric Power Co.	5.150%	11/15/21	200	215
UIL Holdings Corp.	4.625%	10/1/20	150	155
Union Electric Co.	6.400%	6/15/17	1,440	1,737
Union Electric Co.	6.700%	2/1/19	1,650	1,999
Westar Energy Inc.	8.625%	12/1/18	1,094	1,439
1 Wisconsin Energy Corp.	6.250%	5/15/67	1,050	1,074
Xcel Energy Inc.	4.700%	5/15/20	2,400	2,707

Natural Gas (4.0%)
AGL Capital Corp.	5.250%	8/15/19	300	345
AGL Capital Corp.	3.500%	9/15/21	425	426
Atmos Energy Corp.	8.500%	3/15/19	425	563
Boardwalk Pipelines LP	5.750%	9/15/19	500	552
Buckeye Partners LP	4.875%	2/1/21	2,425	2,556

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CenterPoint Energy Resources Corp.	6.000%	5/15/18	600	696
CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,200	2,351
El Paso Natural Gas Co.	5.950%	4/15/17	1,350	1,499
El Paso Natural Gas Co.	8.625%	1/15/22	150	186
Enbridge Energy Partners LP	6.500%	4/15/18	400	474
Enbridge Energy Partners LP	9.875%	3/1/19	1,100	1,483
Enbridge Energy Partners LP	5.200%	3/15/20	250	279
Enbridge Energy Partners LP	4.200%	9/15/21	900	957
Energy Transfer Partners LP	6.700%	7/1/18	500	572
Energy Transfer Partners LP	9.700%	3/15/19	1,089	1,402
Energy Transfer Partners LP	9.000%	4/15/19	1,207	1,507
Energy Transfer Partners LP	4.650%	6/1/21	1,800	1,887
Energy Transfer Partners LP	5.200%	2/1/22	700	751
Enterprise Products Operating LLC	6.300%	9/15/17	1,925	2,281
Enterprise Products Operating LLC	6.500%	1/31/19	2,125	2,540
Enterprise Products Operating LLC	5.200%	9/1/20	1,500	1,702
Enterprise Products Operating LLC	4.050%	2/15/22	875	932
Kinder Morgan Energy Partners LP	5.950%	2/15/18	900	1,071
Kinder Morgan Energy Partners LP	9.000%	2/1/19	275	357
Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,150	6,167
Magellan Midstream Partners LP	6.550%	7/15/19	2,271	2,728
Magellan Midstream Partners LP	4.250%	2/1/21	1,200	1,272
National Fuel Gas Co.	4.900%	12/1/21	1,175	1,217
Nisource Finance Corp.	6.400%	3/15/18	3,500	4,139
Nisource Finance Corp.	6.800%	1/15/19	450	540
Nisource Finance Corp.	5.450%	9/15/20	450	504
NuStar Logistics LP	7.650%	4/15/18	500	589
NuStar Logistics LP	4.800%	9/1/20	900	923
ONEOK Inc.	4.250%	2/1/22	1,475	1,521
ONEOK Partners LP	8.625%	3/1/19	1,475	1,900
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	1,425	1,621
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	750	882
Plains All American Pipeline LP /
PAA Finance Corp.	6.500%	5/1/18	1,400	1,684
Plains All American Pipeline LP /
PAA Finance Corp.	5.750%	1/15/20	800	932
Plains All American Pipeline LP /
PAA Finance Corp.	5.000%	2/1/21	1,534	1,724
Sempra Energy	6.150%	6/15/18	600	720
Sempra Energy	9.800%	2/15/19	650	890
3 Southern Natural Gas Co.	5.900%	4/1/17	700	794
Southern Natural Gas Co. /
Southern Natural Issuing Corp.	4.400%	6/15/21	450	466
Spectra Energy Capital LLC	6.200%	4/15/18	1,100	1,278
Spectra Energy Capital LLC	8.000%	10/1/19	800	1,020
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,075	1,137
Tennessee Gas Pipeline Co.	7.500%	4/1/17	450	532
TransCanada PipeLines Ltd.	6.500%	8/15/18	1,975	2,462
TransCanada PipeLines Ltd.	7.125%	1/15/19	1,117	1,437
TransCanada PipeLines Ltd.	3.800%	10/1/20	3,225	3,497
1 TransCanada PipeLines Ltd.	6.350%	5/15/67	1,500	1,541
Williams Partners LP	5.250%	3/15/20	2,325	2,639
Williams Partners LP	4.125%	11/15/20	2,000	2,114
Williams Partners LP	4.000%	11/15/21	1,400	1,465

Intermediate-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	450	527
Veolia Environnement SA	6.000%	6/1/18	675	752
				199,819
Total Corporate Bonds (Cost $1,832,344)				1,893,993
Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority Revenue
(Stanford University)	4.750%	5/1/19	150	176
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)	5.250%	7/1/19	290	345
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College)	4.750%	6/1/19	200	234
Total Taxable Municipal Bonds (Cost $689)				755

			Shares
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
4 Vanguard Market Liquidity Fund (Cost $43,777)	0.111%		43,777,725	43,777
Total Investments (100.2%) (Cost $1,885,209)				1,946,924
Other Assets and Liabilities (-0.2%)
Other Assets				44,625
Liabilities				(48,776)
				(4,151)
Net Assets (100%)				1,942,773

Intermediate-Term Corporate Bond Index Fund

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	1,879,349
Undistributed Net Investment Income	30
Accumulated Net Realized Gains	1,668
Unrealized Appreciation (Depreciation)
Investment Securities	61,715
Futures Contracts	11
Net Assets	1,942,773

Signal Shares—Net Assets
Applicable to 1,900,833 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	43,067
Net Asset Value Per Share—Signal Shares	$22.66

Institutional Shares—Net Assets
Applicable to 5,139,392 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	143,925
Net Asset Value Per Share—Institutional Shares	$28.00

ETF Shares—Net Assets
Applicable to 20,900,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,755,781
Net Asset Value Per Share—ETF Shares	$84.01

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Securities with a value of $175,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $11,280,000, representing 0.6% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Interest[1]	22,252
Total Income	22,252
Expenses
The Vanguard Group—Note B
Investment Advisory Services	21
Management and Administrative—Signal Shares	17
Management and Administrative—Institutional Shares	34
Management and Administrative—ETF Shares	527
Marketing and Distribution—Signal Shares	2
Marketing and Distribution—Institutional Shares	12
Marketing and Distribution—ETF Shares	103
Custodian Fees	5
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	24
Total Expenses	745
Net Investment Income	21,507
Realized Net Gain (Loss) on Investment Securities Sold	1,843
Change in Unrealized Appreciation (Depreciation)
Investment Securities	41,419
Futures Contracts	11
Change in Unrealized Appreciation (Depreciation)	41,430
Net Increase (Decrease) in Net Assets Resulting from Operations	64,780
1 Interest income from an affiliated company of the fund was $8,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,507	19,805
Realized Net Gain (Loss)	1,843	2,733
Change in Unrealized Appreciation (Depreciation)	41,430	5,982
Net Increase (Decrease) in Net Assets Resulting from Operations	64,780	28,520
Distributions
Net Investment Income
Signal Shares	(574)	(177)
Institutional Shares	(2,019)	(1,726)
ETF Shares	(18,819)	(17,939)
Realized Capital Gain[1]
Signal Shares	(24)	(15)
Institutional Shares	(73)	(86)
ETF Shares	(699)	(1,338)
Return of Capital
Total Distributions	(22,208)	(21,281)
Capital Share Transactions
Signal Shares	35,112	4,567
Institutional Shares	56,936	68,419
ETF Shares	993,675	445,610
Net Increase (Decrease) from Capital Share Transactions	1,085,723	518,596
Total Increase (Decrease)	1,128,295	525,835
Net Assets
Beginning of Period	814,478	288,643
End of Period[2]	1,942,773	814,478

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $0 and $1,439,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $30,000 and ($65,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	March 2,
	Ended	Ended	2010[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$21.98	$21.76	$20.43
Investment Operations
Net Investment Income	.409	.876	.441
Net Realized and Unrealized Gain (Loss) on Investments[2]	.695	.312	1.345
Total from Investment Operations	1.104	1.188	1.786
Distributions
Dividends from Net Investment Income	(.407)	(.875)	(.456)
Distributions from Realized Capital Gains	(.017)	(.093)	—
Total Distributions	(.424)	(.968)	(.456)
Net Asset Value, End of Period	$22.66	$21.98	$21.76

Total Return[3]	5.10%	5.65%	8.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43	$7	$2
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	3.90%	4.15%	4.60%[4]
Portfolio Turnover Rate[5]	95%	80%	61%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.02, $.02, and $.00.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Nov. 19,
	Ended	Ended	2009[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$27.17	$26.90	$24.97
Investment Operations
Net Investment Income	.512	1.098	.850
Net Realized and Unrealized Gain (Loss) on Investments[2]	.848	.383	1.933
Total from Investment Operations	1.360	1.481	2.783
Distributions
Dividends from Net Investment Income	(.509)	(1.097)	(.853)
Distributions from Realized Capital Gains	(.021)	(.114)	—
Total Distributions	(.530)	(1.211)	(.853)
Net Asset Value, End of Period	$28.00	$27.17	$26.90

Total Return[3]	5.08%	5.70%	11.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$144	$82	$12
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%[4]
Ratio of Net Investment Income to Average Net Assets	3.95%	4.20%	4.66%[4]
Portfolio Turnover Rate[5]	95%	80%	61%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fess of $.02, $.02, and $.00.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Nov. 19,
	Ended	Ended	2009[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$81.49	$80.67	$74.90
Investment Operations
Net Investment Income	1.516	3.249	2.519
Net Realized and Unrealized Gain (Loss) on Investments[2]	2.575	1.162	5.778
Total from Investment Operations	4.091	4.411	8.297
Distributions
Dividends from Net Investment Income	(1.508)	(3.248)	(2.527)
Distributions from Realized Capital Gains	(.063)	(.343)	—
Total Distributions	(1.571)	(3.591)	(2.527)
Net Asset Value, End of Period	$84.01	$81.49	$80.67

Total Return	5.09%	5.65%	11.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,756	$725	$274
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	3.90%	4.15%	4.60%[3]
Portfolio Turnover Rate[4]	95%	80%	61%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.09, $.06, and $.01.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Intermediate-Term Corporate Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $212,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 29, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	8,399	—
Corporate Bonds	—	1,893,993	—
Taxable Municipal Bonds	—	755	—
Temporary Cash Investments	43,777	—	—
Futures Contracts—Assets[1]	139	—	—
Futures Contracts—Liabilities[1]	(97)
Total	43,819	1,903,147	—
1 Represents variation margin on the last day of the reporting period.

Intermediate-Term Corporate Bond Index Fund

D. At February 29, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2012	113	13,919	(18)
10-Year U.S. Treasury Note	June 2012	(72)	(9,429)	29

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 29, 2012, the cost of investment securities for tax purposes was $1,885,211,000. Net unrealized appreciation of investment securities for tax purposes was $61,713,000, consisting of unrealized gains of $63,021,000 on securities that had risen in value since their purchase and $1,308,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 29, 2012, the fund purchased $1,229,293,000 of investment securities and sold $169,806,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $366,310,000 and $363,578,000, respectively.

Intermediate-Term Corporate Bond Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[1]	35,546	1,606	5,732	263
Issued in Lieu of Cash Distributions	579	26	191	9
Redeemed	(1,013)	(45)	(1,356)	(62)
Net Increase (Decrease)—Signal Shares	35,112	1,587	4,567	210
Institutional Shares
Issued[1]	68,695	2,533	67,412	2,543
Issued in Lieu of Cash Distributions	1,988	73	1,671	63
Redeemed	(13,747)	(498)	(664)	(25)
Net Increase (Decrease)—Institutional Shares	56,936	2,108	68,419	2,581
ETF Shares
Issued[1]	993,675	12,000	532,385	6,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(86,775)	(1,100)
Net Increase (Decrease)—ETF Shares	993,675	12,000	445,610	5,500
1 Includes purchase fees for fiscal 2012 and 2011 of $848,000 and $620,000, respectively (fund totals).

H. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics

	Signal	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VLTCX	VLCIX	VCLT
Expense Ratio[1]	0.14%	0.09%	0.14%
30-Day SEC Yield	4.68%	4.73%	4.68%

Financial Attributes
		Barclays
		10+ Year	Barclays
		Corporate	Aggregate
	Fund	Index	FA Index
Number of Bonds	791	1,126	7,819
Yield to Maturity
(before expenses)	4.8%	4.9%	2.1%
Average Coupon	6.3%	6.4%	3.9%
Average Duration	13.5 years	13.5 years	5.1 years
Average Effective
Maturity	24.8 years	24.6 years	7.2 years
Short-Term
Reserves	1.0%	—	—

Sector Diversification (% of portfolio)
Finance	20.0%
Industrial	61.8
Treasury/Agency	1.2
Utilities	16.9
Other	0.1

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.5%
1 - 3 Years	0.2
3 - 5 Years	0.1
5 - 10 Years	1.0
10 - 20 Years	14.1
20 - 30 Years	83.2
Over 30 Years	0.9

Distribution by Credit Quality (% of portfolio)
U.S. Government	1.2%
Aaa	1.1
Aa	9.7
A	43.9
Baa	44.1

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares.

Long-Term Corporate Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 29, 2012
		Barclays
		10+ Year
		Corporate
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	14.54%	14.46%
2011	4.19	5.18
2012	10.74	10.30
Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	1/19/2010	15.90%	5.89%	7.09%	12.98%
Fee-Adjusted
Returns		14.74			12.40
Institutional Shares	11/19/2009	15.97	5.81	6.70	12.51
Fee-Adjusted
Returns		14.81			11.97
ETF Shares	11/19/2009
Market Price		17.55			13.29
Net Asset Value		15.86			12.42

Fee-adjusted returns reflect the 1.00% fee on purchases of fund shares. The fee does not apply to the ETF Shares.
See Financial Highlights for dividend and capital gains information.

Long-Term Corporate Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.5%)
U.S. Government Securities (1.5%)
	United States Treasury Note/Bond	1.125%	12/15/12	835	841
	United States Treasury Note/Bond	1.375%	1/15/13	950	960
	United States Treasury Note/Bond	3.875%	2/15/13	1,665	1,723
	United States Treasury Note/Bond	1.375%	3/15/13	950	961
	United States Treasury Note/Bond	2.000%	11/15/21	590	593
	United States Treasury Note/Bond	2.000%	2/15/22	1,045	1,047
	United States Treasury Note/Bond	5.375%	2/15/31	2,875	4,002
	United States Treasury Note/Bond	4.250%	5/15/39	1,250	1,538
	United States Treasury Note/Bond	3.125%	11/15/41	675	679
Total U.S. Government and Agency Obligations (Cost $12,351)					12,344
Corporate Bonds (97.1%)
Finance (19.6%)
	Banking (10.7%)
1	Abbey National Capital Trust I	8.963%	12/29/49	225	224
	American Express Co.	8.150%	3/19/38	980	1,447
	Bank of America Corp.	4.500%	4/1/15	350	357
	Bank of America Corp.	5.875%	2/7/42	775	769
	Bank of America NA	6.000%	10/15/36	1,650	1,620
	Bank One Capital III	8.750%	9/1/30	225	306
	Bank One Corp.	7.625%	10/15/26	1,175	1,431
	BB&T Capital Trust II	6.750%	6/7/36	750	761
1	BB&T Capital Trust IV	6.820%	6/12/77	475	479
1	Capital One Capital III	7.686%	8/1/66	675	683
	Capital One Capital IV	6.745%	2/17/37	350	354
	Capital One Capital V	10.250%	8/15/39	375	391
	Capital One Capital VI	8.875%	5/15/40	1,050	1,085
1	Citigroup Capital XXI	8.300%	12/21/57	2,050	2,101
	Citigroup Inc.	6.625%	6/15/32	1,050	1,102
	Citigroup Inc.	5.875%	2/22/33	950	912
	Citigroup Inc.	6.000%	10/31/33	700	703
	Citigroup Inc.	5.850%	12/11/34	1,190	1,250
	Citigroup Inc.	6.125%	8/25/36	1,350	1,335
	Citigroup Inc.	5.875%	5/29/37	800	847
	Citigroup Inc.	6.875%	3/5/38	2,375	2,808
	Citigroup Inc.	8.125%	7/15/39	2,500	3,338
	Citigroup Inc.	5.875%	1/30/42	1,050	1,133

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	1,550	1,631
Credit Suisse USA Inc.	7.125%	7/15/32	900	1,098
Fifth Third Bancorp	8.250%	3/1/38	932	1,196
FleetBoston Financial Corp.	6.700%	7/15/28	100	96
Goldman Sachs Capital I	6.345%	2/15/34	2,350	2,200
Goldman Sachs Group Inc.	5.375%	3/15/20	650	663
Goldman Sachs Group Inc.	5.950%	1/15/27	800	788
Goldman Sachs Group Inc.	6.125%	2/15/33	2,025	2,033
Goldman Sachs Group Inc.	6.450%	5/1/36	1,425	1,387
Goldman Sachs Group Inc.	6.750%	10/1/37	4,575	4,551
Goldman Sachs Group Inc.	6.250%	2/1/41	2,300	2,368
HSBC Bank USA NA	5.875%	11/1/34	1,925	1,969
HSBC Bank USA NA	7.000%	1/15/39	475	548
HSBC Holdings plc	6.500%	5/2/36	2,100	2,321
HSBC Holdings plc	6.500%	9/15/37	2,500	2,774
HSBC Holdings plc	6.800%	6/1/38	1,200	1,371
HSBC Holdings plc	6.100%	1/14/42	975	1,153
1 JP Morgan Chase Capital XVIII	6.950%	8/1/66	600	608
1 JP Morgan Chase Capital XX	6.550%	9/15/66	1,275	1,268
1 JP Morgan Chase Capital XXII	6.450%	1/15/87	675	678
JP Morgan Chase Capital XXV	6.800%	10/1/37	1,400	1,418
JPMorgan Chase & Co.	6.400%	5/15/38	1,955	2,322
JPMorgan Chase & Co.	5.500%	10/15/40	1,000	1,078
JPMorgan Chase & Co.	5.600%	7/15/41	2,300	2,533
JPMorgan Chase & Co.	5.400%	1/6/42	550	585
JPMorgan Chase Capital XXVII	7.000%	11/1/39	1,500	1,510
Merrill Lynch & Co. Inc.	6.220%	9/15/26	310	305
Merrill Lynch & Co. Inc.	6.110%	1/29/37	1,625	1,543
Merrill Lynch & Co. Inc.	7.750%	5/14/38	2,575	2,794
Morgan Stanley	6.000%	9/27/25	300	292
1 Morgan Stanley	6.250%	8/9/26	1,100	1,109
Morgan Stanley	7.250%	4/1/32	575	627
Santander UK plc	7.950%	10/26/29	1,418	1,432
1 SunTrust Capital VIII	6.100%	12/1/66	450	447
UBS AG	5.750%	4/25/18	600	663
US Bancorp	3.000%	3/15/22	250	250
USB Capital XIII Trust	6.625%	12/15/39	1,025	1,036
Wachovia Bank NA	5.850%	2/1/37	1,175	1,298
Wachovia Bank NA	6.600%	1/15/38	2,060	2,473
Wachovia Corp.	5.500%	8/1/35	1,540	1,593
Wells Fargo & Co.	5.375%	2/7/35	960	1,056
Wells Fargo Bank NA	5.950%	8/26/36	1,275	1,423
Wells Fargo Capital X	5.950%	12/1/86	600	602

Brokerage (0.1%)
Jefferies Group Inc.	6.250%	1/15/36	650	562

Finance Companies (2.5%)
General Electric Capital Corp.	5.550%	1/5/26	475	503
General Electric Capital Corp.	6.750%	3/15/32	6,730	8,072
General Electric Capital Corp.	6.150%	8/7/37	1,675	1,887
General Electric Capital Corp.	5.875%	1/14/38	4,425	4,954
General Electric Capital Corp.	6.875%	1/10/39	3,025	3,707
SLM Corp.	5.625%	8/1/33	800	676

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Insurance (6.0%)
ACE Capital Trust II	9.700%	4/1/30	250	337
ACE INA Holdings Inc.	6.700%	5/15/36	350	466
Aetna Inc.	6.625%	6/15/36	945	1,201
Aetna Inc.	6.750%	12/15/37	655	849
Aflac Inc.	6.900%	12/17/39	100	121
Aflac Inc.	6.450%	8/15/40	800	922
Allstate Corp.	5.350%	6/1/33	150	163
Allstate Corp.	5.550%	5/9/35	900	1,004
Allstate Corp.	5.950%	4/1/36	950	1,117
Allstate Corp.	6.900%	5/15/38	200	254
Allstate Corp.	5.200%	1/15/42	500	545
1 Allstate Corp.	6.500%	5/15/57	375	367
American International Group Inc.	6.250%	5/1/36	1,040	1,108
American International Group Inc.	6.250%	3/15/37	1,160	1,021
1 American International Group Inc.	8.175%	5/15/68	3,375	3,544
Aon Corp.	8.205%	1/1/27	200	236
Aon Corp.	6.250%	9/30/40	600	752
Arch Capital Group Ltd.	7.350%	5/1/34	200	242
Assurant Inc.	6.750%	2/15/34	200	209
AXA SA	8.600%	12/15/30	1,655	1,777
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,175	1,430
Chubb Corp.	6.000%	5/11/37	740	929
Chubb Corp.	6.500%	5/15/38	700	932
Cigna Corp.	5.875%	3/15/41	250	284
Cigna Corp.	5.375%	2/15/42	1,525	1,615
Cincinnati Financial Corp.	6.920%	5/15/28	250	282
Cincinnati Financial Corp.	6.125%	11/1/34	275	290
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	70	71
Genworth Financial Inc.	6.500%	6/15/34	175	154
Hartford Financial Services Group Inc.	6.625%	3/30/40	400	399
Hartford Financial Services Group Inc.	6.100%	10/1/41	400	379
Lincoln National Corp.	6.150%	4/7/36	200	212
Lincoln National Corp.	7.000%	6/15/40	925	1,094
Loews Corp.	6.000%	2/1/35	400	443
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	300	341
MetLife Inc.	6.500%	12/15/32	825	1,047
MetLife Inc.	6.375%	6/15/34	675	853
MetLife Inc.	5.700%	6/15/35	900	1,063
MetLife Inc.	5.875%	2/6/41	690	844
1 MetLife Inc.	6.400%	12/15/66	1,005	989
1 MetLife Inc.	10.750%	8/1/69	240	342
1 Nationwide Financial Services Inc.	6.750%	5/15/67	200	183
Principal Financial Group Inc.	6.050%	10/15/36	300	324
Progressive Corp.	6.625%	3/1/29	100	123
Progressive Corp.	6.250%	12/1/32	200	240
Protective Life Corp.	8.450%	10/15/39	275	322
Prudential Financial Inc.	5.750%	7/15/33	775	826
Prudential Financial Inc.	5.700%	12/14/36	850	899
Prudential Financial Inc.	6.625%	12/1/37	1,600	1,895
Prudential Financial Inc.	6.200%	11/15/40	300	343
Prudential Financial Inc.	5.625%	5/12/41	225	238
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	410	503
Transatlantic Holdings Inc.	8.000%	11/30/39	225	257
Travelers Cos. Inc.	6.250%	6/15/37	750	955

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Travelers Cos. Inc.	5.350%	11/1/40	1,246	1,457
UnitedHealth Group Inc.	5.800%	3/15/36	1,790	2,171
UnitedHealth Group Inc.	6.625%	11/15/37	350	462
UnitedHealth Group Inc.	6.875%	2/15/38	910	1,251
UnitedHealth Group Inc.	5.950%	2/15/41	400	507
UnitedHealth Group Inc.	4.625%	11/15/41	975	1,032
Validus Holdings Ltd.	8.875%	1/26/40	235	257
WellPoint Inc.	5.950%	12/15/34	175	208
WellPoint Inc.	5.850%	1/15/36	1,265	1,506
WellPoint Inc.	6.375%	6/15/37	650	822
XL Group plc	6.250%	5/15/27	300	311

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	475	481
HCP Inc.	6.750%	2/1/41	175	212
Health Care REIT Inc.	6.500%	3/15/41	425	461
Realty Income Corp.	5.875%	3/15/35	220	227
Simon Property Group LP	6.750%	2/1/40	675	904
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	325	323
				154,815
Industrial (60.8%)
Basic Industry (5.2%)
Agrium Inc.	7.125%	5/23/36	500	665
Agrium Inc.	6.125%	1/15/41	350	432
Alcoa Inc.	5.900%	2/1/27	475	488
Alcoa Inc.	6.750%	1/15/28	250	273
Alcoa Inc.	5.950%	2/1/37	955	944
AngloGold Ashanti Holdings plc	6.500%	4/15/40	250	240
ArcelorMittal	7.000%	10/15/39	1,140	1,120
ArcelorMittal	6.750%	3/1/41	1,450	1,406
Barrick North America Finance LLC	7.500%	9/15/38	75	100
Barrick North America Finance LLC	5.700%	5/30/41	800	945
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,250	1,490
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,125	1,122
Cliffs Natural Resources Inc.	6.250%	10/1/40	650	701
Dow Chemical Co.	7.375%	11/1/29	175	229
Dow Chemical Co.	9.400%	5/15/39	1,810	2,894
Dow Chemical Co.	5.250%	11/15/41	775	846
Ecolab Inc.	5.500%	12/8/41	550	645
EI du Pont de Nemours & Co.	4.900%	1/15/41	1,000	1,140
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	1,100	1,093
2 Georgia-Pacific LLC	5.400%	11/1/20	500	565
Georgia-Pacific LLC	7.375%	12/1/25	225	281
Georgia-Pacific LLC	7.250%	6/1/28	550	666
Georgia-Pacific LLC	7.750%	11/15/29	305	386
Georgia-Pacific LLC	8.875%	5/15/31	250	346
International Paper Co.	7.300%	11/15/39	850	1,096
International Paper Co.	6.000%	11/15/41	800	924
2 Kinross Gold Corp.	6.875%	9/1/41	100	104
Monsanto Co.	5.875%	4/15/38	475	615
Mosaic Co.	4.875%	11/15/41	100	103
Newmont Mining Corp.	6.250%	10/1/39	1,300	1,602
Nucor Corp.	4.125%	9/15/22	1,150	1,270
Nucor Corp.	6.400%	12/1/37	250	335
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	300	374

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	925	1,154
PPG Industries Inc.	7.700%	3/15/38	100	141
PPG Industries Inc.	5.500%	11/15/40	125	144
Rayonier Inc.	3.750%	4/1/22	250	249
Rio Tinto Alcan Inc.	6.125%	12/15/33	119	146
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,100	1,493
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,425	1,663
Southern Copper Corp.	7.500%	7/27/35	950	1,119
Southern Copper Corp.	6.750%	4/16/40	1,075	1,175
Teck Resources Ltd.	6.125%	10/1/35	150	169
Teck Resources Ltd.	6.000%	8/15/40	515	574
Teck Resources Ltd.	6.250%	7/15/41	1,425	1,627
Teck Resources Ltd.	5.200%	3/1/42	350	356
Vale Overseas Ltd.	8.250%	1/17/34	875	1,204
Vale Overseas Ltd.	6.875%	11/21/36	2,085	2,555
Vale Overseas Ltd.	6.875%	11/10/39	1,830	2,256
Xstrata Canada Corp.	6.200%	6/15/35	125	136

Capital Goods (4.0%)
3M Co.	6.375%	2/15/28	100	132
3M Co.	5.700%	3/15/37	500	660
Boeing Co.	6.875%	3/15/39	715	1,054
Boeing Co.	5.875%	2/15/40	600	779
Caterpillar Inc.	6.050%	8/15/36	1,905	2,481
Caterpillar Inc.	5.200%	5/27/41	1,690	2,040
Deere & Co.	5.375%	10/16/29	800	981
Dover Corp.	6.600%	3/15/38	135	187
Dover Corp.	5.375%	3/1/41	1,075	1,308
Emerson Electric Co.	6.000%	8/15/32	125	156
Emerson Electric Co.	5.250%	11/15/39	80	94
Honeywell International Inc.	5.700%	3/15/36	300	373
Honeywell International Inc.	5.700%	3/15/37	825	1,039
Honeywell International Inc.	5.375%	3/1/41	475	586
2 Illinois Tool Works Inc.	4.875%	9/15/41	725	806
John Deere Capital Corp.	2.750%	3/15/22	675	676
Legrand France SA	8.500%	2/15/25	350	418
Lockheed Martin Corp.	6.150%	9/1/36	1,290	1,584
Lockheed Martin Corp.	5.500%	11/15/39	600	680
Lockheed Martin Corp.	5.720%	6/1/40	470	557
Lockheed Martin Corp.	4.850%	9/15/41	475	507
Northrop Grumman Corp.	5.050%	11/15/40	720	767
Northrop Grumman Systems Corp.	7.750%	2/15/31	475	671
Owens Corning	7.000%	12/1/36	375	400
Parker Hannifin Corp.	3.500%	9/15/22	775	800
Raytheon Co.	4.875%	10/15/40	385	428
Raytheon Co.	4.700%	12/15/41	925	990
Republic Services Inc.	4.750%	5/15/23	1,050	1,170
Republic Services Inc.	5.700%	5/15/41	895	1,062
Rockwell Automation Inc.	6.700%	1/15/28	100	127
Sonoco Products Co.	5.750%	11/1/40	350	384
Stanley Black & Decker Inc.	5.200%	9/1/40	305	334
Tyco International Finance SA	4.625%	1/15/23	850	917
United Technologies Corp.	7.500%	9/15/29	75	105
United Technologies Corp.	5.400%	5/1/35	800	955
United Technologies Corp.	6.125%	7/15/38	800	1,056

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Technologies Corp.	5.700%	4/15/40	1,775	2,270
Waste Management Inc.	7.100%	8/1/26	175	221
Waste Management Inc.	7.750%	5/15/32	150	212
Waste Management Inc.	6.125%	11/30/39	1,500	1,869

Communication (15.5%)
Alltel Corp.	7.875%	7/1/32	800	1,182
America Movil SAB de CV	6.375%	3/1/35	910	1,120
America Movil SAB de CV	6.125%	3/30/40	2,275	2,752
AT&T Corp.	8.000%	11/15/31	3,775	5,436
AT&T Inc.	6.450%	6/15/34	250	304
AT&T Inc.	6.150%	9/15/34	800	961
AT&T Inc.	6.800%	5/15/36	2,125	2,689
AT&T Inc.	6.500%	9/1/37	1,095	1,384
AT&T Inc.	6.300%	1/15/38	2,730	3,350
AT&T Inc.	6.400%	5/15/38	275	342
AT&T Inc.	6.550%	2/15/39	950	1,217
AT&T Inc.	5.350%	9/1/40	2,965	3,334
AT&T Inc.	5.550%	8/15/41	1,600	1,872
AT&T Mobility LLC	7.125%	12/15/31	250	327
Bellsouth Capital Funding Corp.	7.875%	2/15/30	1,404	1,846
Bellsouth Capital Funding Corp.	7.120%	7/15/97	450	543
BellSouth Corp.	6.875%	10/15/31	1,175	1,441
BellSouth Corp.	6.550%	6/15/34	1,175	1,391
BellSouth Telecommunications Inc.	7.000%	10/1/25	250	312
British Telecommunications plc	9.625%	12/15/30	2,250	3,426
CBS Corp.	3.375%	3/1/22	425	421
CBS Corp.	7.875%	7/30/30	1,301	1,730
CBS Corp.	5.900%	10/15/40	500	583
CenturyLink Inc.	6.875%	1/15/28	200	200
CenturyLink Inc.	7.600%	9/15/39	750	768
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,150	1,662
Comcast Corp.	5.150%	3/1/20	900	1,053
Comcast Corp.	5.650%	6/15/35	225	255
Comcast Corp.	6.500%	11/15/35	800	996
Comcast Corp.	6.450%	3/15/37	1,680	2,089
Comcast Corp.	6.950%	8/15/37	3,240	4,244
Comcast Corp.	6.400%	5/15/38	880	1,090
Comcast Corp.	6.550%	7/1/39	425	539
Comcast Corp.	6.400%	3/1/40	800	1,022
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,435	3,471
Deutsche Telekom International Finance BV	9.250%	6/1/32	1,000	1,513
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	6.000%	8/15/40	975	1,115
DIRECTV Holdings LLC /
DIRECTV Financing Co. Inc.	6.375%	3/1/41	1,375	1,653
Discovery Communications LLC	6.350%	6/1/40	575	724
Embarq Corp.	7.082%	6/1/16	250	280
Embarq Corp.	7.995%	6/1/36	1,425	1,521
France Telecom SA	8.500%	3/1/31	1,885	2,744
France Telecom SA	5.375%	1/13/42	1,175	1,279
Grupo Televisa SAB	6.625%	3/18/25	100	121
Grupo Televisa SAB	6.625%	1/15/40	1,200	1,419
GTE Corp.	6.940%	4/15/28	650	810
Koninklijke KPN NV	8.375%	10/1/30	625	820

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McGraw-Hill Cos. Inc.	6.550%	11/15/37	150	163
NBCUniversal Media LLC	6.400%	4/30/40	950	1,202
NBCUniversal Media LLC	5.950%	4/1/41	1,120	1,352
New Cingular Wireless Services Inc.	8.750%	3/1/31	1,550	2,302
News America Inc.	7.700%	10/30/25	50	62
News America Inc.	6.200%	12/15/34	1,350	1,540
News America Inc.	6.400%	12/15/35	1,075	1,251
News America Inc.	6.150%	3/1/37	1,350	1,555
News America Inc.	6.650%	11/15/37	1,100	1,330
News America Inc.	6.900%	8/15/39	875	1,077
News America Inc.	6.150%	2/15/41	1,350	1,611
News America Inc.	7.750%	12/1/45	300	371
Qwest Capital Funding Inc.	7.750%	2/15/31	175	179
Qwest Corp.	7.500%	6/15/23	225	226
Qwest Corp.	7.250%	9/15/25	100	110
Qwest Corp.	6.875%	9/15/33	2,100	2,084
Qwest Corp.	7.125%	11/15/43	75	74
Rogers Communications Inc.	7.500%	8/15/38	425	583
Telecom Italia Capital SA	6.375%	11/15/33	325	280
Telecom Italia Capital SA	6.000%	9/30/34	525	443
Telecom Italia Capital SA	7.200%	7/18/36	1,050	957
Telecom Italia Capital SA	7.721%	6/4/38	1,550	1,471
Telefonica Emisiones SAU	7.045%	6/20/36	1,675	1,796
Telefonica Europe BV	8.250%	9/15/30	1,200	1,383
Thomson Reuters Corp.	5.500%	8/15/35	100	106
Thomson Reuters Corp.	5.850%	4/15/40	625	705
Time Warner Cable Inc.	6.550%	5/1/37	1,300	1,561
Time Warner Cable Inc.	7.300%	7/1/38	975	1,243
Time Warner Cable Inc.	6.750%	6/15/39	975	1,203
Time Warner Cable Inc.	5.875%	11/15/40	1,575	1,786
Time Warner Cable Inc.	5.500%	9/1/41	1,675	1,847
Time Warner Entertainment Co. LP	8.375%	3/15/23	1,150	1,573
Time Warner Entertainment Co. LP	8.375%	7/15/33	350	456
United States Cellular Corp.	6.700%	12/15/33	425	416
Verizon Communications Inc.	8.750%	11/1/18	100	138
Verizon Communications Inc.	5.850%	9/15/35	1,550	1,866
Verizon Communications Inc.	6.250%	4/1/37	2,040	2,488
Verizon Communications Inc.	6.400%	2/15/38	540	680
Verizon Communications Inc.	6.900%	4/15/38	1,060	1,404
Verizon Communications Inc.	8.950%	3/1/39	1,250	1,984
Verizon Communications Inc.	7.350%	4/1/39	800	1,105
Verizon Communications Inc.	6.000%	4/1/41	1,100	1,363
Verizon Communications Inc.	4.750%	11/1/41	525	560
Verizon Global Funding Corp.	7.750%	12/1/30	2,160	3,041
Verizon New York Inc.	7.375%	4/1/32	432	518
Vodafone Group plc	7.875%	2/15/30	1,125	1,608
Vodafone Group plc	6.150%	2/27/37	1,455	1,822

Consumer Cyclical (7.7%)
CVS Caremark Corp.	6.250%	6/1/27	675	823
CVS Caremark Corp.	6.125%	9/15/39	560	701
CVS Caremark Corp.	5.750%	5/15/41	1,820	2,183
Daimler Finance North America LLC	8.500%	1/18/31	1,450	2,136
Darden Restaurants Inc.	6.800%	10/15/37	250	285
Historic TW Inc.	6.625%	5/15/29	1,075	1,297

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Home Depot Inc.	5.875%	12/16/36	2,225	2,786
Home Depot Inc.	5.400%	9/15/40	335	399
Home Depot Inc.	5.950%	4/1/41	1,275	1,642
Johnson Controls Inc.	6.000%	1/15/36	300	346
Johnson Controls Inc.	5.700%	3/1/41	425	482
Johnson Controls Inc.	5.250%	12/1/41	200	213
Kohl’s Corp.	6.875%	12/15/37	300	374
Lowe’s Cos. Inc.	5.500%	10/15/35	775	888
Lowe’s Cos. Inc.	6.650%	9/15/37	250	327
Lowe’s Cos. Inc.	5.800%	4/15/40	825	998
Lowe’s Cos. Inc.	5.125%	11/15/41	1,100	1,251
Macy’s Retail Holdings Inc.	6.900%	4/1/29	200	240
Macy’s Retail Holdings Inc.	6.375%	3/15/37	1,850	2,184
Macy’s Retail Holdings Inc.	5.125%	1/15/42	125	129
McDonald’s Corp.	6.300%	10/15/37	1,475	2,029
McDonald’s Corp.	6.300%	3/1/38	620	860
McDonald’s Corp.	3.700%	2/15/42	275	269
Nordstrom Inc.	7.000%	1/15/38	395	533
Target Corp.	7.000%	7/15/31	425	570
Target Corp.	6.500%	10/15/37	1,400	1,880
Target Corp.	7.000%	1/15/38	1,800	2,557
Time Warner Cos. Inc.	7.570%	2/1/24	350	446
Time Warner Inc.	7.625%	4/15/31	2,250	2,974
Time Warner Inc.	7.700%	5/1/32	1,925	2,567
Time Warner Inc.	6.500%	11/15/36	300	365
Time Warner Inc.	6.100%	7/15/40	1,100	1,301
Time Warner Inc.	6.250%	3/29/41	1,925	2,325
Time Warner Inc.	5.375%	10/15/41	625	691
VF Corp.	6.450%	11/1/37	225	281
Viacom Inc.	6.875%	4/30/36	1,250	1,633
Viacom Inc.	6.750%	10/5/37	200	259
Viacom Inc.	4.500%	2/27/42	575	567
Wal-Mart Stores Inc.	5.875%	4/5/27	250	310
Wal-Mart Stores Inc.	7.550%	2/15/30	625	923
Wal-Mart Stores Inc.	5.250%	9/1/35	2,250	2,656
Wal-Mart Stores Inc.	6.500%	8/15/37	3,360	4,612
Wal-Mart Stores Inc.	6.200%	4/15/38	2,450	3,259
Wal-Mart Stores Inc.	5.625%	4/1/40	1,450	1,822
Wal-Mart Stores Inc.	5.000%	10/25/40	400	456
Wal-Mart Stores Inc.	5.625%	4/15/41	1,975	2,495
Walt Disney Co.	3.750%	6/1/21	250	274
Walt Disney Co.	4.375%	8/16/41	500	524
Walt Disney Co.	4.125%	12/1/41	700	717
Western Union Co.	6.200%	11/17/36	225	242
Western Union Co.	6.200%	6/21/40	150	158
Yum! Brands Inc.	6.875%	11/15/37	325	423

Consumer Noncyclical (12.5%)
Abbott Laboratories	6.150%	11/30/37	900	1,179
Abbott Laboratories	6.000%	4/1/39	800	1,033
Abbott Laboratories	5.300%	5/27/40	1,350	1,621
Ahold Finance USA LLC	6.875%	5/1/29	275	347
Altria Group Inc.	9.950%	11/10/38	1,275	1,988
Altria Group Inc.	10.200%	2/6/39	1,400	2,228
Amgen Inc.	6.375%	6/1/37	1,400	1,665

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Amgen Inc.	6.400%	2/1/39	1,175	1,408
Amgen Inc.	5.750%	3/15/40	600	668
Amgen Inc.	4.950%	10/1/41	300	303
Amgen Inc.	5.150%	11/15/41	1,800	1,881
Amgen Inc.	5.650%	6/15/42	1,175	1,311
Anheuser-Busch Cos. LLC	6.450%	9/1/37	600	819
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,925	3,040
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	200	306
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	900	1,249
Archer-Daniels-Midland Co.	5.935%	10/1/32	575	695
Archer-Daniels-Midland Co.	5.375%	9/15/35	175	203
Archer-Daniels-Midland Co.	5.765%	3/1/41	1,255	1,594
2 Archer-Daniels-Midland Co.	4.535%	3/26/42	200	208
2 Aristotle Holding Inc.	6.125%	11/15/41	900	993
AstraZeneca plc	6.450%	9/15/37	2,790	3,771
Baxter International Inc.	6.250%	12/1/37	300	402
Beam Inc.	5.875%	1/15/36	125	129
Becton Dickinson and Co.	5.000%	11/12/40	220	246
Boston Scientific Corp.	7.000%	11/15/35	50	59
Boston Scientific Corp.	7.375%	1/15/40	775	1,020
Bristol-Myers Squibb Co.	5.875%	11/15/36	1,255	1,607
Bristol-Myers Squibb Co.	6.125%	5/1/38	750	1,001
Celgene Corp.	5.700%	10/15/40	275	301
Coca-Cola Co.	3.300%	9/1/21	550	586
ConAgra Foods Inc.	7.125%	10/1/26	300	360
ConAgra Foods Inc.	7.000%	10/1/28	325	398
ConAgra Foods Inc.	8.250%	9/15/30	125	162
Corn Products International Inc.	6.625%	4/15/37	125	145
Covidien International Finance SA	6.550%	10/15/37	575	770
Delhaize Group SA	5.700%	10/1/40	1,352	1,284
Diageo Capital plc	5.875%	9/30/36	825	1,022
Diageo Investment Corp.	7.450%	4/15/35	175	239
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	100	139
Eli Lilly & Co.	5.500%	3/15/27	950	1,135
Eli Lilly & Co.	6.770%	1/1/36	250	344
Eli Lilly & Co.	5.550%	3/15/37	650	789
Eli Lilly & Co.	5.950%	11/15/37	200	252
Estee Lauder Cos. Inc.	6.000%	5/15/37	175	218
Genentech Inc.	5.250%	7/15/35	125	143
General Mills Inc.	5.400%	6/15/40	600	705
Gilead Sciences Inc.	5.650%	12/1/41	800	886
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,650	3,616
Hasbro Inc.	6.350%	3/15/40	450	497
HJ Heinz Finance Co.	6.750%	3/15/32	200	249
Hospira Inc.	5.600%	9/15/40	800	787
Johnson & Johnson	4.950%	5/15/33	425	501
Johnson & Johnson	5.950%	8/15/37	1,820	2,432
Johnson & Johnson	4.500%	9/1/40	525	586
Kellogg Co.	7.450%	4/1/31	1,200	1,621
Kimberly-Clark Corp.	6.625%	8/1/37	855	1,192
Kimberly-Clark Corp.	5.300%	3/1/41	525	644
Koninklijke Philips Electronics NV	6.875%	3/11/38	1,000	1,285
Kraft Foods Inc.	6.500%	11/1/31	150	186
Kraft Foods Inc.	7.000%	8/11/37	608	801
Kraft Foods Inc.	6.875%	2/1/38	1,650	2,169

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kraft Foods Inc.	6.875%	1/26/39	800	1,049
Kraft Foods Inc.	6.500%	2/9/40	2,650	3,431
Kroger Co.	8.000%	9/15/29	100	133
Kroger Co.	7.500%	4/1/31	300	391
Kroger Co.	6.900%	4/15/38	975	1,253
Lorillard Tobacco Co.	7.000%	8/4/41	500	553
Mattel Inc.	5.450%	11/1/41	225	236
McKesson Corp.	6.000%	3/1/41	550	720
Mead Johnson Nutrition Co.	4.900%	11/1/19	350	392
Medtronic Inc.	6.500%	3/15/39	100	136
Medtronic Inc.	5.550%	3/15/40	450	554
Merck & Co. Inc.	6.400%	3/1/28	75	99
Merck & Co. Inc.	6.500%	12/1/33	925	1,258
Merck & Co. Inc.	6.550%	9/15/37	2,145	3,031
Merck & Co. Inc.	5.850%	6/30/39	800	1,059
Pepsi Bottling Group Inc.	7.000%	3/1/29	625	865
PepsiAmericas Inc.	5.500%	5/15/35	75	91
PepsiCo Inc.	2.750%	3/5/22	650	649
PepsiCo Inc.	5.500%	1/15/40	1,000	1,231
PepsiCo Inc.	4.875%	11/1/40	1,250	1,421
PepsiCo Inc.	4.000%	3/5/42	675	673
Pfizer Inc.	7.200%	3/15/39	3,675	5,492
Pharmacia Corp.	6.600%	12/1/28	250	329
Philip Morris International Inc.	6.375%	5/16/38	1,400	1,832
Philip Morris International Inc.	4.375%	11/15/41	825	843
3 Procter & Gamble Co.	5.550%	3/5/37	2,465	3,180
Quest Diagnostics Inc.	6.950%	7/1/37	440	549
Quest Diagnostics Inc.	5.750%	1/30/40	400	436
Ralcorp Holdings Inc.	6.625%	8/15/39	225	232
Reynolds American Inc.	7.250%	6/15/37	175	210
Safeway Inc.	7.250%	2/1/31	450	539
Sara Lee Corp.	6.125%	11/1/32	150	151
Sysco Corp.	5.375%	9/21/35	450	549
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	700	888
Unilever Capital Corp.	5.900%	11/15/32	875	1,136
Wyeth LLC	6.450%	2/1/24	235	310
Wyeth LLC	6.500%	2/1/34	800	1,078
Wyeth LLC	6.000%	2/15/36	25	32
Wyeth LLC	5.950%	4/1/37	1,305	1,702
Zimmer Holdings Inc.	5.750%	11/30/39	375	427

Energy (9.2%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	550	659
Anadarko Finance Co.	7.500%	5/1/31	1,080	1,380
Anadarko Petroleum Corp.	6.450%	9/15/36	1,900	2,314
Anadarko Petroleum Corp.	6.200%	3/15/40	900	1,082
Apache Corp.	5.100%	9/1/40	2,465	2,871
Apache Corp.	5.250%	2/1/42	600	717
Baker Hughes Inc.	5.125%	9/15/40	1,470	1,743
Cameron International Corp.	5.950%	6/1/41	200	236
Canadian Natural Resources Ltd.	7.200%	1/15/32	368	481
Canadian Natural Resources Ltd.	6.500%	2/15/37	350	452
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,750	2,248
Canadian Natural Resources Ltd.	6.750%	2/1/39	200	269
Cenovus Energy Inc.	6.750%	11/15/39	1,300	1,760

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ConocoPhillips	5.900%	10/15/32	725	922
ConocoPhillips	5.900%	5/15/38	2,425	3,172
ConocoPhillips	6.500%	2/1/39	1,975	2,783
ConocoPhillips Holding Co.	6.950%	4/15/29	1,670	2,280
Devon Energy Corp.	7.950%	4/15/32	875	1,273
Devon Energy Corp.	5.600%	7/15/41	1,095	1,304
Devon Financing Corp. ULC	7.875%	9/30/31	1,075	1,536
Diamond Offshore Drilling Inc.	5.700%	10/15/39	250	289
Encana Corp.	6.500%	8/15/34	1,230	1,353
Encana Corp.	6.625%	8/15/37	550	641
Encana Corp.	6.500%	2/1/38	650	724
Encana Corp.	5.150%	11/15/41	355	349
Halliburton Co.	6.700%	9/15/38	550	742
Halliburton Co.	7.450%	9/15/39	990	1,436
Halliburton Co.	4.500%	11/15/41	675	711
Hess Corp.	7.875%	10/1/29	550	759
Hess Corp.	7.300%	8/15/31	1,320	1,748
Hess Corp.	6.000%	1/15/40	550	663
Hess Corp.	5.600%	2/15/41	1,195	1,376
Husky Energy Inc.	6.800%	9/15/37	200	260
Kerr-McGee Corp.	7.875%	9/15/31	500	663
Marathon Oil Corp.	6.800%	3/15/32	1,075	1,351
Marathon Petroleum Corp.	6.500%	3/1/41	975	1,101
Nexen Inc.	6.400%	5/15/37	1,000	1,145
Nexen Inc.	7.500%	7/30/39	1,425	1,816
Noble Energy Inc.	6.000%	3/1/41	1,025	1,218
Noble Holding International Ltd.	3.950%	3/15/22	325	334
Noble Holding International Ltd.	6.200%	8/1/40	350	399
Noble Holding International Ltd.	6.050%	3/1/41	600	676
Noble Holding International Ltd.	5.250%	3/15/42	300	307
Petro-Canada	5.950%	5/15/35	200	241
Petro-Canada	6.800%	5/15/38	1,225	1,644
Pride International Inc.	7.875%	8/15/40	450	606
Shell International Finance BV	6.375%	12/15/38	3,085	4,313
Shell International Finance BV	5.500%	3/25/40	425	550
2 Southwestern Energy Co.	4.100%	3/15/22	800	799
Suncor Energy Inc.	7.150%	2/1/32	225	291
Suncor Energy Inc.	6.500%	6/15/38	1,825	2,376
Suncor Energy Inc.	6.850%	6/1/39	1,150	1,560
Talisman Energy Inc.	5.850%	2/1/37	900	982
Talisman Energy Inc.	6.250%	2/1/38	475	554
Tosco Corp.	7.800%	1/1/27	100	139
Tosco Corp.	8.125%	2/15/30	575	824
Transocean Inc.	7.500%	4/15/31	525	631
Transocean Inc.	6.800%	3/15/38	1,100	1,281
Transocean Inc.	7.350%	12/15/41	475	604
Valero Energy Corp.	6.625%	6/15/37	2,405	2,721
Weatherford International Ltd.	6.500%	8/1/36	1,000	1,140
Weatherford International Ltd.	9.875%	3/1/39	200	281
Weatherford International Ltd.	6.750%	9/15/40	700	832
Williams Cos. Inc.	7.500%	1/15/31	217	258
Williams Cos. Inc.	7.750%	6/15/31	186	227
Williams Cos. Inc.	8.750%	3/15/32	361	484

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Other Industrial (0.1%)
California Institute of Technology Revenue	4.700%	11/1/11	200	205
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.875%	10/15/40	75	88
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.600%	7/1/11	600	798

Technology (3.4%)
Applied Materials Inc.	5.850%	6/15/41	800	958
Cisco Systems Inc.	5.900%	2/15/39	2,150	2,715
Cisco Systems Inc.	5.500%	1/15/40	1,400	1,702
Corning Inc.	4.700%	3/15/37	850	856
Corning Inc.	5.750%	8/15/40	375	434
Dell Inc.	7.100%	4/15/28	125	160
Dell Inc.	5.400%	9/10/40	790	875
Harris Corp.	6.150%	12/15/40	350	406
Hewlett-Packard Co.	4.300%	6/1/21	325	341
Hewlett-Packard Co.	6.000%	9/15/41	1,100	1,272
Intel Corp.	4.800%	10/1/41	1,550	1,743
International Business Machines Corp.	7.000%	10/30/25	200	276
International Business Machines Corp.	5.875%	11/29/32	775	986
International Business Machines Corp.	5.600%	11/30/39	2,350	3,022
Juniper Networks Inc.	5.950%	3/15/41	300	349
Microsoft Corp.	5.200%	6/1/39	500	613
Microsoft Corp.	4.500%	10/1/40	625	697
3 Microsoft Corp.	5.300%	2/8/41	1,310	1,663
Nokia Oyj	6.625%	5/15/39	700	718
Oracle Corp.	6.500%	4/15/38	1,975	2,644
Oracle Corp.	6.125%	7/8/39	1,150	1,521
Oracle Corp.	5.375%	7/15/40	1,275	1,548
Pitney Bowes Inc.	5.250%	1/15/37	100	101
Science Applications International Corp.	5.500%	7/1/33	325	324
Tyco Electronics Group SA	7.125%	10/1/37	150	198
Xerox Corp.	6.750%	12/15/39	250	293

Transportation (3.2%)
1 BNSF Funding Trust I	6.613%	12/15/55	150	156
Burlington Northern Santa Fe LLC	3.050%	3/15/22	700	696
Burlington Northern Santa Fe LLC	6.150%	5/1/37	325	409
Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,140	1,357
Burlington Northern Santa Fe LLC	5.050%	3/1/41	700	779
Burlington Northern Santa Fe LLC	5.400%	6/1/41	375	439
Burlington Northern Santa Fe LLC	4.950%	9/15/41	375	406
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,000	985
Canadian National Railway Co.	6.900%	7/15/28	250	331
Canadian National Railway Co.	6.200%	6/1/36	245	312
Canadian National Railway Co.	6.375%	11/15/37	1,200	1,593
Canadian Pacific Railway Co.	4.450%	3/15/23	925	954
Canadian Pacific Railway Co.	7.125%	10/15/31	375	440
Canadian Pacific Railway Co.	5.950%	5/15/37	250	264
Con-way Inc.	6.700%	5/1/34	200	194
1 Continental Airlines 2007-1 Class A
Pass Through Trust	5.983%	4/19/22	465	515
CSX Corp.	6.000%	10/1/36	500	597
CSX Corp.	6.150%	5/1/37	275	335

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CSX Corp.	6.220%	4/30/40	400	500
CSX Corp.	5.500%	4/15/41	680	785
CSX Corp.	4.750%	5/30/42	800	834
CSX Corp.	4.400%	3/1/43	475	473
1 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	8/10/22	1,136	1,247
Norfolk Southern Corp.	5.640%	5/17/29	125	148
Norfolk Southern Corp.	7.250%	2/15/31	1,515	2,075
2 Norfolk Southern Corp.	4.837%	10/1/41	903	974
Norfolk Southern Corp.	6.000%	3/15/05	275	324
Norfolk Southern Corp.	6.000%	5/23/11	550	654
1 UAL 2009-2A Pass Through Trust	9.750%	1/15/17	125	144
Union Pacific Corp.	4.163%	7/15/22	1,575	1,734
Union Pacific Corp.	6.625%	2/1/29	525	679
Union Pacific Corp.	4.750%	9/15/41	1,200	1,310
United Parcel Service Inc.	6.200%	1/15/38	1,230	1,670
United Parcel Service Inc.	4.875%	11/15/40	1,025	1,204
				480,787
Utilities (16.7%)
Electric (12.3%)
Alabama Power Co.	5.650%	3/15/35	2,000	2,158
Alabama Power Co.	6.125%	5/15/38	500	654
Alabama Power Co.	5.200%	6/1/41	550	651
Alabama Power Co.	4.100%	1/15/42	200	201
Appalachian Power Co.	6.375%	4/1/36	100	123
Appalachian Power Co.	7.000%	4/1/38	2,500	3,386
Arizona Public Service Co.	5.050%	9/1/41	400	443
Arizona Public Service Co.	4.500%	4/1/42	250	256
Cleco Power LLC	6.500%	12/1/35	300	365
Cleco Power LLC	6.000%	12/1/40	175	207
Commonwealth Edison Co.	6.450%	1/15/38	675	906
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	50	58
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	625	775
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	100	129
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	300	403
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	300	424
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	475	583
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,355	1,726
Constellation Energy Group Inc.	7.600%	4/1/32	680	910
Detroit Edison Co.	5.700%	10/1/37	375	467
Dominion Resources Inc.	7.000%	6/15/38	550	762
Dominion Resources Inc.	4.900%	8/1/41	325	358
DTE Energy Co.	6.375%	4/15/33	435	524
Duke Energy Carolinas LLC	6.050%	4/15/38	1,700	2,244
Duke Energy Carolinas LLC	5.300%	2/15/40	1,350	1,656
Duke Energy Carolinas LLC	4.250%	12/15/41	1,225	1,295
Duke Energy Indiana Inc.	6.450%	4/1/39	175	239
Entergy Louisiana LLC	5.400%	11/1/24	725	854
Entergy Louisiana LLC	4.440%	1/15/26	75	82
Exelon Generation Co. LLC	6.250%	10/1/39	1,150	1,415
Exelon Generation Co. LLC	5.750%	10/1/41	1,375	1,606
FirstEnergy Corp.	7.375%	11/15/31	1,450	1,837
FirstEnergy Solutions Corp.	6.800%	8/15/39	1,350	1,569
Florida Power & Light Co.	5.850%	5/1/37	600	770
Florida Power & Light Co.	5.950%	2/1/38	905	1,189
Florida Power & Light Co.	5.960%	4/1/39	700	927

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Florida Power & Light Co.	5.690%	3/1/40	525	668
Florida Power & Light Co.	5.250%	2/1/41	700	856
Florida Power & Light Co.	5.125%	6/1/41	105	126
Florida Power & Light Co.	4.125%	2/1/42	1,425	1,483
Florida Power Corp.	6.400%	6/15/38	1,725	2,359
Georgia Power Co.	5.950%	2/1/39	515	655
Georgia Power Co.	5.400%	6/1/40	275	327
Iberdrola International BV	6.750%	7/15/36	590	650
Interstate Power & Light Co.	6.250%	7/15/39	200	261
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	425	449
Kansas City Power & Light Co.	5.300%	10/1/41	600	648
Kentucky Utilities Co.	5.125%	11/1/40	415	487
MidAmerican Energy Co.	5.750%	11/1/35	400	484
MidAmerican Energy Holdings Co.	6.125%	4/1/36	2,880	3,567
MidAmerican Energy Holdings Co.	5.950%	5/15/37	250	300
MidAmerican Energy Holdings Co.	6.500%	9/15/37	2,180	2,845
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	875	1,239
Nevada Power Co.	6.650%	4/1/36	225	303
Nevada Power Co.	5.375%	9/15/40	375	438
Nevada Power Co.	5.450%	5/15/41	750	887
Northern States Power Co.	6.250%	6/1/36	950	1,281
Northern States Power Co.	5.350%	11/1/39	525	644
Northern States Power Co.	4.850%	8/15/40	150	172
Oglethorpe Power Corp.	5.950%	11/1/39	225	283
Oglethorpe Power Corp.	5.375%	11/1/40	600	695
Ohio Edison Co.	6.875%	7/15/36	300	376
Oklahoma Gas & Electric Co.	5.850%	6/1/40	275	342
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,700	2,145
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,350	1,479
Pacific Gas & Electric Co.	6.050%	3/1/34	2,855	3,588
Pacific Gas & Electric Co.	5.800%	3/1/37	1,075	1,339
Pacific Gas & Electric Co.	6.350%	2/15/38	100	133
Pacific Gas & Electric Co.	6.250%	3/1/39	300	392
Pacific Gas & Electric Co.	5.400%	1/15/40	200	239
Pacific Gas & Electric Co.	4.500%	12/15/41	1,075	1,121
PacifiCorp	7.700%	11/15/31	80	118
PacifiCorp	6.250%	10/15/37	275	364
PacifiCorp	6.000%	1/15/39	125	161
PacifiCorp	4.100%	2/1/42	1,350	1,352
Potomac Electric Power Co.	6.500%	11/15/37	1,200	1,619
PPL Electric Utilities Corp.	6.250%	5/15/39	200	268
PPL Electric Utilities Corp.	5.200%	7/15/41	1,075	1,286
Progress Energy Inc.	7.750%	3/1/31	800	1,131
Progress Energy Inc.	7.000%	10/30/31	350	456
Progress Energy Inc.	6.000%	12/1/39	750	945
PSEG Power LLC	8.625%	4/15/31	575	853
Public Service Co. of Colorado	6.250%	9/1/37	150	201
Public Service Co. of Colorado	4.750%	8/15/41	200	225
Public Service Electric & Gas Co.	5.700%	12/1/36	100	126
Public Service Electric & Gas Co.	5.800%	5/1/37	500	637
Public Service Electric & Gas Co.	5.500%	3/1/40	375	477
Puget Sound Energy Inc.	5.795%	3/15/40	150	185
Puget Sound Energy Inc.	5.638%	4/15/41	1,020	1,257
Puget Sound Energy Inc.	4.434%	11/15/41	450	471
San Diego Gas & Electric Co.	6.000%	6/1/39	600	805

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Diego Gas & Electric Co.	4.500%	8/15/40	275	304
San Diego Gas & Electric Co.	3.950%	11/15/41	1,000	1,012
South Carolina Electric & Gas Co.	6.625%	2/1/32	400	515
South Carolina Electric & Gas Co.	6.050%	1/15/38	625	790
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	119
South Carolina Electric & Gas Co.	4.350%	2/1/42	425	433
Southern California Edison Co.	6.000%	1/15/34	1,625	2,092
Southern California Edison Co.	5.550%	1/15/37	750	930
Southern California Edison Co.	5.950%	2/1/38	650	852
Southern California Edison Co.	4.500%	9/1/40	1,225	1,348
Southern California Edison Co.	3.900%	12/1/41	200	200
Southern Power Co.	5.150%	9/15/41	1,000	1,083
Southwestern Electric Power Co.	6.200%	3/15/40	275	342
Tampa Electric Co.	6.150%	5/15/37	100	126
Toledo Edison Co.	6.150%	5/15/37	800	967
TransAlta Corp.	6.500%	3/15/40	75	82
Union Electric Co.	8.450%	3/15/39	500	806
Virginia Electric and Power Co.	3.450%	9/1/22	1,400	1,478
Virginia Electric and Power Co.	6.000%	5/15/37	2,050	2,657
Virginia Electric and Power Co.	8.875%	11/15/38	400	664
Westar Energy Inc.	4.125%	3/1/42	200	199
Wisconsin Electric Power Co.	5.625%	5/15/33	200	249
Wisconsin Electric Power Co.	5.700%	12/1/36	100	127
Wisconsin Power & Light Co.	6.375%	8/15/37	315	419
Xcel Energy Inc.	4.800%	9/15/41	825	906

Natural Gas (4.3%)
AGL Capital Corp.	6.000%	10/1/34	150	175
AGL Capital Corp.	5.875%	3/15/41	900	1,091
Atmos Energy Corp.	5.500%	6/15/41	100	118
CenterPoint Energy Resources Corp.	6.625%	11/1/37	200	247
CenterPoint Energy Resources Corp.	5.850%	1/15/41	504	584
DCP Midstream LLC	8.125%	8/16/30	125	157
El Paso Natural Gas Co.	8.375%	6/15/32	740	913
Enbridge Energy Partners LP	7.500%	4/15/38	850	1,133
Enbridge Energy Partners LP	5.500%	9/15/40	450	504
Energy Transfer Partners LP	7.500%	7/1/38	935	1,106
Energy Transfer Partners LP	6.050%	6/1/41	456	485
Energy Transfer Partners LP	6.500%	2/1/42	1,085	1,203
Enterprise Products Operating LLC	6.650%	10/15/34	625	758
Enterprise Products Operating LLC	7.550%	4/15/38	300	399
Enterprise Products Operating LLC	6.125%	10/15/39	900	1,065
Enterprise Products Operating LLC	6.450%	9/1/40	350	430
Enterprise Products Operating LLC	5.950%	2/1/41	1,450	1,686
Enterprise Products Operating LLC	5.700%	2/15/42	475	539
Enterprise Products Operating LLC	4.850%	8/15/42	150	153
KeySpan Corp.	8.000%	11/15/30	220	289
Kinder Morgan Energy Partners LP	6.500%	2/1/37	100	113
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,950	2,313
Kinder Morgan Energy Partners LP	6.500%	9/1/39	900	1,021
Kinder Morgan Energy Partners LP	5.625%	9/1/41	2,000	2,114
Nisource Finance Corp.	6.125%	3/1/22	700	832
Nisource Finance Corp.	6.250%	12/15/40	400	466
Nisource Finance Corp.	5.950%	6/15/41	150	168
ONEOK Inc.	6.000%	6/15/35	125	135

Long-Term Corporate Bond Index Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ONEOK Partners LP	6.125%	2/1/41	1,600	1,878
Plains All American Pipeline LP /
PAA Finance Corp.	6.650%	1/15/37	375	448
Sempra Energy	6.000%	10/15/39	1,595	1,988
Southern Natural Gas Co.	8.000%	3/1/32	225	282
Southern Union Co.	7.600%	2/1/24	150	179
Southern Union Co.	8.250%	11/15/29	219	263
Spectra Energy Capital LLC	7.500%	9/15/38	325	420
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	150	178
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	150	165
Tennessee Gas Pipeline Co.	7.000%	3/15/27	100	115
Tennessee Gas Pipeline Co.	7.625%	4/1/37	200	237
Texas Eastern Transmission LP	7.000%	7/15/32	200	250
TransCanada PipeLines Ltd.	6.200%	10/15/37	275	346
TransCanada PipeLines Ltd.	7.250%	8/15/38	300	421
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,707	2,508
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,500	1,927
Williams Partners LP	6.300%	4/15/40	1,385	1,731

Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	600	719
United Utilities plc	6.875%	8/15/28	150	169
Veolia Environnement SA	6.750%	6/1/38	175	201
				131,672
Total Corporate Bonds (Cost $730,358)				767,274
Taxable Municipal Bonds (0.1%)
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.700%	3/1/39	275	358
Ohio State University General Receipts Revenue	4.800%	6/1/11	125	133
University of Southern California	5.250%	10/1/11	100	120
Total Taxable Municipal Bonds (Cost $592)				611

			Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
4 Vanguard Market Liquidity Fund (Cost $7,896)	0.111%		7,896,033	7,896
Total Investments (99.7%) (Cost $751,197)				788,125
Other Assets and Liabilities (0.3%)
Other Assets				19,325
Liabilities				(17,046)
				2,279
Net Assets (100%)				790,404

Long-Term Corporate Bond Index Fund

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	752,664
Undistributed Net Investment Income	14
Accumulated Net Realized Gains	650
Unrealized Appreciation (Depreciation)
Investment Securities	36,928
Futures Contracts	148
Net Assets	790,404

Signal Shares—Net Assets
Applicable to 527,065 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,374
Net Asset Value Per Share—Signal Shares	$23.48

Institutional Shares—Net Assets
Applicable to 589,608 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,186
Net Asset Value Per Share—Institutional Shares	$29.15

ETF Shares—Net Assets
Applicable to 8,700,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	760,844
Net Asset Value Per Share—ETF Shares	$87.45

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from  registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $4,449,000, representing 0.6% of net assets.
3 Securities with a value of $480,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Interest[1]	10,705
Total Income	10,705
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8
Management and Administrative—Signal Shares	5
Management and Administrative—Institutional Shares	5
Management and Administrative—ETF Shares	221
Marketing and Distribution—Signal Shares	2
Marketing and Distribution—Institutional Shares	2
Marketing and Distribution—ETF Shares	38
Custodian Fees	3
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	7
Total Expenses	291
Net Investment Income	10,414
Realized Net Gain (Loss)
Investment Securities Sold	1,926
Futures Contracts	(661)
Realized Net Gain (Loss)	1,265
Change in Unrealized Appreciation (Depreciation)
Investment Securities	32,159
Futures Contracts	144
Change in Unrealized Appreciation (Depreciation)	32,303
Net Increase (Decrease) in Net Assets Resulting from Operations	43,982
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,414	6,184
Realized Net Gain (Loss)	1,265	306
Change in Unrealized Appreciation (Depreciation)	32,303	207
Net Increase (Decrease) in Net Assets Resulting from Operations	43,982	6,697
Distributions
Net Investment Income
Signal Shares	(244)	(341)
Institutional Shares	(392)	(497)
ETF Shares	(9,765)	(5,349)
Realized Capital Gain[1]
Signal Shares	—	(10)
Institutional Shares	—	(26)
ETF Shares	—	(215)
Return of Capital
Total Distributions	(10,401)	(6,438)
Capital Share Transactions
Signal Shares	2,148	5,659
Institutional Shares	1,132	7,603
ETF Shares	454,680	209,252
Net Increase (Decrease) from Capital Share Transactions	457,960	222,514
Total Increase (Decrease)	491,541	222,773
Net Assets
Beginning of Period	298,863	76,090
End of Period[2]	790,404	298,863

1 Includes fiscal 2011 short-term gain distributions totaling $251,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $14,000 and $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	Jan. 19,
	Ended	Ended	2010[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$21.69	$22.00	$20.12
Investment Operations
Net Investment Income	.523	1.100	.680
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.790	(.246)	1.936
Total from Investment Operations	2.313	.854	2.616
Distributions
Dividends from Net Investment Income	(.523)	(1.100)	(.736)
Distributions from Realized Capital Gains	—	(.064)	—
Total Distributions	(.523)	(1.164)	(.736)
Net Asset Value, End of Period	$23.48	$21.69	$22.00

Total Return[3]	10.77%	4.21%	13.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12	$9	$4
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	4.94%	5.36%	5.65%[4]
Portfolio Turnover Rate[5]	93%	110%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.00, $.04, and $.03.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Nov. 19,
	Ended	Ended	2009[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$26.93	$27.32	$24.89
Investment Operations
Net Investment Income	.658	1.377	1.090
Net Realized and Unrealized Gain (Loss) on Investments[2]	2.219	(.308)	2.428
Total from Investment Operations	2.877	1.069	3.518
Distributions
Dividends from Net Investment Income	(.657)	(1.379)	(1.088)
Distributions from Realized Capital Gains	—	(.080)	—
Total Distributions	(.657)	(1.459)	(1.088)
Net Asset Value, End of Period	$29.15	$26.93	$27.32

Total Return[3]	10.80%	4.25%	14.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17	$15	$7
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%[4]
Ratio of Net Investment Income to Average Net Assets	4.99%	5.41%	5.71%[4]
Portfolio Turnover Rate[5]	93%	110%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.00, $.04, and $.03.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Nov. 19,
	Ended	Ended	2009[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$80.80	$81.96	$74.67
Investment Operations
Net Investment Income	1.951	4.091	3.236
Net Realized and Unrealized Gain (Loss) on Investments[2]	6.648	(.917)	7.286
Total from Investment Operations	8.599	3.174	10.522
Distributions
Dividends from Net Investment Income	(1.949)	(4.095)	(3.232)
Distributions from Realized Capital Gains	—	(.239)	—
Total Distributions	(1.949)	(4.334)	(3.232)
Net Asset Value, End of Period	$87.45	$80.80	$81.96

Total Return	10.74%	4.19%	14.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$761	$275	$66
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	4.94%	5.36%	5.65%[3]
Portfolio Turnover Rate[4]	93%	110%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase fees of $.01, $.07, and $.10.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares are credited to paid-in capital.

Long-Term Corporate Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $78,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 29, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	12,344	—
Corporate Bonds	—	767,274	—
Taxable Municipal Bonds	—	611	—
Temporary Cash Investments	7,896	—	—
Futures Contracts—Assets[1]	129	—	—
Futures Contracts—Liabilities[1]	(151)
Total	7,874	780,229	—
1 Represents variation margin on the last day of the reporting period.

Long-Term Corporate Bond Index Fund

D. At February 29, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	June 2012	195	27,623	74
Ultra Long U.S. Treasury Bond	June 2012	(159)	(25,003)	74

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2011, the fund had available capital loss carryforwards totaling $7,000 to offset future net capital gains through August 31, 2019. In addition, the fund realized losses of $546,000 during the period from November 1, 2010, through August 31, 2011, which are deferred and will be treated as realized for tax purposes in fiscal 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 29, 2012, the cost of investment securities for tax purposes was $751,197,000. Net unrealized appreciation of investment securities for tax purposes was $36,928,000, consisting of unrealized gains of $37,600,000 on securities that had risen in value since their purchase and $672,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended February 29, 2012, the fund purchased $510,807,000 of investment securities and sold $76,741,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $125,150,000 and $118,197,000, respectively.

Long-Term Corporate Bond Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued[1]	2,240	99	6,808	323
Issued in Lieu of Cash Distributions	243	11	351	17
Redeemed	(335)	(15)	(1,500)	(67)
Net Increase (Decrease)—Signal Shares	2,148	95	5,659	273
Institutional Shares
Issued[1]	7,229	252	7,080	272
Issued in Lieu of Cash Distributions	392	14	523	20
Redeemed	(6,489)	(225)	—	—
Net Increase (Decrease)—Institutional Shares	1,132	41	7,603	292
ETF Shares
Issued[1]	454,680	5,300	233,137	2,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(23,885)	(300)
Net Increase (Decrease)—ETF Shares	454,680	5,300	209,252	2,600
1 Includes purchase fees for fiscal 2012 and 2011 of $71,000 and $287,000, respectively (fund totals).

At February 29, 2012, one shareholder was the record or beneficial owner of 28% of the fund’s net assets. If the shareholder were to redeem its total investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or result in the realization of taxable capital gains.

H. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Mortgage-Backed Securities Index Fund

Fund Profile
As of February 29, 2012

Share-Class Characteristics

	Signal	ETF
	Shares	Shares
Ticker Symbol	VMBSX	VMBS
Expense Ratio[1]	0.15%	0.15%
30-Day SEC Yield	1.73%	1.73%

Financial Attributes
		Barclays
		MBS	Barclays
		Float Adj	Aggregate
	Fund	Index	FA Index
Number of Bonds	342[2]	959	7,819
Yield to Maturity
(before expenses)	2.5%	2.6%	2.1%
Average Coupon	4.7%	4.7%	3.9%
Average Duration	2.8 years	2.9 years	5.1 years
Average Effective
Maturity	4.7 years	4.8 years	7.2 years
Short-Term
Reserves	0.6%	—	—

Sector Diversification (% of portfolio)
Government Mortgage-Backed	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
U.S. Government	99.4%
Aaa	0.6

For information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Coupon (% of portfolio)
Below 5%	77.4%
5% - 6%	19.4
Above 6%	3.2

Investment Focus

1 The expense ratios shown are from the prospectus dated December 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.15% for Signal Shares and 0.15% for ETF Shares.
2 Issues are mortgage pools grouped by coupon.

Mortgage-Backed Securities Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 19, 2009, Through February 29, 2012
		Barclays
		MBS
		Float Adj
	ETF Shares Net Asset Value	Index
Fiscal Year	Total Returns	Total Returns
2010	4.39%	4.23%
2011	5.14	5.11
2012	1.45	1.53
Note: For 2012, performance data reflect the six months ended February 29, 2012.

Average Annual Total Returns: Periods Ended December 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Signal Shares	12/3/2009	5.88%	2.30%	2.64%	4.94%
ETF Shares	11/19/2009
Market Price		5.92			5.00
Net Asset Value		5.89			4.97

See Financial Highlights for dividend and capital gains information.

Mortgage-Backed Securities Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.2%)
Conventional Mortgage-Backed Securities (95.6%)
[1,2,3] Fannie Mae Pool		3.000%	3/1/27	2,250	2,334
[1,2,3] Fannie Mae Pool		3.500%	9/1/25–3/1/42	6,779	7,069
[1,2,3] Fannie Mae Pool		4.000%	7/1/18–3/1/42	13,470	14,210
[1,2,3] Fannie Mae Pool		4.500%	2/1/18–3/1/42	12,351	13,191
[1,2,3] Fannie Mae Pool		5.000%	3/1/17–3/1/42	11,123	12,027
[1,2,3] Fannie Mae Pool		5.500%	12/1/16–3/1/42	9,830	10,743
[1,2,3] Fannie Mae Pool		6.000%	12/1/13–3/1/42	7,219	7,988
[1,2,3] Fannie Mae Pool		6.500%	4/1/16–3/1/42	2,571	2,902
[1,2]	Fannie Mae Pool	7.000%	12/1/15–8/1/37	473	538
[1,2,3] Freddie Mac Gold Pool		3.000%	3/1/27	1,450	1,502
[1,2,3] Freddie Mac Gold Pool		3.500%	3/1/26–3/1/42	3,091	3,221
[1,2,3] Freddie Mac Gold Pool		4.000%	7/1/18–3/1/42	8,079	8,508
[1,2,3] Freddie Mac Gold Pool		4.500%	2/1/18–3/1/42	8,608	9,166
[1,2,3] Freddie Mac Gold Pool		5.000%	9/1/15–3/1/42	7,613	8,204
[1,2,3] Freddie Mac Gold Pool		5.500%	4/1/14–3/1/42	7,279	7,915
[1,2,3] Freddie Mac Gold Pool		6.000%	4/1/14–3/1/42	4,657	5,125
[1,2]	Freddie Mac Gold Pool	6.500%	1/1/29–9/1/39	1,279	1,438
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/28–2/1/37	380	434
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/22	4	5
[1,3]	Ginnie Mae I Pool	3.500%	2/15/26–3/1/42	409	431
[1,3]	Ginnie Mae I Pool	4.000%	10/15/24–3/1/42	3,258	3,512
1	Ginnie Mae I Pool	4.500%	9/15/18–3/1/42	5,226	5,708
[1,3]	Ginnie Mae I Pool	5.000%	1/15/18–3/1/42	3,376	3,732
[1,3]	Ginnie Mae I Pool	5.500%	10/15/32–3/1/42	2,261	2,524
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	1,045	1,178
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	574	659
1	Ginnie Mae I Pool	7.000%	10/15/27	16	19
[1,3]	Ginnie Mae II Pool	3.500%	7/20/26–3/1/42	1,682	1,765
[1,3]	Ginnie Mae II Pool	4.000%	9/20/25–3/1/42	4,541	4,890
[1,3]	Ginnie Mae II Pool	4.500%	4/20/18–3/1/42	6,917	7,551
[1,3]	Ginnie Mae II Pool	5.000%	6/20/33–3/1/42	4,951	5,463
1	Ginnie Mae II Pool	5.500%	12/20/33–12/20/41	1,693	1,877
1	Ginnie Mae II Pool	6.000%	1/20/32–3/1/42	1,454	1,628
1	Ginnie Mae II Pool	6.500%	10/20/28–11/20/38	282	322
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	78	89
					157,868

Mortgage-Backed Securities Index Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Nonconventional Mortgage-Backed Securities (3.6%)
[1,2,4] Fannie Mae Pool		2.827%	3/1/41	61	63
[1,2,4] Fannie Mae Pool		2.925%	12/1/40	351	364
[1,2,4] Fannie Mae Pool		3.121%	12/1/40–2/1/41	104	109
[1,2,4] Fannie Mae Pool		3.163%	2/1/41	92	95
[1,2,4] Fannie Mae Pool		3.174%	12/1/40	63	66
[1,2,4] Fannie Mae Pool		3.242%	10/1/40	109	113
[1,2,4] Fannie Mae Pool		3.258%	11/1/40	62	65
[1,2,4] Fannie Mae Pool		3.298%	1/1/40	19	20
[1,2,4] Fannie Mae Pool		3.447%	12/1/39	901	942
[1,2,4] Fannie Mae Pool		3.510%	5/1/40	38	40
[1,2,4] Fannie Mae Pool		3.536%	3/1/40	32	34
[1,2,4] Fannie Mae Pool		3.539%	10/1/39	139	145
[1,2] Fannie Mae Pool		3.580%	8/1/39	143	150
[1,2,4] Fannie Mae Pool		3.600%	4/1/41	66	69
[1,2,4] Fannie Mae Pool		3.610%	11/1/39	138	144
[1,2,4] Fannie Mae Pool		3.698%	5/1/40	320	336
[1,2,4] Fannie Mae Pool		3.831%	9/1/40	169	184
[1,2,4] Fannie Mae Pool		5.098%	3/1/38	125	135
[1,2,4] Fannie Mae Pool		5.499%	3/1/37	262	271
[1,2,4] Fannie Mae Pool		5.713%	4/1/37	76	82
[1,2,4] Fannie Mae Pool		6.304%	9/1/37	45	47
[1,2,4] Freddie Mac Non Gold Pool		2.711%	12/1/40	214	221
[1,2,4] Freddie Mac Non Gold Pool		2.825%	1/1/41	238	246
[1,2,4] Freddie Mac Non Gold Pool		2.976%	2/1/41	64	66
[1,2,4] Freddie Mac Non Gold Pool		3.328%	4/1/40	51	53
[1,2,4] Freddie Mac Non Gold Pool		3.356%	5/1/40	13	14
[1,2,4] Freddie Mac Non Gold Pool		3.506%	8/1/40	187	200
[1,2,4] Freddie Mac Non Gold Pool		3.570%	11/1/39	154	162
[1,2,4] Freddie Mac Non Gold Pool		3.598%	6/1/40	176	184
[1,2,4] Freddie Mac Non Gold Pool		3.622%	1/1/40	107	112
[1,2,4] Freddie Mac Non Gold Pool		3.675%	9/1/40	250	263
[1,2,4] Freddie Mac Non Gold Pool		3.975%	12/1/39–3/1/40	342	362
[1,2,4] Freddie Mac Non Gold Pool		5.800%	10/1/37	61	63
[1,2,4] Freddie Mac Non Gold Pool		6.385%	2/1/37	118	128
1	Ginnie Mae II Pool	2.500%	1/20/41–2/20/41	138	144
1	Ginnie Mae II Pool	3.000%	4/20/41–5/20/41	88	93
1	Ginnie Mae II Pool	4.000%	12/20/39	209	221
					6,006
Total U.S. Government and Agency Obligations (Cost $162,248)					163,874

				Shares
Temporary Cash Investment (23.4%)
Money Market Fund (23.4%)
5	Vanguard Market Liquidity Fund (Cost $38,701)	0.111%		38,701,082	38,701
Total Investments (122.6%) (Cost $200,949)					202,575
Other Assets and Liabilities (-22.6%)
Other Assets					9,956
Liabilities					(47,363)
					(37,407)
Net Assets (100%)					165,168

Mortgage-Backed Securities Index Fund

Market
Value
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	202,575
Receivables for Investment Securities Sold	9,372
Other Assets	584
Total Assets	212,531
Liabilities
Payables for Investment Securities Purchased	46,968
Other Liabilities	395
Total Liabilities	47,363
Net Assets	165,168

At February 29, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	162,837
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	705
Unrealized Appreciation (Depreciation)	1,626
Net Assets	165,168

Signal Shares—Net Assets
Applicable to 206,264 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,283
Net Asset Value Per Share—Signal Shares	$20.76

ETF Shares—Net Assets
Applicable to 3,100,980 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	160,885
Net Asset Value Per Share—ETF Shares	$51.88

See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2012.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Interest[1]	1,337
Total Income	1,337
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1
Management and Administrative—Signal Shares	7
Management and Administrative—ETF Shares	57
Marketing and Distribution—Signal Shares	1
Marketing and Distribution—ETF Shares	7
Custodian Fees	16
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—ETF Shares	5
Total Expenses	94
Net Investment Income	1,243
Realized Net Gain (Loss) on Investment Securities Sold	790
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(171)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,862
1 Interest income from an affiliated company of the fund was $15,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,243	1,315
Realized Net Gain (Loss)	790	663
Change in Unrealized Appreciation (Depreciation)	(171)	1,402
Net Increase (Decrease) in Net Assets Resulting from Operations	1,862	3,380
Distributions
Net Investment Income
Signal Shares	(118)	(219)
ETF Shares	(1,118)	(1,097)
Realized Capital Gain[1]
Signal Shares	(78)	(100)
ETF Shares	(633)	(576)
Total Distributions	(1,947)	(1,992)
Capital Share Transactions
Signal Shares	(10,670)	8,572
ETF Shares	88,262	40,764
Net Increase (Decrease) from Capital Share Transactions	77,592	49,336
Total Increase (Decrease)	77,507	50,724
Net Assets
Beginning of Period	87,661	36,937
End of Period[2]	165,168	87,661

1 Includes fiscal 2012 and 2011 short-term gain distributions totaling $682,000 and $676,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and ($7,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

Signal Shares
	Six Months	Year	Dec. 3,
	Ended	Ended	2009[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$20.76	$20.52	$20.04
Investment Operations
Net Investment Income	.201	.456	.332
Net Realized and Unrealized Gain (Loss) on Investments	.099	.569	.487
Total from Investment Operations	.300	1.025	.819
Distributions
Dividends from Net Investment Income	(.199)	(.456)	(.339)
Distributions from Realized Capital Gains	(.101)	(.329)	—
Total Distributions	(.300)	(.785)	(.339)
Net Asset Value, End of Period	$20.76	$20.76	$20.52

Total Return	1.46%	5.16%	4.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4	$15	$6
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.99%	2.30%	2.12%[2]
Portfolio Turnover Rate[3]	424%	344%	402%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Includes 163%, 187%, and 166% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Nov. 19,
	Ended	Ended	2009[1] to
	February 29,	Aug. 31,	Aug. 31,
For a Share Outstanding Throughout Each Period	2012	2011	2010
Net Asset Value, Beginning of Period	$51.90	$51.31	$49.98
Investment Operations
Net Investment Income	.516	1.142	.836
Net Realized and Unrealized Gain (Loss) on Investments	.229	1.412	1.338
Total from Investment Operations	.745	2.554	2.174
Distributions
Dividends from Net Investment Income	(.512)	(1.142)	(.844)
Distributions from Realized Capital Gains	(.253)	(.822)	—
Total Distributions	(.765)	(1.964)	(.844)
Net Asset Value, End of Period	$51.88	$51.90	$51.31

Total Return	1.45%	5.14%	4.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$161	$73	$31
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.99%	2.30%	2.12%[2]
Portfolio Turnover Rate[3]	424%	344%	402%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Includes 163%, 187%, and 166% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Mortgage-Backed Securities Index Fund

Notes to Financial Statements

Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Signal Shares, Institutional Shares, and ETF Shares. Signal Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

Mortgage-Backed Securities Index Fund

In April 2011, the Financial Accounting Standards Board adopted Accounting Standards Update (ASU) 2011-03, “Transfers and Servicing (Topic 860)—Reconsideration of Effective Control for Repurchase Agreements.” The ASU takes effect for periods beginning after December 15, 2011. Under the ASU, certain mortgage-dollar-roll transactions that previously would have been accounted for as purchases and sales may be accounted for as financing transactions. Treating these transactions as financing would have no impact on total return, but certain transactions that previously resulted in realized gains and losses would instead be reflected in net income and unrealized gains and losses. Management has concluded that treating the mortgage-dollar-roll arrangements entered into by the fund as purchases and sales continues to be appropriate.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2010–2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2012, the fund had contributed capital of $24,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Mortgage-Backed Securities Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of February 29, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	163,874	—
Temporary Cash Investments	38,701	—	—
Total	38,701	163,874	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At February 29, 2012, the cost of investment securities for tax purposes was $200,951,000. Net unrealized appreciation of investment securities for tax purposes was $1,624,000, consisting of unrealized gains of $1,743,000 on securities that had risen in value since their purchase and $119,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 29, 2012, the fund purchased $336,034,000 of investment securities and sold $258,709,000 of investment securities, other than temporary cash investments.

Mortgage-Backed Securities Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	February 29, 2012		August 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Signal Shares
Issued	1,897	92	8,577	423
Issued in Lieu of Cash Distributions	196	9	319	16
Redeemed	(12,763)	(615)	(324)	(16)
Net Increase (Decrease)—Signal Shares	(10,670)	(514)	8,572	423
ETF Shares
Issued	88,262	1,700	40,764	800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	88,262	1,700	40,764	800

G. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 29, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2011	2/29/2012	Period
Based on Actual Fund Return
Short-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,000.15	$0.70
Institutional Shares	1,000.00	1,000.82	0.45
ETF Shares	1,000.00	1,000.48	0.70
Intermediate-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,017.85	$0.70
Institutional Shares	1,000.00	1,017.83	0.45
ETF Shares	1,000.00	1,017.79	0.70
Long-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,091.65	$0.73
Institutional Shares	1,000.00	1,092.56	0.47
ETF Shares	1,000.00	1,091.96	0.73
Short-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,022.83	$0.70
Institutional Shares	1,000.00	1,022.73	0.45
ETF Shares	1,000.00	1,022.77	0.70
Intermediate-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,050.97	$0.71
Institutional Shares	1,000.00	1,050.80	0.46
ETF Shares	1,000.00	1,050.91	0.71
Long-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,107.75	$0.73
Institutional Shares	1,000.00	1,107.96	0.47
ETF Shares	1,000.00	1,107.40	0.73
Mortgage-Backed Securities Index Fund
Signal Shares	$1,000.00	$1,014.58	$0.75
ETF Shares	1,000.00	1,014.48	0.75

Six Months Ended February 29, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2011	2/29/2012	Period
Based on Hypothetical 5% Yearly Return
Short-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,024.17	$0.70
Institutional Shares	1,000.00	1,024.42	0.45
ETF Shares	1,000.00	1,024.17	0.70
Intermediate-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,024.17	$0.70
Institutional Shares	1,000.00	1,024.42	0.45
ETF Shares	1,000.00	1,024.17	0.70
Long-Term Government Bond Index Fund
Signal Shares	$1,000.00	$1,024.17	$0.70
Institutional Shares	1,000.00	1,024.42	0.45
ETF Shares	1,000.00	1,024.17	0.70
Short-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,024.17	$0.70
Institutional Shares	1,000.00	1,024.42	0.45
ETF Shares	1,000.00	1,024.17	0.70
Intermediate-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,024.17	$0.70
Institutional Shares	1,000.00	1,024.42	0.45
ETF Shares	1,000.00	1,024.17	0.70
Long-Term Corporate Bond Index Fund
Signal Shares	$1,000.00	$1,024.17	$0.70
Institutional Shares	1,000.00	1,024.42	0.45
ETF Shares	1,000.00	1,024.17	0.70
Mortgage-Backed Securities Index Fund
Signal Shares	$1,000.00	$1,024.12	$0.75
ETF Shares	1,000.00	1,024.12	0.75

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Government Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Intermediate-Term Government Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Long-Term Government Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Short-Term Corporate Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Intermediate-Term Corporate Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Long-Term Corporate Bond Index Fund, 0.14% for Signal Shares, 0.09% for Institutional Shares, and 0.14% for ETF Shares; for the Mortgage-Backed Securities Index Fund, 0.15% for Signal Shares and 0.15% for ETF Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays Capital using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services), Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing),
Board. Principal Occupation(s) During the Past Five	and Delphi Automotive LLP (automotive components);
Years: Chairman of the Board of The Vanguard Group,	Senior Advisor at New Mountain Capital; Trustee of
Inc., and of each of the investment companies served	The Conference Board.
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive	Amy Gutmann
Officer and President of The Vanguard Group and of	Born 1949. Trustee Since June 2006. Principal
each of the investment companies served by The	Occupation(s) During the Past Five Years: President
Vanguard Group since 2008; Director of Vanguard	of the University of Pennsylvania; Christopher H.
Marketing Corporation; Managing Director of The	Browne Distinguished Professor of Political Science
Vanguard Group (1995–2008).	in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
nication and the Graduate School of Education
Independent Trustees	of the University of Pennsylvania; Director of
Carnegie Corporation of New York, Schuylkill River
Emerson U. Fullwood	Development Corporation, and Greater Philadelphia
Born 1948. Trustee Since January 2008. Principal	Chamber of Commerce; Trustee of the National
Occupation(s) During the Past Five Years: Executive	Constitution Center; Chair of the Presidential
Chief Staff and Marketing Officer for North America	Commission for the Study of Bioethical Issues.
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and	JoAnn Heffernan Heisen
services); Executive in Residence and 2010	Born 1950. Trustee Since July 1998. Principal
Distinguished Minett Professor at the Rochester	Occupation(s) During the Past Five Years: Corporate
Institute of Technology; Director of SPX Corporation	Vice President and Chief Global Diversity Officer
(multi-industry manufacturing), the United Way of	(retired 2008) and Member of the Executive
Rochester, Amerigroup Corporation (managed health	Committee (1997–2008) of Johnson & Johnson
care), the University of Rochester Medical Center,	(pharmaceuticals/medical devices/consumer
Monroe Community College Foundation, and North	products); Director of Skytop Lodge Corporation
Carolina A&T University.	(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
Rajiv L. Gupta	for Talent Innovation; Member of the Advisory Board
Born 1945. Trustee Since December 2001.[2]	of the Maxwell School of Citizenship and Public Affairs
Principal Occupation(s) During the Past Five Years:	at Syracuse University.
Chairman and Chief Executive Officer (retired 2009)

F. Joseph Loughrey	Group since 2010; Assistant Controller of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group (2001–2010).
and Chief Operating Officer (retired 2009) and Vice
Chairman of the Board (2008–2009) of Cummins Inc.	Thomas J. Higgins
(industrial machinery); Director of SKF AB (industrial	Born 1957. Chief Financial Officer Since September
machinery), Hillenbrand, Inc. (specialized consumer	2008. Principal Occupation(s) During the Past Five
services), the Lumina Foundation for Education, and	Years: Principal of The Vanguard Group, Inc.; Chief
Oxfam America; Chairman of the Advisory Council	Financial Officer of each of the investment companies
for the College of Arts and Letters and Member	served by The Vanguard Group since 2008; Treasurer
of the Advisory Board to the Kellogg Institute for	of each of the investment companies served by The
International Studies at the University of Notre Dame.	Vanguard Group (1998–2008).

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School (retired 2011); Chief Investment	the investment companies served by The Vanguard
Officer and Managing Partner of HighVista Strategies	Group since 2008; Assistant Treasurer of each of the
LLC (private investment firm); Director of Rand	investment companies served by The Vanguard Group
Merchant Bank; Overseer of the Museum of Fine	(1988–2008).
Arts Boston.
Heidi Stam
Alfred M. Rankin, Jr.	Born 1956. Secretary Since July 2005. Principal
Born 1941. Trustee Since January 1993. Principal	Occupation(s) During the Past Five Years: Managing
Occupation(s) During the Past Five Years: Chairman,	Director of The Vanguard Group, Inc., since 2006;
President, and Chief Executive Officer of NACCO	General Counsel of The Vanguard Group since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Secretary of The Vanguard Group and of each of the
Director of Goodrich Corporation (industrial products/	investment companies served by The Vanguard Group
aircraft systems and services) and the National	since 2005; Director and Senior Vice President of
Association of Manufacturers; Chairman of the Board	Vanguard Marketing Corporation since 2005;
of the Federal Reserve Bank of Cleveland and of	Principal of The Vanguard Group (1997–2006).
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Vanguard Senior Management Team
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	Michael S. Miller
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	James M. Norris
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	Glenn W. Reed
Incorporated (communications equipment); Director of	Martha G. King	George U. Sauter
Corning Incorporated (2000-2010) and Dow Corning	Chris D. McIsaac
(2001–2010); Director of SPX Corporation (multi-
industry manufacturing); Overseer of the Amos Tuck	Chairman Emeritus and Senior Advisor
School of Business Administration at Dartmouth
College; Advisor to the Norris Cotton Cancer Center.	John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Executive Officers

Glenn Booraem	Founder
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	John C. Bogle
of The Vanguard Group, Inc.; Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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voted the proxies for securities it owned during the 12	rights reserved.
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vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
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find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
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copies of this information, for a fee, by sending a
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Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q16422 042012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

VANGUARD SCOTTSDALE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.